                                                       -------------------------
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                                                       -------------------------
                                                       OMB Number: 3235-0570

                                                       Expires: October 31, 2006

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                                                       hours per response: 5.0
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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number  811-59347
                                  -----------------------------------------

                        Nations Master Investment Trust
    ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           One Bank of America Plaza
                                 NC1-002-33-31
                                  Charlotte NC                28255
    ----------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                           Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                              Wilmington, DE 19801
    ----------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  704-388-9174
                                                   -----------------------

Date of fiscal year end:  03-31-05
                        ---------------------------

Date of reporting period:  09-30-04
                         --------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

          Stock Funds
          International/Global Stock Funds
          Government & Corporate Bond Funds
          High Yield Portfolio

                                             Nations Convertible
                                             Securities Fund

                                             Nations Asset
                                             Allocation Fund

                                             Nations Value Fund

                                             Nations MidCap Value Fund

                                             Nations SmallCap Value Fund

                                             Nations Marsico
                                             Growth Fund

                                             Nations Strategic
                                             Growth Fund

         STOCK FUNDS                         Nations Marsico
         --------------------------------    Focused Equities Fund
         Semiannual report for the period
         ended September 30, 2004            Nations MidCap
                                             Growth Fund

                                             Nations Marsico 21st
                                             Century Fund

                                             Nations Small
                                             Company Fund




                                            [NATIONS FUNDS LOGO]

Guidelines and information about how Nations Funds voted proxies for securities they held during the 12-month period ended June 30, 2004 are available without charge at www.nationsfunds.com and at http://www.sec.gov or by calling 1.800.321.7854.

Beginning with the Funds' fiscal quarter ending December 31, 2004, the Funds will file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds' Forms N-Q will also be available on our website at www.nationsfunds.com.

This report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

BACAP Distributors, LLC and Banc of America Capital Management, LLC are the distributor and investment adviser to Nations Funds, respectively. They and other affiliates of Bank of America provide services to Nations Funds and receive fees for such services. BACAP Distributors, LLC, member NASD, SIPC.


NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

CHAIRMAN'S AND PRESIDENT'S MESSAGE
                           Dear Shareholder:

                           The US economy grew at a healthy pace during the six-month period that ended September 30, 2004. Despite uncertainty about job growth, consumer spending and rising energy prices, gross domestic product growth was comfortably above the long-term historical average of 3.0%. In general, corporate profits continued to rise, which provided companies with the resources to increase spending. Industrial production rose; factories used more of their capacity; and spending on technology, capital equipment and construction all increased.

                           STOCKS FALTER WHILE BONDS EKE OUT A POSITIVE RETURN Although this environment provided a solid foundation for the financial markets, the stock market was unsettled by external events such as the fall presidential election, renewed terror threats and continued fighting in Iraq. As a result, many investors remained on the sidelines. The S&P 500 Index(1) and the Russell 3000 Index(2), two broad measures of US stock market performance, returned negative 0.18% and negative 0.60% respectively, over this six-month reporting period. The broad markets for small- and mid-cap stocks and value stocks did somewhat better. The Russell MidCap Value Index returned 3.50%(3) and the Russell 2000 Value Index returned 1.00%.(4) Energy stocks were the period's strongest performers. They gained more than 19% during the period, as measured by Standard & Poor's.

                           The bond market encountered considerable volatility when job growth picked up in the spring and investors began to anticipate higher short-term interest rates. However, a shaky stock market and some weak economic data gave the bond market a boost in the final months of the period. The Lehman Brothers Aggregate Bond Index eked out a positive return of 0.68% over this six-month reporting period.(5) High-yield bonds, which can be less sensitive to changing interest rates, led the fixed-income markets. The Merrill Lynch US High Yield, Cash Pay Index returned 3.72% over the same period.(6)

                           LOOKING AHEAD
                           Although the soft patch encountered by the economy during the summer months appears to be behind us, a meaningful acceleration of economic activity does not appear to be in the works. In fact, leading economic indicators suggest that growth remains in line with the economy's long-term average. Job growth has become increasingly important to the outlook for consumer income and spending, and there the trend is encouraging. Although monthly data has been volatile over the past year, year-over-year data shows that payroll growth has swung from a decline of 1% to 2% in 2002 to an increase of 1% in 2004.

                           (1)The S&P 500 Index is an unmanaged index of 500 widely held common socks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (2)The Russell 3000 Index is an unmanaged index that tracks the performance of the 3,000 largest US companies based on total market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (3)The Russell MidCap Value Index is an unmanaged index that measures the performance of those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (4)The Russell 2000 Value Index is an unmanaged index that tracks the performance of those Russell 2000 companies with lower price-to book ratios and lower forecasted growth values. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (5)The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues.

                           (6)The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

CHAIRMAN'S AND PRESIDENT'S MESSAGE
CONTINUED...

                           In this environment, we believe that the outlook is slightly better for stocks than for bonds. Although long-term Treasury yields have declined in recent months, we expect them to move higher once the Federal Reserve Board completes its cycle of short-term rate increases. We expect to see short-term rates rise to 3% to 4% and long-term rates go to 5% or higher. Higher long-term rates would be a challenge for the bond market because yields and bond prices move in opposite directions. We expect the outlook for the stock market to improve if and when some of the current uncertainties are resolved. Certainly if the price of oil retreats from its current high level, it would take some pressure off consumers and the market would be one of the likely beneficiaries.

                           STRATEGIC THINKING ABOUT YOUR INVESTMENTS
                           Regardless of the short-term outlook for stocks and bonds, we believe that there are certain basic principles that can help you achieve your long-term financial goals. Think long term. Have a plan for investing, and stick to it. Own a diversified mix of investments. Add to your investments regularly. If you can incorporate these four principles into your investment plan, you will find it easier to ignore the short-term gyrations of the market. If you work with an investment professional, be sure to consult him or her if you have questions or concerns about your investments. An investment professional can be an important ally in helping you keep your financial goals on track.

                           As always, we thank you for investing in Nations Funds and we look forward to serving your financial needs in the years to come.

                           Sincerely,

                           -s- William P. Carmichael
                           WILLIAM P. CARMICHAEL
                           CHAIRMAN OF THE BOARD OF TRUSTEES
                           NATIONS FUNDS



                           -s- Keith T. Banks
                           Keith T. Banks
                           President of Nations Funds
                           President of Banc of America
                           Capital Management, LLC

                           September 30, 2004

                           The information and data provided in this analysis are derived from sources that we deem to be reliable and accurate. The opinions expressed here are strictly those of the contributors and are subject to change without notice.

TABLE OF CONTENTS

                                       DISCLOSURE OF FUND EXPENSES AND PORTFOLIO HOLDINGS
                                       Nations Convertible Securities Fund                           3
                                       Nations Asset Allocation Fund                                 5
                                       Nations Value Fund                                            7
                                       Nations MidCap Value Fund                                     9
                                       Nations SmallCap Value Fund                                  11
                                       Nations Marsico Growth Fund                                  13
                                       Nations Strategic Growth Fund                                15
                                       Nations Marsico Focused Equities Fund                        17
                                       Nations MidCap Growth Fund                                   19
                                       Nations Marsico 21st Century Fund                            21
                                       Nations Small Company Fund                                   23
                                       FINANCIAL STATEMENTS
                                       Schedules of investments                                     25
                                       Statements of assets and liabilities                         60
                                       Statements of operations                                     62
                                       Statements of changes in net assets                          64
                                       Schedules of capital stock activity                          70
                                       Financial highlights                                         82
                                       Notes to financial statements                               104
                                       Schedule of investments -- Nations Master Investment Trust  120
                                         Nations Marsico Growth Master Portfolio                   120
                                         Nations Strategic Growth Master Portfolio                 122
                                         Nations Marsico Focused Equities Master Portfolio         124
                                         Nations Small Company Master Portfolio                    126
                                       Statements of assets and liabilities                        129
                                       Statements of operations                                    130
                                       Statements of changes in net assets                         132
                                       Financial highlights                                        134
                                       Notes to financial statements                               135

                                  NATIONS FUNDS                         [DALBAR LOGO]
                                  RECOGNIZED FOR
                                  OUTSTANDING                           DALBAR, Inc. is a well-respected
                                  SHAREHOLDER SERVICE                   research firm that measures
                                                                        customer service levels and
                                  IN RECOGNITION OF ITS COMMITMENT      establishes benchmarks in the
                                  TO PROVIDE SHAREHOLDERS WITH THE      financial services industry.
                                  HIGHEST LEVEL OF SERVICE IN THE
                                  MUTUAL FUND INDUSTRY, NATIONS
                                  FUNDS RECEIVED THE DALBAR MUTUAL
                                  FUND SERVICE AWARD IN 2003.


                      [This page intentionally left blank]

NATIONS CONVERTIBLE SECURITIES FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,003.30              $4.77
Hypothetical**..............................................    $1,000.00         $1,020.31              $4.81
INVESTOR A
Actual......................................................    $1,000.00         $1,002.00              $6.02
Hypothetical**..............................................    $1,000.00         $1,019.05              $6.07
INVESTOR B
Actual......................................................    $1,000.00         $  997.80              $9.77
Hypothetical**..............................................    $1,000.00         $1,015.29              $9.85
INVESTOR C
Actual......................................................    $1,000.00         $  998.30              $9.77
Hypothetical**..............................................    $1,000.00         $1,015.29              $9.85

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.95%, Investor A 1.20%, Investor B 1.95% and Investor C 1.95%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS CONVERTIBLE SECURITIES FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

10.2%  Pharmaceuticals
 6.1%  Electric power - Non nuclear
 5.9%  Medical devices and supplies
 4.5%  Insurance
 3.8%  Computer services
 3.6%  Oilfield services
 5.2%  Telecommunications services
 3.4%  Diversified manufacturing
 3.3%  Health services
 3.2%  Broadcasting and cable
50.8%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Tyco International Group, 3.125%
                                                                                 01/15/23                                1.7%
                                                                            -------------------------------------------------
                                                                              2  Providian Financial Corporation,
                                                                                 2.750% 03/15/16                         1.2%
                                                                            -------------------------------------------------
                                                                              3  Genzyme Corporation, 1.250% 12/01/23    1.2%
                                                                            -------------------------------------------------
                                                                              4  Halliburton Company, 3.125% 07/15/23    1.2%
                                                                            -------------------------------------------------
                                                                              5  Sealed Air Corporation, 3.000%
                                                                                 06/30/33                                1.2%
                                                                            -------------------------------------------------
                                                                              6  AT&T Corporation - Liberty Media
                                                                                 Group, 4.000% 11/15/29                  1.2%
                                                                            -------------------------------------------------
                                                                              7  Host Marriott LP, 3.250% 04/15/24       1.2%
                                                                            -------------------------------------------------
                                                                              8  Teva Pharmaceutical Industries, Ltd.,
                                                                                 0.500% 02/01/24                         1.2%
                                                                            -------------------------------------------------
                                                                              9  General Motors Corporation              1.1%
                                                                            -------------------------------------------------
                                                                             10  Baxter International Inc.               1.1%
                                                                            -------------------------------------------------






                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS ASSET ALLOCATION FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  999.70              $4.76
Hypothetical**..............................................    $1,000.00         $1,020.31              $4.81
INVESTOR A
Actual......................................................    $1,000.00         $  999.00              $6.01
Hypothetical**..............................................    $1,000.00         $1,019.05              $6.07
INVESTOR B
Actual......................................................    $1,000.00         $  995.10              $9.75
Hypothetical**..............................................    $1,000.00         $1,015.29              $9.85
INVESTOR C
Actual......................................................    $1,000.00         $  995.40              $9.75
Hypothetical**..............................................    $1,000.00         $1,015.29              $9.85

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.95%, Investor A 1.20%, Investor B 1.95% and Investor C 1.95%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS ASSET ALLOCATION FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

 8.5%  Federal National Mortgage Association (FNMA) Certificates
 8.2%  Commercial banking
 5.2%  Integrated oil
 4.2%  Insurance
 4.1%  Pharmaceuticals
 3.3%  Telecommunications services
 3.6%  Investment services
 2.6%  Semiconductors
 2.6%  Diversified manufacturing
 2.4%  Medical devices and supplies
55.3%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Federal National Mortgage Association
                                                                                 (FNMA) Certificates, 5.000% 10/15/19    4.0%
                                                                            -------------------------------------------------
                                                                              2  High Yield Portfolio                    2.2%
                                                                            -------------------------------------------------
                                                                              3  Exxon Mobil Corporation                 2.1%
                                                                            -------------------------------------------------
                                                                              4  General Electric Company                2.0%
                                                                            -------------------------------------------------
                                                                              5  Federal National Mortgage Association
                                                                                 (FNMA) Certificates, 5.000% 07/12/34    1.9%
                                                                            -------------------------------------------------
                                                                              6  Citigroup Inc.                          1.8%
                                                                            -------------------------------------------------
                                                                              7  Government National Mortgage
                                                                                 Association (GNMA) Certificates,
                                                                                 5.500% 07/19/33                         1.7%
                                                                            -------------------------------------------------
                                                                              8  Pfizer Inc.                             1.7%
                                                                            -------------------------------------------------
                                                                              9  Microsoft Corporation                   1.5%
                                                                            -------------------------------------------------
                                                                             10  Johnson & Johnson                       1.4%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS VALUE FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,006.30              $3.97
Hypothetical**..............................................    $1,000.00         $1,021.11              $4.00
INVESTOR A
Actual......................................................    $1,000.00         $1,005.10              $5.23
Hypothetical**..............................................    $1,000.00         $1,019.85              $5.27
INVESTOR B
Actual......................................................    $1,000.00         $1,000.60              $8.98
Hypothetical**..............................................    $1,000.00         $1,016.09              $9.05
INVESTOR C
Actual......................................................    $1,000.00         $1,001.10              $8.98
Hypothetical**..............................................    $1,000.00         $1,016.09              $9.05

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.79%, Investor A 1.04%, Investor B 1.79% and Investor C 1.79%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS VALUE FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

14.9%  Commercial banking
11.1%  Integrated oil
 6.5%  Insurance
 6.4%  Aerospace and defense
 4.7%  Electric power - Nuclear
 4.3%  Diversified manufacturing
 4.1%  Telecommunications services
 3.7%  Investment services
 3.0%  Real Estate Investment Trusts (REITs)
 2.7%  Computers and office equipment
38.6%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Exxon Mobil Corporation                 4.5%
                                                                            -------------------------------------------------
                                                                              2  Citigroup Inc.                          4.1%
                                                                            -------------------------------------------------
                                                                              3  US Bancorp                              3.0%
                                                                            -------------------------------------------------
                                                                              4  General Electric Company                2.8%
                                                                            -------------------------------------------------
                                                                              5  United Technologies Corporation         2.7%
                                                                            -------------------------------------------------
                                                                              6  Altria Group, Inc.                      2.3%
                                                                            -------------------------------------------------
                                                                              7  Wells Fargo & Company                   2.0%
                                                                            -------------------------------------------------
                                                                              8  Verizon Communications Inc.             1.9%
                                                                            -------------------------------------------------
                                                                              9  Limited Brands                          1.7%
                                                                            -------------------------------------------------
                                                                             10  Honeywell International Inc.            1.6%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS MIDCAP VALUE FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,036.40              $4.90
Hypothetical**..............................................    $1,000.00         $1,020.26              $4.86
INVESTOR A
Actual......................................................    $1,000.00         $1,035.20              $6.17
Hypothetical**..............................................    $1,000.00         $1,019.00              $6.12
INVESTOR B
Actual......................................................    $1,000.00         $1,030.30              $9.98
Hypothetical**..............................................    $1,000.00         $1,015.24              $9.90
INVESTOR C
Actual......................................................    $1,000.00         $1,031.00              $9.98
Hypothetical**..............................................    $1,000.00         $1,015.24              $9.90

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.96%, Investor A 1.21%, Investor B 1.96% and Investor C 1.96%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS MIDCAP VALUE FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

10.6%  Commercial banking
 7.5%  Insurance
 5.4%  Real Estate Investment Trusts (REITs)
 4.4%  Lodging and recreation
 4.1%  Specialty stores
 3.9%  Chemicals - Specialty
 3.8%  Electric power - Nuclear
 3.8%  Diversified manufacturing
 3.2%  Integrated oil
 3.2%  Oilfield services
50.1%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Norfolk Southern Corporation            1.8%
                                                                            -------------------------------------------------
                                                                              2  Limited Brands                          1.6%
                                                                            -------------------------------------------------
                                                                              3  Marshall and Ilsley Corporation         1.5%
                                                                            -------------------------------------------------
                                                                              4  SUPERVALU Inc.                          1.5%
                                                                            -------------------------------------------------
                                                                              5  Zions Bancorporation                    1.4%
                                                                            -------------------------------------------------
                                                                              6  Pitney Bowes Inc.                       1.4%
                                                                            -------------------------------------------------
                                                                              7  Marathon Oil Corporation                1.4%
                                                                            -------------------------------------------------
                                                                              8  Hibernia Corporation, Class A           1.4%
                                                                            -------------------------------------------------
                                                                              9  Ashland Inc.                            1.3%
                                                                            -------------------------------------------------
                                                                             10  Fluor Corporation                       1.3%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS SMALLCAP VALUE FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,034.00              $ 6.63
Hypothetical**..............................................    $1,000.00         $1,018.55              $ 6.58
INVESTOR A
Actual......................................................    $1,000.00         $1,032.40              $ 7.90
Hypothetical**..............................................    $1,000.00         $1,017.30              $ 7.84
INVESTOR B
Actual......................................................    $1,000.00         $1,028.40              $11.70
Hypothetical**..............................................    $1,000.00         $1,013.54              $11.61
INVESTOR C
Actual......................................................    $1,000.00         $1,028.40              $11.70
Hypothetical**..............................................    $1,000.00         $1,013.54              $11.61

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 1.30%, Investor A 1.55%, Investor B 2.30% and Investor C 2.30%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS SMALLCAP VALUE FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

12.6%  Commercial banking
 7.3%  Real Estate Investment Trusts (REITs)
 6.9%  Heavy machinery
 6.0%  Metals and mining
 4.8%  Commercial services
 4.6%  Insurance
 4.0%  Railroads, trucking and shipping
 3.7%  Health services
 3.2%  Semiconductors
 3.1%  Diversified manufacturing
43.8%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Kennametal Inc.                         1.2%
                                                                            -------------------------------------------------
                                                                              2  Paxar Corporation                       1.2%
                                                                            -------------------------------------------------
                                                                              3  Century Aluminum Company                1.2%
                                                                            -------------------------------------------------
                                                                              4  Equity Inns Inc.                        1.2%
                                                                            -------------------------------------------------
                                                                              5  Encore Acquisition Company              1.2%
                                                                            -------------------------------------------------
                                                                              6  Grey Wolf, Inc.                         1.2%
                                                                            -------------------------------------------------
                                                                              7  Graftech International Ltd.             1.2%
                                                                            -------------------------------------------------
                                                                              8  URS Corporation                         1.1%
                                                                            -------------------------------------------------
                                                                              9  Quiksilver, Inc.                        1.1%
                                                                            -------------------------------------------------
                                                                             10  School Specialty, Inc.                  1.1%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS MARSICO GROWTH FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,009.40              $ 5.49
Hypothetical**..............................................    $1,000.00         $1,019.60              $ 5.52
INVESTOR A
Actual......................................................    $1,000.00         $1,008.20              $ 6.75
Hypothetical**..............................................    $1,000.00         $1,018.35              $ 6.78
INVESTOR B
Actual......................................................    $1,000.00         $1,004.00              $10.50
Hypothetical**..............................................    $1,000.00         $1,014.59              $10.56
INVESTOR C
Actual......................................................    $1,000.00         $1,004.00              $10.50
Hypothetical**..............................................    $1,000.00         $1,014.59              $10.56

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 1.09%, Investor A 1.34%, Investor B 2.09% and Investor C 2.09%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS MARSICO GROWTH FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

 7.9%  Lodging and recreation
 7.1%  Health services
 7.0%  Medical devices and supplies
 6.1%  Diversified manufacturing
 6.0%  Networking and telecommunications equipment
 5.1%  Specialty stores
 5.0%  Software
 4.6%  Pharmaceuticals
 4.1%  Finance - Miscellaneous
 3.8%  Investment services
43.3%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  UnitedHealth Group Inc.                 5.7%
                                                                            -------------------------------------------------
                                                                              2  QUALCOMM Inc.                           5.1%
                                                                            -------------------------------------------------
                                                                              3  General Electric Company                4.8%
                                                                            -------------------------------------------------
                                                                              4  Genentech, Inc.                         4.6%
                                                                            -------------------------------------------------
                                                                              5  SLM Corporation                         4.0%
                                                                            -------------------------------------------------
                                                                              6  Countrywide Financial Corporation       3.7%
                                                                            -------------------------------------------------
                                                                              7  Citigroup Inc.                          3.6%
                                                                            -------------------------------------------------
                                                                              8  Wynn Resorts, Ltd., 6.000% 07/15/15     3.2%
                                                                            -------------------------------------------------
                                                                              9  Caterpillar Inc.                        3.2%
                                                                            -------------------------------------------------
                                                                             10  FedEx Corporation                       3.0%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS STRATEGIC GROWTH FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  981.90              $4.67
Hypothetical**..............................................    $1,000.00         $1,020.36              $4.76
INVESTOR A
Actual......................................................    $1,000.00         $  980.10              $5.91
Hypothetical**..............................................    $1,000.00         $1,019.10              $6.02
INVESTOR B
Actual......................................................    $1,000.00         $  975.90              $9.61
Hypothetical**..............................................    $1,000.00         $1,015.34              $9.80
INVESTOR C
Actual......................................................    $1,000.00         $  976.80              $9.61
Hypothetical**..............................................    $1,000.00         $1,015.34              $9.80

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.94%, Investor A 1.19%, Investor B 1.94% and Investor C 1.94%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS STRATEGIC GROWTH FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

 4.0%  Department and discount stores
 4.2%  Beverages
 4.3%  Investment services
 4.3%  Semiconductors
 4.8%  Medical devices and supplies
 6.1%  Software
 6.3%  Insurance
 6.9%  Integrated oil
 7.5%  Commercial banking
 7.6%  Pharmaceuticals
44.0%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Microsoft Corporation                   4.3%
                                                                            -------------------------------------------------
                                                                              2  Pfizer Inc.                             3.6%
                                                                            -------------------------------------------------
                                                                              3  Exxon Mobil Corporation                 2.5%
                                                                            -------------------------------------------------
                                                                              4  Proctor & Gamble Company                2.3%
                                                                            -------------------------------------------------
                                                                              5  PepsiCo, Inc.                           2.3%
                                                                            -------------------------------------------------
                                                                              6  United Parcel Service, Inc., Class B    2.1%
                                                                            -------------------------------------------------
                                                                              7  Costco Wholesale Corporation            2.1%
                                                                            -------------------------------------------------
                                                                              8  Coca-Cola Company                       2.0%
                                                                            -------------------------------------------------
                                                                              9  United Technologies Corporation         2.0%
                                                                            -------------------------------------------------
                                                                             10  Lexmark International, Inc.             1.8%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS MARSICO FOCUSED

EQUITIES FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  984.10              $ 5.42
Hypothetical**..............................................    $1,000.00         $1,019.60              $ 5.52
INVESTOR A
Actual......................................................    $1,000.00         $  982.70              $ 6.66
Hypothetical**..............................................    $1,000.00         $1,018.35              $ 6.78
INVESTOR B
Actual......................................................    $1,000.00         $  979.50              $10.37
Hypothetical**..............................................    $1,000.00         $1,014.59              $10.56
INVESTOR C
Actual......................................................    $1,000.00         $  979.50              $10.37
Hypothetical**..............................................    $1,000.00         $1,014.59              $10.56

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 1.09%, Investor A 1.34%, Investor B 2.09% and Investor C 2.09%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS MARSICO FOCUSED

EQUITIES FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

 4.3%  Commercial banking
 4.6%  Diversified manufacturing
 5.3%  Consumer credit and mortgages
 5.4%  Finance -- Miscellaneous
 5.4%  Specialty stores
 5.5%  Pharmaceuticals
 5.5%  Software
 7.1%  Networking and telecommunications equipment
 8.7%  Medical devices and supplies
 9.5%  Health services
38.7%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  UnitedHealth Group Inc.                 9.4%
                                                                            -------------------------------------------------
                                                                              2  QUALCOMM Inc.                           6.1%
                                                                            -------------------------------------------------
                                                                              3  Genentech, Inc.                         5.5%
                                                                            -------------------------------------------------
                                                                              4  SLM Corporation                         5.4%
                                                                            -------------------------------------------------
                                                                              5  Countrywide Financial Corporation       5.3%
                                                                            -------------------------------------------------
                                                                              6  General Electric Company                4.6%
                                                                            -------------------------------------------------
                                                                              7  Citigroup Inc.                          4.3%
                                                                            -------------------------------------------------
                                                                              8  Lowe's Companies, Inc.                  4.1%
                                                                            -------------------------------------------------
                                                                              9  FedEx Corporation                       3.4%
                                                                            -------------------------------------------------
                                                                             10  eBay Inc.                               3.4%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS MIDCAP GROWTH FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  957.40              $ 4.81
Hypothetical**..............................................    $1,000.00         $1,020.16              $ 4.96
INVESTOR A
Actual......................................................    $1,000.00         $  956.50              $ 6.03
Hypothetical**..............................................    $1,000.00         $1,018.90              $ 6.23
INVESTOR B
Actual......................................................    $1,000.00         $  953.10              $ 9.69
Hypothetical**..............................................    $1,000.00         $1,015.14              $10.00
INVESTOR C
Actual......................................................    $1,000.00         $  952.40              $ 9.69
Hypothetical**..............................................    $1,000.00         $1,015.14              $10.00

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.98%, Investor A 1.23%, Investor B 1.98% and Investor C 1.98%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS MIDCAP GROWTH FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

 8.2%  Semiconductors
 7.6%  Pharmaceuticals
 7.6%  Health services
 7.0%  Medical devices and supplies
 6.2%  Software
 5.2%  Specialty stores
 4.2%  Oilfield services
 3.9%  Diversified electronics
 3.8%  Broadcasting and cable
 3.7%  Computer services
42.6%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Zimmer Holdings, Inc.                   2.2%
                                                                            -------------------------------------------------
                                                                              2  Cognizant Technology Solutions
                                                                                 Corporation                             1.8%
                                                                            -------------------------------------------------
                                                                              3  Symantec Corporation                    1.7%
                                                                            -------------------------------------------------
                                                                              4  DENTSPLY International Inc.             1.7%
                                                                            -------------------------------------------------
                                                                              5  Starwood Hotels & Resorts Worldwide,
                                                                                 Inc.                                    1.7%
                                                                            -------------------------------------------------
                                                                              6  Respironics, Inc.                       1.7%
                                                                            -------------------------------------------------
                                                                              7  Marvell Technology Group Ltd.           1.6%
                                                                            -------------------------------------------------
                                                                              8  Harris Corporation                      1.6%
                                                                            -------------------------------------------------
                                                                              9  McCormick and Company, Inc.             1.5%
                                                                            -------------------------------------------------
                                                                             10  Expeditors International of
                                                                                 Washington, Inc.                        1.5%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS MARSICO

21ST CENTURY FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  994.90              $ 5.95
Hypothetical**..............................................    $1,000.00         $1,019.10              $ 6.02
INVESTOR A
Actual......................................................    $1,000.00         $  993.80              $ 7.20
Hypothetical**..............................................    $1,000.00         $1,017.85              $ 7.28
INVESTOR B
Actual......................................................    $1,000.00         $  989.40              $10.92
Hypothetical**..............................................    $1,000.00         $1,014.09              $11.06
INVESTOR C
Actual......................................................    $1,000.00         $  989.40              $10.92
Hypothetical**..............................................    $1,000.00         $1,014.09              $11.06

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 1.19%, Investor A 1.44%, Investor B 2.19% and Investor C 2.19%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS MARSICO

21ST CENTURY FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

13.1%  Lodging and recreation
 8.0%  Specialty stores
 6.1%  Finance-Miscellaneous
 5.8%  Diversified electronics
 5.2%  Consumer credit and mortgages
 5.0%  Investment services
 4.5%  Networking and telecommunications equipment
 4.3%  Real Estate Investment Trusts (REITs)
 4.3%  Recreation
 3.7%  Health services
40.0%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Countrywide Financial Corporation       5.2%
                                                                            -------------------------------------------------
                                                                              2  Wynn Resorts, Ltd.                      4.8%
                                                                            -------------------------------------------------
                                                                              3  QUALCOMM Inc.                           4.5%
                                                                            -------------------------------------------------
                                                                              4  Royal Caribbean Cruises Ltd.            4.3%
                                                                            -------------------------------------------------
                                                                              5  UCBH Holdings Inc.                      4.2%
                                                                            -------------------------------------------------
                                                                              6  UnitedHealth Group Inc.                 3.7%
                                                                            -------------------------------------------------
                                                                              7  Harman International Industries, Inc.   3.5%
                                                                            -------------------------------------------------
                                                                              8  PETsMart, Inc.                          3.4%
                                                                            -------------------------------------------------
                                                                              9  Brunswick Corporation                   3.2%
                                                                            -------------------------------------------------
                                                                             10  South Financial Group, Inc.             3.0%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS SMALL COMPANY FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  940.10              $ 5.59
Hypothetical**..............................................    $1,000.00         $1,019.30              $ 5.82
INVESTOR A
Actual......................................................    $1,000.00         $  938.80              $ 6.80
Hypothetical**..............................................    $1,000.00         $1,018.05              $ 7.08
INVESTOR B
Actual......................................................    $1,000.00         $  936.00              $10.43
Hypothetical**..............................................    $1,000.00         $1,014.29              $10.86
INVESTOR C
Actual......................................................    $1,000.00         $  935.50              $10.43
Hypothetical**..............................................    $1,000.00         $1,014.29              $10.86

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 1.15%, Investor A 1.40%, Investor B 2.15% and Investor C 2.15%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS SMALL COMPANY FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

 9.3%  Pharmaceuticals
 7.7%  Software
 7.6%  Health services
 7.2%  Medical devices and supplies
 6.6%  Semiconductors
 5.8%  Diversified electronics
 5.0%  Computer services
 3.2%  Commercial banking
 3.1%  Lodging and recreation
 2.9%  Diversified manufacturing
41.6%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  VCA Antech, Inc.                        2.6%
                                                                            -------------------------------------------------
                                                                              2  Affiliated Managers Group, Inc.         2.0%
                                                                            -------------------------------------------------
                                                                              3  Respironics, Inc.                       2.0%
                                                                            -------------------------------------------------
                                                                              4  Kyphon Inc.                             1.8%
                                                                            -------------------------------------------------
                                                                              5  Microsemi Corporation                   1.6%
                                                                            -------------------------------------------------
                                                                              6  Province Healthcare Company             1.5%
                                                                            -------------------------------------------------
                                                                              7  City National Corporation               1.5%
                                                                            -------------------------------------------------
                                                                              8  Education Management Corporation        1.5%
                                                                            -------------------------------------------------
                                                                              9  Tuesday Morning Corporation             1.4%
                                                                            -------------------------------------------------
                                                                             10  Joseph A. Bank Clothiers, Inc.          1.3%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS FUNDS

Nations Convertible Securities Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          COMMON STOCKS -- 11.7%
          AEROSPACE AND DEFENSE -- 0.3%
107,271   Raytheon Company..............................................   $    4,074
                                                                           ----------
          BROADCASTING AND CABLE -- 0.6%
394,450   The Walt Disney Company.......................................        8,895
                                                                           ----------
          COMMERCIAL BANKING -- 0.6%
153,300   Wells Fargo & Company.........................................        9,141
                                                                           ----------
          COMMERCIAL SERVICES -- 1.1%
655,470   Cendant Corporation...........................................       14,158
 82,200   Startek, Inc. ................................................        2,578
                                                                           ----------
                                                                               16,736
                                                                           ----------
          COMPUTER SERVICES -- 0.6%
176,000   Automatic Data Processing, Inc. ..............................        7,272
 30,000   InfoSpace, Inc. ..............................................        1,422
                                                                           ----------
                                                                                8,694
                                                                           ----------
          CONGLOMERATES -- 0.5%
260,000   Tyco International Ltd. ......................................        7,972
                                                                           ----------
          DIVERSIFIED MANUFACTURING -- 1.6%
 76,330   3M Company....................................................        6,104
130,000   Actuant Corporation, Class A!!................................        5,357
208,000   Danaher Corporation...........................................       10,665
 80,000   Kaydon Corporation............................................        2,302
 20,000   Roper Industries, Inc. .......................................        1,149
                                                                           ----------
                                                                               25,577
                                                                           ----------
          ELECTRIC POWER -- NON NUCLEAR -- 0.3%
 89,000   TXU Corporation...............................................        4,265
                                                                           ----------
          FINANCE -- MISCELLANEOUS -- 0.7%
140,000   Moody's Corporation...........................................       10,255
                                                                           ----------
          FOOD PRODUCTS -- 0.4%
192,000   Volume Services America Holdings, Inc. .......................        2,822
 61,600   Wm. Wrigley Jr. Company.......................................        3,900
                                                                           ----------
                                                                                6,722
                                                                           ----------
          HEAVY MACHINERY -- 0.7%
151,000   Cummins, Inc. ................................................       11,157
                                                                           ----------
          HOUSEHOLD PRODUCTS -- 0.5%
146,000   Procter & Gamble Company......................................        7,902
                                                                           ----------
          HOUSING AND FURNISHING -- 0.1%
 69,800   RPM Inc. .....................................................        1,232
                                                                           ----------
          INSURANCE -- 0.1%
 24,800   Leucadia National Corporation.................................        1,405
                                                                           ----------

                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          INTEGRATED OIL -- 0.7%
100,000   Kerr-McGee Corporation........................................   $    5,725
401,000   The Williams Companies, Inc. .................................        4,852
                                                                           ----------
                                                                               10,577
                                                                           ----------
          LODGING AND RECREATION -- 0.2%
140,000   Hilton Hotels Corporation.....................................        2,638
                                                                           ----------
          NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 0.3%
450,000   Corning Inc.!!................................................        4,986
                                                                           ----------
          OILFIELD SERVICES -- 0.6%
250,000   Halliburton Company...........................................        8,423
                                                                           ----------
          PHARMACEUTICALS -- 0.7%
 59,000   Axcan Pharma, Inc.!!(a).......................................          920
200,000   Bristol-Myers Squibb Company..................................        4,734
 85,300   Celgene Corporation!!.........................................        4,966
 53,000   Cubist Pharmaceuticals, Inc.!!................................          524
                                                                           ----------
                                                                               11,144
                                                                           ----------
          RESTAURANTS -- 0.6%
320,000   McDonald's Corporation........................................        8,970
                                                                           ----------
          SEMICONDUCTORS -- 0.2%
 86,000   Analog Devices, Inc. .........................................        3,335
                                                                           ----------
          SOFTWARE -- 0.1%
 35,600   Yahoo! Inc.!!.................................................        1,207
                                                                           ----------
          TELECOMMUNICATIONS SERVICES -- 0.2%
 22,871   Cia Anonima Nacional Telefonos de Venezuela, ADR..............          515
110,901   Crown Castle International Corporation!!......................        1,651
 30,000   Telefonos de Mexico SA de CV 'L', ADR.........................          968
                                                                           ----------
                                                                                3,134
                                                                           ----------
          TOTAL COMMON STOCKS
            (Cost $140,337).............................................      178,441
                                                                           ----------
PRINCIPAL
 AMOUNT
  (000)
---------
            CONVERTIBLE BONDS AND NOTES -- 63.9%
            AEROSPACE AND DEFENSE -- 0.4%
 $ 4,180    L-3 Communications Holdings, Inc.,
              4.000% 09/15/11@............................................        5,220
     685    United Industrial Corporation,
              3.750% 09/15/24@............................................          762
                                                                             ----------
                                                                                  5,982
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Convertible Securities Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            AIRLINES -- 0.4%
 $ 9,950    Northwest Airlines Corporation,
              7.625% 11/15/23(a)..........................................   $    6,629
                                                                             ----------
            APPAREL AND TEXTILES -- 0.7%
   4,625    Kellwood Company,
              3.500% 06/15/34@(a).........................................        4,729
   5,963    Reebok International Ltd.,
              2.000% 05/01/24@(a).........................................        6,023
                                                                             ----------
                                                                                 10,752
                                                                             ----------
            AUTOMOTIVE -- 0.4%
   6,210    American Axle & Manufacturing Holdings, Inc.,
              2.000% 02/15/24@(a).........................................        5,573
                                                                             ----------
            BROADCASTING AND CABLE -- 2.6%
   7,255    Liberty Media Corporation,
              3.500% 01/15/31@............................................        6,629
   1,975    Liberty Media Corporation,
              3.500% 01/15/31.............................................        1,805
  10,330    Liberty Media Corporation,
              3.250% 03/15/31(a)..........................................        9,362
   7,980    Lions Gate Entertainment Corp.,
              2.938% 10/15/24@............................................        7,980
  12,835    The Walt Disney Company,
              2.125% 04/15/23(a)..........................................       13,171
                                                                             ----------
                                                                                 38,947
                                                                             ----------
            COMMERCIAL SERVICES -- 1.2%
  10,314    Allied Waste Industries, Inc.,
              4.250% 04/15/34(a)..........................................        9,038
   9,920    CSG Systems International, Inc.,
              2.500% 06/15/24@............................................        9,349
                                                                             ----------
                                                                                 18,387
                                                                             ----------
            COMPUTER SERVICES -- 3.2%
   8,282    Ciber, Inc.,
              2.875% 12/15/23@(a).........................................        7,775
   5,975    CNET Networks, Inc.,
              0.750% 04/15/24@(a).........................................        5,512
  11,910    DST Systems Inc.,
              4.125% 08/15/23.............................................       14,307
  12,940    Electronic Data Systems Corporation,
              3.875% 07/15/23@(a).........................................       12,891
   3,850    The BISYS Group, Inc.,
              4.000% 03/15/06@............................................        3,773
   3,925    The BISYS Group, Inc.,
              4.000% 03/15/06.............................................        3,847
                                                                             ----------
                                                                                 48,105
                                                                             ----------
            COMPUTERS AND OFFICE
              EQUIPMENT -- 0.4%
   5,030    Eastman Kodak Company,
              3.375% 10/15/33@(a).........................................        6,338
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CONGLOMERATES -- 2.1%
 $ 4,270    Tyco International Group,
              2.750% 01/15/18.............................................   $    5,983
  17,350    Tyco International Group,
              3.125% 01/15/23.............................................       25,982
                                                                             ----------
                                                                                 31,965
                                                                             ----------
            CONSTRUCTION -- 0.7%
  10,395    Fluor Corporation,
              1.500% 02/15/24(a)..........................................       10,850
                                                                             ----------
            CONSUMER CREDIT AND
              MORTGAGES -- 1.0%
  14,385    American Express Company,
              1.850% 12/01/33@(a).........................................       15,176
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 1.8%
   6,205    Actuant Corporation,
              2.000% 11/15/23@............................................        7,477
   5,715    Kaydon Corporation,
              4.000% 05/23/23.............................................        6,637
   7,897    Lennox International Inc.,
              6.250% 06/01/09.............................................        8,913
   9,860    Roper Industries, Inc.,
              1.481% 01/15/34(a)..........................................        4,536
                                                                             ----------
                                                                                 27,563
                                                                             ----------
            EDUCATION -- 0.4%
   4,900    School Specialty, Inc.,
              3.750% 08/01/23.............................................        5,923
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 4.5%
   8,925    CenterPoint Energy, Inc.,
              3.750% 05/15/23@(a).........................................        9,795
   1,080    CenterPoint Energy, Inc.,
              3.750% 05/15/23.............................................        1,185
   2,979    CenterPoint Energy, Inc.,
              2.875% 01/15/24@............................................        3,098
  12,832    Dominion Resources, Inc.,
              2.125% 12/15/23.............................................       13,105
  13,755    Duke Energy Corporation,
              1.750% 05/15/23.............................................       14,650
   5,205    PPL Energy Supply LLC,
              2.625% 05/15/23.............................................        5,517
  12,890    PPL Energy Supply LLC,
              2.625% 05/15/23@(a).........................................       13,663
   5,950    Reliant Resources, Inc.,
              5.000% 08/15/10(a)..........................................        7,653
                                                                             ----------
                                                                                 68,666
                                                                             ----------
            ENERGY -- MISCELLANEOUS -- 1.0%
   4,500    Massey Energy Company,
              4.750% 05/15/23.............................................        7,869
   1,000    Massey Energy Company,
              4.750% 05/15/23@............................................        1,749
   5,415    Massey Energy Company,
              2.250% 04/01/24@............................................        6,180
                                                                             ----------
                                                                                 15,798
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS FUNDS

Nations Convertible Securities Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            EXPLORATION AND PRODUCTION -- 0.9%
 $ 4,225    Devon Energy Corporation,
              4.950% 08/15/08(a)..........................................   $    4,579
   8,925    Kerr-McGee Corporation,
              5.250% 02/15/10.............................................        9,538
                                                                             ----------
                                                                                 14,117
                                                                             ----------
            FINANCE -- MISCELLANEOUS -- 1.9%
  10,945    CapitalSource Inc.,
              3.500% 07/15/34@............................................       10,972
  15,780    Providian Financial Corporation,
              2.750% 03/15/16.............................................       18,483
                                                                             ----------
                                                                                 29,455
                                                                             ----------
            FOOD PRODUCTS -- 0.4%
   4,000    Bunge Ltd.,
              3.750% 11/15/22(a)..........................................        5,390
                                                                             ----------
            HEALTH SERVICES -- 2.0%
  15,880    Health Management Associates, Inc.,
              1.500% 08/01/23.............................................       16,357
  12,890    Lincare Holdings Inc.,
              3.000% 06/15/33@............................................       12,616
   1,494    SFBC International, Inc.,
              2.250% 08/15/24@............................................        1,449
                                                                             ----------
                                                                                 30,422
                                                                             ----------
            HOUSEHOLD PRODUCTS -- 0.4%
   4,915    Church & Dwight Co., Inc.,
              5.250% 08/15/33.............................................        5,763
                                                                             ----------
            HOUSING AND FURNISHING -- 0.3%
   3,945    Beazer Homes USA, Inc.,
              4.625% 06/15/24@............................................        4,246
                                                                             ----------
            INSURANCE -- 2.0%
  10,740    Leucadia National Corporation,
              3.750% 04/15/14@............................................       11,545
   8,680    Ohio Casualty Corporation,
              5.000% 03/19/22.............................................        9,212
   5,850    PMI Group Inc.,
              2.500% 07/15/21@............................................        6,494
   3,000    PMI Group, Inc.,
              2.500% 07/15/21(a)..........................................        3,330
                                                                             ----------
                                                                                 30,581
                                                                             ----------
            INVESTMENT SERVICES -- 0.3%
   4,900    E*TRADE Group, Inc.,
              6.000% 02/01/07.............................................        5,010
                                                                             ----------
            LODGING AND RECREATION -- 2.8%
   5,803    Fairmont Hotels & Resorts Inc.,
              3.750% 12/01/23(a)..........................................        6,042
   6,952    Fairmont Hotels & Resorts, Inc.,
              3.750% 12/01/23@............................................        7,239

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            LODGING AND RECREATION -- (CONTINUED)
 $11,320    Four Seasons Hotels Inc.,
              1.875% 07/30/24(a)..........................................   $   12,509
  14,803    Hilton Hotels Corporation,
              3.375% 04/15/23(a)..........................................       16,265
                                                                             ----------
                                                                                 42,055
                                                                             ----------
            MEDICAL DEVICES AND SUPPLIES -- 4.8%
  14,920    Advanced Medical Optics, Inc.,
              2.500% 07/15/24@............................................       16,337
   7,890    Bausch & Lomb Inc.,
              2.486% 08/01/23(a)..........................................       10,605
   4,950    Charles River Labs Inc.,
              3.500% 02/01/22(a)..........................................        5,940
   3,480    Charles River Labs Inc.,
              3.500% 02/01/22@............................................        4,176
  14,832    Fisher Scientific International, Inc.,
              3.250% 03/01/24(a)..........................................       15,926
   3,980    Henry Schein, Inc.,
              3.000% 08/15/34@............................................        4,080
  14,890    Invitrogen Corporation,
              2.000% 08/01/23.............................................       16,378
                                                                             ----------
                                                                                 73,442
                                                                             ----------
            METALS AND MINING -- 1.3%
  10,710    Freeport-McMoran Copper & Gold, Inc.,
              7.000% 02/11/11.............................................       16,881
   1,875    Inco Ltd.,
              3.500% 03/14/52.............................................        3,012
                                                                             ----------
                                                                                 19,893
                                                                             ----------
            NATURAL GAS PIPELINES -- 0.7%
   6,950    Dynegy Inc.,
              4.750% 08/15/23@............................................       10,390
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.4%
   3,035    American Tower Corporation,
              3.250% 08/01/10.............................................        4,424
   2,985    American Tower Corporation,
              3.000% 08/15/12@(a).........................................        3,067
  12,800    Lucent Technologies Inc.,
              8.000% 08/01/31(a)..........................................       13,856
                                                                             ----------
                                                                                 21,347
                                                                             ----------
            OILFIELD SERVICES -- 3.0%
   5,467    Cooper Cameron Corporation,
              1.500% 05/15/24@............................................        5,884
  15,925    Halliburton Company,
              3.125% 07/15/23.............................................       18,134
   3,451    Hanover Compressor Company,
              4.750% 01/15/14.............................................        4,253
   1,880    Pride International, Inc.,
              3.250% 05/01/33(a)..........................................        2,047
  13,900    Pride International, Inc.,
              3.250% 05/01/33@............................................       15,134
                                                                             ----------
                                                                                 45,452
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Convertible Securities Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            PACKAGING AND CONTAINERS -- 1.2%
 $17,910    Sealed Air Corporation,
              3.000% 06/30/33(a)..........................................   $   17,888
                                                                             ----------
            PHARMACEUTICALS -- 8.8%
   9,140    AmerisourceBergen Corporation,
              5.000% 12/01/07.............................................        9,700
   6,965    Amylin Pharmaceuticals, Inc.,
              2.500% 04/15/11@(a).........................................        6,652
   4,950    Cell Therapeutic, Inc.,
              4.000% 07/01/10@............................................        4,071
   3,950    Cephalon Inc.,
              2.500% 12/15/06(a)..........................................        3,841
   7,820    Cubist Pharmaceuticals,
              5.500% 11/01/08.............................................        7,155
   6,745    Enzon Pharmaceuticals Inc.,
              4.500% 07/01/08(a)..........................................        6,298
  17,413    Genzyme Corporation,
              1.250% 12/01/23@............................................       18,240
     995    Human Genome Sciences, Inc.,
              2.250% 10/15/11@............................................          997
   2,880    ICOS Corporation,
              2.000% 07/01/23@(a).........................................        2,394
   9,880    ICOS Corporation,
              2.000% 07/01/23.............................................        8,213
   5,700    IVAX Corporation,
              4.500% 05/15/08@............................................        5,643
   9,840    IVAX Corporation,
              4.500% 05/15/08(a)..........................................        9,742
   3,346    Millennium Pharmaceuticals, Inc.,
              5.500% 01/15/07.............................................        3,396
   6,950    Sepracor Inc.,
              5.000% 02/15/07.............................................        7,124
  18,200    Teva Pharmaceutical Industries, Ltd.,
              0.500% 02/01/24.............................................       17,495
   7,340    Vertex Pharmaceuticals, Inc.,
              5.000% 09/19/07(a)..........................................        7,046
   4,660    Watson Pharmaceuticals, Inc.
              1.750% 03/15/23.............................................        4,625
   9,925    Wyeth,
              1.360% 01/15/24@............................................        9,747
                                                                             ----------
                                                                                132,379
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 1.1%
  14,795    Lamar Advertising Company,
              2.875% 12/31/10(a)..........................................       16,053
                                                                             ----------
            RAILROADS, TRUCKING AND SHIPPING -- 2.0%
   5,875    GATX Corporation,
              7.500% 02/01/07@............................................        6,668
   1,805    GATX Corporation,
              7.500% 02/01/07.............................................        2,049
   3,952    GATX Corporation,
              5.000% 08/15/23.............................................        5,187

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            RAILROADS, TRUCKING AND SHIPPING -- (CONTINUED)
 $ 5,935    Yellow Corporation,
              5.000% 08/08/23.............................................   $    9,044
   5,760    Yellow Corporation,
              3.375% 11/25/23@(a).........................................        7,646
                                                                             ----------
                                                                                 30,594
                                                                             ----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 1.2%
  17,040    Host Marriott LP,
              3.250% 04/15/24@............................................       17,615
                                                                             ----------
            RETAIL -- SPECIALTY -- 0.6%
   9,920    Saks Inc.,
              2.000% 03/15/24@............................................        8,754
                                                                             ----------
            SEMICONDUCTORS -- 0.9%
   3,920    LSI Logic Corporation,
              4.000% 05/15/10@(a).........................................        3,504
   9,880    Vishay Intertechnology Inc.,
              3.625% 08/01/23(a)..........................................       10,559
                                                                             ----------
                                                                                 14,063
                                                                             ----------
            SOFTWARE -- 1.6%
   4,290    Acxiom Corporation,
              3.750% 02/15/09@............................................        5,706
  10,232    BEA Systems, Inc.,
              4.000% 12/15/06.............................................       10,194
   3,955    Fair Issac Corporation,
              1.500% 08/15/23@............................................        3,915
   4,900    Fair Issac Corporation,
              1.500% 08/15/23.............................................        4,851
                                                                             ----------
                                                                                 24,666
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 3.5%
   7,410    Andrew Corporation,
              3.250% 08/15/13.............................................        9,235
  25,175    AT&T Corporation -- Liberty Media Group,
              4.000% 11/15/29(a)..........................................       17,780
   7,425    Commonwealth Telephone Enterprises, Inc.,
              3.250% 07/15/23(a)..........................................        7,471
   5,805    Harris Corporation,
              3.500% 08/15/22.............................................        7,815
  11,560    Nextel Communications, Inc., Class A,
              5.250% 01/15/10(a)..........................................       11,517
                                                                             ----------
                                                                                 53,818
                                                                             ----------
            TOTAL CONVERTIBLE BONDS AND NOTES
              (Cost $910,592).............................................      970,047
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS FUNDS

Nations Convertible Securities Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)

                                                                               VALUE
 SHARES                                                                        (000)
----------------------------------------------------------------------------------------
            CONVERTIBLE PREFERRED STOCKS -- 23.1%
            AEROSPACE AND DEFENSE -- 0.9%
  40,000    Northrop Grumman Corporation, 7.000%..........................   $    5,240
  80,350    Northrop Grumman Corporation, 7.250%..........................        8,312
                                                                             ----------
                                                                                 13,552
                                                                             ----------
            AUTOMOTIVE -- 1.8%
  94,000    Ford Motor Company Capital Trust II...........................        4,914
 611,050    General Motors Corporation....................................       17,202
 233,300    General Motors Corporation, Series B..........................        5,578
                                                                             ----------
                                                                                 27,694
                                                                             ----------
            BEVERAGES -- 0.5%
 210,350    Constellation Brands, Inc.(a).................................        6,889
                                                                             ----------
            COMMERCIAL BANKING -- 1.9%
 336,200    Sovereign Capital Trust IV....................................       16,347
 121,000    Washington Mutual Capital Trust I.............................        6,650
 116,600    Washington Mutual Inc. .......................................        6,361
                                                                             ----------
                                                                                 29,358
                                                                             ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 0.7%
  80,090    Xerox Corporation.............................................       10,191
                                                                             ----------
            CONSUMER CREDIT AND MORTGAGES -- 0.9%
  44,700    Doral Financial Corporation...................................       13,340
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 1.3%
 288,200    Ameren Corporation............................................        7,914
 194,510    Cinergy Corporation...........................................       11,877
                                                                             ----------
                                                                                 19,791
                                                                             ----------
            ENERGY -- MISCELLANEOUS -- 1.0%
 119,100    Williams Companies, Inc.@(a)..................................        8,456
  97,800    Williams Companies, Inc.(a)...................................        6,944
                                                                             ----------
                                                                                 15,400
                                                                             ----------
            FOOD AND DRUG STORES -- 0.4%
 224,000    Albertson's, Inc. ............................................        5,802
                                                                             ----------
            HEALTH SERVICES -- 1.3%
  70,200    Anthem, Inc. .................................................        7,027
 255,850    Omnicare, Inc. ...............................................       12,153
                                                                             ----------
                                                                                 19,180
                                                                             ----------
            HEAVY MACHINERY -- 1.2%
  42,000    Cummins Capital Trust I@......................................        3,428
 179,200    Cummins Capital Trust I.......................................       14,627
                                                                             ----------
                                                                                 18,055
                                                                             ----------

                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          INSURANCE -- 2.4%
 17,700   Hartford Financial Services Group, Inc. ......................   $    1,078
228,625   Prudential Financial Inc. ....................................       15,964
 66,000   Reinsurance Group of America Inc. ............................        3,828
632,950   XL Capital Ltd. ..............................................       15,640
                                                                           ----------
                                                                               36,510
                                                                           ----------
          INVESTMENT SERVICES -- 0.8%
294,000   Citigroup Global Markets Holdings Inc. .......................       11,770
                                                                           ----------
          MEDICAL DEVICES AND SUPPLIES -- 1.1%
315,560   Baxter International Inc.(a)..................................       16,961
                                                                           ----------
          METALS AND MINING -- 0.4%
 62,700   Freeport-McMoran Copper & Gold Inc.@..........................        6,395
                                                                           ----------
          OIL AND GAS -- 2.5%
187,120   Amerada Hess Corporation......................................       14,937
100,000   Chesapeake Energy Corporation, 4.125%@........................       11,300
130,950   Chesapeake Energy Corporation, 6.000%@........................       10,525
 46,200   Southern Union Company........................................        2,958
                                                                           ----------
                                                                               39,720
                                                                           ----------
          PAPER AND FOREST PRODUCTS -- 0.8%
215,700   Temple-Inland Inc. ...........................................       12,204
                                                                           ----------
          PHARMACEUTICALS -- 0.7%
199,300   Schering-Plough Corporation...................................       10,553
                                                                           ----------
          PUBLISHING AND ADVERTISING -- 0.7%
266,500   Interpublic Group of Companies, Inc. .........................       11,068
                                                                           ----------
          SEMICONDUCTORS -- 0.3%
 86,390   Motorola, Inc. ...............................................        4,326
                                                                           ----------
          TELECOMMUNICATIONS SERVICES -- 1.5%
140,800   Alltel Corporation............................................        7,288
336,185   Crown Castle International Corporation(a).....................       15,422
                                                                           ----------
                                                                               22,710
                                                                           ----------
          TOTAL CONVERTIBLE PREFERRED STOCKS
            (Cost $309,685).............................................      351,469
                                                                           ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Convertible Securities Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)

SHARES                                                                        VALUE
 (000)                                                                        (000)
--------------------------------------------------------------------------------------
          AFFILIATED INVESTMENT COMPANIES -- 17.5%
            (Cost $266,942)
266,942   Nations Cash Reserves, Capital Class Shares#..................   $  266,942
                                                                           ----------
          TOTAL INVESTMENTS
            (Cost $1,627,556*)................................     116.2%   1,766,899
                                                                           ----------
          TOTAL OTHER ASSETS AND LIABILITIES (NET)............     (16.2)%   (245,843)
                                                                           ----------
          NET ASSETS..........................................     100.0%  $1,521,056
                                                                           ==========

---------------

 *Federal income tax information (see Note 12).

 !!
  Non-income producing security.

 @Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $246,132.

(a)
  All or portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004, is $230,605 and $239,311, respectively.

ABBREVIATIONS:

ADR  --    American Depository Receipt
LTD  --    Limited

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS FUNDS

Nations Asset Allocation Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 3.5%
            ASSET-BACKED -- AUTO LOANS -- 2.3%
 $    509   AmeriCredit Automobile Receivables Trust, Series 2001-B, Class
              A4,
              5.370% 06/12/08.............................................   $    517
      460   AmeriCredit Automobile Receivables Trust, Series 2004-BM,
              Class A3,
              2.070% 08/06/08.............................................        454
      337   Bank One Auto Securitization Trust, Series 2003-1, Class A3,
              1.820% 09/20/07.............................................        334
      189   Capital Auto Receivables Asset Trust, Series 2002-3, Class
              A2A,
              3.050% 09/15/05.............................................        189
      450   Ford Credit Auto Owner Trust, Series 2002-B, Class B,
              5.180% 10/16/06.............................................        460
      267   Ford Credit Auto Owner Trust, Series 2003-A, Class A4A,
              2.700% 06/15/07.............................................        267
      676   Honda Auto Receivables Owner Trust, Series 2004-1, Class A4,
              3.060% 10/21/09.............................................        674
      318   Nissan Auto Receivables Owner Trust, Series 2003-C, Class A4,
              2.700% 12/17/07.............................................        317
    1,048   Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A3,
              2.270% 10/22/07.............................................      1,045
                                                                             --------
                                                                                4,257
                                                                             --------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 0.7%
      125   American Express Credit Account Master, Series 2003-4, Class
              A,
              1.690% 01/15/09.............................................        123
      621   Citibank Credit Card Issuance Trust, Series 2003-A5, Class A5,
              2.500% 04/07/08.............................................        619
      500   Citibank Credit Card Master Trust I, Series 1999-5, Class A,
              6.100% 05/15/08.............................................        526
                                                                             --------
                                                                                1,268
                                                                             --------
            ASSET-BACKED -- HOME EQUITY LOANS -- 0.0%+
       41   First Plus Home Loan Trust, Series 1998-2, Class M1,
              7.720% 05/10/24.............................................         41
                                                                             --------
            ASSET-BACKED -- OTHER -- 0.5%
      900   CIT Equipment Collateral, Series 2002-VT1, Class A4,
              4.670% 12/21/09.............................................        913
                                                                             --------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $6,449)...............................................      6,479
                                                                             --------
                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            COMMON STOCKS -- 64.4%
            AEROSPACE AND DEFENSE -- 1.6%
   17,219   Boeing Company................................................   $    889
   17,951   Goodrich (BF) Corporation.....................................        563
    8,806   Northrop Grumman Corporation..................................        470
   11,511   United Technologies Corporation...............................      1,074
                                                                             --------
                                                                                2,996
                                                                             --------
            AUTOMOTIVE -- 0.8%
   50,243   Ford Motor Company............................................        706
   15,786   Lear Corporation..............................................        859
                                                                             --------
                                                                                1,565
                                                                             --------
            BEVERAGES -- 2.0%
   11,457   Anheuser-Busch Companies, Inc. ...............................        572
   17,824   Coca-Cola Company.............................................        714
   10,900   Diageo plc, ADR...............................................        550
   41,378   Pepsi Bottling Group, Inc. ...................................      1,123
   13,792   PepsiCo, Inc. ................................................        671
                                                                             --------
                                                                                3,630
                                                                             --------
            BROADCASTING AND CABLE -- 1.5%
   36,445   Clear Channel Communications, Inc. ...........................      1,137
   12,837   Comcast Corporation, Class A!!................................        358
   49,519   Time Warner Inc.!!............................................        799
   15,061   Viacom Inc., Class B..........................................        505
                                                                             --------
                                                                                2,799
                                                                             --------
            BUILDING MATERIALS -- 0.5%
   12,564   American Standard Companies Inc.!!............................        489
   11,545   Martin Marietta Materials, Inc. ..............................        523
                                                                             --------
                                                                                1,012
                                                                             --------
            CHEMICALS -- BASIC -- 0.6%
    8,831   PPG Industries, Inc. .........................................        541
   11,375   Rohm & Haas Company...........................................        489
                                                                             --------
                                                                                1,030
                                                                             --------
            COMMERCIAL BANKING -- 6.1%
   76,519   Citigroup Inc.##..............................................      3,376
   13,593   City National Corporation.....................................        883
   18,250   Comerica Inc. ................................................      1,083
   23,389   Hibernia Corporation, Class A.................................        618
   15,356   Marshall and Ilsley Corporation...............................        619
   13,880   PNC Financial Services Group..................................        751
   45,816   US Bancorp....................................................      1,324
   26,937   Wachovia Corporation..........................................      1,265
   15,547   Washington Mutual, Inc. ......................................        608
   13,973   Zions Bancorporation..........................................        853
                                                                             --------
                                                                               11,380
                                                                             --------
            COMMERCIAL SERVICES -- 0.3%
   28,290   Allied Waste Industries, Inc.!!...............................        250
   13,828   Waste Management, Inc. .......................................        378
                                                                             --------
                                                                                  628
                                                                             --------
            COMPUTER SERVICES -- 1.2%
   12,921   Accenture Ltd.!!..............................................        350
    9,233   Affiliated Computer Services, Inc., Class A!!.................        514
   14,231   Computer Sciences Corporation!!...............................        669

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Asset Allocation Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            COMPUTER SERVICES -- (CONTINUED)
   11,331   First Data Corporation........................................   $    493
   12,937   Synopsys, Inc.!!..............................................        205
                                                                             --------
                                                                                2,231
                                                                             --------
            COMPUTERS AND OFFICE EQUIPMENT -- 1.6%
    8,953   Dell Inc.!!...................................................        319
   15,846   Hewlett-Packard Company.......................................        297
   19,144   International Business Machines Corporation##.................      1,641
    6,069   NCR Corporation!!.............................................        301
   10,952   Pitney Bowes Inc. ............................................        483
                                                                             --------
                                                                                3,041
                                                                             --------
            CONGLOMERATES -- 0.3%
   14,631   Pentair, Inc. ................................................        511
                                                                             --------
            CONSUMER CREDIT AND MORTGAGES -- 1.3%
   11,294   Fannie Mae....................................................        716
   12,187   Freddie Mac...................................................        795
   36,320   MBNA Corporation..............................................        915
                                                                             --------
                                                                                2,426
                                                                             --------
            DEPARTMENT AND DISCOUNT STORES -- 1.8%
   39,315   Dollar General Corporation....................................        792
    9,612   Target Corporation............................................        435
   39,485   Wal-Mart Stores, Inc.##.......................................      2,101
                                                                             --------
                                                                                3,328
                                                                             --------
            DIVERSIFIED ELECTRONICS -- 1.3%
   11,708   Amphenol Corporation, Class A!!...............................        401
   14,253   Cooper Industries, Ltd. ......................................        841
   50,035   Flextronics International Ltd.!!..............................        663
    8,148   Harris Corporation............................................        448
                                                                             --------
                                                                                2,353
                                                                             --------
            DIVERSIFIED MANUFACTURING -- 2.5%
    6,038   3M Company....................................................        483
  107,449   General Electric Company##....................................      3,608
   10,047   Harsco Corporation............................................        451
                                                                             --------
                                                                                4,542
                                                                             --------
            ELECTRIC POWER -- NON NUCLEAR -- 0.5%
   94,089   AES Corporation!!.............................................        940
                                                                             --------
            ELECTRIC POWER -- NUCLEAR -- 0.7%
   23,453   American Electric Power Company, Inc. ........................        749
   15,068   DTE Energy Company............................................        636
                                                                             --------
                                                                                1,385
                                                                             --------
            EXPLORATION AND PRODUCTION -- 0.7%
   11,857   Anadarko Petroleum Corporation................................        786
    9,660   Newfield Exploration Company!!................................        592
                                                                             --------
                                                                                1,378
                                                                             --------

                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            FINANCE -- MISCELLANEOUS -- 0.9%
   10,383   Capital One Financial Corporation.............................   $    767
   17,307   H & R Block, Inc. ............................................        856
                                                                             --------
                                                                                1,623
                                                                             --------
            FOOD AND DRUG STORES -- 0.2%
   14,128   SUPERVALU Inc. ...............................................        389
                                                                             --------
            FOOD PRODUCTS -- 0.9%
   25,286   Kellogg Company...............................................      1,079
   33,151   Tyson Foods Inc., Class A.....................................        531
                                                                             --------
                                                                                1,610
                                                                             --------
            HEALTH SERVICES -- 1.8%
   22,257   Health Net Inc.!!.............................................        550
   14,658   Lincare Holdings Inc.!!.......................................        435
    6,343   Quest Diagnostics Inc. .......................................        560
   21,321   Triad Hospitals, Inc.!!.......................................        734
   14,080   UnitedHealth Group Inc. ......................................      1,039
                                                                             --------
                                                                                3,318
                                                                             --------
            HOUSEHOLD PRODUCTS -- 1.0%
   25,622   Procter & Gamble Company......................................      1,386
   10,020   The Estee Lauder Companies Inc., Class A......................        419
                                                                             --------
                                                                                1,805
                                                                             --------
            HOUSING AND FURNISHING -- 0.6%
    8,844   Lennar Corporation, Class A...................................        421
   16,956   The Stanley Works.............................................        721
                                                                             --------
                                                                                1,142
                                                                             --------
            INSURANCE -- 3.8%
   18,688   ACE Ltd. .....................................................        749
    5,692   Aetna Inc. ...................................................        569
    6,831   AMBAC Financial Group, Inc. ..................................        546
   24,407   American International Group, Inc. ...........................      1,658
   11,191   Endurance Specialty Holdings Ltd. ............................        360
   10,140   Hartford Financial Services Group, Inc. ......................        628
   12,874   Lincoln National Corporation..................................        605
   13,064   Prudential Financial, Inc. ...................................        615
   15,887   The PMI Group, Inc. ..........................................        645
   17,926   The St. Paul Companies, Inc. .................................        593
                                                                             --------
                                                                                6,968
                                                                             --------
            INTEGRATED OIL -- 4.7%
    8,808   Apache Corporation............................................        441
   25,146   ChevronTexaco Corporation.....................................      1,349
   13,412   ConocoPhillips................................................      1,111
   78,730   Exxon Mobil Corporation##.....................................      3,806
   27,861   Marathon Oil Corporation......................................      1,150
   10,472   Valero Energy Corporation.....................................        840
                                                                             --------
                                                                                8,697
                                                                             --------
            INVESTMENT SERVICES -- 2.6%
    8,647   Goldman Sachs Group, Inc. ....................................        806
   26,082   J.P. Morgan Chase & Company...................................      1,036
   25,779   Janus Capital Group Inc. .....................................        351
    8,863   Legg Mason, Inc. .............................................        472
    9,253   Lehman Brothers Holdings Inc. ................................        738

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

NATIONS FUNDS

Nations Asset Allocation Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            INVESTMENT SERVICES -- (CONTINUED)
   20,754   Merrill Lynch & Company, Inc. ................................   $  1,032
   10,491   State Street Corporation......................................        448
                                                                             --------
                                                                                4,883
                                                                             --------
            LODGING AND RECREATION -- 0.8%
   15,933   Brunswick Corporation.........................................        729
   12,651   Harrah's Entertainment, Inc. .................................        670
                                                                             --------
                                                                                1,399
                                                                             --------
            MEDICAL DEVICES AND SUPPLIES -- 2.4%
   14,556   Abbott Laboratories...........................................        617
   10,890   Cardinal Health, Inc. ........................................        477
   45,461   Johnson & Johnson##...........................................      2,560
   13,415   Medtronic, Inc. ..............................................        696
                                                                             --------
                                                                                4,350
                                                                             --------
            METALS AND MINING -- 0.7%
   17,287   Alcoa Inc. ...................................................        581
    7,204   Phelps Dodge Corporation......................................        663
                                                                             --------
                                                                                1,244
                                                                             --------
            NATURAL GAS DISTRIBUTION -- 0.4%
   21,099   Sempra Energy.................................................        764
                                                                             --------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.6%
   77,982   Cisco Systems, Inc.!!.........................................      1,412
   53,061   Motorola, Inc. ...............................................        957
   65,886   Tellabs, Inc.!!...............................................        605
                                                                             --------
                                                                                2,974
                                                                             --------
            PACKAGING AND CONTAINERS -- 0.6%
   30,442   Ball Corporation..............................................      1,139
                                                                             --------
            PAPER AND FOREST PRODUCTS -- 0.2%
    6,526   Temple-Inland Inc. ...........................................        438
                                                                             --------
            PHARMACEUTICALS -- 4.1%
    5,548   Allergan, Inc. ...............................................        403
   30,066   Amgen Inc.!!..................................................      1,704
   18,207   Bristol-Myers Squibb Company..................................        431
    9,985   Eli Lilly and Company.........................................        600
   13,962   Express Scripts, Inc.!!.......................................        912
   11,179   Merck & Company, Inc. ........................................        369
  101,022   Pfizer Inc. ..................................................      3,092
                                                                             --------
                                                                                7,511
                                                                             --------
            PUBLISHING AND ADVERTISING -- 0.7%
    9,156   Dow Jones & Company, Inc. ....................................        372
   11,325   McGraw-Hill Companies, Inc. ..................................        902
                                                                             --------
                                                                                1,274
                                                                             --------
            RAILROADS, TRUCKING AND SHIPPING -- 0.6%
   13,775   United Parcel Service, Inc., Class B..........................      1,046
                                                                             --------

                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            RESTAURANTS -- 0.5%
    8,472   Brinker International, Inc.!!.................................   $    264
   27,231   Darden Restaurants, Inc. .....................................        635
                                                                             --------
                                                                                  899
                                                                             --------
            SEMICONDUCTORS -- 2.6%
   83,700   Agere Systems Inc., Class A!!.................................         88
   36,735   ASML Holding N.V.!!...........................................        473
   86,937   Intel Corporation.............................................      1,743
   13,104   Integrated Device Technology, Inc.!!..........................        125
   15,822   Lam Research Corporation!!....................................        346
   19,895   PerkinElmer, Inc. ............................................        343
   46,836   Texas Instruments Inc. .......................................        997
   22,478   Xilinx, Inc. .................................................        607
                                                                             --------
                                                                                4,722
                                                                             --------
            SOFTWARE -- 2.3%
   18,624   Citrix Systems, Inc.!!........................................        326
   97,481   Microsoft Corporation.........................................      2,695
   24,023   Quest Software, Inc.!!........................................        267
   16,738   Symantec Corporation!!........................................        919
                                                                             --------
                                                                                4,207
                                                                             --------
            SPECIALTY STORES -- 2.3%
   15,737   Barnes & Noble, Inc.!!........................................        582
   22,090   Home Depot, Inc. .............................................        866
   35,353   Limited Brands................................................        788
    6,993   Nordstrom, Inc. ..............................................        267
   24,645   Sherwin-Williams Company......................................      1,084
   11,807   Staples, Inc. ................................................        352
   13,395   TJX Companies, Inc. ..........................................        295
                                                                             --------
                                                                                4,234
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 2.2%
   29,099   BellSouth Corporation.........................................        789
   13,256   Nextel Communications, Inc., Class A!!........................        316
   47,174   SBC Communications Inc. ......................................      1,224
   44,920   Verizon Communications Inc. ..................................      1,769
                                                                             --------
                                                                                4,098
                                                                             --------
            TOBACCO -- 0.6%
   24,022   Altria Group, Inc. ...........................................      1,130
                                                                             --------
            TOTAL COMMON STOCKS
              (Cost $93,101)..............................................    119,039
                                                                             --------
PRINCIPAL
 AMOUNT
  (000)
---------
            CORPORATE BONDS AND NOTES -- 11.1%
            AEROSPACE AND DEFENSE -- 0.2%
 $     79   Boeing Company,
              5.125% 02/15/13.............................................         82
       10   General Dynamics Corporation,
              4.500% 08/15/10.............................................         10
       51   Goodrich (BF) Corporation,
              7.625% 12/15/12.............................................         60

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Asset Allocation Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            AEROSPACE AND DEFENSE -- (CONTINUED)
 $    101   Northrop Grumman Corporation,
              7.125% 02/15/11.............................................   $    116
       73   Raytheon Company,
              5.375% 04/01/13.............................................         76
                                                                             --------
                                                                                  344
                                                                             --------
            AUTOMOTIVE -- 0.4%
      199   DaimlerChrysler NA Holdings Corporation,
              4.050% 06/04/08.............................................        201
      252   Ford Motor Company,
              7.450% 07/16/31.............................................        246
      115   General Motors Acceptance Corporation,
              6.150% 04/05/07.............................................        121
       77   General Motors Acceptance Corporation,
              6.875% 09/15/11.............................................         81
      143   General Motors Acceptance Corporation,
              8.000% 11/01/31.............................................        148
       16   General Motors Corporation,
              8.250% 07/15/23.............................................         17
                                                                             --------
                                                                                  814
                                                                             --------
            BEVERAGES -- 0.1%
       91   Anheuser-Busch Companies, Inc.,
              5.950% 01/15/33.............................................         96
      171   Cadbury Schweppes plc,
              5.125% 10/01/13@............................................        174
                                                                             --------
                                                                                  270
                                                                             --------
            BROADCASTING AND CABLE -- 0.5%
       59   Clear Channel Communications, Inc.,
              6.000% 11/01/06.............................................         62
       78   Comcast Cable Communications, Inc.,
              7.125% 06/15/13.............................................         88
      218   Liberty Media Corporation,
              3.500% 09/25/06.............................................        218
       51   Tele-Communications, Inc., Class A,
              9.875% 06/15/22.............................................         69
       72   The Walt Disney Company, MTN,
              5.500% 12/29/06.............................................         75
       54   Time Warner Entertainment Company LP,
              7.250% 09/01/08.............................................         60
       88   Time Warner Inc.,
              9.125% 01/15/13.............................................        110
      142   Time Warner Inc.,
              7.625% 04/15/31.............................................        163
       61   Viacom Inc., Class B,
              5.625% 05/01/07(a)..........................................         65
                                                                             --------
                                                                                  910
                                                                             --------
            CHEMICALS -- BASIC -- 0.1%
       44   The Dow Chemical Company,
              6.125% 02/01/11.............................................         48
       50   The Dow Chemical Company,
              7.375% 11/01/29.............................................         58
                                                                             --------
                                                                                  106
                                                                             --------
            CHEMICALS -- SPECIALTY -- 0.1%
       63   E.I. du Pont de Nemours and Company,
              3.375% 11/15/07.............................................         63

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            CHEMICALS -- SPECIALTY -- (CONTINUED)
 $     38   Eastman Chemical Company,
              3.250% 06/15/08.............................................   $     37
       18   Monsanto Company,
              4.000% 05/15/08.............................................         18
       49   Praxair, Inc.,
              4.750% 07/15/07.............................................         51
       68   Praxair, Inc.,
              6.500% 03/01/08.............................................         75
                                                                             --------
                                                                                  244
                                                                             --------
            COMMERCIAL BANKING -- 2.0%
      122   AmSouth Bank N.A.,
              4.850% 04/01/13.............................................        123
      310   Bank One Corporation,
              6.000% 08/01/08.............................................        336
       79   Capital One Bank,
              5.000% 06/15/09.............................................         82
       78   Citigroup Inc.,
              6.000% 02/21/12.............................................         86
      337   Citigroup Inc.,
              5.000% 09/15/14.............................................        338
       69   City National Corporation,
              5.125% 02/15/13.............................................         69
      240   First Union National Bank,
              5.800% 12/01/08.............................................        259
      133   Golden West Financial Corporation,
              4.750% 10/01/12.............................................        134
      210   J.P. Morgan Chase & Company,
              7.250% 06/01/07.............................................        232
       67   Key Bank N.A.,
              7.000% 02/01/11.............................................         75
      101   Mellon Funding Corporation,
              6.700% 03/01/08.............................................        113
      186   National City Bank,
              4.625% 05/01/13.............................................        183
      153   PNC Funding Corporation,
              5.750% 08/01/06.............................................        160
      161   Popular North America Inc., MTN, Series E,
              6.125% 10/15/06.............................................        170
       71   Regions Financial Corporation,
              7.750% 09/15/24.............................................         87
       53   SouthTrust Bank N.A.,
              4.750% 03/01/13.............................................         53
       69   The Bank of New York, Inc., MTN, Series E,
              3.900% 09/01/07.............................................         70
      203   Union Planters Corporation,
              4.375% 12/01/10.............................................        204
      189   US Bank N.A., Minnesota,
              6.375% 08/01/11.............................................        211
       64   Washington Mutual, Inc.,
              2.400% 11/03/05.............................................         64
      180   Washington Mutual, Inc.,
              5.625% 01/15/07.............................................        189
      195   Washington Mutual, Inc.,
              4.625% 04/01/14.............................................        186
                                                                             --------
                                                                                3,424
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

NATIONS FUNDS

Nations Asset Allocation Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            COMMERCIAL SERVICES -- 0.1%
 $    118   Waste Management, Inc.,
              7.375% 08/01/10.............................................   $    136
                                                                             --------
            COMPUTER SERVICES -- 0.0%+
       52   Sungard Data Systems Inc.,
              4.875% 01/15/14.............................................         51
                                                                             --------
            COMPUTERS AND OFFICE EQUIPMENT -- 0.2%
      212   Hewlett-Packard Company,
              5.750% 12/15/06.............................................        223
      104   International Business Machines Corporation,
              4.875% 10/01/06.............................................        108
       59   International Business Machines Corporation,
              6.500% 01/15/28.............................................         66
       33   International Business Machines Corporation,
              5.875% 11/29/32.............................................         34
                                                                             --------
                                                                                  431
                                                                             --------
            CONGLOMERATES -- 0.0%+
       66   General Electric Company,
              5.000% 02/01/13.............................................         68
                                                                             --------
            CONSTRUCTION -- 0.3%
      156   D. R. Horton, Inc.,
              7.875% 08/15/11.............................................        180
       56   K. Hovnanian Enterprises Inc.,
              6.500% 01/15/14.............................................         57
      183   KB HOME,
              5.750% 02/01/14.............................................        182
       97   Toll Brothers Inc.,
              4.950% 03/15/14(a)..........................................         95
                                                                             --------
                                                                                  514
                                                                             --------
            CONSUMER CREDIT AND MORTGAGES -- 0.3%
       48   American Express Company,
              5.500% 09/12/06.............................................         50
       56   American Express Company,
              3.750% 11/20/07.............................................         57
      153   American Express Company,
              4.750% 06/17/09.............................................        159
       65   American General Finance Corporation, MTN, Series H,
              2.750% 06/15/08.............................................         63
      302   Countrywide Home Loans, Inc., MTN, Series J,
              5.500% 08/01/06.............................................        314
                                                                             --------
                                                                                  643
                                                                             --------
            DEPARTMENT AND DISCOUNT STORES -- 0.2%
      100   Target Corporation,
              5.400% 10/01/08.............................................        106
       22   Target Corporation,
              5.375% 06/15/09.............................................         23

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            DEPARTMENT AND DISCOUNT STORES -- (CONTINUED)
 $     66   Target Corporation,
              5.875% 03/01/12.............................................   $     72
      175   Wal-Mart Stores, Inc.,
              5.450% 08/01/06.............................................        184
       50   Wal-Mart Stores, Inc.,
              4.550% 05/01/13.............................................         50
                                                                             --------
                                                                                  435
                                                                             --------
            DIVERSIFIED MANUFACTURING -- 0.0%+
       65   Fortune Brands, Inc.,
              2.875% 12/01/06.............................................         65
                                                                             --------
            ELECTRIC POWER -- NON NUCLEAR -- 0.6%
       46   Appalachian Power Company, Series G,
              3.600% 05/15/08.............................................         46
      108   Consolidated Edison Company of New York,
              4.700% 06/15/09.............................................        112
      108   Consolidated Edison Company of New York, Series 2000-C,
              6.625% 12/15/05.............................................        113
       35   Dominion Resources, Inc.,
              5.000% 03/15/13.............................................         35
       18   New York State Electric & Gas,
              5.750% 05/01/23.............................................         18
       22   Ohio Edison Company,
              4.000% 05/01/08.............................................         22
       30   Pacific Gas and Electric Company,
              4.200% 03/01/11.............................................         30
       43   Pacific Gas and Electric Company,
              6.050% 03/01/34.............................................         44
       45   Pepco Holdings, Inc.,
              5.500% 08/15/07.............................................         47
      221   Progress Energy, Inc.,
              6.050% 04/15/07.............................................        234
       41   PSEG Power LLC,
              5.500% 12/01/15.............................................         41
       57   Public Service Electric & Gas Company, MTN, Series C,
              4.000% 11/01/08.............................................         57
      181   TXU Energy Company,
              7.000% 03/15/13.............................................        204
      100   Westar Energy Inc.,
              9.750% 05/01/07.............................................        114
       73   Westar Energy, Inc.,
              7.875% 05/01/07.............................................         81
                                                                             --------
                                                                                1,198
                                                                             --------
            ELECTRIC POWER -- NUCLEAR -- 0.4%
       96   CenterPoint Energy Resources Corporation, Series B,
              7.875% 04/01/13.............................................        113
       35   Duquesne Light Company, Series O,
              6.700% 04/15/12.............................................         39
       89   FirstEnergy Corporation, Series B,
              6.450% 11/15/11.............................................         97

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Asset Allocation Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ELECTRIC POWER -- NUCLEAR -- (CONTINUED)
 $     39   FirstEnergy Corporation, Series C,
              7.375% 11/15/31.............................................   $     44
      134   MidAmerican Energy Holdings, Series D,
              5.000% 02/15/14.............................................        133
       51   Southern California Edison Company,
              5.000% 01/15/14.............................................         52
       34   Southern California Edison Company,
              6.000% 01/15/34.............................................         35
       96   Southern Company Capital Funding, Series A,
              5.300% 02/01/07.............................................        101
       52   Southern Power Company, Series B,
              6.250% 07/15/12.............................................         57
       93   Virginia Electric and Power Company, Series A,
              5.375% 02/01/07.............................................         97
                                                                             --------
                                                                                  768
                                                                             --------
            EXPLORATION AND PRODUCTION -- 0.3%
       31   Devon Energy Corporation,
              7.950% 04/15/32.............................................         38
      206   Pioneer Natural Resources Company,
              6.500% 01/15/08.............................................        223
      175   XTO Energy, Inc.,
              7.500% 04/15/12.............................................        206
                                                                             --------
                                                                                  467
                                                                             --------
            FINANCE -- MISCELLANEOUS -- 0.8%
      120   Associates Corporation of North America,
              6.950% 11/01/18.............................................        140
       87   CIT Group Inc.,
              7.375% 04/02/07.............................................         95
       25   General Electric Capital Corporation, MTN, Series A,
              5.875% 02/15/12.............................................         27
      307   General Electric Capital Corporation, MTN, Series A,
              6.750% 03/15/32##...........................................        354
      117   Household Finance Corporation,
              7.200% 07/15/06.............................................        125
      106   Household Finance Corporation,
              5.875% 02/01/09.............................................        114
       53   Household Finance Corporation,
              6.375% 11/27/12.............................................         59
       42   Household Finance Corporation,
              7.350% 11/27/32.............................................         50
       52   International Lease Finance Corporation,
              4.500% 05/01/08.............................................         54
      213   International Lease Finance Corporation,
              3.500% 04/01/09.............................................        209
       70   National Rural Utilities Cooperative Finance Corporation,
              3.250% 10/01/07.............................................         69

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            FINANCE -- MISCELLANEOUS -- (CONTINUED)
 $     80   National Rural Utilities Cooperative Finance Corporation,
              5.750% 08/28/09.............................................   $     86
       60   National Rural Utilities Cooperative Finance Corporation, MTN,
              Series C,
              8.000% 03/01/32.............................................         77
                                                                             --------
                                                                                1,459
                                                                             --------
            FOOD AND DRUG STORES -- 0.1%
      202   Fred Meyer, Inc.,
              7.450% 03/01/08.............................................        226
       19   The Kroger Company,
              6.800% 04/01/11.............................................         21
       23   The Kroger Company,
              6.750% 04/15/12.............................................         26
                                                                             --------
                                                                                  273
                                                                             --------
            HEALTH SERVICES -- 0.1%
      193   Wellpoint Health Networks Inc.,
              6.375% 06/15/06.............................................        203
       45   Wellpoint Health Networks Inc.,
              6.375% 01/15/12.............................................         50
                                                                             --------
                                                                                  253
                                                                             --------
            HEAVY MACHINERY -- 0.3%
      154   Caterpillar Financial Services Corporation,
              5.950% 05/01/06.............................................        160
      135   Caterpillar Financial Services Corporation,
              4.500% 06/15/09.............................................        139
      103   Caterpillar Financial Services Corporation, MTN, Series F,
              2.350% 09/15/06.............................................        102
      138   John Deere Capital Corporation, MTN, Series D,
              3.125% 12/15/05.............................................        139
                                                                             --------
                                                                                  540
                                                                             --------
            HOUSEHOLD PRODUCTS -- 0.0%+
       51   Procter & Gamble Company,
              4.750% 06/15/07.............................................         53
                                                                             --------
            HOUSING AND FURNISHING -- 0.1%
      114   Beazer Homes USA, Inc.,
              6.500% 11/15/13.............................................        116
                                                                             --------
            INSURANCE -- 0.4%
       37   Hartford Life, Inc.,
              7.375% 03/01/31.............................................         44
       31   Marsh & McLennan Companies, Inc.,
              5.875% 08/01/33.............................................         31
       70   Mass Mutual Global Funding II,
              2.550% 07/15/08@............................................         68
       30   MetLife, Inc.,
              5.375% 12/15/12.............................................         31
       53   MetLife, Inc.,
              6.500% 12/15/32.............................................         57

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

NATIONS FUNDS

Nations Asset Allocation Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            INSURANCE -- (CONTINUED)
 $     30   Nationwide Financial Services, Inc., Class A,
              5.900% 07/01/12.............................................   $     32
      144   Principal Life Global,
              6.250% 02/15/12@............................................        159
       47   Progressive Corporation,
              6.250% 12/01/32.............................................         50
      212   Prudential Funding LLC, MTN,
              6.600% 05/15/08@##..........................................        236
       46   The Hartford Financial Services Group, Inc.,
              2.375% 06/01/06.............................................         45
       35   The Hartford Financial Services Group, Inc.,
              4.625% 07/15/13.............................................         34
       40   Unitrin Inc.,
              4.875% 11/01/10.............................................         40
                                                                             --------
                                                                                  827
                                                                             --------
            INTEGRATED OIL -- 0.3%
      117   Conoco Funding Company,
              5.450% 10/15/06.............................................        123
      142   Conoco Funding Company,
              6.350% 10/15/11.............................................        158
      194   USX Corporation,
              6.650% 02/01/06.............................................        203
                                                                             --------
                                                                                  484
                                                                             --------
            INVESTMENT SERVICES -- 1.0%
       64   Bear Stearns Companies Inc.,
              5.700% 01/15/07.............................................         68
      185   Bear Stearns Companies Inc.,
              4.500% 10/28/10.............................................        187
       70   Citigroup Global Markets Holdings Inc.,
              6.500% 02/15/08.............................................         77
       25   Credit Suisse First Boston USA, Inc.,
              5.875% 08/01/06.............................................         26
      104   Credit Suisse First Boston USA, Inc.,
              6.125% 11/15/11.............................................        113
       40   Goldman Sachs Group, Inc.,
              4.125% 01/15/08.............................................         41
      169   Goldman Sachs Group, Inc.,
              6.600% 01/15/12.............................................        189
      112   Goldman Sachs Group, Inc.,
              4.750% 07/15/13.............................................        110
      129   Lehman Brothers Holdings Inc.,
              4.000% 01/22/08.............................................        131
      152   Lehman Brothers Holdings Inc.,
              7.000% 02/01/08.............................................        168
       38   Lehman Brothers Holdings Inc.,
              7.875% 08/15/10.............................................         45
      149   Merrill Lynch & Company, Inc.,
              6.000% 02/17/09.............................................        161
       63   Merrill Lynch & Company, Inc., MTN, Series B,
              3.700% 04/21/08.............................................         63
      343   Morgan Stanley,
              5.300% 03/01/13##...........................................        351
                                                                             --------
                                                                                1,730
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            MEDICAL DEVICES AND SUPPLIES -- 0.0%+
 $     62   Bristol-Myers Squibb Company,
              4.750% 10/01/06.............................................   $     64
                                                                             --------
            METALS AND MINING -- 0.1%
      100   Alcoa Inc.,
              7.375% 08/01/10.............................................        117
                                                                             --------
            NATURAL GAS DISTRIBUTION -- 0.1%
      113   NiSource Finance Corporation,
              5.400% 07/15/14.............................................        116
        3   Southern California Gas Company, Series HH,
              5.450% 04/15/18.............................................          3
                                                                             --------
                                                                                  119
                                                                             --------
            NATURAL GAS PIPELINES -- 0.4%
      111   Consolidated Natural Gas Company, Series B,
              5.375% 11/01/06.............................................        115
      140   Duke Capital LLC,
              4.370% 03/01/09(a)..........................................        141
      241   Kinder Morgan, Inc.,
              6.650% 03/01/05.............................................        246
      125   Teppco Partners, LP,
              7.625% 02/15/12.............................................        145
                                                                             --------
                                                                                  647
                                                                             --------
            OIL REFINING AND MARKETING -- 0.1%
       94   Valero Energy Corporation,
              6.875% 04/15/12.............................................        106
                                                                             --------
            PAPER AND FOREST PRODUCTS -- 0.2%
       70   Champion International Corporation,
              7.350% 11/01/25.............................................         78
       61   International Paper Company,
              4.250% 01/15/09.............................................         61
       62   International Paper Company,
              5.850%** 10/30/12...........................................         66
       52   MeadWestvaco Corporation,
              6.850% 04/01/12.............................................         58
       81   MeadWestvaco Corporation,
              8.200% 01/15/30.............................................         97
                                                                             --------
                                                                                  360
                                                                             --------
            PUBLISHING AND ADVERTISING -- 0.1%
       58   Knight-Ridder, Inc.,
              7.125% 06/01/11.............................................         67
       20   News America Holdings Inc.,
              9.250% 02/01/13.............................................         26
        5   News America Holdings Inc.,
              6.550% 03/15/33.............................................          5
      116   News America Holdings Inc.,
              8.150% 10/17/36.............................................        144
       14   R. R. Donnelley & Sons Company,
              4.950% 04/01/14.............................................         14
                                                                             --------
                                                                                  256
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Asset Allocation Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            RAILROADS, TRUCKING AND SHIPPING -- 0.1%
 $    107   Burlington Northern Santa Fe Corporation,
              6.750% 07/15/11.............................................   $    120
                                                                             --------
            REAL ESTATE -- 0.1%
       94   EOP Operating LP,
              7.000% 07/15/11.............................................        106
      128   EOP Operating LP,
              4.750% 03/15/14.............................................        123
       16   ERP Operating LP,
              5.200% 04/01/13.............................................         16
                                                                             --------
                                                                                  245
                                                                             --------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.3%
      183   Camden Property Trust,
              5.375% 12/15/13.............................................        185
       58   Health Care Property Investors, Inc.,
              6.450% 06/25/12.............................................         63
      165   iStar Financial Inc., Series B,
              4.875% 01/15/09.............................................        165
      161   Simon Property Group, LP
              3.750% 01/30/09.............................................        158
                                                                             --------
                                                                                  571
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 0.7%
       41   AT&T Wireless Services Inc.,
              8.125% 05/01/12.............................................         50
       37   AT&T Wireless Services Inc.,
              8.750% 03/01/31.............................................         49
      125   BellSouth Corporation,
              5.000% 10/15/06.............................................        130
       36   BellSouth Telecommunications Inc.,
              6.375% 06/01/28.............................................         37
      255   SBC Communications Inc.,
              5.750% 05/02/06##...........................................        265
       24   Sprint Capital Corporation,
              6.125% 11/15/08.............................................         26
      134   Sprint Capital Corporation,
              8.375% 03/15/12.............................................        162
      116   Sprint Capital Corporation,
              8.750% 03/15/32.............................................        147
       28   Verizon Global Funding Corporation,
              7.750% 12/01/30.............................................         34
      224   Verizon New England Inc.,
              6.500% 09/15/11.............................................        247
      140   Verizon Pennsylvania Inc., Series A,
              5.650% 11/15/11.............................................        148
                                                                             --------
                                                                                1,295
                                                                             --------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $19,730)..............................................     20,523
                                                                             --------
            FOREIGN BONDS AND NOTES -- 1.2%
            BROADCASTING AND CABLE -- 0.0%+
       17   Rogers Cable Inc.,
              6.250% 06/15/13.............................................         17
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            BUILDING MATERIALS -- 0.0%+
 $     68   Hanson Overseas BV,
              6.750% 09/15/05.............................................   $     71
                                                                             --------
            CHEMICALS -- SPECIALTY -- 0.0%+
       23   Potash Corporation of Saskatchewan Inc.,
              4.875% 03/01/13.............................................         23
                                                                             --------
            COMMERCIAL BANKING -- 0.1%
      114   Scotland International Finance,
              4.250% 05/23/13@............................................        109
                                                                             --------
            DIVERSIFIED MANUFACTURING -- 0.1%
      113   Tyco International Group SA,
              6.375% 10/15/11.............................................        125
                                                                             --------
            ELECTRIC POWER -- NON NUCLEAR -- 0.0%+
       59   Transalta Corporation,
              5.750% 12/15/13.............................................         61
                                                                             --------
            FOOD PRODUCTS -- 0.0%+
       50   Unilever Capital Corporation,
              6.875% 11/01/05.............................................         52
                                                                             --------
            INTEGRATED OIL -- 0.2%
      137   BP Capital Markets,
              2.750% 12/29/06.............................................        137
       60   Pemex Project Funding Master Trust,
              7.375% 12/15/14.............................................         65
      167   Pemex Project Funding Master Trust,
              8.625%** 02/01/22...........................................        190
       37   Suncor Energy, Inc.,
              5.950% 12/01/34.............................................         38
                                                                             --------
                                                                                  430
                                                                             --------
            METALS AND MINING -- 0.2%
       47   Alcan Inc.,
              6.450% 03/15/11.............................................         53
       44   Alcan Inc.,
              7.250% 03/15/31.............................................         52
       48   BHP Finance USA Ltd.,
              4.800% 04/15/13.............................................         49
       72   Codelco Inc.,
              5.500% 10/15/13@............................................         75
       37   Placer Dome Inc.,
              6.450% 10/15/35.............................................         39
       48   Rio Tinto Finance (USA) Ltd.,
              2.625% 09/30/08.............................................         46
                                                                             --------
                                                                                  314
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

NATIONS FUNDS

Nations Asset Allocation Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            PUBLISHING AND ADVERTISING -- 0.1%
 $    105   Thomson Corporation,
              5.250% 08/15/13.............................................   $    108
                                                                             --------
            RAILROADS, TRUCKING AND SHIPPING -- 0.1%
       95   Canadian National Railway Company,
              6.900% 07/15/28.............................................        107
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 0.4%
       53   British Telecommunications, plc,
              8.375% 12/15/10.............................................         64
       25   British Telecommunications, plc,
              8.875% 12/15/30.............................................         33
      183   Deutsche Telekom International Finance BV,
              5.250% 07/22/13.............................................        187
      110   Deutsche Telekom International Finance BV,
              8.750% 06/15/30.............................................        142
      104   France Telecom SA,
              9.250%** 03/01/31...........................................        138
      253   Telus Corporation,
              7.500% 06/01/07.............................................        277
                                                                             --------
                                                                                  841
                                                                             --------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $2,213)...............................................      2,258
                                                                             --------
            MORTGAGE-BACKED SECURITIES -- 11.5%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.6%
      260   Fannie Mae, Series 2002-16, Class PG,
              6.000% 04/25/17.............................................        275
      279   Fannie Mae, Series 2002-47, Class QE,
              5.500% 08/25/17.............................................        288
       44   FNMA, Series 1991-1, Class G,
              7.000% 01/25/21.............................................         46
      315   Freddie Mac, Series 2664, Class IO,
              5.500% 05/15/27.............................................         36
      331   Freddie Mac, Series 2692, Class IA,
              5.500% 01/15/23.............................................         27
    5,706   Merrill Lynch Mortgage Investors, Inc., Series 1998-C3,
              Interest only,
              1.074%** 12/15/30...........................................        191
   12,413   Vendee Mortgage Trust, Series 1998-1, Class 2, Interest only,
              0.449%** 09/15/27(e)
              (purchased 02/26/98, cost $338).............................        125
   16,142   Vendee Mortgage Trust, Series 1998-3, Class 1, Interest only,
              0.305%** 03/15/29(e)
              (purchased 09/24/98, cost $229).............................        121
                                                                             --------
                                                                                1,109
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 0.6%
 $      7     8.000% 07/01/10.............................................   $      7
      120     8.000% 09/01/25.............................................        132
      238     6.500% 07/01/29.............................................        250
      729     6.500% 11/01/32.............................................        766
                                                                             --------
                                                                                1,155
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 8.5%
      147     8.500% 08/01/11.............................................        160
       58     7.500% 10/01/11.............................................         62
       98     10.000% 09/01/18............................................        110
    1,028     6.500% 10/01/24##...........................................      1,085
       63     6.500% 07/01/32.............................................         67
       36     6.500% 05/01/33.............................................         38
      759     5.500% 07/01/33.............................................        771
      750     5.500% 05/10/34(b)..........................................        760
    3,540     5.000% 07/12/34(b)..........................................      3,501
       57     3.199%** 08/01/36...........................................         58
    7,218     5.000% 10/15/19(b)..........................................      7,330
    1,710     6.500% 12/01/31(b)..........................................      1,793
                                                                             --------
                                                                               15,735
                                                                             --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 1.8%
        4     10.000% 02/15/16............................................          5
    3,177     5.500% 07/19/33(b)..........................................      3,231
       59     7.500% 12/15/23-07/20/28....................................         64
                                                                             --------
                                                                                3,300
                                                                             --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $21,528)..............................................     21,299
                                                                             --------
            SOVEREIGN GOVERNMENT BONDS AND NOTES -- 1.0%
      162   Hellenic Republic,
              6.950% 03/04/08.............................................        181
      169   Quebec (Province of),
              7.500% 09/15/29.............................................        219
      106   Region of Lombardy,
              5.804% 10/25/32.............................................        112
       45   Republic of Chile,
              5.500% 01/15/13.............................................         47
      123   Republic of Italy,
              2.750% 12/15/06.............................................        123
      302   Republic of Italy,
              3.750% 12/14/07.............................................        305
      190   Republic of Poland,
              5.250% 01/15/14.............................................        196
       91   Republic of South Africa,
              6.500% 06/02/14.............................................         97
      196   United Mexican States,
              8.375% 01/14/11.............................................        230

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Asset Allocation Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            SOVEREIGN GOVERNMENT BONDS AND NOTES -- (CONTINUED)
 $     90   United Mexican States,
              6.375% 01/16/13.............................................   $     95
      191   United Mexican States,
              7.500% 04/08/33.............................................        201
                                                                             --------
            TOTAL SOVEREIGN GOVERNMENT BONDS AND NOTES
              (Cost $1,726)...............................................      1,806
                                                                             --------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 1.8%
            FEDERAL FARM CREDIT BANK (FFCB) -- 0.1%
      150     2.500% 11/15/05-03/15/06....................................        150
                                                                             --------
            FEDERAL HOME LOAN BANK (FHLB) -- 0.2%
      300     3.625% 11/14/08.............................................        301
      100     3.875% 06/14/13.............................................         96
                                                                             --------
                                                                                  397
                                                                             --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 0.3%
      180     5.125% 10/15/08.............................................        192
      172     4.500% 01/15/13.............................................        173
       98     4.875% 11/15/13.............................................        100
      100     6.750% 03/15/31.............................................        119
                                                                             --------
                                                                                  584
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 1.2%
      221     5.250% 01/15/09.............................................        235
      250     4.375% 03/15/13.............................................        249
    1,342     4.375% 07/17/13##...........................................      1,300
      500     4.125% 04/15/14.............................................        482
                                                                             --------
                                                                                2,266
                                                                             --------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $3,362)...............................................      3,397
                                                                             --------
            U.S. TREASURY OBLIGATIONS -- 2.9%
            U.S. TREASURY BONDS -- 0.6%
      945     6.250% 08/15/23.............................................      1,104
                                                                             --------
            U.S. TREASURY NOTES -- 2.3%
      100     1.250% 05/31/05.............................................         99
    1,000     2.000% 05/15/06.............................................        993
      600     3.125% 05/15/07.............................................        605
    1,050     3.250% 01/15/09##...........................................      1,050
      150     3.000% 02/15/09.............................................        148
      300     3.125% 04/15/09.............................................        298
      670     3.875% 05/15/09.............................................        686
      100     4.000% 06/15/09.............................................        103
       70     3.625% 07/15/09.............................................         71

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            U.S. TREASURY NOTES -- (CONTINUED)
 $    100     3.500% 08/15/09.............................................   $    101
       50     4.250% 08/15/14.............................................         51
                                                                             --------
                                                                                4,205
                                                                             --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $5,253)...............................................      5,309
                                                                             --------
            WARRANTS -- 0.0%+
              (Cost $0)
      195   Solutia Inc.,
              Expire 07/15/09!!(f)........................................          0++
                                                                             --------
 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 11.7%
      419   High Yield Portfolio@@........................................      4,141
   17,422   Nations Cash Reserves, Capital Class Shares#..................     17,422
                                                                             --------
            TOTAL AFFILIATED INVESTMENT COMPANIES
              (Cost $21,274)..............................................     21,563
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $174,636*)..................................     109.1%   201,673
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (9.1)%  (16,840)
                                                                             --------
            NET ASSETS..........................................     100.0%  $184,833
                                                                             ========

---------------

 *Federal income tax information (see Note 12).

 **
  Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2004.

 !!
  Non-income producing security.

 @Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 @@
  Mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

 +Amount represents less than 0.1%.

++Amount represents less than $500.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $311.

##All or a portion of security segregated as collateral for futures contracts and TBA.

(a)
  All or portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004, is $301 and $300, respectively.

(b)
  TBA -- Securities purchased on a forward commitment basis.

(e)
  Restricted and illiquid security.

 (f)
  Fair valued security (see Note 1).

ABBREVIATIONS:

MTN  --   Medium Term Note
ADR  --   American Depository Receipt
LTD  --   Limited

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

NATIONS FUNDS

Nations Value Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            COMMON STOCKS -- 97.4%
            AEROSPACE AND DEFENSE -- 6.4%
  261,100   Boeing Company................................................   $   13,478
  452,100   Goodrich (BF) Corporation.....................................       14,178
  272,800   Lockheed Martin Corporation...................................       15,217
  205,300   Northrop Grumman Corporation..................................       10,949
  434,091   United Technologies Corporation...............................       40,535
                                                                             ----------
                                                                                 94,357
                                                                             ----------
            AUTOMOTIVE -- 0.5%
  157,700   General Motors Corporation....................................        6,699
                                                                             ----------
            BEVERAGES -- 2.0%
  304,351   Diageo plc, ADR...............................................       15,349
  305,189   PepsiCo, Inc. ................................................       14,847
                                                                             ----------
                                                                                 30,196
                                                                             ----------
            BROADCASTING AND CABLE -- 1.0%
  630,000   The Walt Disney Company.......................................       14,207
                                                                             ----------
            CHEMICALS -- BASIC -- 2.4%
  242,600   PPG Industries, Inc. .........................................       14,867
  461,100   The Dow Chemical Company......................................       20,832
                                                                             ----------
                                                                                 35,699
                                                                             ----------
            CHEMICALS -- SPECIALTY -- 1.0%
  305,400   Eastman Chemical Company......................................       14,522
                                                                             ----------
            COMMERCIAL BANKING -- 14.9%
1,385,124   Citigroup Inc. ...............................................       61,112
  259,800   Comerica Inc. ................................................       15,419
  586,000   Mellon Financial Corporation..................................       16,226
  339,800   SouthTrust Corporation........................................       14,156
  594,281   The Bank of New York Company, Inc. ...........................       17,335
1,542,993   US Bancorp....................................................       44,592
  481,900   Wachovia Corporation..........................................       22,625
  486,600   Wells Fargo & Company.........................................       29,016
                                                                             ----------
                                                                                220,481
                                                                             ----------
            COMMERCIAL SERVICES -- 1.7%
  641,600   Ingram Micro, Inc.!!..........................................       10,330
  522,900   Waste Management, Inc. .......................................       14,296
                                                                             ----------
                                                                                 24,626
                                                                             ----------
            COMPUTER SERVICES -- 1.4%
  788,700   Accenture Ltd.!!..............................................       21,334
                                                                             ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 2.7%
  972,380   Hewlett-Packard Company.......................................       18,232
  256,985   International Business Machines Corporation...................       22,034
                                                                             ----------
                                                                                 40,266
                                                                             ----------
            DEPARTMENT AND DISCOUNT STORES -- 1.1%
  457,400   J.C. Penney Company, Inc. ....................................       16,137
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            DIVERSIFIED ELECTRONICS -- 0.8%
  865,800   Flextronics International Ltd.!!..............................   $   11,472
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 4.3%
1,220,200   General Electric Company......................................       40,974
  639,406   Honeywell International Inc. .................................       22,929
                                                                             ----------
                                                                                 63,903
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 0.7%
1,002,200   AES Corporation!!.............................................       10,012
                                                                             ----------
            ELECTRIC POWER -- NUCLEAR -- 4.7%
  393,200   American Electric Power Company, Inc. ........................       12,567
  331,500   DTE Energy Company............................................       13,986
  677,310   Duke Energy Corporation.......................................       15,503
  347,169   Exelon Corporation............................................       12,738
  459,650   PG & E Corporation!!..........................................       13,973
                                                                             ----------
                                                                                 68,767
                                                                             ----------
            FINANCIAL SERVICES -- 1.0%
  403,000   CIT Group Inc. ...............................................       15,068
                                                                             ----------
            HOUSEHOLD PRODUCTS -- 1.2%
  275,720   Kimberly-Clark Corporation....................................       17,809
                                                                             ----------
            INSURANCE -- 6.2%
  431,100   ACE Ltd. .....................................................       17,270
  171,400   Aetna Inc. ...................................................       17,128
  213,413   American International Group, Inc. ...........................       14,510
  501,300   Genworth Financial Inc., Class A..............................       11,680
  264,300   Hartford Financial Services Group, Inc. ......................       16,368
  432,171   The St. Paul Companies, Inc. .................................       14,288
                                                                             ----------
                                                                                 91,244
                                                                             ----------
            INTEGRATED OIL -- 11.1%
  203,401   BP Amoco plc, ADR.............................................       11,702
  300,276   ChevronTexaco Corporation.....................................       16,106
  189,694   ConocoPhillips................................................       15,715
1,374,900   Exxon Mobil Corporation.......................................       66,448
  322,400   Marathon Oil Corporation......................................       13,309
  176,771   Occidental Petroleum Corporation..............................        9,887
  289,200   Royal Dutch Petroleum Company.................................       14,923
1,228,400   The Williams Companies, Inc. .................................       14,864
                                                                             ----------
                                                                                162,954
                                                                             ----------
            INVESTMENT SERVICES -- 3.7%
  185,000   Goldman Sachs Group, Inc. ....................................       17,249
  491,700   J.P. Morgan Chase & Company...................................       19,536
  356,643   Merrill Lynch & Company, Inc. ................................       17,732
                                                                             ----------
                                                                                 54,517
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Value Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            LODGING AND RECREATION -- 2.6%
  288,049   Carnival Corporation..........................................   $   13,622
  226,100   Harrah's Entertainment, Inc. .................................       11,979
  273,700   Starwood Hotels & Resorts Worldwide, Inc. ....................       12,705
                                                                             ----------
                                                                                 38,306
                                                                             ----------
            MEDICAL DEVICES AND SUPPLIES -- 1.4%
  311,700   Abbott Laboratories...........................................       13,204
  255,870   Hospira, Inc.!!...............................................        7,830
                                                                             ----------
                                                                                 21,034
                                                                             ----------
            METALS AND MINING -- 2.2%
  507,500   Alcoa Inc. ...................................................       17,047
  390,100   Freeport-McMoran Copper & Gold, Inc., Class B.................       15,799
                                                                             ----------
                                                                                 32,846
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS
              EQUIPMENT -- 0.6%
  498,500   Motorola, Inc. ...............................................        8,993
                                                                             ----------
            OILFIELD SERVICES -- 2.5%
  367,700   ENSCO International Inc. .....................................       12,013
  229,800   Halliburton Company...........................................        7,742
  345,419   Nabors Industries, Ltd.!!.....................................       16,355
                                                                             ----------
                                                                                 36,110
                                                                             ----------
            PAPER AND FOREST PRODUCTS -- 1.1%
  416,123   International Paper Company...................................       16,816
                                                                             ----------
            PHARMACEUTICALS -- 1.5%
  150,850   Merck & Company, Inc. ........................................        4,978
  573,140   Pfizer Inc. ..................................................       17,538
                                                                             ----------
                                                                                 22,516
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 0.9%
  334,200   Dow Jones & Company, Inc. ....................................       13,572
                                                                             ----------
            RAILROADS, TRUCKING AND SHIPPING -- 1.0%
  241,500   Union Pacific Corporation.....................................       14,152
                                                                             ----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 3.0%
  470,200   Archstone-Smith Trust.........................................       14,877
  798,395   Equity Office Properties Trust(a).............................       21,757
  573,000   Host Marriott Corporation!!...................................        8,039
                                                                             ----------
                                                                                 44,673
                                                                             ----------
            RESTAURANTS -- 1.3%
  662,100   McDonald's Corporation........................................       18,559
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            SEMICONDUCTORS -- 1.6%
  546,500   Agilent Technologies, Inc.!!..................................   $   11,788
  370,600   ASML Holding N.V.!!...........................................        4,770
  448,500   Fairchild Semiconductor Corporation, Class A!!................        6,355
                                                                             ----------
                                                                                 22,913
                                                                             ----------
            SPECIALTY STORES -- 2.5%
1,098,000   Limited Brands................................................       24,474
  434,000   Staples, Inc. ................................................       12,942
                                                                             ----------
                                                                                 37,416
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 4.1%
  516,660   BellSouth Corporation.........................................       14,012
  714,915   SBC Communications Inc. ......................................       18,552
  707,348   Verizon Communications Inc. ..................................       27,855
                                                                             ----------
                                                                                 60,419
                                                                             ----------
            TOBACCO -- 2.3%
  718,148   Altria Group, Inc. ...........................................       33,782
                                                                             ----------
            TOTAL COMMON STOCKS
              (Cost $1,239,027)...........................................    1,436,377
                                                                             ----------
            CONVERTIBLE PREFERRED STOCKS -- 0.3%
            INSURANCE -- 0.3%
              (Cost $3,554)
  136,100   Genworth Financial, Inc. .....................................        3,974
                                                                             ----------
            PREFERRED STOCKS -- 1.1%
            MEDIA -- 1.1%
              (Cost $17,832)
  516,700   The News Corporation Ltd., ADR................................       16,188
                                                                             ----------
 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 1.6%
              (Cost $23,709)
   23,709   Nations Cash Reserves,
              Capital Class Shares#.......................................       23,709
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $1,284,122*)................................     100.4%   1,480,248
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (0.4)%     (6,143)
                                                                             ----------
            NET ASSETS..........................................     100.0%  $1,474,105
                                                                             ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 42

NATIONS FUNDS

Nations Value Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


---------------

 *Federal income tax information (see Note 12).

 !!
  Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $28.

(a)
  All or portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004, is $28 and $27, respectively.

ABBREVIATIONS:

ADR  --   American Depository Receipt
LTD  --   Limited

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations MidCap Value Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
---------------------------------------------------------------------------------------
            COMMON STOCKS -- 97.2%
            AEROSPACE AND DEFENSE -- 2.8%
  158,400   Goodrich (BF) Corporation.....................................   $   4,967
   71,925   Northrop Grumman Corporation..................................       3,836
  159,300   Rockwell Collins, Inc. .......................................       5,917
                                                                             ---------
                                                                                14,720
                                                                             ---------
            BEVERAGES -- 0.7%
  126,300   Pepsi Bottling Group, Inc. ...................................       3,429
                                                                             ---------
            BUILDING MATERIALS -- 1.0%
  113,300   Martin Marietta Materials, Inc. ..............................       5,129
                                                                             ---------
            CHEMICALS -- BASIC -- 3.0%
  322,400   Agrium, Inc. .................................................       5,726
  191,300   Lyondell Chemical Company.....................................       4,297
  127,100   Rohm & Haas Company...........................................       5,461
                                                                             ---------
                                                                                15,484
                                                                             ---------
            CHEMICALS -- SPECIALTY -- 3.9%
  123,300   Ashland Inc. .................................................       6,915
  106,800   Eastman Chemical Company......................................       5,078
  129,100   International Flavors & Fragrances, Inc. .....................       4,932
  100,000   Lubrizol Corporation..........................................       3,460
                                                                             ---------
                                                                                20,385
                                                                             ---------
            COMMERCIAL BANKING -- 10.6%
   86,900   City National Corporation.....................................       5,644
  101,200   Comerica Inc. ................................................       6,006
  149,300   Compass Bancshares, Inc. .....................................       6,542
  268,900   Hibernia Corporation, Class A.................................       7,102
  192,400   Marshall and Ilsley Corporation...............................       7,753
   77,400   Mercantile Bankshares Corporation.............................       3,712
  119,000   SouthTrust Corporation........................................       4,958
  232,800   Sovereign Bancorp, Inc. ......................................       5,080
   23,430   UnionBanCal Corporation.......................................       1,387
  123,650   Zions Bancorporation..........................................       7,547
                                                                             ---------
                                                                                55,731
                                                                             ---------
            COMMERCIAL SERVICES -- 3.2%
  383,500   Allied Waste Industries, Inc.!!...............................       3,394
  287,000   Ingram Micro, Inc.!!..........................................       4,621
  237,000   United Rentals, Inc.!!........................................       3,766
  180,500   Waste Management, Inc. .......................................       4,934
                                                                             ---------
                                                                                16,715
                                                                             ---------
            COMPUTER SERVICES -- 1.0%
  115,000   Computer Sciences Corporation!!...............................       5,417
                                                                             ---------
            COMPUTERS AND OFFICE EQUIPMENT -- 1.4%
  170,300   Pitney Bowes Inc. ............................................       7,510
                                                                             ---------
            CONGLOMERATES -- 1.3%
  150,900   Fluor Corporation.............................................       6,718
                                                                             ---------

                                                                               VALUE
 SHARES                                                                        (000)
---------------------------------------------------------------------------------------
            DEPARTMENT AND DISCOUNT STORES -- 2.5%
  196,100   Dollar General Corporation....................................   $   3,951
  151,100   J.C. Penney Company, Inc. ....................................       5,331
  148,500   The May Department Stores Company.............................       3,806
                                                                             ---------
                                                                                13,088
                                                                             ---------
            DIVERSIFIED ELECTRONICS -- 3.0%
   93,500   Cooper Industries, Ltd. ......................................       5,517
  318,200   Flextronics International Ltd.!!..............................       4,216
  111,925   Harris Corporation............................................       6,149
                                                                             ---------
                                                                                15,882
                                                                             ---------
            DIVERSIFIED MANUFACTURING -- 3.8%
   58,400   Harsco Corporation............................................       2,622
  140,600   Kennametal Inc. ..............................................       6,349
  118,050   Mueller Industries, Inc. .....................................       5,070
  243,800   Pall Corporation..............................................       5,968
                                                                             ---------
                                                                                20,009
                                                                             ---------
            ELECTRIC POWER -- NON NUCLEAR -- 3.0%
  348,300   AES Corporation!!.............................................       3,480
   85,300   Consolidated Edison, Inc. ....................................       3,586
  133,800   Constellation Energy Group, Inc. .............................       5,331
   63,900   NSTAR.........................................................       3,137
                                                                             ---------
                                                                                15,534
                                                                             ---------
            ELECTRIC POWER -- NUCLEAR -- 3.8%
  144,800   American Electric Power Company, Inc. ........................       4,628
  148,200   DTE Energy Company............................................       6,253
   79,500   Entergy Corporation...........................................       4,818
   83,000   PPL Corporation...............................................       3,916
                                                                             ---------
                                                                                19,615
                                                                             ---------
            FINANCIAL SERVICES -- 1.3%
  177,500   CIT Group Inc. ...............................................       6,637
                                                                             ---------
            FOOD AND DRUG STORES -- 1.5%
  275,500   SUPERVALU Inc. ...............................................       7,590
                                                                             ---------
            FOOD PRODUCTS -- 1.0%
  485,100   Del Monte Foods Company!!.....................................       5,089
                                                                             ---------
            HEALTH SERVICES -- 1.2%
  184,800   Triad Hospitals, Inc.!!.......................................       6,365
                                                                             ---------
            HEAVY MACHINERY -- 2.0%
  140,400   Navistar International Corporation!!..........................       5,221
   91,300   Parker-Hannifin Corporation...................................       5,374
                                                                             ---------
                                                                                10,595
                                                                             ---------
            INSURANCE -- 7.0%
  130,700   ACE Ltd. .....................................................       5,236
   60,700   Aetna Inc. ...................................................       6,066
  181,300   Endurance Specialty Holdings Ltd. ............................       5,829
  226,200   Genworth Financial Inc., Class A..............................       5,270
   77,700   Hartford Financial Services Group, Inc. ......................       4,812

                       SEE NOTES TO FINANCIAL STATEMENTS.
 44

NATIONS FUNDS

Nations MidCap Value Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
---------------------------------------------------------------------------------------
            INSURANCE -- (CONTINUED)
  142,900   Lincoln National Corporation..................................   $   6,716
  107,400   Old Republic International Corporation........................       2,688
                                                                             ---------
                                                                                36,617
                                                                             ---------
            INTEGRATED OIL -- 3.2%
  180,600   Marathon Oil Corporation......................................       7,455
   75,500   Occidental Petroleum Corporation..............................       4,223
  420,400   The Williams Companies, Inc. .................................       5,087
                                                                             ---------
                                                                                16,765
                                                                             ---------
            INVESTMENT SERVICES -- 0.8%
   75,300   Legg Mason, Inc. .............................................       4,011
                                                                             ---------
            LODGING AND RECREATION -- 4.4%
   83,700   Carnival Corporation..........................................       3,958
   76,900   Harrah's Entertainment, Inc. .................................       4,074
  335,200   Hilton Hotels Corporation.....................................       6,316
  182,650   Mattel, Inc. .................................................       3,311
  113,300   Starwood Hotels & Resorts Worldwide, Inc. ....................       5,259
                                                                             ---------
                                                                                22,918
                                                                             ---------
            METALS AND MINING -- 2.3%
  131,125   Arch Coal, Inc. ..............................................       4,654
  107,475   Newmont Mining Corporation....................................       4,893
   28,900   Phelps Dodge Corporation......................................       2,660
                                                                             ---------
                                                                                12,207
                                                                             ---------
            NATURAL GAS DISTRIBUTION -- 1.2%
  176,200   Sempra Energy.................................................       6,377
                                                                             ---------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 0.5%
  224,600   Andrew Corporation!!..........................................       2,749
                                                                             ---------
            OILFIELD SERVICES -- 3.2%
  126,900   Baker Hughes Inc. ............................................       5,548
  179,100   ENSCO International Inc. .....................................       5,852
  205,200   Varco International, Inc.!!...................................       5,503
                                                                             ---------
                                                                                16,903
                                                                             ---------
            PACKAGING AND CONTAINERS -- 1.0%
  496,600   Crown Holdings, Inc.!!........................................       5,120
                                                                             ---------
            PAPER AND FOREST PRODUCTS -- 2.1%
  296,100   Smurfit-Stone Container Corporation!!.........................       5,736
   74,675   Temple-Inland Inc. ...........................................       5,014
                                                                             ---------
                                                                                10,750
                                                                             ---------
            PHARMACEUTICALS -- 1.0%
  189,600   Shire Pharmaceuticals Group plc, ADR..........................       5,432
                                                                             ---------
            PUBLISHING AND ADVERTISING -- 1.0%
  135,000   Dow Jones & Company, Inc. ....................................       5,482
                                                                             ---------

                                                                               VALUE
 SHARES                                                                        (000)
---------------------------------------------------------------------------------------
            RAILROADS, TRUCKING AND SHIPPING -- 2.7%
  187,000   GATX Corporation..............................................   $   4,985
  315,400   Norfolk Southern Corporation..................................       9,380
                                                                             ---------
                                                                                14,365
                                                                             ---------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 5.4%
  164,100   Archstone-Smith Trust.........................................       5,192
   64,175   Avalonbay Communities, Inc. ..................................       3,865
  110,800   Boston Properties, Inc. ......................................       6,137
   80,800   Camden Property Trust.........................................       3,733
  184,400   Equity Office Properties Trust................................       5,025
  296,200   Host Marriott Corporation!!...................................       4,156
                                                                             ---------
                                                                                28,108
                                                                             ---------
            RESTAURANTS -- 1.0%
  161,800   Brinker International, Inc.!!.................................       5,040
                                                                             ---------
            SEMICONDUCTORS -- 2.5%
  189,600   ASML Holding N.V.!!...........................................       2,440
  292,300   Fairchild Semiconductor Corporation, Class A!!................       4,142
  253,500   Intergrated Device Technology, Inc.!!.........................       2,416
  121,650   Tektronix, Inc. ..............................................       4,045
                                                                             ---------
                                                                                13,043
                                                                             ---------
            SOFTWARE -- 0.5%
  138,500   McAfee Inc.!!.................................................       2,784
                                                                             ---------
            SPECIALTY STORES -- 4.1%
  162,900   Abercrombie & Fitch Company...................................       5,131
  381,500   Limited Brands................................................       8,504
  103,800   Linens 'N Things, Inc.!!......................................       2,405
  126,100   Sherwin-Williams Company......................................       5,543
                                                                             ---------
                                                                                21,583
                                                                             ---------
            STEEL -- 0.5%
   31,000   Nucor Corporation.............................................       2,832
                                                                             ---------
            TOBACCO -- 0.8%
  103,200   UST Inc. .....................................................       4,155
                                                                             ---------
            TOTAL COMMON STOCKS
              (Cost $416,927).............................................     508,883
                                                                             ---------
PRINCIPAL
 AMOUNT
  (000)
---------
            CONVERTIBLE BONDS AND NOTES -- 0.4%
            HEAVY MACHINERY -- 0.4%
              (Cost $1,742)
$   2,000   Navistar Financial Corporation
              4.750% 04/01/09.............................................       1,970
                                                                             ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations MidCap Value Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)

                                                                               VALUE
 SHARES                                                                        (000)
---------------------------------------------------------------------------------------
            CONVERTIBLE PREFERRED STOCKS -- 0.8%
            CONSUMER SERVICES -- 0.3%
   31,758   Allied Waste Industries, Inc. ................................   $   1,620
                                                                             ---------
            INSURANCE -- 0.5%
   41,600   Hartford Financial Services Group, Inc. ......................       2,533
                                                                             ---------
            TOTAL CONVERTIBLE PREFERRED STOCKS
              (Cost $3,748)...............................................       4,153
                                                                             ---------
 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 1.8%
              (Cost $9,166)
    9,166   Nations Cash Reserves, Capital Class Shares#..................       9,166
                                                                             ---------
            TOTAL INVESTMENTS
              (Cost $431,583*)..................................    100.2%     524,172
                                                                             ---------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (0.2)%    (1,251)
                                                                             ---------
            NET ASSETS..........................................     100.0%  $ 522,921
                                                                             =========

---------------

 *Federal income tax information (see Note 12).

 !!
  Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

ABBREVIATIONS:

ADR  --   American Depository Receipt
LTD  --   Limited

                       SEE NOTES TO FINANCIAL STATEMENTS.
 46

NATIONS FUNDS

Nations SmallCap Value Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            COMMON STOCKS -- 95.9%
            AEROSPACE AND DEFENSE -- 1.3%
  127,000   AAR Corporation!!.............................................   $    1,582
   26,400   MTC Technologies, Inc.!!......................................          729
                                                                             ----------
                                                                                  2,311
            AIRLINES -- 0.4%
   82,550   Northwest Airlines Corporation!!(a)...........................          678
                                                                             ----------
            APPAREL AND TEXTILES -- 3.0%
   50,800   Carter's Inc.!!...............................................        1,407
   82,300   Phillips-Van Heusen Corporation...............................        1,834
   75,200   Quiksilver, Inc.!!............................................        1,911
                                                                             ----------
                                                                                  5,152
                                                                             ----------
            AUTOMOTIVE -- 1.4%
   19,000   Borg Warner Inc. .............................................          823
   78,300   Cooper Tire & Rubber Company..................................        1,579
                                                                             ----------
                                                                                  2,402
                                                                             ----------
            BROADCASTING AND CABLE -- 0.9%
   86,600   Emmis Communications Corporation!!............................        1,564
                                                                             ----------
            CHEMICALS -- BASIC -- 1.9%
  126,200   Hercules, Inc.!!..............................................        1,798
   72,600   Olin Corporation..............................................        1,452
                                                                             ----------
                                                                                  3,250
                                                                             ----------
            CHEMICALS -- SPECIALTY -- 2.6%
  155,000   Crompton Corporation..........................................        1,471
   79,700   Millennium Chemicals Inc.!!...................................        1,690
   34,700   OM Group, Inc.!!..............................................        1,269
                                                                             ----------
                                                                                  4,430
                                                                             ----------
            COMMERCIAL BANKING -- 12.6%
   89,100   BankAtlantic Bancorp, Inc. ...................................        1,632
   85,900   Brookline Bancorp, Inc. ......................................        1,346
  142,000   Cardinal Financial Corporation!!..............................        1,336
   80,400   Colonial BancGroup, Inc. .....................................        1,644
   56,300   Community Bank Systems, Inc. .................................        1,415
  134,636   First Niagara Financial Group, Inc. ..........................        1,801
   39,200   First Republic Bank...........................................        1,804
   50,100   First State Bancorporation....................................        1,580
   55,090   Fulton Financial Corporation..................................        1,179
   55,400   Independent Bank Corporation..................................        1,712
   53,300   Oriental Financial Group Inc. ................................        1,442
   59,400   Prosperity Bancshares, Inc. ..................................        1,587
   56,000   Sterling Bancorp..............................................        1,515
   52,160   Summit Bancshares, Inc.(a)....................................        1,734
                                                                             ----------
                                                                                 21,727
                                                                             ----------
            COMMERCIAL SERVICES -- 4.8%
   52,300   Dycom Industries, Inc.!!......................................        1,485
  210,500   MPS Group, Inc.!!.............................................        1,770
   88,300   United Rentals, Inc.!!........................................        1,403
   72,000   URS Corporation!!.............................................        1,921
   63,900   Watson Wyatt & Company Holdings...............................        1,681
                                                                             ----------
                                                                                  8,260
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            COMPUTER SERVICES -- 1.2%
   98,800   ActivCard Corporation!!.......................................   $      607
   88,900   Internet Security Systems, Inc.!!.............................        1,511
                                                                             ----------
                                                                                  2,118
                                                                             ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 0.3%
   14,400   palmOne, Inc.!!(a)............................................          438
                                                                             ----------
            CONSTRUCTION -- 0.8%
  136,600   Infrasource Services Inc.!!...................................        1,434
                                                                             ----------
            DIVERSIFIED ELECTRONICS -- 1.6%
  137,100   Aeroflex, Inc.!!..............................................        1,449
   75,900   EMS Technologies, Inc.!!......................................        1,309
                                                                             ----------
                                                                                  2,758
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 3.1%
   47,200   Kennametal Inc. ..............................................        2,131
   64,741   Watts Industries, Inc., Class A...............................        1,738
   43,075   York International Corporation................................        1,361
                                                                             ----------
                                                                                  5,230
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 1.0%
   36,200   WPS Resources Corporation.....................................        1,629
                                                                             ----------
            FINANCIAL SERVICES -- 2.7%
   24,500   Affiliated Managers Group, Inc.!!.............................        1,312
   53,300   American Capital Strategies, Ltd.(a)..........................        1,670
  114,400   Apollo Investment Corporation.................................        1,619
                                                                             ----------
                                                                                  4,601
                                                                             ----------
            FOOD AND DRUG STORES -- 1.0%
   68,700   Longs Drug Stores Corporation.................................        1,663
                                                                             ----------
            FOOD PRODUCTS -- 0.8%
  128,100   Del Monte Foods Company!!.....................................        1,344
                                                                             ----------
            HEALTH SERVICES -- 3.7%
   15,000   Molina Healthcare Inc.!!......................................          533
   76,000   Province Healthcare Company!!.................................        1,589
  221,800   Stewart Enterprises, Inc.!!...................................        1,542
   76,900   Symbion Inc.!!................................................        1,238
   42,500   Triad Hospitals, Inc.!!.......................................        1,464
                                                                             ----------
                                                                                  6,366
                                                                             ----------
            HEAVY MACHINERY -- 6.9%
   82,000   Agco Corporation!!............................................        1,855
   42,900   Bucyrus International, Inc.!!.................................        1,441
   76,500   Flowserve Corporation!!.......................................        1,850
   65,500   Gardner Denver Machinery Inc.!!...............................        1,806
   32,700   Joy Global Inc. ..............................................        1,124
   50,000   Manitowoc Company, Inc. ......................................        1,773
   92,500   Paxar Corporation!!...........................................        2,098
                                                                             ----------
                                                                                 11,947
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations SmallCap Value Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            HOUSING AND FURNISHING -- 1.7%
   64,300   Levitt Corporation............................................   $    1,508
   75,800   RPM Inc. .....................................................        1,338
                                                                             ----------
                                                                                  2,846
                                                                             ----------
            INSURANCE -- 4.6%
   55,400   Bristol West Holdings, Inc. ..................................          950
   18,000   Delphi Financial Group, Inc., Class A.........................          723
   58,400   Nymagic Inc. .................................................        1,278
   48,260   Platinum Underwriters Holdings, Ltd. .........................        1,413
   11,000   Stancorp Financial Group Inc. ................................          783
   28,400   Triad Guaranty, Inc.!!........................................        1,576
   25,400   Zenith National Insurance Corporation.........................        1,075
                                                                             ----------
                                                                                  7,798
                                                                             ----------
            LEISURE -- 0.8%
   37,175   Carmike Cinemas Inc. .........................................        1,309
                                                                             ----------
            LODGING AND RECREATION -- 1.8%
  218,000   La Quinta Corporation!!.......................................        1,701
   67,300   Marcus Corporation............................................        1,310
                                                                             ----------
                                                                                  3,011
                                                                             ----------
            METALS AND MINING -- 6.0%
   48,300   Arch Coal, Inc. ..............................................        1,714
   35,641   Carpenter Technology Corporation..............................        1,702
   73,600   Century Aluminum Company!!....................................        2,041
  142,700   Graftech International Ltd.!!.................................        1,991
   46,500   Massey Energy Company.........................................        1,345
   40,300   Steel Dynamics, Inc. .........................................        1,556
                                                                             ----------
                                                                                 10,349
                                                                             ----------
            NATURAL GAS DISTRIBUTION -- 1.8%
   57,300   Atmos Energy Corporation......................................        1,443
   39,800   New Jersey Resources Corporation..............................        1,648
                                                                             ----------
                                                                                  3,091
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.4%
  134,025   Powerwave Technologies, Inc.!!................................          826
  195,300   SonicWALL, Inc.!!.............................................        1,319
   59,300   Watchguard Technologies Inc.!!................................          278
                                                                             ----------
                                                                                  2,423
                                                                             ----------
            OIL AND GAS -- 1.2%
   58,500   Encore Acquisition Company!!..................................        2,018
                                                                             ----------
            OILFIELD SERVICES -- 2.2%
  407,800   Grey Wolf, Inc.!!.............................................        1,994
   50,100   Universal Compression Holdings, Inc.!!........................        1,707
                                                                             ----------
                                                                                  3,701
                                                                             ----------
            PACKAGING AND CONTAINERS -- 1.1%
  177,000   Crown Holdings, Inc.!!........................................        1,825
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            RAILROADS, TRUCKING AND SHIPPING -- 4.0%
   63,300   GATX Corporation..............................................   $    1,688
  111,700   Laidlaw International Inc.!!..................................        1,837
   51,900   Overnite Corporation..........................................        1,631
   35,900   Ryder System, Inc. ...........................................        1,689
                                                                             ----------
                                                                                  6,845
                                                                             ----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 7.3%
   76,500   BioMed Realty Trust, Inc. ....................................        1,346
   43,800   Brandywine Realty Trust.......................................        1,247
  204,300   Equity Inns Inc. .............................................        2,018
   88,700   LTC Properties, Inc.(a).......................................        1,587
  135,500   Omega Healthcare Investors, Inc. .............................        1,458
   42,100   Prentiss Properties Trust.....................................        1,516
   33,400   SL Green Realty Corporation...................................        1,730
   40,400   Tanger Factory Outlet Centers, Inc. ..........................        1,809
                                                                             ----------
                                                                                 12,711
                                                                             ----------
            RESTAURANTS -- 1.0%
   60,500   Ruby Tuesday, Inc. ...........................................        1,686
                                                                             ----------
            RETAIL -- SPECIALTY -- 2.0%
   46,400   Stage Stores, Inc.!!..........................................        1,588
   57,600   The Finish Line Inc. .........................................        1,781
                                                                             ----------
                                                                                  3,369
                                                                             ----------
            SEMICONDUCTORS -- 3.2%
   46,200   Coherent, Inc.!!..............................................        1,198
  152,800   Cypress Semiconductor Corporation!!...........................        1,351
    9,161   Electro Scientific Industries, Inc.!!.........................          159
  104,400   Fairchild Semiconductor Corporation, Class A!!................        1,480
   96,000   OmniVision Technologies, Inc.!!(a)............................        1,358
                                                                             ----------
                                                                                  5,546
                                                                             ----------
            SPECIALTY STORES -- 2.8%
   52,500   BJ's Wholesale Club, Inc.!!...................................        1,435
   34,600   Regis Corporation.............................................        1,392
   48,500   School Specialty, Inc.!!......................................        1,911
                                                                             ----------
                                                                                  4,738
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 1.0%
  219,700   Alamosa Holdings, Inc.!!......................................        1,679
                                                                             ----------
            TOTAL COMMON STOCKS
              (Cost $133,225).............................................      164,247
                                                                             ----------
 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 7.6%
              (Cost $13,069)
   13,069   Nations Cash Reserves, Capital Class Shares#..................       13,069
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 48

NATIONS FUNDS

Nations SmallCap Value Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


 SHARES                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NON-AFFILIATED INVESTMENT COMPANIES -- 1.1%
              (Cost $1,385)
       13   Biotech HOLDRs Trust(a).......................................   $    1,842
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $147,679*)..................................     104.6%     179,158
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (4.6)%     (7,929)
                                                                             ----------
            NET ASSETS..........................................     100.0%  $  171,229
                                                                             ==========

---------------

 *Federal income tax information (see Note 12).

 !!
  Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $5,146.

(a)
  All or portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004, is $4,084 and $4,969, respectively.

ABBREVIATIONS:

LTD  --   Limited

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Marsico Growth Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                              VALUE
                                                                              (000)
--------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 99.9%
            Investment in Nations Master Investment Trust, Marsico
              Growth Master Portfolio*..................................   $1,440,669
                                                                           ----------
            TOTAL INVESTMENTS.................................      99.9%   1,440,669
                                                                           ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...............................       0.1%         876
                                                                           ----------
            NET ASSETS........................................     100.0%  $1,441,545
                                                                           ==========

---------------

 * The financial statements of the Marsico Growth Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Marsico Growth Fund's financial statements.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 50

NATIONS FUNDS

Nations Strategic Growth Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                              VALUE
                                                                              (000)
--------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 100.1%
            Investment in Nations Master Investment Trust, Strategic
              Growth Master Portfolio*..................................   $1,629,644
                                                                           ----------
            TOTAL INVESTMENTS.................................     100.1%   1,629,644
                                                                           ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...............................      (0.1)%     (1,427)
                                                                           ----------
            NET ASSETS........................................     100.0%  $1,628,217
                                                                           ==========

---------------

 * The financial statements of the Strategic Growth Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Strategic Growth Fund's financial statements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Marsico Focused Equities Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                              VALUE
                                                                              (000)
--------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 100.0%
            Investment in Nations Master Investment Trust, Marsico
              Focused Equities Master Portfolio*........................   $2,583,659
                                                                           ----------
            TOTAL INVESTMENTS.................................     100.0%   2,583,659
                                                                           ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...............................      (0.0)%       (484)
                                                                           ----------
            NET ASSETS........................................     100.0%  $2,583,175
                                                                           ==========

---------------

 * The financial statements of the Marsico Focused Equities Master
   Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Marsico Focused Equities Fund's financial statements.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 52

NATIONS FUNDS

Nations MidCap Growth Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          COMMON STOCKS -- 97.9%
          AEROSPACE AND DEFENSE -- 1.3%
147,850   Rockwell Collins, Inc. .......................................   $  5,491
                                                                           --------
          AIRLINES -- 0.8%
118,900   Ryanair Holdings plc, ADR!!(a)................................      3,472
                                                                           --------
          APPAREL AND TEXTILES -- 1.9%
132,850   Coach, Inc.!!.................................................      5,635
 49,150   Columbia Sportswear Company!!.................................      2,679
                                                                           --------
                                                                              8,314
                                                                           --------
          AUTOMOTIVE -- 0.7%
 70,625   Autoliv, Inc. ................................................      2,853
                                                                           --------
          BROADCASTING AND CABLE -- 3.8%
 99,700   Entercom Communications Corporation!!.........................      3,256
112,040   The E.W. Scripps Company, Class A.............................      5,353
146,309   Univision Communications, Inc., Class A!!.....................      4,625
110,051   XM Satellite Radio Holdings Inc., Class A!!(a)................      3,414
                                                                           --------
                                                                             16,648
                                                                           --------
          BUILDING MATERIALS -- 0.8%
 89,325   American Standard Companies Inc.!!............................      3,476
                                                                           --------
          CHEMICALS -- BASIC -- 0.8%
117,224   Ecolab, Inc. .................................................      3,686
                                                                           --------
          CHEMICALS -- SPECIALTY -- 0.8%
147,850   Airgas, Inc. .................................................      3,559
                                                                           --------
          COMMERCIAL BANKING -- 1.6%
 40,900   City National Corporation.....................................      2,656
 55,625   Marshall and Ilsley Corporation...............................      2,242
 36,290   Zions Bancorporation..........................................      2,215
                                                                           --------
                                                                              7,113
                                                                           --------
          COMMERCIAL SERVICES -- 2.8%
107,675   CDW Corporation...............................................      6,248
 46,850   Fiserv, Inc.!!................................................      1,633
177,100   Robert Half International Inc. ...............................      4,564
                                                                           --------
                                                                             12,445
                                                                           --------
          COMPUTER SERVICES -- 3.7%
145,425   Accenture Ltd.!!..............................................      3,934
 83,525   Affiliated Computer Services, Inc., Class A!!.................      4,650
257,306   Cognizant Technology Solutions Corporation!!..................      7,850
                                                                           --------
                                                                             16,434
                                                                           --------
          COMPUTERS AND OFFICE EQUIPMENT -- 2.2%
 48,050   Lexmark International, Inc.!!.................................      4,037
238,300   Network Appliance, Inc.!!.....................................      5,481
                                                                           --------
                                                                              9,518
                                                                           --------

                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          CONSTRUCTION -- 0.9%
100,575   Jacobs Engineering Group Inc.!!...............................   $  3,851
                                                                           --------
          CONSUMER SERVICES -- 0.3%
 74,925   Netflix Inc.!!(a).............................................      1,155
                                                                           --------
          DEPARTMENT AND DISCOUNT STORES -- 1.2%
251,950   Dollar General Corporation....................................      5,077
                                                                           --------
          DIVERSIFIED ELECTRONICS -- 3.9%
186,812   Amphenol Corporation, Class A!!...............................      6,400
124,969   Harris Corporation............................................      6,866
314,480   Symbol Technologies, Inc. ....................................      3,975
                                                                           --------
                                                                             17,241
                                                                           --------
          EDUCATION -- 0.8%
127,400   Career Education Corporation!!................................      3,622
                                                                           --------
          EXPLORATION AND PRODUCTION -- 0.7%
 49,079   EOG Resources, Inc. ..........................................      3,232
                                                                           --------
          FINANCE -- MISCELLANEOUS -- 0.5%
 43,025   H & R Block, Inc. ............................................      2,126
                                                                           --------
          FINANCIAL SERVICES -- 1.3%
102,449   Affiliated Managers Group, Inc.!!(a)..........................      5,485
                                                                           --------
          FOOD PRODUCTS -- 2.3%
 75,200   Corn Products International, Inc. ............................      3,467
192,300   McCormick and Company, Inc. ..................................      6,603
                                                                           --------
                                                                             10,070
                                                                           --------
          HEALTH SERVICES -- 7.6%
104,025   Biogen Idec Inc.!!............................................      6,364
265,844   Health Management Associates, Inc., Class A...................      5,431
110,325   Health Net Inc.!!.............................................      2,727
120,950   Lincare Holdings Inc.!!.......................................      3,593
 71,500   Quest Diagnostics Inc. .......................................      6,308
 91,156   Stericycle, Inc.!!............................................      4,184
232,450   VCA Antech, Inc.!!............................................      4,795
                                                                           --------
                                                                             33,402
                                                                           --------
          HEAVY MACHINERY -- 0.7%
 85,400   Navistar International Corporation!!..........................      3,176
                                                                           --------
          HOUSING AND FURNISHING -- 2.5%
 70,275   Mohawk Industries Inc.!!......................................      5,579
 57,325   The Ryland Group, Inc. .......................................      5,312
                                                                           --------
                                                                             10,891
                                                                           --------
          INSURANCE -- 1.8%
115,789   Endurance Specialty Holdings Ltd. ............................      3,723
 98,300   The PMI Group, Inc. ..........................................      3,989
                                                                           --------
                                                                              7,712
                                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations MidCap Growth Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          INTEGRATED OIL -- 0.8%
 66,117   Apache Corporation............................................   $  3,313
                                                                           --------
          INVESTMENT SERVICES -- 1.3%
107,949   Legg Mason, Inc. .............................................      5,750
                                                                           --------
          LODGING AND RECREATION -- 3.0%
 63,350   Harrah's Entertainment, Inc. .................................      3,356
 73,900   International Game Technology.................................      2,657
157,956   Starwood Hotels & Resorts Worldwide, Inc. ....................      7,332
                                                                           --------
                                                                             13,345
                                                                           --------
          MEDICAL DEVICES AND SUPPLIES -- 7.0%
144,850   DENTSPLY International Inc. ..................................      7,524
 42,900   Invitrogen Corporation!!......................................      2,359
 73,533   Kinetic Concepts, Inc.!!......................................      3,864
136,000   Respironics, Inc.!!...........................................      7,268
119,725   Zimmer Holdings, Inc.!!.......................................      9,463
                                                                           --------
                                                                             30,478
                                                                           --------
          METALS AND MINING -- 0.7%
 72,500   Freeport-McMoran Copper & Gold, Inc., Class B.................      2,936
                                                                           --------
          NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 2.2%
120,050   ADTRAN, Inc. .................................................      2,723
142,725   Juniper Networks, Inc.!!......................................      3,368
224,200   Tekelec!!.....................................................      3,740
                                                                           --------
                                                                              9,831
                                                                           --------
          OILFIELD SERVICES -- 4.2%
 81,875   BJ Services Company...........................................      4,291
 84,750   ENSCO International Inc. .....................................      2,769
142,350   Grant Prideco, Inc.!!.........................................      2,917
 96,971   Nabors Industries, Ltd.!!.....................................      4,591
 66,017   Smith International, Inc.!!...................................      4,009
                                                                           --------
                                                                             18,577
                                                                           --------
          PHARMACEUTICALS -- 7.6%
 51,775   Allergan, Inc. ...............................................      3,756
 45,875   AmerisourceBergen Corporation.................................      2,464
114,711   Barr Laboratories, Inc.!!.....................................      4,753
221,625   Endo Pharmaceuticals Holdings Inc.!!..........................      4,069
 91,351   Express Scripts, Inc.!!.......................................      5,970
 49,925   Genzyme Corporation!!.........................................      2,716
 72,450   Gilead Sciences, Inc.!!.......................................      2,708
 21,600   Martek Biosciences Corporation!!..............................      1,051
 48,525   OSI Pharmaceuticals, Inc.!!...................................      2,982
145,425   Protein Design Labs, Inc.!!...................................      2,847
                                                                           --------
                                                                             33,316
                                                                           --------
          RAILROADS, TRUCKING AND SHIPPING -- 1.5%
127,620   Expeditors International of Washington, Inc. .................      6,598
                                                                           --------

                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          RESTAURANTS -- 3.3%
115,550   Starbucks Corporation!!.......................................   $  5,253
132,747   The Cheesecake Factory, Inc.!!................................      5,761
 89,350   Yum! Brands, Inc. ............................................      3,633
                                                                           --------
                                                                             14,647
                                                                           --------
          SEMICONDUCTORS -- 8.2%
 85,550   Cymer, Inc.!!.................................................      2,452
 91,925   KLA-Tencor Corporation!!......................................      3,813
151,975   Lam Research Corporation!!....................................      3,325
108,788   Linear Technology Corporation.................................      3,942
264,300   Marvell Technology Group Ltd.!!...............................      6,906
 91,373   Maxim Integrated Products, Inc. ..............................      3,864
182,775   Microchip Technology Inc. ....................................      4,906
197,450   National Semiconductor Corporation!!..........................      3,059
201,200   PerkinElmer, Inc. ............................................      3,465
                                                                           --------
                                                                             35,732
                                                                           --------
          SOFTWARE -- 6.2%
 78,875   Adobe Systems Inc. ...........................................      3,902
208,671   Citrix Systems, Inc.!!........................................      3,656
 72,800   Electronic Arts Inc.!!........................................      3,348
 75,250   Hyperion Solutions Corporation!!..............................      2,558
355,378   Quest Software, Inc.!!........................................      3,952
 55,700   Red Hat, Inc.!!...............................................        682
137,325   Symantec Corporation!!........................................      7,536
 84,225   VERITAS Software Corporation!!................................      1,499
                                                                           --------
                                                                             27,133
                                                                           --------
          SPECIALTY STORES -- 5.2%
128,658   Bed Bath & Beyond Inc.!!......................................      4,774
209,925   Limited Brands................................................      4,679
197,075   Staples, Inc. ................................................      5,877
109,786   Tiffany & Company.............................................      3,375
188,150   TJX Companies, Inc. ..........................................      4,147
                                                                           --------
                                                                             22,852
                                                                           --------
          TELECOMMUNICATIONS SERVICES -- 1.0%
285,875   Crown Castle International Corporation!!......................      4,254
                                                                           --------
          TOTAL COMMON STOCKS
            (Cost $337,748).............................................    428,811
                                                                           --------
SHARES
 (000)
-------
          AFFILIATED INVESTMENT COMPANIES -- 4.2%
            (Cost $18,468)
 18,468   Nations Cash Reserves, Capital Class Shares#..................     18,468
                                                                           --------
          TOTAL INVESTMENTS
            (Cost $356,216*)..................................     102.1%   447,279
                                                                           --------
          TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (2.1)%   (9,016)
                                                                           --------
          NET ASSETS..........................................     100.0%  $438,263
                                                                           ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 54

NATIONS FUNDS

Nations MidCap Growth Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


---------------

 *Federal income tax information (see Note 12).

 !!
  Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $7,829.

(a)
  All or portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004, is $9,323 and $7,482, respectively.

ABBREVIATIONS:

ADR  --   American Depository Receipt
LTD  --   Limited

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Marsico 21st Century Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            COMMON STOCKS -- 97.7%
            APPAREL AND TEXTILES -- 0.9%
   48,029   Polo Ralph Lauren Corporation.................................   $  1,747
                                                                             --------
            BROADCASTING AND CABLE -- 0.7%
   87,995   Cumulus Media Inc., Class A!!.................................      1,266
                                                                             --------
            CHEMICALS -- SPECIALTY -- 1.8%
   95,736   Monsanto Company..............................................      3,487
                                                                             --------
            COMMERCIAL BANKING -- 3.0%
  202,611   South Financial Group, Inc. ..................................      5,714
                                                                             --------
            COMMERCIAL SERVICES -- 2.8%
   58,633   eBay Inc.!!...................................................      5,391
                                                                             --------
            COMPUTERS AND OFFICE EQUIPMENT -- 2.9%
  152,954   Dell Inc.!!...................................................      5,445
                                                                             --------
            CONSUMER CREDIT AND MORTGAGES -- 5.2%
  249,910   Countrywide Financial Corporation.............................      9,844
                                                                             --------
            DIVERSIFIED ELECTRONICS -- 5.8%
   62,255   Harman International Industries, Inc. ........................      6,708
   10,990   Samsung Electronics Company, Ltd. ............................      4,371
                                                                             --------
                                                                               11,079
                                                                             --------
            FINANCE -- MISCELLANEOUS -- 6.1%
   25,632   Moody's Corporation...........................................      1,878
   10,886   The Chicago Mercantile Exchange...............................      1,756
  207,083   UCBH Holdings Inc. ...........................................      8,090
                                                                             --------
                                                                               11,724
                                                                             --------
            FOOD AND DRUG STORES -- 2.2%
   49,731   Whole Foods Market, Inc. .....................................      4,266
                                                                             --------
            HEALTH SERVICES -- 3.7%
   95,847   UnitedHealth Group Inc. ......................................      7,068
                                                                             --------
            HEAVY MACHINERY -- 3.0%
   48,641   Caterpillar Inc. .............................................      3,913
   54,786   Joy Global Inc. ..............................................      1,884
                                                                             --------
                                                                                5,797
                                                                             --------
            HOUSEHOLD PRODUCTS -- 1.4%
   48,643   Procter & Gamble Company......................................      2,633
                                                                             --------

                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            HOUSING AND FURNISHING -- 2.0%
  162,205   WCI Communities, Inc.!!.......................................   $  3,779
                                                                             --------
            INVESTMENT SERVICES -- 5.0%
   95,598   J.P. Morgan Chase & Company...................................      3,798
  165,459   Jefferies Group, Inc. ........................................      5,703
                                                                             --------
                                                                                9,501
                                                                             --------
            LODGING AND RECREATION -- 13.1%
  134,720   Brunswick Corporation.........................................      6,164
   44,412   Four Seasons Hotels Inc. .....................................      2,847
4,368,512   Shangri-La Asia Ltd.@.........................................      4,706
   80,714   WMS Industries, Inc.!!(a).....................................      2,074
  176,558   Wynn Resorts, Ltd.!!..........................................      9,125
                                                                             --------
                                                                               24,916
                                                                             --------
            MEDIA -- 0.9%
  452,049   EMI Group plc.................................................      1,806
                                                                             --------
            MEDICAL DEVICES AND SUPPLIES -- 2.7%
  205,924   Wright Medical Group, Inc.!!..................................      5,173
                                                                             --------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 4.5%
  220,276   QUALCOMM Inc. ................................................      8,600
                                                                             --------
            PHARMACEUTICALS -- 2.9%
  106,780   Genentech, Inc.!!.............................................      5,597
                                                                             --------
            PUBLISHING AND ADVERTISING -- 2.5%
   85,781   Getty Images, Inc.!!..........................................      4,744
                                                                             --------
            RAILROADS, TRUCKING AND SHIPPING -- 2.6%
   58,326   FedEx Corporation.............................................      4,998
                                                                             --------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 4.3%
  545,530   Government Properties Trust, Inc. ............................      5,182
   48,187   Redwood Trust, Inc.(a)........................................      3,008
                                                                             --------
                                                                                8,190
                                                                             --------
            RECREATION -- 4.3%
  190,241   Royal Caribbean Cruises Ltd. .................................      8,295
                                                                             --------
            SOFTWARE -- 2.4%
   99,330   Electronic Arts Inc.!!........................................      4,568
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 56

NATIONS FUNDS

Nations Marsico 21st Century Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            SPECIALTY STORES -- 8.0%
   96,907   Amazon.com, Inc.!!............................................   $  3,960
   87,017   Best Buy Company, Inc. .......................................      4,720
  229,326   PETsMart, Inc. ...............................................      6,510
                                                                             --------
                                                                               15,190
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 3.0%
  319,854   Crown Castle International Corporation!!......................      4,760
   40,803   JAMDAT Mobile Inc. ...........................................        941
                                                                             --------
                                                                                5,701
                                                                             --------
            TOTAL COMMON STOCKS
              (Cost $165,541).............................................    186,519
                                                                             --------
 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 6.3%
              (Cost $12,079)
   12,079   Nations Cash Reserves, Capital Class Shares#..................     12,079
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $177,620*)..................................     104.0%   198,598
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (4.0)%   (7,575)
                                                                             --------
            NET ASSETS..........................................             $191,023
                                                                     100.0%  ========

---------------

 *Federal income tax information (see Note 12).

 !!
  Non-income producing security.

 @Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $4,550.

(a)
  All or portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004, is $3,750 and $4,530, respectively.

ABBREVIATIONS:

LTD  --   Limited

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Small Company Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                      VALUE
                                                      (000)
-------------------------------------------------------------
            INVESTMENT COMPANIES -- 100.2%
            Investment in Nations Master
            Investment
             Trust, Small Company Master
             Portfolio*...........................   $575,959
                                                     --------
            TOTAL INVESTMENTS...........     100.2%   575,959
                                                     --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET).........      (0.2)%   (1,016)
                                                     --------
            NET ASSETS..................     100.0%  $574,943
                                                     ========

---------------

 * The financial statements of the Small Company Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Small Company Fund's financial statements.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 58

                      [This page intentionally left blank]

NATIONS FUNDS


  STATEMENTS OF ASSETS AND LIABILITIES                           (UNAUDITED)


September 30, 2004

                                                    CONVERTIBLE             ASSET                                    MIDCAP
                                                    SECURITIES           ALLOCATION              VALUE                VALUE
---------------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
ASSETS:
Non-affiliated investments, at cost..........    $       1,360,614    $         153,362    $       1,260,413    $         422,417
Affiliated investments, at cost..............              266,942               21,274               23,709                9,166
                                                 -----------------    -----------------    -----------------    -----------------
Non-affiliated investments, at value.........            1,499,957              180,110            1,456,539              515,006
Affiliated investments, at value.............              266,942               21,563               23,709                9,166
Cash.........................................                   --                    1                   --                   --
Unrealized appreciation on forward foreign
  exchange contracts.........................                   --                   --                   --                   --
Receivable for investment securities sold....                6,687                   --               13,556                   --
Receivable for Fund shares sold..............                  971                   26                2,335                   --
Dividends receivable.........................                  468                  184                3,371                  896
Interest receivable..........................                7,434                  538                   --                   48
Receivable for variation margin..............                   --                    3                   --                   --
                                                 -----------------    -----------------    -----------------    -----------------
    Total assets.............................            1,782,459              202,425            1,499,510              525,116
                                                 -----------------    -----------------    -----------------    -----------------
LIABILITIES:
Unrealized depreciation on forward foreign
  exchange contracts.........................                   --                   --                   --                   --
Collateral on securities loaned..............             (246,132)                (311)                 (28)                  --
Investment advisory fee payable..............                 (811)                 (76)                (727)                (275)
Administration fee payable...................                 (287)                 (34)                (157)                 (97)
Shareholder servicing and distribution fees
  payable....................................                 (259)                 (69)                (130)                  (5)
Due to custodian.............................                 (679)                  --                   --                 (696)
Payable for variation margin.................                   --                   (9)                  --                   --
Payable for investment securities
  purchased..................................              (10,925)             (16,631)             (22,198)              (1,006)
Payable for Fund shares redeemed.............               (1,987)                (218)              (1,843)                  --
Accrued Trustees' fees and expenses..........                  (85)                 (82)                (144)                 (22)
Accrued expenses and other liabilities.......                 (238)                (162)                (178)                 (94)
                                                 -----------------    -----------------    -----------------    -----------------
    Total liabilities........................             (261,403)             (17,592)             (25,405)              (2,195)
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS...................................    $       1,521,056    $         184,833    $       1,474,105    $         522,921
                                                 =================    =================    =================    =================
NET ASSETS CONSIST OF:
Undistributed net investment
  income/(distributions in excess of net
  investment income).........................    $           1,659    $              72    $           1,031    $              86
Accumulated net realized gain/(loss) on
  investments................................               11,990              (41,498)             (52,811)              14,436
Unrealized appreciation/(depreciation) on:
  Investments................................              139,343               27,037              196,126               92,589
  Futures contracts..........................                   --                   42                   --                   --
  Foreign currency translations..............                   --                   --                   --                   --
Paid-in capital..............................            1,368,064              199,180            1,329,759              415,810
                                                 -----------------    -----------------    -----------------    -----------------
NET ASSETS...................................    $       1,521,056    $         184,833    $       1,474,105    $         522,921
                                                 =================    =================    =================    =================
PRIMARY A SHARES:
Net assets...................................    $     928,696,237    $      24,117,897    $   1,147,409,154    $     509,918,986
Number of shares outstanding.................           54,171,355            1,205,980           96,975,365           40,261,006
Net asset value and redemption price per
  share......................................    $           17.14    $           20.00    $           11.83    $           12.67
INVESTOR A SHARES:
Net assets...................................    $     378,938,733    $     107,262,986    $     226,736,124    $       8,501,176
Number of shares outstanding.................           22,099,947            5,356,071           19,188,208              672,056
Net asset value and redemption price per
  share......................................    $           17.15    $           20.03    $           11.82    $           12.65
Maximum sales charge.........................                5.75%                5.75%                5.75%                5.75%
Maximum offering price per share.............    $           18.20    $           21.25    $           12.54    $           13.42
INVESTOR B SHARES:
Net assets...................................    $     147,235,230    $      51,033,673    $      81,109,767    $       3,714,613
Number of shares outstanding.................            8,678,822            2,568,450            7,050,496              295,696
Net asset value and redemption price per
  share&.....................................    $           16.96    $           19.87    $           11.50    $           12.56
INVESTOR C SHARES:
Net assets...................................    $      66,185,719    $       2,418,086    $      18,850,138    $         785,893
Number of shares outstanding.................            3,862,742              121,797            1,639,327               62,380
Net asset value and redemption price per
  share&.....................................    $           17.13    $           19.85    $           11.50    $           12.60

---------------

& The redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 60

NATIONS FUNDS



  STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)               (UNAUDITED)




        SMALLCAP                                STRATEGIC            FOCUSED             MIDCAP               21ST
          VALUE              GROWTH              GROWTH             EQUITIES             GROWTH              CENTURY
-------------------------------------------------------------------------------------------------------------------------


    $         134,610   $       1,152,402   $       1,671,920   $       2,059,278   $         337,748   $         165,541
               13,069                  --                  --                  --              18,468              12,079
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
              166,089           1,440,669           1,629,644           2,583,659             428,811             186,519
               13,069                  --                  --                  --              18,468              12,079
                   --                  --                  --                  --                  --               1,002

                   --                  --                  --                  --                  --                  44
                  354                  --                  --                  --                  --               8,147
                   --               4,389                 399               5,116                 329                  --
                  215                  --                  --                  --                  80                 248
                   --                  --                  --                  --                   3                  --
                   --                  --                  --                  --                  --                  --
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
              179,727           1,445,058           1,630,043           2,588,775             447,691             208,039
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------


                   --                  --                  --                  --                  --                (111)
               (5,146)                 --                  --                  --              (7,829)             (4,550)
                 (123)                 --                  --                  --                (234)               (113)
                  (28)               (149)               (242)               (272)                (83)                (35)

                   (2)               (463)               (110)               (940)                (24)                (64)
                 (207)                 --                  --                  --                  --                  --
                   --                  --                  --                  --                  --                  --

               (2,892)                 --                  --                  --                  --             (12,009)
                   --              (2,465)             (1,112)             (3,994)             (1,052)                 --
                  (24)               (168)                (76)                (48)                (72)                (39)
                  (76)               (268)               (286)               (346)               (134)                (95)
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
               (8,498)             (3,513)             (1,826)             (5,600)             (9,428)            (17,016)
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
    $         171,229   $       1,441,545   $       1,628,217   $       2,583,175   $         438,263   $         191,023
    =================   =================   =================   =================   =================   =================



    $              (6)  $          (3,074)  $           6,144   $          (8,576)  $          (1,488)  $            (466)

                5,082            (233,665)           (337,495)           (624,409)           (223,628)            (21,706)

               31,479             288,267             (42,276)            524,381              91,063              20,978
                   --                  --                  --                  --                  --                  --
                   --                  --                  --                  --                  --                 (67)
              134,674           1,390,017           2,001,844           2,691,779             572,316             192,284
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
    $         171,229   $       1,441,545   $       1,628,217   $       2,583,175   $         438,263   $         191,023
    =================   =================   =================   =================   =================   =================

    $     165,159,694   $     405,561,852   $   1,354,298,444   $     668,544,560   $     393,061,406   $      62,651,215
           14,070,750          25,179,412         119,147,013          40,002,340          34,963,088           6,423,253

    $           11.74   $           16.11   $           11.37   $           16.71   $           11.24   $            9.75

    $       4,286,194   $     627,437,773   $     218,520,989   $   1,036,251,839   $      20,406,754   $      62,671,816
              366,955          39,397,192          19,300,369          62,785,897           1,893,931           6,500,743

    $           11.68   $           15.93   $           11.32   $           16.50   $           10.77   $            9.64
                5.75%               5.75%               5.75%               5.75%               5.75%               5.75%
    $           12.39   $           16.90   $           12.01   $           17.51   $           11.43   $           10.23

    $       1,446,990   $     187,564,610   $      39,724,684   $     525,350,317   $      23,273,596   $      47,710,997
              125,800          12,359,374           3,630,163          33,359,119           2,437,312           5,119,051

    $           11.50   $           15.18   $           10.94   $           15.75   $            9.55   $            9.32

    $         336,045   $     220,980,816   $      15,672,758   $     353,027,998   $       1,521,260   $      17,988,630
               29,239          14,541,325           1,431,548          22,350,375             158,385           1,930,272

    $           11.49   $           15.20   $           10.95   $           15.80   $            9.60   $            9.32

           SMALL
          COMPANY
     -----------------


     $         453,539
                    --
     -----------------
               575,959
                    --
                    --

                    --
                    --
                   302
                    --
                    --
                    --
     -----------------
               576,261
     -----------------


                    --
                    --
                   (51)
                    --

                   (44)
                    --
                    --

                    --
                  (963)
                   (48)
                  (212)
     -----------------
                (1,318)
     -----------------
     $         574,943
     =================



     $          (2,833)

               (63,901)

               122,420
                    --
                    --
               519,257
     -----------------
     $         574,943
     =================

     $     422,367,957
            29,264,413

     $           14.43

     $     131,751,051
             9,328,489

     $           14.12
                 5.75%
     $           14.98

     $      16,750,260
             1,258,788

     $           13.31

     $       4,073,911
               301,945

     $           13.49

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS



  STATEMENTS OF OPERATIONS                                       (UNAUDITED)


For the six months ended September 30, 2004

                                                       CONVERTIBLE            ASSET                                   MIDCAP
                                                        SECURITIES          ALLOCATION            VALUE               VALUE
---------------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest.........................................     $       16,079      $        1,196      $           --      $          157
Dividends (Net of foreign withholding taxes of
 $0, $0, $4, $3, $0, $0, $0, $0, $0, $14 and $0,
 respectively)...................................             11,764               1,216              17,089               4,634
Dividend income from affiliated funds............                 65                  96                 135                  53
Securities lending...............................                230                   1                  10                  --
Allocated from Portfolio:
Interest+........................................                 --                  --                  --                  --
Dividends (Net of foreign withholding taxes of
 $0, $0, $0, $0, $0, $69, $17, $171, $0, $0 and
 $3, respectively)+..............................                 --                  --                  --                  --
Dividend income from affiliated funds+...........                 --                  --                  --                  --
Securities lending+..............................                 --                  --                  --                  --
Expenses+........................................                 --                  --                  --                  --
                                                      --------------      --------------      --------------      --------------
   Total investment income.......................             28,138               2,509              17,234               4,844
                                                      --------------      --------------      --------------      --------------
EXPENSES:
Investment advisory fee..........................              4,948                 570               4,687               1,633
Administration fee...............................              1,751                 209               1,658                 577
Transfer agent fees..............................                249                  32                 202                  71
Custodian fees...................................                 53                  12                  45                  20
Legal and audit fees.............................                 49                  44                  48                  46
Registration and filing fees.....................                 30                  20                  31                  18
Trustees' fees and expenses......................                 12                  12                  12                  12
Interest expense.................................                  2                  --*                 --                   1
Printing expense.................................                 88                  92                  53                  36
Other............................................                 23                   4                  16                   6
Non-recurring costs (see Note 15)................                282                  --                 267                  --
Cost assumed by Bank of America Corporation (see
 Note 15)........................................               (282)                 --                (267)                 --
                                                      --------------      --------------      --------------      --------------
   Subtotal......................................              7,205                 995               6,752               2,420
Shareholder servicing and distribution fees:
 Investor A Shares...............................                475                 133                 273                  10
 Investor B Shares...............................                746                 284                 417                  18
 Investor C Shares...............................                349                  12                 117                   4
                                                      --------------      --------------      --------------      --------------
   Total expenses................................              8,775               1,424               7,559               2,452
Fees waived by investment adviser and/or
 administrator (see Note 3)......................                 --                 (95)             (1,082)                 --
Fees reduced by credits allowed by the custodian
 (see Note 3)....................................                 (1)                 --*                 --*                 --*
                                                      --------------      --------------      --------------      --------------
   Net expenses..................................              8,774               1,329               6,477               2,452
                                                      --------------      --------------      --------------      --------------
NET INVESTMENT INCOME/(LOSS).....................             19,364               1,180              10,757               2,392
                                                      --------------      --------------      --------------      --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
 INVESTMENTS:
Net realized gain/(loss) from:
 Security transactions...........................             23,083               5,284               8,162              16,126
 Written options.................................                 --                  (8)                 --                  --
 Futures contracts...............................                 --                  17                  --                  --
 Swap contracts..................................                 --                  13                  --                  --
 Net increase from payments by affiliates and net
   realized gain/(loss) on the disposal of
   investments in violation of restrictions (see
   Note 3).......................................                 --                 118                  --                 495
 Foreign currency and other net assets...........                 --                  --                  --                  --
 Allocated from Portfolio:
 Security transactions+..........................                 --                  --                  --                  --
 Foreign currency and other net assets+..........                 --                  --                  --                  --
 Net increase from payments by affiliates and net
   realized gain/(loss) on the disposal of
   investments in violation of restrictions (see
   Note 3)+......................................                 --                  --                  --                  --
                                                      --------------      --------------      --------------      --------------
Net realized gain/(loss) on investments..........             23,083               5,424               8,162              16,621
                                                      --------------      --------------      --------------      --------------
Change in unrealized appreciation/(depreciation)
 of:
 Securities (see Note 13)........................            (40,268)             (7,206)            (10,030)             (1,997)
 Written options.................................                 --                  --                  --                  --
 Futures contracts...............................                 --                 (18)                 --                  --
 Swap contracts..................................                 --                   2                  --                  --
 Foreign currency and other net assets...........                 --                  --                  --                  --
 Securities allocated from Portfolio (see Note
   13)+..........................................                 --                  --                  --                  --
                                                      --------------      --------------      --------------      --------------
Net change in unrealized
 appreciation/(depreciation) of investments......            (40,268)             (7,222)            (10,030)             (1,997)
                                                      --------------      --------------      --------------      --------------
Net realized and unrealized gain/(loss) on
 investments.....................................            (17,185)             (1,798)             (1,868)             14,624
                                                      --------------      --------------      --------------      --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.................................     $        2,179      $         (618)     $        8,889      $       17,016
                                                      ==============      ==============      ==============      ==============

---------------

 *Amount represents less than $500.

+ Allocated from Growth Master Portfolio, Strategic Growth Master Portfolio,
  Focused Equities Master Portfolio and Small Company Master Portfolio, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 62

NATIONS FUNDS



  STATEMENTS OF OPERATIONS (CONTINUED)                           (UNAUDITED)




        SMALLCAP                             STRATEGIC           FOCUSED             MIDCAP              21ST
         VALUE              GROWTH             GROWTH            EQUITIES            GROWTH            CENTURY
-------------------------------------------------------------------------------------------------------------------


     $           --     $           --     $           --     $           --     $           --     $           --


                979                 --                 --                 --                921                853
                 26                 --                 --                 --                 35                 34
                 16                 --                 --                 --                 18                 29

                 --                586                 --                 --                 --                 --


                 --              6,197             11,927             11,875                 --                 --
                 --                205                132                379                 --                 --
                 --                  5                 54                 --                 --                 --
                 --             (5,758)            (6,128)           (11,071)                --                 --
     --------------     --------------     --------------     --------------     --------------     --------------
              1,021              1,235              5,985              1,183                974                916
     --------------     --------------     --------------     --------------     --------------     --------------

                705                 --                 --                 --              1,536                619
                180                864              1,546              1,664                543                190
                 30                428                273                914                 80                 36
                  9                 --                 --                 --                 18                 13
                 46                 40                 43                 44                 45                 46
                 17                 30                 47                 41                 24                 22
                 12                  5                  5                  5                 12                 12
                 --*                --                 --                 --                 --*                --
                 31                 98                 52                213                 39                 36
                  2                  6                 12                 10                  7                  5
                 --                246                318                473                 --                 --

                 --               (246)              (318)              (473)                --                 --
     --------------     --------------     --------------     --------------     --------------     --------------
              1,032              1,471              1,978              2,891              2,304                979

                  5                718                289              1,269                 27                 66
                  7                947                210              2,678                123                233
                  2                960                 81              1,704                  8                 79
     --------------     --------------     --------------     --------------     --------------     --------------
              1,046              4,096              2,558              8,542              2,462              1,357

                (19)                --                 --                 --                 --                 --

                 --*                --                 --                 --                 --*                --*
     --------------     --------------     --------------     --------------     --------------     --------------
              1,027              4,096              2,558              8,542              2,462              1,357
     --------------     --------------     --------------     --------------     --------------     --------------
                 (6)            (2,861)             3,427             (7,359)            (1,488)              (441)
     --------------     --------------     --------------     --------------     --------------     --------------



              5,563                 --                 --                 --              7,861              2,471
                 --                 --                 --                 --                 --                 --
                 --                 --                 --                 --                 --                 --
                 --                 --                 --                 --                 --                 --



                 --                 --                 --                 --              1,039                 --
                 --                 --                 --                 --                 --               (199)

                 --            (26,399)           224,183            (83,729)                --                 --
                 --               (324)                --               (601)                --                 --



                 --                 --                 --                 --                 --                 --
     --------------     --------------     --------------     --------------     --------------     --------------
              5,563            (26,723)           224,183            (84,330)             8,900              2,272
     --------------     --------------     --------------     --------------     --------------     --------------


               (634)                --                 --                 --            (29,230)            (1,808)
                 --                 --                 --                 --                 --                 --
                 --                 --                 --                 --                 --                 --
                 --                 --                 --                 --                 --                 --
                 --                 --                 --                 --                 --                232

                 --             43,215           (261,916)            42,898                 --                 --
     --------------     --------------     --------------     --------------     --------------     --------------

               (634)            43,215           (261,916)            42,898            (29,230)            (1,576)
     --------------     --------------     --------------     --------------     --------------     --------------

              4,929             16,492            (37,733)           (41,432)           (20,330)               696
     --------------     --------------     --------------     --------------     --------------     --------------

     $        4,923     $       13,631     $      (34,306)    $      (48,791)    $      (21,818)    $          255
     ==============     ==============     ==============     ==============     ==============     ==============

          SMALL
         COMPANY
     ----------------


      $           --


                  --
                  --
                  --

                  --


               1,063
                  88
                  67
              (3,145)
      --------------
              (1,927)
      --------------

                  --
                 584
                 140
                  --
                  38
                  31
                   5
                  --
                  50
                   7
                 120

                (120)
      --------------
                 855

                 209
                  88
                  23
      --------------
               1,175

                (269)

                  --
      --------------
                 906
      --------------
              (2,833)
      --------------



                  --
                  --
                  --
                  --



                  --
                  --

              30,152
                  --



                  --
      --------------
              30,152
      --------------


             (72,058)
                  --
                  --
                  --
                  --

                  --
      --------------

             (72,058)
      --------------

             (41,906)
      --------------

      $      (44,739)
      ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS



  STATEMENTS OF CHANGES IN NET ASSETS


                                                                   CONVERTIBLE SECURITIES
                                                              ---------------------------------
                                                                SIX MONTHS
                                                              ENDED 9/30/04        YEAR ENDED
                                                               (UNAUDITED)          3/31/04
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................  $       19,364     $       40,534
Net realized gain/(loss) on investments.....................          23,083             93,895
Net realized gain/(loss) on investments allocated from
  Portfolio.................................................              --                 --
Net change in unrealized appreciation/(depreciation) of
  investments...............................................         (40,268)           200,762
Net change in unrealized appreciation/(depreciation) of
  investments allocated from Portfolio......................              --                 --
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................           2,179            335,191
Distributions to shareholders from net investment income:
  Primary A Shares..........................................         (12,682)           (24,825)
  Investor A Shares.........................................          (4,706)           (10,005)
  Investor B Shares.........................................          (1,323)            (2,894)
  Investor C Shares.........................................            (596)            (1,173)
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................              --                 --
  Investor A Shares.........................................              --                 --
  Investor B Shares.........................................              --                 --
  Investor C Shares.........................................              --                 --
Net increase/(decrease) in net assets from Fund share
  transactions..............................................         (48,112)           332,348
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................         (65,240)           628,642
NET ASSETS:
Beginning of period.........................................       1,586,296            957,654
                                                              --------------     --------------
End of period...............................................  $    1,521,056     $    1,586,296
                                                              ==============     ==============
Undistributed net investment income/(loss) at end of
  period....................................................  $        1,659     $        1,602
                                                              ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 64

NATIONS FUNDS

         ASSET ALLOCATION                          VALUE                         MIDCAP VALUE
-----------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
    ENDED 9/30/04      YEAR ENDED     ENDED 9/30/04      YEAR ENDED     ENDED 9/30/04      YEAR ENDED
     (UNAUDITED)        3/31/04        (UNAUDITED)        3/31/04        (UNAUDITED)        3/31/04
-------------------------------------------------------------------------------------------------------

    $        1,180   $        2,320   $       10,757   $       14,740   $        2,392   $        4,320
             5,424            9,959            8,162            7,823           16,621           37,814

                --               --               --               --               --               --

            (7,222)          33,520          (10,030)         302,733           (1,997)         113,620

                --               --               --               --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------

              (618)          45,799            8,889          325,296           17,016          155,754

              (214)            (555)          (9,048)         (11,573)          (2,278)          (4,378)
              (795)          (1,503)          (1,518)          (1,558)             (29)             (48)
              (194)            (549)            (267)            (265)              --               (3)
                (9)             (19)             (59)             (67)              --               (1)


                --               --               --               --          (18,813)              --
                --               --               --               --             (314)              --
                --               --               --               --             (136)              --
                --               --               --               --              (26)              --

           (12,223)         (42,148)          46,863          580,140           22,719           53,778
    --------------   --------------   --------------   --------------   --------------   --------------
           (14,053)           1,025           44,860          891,973           18,139          205,102

           198,886          197,861        1,429,245          537,272          504,782          299,680
    --------------   --------------   --------------   --------------   --------------   --------------
          $184,833   $      198,886   $    1,474,105   $    1,429,245   $      522,921   $      504,782
    ==============   ==============   ==============   ==============   ==============   ==============

               $72   $          104   $        1,031   $        1,166   $           86   $            1
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                         SMALLCAP VALUE
                                                                ---------------------------------
                                                                  SIX MONTHS
                                                                ENDED 9/30/04        YEAR ENDED
                                                                 (UNAUDITED)          3/31/04
                                                                ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................    $           (6)    $          162
Net realized gain/(loss) on investments.....................             5,563             18,236
Net realized gain/(loss) on investments allocated from
  Portfolio+................................................                --                 --
Net change in unrealized appreciation/(depreciation) of
  investments...............................................              (634)            35,360
Net change in unrealized appreciation/(depreciation) of
  investments allocated from Portfolio+.....................                --                 --
                                                                --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................             4,923             53,758
Distributions to shareholders from net investment income:
  Primary A Shares..........................................                --               (401)
  Investor A Shares.........................................                --                 (5)
  Investor B Shares.........................................                --                 --
  Investor C Shares.........................................                --                 --
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................           (11,071)            (1,115)
  Investor A Shares.........................................              (289)               (21)
  Investor B Shares.........................................               (98)                (9)
  Investor C Shares.........................................               (21)                (2)
Net increase/(decrease) in net assets from Fund share
  transactions..............................................            20,716             33,177
                                                                --------------     --------------
Net increase/(decrease) in net assets.......................            14,160             85,382
NET ASSETS:
Beginning of period.........................................           157,069             71,687
                                                                --------------     --------------
End of period...............................................    $      171,229     $      157,069
                                                                ==============     ==============
Undistributed net investment income/(loss) at end of
  period....................................................    $           (6)    $           --
                                                                ==============     ==============

---------------

+ Allocated from Growth Master Portfolio, Strategic Growth Master Portfolio and
  Focused Equities Master Portfolio, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 66

NATIONS FUNDS

              GROWTH                         STRATEGIC GROWTH                  FOCUSED EQUITIES
-----------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
    ENDED 9/30/04      YEAR ENDED     ENDED 9/30/04      YEAR ENDED     ENDED 9/30/04      YEAR ENDED
     (UNAUDITED)        3/31/04        (UNAUDITED)        3/31/04        (UNAUDITED)        3/31/04
-------------------------------------------------------------------------------------------------------

    $       (2,861)  $       (5,599)  $        3,427   $        8,296   $       (7,359)  $      (15,498)
                --               --               --               --               --               --

           (26,723)          50,430          224,183           38,296          (84,330)         123,090

                --               --               --               --               --               --

            43,215          185,287         (261,916)         462,907           42,898          432,350
    --------------   --------------   --------------   --------------   --------------   --------------

            13,631          230,118          (34,306)         509,499          (48,791)         539,942

                --               --               --           (8,243)              --               --
                --               --               --             (685)              --               --
                --               --               --               --               --               --
                --               --               --               --               --               --


                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --

           131,566          486,609         (162,010)        (334,818)         (20,094)         552,340
    --------------   --------------   --------------   --------------   --------------   --------------
           145,197          716,727         (196,316)         165,753          (68,885)       1,092,282

         1,296,348          579,621        1,824,533        1,658,780        2,652,060        1,559,778
    --------------   --------------   --------------   --------------   --------------   --------------
    $    1,441,545   $    1,296,348   $    1,628,217   $    1,824,533   $    2,583,175   $    2,652,060
    ==============   ==============   ==============   ==============   ==============   ==============

    $       (3,074)  $         (213)  $        6,144   $        2,717   $       (8,576)  $       (1,217)
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                          MIDCAP GROWTH
                                                                                                ---------------------------------
                                                                                                  SIX MONTHS
                                                                                                ENDED 9/30/04        YEAR ENDED
                                                                                                 (UNAUDITED)          3/31/04
                                                                                                ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................................................    $       (1,488)    $       (2,692)
Net realized gain/(loss) on investments.....................................................             8,900               (252)
Net realized gain/(loss) on investments allocated from Portfolio+...........................                --                 --
Net change in unrealized appreciation/(depreciation) of investments.........................           (29,230)           153,370
Net change in unrealized appreciation/(depreciation) of investments allocated from
  Portfolio+................................................................................                --                 --
                                                                                                --------------     --------------
Net increase/(decrease) in net assets resulting from operations.............................           (21,818)           150,426
Distributions to shareholders from net investment income:
  Primary A Shares..........................................................................                --                 --
  Investor A Shares.........................................................................                --                 --
  Investor B Shares.........................................................................                --                 --
  Investor C Shares.........................................................................                --                 --
Distributions to shareholders from net realized gain on investments:
  Primary A Shares..........................................................................                --                 --
  Investor A Shares.........................................................................                --                 --
  Investor B Shares.........................................................................                --                 --
  Investor C Shares.........................................................................                --                 --
Net increase/(decrease) in net assets from Fund share transactions..........................           (52,374)           (82,777)
                                                                                                --------------     --------------
Net increase/(decrease) in net assets.......................................................           (74,192)            67,649
NET ASSETS:
Beginning of period.........................................................................           512,455            444,806
                                                                                                --------------     --------------
End of period...............................................................................    $      438,263     $      512,455
                                                                                                ==============     ==============
Undistributed net investment income/(loss) at end of period.................................    $       (1,488)    $           --
                                                                                                ==============     ==============

---------------

 # Amount represents results from operations prior to conversion to master-feeder structure.

(a)As of November 1, 2003, Small Company Fund converted to a master-feeder structure.

 + Allocated from Small Company Master Portfolio.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 68

NATIONS FUNDS

                 21ST CENTURY                                   SMALL COMPANY
    --------------------------------------          --------------------------------------
      SIX MONTHS                                      SIX MONTHS
    ENDED 9/30/04             YEAR ENDED            ENDED 9/30/04             YEAR ENDED
     (UNAUDITED)               3/31/04               (UNAUDITED)              3/31/04(A)
------------------------------------------------------------------------------------------

    $         (441)         $         (985)         $       (2,833)         $       (5,942)
             2,272                  15,408                      --                  13,611#
                --                      --                  30,152                  32,447
            (1,576)                 20,525                      --                 208,510#

                --                      --                 (72,058)                 29,382
    --------------          --------------          --------------          --------------
               255                  34,948                 (44,739)                278,008

                --                      --                      --                      --
                --                      --                      --                      --
                --                      --                      --                      --
                --                      --                      --                      --

                --                      --                      --                      --
                --                      --                      --                      --
                --                      --                      --                      --
                --                      --                      --                      --
            42,134                  66,211                (127,412)                (85,943)
    --------------          --------------          --------------          --------------
            42,389                 101,159                (172,151)                192,065

           148,634                  47,475                 747,094                 555,029
    --------------          --------------          --------------          --------------
    $      191,023          $      148,634          $      574,943          $      747,094
    ==============          ==============          ==============          ==============
    $         (466)         $          (25)         $       (2,833)         $           --
    ==============          ==============          ==============          ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY


                                                                         CONVERTIBLE SECURITIES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004            YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 2004
                                                              -------------------      --------------------
                                                              SHARES     DOLLARS       SHARES      DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   5,803    $  98,611       33,051    $ 507,755
  Issued as reinvestment of dividends.......................      34          590          124        2,001
  Redeemed..................................................  (7,218)    (122,503)     (15,632)    (244,442)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................  (1,381)   $ (23,302)      17,543    $ 265,314
                                                              ======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................   1,919    $  32,724        8,805    $ 136,443
  Shares issued upon conversion from Investor B shares......       5           79            2           28
  Shares issued upon conversion from Investor C shares......      14          243           20          317
  Issued as reinvestment of dividends.......................     233        3,984          536        8,590
  Redeemed..................................................  (3,070)     (52,203)      (7,611)    (119,750)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................    (899)   $ (15,173)       1,752    $  25,628
                                                              ======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................     397    $   6,669        2,101    $  31,998
  Issued as reinvestment of dividends.......................      64        1,090          150        2,385
  Shares redeemed upon conversion to Investor A shares......      (5)         (79)          (2)         (28)
  Redeemed..................................................    (778)     (13,038)      (1,422)     (22,493)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................    (322)   $  (5,358)         827    $  11,862
                                                              ======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................     485    $   8,258        2,622    $  40,889
  Issued as reinvestment of dividends.......................      17          283           39          631
  Shares redeemed upon conversion to Investor A shares......     (14)        (243)         (20)        (317)
  Redeemed..................................................    (738)     (12,577)        (728)     (11,659)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................    (250)   $  (4,279)       1,913    $  29,544
                                                              ======    =========      =======    =========
  Total net increase/(decrease).............................  (2,852)   $ (48,112)      22,035    $ 332,348
                                                              ======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 70

NATIONS FUNDS

                                                                           ASSET ALLOCATION
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2004
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     22     $    426         127    $  2,523
  Issued as reinvestment of dividends.......................      5          108          18         330
  Redeemed..................................................    (97)      (1,933)     (1,031)    (20,314)
                                                               ----     --------      ------    --------
  Net increase/(decrease)...................................    (70)    $ (1,399)       (886)   $(17,461)
                                                               ====     ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     68     $  1,358       1,204    $ 22,795
  Shares issued upon conversion from Investor B shares......    411        8,184          --*          5
  Issued as reinvestment of dividends.......................     37          744          75       1,429
  Redeemed..................................................   (438)      (8,735)     (1,353)    (25,228)
                                                               ----     --------      ------    --------
  Net increase/(decrease)...................................     78     $  1,551         (74)   $   (999)
                                                               ====     ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................     26     $    517          99    $  1,840
  Issued as reinvestment of dividends.......................      9          175          26         491
  Shares redeemed upon conversion to Investor A shares......   (415)      (8,184)         --*         (5)
  Redeemed..................................................   (251)      (4,950)     (1,361)    (25,934)
                                                               ----     --------      ------    --------
  Net increase/(decrease)...................................   (631)    $(12,442)     (1,236)   $(23,608)
                                                               ====     ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................     14     $    248          47    $    875
  Issued as reinvestment of dividends.......................     --*           7           1          16
  Redeemed..................................................    (10)        (188)        (52)       (971)
                                                               ----     --------      ------    --------
  Net increase/(decrease)...................................      4     $     67          (4)   $    (80)
                                                               ====     ========      ======    ========
  Total net increase/(decrease).............................   (619)    $(12,223)     (2,200)   $(42,148)
                                                               ====     ========      ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                 VALUE
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2004
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................  11,458    $133,816       30,844    $ 329,688
  Issued in exchange for Primary A Shares of Nations Classic
    Value Fund (see Note 13)................................      --          --       26,676      265,429
  Issued in exchange for Primary A Shares of Nations
    LargeCap Value Fund (see Note 13).......................      --          --        3,974       39,538
  Issued as reinvestment of dividends.......................     292       3,443          416        4,531
  Redeemed..................................................  (7,735)    (90,439)     (22,243)    (235,036)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................   4,015    $ 46,820       39,667    $ 404,150
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................   3,443    $ 40,093        7,157    $  77,892
  Issued in exchange for Investor A Shares of Nations
    Classic Value Fund (see Note 13)........................      --          --        1,872       18,605
  Issued in exchange for Investor A Shares of Nations
    LargeCap Value Fund (see Note 13).......................      --          --        6,832       67,909
  Shares issued upon conversion from Investor B shares......      11         124           21          233
  Shares issued upon conversion from Investor C shares......      20         241           28          305
  Issued as reinvestment of dividends.......................     121       1,426          129        1,442
  Redeemed..................................................  (2,249)    (26,169)      (3,320)     (35,761)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................   1,346    $ 15,715       12,719    $ 130,625
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................     205    $  2,332          568    $   5,919
  Issued in exchange for Investor B Shares of Nations
    Classic Value Fund (see Note 13)........................      --          --        3,553       34,388
  Issued in exchange for Investor B Shares of Nations
    LargeCap Value Fund (see Note 13).......................      --          --          202        1,956
  Issued as reinvestment of dividends.......................      21         235           22          237
  Shares redeemed upon conversion to Investor A shares......     (11)       (124)         (22)        (233)
  Redeemed..................................................    (739)     (8,343)      (1,282)     (13,404)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (524)   $ (5,900)       3,041    $  28,863
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      63    $    709          352    $   3,553
  Issued in exchange for Investor C Shares of Nations
    Classic Value Fund (see Note 13)........................      --          --        5,093       49,253
  Issued in exchange for Investor C Shares of Nations
    LargeCap Value Fund (see Note 13).......................      --          --           17          167
  Issued as reinvestment of dividends.......................       2          27            3           30
  Shares redeemed upon conversion to Investor A shares......     (21)       (241)         (29)        (305)
  Redeemed..................................................    (908)    (10,267)      (3,502)     (36,196)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (864)   $ (9,772)       1,934    $  16,502
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................   3,973    $ 46,863       57,361    $ 580,140
                                                              ======    ========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 72

NATIONS FUNDS

                                                                             MIDCAP VALUE
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2004
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   3,929    $ 48,659      12,446    $136,835
  Capital contribution from investment advisor (see Note
    3)......................................................      --         392          --          --
  Issued as reinvestment of dividends.......................     321       3,763          45         518
  Redeemed..................................................  (2,488)    (30,761)     (7,713)    (87,326)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   1,762    $ 22,053       4,778    $ 50,027
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     158    $  1,965         442    $  5,002
  Capital contribution from investment advisor (see Note
    3)......................................................      --           7          --          --
  Shares issued upon conversion from Investor B shares......       6          74           1           8
  Issued as reinvestment of dividends.......................      25         294           4          42
  Redeemed..................................................    (153)     (1,879)       (186)     (2,093)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      36    $    461         261    $  2,959
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      27    $    335         101    $  1,109
  Capital contribution from investment advisor (see Note
    3)......................................................      --           3          --          --
  Issued as reinvestment of dividends.......................      11         125          --*          4
  Shares redeemed upon conversion to Investor A shares......      (6)        (74)         (1)         (8)
  Redeemed..................................................     (24)       (288)        (39)       (455)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................       8    $    101          61    $    650
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................       9    $    110          23    $    265
  Capital contribution from investment advisor (see Note
    3)......................................................      --           1          --          --
  Issued as reinvestment of dividends.......................       1          16          --*         --*
  Redeemed..................................................      (2)        (23)        (11)       (123)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................       8    $    104          12    $    142
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................   1,814    $ 22,719       5,112    $ 53,778
                                                              ======    ========      ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                            SMALLCAP VALUE
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2004
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................  2,324     $ 26,730       5,994    $ 60,657
  Issued as reinvestment of dividends.......................    325        3,407          43         468
  Redeemed..................................................   (895)     (10,207)     (2,799)    (30,561)
                                                              -----     --------      ------    --------
  Net increase/(decrease)...................................  1,754     $ 19,930       3,238    $ 30,564
                                                              =====     ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     66     $    768         230    $  2,459
  Shares issued upon conversion from Investor B shares......      3           30          --*         --*
  Issued as reinvestment of dividends.......................     26          271           2          24
  Redeemed..................................................    (41)        (467)        (64)       (719)
                                                              -----     --------      ------    --------
  Net increase/(decrease)...................................     54     $    602         168    $  1,764
                                                              =====     ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................     17     $    191          85    $    862
  Issued as reinvestment of dividends.......................      9           93           1           9
  Shares redeemed upon conversion to Investor A shares......     (3)         (30)         --*         --*
  Redeemed..................................................    (12)        (139)        (16)       (181)
                                                              -----     --------      ------    --------
  Net increase/(decrease)...................................     11     $    115          70    $    690
                                                              =====     ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      9     $    101          24    $    240
  Issued as reinvestment of dividends.......................      1           15          --*          2
  Redeemed..................................................     (4)         (47)         (8)        (83)
                                                              -----     --------      ------    --------
  Net increase/(decrease)...................................      6     $     69          16    $    159
                                                              =====     ========      ======    ========
  Total net increase/(decrease).............................  1,825     $ 20,716       3,492    $ 33,177
                                                              =====     ========      ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 74

NATIONS FUNDS

                                                                                 GROWTH
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2004
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   4,590    $ 71,141       12,491    $ 178,639
  Issued in exchange for Primary A Shares of Nations Capital
    Growth Fund (see Note 13)...............................      --          --        6,378      101,343
  Redeemed..................................................  (2,711)    (42,459)      (4,478)     (65,705)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................   1,879    $ 28,682       14,391    $ 214,277
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................   8,460    $130,412       19,553    $ 281,705
  Issued in exchange for Investor A Shares of Nations
    Capital Growth Fund (see Note 13).......................      --          --        2,087       32,847
  Shares issued upon conversion from Investor B shares......      93       1,403            6           84
  Shares issued upon conversion from Investor C shares......       4          55           --           --
  Redeemed..................................................  (3,744)    (57,300)     (10,657)    (155,779)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................   4,813    $ 74,570       10,989    $ 158,857
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................     330    $  4,883        1,580    $  21,455
  Issued in exchange for Investor B Shares of Nations
    Capital Growth Fund (see Note 13).......................      --          --        1,570       23,676
  Shares redeemed upon conversion to Investor A shares......     (98)     (1,403)          (6)         (84)
  Redeemed..................................................  (1,121)    (16,419)      (1,919)     (26,674)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (889)   $(12,939)       1,225    $  18,373
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................   3,564    $ 52,342        7,528    $ 104,466
  Issued in exchange for Investor C Shares of Nations
    Capital Growth Fund (see Note 13).......................      --          --          194        2,924
  Shares redeemed upon conversion to Investor A shares......      (4)        (55)          --           --
  Redeemed..................................................    (753)    (11,034)        (874)     (12,288)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................   2,807    $ 41,253        6,848    $  95,102
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................   8,610    $131,566       33,453    $ 486,609
                                                              ======    ========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                             STRATEGIC GROWTH
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2004            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2004
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    3,801    $  43,268       26,117    $ 268,207
  Issued as reinvestment of dividends.......................       --           --           43          486
  Redeemed..................................................  (15,658)    (178,664)     (53,868)    (563,726)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................  (11,857)   $(135,396)     (27,708)   $(295,033)
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................      743    $   8,452        4,359    $  44,244
  Shares issued upon conversion from Investor B shares......        7           79            8           97
  Shares issued upon conversion from Investor C shares......       --*           2           --           --
  Issued as reinvestment of dividends.......................       --           --           57          646
  Redeemed..................................................   (2,708)     (30,712)      (7,572)     (78,387)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   (1,958)   $ (22,179)      (3,148)   $ (33,400)
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................       13    $     144          158    $   1,607
  Issued as reinvestment of dividends.......................       --           --           --           --
  Shares redeemed upon conversion to Investor A shares......       (7)         (79)          (9)         (97)
  Redeemed..................................................     (352)      (3,862)        (739)      (7,656)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (346)   $  (3,797)        (590)   $  (6,146)
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      124    $   1,355          426    $   4,382
  Issued as reinvestment of dividends.......................       --           --           --           --
  Shares redeemed upon conversion to Investor A shares......       --*          (2)          --           --
  Redeemed..................................................     (181)      (1,991)        (442)      (4,621)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (57)   $    (638)         (16)   $    (239)
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................  (14,218)   $(162,010)     (31,462)   $(334,818)
                                                              =======    =========      =======    =========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 76

NATIONS FUNDS

                                                                             FOCUSED EQUITIES
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2004            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2004
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    2,954    $  48,395       17,863    $ 276,214
  Redeemed..................................................   (4,262)     (69,017)      (6,589)    (103,473)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   (1,308)   $ (20,622)      11,274    $ 172,741
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................   12,311    $ 198,736       40,446    $ 634,367
  Shares issued upon conversion from Investor B shares......       69        1,103          169        2,721
  Shares issued upon conversion from Investor C shares......        2           32            4           69
  Redeemed..................................................  (11,013)    (177,752)     (21,574)    (334,541)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................    1,369    $  22,119       19,045    $ 302,616
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      564    $   8,757        3,662    $  53,854
  Shares redeemed upon conversion to Investor A shares......      (72)      (1,103)        (176)      (2,721)
  Redeemed..................................................   (3,014)     (46,275)      (5,322)     (79,664)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   (2,522)   $ (38,621)      (1,836)   $ (28,531)
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................    2,983    $  46,201        9,433    $ 142,065
  Shares redeemed upon conversion to Investor A shares......       (2)         (32)          (4)         (69)
  Redeemed..................................................   (1,894)     (29,139)      (2,409)     (36,482)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................    1,087    $  17,030        7,020    $ 105,514
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   (1,374)   $ (20,094)      35,503    $ 552,340
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                             MIDCAP GROWTH
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2004
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,904    $ 21,591        7,761    $  82,443
  Redeemed..................................................  (6,240)    (70,309)     (15,009)    (160,517)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................  (4,336)   $(48,718)      (7,248)   $ (78,074)
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................     185    $  1,997        1,094    $  11,057
  Shares issued upon conversion from Investor B shares......       2          26            3           35
  Shares issued upon conversion from Investor C shares......      --*          2           --*           5
  Redeemed..................................................    (306)     (3,326)      (1,260)     (12,709)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (119)   $ (1,301)        (163)   $  (1,612)
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      45    $    450          255    $   2,330
  Shares redeemed upon conversion to Investor A shares......      (3)        (26)          (4)         (35)
  Redeemed..................................................    (266)     (2,567)        (536)      (4,970)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (224)   $ (2,143)        (285)   $  (2,675)
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       4    $     37           38    $     359
  Shares redeemed upon conversion to Investor A shares......      --*         (2)          (1)          (5)
  Redeemed..................................................     (26)       (247)         (84)        (770)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (22)   $   (212)         (47)   $    (416)
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................  (4,701)   $(52,374)      (7,743)   $ (82,777)
                                                              ======    ========      =======    =========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 78

NATIONS FUNDS

                                                                             21ST CENTURY
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 2004
                                                              -------------------      ------------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,858     $27,029        3,470    $ 30,659
  Redeemed..................................................    (211)     (2,028)        (261)     (2,362)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................   2,647     $25,001        3,209    $ 28,297
                                                               =====     =======       ======    ========
INVESTOR A SHARES:
  Sold......................................................   2,222     $20,582        5,343    $ 46,037
  Shares issued upon conversion from Investor B shares......       3          29           --*          4
  Shares issued upon conversion from Investor C shares......      --*          4            1           7
  Redeemed..................................................    (736)     (6,821)      (2,085)    (18,747)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................   1,489     $13,794        3,259    $ 27,301
                                                               =====     =======       ======    ========
INVESTOR B SHARES:
  Sold......................................................     440     $ 3,996          975    $  8,226
  Shares redeemed upon conversion to Investor A shares......      (3)        (29)          --*         (4)
  Redeemed..................................................    (445)     (4,003)        (732)     (6,065)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................      (8)    $   (36)         243    $  2,157
                                                               =====     =======       ======    ========
INVESTOR C SHARES:
  Sold......................................................     511     $ 4,649        1,111    $  9,589
  Shares redeemed upon conversion to Investor A shares......      --*         (4)          (1)         (7)
  Redeemed..................................................    (142)     (1,270)        (130)     (1,126)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................     369     $ 3,375          980    $  8,456
                                                               =====     =======       ======    ========
  Total net increase/(decrease).............................   4,497     $42,134        7,691    $ 66,211
                                                               =====     =======       ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                              SMALL COMPANY
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004            YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 2004
                                                              -------------------      --------------------
                                                              SHARES     DOLLARS       SHARES      DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,413    $  20,516       11,003    $ 134,903
  Redeemed..................................................  (5,344)     (76,652)     (18,256)    (237,496)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................  (3,931)   $ (56,136)      (7,253)   $(102,593)
                                                              ======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................     943    $  13,625        5,040    $  65,622
  Shares issued upon conversion from Investor B shares......       3           44            5           79
  Shares issued upon conversion from Investor C shares......      48          677           14          214
  Redeemed..................................................  (5,823)     (83,210)      (3,814)     (49,521)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................  (4,829)   $ (68,864)       1,245    $  16,394
                                                              ======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      52    $     707          302    $   3,693
  Shares redeemed upon conversion to Investor A shares......      (3)         (44)          (6)         (79)
  Redeemed..................................................    (152)      (2,021)        (258)      (3,325)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................    (103)   $  (1,358)          38    $     289
                                                              ======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      28    $     380          132    $   1,681
  Shares redeemed upon conversion to Investor A shares......     (50)        (677)         (15)        (214)
  Redeemed..................................................     (54)        (757)        (117)      (1,500)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................     (76)   $  (1,054)          --*   $     (33)
                                                              ======    =========      =======    =========
  Total net increase/(decrease).............................  (8,939)   $(127,412)      (5,970)   $ (85,943)
                                                              ======    =========      =======    =========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 80

                      [This page intentionally left blank]

NATIONS FUNDS



  FINANCIAL HIGHLIGHTS


For a share outstanding throughout each period.


                                              NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                                VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                              BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                              OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                              -------------------------------------------------------------------------
CONVERTIBLE SECURITIES
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)#...     $17.32         $0.23           $(0.17)          $ 0.06          $(0.24)
Year ended 3/31/2004#.....................      13.77          0.51             3.52             4.03           (0.48)
Year ended 3/31/2003#.....................      16.03          0.51            (2.27)           (1.76)          (0.50)
Year ended 3/31/2002#.....................      16.05          0.59               --             0.59           (0.56)
Year ended 3/31/2001......................      22.18          0.51            (2.00)           (1.49)          (0.60)
Period ended 3/31/2000**#.................      18.15          0.42             5.52             5.94           (0.50)
INVESTOR A SHARES*
Six months ended 9/30/2004 (unaudited)#...     $17.33         $0.21           $(0.18)          $ 0.03          $(0.21)
Year ended 3/31/2004#.....................      13.77          0.47             3.53             4.00           (0.44)
Year ended 3/31/2003#.....................      16.02          0.47            (2.25)           (1.78)          (0.47)
Year ended 3/31/2002#.....................      16.04          0.59            (0.04)            0.55           (0.52)
Year ended 3/31/2001......................      22.17          0.51            (2.05)           (1.54)          (0.55)
Period ended 3/31/2000#...................      18.31          0.46             5.26             5.72           (0.45)
Period ended 5/14/1999....................      17.34          0.12             0.96             1.08           (0.11)
INVESTOR B SHARES*
Six months ended 9/30/2004 (unaudited)#...     $17.15         $0.15           $(0.19)          $(0.04)         $(0.15)
Year ended 3/31/2004#.....................      13.64          0.35             3.48             3.83           (0.32)
Year ended 3/31/2003#.....................      15.88          0.36            (2.24)           (1.88)          (0.36)
Year ended 3/31/2002#.....................      15.92          0.45            (0.03)            0.42           (0.41)
Year ended 3/31/2001......................      22.06          0.35            (2.00)           (1.65)          (0.45)
Period ended 3/31/2000#...................      18.27          0.44             5.12             5.56           (0.36)
Period ended 5/14/1999....................      17.30          0.09             0.96             1.05           (0.27)
INVESTOR C SHARES*
Six months ended 9/30/2004 (unaudited)#...     $17.31         $0.15           $(0.18)          $(0.03)         $(0.15)
Year ended 3/31/2004#.....................      13.77          0.35             3.52             3.87           (0.33)
Year ended 3/31/2003#.....................      16.04          0.36            (2.26)           (1.90)          (0.37)
Year ended 3/31/2002#.....................      16.08          0.45            (0.03)            0.42           (0.41)
Year ended 3/31/2001......................      22.23          0.35            (2.02)           (1.67)          (0.44)
Period ended 3/31/2000#...................      18.35          0.38             5.22             5.60           (0.31)
Period ended 5/14/1999....................      17.37          0.10             0.97             1.07           (0.09)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon Capital Income Fund A, B and K Shares, which were reorganized into the Convertible Securities Investor A, Investor B and Investor C Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC. and its investment sub-adviser became Banc of America Capital Management, LLC.

 **Convertible Securities Primary A Shares commenced operations on May 21, 1999.

 # Per share net investment income (loss) has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

(c)The reimbursement from Investment Adviser is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

(d)The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.95% for Primary A Shares, 1.20% for Investor A Shares and 1.95% each for Investor B and Investor C Shares.

(e)The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 15) is included in the ratio of operating expenses to average net assets without the waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.95% for Primary A Shares, 1.20% for Investor A Shares and 1.95% each for Investor B and Investor C Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 82

NATIONS FUNDS

                                                                                                                   WITHOUT WAIVERS
                                                                                                                   AND/OR EXPENSE
                                                                                                                   REIMBURSEMENTS
                                                                                                                   ---------------
                                                                     RATIO OF          RATIO OF NET                   RATIO OF
DISTRIBUTIONS       TOTAL       NET ASSET              NET ASSETS   OPERATING           INVESTMENT                    OPERATING
  FROM NET        DIVIDENDS       VALUE                  END OF      EXPENSES          INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
  REALIZED           AND         END OF      TOTAL       PERIOD     TO AVERAGE          TO AVERAGE     TURNOVER        AVERAGE
    GAINS       DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS          NET ASSETS       RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------


   $   --          $(0.24)       $17.14        0.33%    $928,696       0.95%+(a)(b)        2.75%+         21%           0.98%+(a)(e)
       --           (0.48)        17.32       29.54      962,284       0.94(a)(b)(c)       3.19           91            0.97(a)(d)
       --           (0.50)        13.77      (11.01)     523,271       0.97(a)(b)          3.59           57            0.97(a)
    (0.05)          (0.61)        16.03        3.74      236,202       1.00(a)(b)          3.78           50            1.00(a)
    (4.04)          (4.64)        16.05       (7.59)      75,627       0.99(a)(b)          3.08           73            1.00(a)
    (1.41)          (1.91)        22.18       35.21       13,688       0.97+(b)            2.21+          65            0.98+

   $   --          $(0.21)       $17.15        0.20%    $378,939       1.20%+(a)(b)        2.50%+         21%           1.23%+(a)(e)
       --           (0.44)        17.33       29.32      398,485       1.19(a)(b)(c)       2.94           91            1.22(a)(d)
       --           (0.47)        13.77      (11.18)     292,622       1.22(a)(b)          3.34           57            1.22(a)
    (0.05)          (0.57)        16.02        3.48      321,858       1.25(a)(b)          3.53           50            1.25(a)
    (4.04)          (4.59)        16.04       (7.88)     315,857       1.24(a)(b)          2.86           73            1.25(a)
    (1.41)          (1.86)        22.17       33.68      369,488       1.22+(b)            1.96+          65            1.23+
       --           (0.11)        18.31        6.25      352,000       1.30+               3.07+          16            1.32+

   $   --          $(0.15)       $16.96       (0.22)%   $147,235       1.95%+(a)(b)        1.75%+         21%           1.98%+(a)(e)
       --           (0.32)        17.15       28.30      154,322       1.94(a)(b)(c)       2.19           91            1.97(a)(d)
       --           (0.36)        13.64      (11.83)     111,468       1.97(a)(b)          2.59           57            1.97(a)
    (0.05)          (0.46)        15.88        2.68       90,408       2.00(a)(b)          2.78           50            2.00(a)
    (4.04)          (4.49)        15.92       (8.49)      49,763       1.99(a)(b)          2.08           73            2.00(a)
    (1.41)          (1.77)        22.06       32.76       11,175       1.97+(b)            1.21+          65            1.98+
       --           (0.08)        18.27        6.10        4,000       2.06+               2.34+          16            2.08+

   $   --          $(0.15)       $17.13       (0.17)%   $ 66,186       1.95%+(a)(b)        1.75%+         21%           1.98%+(a)(e)
       --           (0.33)        17.31       28.31       71,205       1.94(a)(b)(c)       2.19           91            1.97(a)(d)
       --           (0.37)        13.77      (11.89)      30,293       1.97(a)(b)          2.59           57            1.97(a)
    (0.05)          (0.46)        16.04        2.66       20,370       2.00(a)(b)          2.78           50            2.00(a)
    (4.04)          (4.48)        16.08       (8.50)       9,827       1.99(a)(b)          2.08           73            2.00(a)
    (1.41)          (1.72)        22.23       32.81        3,033       1.97+(b)            1.21+          65            1.98+
       --           (0.09)        18.35        6.17        4,000       1.80+               2.56+          16            2.07+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.



                                              NET ASSET                     NET REALIZED     NET INCREASE/    DIVIDENDS
                                                VALUE          NET         AND UNREALIZED    (DECREASE) IN     FROM NET
                                              BEGINNING     INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                              OF PERIOD   INCOME/(LOSS)#    INVESTMENTS     FROM OPERATIONS     INCOME
                                              --------------------------------------------------------------------------
ASSET ALLOCATION
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)....     $20.18         $0.17            $(0.18)(e)       $(0.01)         $(0.17)
Year ended 3/31/2004......................      16.42          0.29              3.81             4.10           (0.34)
Year ended 3/31/2003......................      19.93          0.32             (3.49)           (3.17)          (0.34)
Year ended 3/31/2002......................      20.32          0.44             (0.39)            0.05           (0.41)
Year ended 3/31/2001......................      24.35          0.57             (2.84)           (2.27)          (0.55)
Period ended 3/31/2000***.................      23.06          0.49              1.93             2.42           (0.41)
INVESTOR A SHARES*
Six months ended 9/30/2004 (unaudited)....     $20.20         $0.14            $(0.16)(e)       $(0.02)         $(0.15)
Year ended 3/31/2004......................      16.44          0.25              3.80             4.05           (0.29)
Year ended 3/31/2003......................      19.92          0.29             (3.48)           (3.19)          (0.29)
Year ended 3/31/2002......................      20.32          0.39             (0.40)           (0.01)          (0.36)
Year ended 3/31/2001......................      24.35          0.50             (2.82)           (2.32)          (0.50)
Period ended 3/31/2000....................      23.40          0.43              1.59             2.02           (0.35)
Period ended 5/14/1999....................      22.50          0.10              0.91             1.01           (0.11)
INVESTOR B SHARES*
Six months ended 9/30/2004 (unaudited)....     $20.04         $0.07            $(0.17)(e)       $(0.10)         $(0.07)
Year ended 3/31/2004......................      16.31          0.11              3.76             3.87           (0.14)
Year ended 3/31/2003......................      19.81          0.15             (3.47)           (3.32)          (0.18)
Year ended 3/31/2002......................      20.22          0.23             (0.39)           (0.16)          (0.22)
Year ended 3/31/2001......................      24.24          0.33             (2.81)           (2.48)          (0.33)
Period ended 3/31/2000....................      23.32          0.47              1.39             1.86           (0.22)
Period ended 5/14/1999....................      22.45          0.06              0.89             0.95           (0.08)
INVESTOR C SHARES*
Six months ended 9/30/2004 (unaudited)....     $20.02         $0.07            $(0.16)(e)       $(0.09)         $(0.08)
Year ended 3/31/2004......................      16.31          0.11              3.75             3.86           (0.15)
Year ended 3/31/2003......................      19.84          0.15             (3.48)           (3.33)          (0.20)
Year ended 3/31/2002......................      20.24          0.24             (0.40)           (0.16)          (0.21)
Year ended 3/31/2001......................      24.27          0.33             (2.82)           (2.49)          (0.33)
Period ended 3/31/2000....................      23.33          0.42              1.43             1.85           (0.19)
Period ended 5/14/1999....................      22.45          0.05              0.92             0.97           (0.09)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon Asset Allocation Fund A, B, and K Shares, which were reorganized into the Asset Allocation Investor A, Investor B, and Investor C Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC. and its investment sub-adviser became Banc of America Capital Management, LLC.

 ***Asset Allocation Primary A Shares commenced operations on May 21, 1999.

 # Per share net investment income (loss) has been calculated using the monthly average shares method.

 (a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b)The effect of interest expense on the operating expense ratio was less than 0.01%.

 (e)The effect of the Adviser's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain/(loss) on investments (per share). The effect of this reimbursement for the period ended September 30, 2004 was to increase net realized and unrealized gain/(loss) on investments by $0.01 for Primary A, Investor A, Investor B and Investor C Shares.

 (f)Without the effect of the Adviser's reimbursement for the Fund exceeding certain investment restrictions total return would have been 0.03%, (0.04)%, (0.43)% and (0.40)% for Primary A, Investor A, Investor B and Investor C Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 84

NATIONS FUNDS

                                                                                                                     WITHOUT WAIVERS
                                                                                                                     AND/OR EXPENSE
                                                                                                                     REIMBURSEMENTS
                                                                                                                     ---------------
                                                                          RATIO OF       RATIO OF NET                   RATIO OF
DISTRIBUTIONS       TOTAL       NET ASSET                   NET ASSETS   OPERATING        INVESTMENT                    OPERATING
  FROM NET        DIVIDENDS       VALUE                       END OF      EXPENSES       INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
  REALIZED           AND         END OF      TOTAL            PERIOD     TO AVERAGE       TO AVERAGE     TURNOVER        AVERAGE
    GAINS       DISTRIBUTIONS    PERIOD     RETURN++          (000)      NET ASSETS       NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------


   $   --          $(0.17)       $20.00       (0.03)%(f)     $ 24,118       0.95%+(a)(b)     1.69%+          62%          1.05%+(a)
       --           (0.34)        20.18       25.07            25,750       1.04(a)(b)       1.58           189           1.07(a)
       --           (0.34)        16.42      (15.96)           35,514       1.04(a)(b)       1.83           315           1.04(a)
    (0.03)          (0.44)        19.93        0.26            40,287       1.03(a)          2.10           226           1.03(a)
    (1.21)          (1.76)        20.32       (9.83)           12,847       0.98(a)(b)       2.45            88           1.00(a)
    (0.72)          (1.13)        24.35       10.88            15,532       0.95+(a)(b)      1.85+           84           1.02+(a)

   $   --          $(0.15)       $20.03       (0.10)%(f)     $107,263       1.20%+(a)(b)     1.44%+          62%          1.30%+(a)
       --           (0.29)        20.20       24.73           106,642       1.29(a)(b)       1.33           189           1.32(a)
       --           (0.29)        16.44      (16.05)           88,011       1.29(a)(b)       1.58           315           1.29(a)
    (0.03)          (0.39)        19.92       (0.05)          223,579       1.28(a)          1.85           226           1.28(a)
    (1.21)          (1.71)        20.32      (10.05)          231,520       1.23(a)(b)       2.20            88           1.25(a)
    (0.72)          (1.07)        24.35        8.99            83,412       1.20+(a)(b)      1.60+           84           1.27+(a)
       --           (0.11)        23.40        4.50            72,000       1.18+            2.01+           20           1.20+

   $   --          $(0.07)       $19.87       (0.49)%(f)     $ 51,034       1.95%+(a)(b)     0.69%+          62%          2.05%+(a)
       --           (0.14)        20.04       23.79            64,122       2.04(a)(b)       0.58           189           2.07(a)
       --           (0.18)        16.31      (16.80)           72,344       2.04(a)(b)       0.83           315           2.04(a)
    (0.03)          (0.25)        19.81       (0.77)          124,983       2.03(a)          1.10           226           2.03(a)
    (1.21)          (1.54)        20.22      (10.73)          104,745       1.98(a)(b)       1.45            88           2.00(a)
    (0.72)          (0.94)        24.24        8.31           121,644       1.95+(a)(b)      0.85+           84           2.02+(a)
       --           (0.08)        23.32        4.26            10,000       1.95+            1.26+           20           1.97+

   $   --          $(0.08)       $19.85       (0.46)%(f)     $  2,418       1.95%+(a)(b)     0.69%+          62%          2.05%+(a)
       --           (0.15)        20.02       23.73             2,372       2.04(a)(b)       0.58           189           2.07(a)
       --           (0.20)        16.31      (16.80)            1,992       2.04(a)(b)       0.83           315           2.04(a)
    (0.03)          (0.24)        19.84       (0.78)            3,220       2.03(a)          1.10           226           2.03(a)
    (1.21)          (1.54)        20.24      (10.74)            2,532       1.98(a)(b)       1.45            88           2.00(a)
    (0.72)          (0.91)        24.27        8.24             2,305       1.95+(a)(b)      0.85+           84           2.02+(a)
       --           (0.09)        23.33        4.31             2,000       1.67+            1.52+           20           1.96+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.



                                              NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                                VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                              BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                              OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                              -------------------------------------------------------------------------
VALUE
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)#...     $11.85        $ 0.09           $(0.02)          $ 0.07          $(0.09)
Year ended 3/31/2004#.....................       8.48          0.16             3.36             3.52           (0.15)
Year ended 3/31/2003#.....................      11.96          0.14            (3.31)           (3.17)          (0.13)
Year ended 3/31/2002#.....................      12.39          0.12             0.58             0.70           (0.10)
Year ended 3/31/2001......................      16.24          0.17            (0.42)           (0.25)          (0.18)
Year ended 3/31/2000#.....................      18.16          0.11            (0.06)            0.05           (0.11)
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)#...     $11.84        $ 0.08           $(0.02)          $ 0.06          $(0.08)
Year ended 3/31/2004#.....................       8.46          0.14             3.36             3.50           (0.12)
Year ended 3/31/2003#.....................      11.94          0.11            (3.31)           (3.20)          (0.10)
Year ended 3/31/2002#.....................      12.38          0.09             0.58             0.67           (0.08)
Year ended 3/31/2001......................      16.24          0.14            (0.43)           (0.29)          (0.15)
Year ended 3/31/2000#.....................      18.16          0.07            (0.07)            0.00           (0.06)
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)#...     $11.53        $ 0.04           $(0.03)          $ 0.01          $(0.04)
Year ended 3/31/2004#.....................       8.25          0.05             3.27             3.32           (0.04)
Year ended 3/31/2003#.....................      11.66          0.03            (3.22)           (3.19)          (0.04)
Year ended 3/31/2002#.....................      12.13          0.00##           0.59             0.59           (0.03)
Year ended 3/31/2001......................      16.00          0.04            (0.43)           (0.39)          (0.06)
Year ended 3/31/2000#.....................      18.00         (0.06)           (0.08)           (0.14)          (0.00)##
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)#...     $11.52        $ 0.03           $(0.02)          $ 0.01          $(0.03)
Year ended 3/31/2004#.....................       8.24          0.05             3.27             3.32           (0.04)
Year ended 3/31/2003#.....................      11.65          0.04            (3.22)           (3.18)          (0.05)
Year ended 3/31/2002#.....................      12.13          0.00##           0.58             0.58           (0.03)
Year ended 3/31/2001......................      15.99          0.04            (0.42)           (0.38)          (0.06)
Year ended 3/31/2000#.....................      17.98         (0.06)           (0.07)           (0.13)          (0.00)##

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income (loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

(c)The reimbursement from Investment Adviser is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

(d)The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.93% for Primary A Shares, 1.18% for Investor A Shares and 1.93% each for Investor B and Investor C Shares.

(e)The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 15) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.94% for Primary A Shares, 1.19% for Investor A Shares and 1.94% each for Investor B and Investor C Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 86

NATIONS FUNDS

                                                                                                                   WITHOUT WAIVERS
                                                                                                                   AND/OR EXPENSE
                                                                                                                   REIMBURSEMENTS
                                                                                                                   ---------------
                                                                        RATIO OF         RATIO OF NET                 RATIO OF
DISTRIBUTIONS      TOTAL        NET ASSET               NET ASSETS      OPERATING         INVESTMENT                  OPERATING
  FROM NET       DIVIDENDS        VALUE                   END OF        EXPENSES        INCOME/(LOSS)   PORTFOLIO    EXPENSES TO
  REALIZED          AND          END OF       TOTAL       PERIOD       TO AVERAGE         TO AVERAGE    TURNOVER       AVERAGE
    GAINS      DISTRIBUTIONS     PERIOD      RETURN++      (000)       NET ASSETS         NET ASSETS      RATE       NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------


   $   --         $(0.09)        $11.83         0.63%   $1,147,409        0.79%+(a)          1.60%+         25%         0.97%+(a)(e)
       --          (0.15)         11.85        41.63     1,101,872        0.89(a)(b)(c)      1.49           69          0.96(a)(d)
    (0.18)         (0.31)          8.48       (26.95)      451,815        0.97(a)            1.43           75          0.97(a)
    (1.03)         (1.13)         11.96         5.64       513,206        0.95(a)(b)         1.02          135          0.95(a)
    (3.42)         (3.60)         12.39        (1.97)      844,432        0.94(a)(b)         1.28          181          0.94(a)
    (1.86)         (1.97)         16.24        (0.16)    1,290,572        0.93(a)(b)         0.65           95          0.93(a)

   $   --         $(0.08)        $11.82         0.51%   $  226,736        1.04%+(a)          1.35%+         25%         1.22%+(a)(e)
       --          (0.12)         11.84        41.51       211,227        1.14(a)(b)(c)      1.24           69          1.21(a)(d)
    (0.18)         (0.28)          8.46       (27.17)       43,364        1.22(a)            1.18           75          1.22(a)
    (1.03)         (1.11)         11.94         5.33        58,144        1.20(a)(b)         0.77          135          1.20(a)
    (3.42)         (3.57)         12.38        (2.29)       65,975        1.19(a)(b)         1.03          181          1.19(a)
    (1.86)         (1.92)         16.24        (0.47)       94,256        1.18(a)(b)         0.40           95          1.18(a)

   $   --         $(0.04)        $11.50         0.06%   $   81,110        1.79%+(a)          0.60%+         25%         1.97%+(a)(e)
       --          (0.04)         11.53        40.30        87,314        1.89(a)(b)(c)      0.49           69          1.96(a)(d)
    (0.18)         (0.22)          8.25       (27.72)       37,399        1.97(a)            0.43           75          1.97(a)
    (1.03)         (1.06)         11.66         4.66        80,162        1.95(a)(b)         0.02          135          1.95(a)
    (3.42)         (3.48)         12.13        (3.05)       93,064        1.94(a)(b)         0.28          181          1.94(a)
    (1.86)         (1.86)         16.00        (1.24)      124,000        1.93(a)(b)        (0.35)          95          1.93(a)

   $   --         $(0.03)        $11.50         0.11%   $   18,850        1.79%+(a)          0.60%+         25%         1.97%+(a)(e)
       --          (0.04)         11.52        40.29        28,832        1.89(a)(b)(c)      0.49           69          1.96(a)(d)
    (0.18)         (0.23)          8.24       (27.72)        4,694        1.97(a)            0.43           75          1.97(a)
    (1.03)         (1.06)         11.65         4.58         7,496        1.95(a)(b)         0.02          135          1.95(a)
    (3.42)         (3.48)         12.13        (2.98)        8,479        1.94(a)(b)         0.28          181          1.94(a)
    (1.86)         (1.86)         15.99        (1.18)       10,042        1.93(a)(b)        (0.32)          95          1.93(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                              NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                                VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                              BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                              OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                              -------------------------------------------------------------------------
MIDCAP VALUE
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)....     $12.79        $ 0.06           $ 0.35(c)        $ 0.41          $(0.06)
Year ended 3/31/2004......................       8.72          0.12             4.07             4.19           (0.12)
Year ended 3/31/2003......................      11.32          0.10            (2.61)           (2.51)          (0.07)
Period ended 3/31/2002*...................      10.00          0.06             1.30             1.36           (0.04)
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)....     $12.77        $ 0.04           $ 0.35(c)        $ 0.39          $(0.04)
Year ended 3/31/2004......................       8.71          0.09             4.06             4.15           (0.09)
Year ended 3/31/2003......................      11.30          0.08            (2.60)           (2.52)          (0.05)
Period ended 3/31/2002*...................      10.00          0.04             1.30             1.34           (0.04)
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)....     $12.70        $(0.00)##        $ 0.33(c)        $ 0.33          $   --
Year ended 3/31/2004......................       8.67          0.00##           4.05             4.05           (0.02)
Year ended 3/31/2003......................      11.29          0.01            (2.59)           (2.58)          (0.02)
Period ended 3/31/2002*...................      10.00         (0.04)            1.35             1.31           (0.02)
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)....     $12.73        $(0.00)##        $ 0.34(c)        $ 0.34          $   --
Year ended 3/31/2004......................       8.69          0.00##           4.05             4.05           (0.01)
Year ended 3/31/2003......................      11.31          0.01            (2.59)           (2.58)          (0.02)
Period ended 3/31/2002*...................      10.00         (0.05)            1.36             1.31           (0.00)##

---------------

 * MidCap Value Primary A, Investor A, Investor B and Investor C Shares commenced operations on November 20, 2001.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

(c)The effect of the Adviser's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain/(loss) on investments (per share). The effect of this reimbursement for the period ended September 30, 2004 was to increase net realized and unrealized gain/(loss) on investments by $0.01 for Primary A, Investor A, Investor B and Investor C Shares.

(d)Without the effect of the Adviser's reimbursement for the Fund exceeding certain investment restrictions total return would have been 3.74%, 3.61%, 3.13% and 3.21% for Primary A, Investor A, Investor B and Investor C Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 88

NATIONS FUNDS



                                                                                 RATIO OF       RATIO OF NET
DISTRIBUTIONS      TOTAL      INCREASE DUE   NET ASSET              NET ASSETS  OPERATING        INVESTMENT
  FROM NET       DIVIDENDS     TO CAPITAL      VALUE                  END OF     EXPENSES       INCOME/(LOSS)  PORTFOLIO
  REALIZED          AND       CONTRIBUTIONS   END OF     TOTAL        PERIOD    TO AVERAGE       TO AVERAGE    TURNOVER
    GAINS      DISTRIBUTIONS  (SEE NOTE 3)    PERIOD    RETURN++      (000)     NET ASSETS       NET ASSETS      RATE
------------------------------------------------------------------------------------------------------------------------


   $(0.48)        $(0.54)         $0.01       $12.67       3.64%(d)  $509,919      0.96%+(a)(b)       0.97%+      27%
       --          (0.12)            --        12.79      48.18       492,327      1.03(a)            1.04        79
    (0.02)         (0.09)            --         8.72     (22.27)      294,087      1.16(a)            1.11        98
       --          (0.04)            --        11.32      13.63        98,888      1.25+(a)           0.64+       19

   $(0.48)        $(0.52)         $0.01       $12.65       3.52%(d)  $  8,501      1.21%+(a)(b)       0.72%+      27%
       --          (0.09)            --        12.77      47.80         8,121      1.28(a)            0.79        79
    (0.02)         (0.07)            --         8.71     (22.36)        3,270      1.41(a)            0.86        98
       --          (0.04)            --        11.30      13.37           573      1.50+(a)           0.39+       19

   $(0.48)        $(0.48)         $0.01       $12.56       3.03%(d)  $  3,715      1.96%+(a)(b)      (0.03)%+     27%
       --          (0.02)            --        12.70      46.56         3,650      2.03(a)            0.04        79
    (0.02)         (0.04)            --         8.67     (22.93)        1,961      2.16(a)            0.11        98
       --          (0.02)            --        11.29      13.14           524      2.25+(a)          (0.36)+      19

   $(0.48)        $(0.48)         $0.01       $12.60       3.10%(d)  $    786      1.96%+(a)(b)      (0.03)%+     27%
       --          (0.01)            --        12.73      46.66           684      2.03(a)            0.04        79
    (0.02)         (0.04)            --         8.69     (22.89)          362      2.16(a)            0.11        98
       --          (0.00)##          --        11.31      13.10            93      2.25+(a)          (0.36)+      19

     WITHOUT WAIVERS
     AND/OR EXPENSE
     REIMBURSEMENTS
     ---------------
        RATIO OF
        OPERATING
       EXPENSES TO
         AVERAGE
       NET ASSETS
     ---------------


          0.96%+(a)
          1.03(a)
          1.16(a)
          2.03+(a)

          1.21%+(a)
          1.28(a)
          1.41(a)
          2.28+(a)

          1.96%+(a)
          2.03(a)
          2.16(a)
          3.03+(a)

          1.96%+(a)
          2.03(a)
          2.16(a)
          3.03+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.



                                              NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                                VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                              BEGINNING     INVESTMENT    GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                              OF PERIOD   INCOME/(LOSS)#   INVESTMENTS     FROM OPERATIONS     INCOME
                                              -------------------------------------------------------------------------
SMALLCAP VALUE
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)....     $12.30         $ 0.00##        $ 0.31           $ 0.31         $    --
Year ended 3/31/2004......................       7.73           0.02            4.67             4.69           (0.03)
Period ended 3/31/2003*...................      10.00           0.03           (2.28)           (2.25)          (0.02)
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)....     $12.26         $(0.01)         $ 0.30           $ 0.29         $    --
Year ended 3/31/2004......................       7.71          (0.01)           4.67             4.66           (0.02)
Period ended 3/31/2003*...................      10.00           0.01           (2.28)           (2.27)          (0.02)
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)....     $12.13         $(0.06)         $ 0.30           $ 0.24         $    --
Year ended 3/31/2004......................       7.68          (0.09)           4.63             4.54              --
Period ended 3/31/2003*...................      10.00          (0.04)          (2.28)           (2.32)          (0.00)##
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)....     $12.13         $(0.06)         $ 0.29           $ 0.23         $    --
Year ended 3/31/2004......................       7.67          (0.09)           4.64             4.55              --
Period ended 3/31/2003*...................      10.00          (0.04)          (2.29)           (2.33)          (0.00)##

---------------

 * SmallCap Value Primary A, Investor A, Investor B and Investor C Shares commenced operations on May 1, 2002.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 90

NATIONS FUNDS

                                                                                                                    WITHOUT WAIVERS
                                                                                                                    AND/OR EXPENSE
                                                                                                                    REIMBURSEMENTS
                                                                                                                    ---------------
                                                                       RATIO OF          RATIO OF NET                  RATIO OF
DISTRIBUTIONS      TOTAL        NET ASSET               NET ASSETS    OPERATING           INVESTMENT                   OPERATING
  FROM NET       DIVIDENDS        VALUE                   END OF       EXPENSES         INCOME/(LOSS)    PORTFOLIO    EXPENSES TO
  REALIZED          AND          END OF       TOTAL       PERIOD      TO AVERAGE          TO AVERAGE     TURNOVER       AVERAGE
    GAINS      DISTRIBUTIONS     PERIOD      RETURN++      (000)      NET ASSETS          NET ASSETS       RATE       NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------


   $(0.87)        $(0.87)        $11.74         3.40%    $165,160        1.30%+(a)(b)        0.01%+          34%         1.32%+(a)
    (0.09)         (0.12)         12.30        60.96      151,556        1.30(a)             0.15           111          1.35(a)
       --          (0.02)          7.73       (22.50)      70,168        1.30+(a)            0.45+           89          1.57+(a)

   $(0.87)        $(0.87)        $11.68         3.24%    $  4,286        1.55%+(a)(b)       (0.24)%+         34%         1.57%+(a)
    (0.09)         (0.11)         12.26        60.64        3,840        1.55(a)            (0.10)          111          1.60(a)
       --          (0.02)          7.71       (22.75)       1,122        1.55+(a)            0.20+           89          1.82+(a)

   $(0.87)        $(0.87)        $11.50         2.84%    $  1,447        2.30%+(a)(b)       (0.99)%+         34%         2.32%+(a)
    (0.09)         (0.09)         12.13        59.34        1,395        2.30(a)            (0.85)          111          2.35(a)
       --          (0.00)##        7.68       (23.20)         341        2.30+(a)           (0.55)+          89          2.57+(a)

   $(0.87)        $(0.87)        $11.49         2.84%    $    336        2.30%+(a)(b)       (0.99)%+         34%         2.32%+(a)
    (0.09)         (0.09)         12.13        59.54          278        2.30(a)            (0.85)          111          2.35(a)
       --          (0.00)##        7.67       (23.29)          56        2.30+(a)           (0.55)+          89          2.57+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.



                                              NET ASSET                    NET REALIZED     NET INCREASE/    DISTRIBUTIONS
                                                VALUE          NET        AND UNREALIZED    (DECREASE) IN      FROM NET
                                              BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE     REALIZED
                                              OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS       GAINS
                                              ----------------------------------------------------------------------------
GROWTH*
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)#...     $15.96        $(0.00)##        $ 0.15           $ 0.15           $   --
Year ended 3/31/2004#.....................      11.95         (0.02)            4.03             4.01               --
Year ended 3/31/2003#.....................      14.79         (0.05)           (2.79)           (2.84)              --
Year ended 3/31/2002#.....................      14.91         (0.06)           (0.06)           (0.12)              --
Year ended 3/31/2001......................      21.61         (0.01)           (6.53)           (6.54)           (0.16)
Year ended 3/31/2000......................      14.91         (0.07)            6.81             6.74            (0.04)
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)#...     $15.80        $(0.02)          $ 0.15           $ 0.13           $   --
Year ended 3/31/2004#.....................      11.86         (0.06)            4.00             3.94               --
Year ended 3/31/2003#.....................      14.72         (0.08)           (2.78)           (2.86)              --
Year ended 3/31/2002#.....................      14.87         (0.09)           (0.06)           (0.15)              --
Year ended 3/31/2001......................      21.62         (0.05)           (6.54)           (6.59)           (0.16)
Year ended 3/31/2000......................      14.95         (0.11)            6.82             6.71            (0.04)
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)#...     $15.12        $(0.08)          $ 0.14           $ 0.06           $   --
Year ended 3/31/2004#.....................      11.43         (0.16)            3.85             3.69               --
Year ended 3/31/2003#.....................      14.29         (0.17)           (2.69)           (2.86)              --
Year ended 3/31/2002#.....................      14.55         (0.20)           (0.06)           (0.26)              --
Year ended 3/31/2001......................      21.31         (0.18)           (6.42)           (6.60)           (0.16)
Year ended 3/31/2000......................      14.85         (0.24)            6.74             6.50            (0.04)
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)#...     $15.14        $(0.08)          $ 0.14           $ 0.06           $   --
Year ended 3/31/2004#.....................      11.44         (0.17)            3.87             3.70               --
Year ended 3/31/2003#.....................      14.31         (0.17)           (2.70)           (2.87)              --
Year ended 3/31/2002#.....................      14.57         (0.20)           (0.06)           (0.26)              --
Year ended 3/31/2001......................      21.34         (0.17)           (6.44)           (6.61)           (0.16)
Year ended 3/31/2000......................      14.86         (0.25)            6.77             6.52            (0.04)

---------------

  * The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Growth Master Portfolio.

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

### Amount represents results prior to conversion to a master-feeder structure.

 (a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b)The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.12% for Primary A Shares, 1.37% for Investor A Shares and 2.12% each for Investor B and Investor C Shares.

 (c)The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 15) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.09% for Primary A Shares, 1.34% for Investor A Shares and 2.09% each for Investor B and Investor C Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 92

NATIONS FUNDS

                                                                                  WITHOUT WAIVERS
                                                                                  AND/OR EXPENSE
                                                                                  REIMBURSEMENTS
                                                                                  ---------------
                                        RATIO OF     RATIO OF NET                    RATIO OF
NET ASSET               NET ASSETS     OPERATING      INVESTMENT                     OPERATING
  VALUE                   END OF        EXPENSES    INCOME/(LOSS)     PORTFOLIO     EXPENSES TO
 END OF      TOTAL        PERIOD       TO AVERAGE     TO AVERAGE      TURNOVER        AVERAGE
 PERIOD     RETURN++       (000)       NET ASSETS     NET ASSETS        RATE        NET ASSETS
-------------------------------------------------------------------------------------------------


 $16.11        0.94%     $405,562         1.09%+        (0.04)%+          --           1.12%+(c)
  15.96       33.56       371,942         1.12          (0.17)            --           1.14(b)
  11.95      (19.20)      106,436         1.17          (0.37)            --           1.17
  14.79       (0.80)       58,752         1.14          (0.39)            --           1.14
  14.91      (30.42)       80,526         1.10          (0.03)            --           1.10
  21.61       45.33       113,028         1.23(a)       (0.37)            55%###       1.23(a)

 $15.93        0.82%     $627,438         1.34%+        (0.29)%+          --           1.37%+(c)
  15.80       33.22       546,537         1.37          (0.42)            --           1.39(b)
  11.86      (19.43)      279,840         1.42          (0.62)            --           1.42
  14.72       (1.01)      217,963         1.39          (0.64)            --           1.39
  14.87      (30.63)      164,031         1.35          (0.28)            --           1.35
  21.62       45.01       175,859         1.48(a)       (0.62)            55%###       1.48(a)

 $15.18        0.40%     $187,564         2.09%+        (1.04)%+          --           2.12%+(c)
  15.12       32.28       200,270         2.12          (1.17)            --           2.14(b)
  11.43      (20.01)      137,432         2.17          (1.37)            --           2.17
  14.29       (1.79)      209,503         2.14          (1.39)            --           2.14
  14.55      (31.13)      239,621         2.10          (1.03)            --           2.10
  21.31       43.90       305,607         2.23(a)       (1.37)            55%###       2.23(a)

 $15.20        0.40%     $220,981         2.09%+        (1.04)%+          --           2.12%+(c)
  15.14       32.34       177,599         2.12          (1.17)            --           2.14(b)
  11.44      (20.06)       55,913         2.17          (1.37)            --           2.17
  14.31       (1.78)       31,886         2.14          (1.39)            --           2.14
  14.57      (31.10)       32,365         2.10          (1.03)            --           2.10
  21.34       43.93        34,785         2.23(a)       (1.37)            55%###       2.23(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.



                                              NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                                VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                              BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                              OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                              -------------------------------------------------------------------------
STRATEGIC GROWTH*
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)#...     $11.58        $ 0.03           $(0.24)(f)       $(0.21)         $   --
Year ended 3/31/2004#.....................       8.78          0.05             2.81             2.86           (0.06)
Year ended 3/31/2003#.....................      12.35          0.07            (3.59)           (3.52)          (0.05)
Year ended 3/31/2002#.....................      12.47          0.02            (0.12)           (0.10)          (0.02)
Year ended 3/31/2001......................      17.03         (0.01)           (4.51)           (4.52)          (0.01)
Year ended 3/31/2000#.....................      13.86         (0.02)            3.39             3.37              --
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)#...     $11.55        $ 0.01           $(0.24)(f)       $(0.23)         $   --
Year ended 3/31/2004#.....................       8.76          0.03             2.79             2.82           (0.03)
Year ended 3/31/2003#.....................      12.31          0.04            (3.56)           (3.52)          (0.03)
Year ended 3/31/2002#.....................      12.44         (0.01)           (0.11)           (0.12)          (0.01)
Year ended 3/31/2001......................      16.98         (0.04)           (4.47)           (4.51)             --
Period ended 3/31/2000**#.................      13.88         (0.03)            3.19             3.16              --
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)#...     $11.21        $(0.03)          $(0.24)(f)       $(0.27)         $   --
Year ended 3/31/2004#.....................       8.54         (0.05)            2.72             2.67              --
Year ended 3/31/2003#.....................      12.07         (0.03)           (3.50)           (3.53)          (0.00)##
Year ended 3/31/2002#.....................      12.29         (0.10)           (0.12)           (0.22)          (0.00)##
Year ended 3/31/2001......................      16.90         (0.14)           (4.44)           (4.58)             --
Period ended 3/31/2000**#.................      13.88         (0.10)            3.18             3.08              --
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)#...     $11.21        $(0.03)          $(0.23)(f)       $(0.26)         $   --
Year ended 3/31/2004#.....................       8.54         (0.05)            2.72             2.67              --
Year ended 3/31/2003#.....................      12.08         (0.03)           (3.51)           (3.54)             --
Year ended 3/31/2002#.....................      12.30         (0.10)           (0.12)           (0.22)          (0.00)##
Year ended 3/31/2001......................      16.92         (0.14)           (4.45)           (4.59)             --
Period ended 3/31/2000**#.................      13.88         (0.10)            3.20             3.10              --

---------------
 * The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Strategic Growth Master Portfolio.
 + Annualized.
 ++Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
 **Strategic Growth Investor A, Investor B and Investor C Shares commenced operations on August 2, 1999.
 # Per share net investment income/(loss) has been calculated using the monthly average shares method.
 ##Amount represents less than $0.01 per share.
###Amount represents results prior to conversion to a master-feeder structure on
   May 13, 2002.
 (a)
   The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
 (b)
   The effect of interest expense on the operating expense ratio was less than 0.01%.
 (c)
   The reimbursement from Investment Adviser is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.
 (d)
   The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.93% for Primary A Shares, 1.18% for Investor A Shares and 1.93% each for Investor B and Investor C Shares.
 (e)
   The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 15) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.94% for Primary A Shares, 1.19% for Investor A Shares and 1.94% each for Investor B and Investor C Shares.
 (f)
   The effect of the Adviser's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain/(loss) on investments (per share). The effect of this reimbursement for the period ended September 30, 2004 was less than $0.01 for Primary A, Investor A, Investor B and Investor C Shares.
 (g)
   Without the effect of the Adviser's reimbursement for the Fund exceeding certain investment restrictions total return would have been (1.80)%, (1.98)%, (2.40)% and (2.31)% for Primary A, Investor A, Investor B and Investor C Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 94

NATIONS FUNDS


                                                                            RATIO OF        RATIO OF NET
DISTRIBUTIONS     TOTAL        NET ASSET                  NET ASSETS       OPERATING         INVESTMENT
  FROM NET      DIVIDENDS        VALUE                      END OF          EXPENSES       INCOME/(LOSS)    PORTFOLIO
  REALIZED         AND          END OF       TOTAL          PERIOD         TO AVERAGE        TO AVERAGE     TURNOVER
    GAINS     DISTRIBUTIONS     PERIOD      RETURN++         (000)         NET ASSETS        NET ASSETS       RATE
----------------------------------------------------------------------------------------------------------------------


   $   --        $   --         $11.37        (1.81)%(g)  $1,354,298          0.94%+            0.47%+         --
       --         (0.06)         11.58        32.58        1,517,644          0.93(c)           0.52           --
       --         (0.05)          8.78       (28.55)       1,393,260          0.94              0.69           15%###
       --         (0.02)         12.35        (0.83)       1,230,030          0.94(a)           0.20           71
    (0.03)        (0.04)         12.47       (26.62)       1,182,028          0.94(a)(b)       (0.09)          56
    (0.20)        (0.20)         17.03        24.63          860,124          0.97             (0.10)          23

   $   --        $   --         $11.32        (1.99)%(g)  $  218,521          1.19%+            0.22%+         --
       --         (0.03)         11.55        32.21          245,616          1.18(c)           0.27           --
       --         (0.03)          8.76       (28.61)         213,691          1.19              0.44           15%###
       --         (0.01)         12.31        (0.97)          26,742          1.19(a)          (0.05)          71
    (0.03)        (0.03)         12.44       (26.62)          11,895          1.19(a)(b)       (0.34)          56
    (0.06)        (0.06)         16.98        22.86            5,503          1.22+            (0.35)+         23

   $   --        $   --         $10.94        (2.41)%(g)  $   39,725          1.94%+           (0.53)%+        --
       --            --          11.21        31.26           44,571          1.93(c)          (0.48)          --
       --         (0.00)##        8.54       (29.23)          38,972          1.94             (0.31)          15%###
       --         (0.00)##       12.07        (1.78)           8,358          1.94(a)          (0.80)          71
    (0.03)        (0.03)         12.29       (27.16)           6,758          1.94(a)(b)       (1.09)          56
    (0.06)        (0.06)         16.90        22.29            4,934          1.97+            (1.10)+         23

   $   --        $   --         $10.95        (2.32)%(g)  $   15,673          1.94%+           (0.53)%+        --
       --            --          11.21        31.26           16,702          1.93(c)          (0.48)          --
       --            --           8.54       (29.30)          12,857          1.94             (0.31)          15%###
       --         (0.00)##       12.08        (1.78)           2,645          1.94(a)          (0.80)          71
    (0.03)        (0.03)         12.30       (27.14)           2,137          1.94(a)(b)       (1.09)          56
    (0.06)        (0.06)         16.92        22.36            1,706          1.97+            (1.10)+         23

               WITHOUT WAIVERS
               AND/OR EXPENSE
               REIMBURSEMENTS
               ---------------
                  RATIO OF
DISTRIBUTIONS     OPERATING
  FROM NET       EXPENSES TO
  REALIZED         AVERAGE
    GAINS        NET ASSETS
-------------  ---------------

   $   --           0.98%+(e)
       --           0.96(d)
       --           0.94
       --           0.94(a)
    (0.03)          0.94(a)
    (0.20)          0.97

   $   --           1.23%+(e)
       --           1.21(d)
       --           1.19
       --           1.19(a)
    (0.03)          1.19(a)
    (0.06)          1.22+

   $   --           1.98%+(e)
       --           1.96(d)
       --           1.94
       --           1.94(a)
    (0.03)          1.94(a)
    (0.06)          1.97+

   $   --           1.98%+(e)
       --           1.96(d)
       --           1.94
       --           1.94(a)
    (0.03)          1.94(a)
    (0.06)          1.97+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.



                                              NET ASSET                    NET REALIZED     NET INCREASE/
                                                VALUE          NET        AND UNREALIZED    (DECREASE) IN
                                              BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE
                                              OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS
                                              ------------------------------------------------------------
FOCUSED EQUITIES*
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)#...     $16.98         $(0.01)         $(0.26)          $(0.27)
Year ended 3/31/2004#.....................      12.81          (0.04)           4.21             4.17
Year ended 3/31/2003#.....................      15.87          (0.05)          (3.01)           (3.06)
Year ended 3/31/2002#.....................      15.37          (0.05)           0.55             0.50
Year ended 3/31/2001......................      22.59          (0.01)          (7.13)           (7.14)
Year ended 3/31/2000#.....................      16.69          (0.01)           6.14             6.13
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)#...     $16.79         $(0.03)         $(0.26)          $(0.29)
Year ended 3/31/2004#.....................      12.70          (0.08)           4.17             4.09
Year ended 3/31/2003#.....................      15.77          (0.08)          (2.99)           (3.07)
Year ended 3/31/2002#.....................      15.31          (0.09)           0.55             0.46
Year ended 3/31/2001......................      22.56          (0.06)          (7.11)           (7.17)
Year ended 3/31/2000#.....................      16.73          (0.03)           6.09             6.06
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)#...     $16.08         $(0.09)         $(0.24)          $(0.33)
Year ended 3/31/2004#.....................      12.25          (0.19)           4.02             3.83
Year ended 3/31/2003#.....................      15.33          (0.18)          (2.90)           (3.08)
Year ended 3/31/2002#.....................      15.00          (0.20)           0.53             0.33
Year ended 3/31/2001......................      22.26          (0.20)          (6.98)           (7.18)
Year ended 3/31/2000#.....................      16.62          (0.09)           5.96             5.87
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)#...     $16.13         $(0.09)         $(0.24)          $(0.33)
Year ended 3/31/2004#.....................      12.29          (0.19)           4.03             3.84
Year ended 3/31/2003#.....................      15.38          (0.18)          (2.91)           (3.09)
Year ended 3/31/2002#.....................      15.05          (0.20)           0.53             0.33
Year ended 3/31/2001......................      22.33          (0.20)          (7.00)           (7.20)
Year ended 3/31/2000#.....................      16.67          (0.08)           5.97             5.89

---------------

  * The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Focused Equities Master Portfolio.

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

### Amount represents results prior to conversion to a master-feeder structure.

 (a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b)The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.09% for Primary A Shares, 1.34% for Investor A Shares and 2.09% each for Investor B and Investor C Shares.

 (c)The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 15) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.09% for Primary A Shares, 1.34% for Investor A Shares and 2.09% each for Investor B and Investor C Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 96

NATIONS FUNDS

                                                                                                    WITHOUT WAIVERS
                                                                                                    AND/OR EXPENSE
                                                                                                    REIMBURSEMENTS
                                                                                                    ---------------
                                                        RATIO OF        RATIO OF NET                   RATIO OF
DISTRIBUTIONS   NET ASSET              NET ASSETS      OPERATING         INVESTMENT                    OPERATING
  FROM NET        VALUE                  END OF         EXPENSES       INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
  REALIZED       END OF      TOTAL       PERIOD        TO AVERAGE        TO AVERAGE     TURNOVER        AVERAGE
    GAINS        PERIOD     RETURN++     (000)         NET ASSETS        NET ASSETS       RATE        NET ASSETS
-------------------------------------------------------------------------------------------------------------------


   $   --        $16.71       (1.59)%  $  668,545         1.09%+           (0.13)%+        --            1.12%+(c)
       --         16.98       32.55       701,306         1.09             (0.24)          --            1.12(b)
       --         12.81      (19.28)      384,706         1.12             (0.35)          --            1.12
       --         15.87        3.25       346,435         1.11             (0.33)          --            1.11
    (0.08)        15.37      (31.67)      354,798         1.09             (0.05)          --            1.09
    (0.23)        22.59       37.13       326,745         1.16(a)          (0.35)          53%###        1.16(a)

   $   --        $16.50       (1.73)%  $1,036,252         1.34%+           (0.38)%+        --            1.37%+(c)
       --         16.79       32.20     1,030,985         1.34             (0.49)          --            1.37(b)
       --         12.70      (19.47)      537,958         1.37             (0.60)          --            1.37
       --         15.77        3.00       507,590         1.36             (0.58)          --            1.36
    (0.08)        15.31      (31.80)      491,437         1.34             (0.30)          --            1.34
    (0.23)        22.56       36.62       690,166         1.41(a)          (0.60)          53%###        1.41(a)

   $   --        $15.75       (2.05)%  $  525,350         2.09%+           (1.13)%+        --            2.12%+(c)
       --         16.08       31.27       576,884         2.09             (1.24)          --            2.12(b)
       --         12.25      (20.09)      462,082         2.12             (1.35)          --            2.12
       --         15.33        2.20       679,688         2.11             (1.33)          --            2.11
    (0.08)        15.00      (32.32)      741,285         2.09             (1.05)          --            2.09
    (0.23)        22.26       35.71     1,003,840         2.16(a)          (1.35)          53%###        2.16(a)

   $   --        $15.80       (2.05)%  $  353,028         2.09%+           (1.13)%+        --            2.12%+(c)
       --         16.13       31.24       342,885         2.09             (1.24)          --            2.12(b)
       --         12.29      (20.09)      175,032         2.12             (1.35)          --            2.12
       --         15.38        2.19       188,842         2.11             (1.33)          --            2.11
    (0.08)        15.05      (32.31)      203,642         2.09             (1.05)          --            2.09
    (0.23)        22.33       35.72       247,509         2.16(a)          (1.35)          53%###        2.16(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.



                                              NET ASSET                    NET REALIZED     NET INCREASE/
                                                VALUE          NET        AND UNREALIZED    (DECREASE) IN
                                              BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE
                                              OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS
                                              ------------------------------------------------------------
MIDCAP GROWTH
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)#...     $11.74        $(0.03)          $(0.47)(c)       $(0.50)
Year ended 3/31/2004#.....................       8.66         (0.05)            3.13             3.08
Year ended 3/31/2003#.....................      13.21         (0.04)           (4.51)           (4.55)
Year ended 3/31/2002#.....................      14.63         (0.05)           (1.37)           (1.42)
Year ended 3/31/2001......................      22.41         (0.03)           (4.02)           (4.05)
Year ended 3/31/2000#.....................      13.31         (0.07)            9.81             9.74
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)#...     $11.26        $(0.04)          $(0.45)(c)       $(0.49)
Year ended 3/31/2004#.....................       8.33         (0.07)            3.00             2.93
Year ended 3/31/2003#.....................      12.73         (0.07)           (4.33)           (4.40)
Year ended 3/31/2002#.....................      14.14         (0.09)           (1.32)           (1.41)
Year ended 3/31/2001......................      21.87         (0.09)           (3.91)           (4.00)
Year ended 3/31/2000#.....................      13.04         (0.12)            9.59             9.47
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)#...     $10.02        $(0.08)          $(0.39)(c)       $(0.47)
Year ended 3/31/2004#.....................       7.46         (0.13)            2.69             2.56
Year ended 3/31/2003#.....................      11.51         (0.12)           (3.93)           (4.05)
Year ended 3/31/2002#.....................      12.87         (0.17)           (1.19)           (1.36)
Year ended 3/31/2001......................      20.38         (0.19)           (3.59)           (3.78)
Year ended 3/31/2000#.....................      12.28         (0.22)            8.96             8.74
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)#...     $10.08        $(0.08)          $(0.40)(c)       $(0.48)
Year ended 3/31/2004#.....................       7.51         (0.13)            2.70             2.57
Year ended 3/31/2003#.....................      11.57         (0.12)           (3.94)           (4.06)
Year ended 3/31/2002#.....................      12.95         (0.17)           (1.21)           (1.38)
Year ended 3/31/2001......................      20.47         (0.17)           (3.62)           (3.79)
Year ended 3/31/2000#.....................      12.33         (0.22)            9.00             8.78

---------------

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

(c)The effect of the Adviser's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain/(loss) on investments (per share). The effect of this reimbursement for the period ended September 30, 2004 was to increase net realized and unrealized gain/(loss) on investments by $0.02 for Primary A, Investor A, Investor B and Investor C Shares.

(d)Without the effect of the Adviser's reimbursement for the Fund exceeding certain investment restrictions total return would have been (4.05)%, (4.13)%, (4.48)% and (4.55)% for Primary A, Investor A, Investor B and Investor C Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 98

NATIONS FUNDS

                                                                                                      WITHOUT WAIVERS
                                                                                                       AND/OR EXPENSE
                                                                                                       REIMBURSEMENTS
                                                                                                      ----------------
                                                        RATIO OF         RATIO OF NET                     RATIO OF
DISTRIBUTIONS   NET ASSET                 NET ASSETS    OPERATING         INVESTMENT                     OPERATING
  FROM NET        VALUE                     END OF      EXPENSES        INCOME/(LOSS)     PORTFOLIO     EXPENSES TO
  REALIZED       END OF      TOTAL          PERIOD     TO AVERAGE         TO AVERAGE      TURNOVER        AVERAGE
    GAINS        PERIOD     RETURN++        (000)      NET ASSETS         NET ASSETS        RATE         NET ASSETS
----------------------------------------------------------------------------------------------------------------------


   $   --        $11.24       (4.26)%(d)   $393,061       0.98%+(a)(b)      (0.56)%+         16%            0.98%+(a)
       --         11.74       35.57         461,304       0.96(a)(b)        (0.46)           65             0.96(a)
       --          8.66      (34.44)        402,987       0.97(a)(b)        (0.45)           58             0.97(a)
       --         13.21       (9.71)        547,514       0.97(a)(b)        (0.39)           39             0.97(a)
    (3.73)        14.63      (20.67)        388,152       0.98(a)           (0.27)           39             0.98(a)
    (0.64)        22.41       75.34         281,951       1.00(a)(b)        (0.45)           46             1.00(a)

   $   --        $10.77       (4.35)%(d)   $ 20,407       1.23%+(a)(b)      (0.81)%+         16%            1.23%+(a)
       --         11.26       35.17          22,673       1.21(a)(b)        (0.71)           65             1.21(a)
       --          8.33      (34.56)         18,120       1.22(a)(b)        (0.70)           58             1.22(a)
       --         12.73       (9.97)         32,138       1.22(a)(b)        (0.64)           39             1.22(a)
    (3.73)        14.14      (20.98)         16,536       1.23(a)           (0.52)           39             1.23(a)
    (0.64)        21.87       74.82          22,741       1.25(a)(b)        (0.70)           46             1.25(a)

   $   --        $ 9.55       (4.69)%(d)   $ 23,274       1.98%+(a)(b)      (1.56)%+         16%            1.98%+(a)
       --         10.02       34.32          26,662       1.96(a)(b)        (1.46)           65             1.96(a)
       --          7.46      (35.19)         21,990       1.97(a)(b)        (1.45)           58             1.97(a)
       --         11.51      (10.57)         45,368       1.97(a)(b)        (1.39)           39             1.97(a)
    (3.73)        12.87      (21.51)         44,261       1.98(a)           (1.27)           39             1.98(a)
    (0.64)        20.38       73.47          49,606       2.00(a)(b)        (1.45)           46             2.00(a)

   $   --        $ 9.60       (4.76)%(d)   $  1,521       1.98%+(a)(b)      (1.56)%+         16%            1.98%+(a)
       --         10.08       34.22           1,816       1.96(a)(b)        (1.46)           65             1.96(a)
       --          7.51      (35.09)          1,709       1.97(a)(b)        (1.45)           58             1.97(a)
       --         11.57      (10.66)          3,024       1.97(a)(b)        (1.39)           39             1.97(a)
    (3.73)        12.95      (21.46)          3,248       1.98(a)           (1.27)           39             1.98(a)
    (0.64)        20.47       73.50           2,628       2.00(a)(b)        (1.45)           46             2.00(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.



                                              NET ASSET                    NET REALIZED     NET INCREASE/
                                                VALUE          NET        AND UNREALIZED    (DECREASE) IN
                                              BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE
                                              OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS
                                              ------------------------------------------------------------
21ST CENTURY
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)#...     $ 9.80        $   --##         $(0.05)          $(0.05)
Year ended 3/31/2004#.....................       6.24         (0.03)            3.59             3.56
Year ended 3/31/2003#.....................       7.10         (0.05)           (0.81)           (0.86)
Year ended 3/31/2002#.....................       6.99         (0.05)            0.16             0.11
Period ended 3/31/2001*...................      10.00         (0.03)           (2.98)           (3.01)
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)#...     $ 9.70        $(0.02)          $(0.04)          $(0.06)
Year ended 3/31/2004#.....................       6.19         (0.05)            3.56             3.51
Year ended 3/31/2003#.....................       7.06         (0.07)           (0.80)           (0.87)
Year ended 3/31/2002#.....................       6.97         (0.07)            0.16             0.09
Period ended 3/31/2001*...................      10.00         (0.06)           (2.97)           (3.03)
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)#...     $ 9.42        $(0.05)          $(0.05)          $(0.10)
Year ended 3/31/2004#.....................       6.05         (0.13)            3.50             3.37
Year ended 3/31/2003#.....................       6.96         (0.12)           (0.79)           (0.91)
Year ended 3/31/2002#.....................       6.92         (0.12)            0.16             0.04
Period ended 3/31/2001*...................      10.00         (0.11)           (2.97)           (3.08)
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)#...     $ 9.42        $(0.05)          $(0.05)          $(0.10)
Year ended 3/31/2004#.....................       6.05         (0.13)            3.50             3.37
Year ended 3/31/2003#.....................       6.96         (0.12)           (0.79)           (0.91)
Year ended 3/31/2002#.....................       6.92         (0.12)            0.16             0.04
Period ended 3/31/2001*...................      10.00         (0.11)           (2.97)           (3.08)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * 21st Century Primary A, Investor A, Investor B and Investor C Shares commenced operations on April 10, 2000.

 **Reflects overall Fund ratios for investment income.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 100

NATIONS FUNDS

                                                                                      WITHOUT WAIVERS
                                                                                       AND/OR EXPENSE
                                                                                       REIMBURSEMENTS
                                                                                      ----------------
                                        RATIO OF        RATIO OF NET                      RATIO OF
NET ASSET              NET ASSETS      OPERATING         INVESTMENT                      OPERATING
  VALUE                  END OF         EXPENSES        INCOME/(LOSS)     PORTFOLIO     EXPENSES TO
 END OF      TOTAL       PERIOD        TO AVERAGE        TO AVERAGE       TURNOVER        AVERAGE
 PERIOD     RETURN++     (000)         NET ASSETS        NET ASSETS         RATE         NET ASSETS
------------------------------------------------------------------------------------------------------


  $9.75       (0.51)%   $62,651           1.19%+(a)         (0.07)%+          74%           1.19%+(a)
   9.80       57.05      37,027           1.24(a)(b)        (0.34)           204            1.24(a)
   6.24      (12.11)      3,543           1.45(a)(b)        (0.81)           308            1.46(a)
   7.10        1.57       3,356           1.37(a)           (0.72)           419            1.37(a)
   6.99      (30.10)      5,686           1.35+             (0.41)+          426            1.35+

  $9.64       (0.62)%   $62,672           1.44%+(a)         (0.32)%+          74%           1.44%+(a)
   9.70       56.70      48,630           1.49(a)(b)        (0.59)**         204            1.49(a)
   6.19      (12.32)     10,853           1.70(a)(b)        (1.06)           308            1.71(a)
   7.06        1.29      14,741           1.62(a)           (0.97)           419            1.62(a)
   6.97      (30.30)     19,644           1.60+             (0.66)+          426            1.60+

  $9.32       (1.06)%   $47,711           2.19%+(a)         (1.07)%+          74%           2.19%+(a)
   9.42       55.70      48,277           2.24(a)(b)        (1.34)**         204            2.24(a)
   6.05      (13.07)     29,562           2.45(a)(b)        (1.81)           308            2.46(a)
   6.96        0.58      43,187           2.37(a)           (1.72)           419            2.37(a)
   6.92      (30.80)     50,404           2.35+             (1.41)+          426            2.35+

  $9.32       (1.06)%   $17,989           2.19%+(a)         (1.07)%+          74%           2.19%+(a)
   9.42       55.70      14,700           2.24(a)(b)        (1.34)**         204            2.24(a)
   6.05      (13.07)      3,517           2.45(a)(b)        (1.81)           308            2.46(a)
   6.96        0.58       4,660           2.37(a)           (1.72)           419            2.37(a)
   6.92      (30.80)      6,557           2.35+             (1.41)+          426            2.35+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.





                                              NET ASSET                    NET REALIZED     NET INCREASE/
                                                VALUE          NET        AND UNREALIZED    (DECREASE) IN
                                              BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE
                                              OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS
                                              ------------------------------------------------------------
SMALL COMPANY*
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)#...     $15.35        $(0.06)          $(0.86)          $(0.92)
Year ended 3/31/2004#.....................      10.14         (0.10)            5.31             5.21
Year ended 3/31/2003#.....................      15.07         (0.07)           (4.86)           (4.93)
Year ended 3/31/2002#.....................      13.69         (0.07)            1.45             1.38
Year ended 3/31/2001......................      22.66         (0.10)           (6.67)           (6.77)
Year ended 3/31/2000#.....................      11.50         (0.10)           11.29            11.19
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)#...     $15.04        $(0.07)          $(0.85)          $(0.92)
Year ended 3/31/2004#.....................       9.96         (0.13)            5.21             5.08
Year ended 3/31/2003#.....................      14.84         (0.10)           (4.78)           (4.88)
Year ended 3/31/2002#.....................      13.52         (0.10)            1.42             1.32
Year ended 3/31/2001......................      22.44         (0.14)           (6.58)           (6.72)
Year ended 3/31/2000#.....................      11.43         (0.15)           11.19            11.04
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)#...     $14.22        $(0.12)          $(0.79)          $(0.91)
Year ended 3/31/2004#.....................       9.49         (0.22)            4.95             4.73
Year ended 3/31/2003#.....................      14.25         (0.18)           (4.58)           (4.76)
Year ended 3/31/2002#.....................      13.08         (0.20)            1.37             1.17
Year ended 3/31/2001......................      21.94         (0.23)           (6.43)           (6.66)
Year ended 3/31/2000#.....................      11.23         (0.25)           10.99            10.74
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)#...     $14.42        $(0.12)          $(0.81)          $(0.93)
Year ended 3/31/2004#.....................       9.62         (0.22)            5.02             4.80
Year ended 3/31/2003#.....................      14.45         (0.18)           (4.65)           (4.83)
Year ended 3/31/2002#.....................      13.26         (0.20)            1.39             1.19
Year ended 3/31/2001......................      22.21         (0.25)           (6.50)           (6.75)
Year ended 3/31/2000#.....................      11.38         (0.23)           11.09            10.86

---------------

  * The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Small Company Master Portfolio.

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

### Amount represents results prior to conversion to a master-feeder structure on November 1, 2003.

 (a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b)The effect of interest expense on the operating expense ratio was less than 0.01%.

 (c)The reimbursement from Investment Adviser is included in the ratio of operating expenses to average net assets (with waivers). Absent this reimbursement, the ratios of operating expenses to average net assets would have been 1.15% for Primary A Shares, 1.40% for Investor A Shares and 2.15% each for Investor B and Investor C Shares.

 (d)The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.22% for Primary A Shares, 1.47% for Investor A Shares and 2.22% each for Investor B and Investor C Shares.

 (e)The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 15) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.23% for Primary A Shares, 1.48% for Investor A Shares and 2.23% each for Investor B and Investor C Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 102

NATIONS FUNDS

                                                                                                          WITHOUT WAIVERS
                                                                                                          AND/OR EXPENSE
                                                                                                          REIMBURSEMENTS
                                                                                                          ---------------
                                                               RATIO OF       RATIO OF NET                   RATIO OF
DISTRIBUTIONS     NET ASSET                 NET ASSETS        OPERATING        INVESTMENT                    OPERATING
  FROM NET          VALUE                     END OF           EXPENSES      INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
  REALIZED         END OF        TOTAL        PERIOD          TO AVERAGE       TO AVERAGE     TURNOVER        AVERAGE
    GAINS          PERIOD       RETURN++       (000)          NET ASSETS       NET ASSETS       RATE        NET ASSETS
-------------------------------------------------------------------------------------------------------------------------


   $   --          $14.43         (5.99)%    $422,368            1.15%+          (0.78)%+        --         1.27%+(e)
       --           15.35         51.38       509,419            1.13(b)(c)      (0.75)          40###      1.25(d)
       --           10.14        (32.71)      410,198            1.15(a)(b)      (0.61)          44         1.23(a)
       --           15.07         10.08       572,820            1.15(a)(b)      (0.48)          35         1.21(a)
    (2.20)          13.69        (31.86)      477,246            1.15(a)(b)      (0.52)          48         1.20(a)
    (0.03)          22.66         97.46       647,825            1.13(a)(b)      (0.65)          63         1.22(a)

   $   --          $14.12         (6.12)%    $131,751            1.40%+          (1.03)%+        --         1.52%+(e)
       --           15.04         51.00       212,854            1.38(b)(c)      (1.00)          40###      1.50(d)
       --            9.96        (32.88)      128,620            1.40(a)(b)      (0.86)          44         1.48(a)
       --           14.84          9.76       157,759            1.40(a)(b)      (0.73)          35         1.46(a)
    (2.20)          13.52        (31.96)      146,457            1.40(a)(b)      (0.77)          48         1.45(a)
    (0.03)          22.44         96.91       245,425            1.38(a)(b)      (0.90)          63         1.47(a)

   $   --          $13.31         (6.40)%    $ 16,750            2.15%+          (1.78)%+        --         2.27%+(e)
       --           14.22         49.84        19,367            2.13(b)(c)      (1.75)          40###      2.25(d)
       --            9.49        (33.40)       12,567            2.15(a)(b)      (1.61)          44         2.23(a)
       --           14.25          8.94        17,484            2.15(a)(b)      (1.48)          35         2.21(a)
    (2.20)          13.08        (32.45)       11,744            2.15(a)(b)      (1.52)          48         2.20(a)
    (0.03)          21.94         95.79        13,839            2.13(a)(b)      (1.65)          63         2.22(a)

   $   --          $13.49         (6.45)%    $  4,074            2.15%+          (1.78)%+        --         2.27%+(e)
       --           14.42         49.90         5,454            2.13(b)(c)      (1.75)          40###      2.25(d)
       --            9.62        (33.43)        3,644            2.15(a)(b)      (1.61)          44         2.23(a)
       --           14.45          8.97         3,871            2.15(a)(b)      (1.48)          35         2.21(a)
    (2.20)          13.26        (32.46)        2,813            2.15(a)(b)      (1.52)          48         2.20(a)
    (0.03)          22.21         95.76         3,588            2.13(a)(b)      (1.65)          63         2.22(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2004, Funds Trust offered fifty-six separate portfolios. These financial statements pertain only to certain domestic stock portfolios of Funds
Trust: Convertible Securities Fund, Asset Allocation Fund, Value Fund, MidCap Value Fund, SmallCap Value Fund, Growth Fund, Strategic Growth Fund, Focused Equities Fund, MidCap Growth Fund, 21st Century Fund and Small Company Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of Funds Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

Growth Fund, Strategic Growth Fund, Focused Equities Fund and Small Company Fund (the "Feeder Funds") seek to achieve their investment objectives by investing substantially all of their assets in Growth Master Portfolio, Strategic Growth Master Portfolio, Focused Equities Master Portfolio and Small Company Master Portfolio, respectively (the "Master Portfolios"), each a series of Nations Master Investment Trust (the "Master Trust"), another open-end management investment company in the Nations Funds family. The Master Portfolios each have the same investment objective as that of its corresponding Feeder Fund. The values of the Feeder Funds' investments in the respective Master Portfolios included in the Statements of net assets reflect the Feeder Funds' proportionate beneficial interests in the net assets of the respective Master Portfolios (95.5% for Growth Master Portfolio, 98.6% for Strategic Growth Master Portfolio, 99.0% for Focused Equities Master Portfolio and 96.9% for Small Company Master Portfolio at September 30, 2004). The financial statements of the Master Portfolios, including their schedules of investments, are included elsewhere within this report and should be read in conjunction with the Feeder Funds' financial statements. Other funds not registered under the 1940 Act and managed by Banc of America Capital Management, LLC ("BACAP"), whose financial statements are not presented here, also invest in the Master Portfolios.

SmallCap Value Fund and 21st Century Fund operate in a master-feeder structure. The Funds seek to achieve their investment objectives by investing substantially all of their assets in SmallCap Value Master Portfolio and 21st Century Master Portfolio of the Master Trust, which has the same investment objective as their corresponding Feeder Fund. Because the value of each Funds' investment in the SmallCap Value Master Portfolio and 21st Century Master Portfolio as of and for the six months ended September 30, 2004 represented substantially all of the beneficial interests in the SmallCap Value Master Portfolio and 21st Century Master Portfolio, the financial statements for the SmallCap Value Fund and 21st Century Fund reflect the consolidation of the SmallCap Value Master Portfolio and 21st Century Master Portfolio. Separate financial statements for the SmallCap Value Master Portfolio and 21st Century Master Portfolio have not been prepared and references in this report to SmallCap Value Fund and 21st Century Fund should be read to include references to the corresponding Master Portfolios.

Certain Funds invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


valued at the mean of the latest bid and asked prices. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

The valuation of each Feeder Funds' investment in its corresponding Master Portfolio is based on the reported net asset value of that Master Portfolio. The Master Portfolios use valuation policies consistent with those described above.

Futures contracts: All Funds may invest in futures contracts for the purposes of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Funds may purchase and write call and put options on securities, futures and swap contracts ("swaptions"). A Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures, and to seek to enhance return.

The Funds may write covered call options and put options on securities in which they are permitted to invest from time to time in seeking to attain each Fund's objective. Call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price. In the case of put options, a Fund is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Funds may also write combinations of covered puts and calls on the same underlying security. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Funds typically receive a premium from writing a put or call option, which would increase the Funds' return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received. Because

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

Foreign currency transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. London time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, each Fund may enter into forward foreign currency contracts only under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of assets and liabilities. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Swaps: The Funds may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in net realized gains/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of assets and liabilities. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund's basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. At September 30, 2004, the Funds had no swap contracts outstanding.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

Stripped securities: Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest-only security. The market value of these securities consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Dollar Rolls: The Funds may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund's policy is to record the component of dollar rolls using "to be announced" mortgage-backed securities ("TBA Dollar Rolls") as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. Asset Allocation Fund had dollar rolls outstanding as of September 30, 2004, which are included in Payable for investment securities purchased on its Statement of assets and liabilities. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar roll purchase commitments.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

The Feeder Funds record their share of the investment income and realized and unrealized gains and losses reported by the Master Portfolios on a daily basis. The investment income and realized and unrealized gains and losses are allocated daily to investors in the Master Portfolios based upon the relative value of their investments in the Master Portfolios.

Dividends and distributions to shareholders: Distributions from net investment income are declared and paid each calendar quarter by the Convertible Securities, Asset Allocation, Value and MidCap Value Funds. SmallCap Value, Growth, Strategic Growth, Focused Equities, MidCap Growth, 21st Century and Small Company Funds declare and pay distributions annually. The Funds may, however, declare and pay distributions from net investment income more frequently. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Expenses: General expenses of Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class. The Feeder Funds record their share of the expenses reported by the Master Portfolios on a daily basis. The expenses are allocated daily to investors in the Master Portfolios based upon the relative value of the Feeder Funds' investments in the Master Portfolios.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Funds Trust and Master Trust have entered into an investment advisory agreement (the "Investment Advisory Agreement") with BACAP, a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreement, BACAP is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following maximum annual rates multiplied by the average daily net assets of each Fund and Master Portfolio:

                                                                ANNUAL RATE
                                                                -----------
Asset Allocation............................................       0.60%
Convertible Securities, Value, MidCap Value, MidCap
  Growth....................................................       0.65%
21st Century................................................       0.75%
SmallCap Value..............................................       0.90%

The Growth, Strategic Growth, Focused Equities and Small Company Feeder Funds indirectly pay for investment advisory and sub-advisory services through their investments in their corresponding Master Portfolios (see Note 2 of Notes to financial statements of the Master Portfolios).

Master Trust has, on behalf of the 21st Century Fund, entered into a sub-advisory agreement with BACAP and Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of Bank of America, pursuant to which Marsico is entitled to receive a sub-advisory fee from BACAP at the maximum annual rate of 0.45% of the Fund's average daily net assets.

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of Funds Trust. Under the administration agreement, BACAP Distributors is currently entitled to receive a fee, computed daily and paid monthly, at the maximum annual rate of 0.23% of the average daily net assets of all Funds except for Asset Allocation Fund which pays a monthly fee at the maximum annual rate of 0.22% of its average daily net assets and Strategic Growth and Small Company Funds, which pay a monthly fee at the maximum annual rate of 0.18% of their average daily net assets and Growth and Focused Equities Funds, which pay a monthly fee at the maximum annual rate of 0.13% of their average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to an agreement with BACAP Distributors. For the six months ended September 30, 2004, BACAP Distributors earned 0.12% (annualized) of the Funds' average daily net assets (net of waivers and sub-administration fees) for its administration services.

BNY serves as the custodian of Funds Trust's assets.

PFPC Inc. serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Funds. Bank of America is entitled to receive from the transfer agent a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Primary A shares of the Funds. For the six months ended September 30,

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


2004, Bank of America earned the following sub-transfer agent fees from the Funds for providing such services and these amounts are included in "Transfer agent fees" in each Fund's Statements of operations.

                                                                SUB-TRANSFER
                                                                 AGENT FEE
FUND                                                               (000)
----------------------------------------------------------------------------
Convertible Securities......................................        $15
Asset Allocation............................................         --*
Value.......................................................         12
MidCap Value................................................          7
SmallCap Value..............................................          2
Growth......................................................          6
Strategic Growth............................................         23
Focused Equities............................................          6
MidCap Growth...............................................          6
21st Century................................................          1
Small Company...............................................          7

---------------

 *Amount represents less than $500.

BACAP Distributors serves as distributor of the Funds' shares. For the six months ended September 30, 2004, the Funds were informed that the distributor received the following:

                                                               FRONT END               CONTINGENT DEFERRED
                                                              SALES CHARGE                 SALES CHARGE
                                                                 (000)                        (000)
                                                              ------------    --------------------------------------
FUND                                                           INVESTOR A     INVESTOR A    INVESTOR B    INVESTOR C
--------------------------------------------------------------------------------------------------------------------
Convertible Securities......................................      $206           $12           $153          $ 5
Asset Allocation............................................        14            --             22           --*
Value.......................................................        57            --             61            5
MidCap Value................................................        10            --              4           --*
SmallCap Value..............................................         6            --              2           --*
Growth......................................................       248             1            133            7
Strategic Growth............................................        38            --             38           --*
Focused Equities............................................       353             2            463           23
MidCap Growth...............................................        10            --             19           --*
21st Century................................................       173            --*            50            2
Small Company...............................................        21            --             19            1

---------------

 *Amount represents less than $500.

For the six months ended September 30, 2004, the following Funds paid brokerage commissions to certain affiliates of BACAP in connection with the execution of various portfolio transactions:

FUND                                                            COMMISSIONS
---------------------------------------------------------------------------
Value.......................................................      $7,915
MidCap Value................................................       4,670

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from Funds Trust for serving as an Officer of Funds Trust.

Funds Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of Funds Trust. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statements of assets and liabilities.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Certain Funds have made daily investments of cash balances in Nations Cash Reserves, another portfolio of Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included in its Statement of operations as "Dividend income from affiliated funds." BACAP and BACAP Distributors earn advisory and administration fees on the investments made in the Nations Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Funds. For the six months ended September 30, 2004, BACAP and BACAP Distributors earned the following fees related to investments in affiliated funds:

                                                                                   ADMINISTRATION FEES
                                                                ADVISORY FEES       (EARNED BY BACAP
                                                              (EARNED BY BACAP)       DISTRIBUTORS)
FUND                                                                (000)                 (000)
------------------------------------------------------------------------------------------------------
Convertible Securities......................................         $ 7                   $3
Asset Allocation............................................          10                    5
Value.......................................................          15                    8
MidCap Value................................................           5                    3
SmallCap Value..............................................           3                    1
MidCap Growth...............................................           4                    2
21st Century................................................           5                    2

Asset Allocation Fund has invested in the High Yield Portfolio, a portfolio of the Master Investment Trust. The income earned by the Fund from such investment is included in its Statement of operations as "Dividend income from affiliated funds."

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  TOTAL OPERATING EXPENSE LIMITATIONS

BACAP and/or its affiliates may, from time to time, reduce its fees payable by each Fund. For the six months ended September 30, 2004 and until July 31, 2005, BACAP has agreed to waive its advisory fees for the Funds set forth below (as a percentage of the Funds' average daily net assets):

                                                              ANNUAL
FUND                                                           RATE
--------------------------------------------------------------------
Asset Allocation............................................   0.10%
Value.......................................................   0.05%

BACAP Distributors may, from time to time, reduce its fees payable by each Fund. For the six months ended September 30, 2004 and until July 31, 2005, BACAP Distributors has agreed to waive 0.10% of its administration fee for the Value Fund as a percentage of the Funds' average daily net assets.

In addition, during the six months ended September 30, 2004 and until July 31, 2005, BACAP and/or BACAP Distributors has agreed to reimburse expenses and/or waive fees to the extent that total expenses (excluding interest expense and shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

                                                              ANNUAL
FUND                                                           RATE
--------------------------------------------------------------------
MidCap Value................................................   1.25%
SmallCap Value..............................................   1.30%
Small Company...............................................   1.15%

BACAP and/or BACAP Distributors is entitled to recover from MidCap Value Fund, SmallCap Value Fund and Small Company Fund any fees waived or expenses reimbursed by BACAP and/or BACAP Distributors during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


At September 30, 2004, the amounts potentially recoverable by BACAP and/or BACAP Distributors pursuant to this arrangement are as follows:

                                                             POTENTIAL         POTENTIAL           POTENTIAL           AMOUNT
                                                             AMOUNT TO         AMOUNT TO            AMOUNT            RECOVERED
                                                              RECOVER           RECOVER        TO RECOVER WITHIN    DURING PERIOD
                                                           WITHIN 3 YEARS    WITHIN 3 YEARS         2 YEARS             ENDED
FUND                                                       AS OF 9/30/04     AS OF 3/31/04       AS OF 3/31/04         9/30/04
---------------------------------------------------------------------------------------------------------------------------------
MidCap Value.............................................     $     --          $     --           $     --             $--
SmallCap Value...........................................       19,314            60,263            117,740              --
Small Company............................................      268,940           531,292            405,127              --

For the six months ended September 30, 2004, expenses of the Funds were reduced by $2,261 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

During the six months ended September 30, 2004, BACAP ascertained that it had caused several Funds to exceed certain investment restrictions imposed by the 1940 Act and conditions contained in exemptive orders granted to the Funds. During the six months ended September 30, 2004, BACAP reimbursed each Fund for all losses incurred resulting from the sale of securities required to bring the Funds within their investment limits. The amount of the reimbursements are as follows:

Asset Allocation............................................  $  118,420
MidCap Value................................................  $  897,931*
Strategic Growth............................................  $  181,227

---------------

 *Includes capital contribution from investment advisor of $402,826. See schedules of capital stock activity.

4.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Funds Trust has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C Shares of each Fund and a combined distribution and shareholder servicing plan for Investor A Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP Distributors.

For the six months ended September 30, 2004, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                                              CURRENT    PLAN
                                                               RATE      LIMIT
                                                              ----------------
Investor A Combined Distribution and Shareholder Servicing
  Plan......................................................   0.25%     0.25%
Investor B and Investor C Shareholder Servicing Plans.......   0.25%     0.25%
Investor B and Investor C Distribution Plans................   0.75%     0.75%

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


5.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2004 were as follows:

                                                              PURCHASES     SALES
                                                                (000)       (000)
                                                              ---------------------
Convertible Securities......................................  $309,376     $353,094
Asset Allocation............................................    21,245       27,624
Value.......................................................   402,315      358,911
MidCap Value................................................   135,853      134,552
SmallCap Value..............................................    59,082       52,810
MidCap Growth...............................................    73,462      130,550
21st Century................................................   161,985      122,374

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 2004 were as follows:

                                                              PURCHASES     SALES
                                                                (000)       (000)
                                                              --------------------
Asset Allocation............................................   $95,896     $97,636

6.  FUTURES CONTRACTS

At September 30, 2004, the Asset Allocation Fund had the following futures contracts open:

                                                                                                                     UNREALIZED
                                                                           VALUE OF CONTRACT    MARKET VALUE OF    APPRECIATION/
                                                              NUMBER OF       WHEN OPENED          CONTRACTS       (DEPRECIATION)
DESCRIPTION                                                   CONTRACTS          (000)               (000)             (000)
---------------------------------------------------------------------------------------------------------------------------------
U.S. 20 year Treasury Bond Futures (long position)
  expiring December 2004(a)...............................        23            $ 2,527             $ 2,581             $ 54
U.S. 5 year Treasury Note Futures (long position) expiring
  December 2004(a)........................................        10              1,102               1,108                6
U.S. 10 year Treasury Note Futures (short position)
  expiring December 2004(a)...............................       (16)            (1,784)             (1,802)             (18)
                                                                                                                        ----
  Total net unrealized appreciation.......................                                                              $ 42
                                                                                                                        ====

---------------

(a)Securities have been segregated as collateral for open futures contracts.

7.  WRITTEN OPTIONS

Written options for the Asset Allocation Fund for the six months ended September 30, 2004 aggregated the following:

                                                                            PREMIUM
                                                              NUMBER OF     RECEIVED
SUMMARY OF WRITTEN OPTIONS                                    CONTRACTS*     (000)
------------------------------------------------------------------------------------
Outstanding at March 31, 2004...............................       --          $ --
Contracts opened............................................     0.10             1
Options expired.............................................    (0.10)           (1)
                                                                -----          ----
Outstanding at September 30, 2004...........................       --            --
                                                                =====          ====

---------------

 *1 contract = $1,000,000 notional amount.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


8.  FORWARD FOREIGN CURRENCY CONTRACTS

At September 30, 2004, the 21st Century Fund had the following forward foreign currency contracts outstanding:

                                                                                                                     UNREALIZED
                                                      VALUE OF CONTRACT    VALUE OF CONTRACT    MARKET VALUE OF    APPRECIATION/
                                                         WHEN OPENED          WHEN OPENED          CONTRACT        (DEPRECIATION)
                                    LOCAL             (LOCAL CURRENCY)       (US DOLLARS)        (US DOLLARS)       (US DOLLARS)
DESCRIPTION                        CURRENCY                 (000)                (000)               (000)             (000)
---------------------------------------------------------------------------------------------------------------------------------
21ST CENTURY FUND:
CONTRACTS TO BUY
Expiring December 15,
  2004....................  British Pound Sterling          1,005               $ 1,799             $ 1,808            $   9
Expiring December 15,
  2004....................           Euro                   1,464                 1,783               1,818               35
                                                                                                                       -----
Net unrealized
  appreciation............                                                                                                44
                                                                                                                       -----
CONTRACTS TO SELL:
Expiring December 15,
  2004....................  British Pound Sterling         (1,379)               (2,432)             (2,495)             (63)
Expiring December 15,
  2004....................  British Pound Sterling            (95)                 (169)               (172)              (3)
Expiring December 15,
  2004....................  British Pound Sterling           (471)                 (844)               (847)              (3)
Expiring December 15,
  2004....................           Euro                  (1,464)               (1,776)             (1,818)             (42)
                                                                                                                       -----
Net unrealized
  depreciation............                                                                                              (111)
                                                                                                                       -----
Total net unrealized
  depreciation............                                                                                             $ (67)
                                                                                                                       =====

9.  SHARES OF BENEFICIAL INTEREST

As of September 30, 2004, an unlimited number of shares of beneficial interest without par value were authorized for Funds Trust. Funds Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Investor B Shares generally convert to Investor A Shares based on the following conditions:

INVESTOR B SHARES PURCHASED:                          WILL CONVERT TO INVESTOR A SHARES AFTER:
----------------------------------------------------------------------------------------------
-- after November 15, 1998                                     Eight years
-- between August 1, 1997 and November 15, 1998
  $0 - $249,999                                                Nine years
  $250,000 - $499,999                                          Six years
  $500,000 - $999,999                                          Five years
-- before August 1, 1997                                       Nine years

See Schedules of capital stock activity.

10.  LINE OF CREDIT

Funds Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


The Funds had no borrowings outstanding at September 30, 2004. During the six months ended September 30, 2004, borrowings by the Funds under the Agreement were as follows:

                                                                AVERAGE
                                                                 AMOUNT       AVERAGE
                                                              OUTSTANDING*    INTEREST
FUND                                                             (000)          RATE
--------------------------------------------------------------------------------------
Convertible Securities......................................      $201          1.52%
Asset Allocation............................................         1          1.50
MidCap Value................................................        72          1.50
SmallCap Value..............................................        64          1.49
MidCap Growth...............................................        28          1.85

---------------

 *The average amount outstanding was calculated based on daily balances in the period.

11.  SECURITIES LENDING

Under an agreement with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from investment of the collateral. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral. The income earned by each Fund from securities lending is included in its Statement of operations.

At September 30, 2004, the following Funds had securities on loan:

                                                               MARKET VALUE OF     MARKET VALUE
                                                              LOANED SECURITIES    OF COLLATERAL
FUND                                                                (000)              (000)
------------------------------------------------------------------------------------------------
Convertible Securities......................................      $239,311           $246,132
Asset Allocation............................................           300                311
Value.......................................................            27                 28
SmallCap Value..............................................         4,969              5,146
MidCap Growth...............................................         7,482              7,829
21st Century................................................         4,530              4,550

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


12.  INCOME TAXES

Information on the tax components of capital as of September 30, 2004 is as follows:

                                                                                                              NET TAX UNREALIZED
                                                                                             NET TAX            APPRECIATION/
                                           COST OF                                         UNREALIZED         (DEPRECIATION) ON
                                         INVESTMENTS     GROSS TAX       GROSS TAX        APPRECIATION/        DERIVATIVES AND
                                           FOR TAX       UNREALIZED      UNREALIZED     (DEPRECIATION) ON    FOREIGN CURRENCY AND
                                          PURPOSES      APPRECIATION    DEPRECIATION       INVESTMENTS         NET OTHER ASSETS
FUND                                        (000)          (000)           (000)              (000)                 (000)
---------------------------------------------------------------------------------------------------------------------------------
Convertible Securities.................  $1,627,556       $161,240        $(21,897)         $139,343                 $ --
Asset Allocation.......................     174,636         29,618          (2,581)           27,037                   42
Value..................................   1,284,122        215,733         (19,607)          196,126                   --
MidCap Value...........................     431,583        100,522          (7,933)           92,589                   --
SmallCap Value.........................     147,679         34,118          (2,639)           31,479                   --
Growth.................................        N/A*           N/A*            N/A*           288,267                   --
Strategic Growth.......................        N/A*           N/A*            N/A*           (42,276)                  --
Focused Equities.......................        N/A*           N/A*            N/A*           524,381                   --
MidCap Growth..........................     356,216        111,676         (20,613)           91,063                   --
21st Century...........................     177,620         25,332          (4,354)           20,978                  (67)
Small Company..........................        N/A*           N/A*            N/A*           122,420                   --

---------------
 *See corresponding Master Portfolio for tax basis information.

At March 31, 2004, the following Funds had available for federal income tax purposes unused capital losses as follows:

                                                        EXPIRING IN    EXPIRING IN    EXPIRING IN    EXPIRING IN    EXPIRING IN
                                                           2008           2009           2010           2011           2012
FUND                                                       (000)          (000)          (000)          (000)          (000)
-------------------------------------------------------------------------------------------------------------------------------
Convertible Securities................................    $   --        $     --       $     --       $ 10,028        $    --
Asset Allocation......................................        --              --         16,103         18,585         11,287
Value.................................................        --              --          2,492*        51,361*         4,929
Growth................................................     5,918*         13,630*       122,629*        61,904             --
Strategic Growth......................................        --         110,199*       117,796        227,643         95,640
Focused Equities......................................        --          11,303        375,725        145,695             --
MidCap Growth.........................................        --              --         24,893        142,174         65,015
21st Century..........................................        --              --         22,083          1,800             --
Small Company.........................................        --              --         38,429         48,702          5,321

---------------
 *Utilization of these losses in future years may be limited under Federal tax laws.

During the year ended March 31, 2004, the following Funds utilized capital losses as follows:

                                                              CAPITAL LOSSES
                                                                 UTILIZED
FUND                                                              (000)
----------------------------------------------------------------------------
Convertible Securities......................................     $ 94,182
MidCap Value................................................       13,202
SmallCap Value..............................................        3,034
Growth......................................................       40,374
Focused Equities............................................      101,306
21st Century................................................       14,911

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2004, the following Funds elected to defer losses occurring between November 1, 2003 and March 31, 2004 under these rules, as follows:

                                                              CAPITAL LOSSES    CURRENCY LOSSES
                                                                 DEFERRED          DEFERRED
FUND                                                              (000)              (000)
-----------------------------------------------------------------------------------------------
Growth......................................................      $   --            $  213
Focused Equities............................................          --             1,217
21st Century................................................          --               339
Strategic Growth............................................       2,119                --

Such deferred losses will be treated as arising on the first day of the fiscal year ending March 31, 2005.

13.  REORGANIZATIONS

FUND REORGANIZATION

On July 18, 2003, Value Fund ("Acquiring Fund"), acquired the assets and assumed the liabilities of Classic Value Fund and LargeCap Value Fund (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation/(depreciation) as of the reorganization date were as follows:

                                                                        TOTAL NET ASSETS         ACQUIRED FUND
                                 TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND   UNREALIZED APPRECIATION/
                                 OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION        (DEPRECIATION)
ACQUIRING FUND  ACQUIRED FUND         (000)               (000)               (000)                  (000)
--------------------------------------------------------------------------------------------------------------------
Value           Classic Value        $367,675           $675,324           $1,042,999               $(50,233)
Value           LargeCap Value        109,570            675,324              784,894                  7,896

FUND REORGANIZATION

On January 23, 2004, Growth Fund ("Acquiring Fund"), acquired the assets and assumed the liabilities of Capital Growth Fund ("Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation/ (depreciation) as of the reorganization date were as follows:

                                                                        TOTAL NET ASSETS         ACQUIRED FUND
                                 TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND   UNREALIZED APPRECIATION/
                                 OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION        (DEPRECIATION)
ACQUIRING FUND  ACQUIRED FUND         (000)               (000)               (000)                  (000)
--------------------------------------------------------------------------------------------------------------------
Growth          Capital Growth       $160,790          $1,083,815          $1,244,605               $41,595

14.  SUBSEQUENT EVENT

During the six months ended September 30, 2004, BACAP ascertained that it had caused several Funds to exceed certain investment restrictions imposed by the 1940 Act and conditions contained in exemptive orders granted to the Funds. Subsequent to September 30, 2004, BACAP reimbursed advisory fees on assets invested in securities in excess of their investment limitations. The amount of the reimbursements are as follows:

Asset Allocation............................................  $ 1,335
MidCap Value................................................  $ 1,511
Strategic Growth............................................  $92,939
MidCap Growth...............................................  $60,671

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


On August 26, 2004, the Board of Trustees of Nations Funds Trust approved the addition of an investment sub-adviser to the MidCap Growth Fund. Effective November 2, 2004, Marsico will become the sub-adviser to the MidCap Growth Fund and the Fund will change its name to Marsico MidCap Growth Fund.

15.  CONTINGENCIES AND OTHER EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in various mutual funds including certain Funds. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and "late trading." The NYAG later announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name the Funds, among others, as defendants (see Civil Litigation below).

The independent Trustees of the Funds have engaged independent legal counsel and, through them, accountants to evaluate the extent of any monetary impact to any Funds from discretionary market timing or from late trading. On September 8, 2003, Bank of America Corporation and the Boards of Trustees of the Funds (the "Boards") jointly announced that: (i) to the extent that the independent counsel and accountants determine that the Funds were adversely affected by any late trading or any discretionary market timing agreement, BACAP would make appropriate restitution; and (ii) BACAP and BACAP Distributors would promptly return to the Funds that were the subject of a market timing agreement all advisory and administration fees they received as a result of such an agreement, irrespective as to whether or not there is an independent determination of any negative impact to any Fund shareholders. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by the Funds in connection with this matter.

Assumptions and Reimbursements

For the six months ended September 30, 2004, Bank of America Corporation has assumed $4.5 million of legal, shareholder communications, audit related, transfer agent, consulting and Trustee costs and fees incurred by the Funds impacted in connection with the regulatory and civil litigation matters discussed above. These non-recurring costs were allocated to 19 Funds based on their respective average nets assets for the six months ended September 30, 2004. These non-recurring costs on a per Fund basis are shown in that Fund's respective Statement of operations. Because these costs were borne by Bank of America Corporation and not any Fund, an offsetting waiver of these costs is also presented in each respective Fund's Statement of operations as, "Costs assumed by Bank of America Corporation". The impact to the expense ratio of each impacted Fund is reflected in the Fund's Financial highlights.

Settlements in Principle with Regulators

On March 15, 2004, Bank of America Corporation and FleetBoston Financial Corporation ("Fleet") entered into agreements in principle (each an "Agreement" and together, the "Agreements") with the NYAG and the SEC over matters related to improper late trading and market timing of mutual funds. As noted below, on April 1, 2004, Bank of America Corporation acquired Fleet.

Under the Agreements, Bank of America Corporation has agreed to pay $250 million in total disgorgement and restitution and a penalty of $125 million and FleetBoston Financial Corporation agreed to pay $70 million in total disgorgement and restitution and a penalty of $70 million. In addition, the Agreement with the NYAG requires an aggregate reduction in mutual fund fees of $32 million per year for five years across selected non-money market funds in the Nations Funds and Fleet mutual fund complexes. The final amount payable as restitution and whether such restitution will be effectuated through a Fund or directly to shareholders, has not yet been determined.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


When finalized, the Agreements will conclude the investigation by the NYAG and the SEC of Bank of America Corporation and its affiliates relating to late trading and market timing activities, provided that the NYAG and the SEC have reserved the right to continue their respective investigations of and actions against individuals.

Management believes that the Agreements, and their finalization, could have a positive effect, but in no case will they have a material adverse effect, on any Fund's financial positions or results of operations. However, a review by the accountants engaged to investigate these matters for the Boards remains ongoing. Accordingly, an estimate of the financial impact on any Fund cannot currently be made.

Bank of America Corporation Acquisition of Fleet

On April 1, 2004, Bank of America Corporation acquired Fleet. As a result of this acquisition, Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributor, Inc. ("CFDI") are now indirect wholly-owned subsidiaries of Bank of America Corporation. The SEC and NYAG filed proceedings against both CMA and CFDI on February 24, 2004 alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual funds shares and violated certain New York anti-fraud statutes. In order to settle these matters, as noted above, Fleet entered into the March 15, 2004 Agreements with the NYAG and the SEC. In addition, both Bank of America and Fleet committed to use best efforts to implement certain enhanced governance and compliance procedures with respect to advised mutual funds and agreed to the retention of independent consultants to review compliance, control and other policies and procedures relating to their respective mutual fund advisory businesses.

If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, or if any final settlement includes an injunction against CMA or CFDI prohibiting them from engaging in certain conduct, CMA, CFDI or any company that is an affiliated person of CMA and CFDI could be barred from serving as an investment adviser or distributor for any investment company registered under the Investment Company Act of 1940. As a result of the Fleet acquisition, BACAP and BACAP Distributors are now affiliated persons of CMA and CFDI and, therefore, under these circumstances, could be barred from serving as an investment adviser or distributor for any registered investment company, including the Funds. If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, it is expected that BACAP and BACAP Distributors would seek exemptive relief from the SEC to permit them to continue serving as the investment adviser and distributor of the Funds.

Civil Litigation

In connection with the events described in detail above, various parties have filed suit against certain Funds, their Boards and/or Bank of America Corporation (and affiliated entities). These cases have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland.

These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

NATIONS MASTER INVESTMENT TRUST

Nations Marsico Growth Master Portfolio, Nations Strategic Growth Master Portfolio, Nations Marsico Focused Equities Master Portfolio and Nations Small Company Master Portfolio Semi-Annual Report

                                     SEPTEMBER 30, 2004 (UNAUDITED)
The following pages should be read in conjunction with Nations Marsico Growth, Nations Strategic Growth, Nations Marsico Equities and Nations Small Company Funds' Semi-Annual Report.

NATIONS MASTER INVESTMENT TRUST

Nations Marsico Growth Master Portfolio

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            COMMON STOCKS -- 93.6%
            AEROSPACE AND DEFENSE -- 1.4%
  210,244   General Dynamics Corporation..................................   $   21,466
                                                                             ----------
            APPAREL AND TEXTILES -- 2.1%
  405,305   Nike, Inc., Class B...........................................       31,938
                                                                             ----------
            BEVERAGES -- 0.8%
  256,973   PepsiCo, Inc. ................................................       12,502
                                                                             ----------
            CHEMICALS -- SPECIALTY -- 0.4%
  163,475   Monsanto Company..............................................        5,954
                                                                             ----------
            COMMERCIAL BANKING -- 3.6%
1,237,765   Citigroup Inc. ...............................................       54,610
                                                                             ----------
            COMMERCIAL SERVICES -- 3.0%
  490,805   eBay Inc.!!...................................................       45,125
                                                                             ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 2.8%
1,167,812   Dell Inc.!!...................................................       41,574
                                                                             ----------
            CONGLOMERATES -- 1.7%
  848,200   Tyco International Ltd. ......................................       26,006
                                                                             ----------
            CONSUMER CREDIT AND MORTGAGES -- 3.7%
1,427,908   Countrywide Financial Corporation.............................       56,245
                                                                             ----------
            DEPARTMENT AND DISCOUNT STORES -- 2.8%
  798,564   Wal-Mart Stores, Inc. ........................................       42,484
                                                                             ----------
            DIVERSIFIED ELECTRONICS -- 2.2%
   81,550   Samsung Electronics Company, Ltd. ............................       32,436
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 6.1%
2,138,673   General Electric Company......................................       71,816
  559,918   Honeywell International Inc. .................................       20,079
                                                                             ----------
                                                                                 91,895
                                                                             ----------
            FINANCE -- MISCELLANEOUS -- 4.1%
1,346,121   SLM Corporation...............................................       60,037
   62,642   UCBH Holdings Inc. ...........................................        2,447
                                                                             ----------
                                                                                 62,484
                                                                             ----------
            FOOD AND DRUG STORES -- 0.9%
  327,391   CVS Corporation...............................................       13,793
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            HEALTH SERVICES -- 7.1%
  221,172   Quest Diagnostics Inc. .......................................   $   19,512
1,174,307   UnitedHealth Group Inc. ......................................       86,594
                                                                             ----------
                                                                                106,106
                                                                             ----------
            HEAVY MACHINERY -- 3.2%
  593,268   Caterpillar Inc. .............................................       47,728
                                                                             ----------
            HOUSEHOLD PRODUCTS -- 2.7%
  744,918   Procter & Gamble Company......................................       40,315
                                                                             ----------
            HOUSING AND FURNISHING -- 2.6%
  500,940   Lennar Corporation, Class A...................................       23,845
   34,616   Lennar Corporation, Class B...................................        1,516
  198,819   M.D.C. Holdings, Inc. ........................................       14,534
                                                                             ----------
                                                                                 39,895
                                                                             ----------
            INVESTMENT SERVICES -- 3.8%
  265,292   Goldman Sachs Group, Inc. ....................................       24,736
  662,038   Merrill Lynch & Company, Inc. ................................       32,916
                                                                             ----------
                                                                                 57,652
                                                                             ----------
            LODGING AND RECREATION -- 4.7%
   87,026   Brunswick Corporation.........................................        3,982
  208,909   Four Seasons Hotels Inc. .....................................       13,391
  223,742   Mandalay Resort Group.........................................       15,360
   37,713   MGM Mirage Inc. ..............................................        1,872
  691,480   Wynn Resorts, Ltd.!!..........................................       35,743
                                                                             ----------
                                                                                 70,348
                                                                             ----------
            MEDICAL DEVICES AND SUPPLIES -- 7.0%
1,041,788   Boston Scientific Corporation!!...............................       41,390
  534,922   Medtronic, Inc. ..............................................       27,762
  125,950   St. Jude Medical, Inc.!!......................................        9,480
   74,346   Wright Medical Group, Inc.!!..................................        1,868
  312,469   Zimmer Holdings, Inc.!!.......................................       24,698
                                                                             ----------
                                                                                105,198
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 6.0%
  773,535   Motorola, Inc. ...............................................       13,955
1,961,778   QUALCOMM Inc. ................................................       76,587
                                                                             ----------
                                                                                 90,542
                                                                             ----------
            PHARMACEUTICALS -- 4.6%
1,328,552   Genentech, Inc.!!.............................................       69,643
                                                                             ----------
            RAILROADS, TRUCKING AND SHIPPING -- 3.0%
  532,104   FedEx Corporation.............................................       45,596
                                                                             ----------
            RECREATION -- 1.6%
  536,954   Royal Caribbean Cruises Ltd. .................................       23,411
                                                                             ----------
            RESTAURANTS -- 0.4%
  117,565   Starbucks Corporation!!.......................................        5,345
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 120

NATIONS MASTER INVESTMENT TRUST

Nations Marsico Growth Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            SOFTWARE -- 5.0%
  757,178   Electronic Arts Inc.!!........................................   $   34,823
1,485,369   Microsoft Corporation.........................................       41,070
                                                                             ----------
                                                                                 75,893
                                                                             ----------
            SPECIALTY STORES -- 5.1%
  365,701   Bed Bath & Beyond Inc.!!......................................       13,571
  761,111   Lowe's Companies, Inc. .......................................       41,366
  737,506   Tiffany & Company.............................................       22,671
                                                                             ----------
                                                                                 77,608
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 1.2%
  465,575   Verizon Communications Inc. ..................................       18,334
                                                                             ----------
            TOTAL COMMON STOCKS
              (Cost $1,142,619)...........................................    1,412,126
                                                                             ----------
PRINCIPAL
 AMOUNT
  (000)
---------
            CONVERTIBLE BONDS AND NOTES -- 3.2%
            LODGING AND RECREATION -- 3.2%
              (Cost $19,629)
$  20,000   Wynn Resorts, Ltd.
              6.000% 07/15/15@............................................       48,150
                                                                             ----------
            AFFILIATED INVESTMENT COMPANIES -- 2.2%
              (Cost $32,460)
   32,460   Nations Cash Reserves, Capital Class Shares#..................   $   32,460
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $1,194,708*)................................      99.0%   1,492,736
                                                                             ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET).................................       1.0%      15,220
                                                                             ----------
            NET ASSETS..........................................     100.0%  $1,507,956
                                                                             ==========

---------------

 *Federal income tax information: Net unrealized appreciation of $298,028 on investment securities was comprised of gross appreciation of $318,898 and depreciation of $20,870 for federal income tax purposes. At September 30, 2004, the aggregate cost for federal income tax purposes was $1,194,708.

 !!
  Non-income producing security.

 @Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.
ABBREVIATIONS:

LTD  --   Limited

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Strategic Growth Master Portfolio

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            COMMON STOCKS -- 97.8%
            AEROSPACE AND DEFENSE -- 2.5%
  162,400   Northrop Grumman Corporation..................................   $    8,661
  352,500   United Technologies Corporation...............................       32,916
                                                                             ----------
                                                                                 41,577
                                                                             ----------
            AUTOMOTIVE -- 1.3%
  216,400   Eaton Corporation.............................................       13,722
  147,125   Johnson Controls, Inc. .......................................        8,358
                                                                             ----------
                                                                                 22,080
                                                                             ----------
            BEVERAGES -- 4.2%
  822,327   Coca-Cola Company.............................................       32,934
  765,220   PepsiCo, Inc. ................................................       37,228
                                                                             ----------
                                                                                 70,162
                                                                             ----------
            BROADCASTING AND CABLE -- 1.2%
  594,375   Viacom Inc., Class B..........................................       19,947
                                                                             ----------
            COMMERCIAL BANKING -- 7.5%
  636,700   Citigroup Inc. ...............................................       28,091
   85,000   M&T Bank Corporation(a).......................................        8,135
  328,625   National City Corporation.....................................       12,691
  122,700   SunTrust Banks, Inc. .........................................        8,639
  591,125   Wachovia Corporation..........................................       27,753
  492,600   Wells Fargo & Company.........................................       29,375
  135,850   Zions Bancorporation..........................................        8,292
                                                                             ----------
                                                                                122,976
                                                                             ----------
            COMMERCIAL SERVICES -- 2.0%
  936,000   Cendant Corporation...........................................       20,218
  290,000   Manpower Inc. ................................................       12,902
                                                                             ----------
                                                                                 33,120
                                                                             ----------
            COMPUTER SERVICES -- 1.5%
  941,825   Accenture Ltd.!!..............................................       25,476
                                                                             ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 1.8%
  351,350   Lexmark International, Inc.!!.................................       29,517
                                                                             ----------
            CONGLOMERATES -- 0.5%
  130,100   Textron, Inc. ................................................        8,362
                                                                             ----------
            CONSUMER CREDIT AND MORTGAGES -- 1.5%
1,011,499   MBNA Corporation..............................................       25,490
                                                                             ----------
            DEPARTMENT AND DISCOUNT STORES -- 4.0%
  815,100   Costco Wholesale Corporation..................................       33,875
  425,900   J.C. Penney Company, Inc. ....................................       15,026
  334,150   Wal-Mart Stores, Inc. ........................................       17,777
                                                                             ----------
                                                                                 66,678
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 1.7%
  823,973   General Electric Company......................................       27,669
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            ELECTRIC POWER -- NUCLEAR -- 1.8%
  373,750   American Electric Power Company, Inc. ........................   $   11,945
  572,400   PG & E Corporation!!..........................................       17,401
                                                                             ----------
                                                                                 29,346
                                                                             ----------
            EXPLORATION AND PRODUCTION -- 0.7%
  177,900   EOG Resources, Inc. ..........................................       11,715
                                                                             ----------
            HEALTH SERVICES -- 1.2%
  273,825   UnitedHealth Group Inc. ......................................       20,192
                                                                             ----------
            HEAVY MACHINERY -- 1.0%
  236,525   PACCAR, Inc. .................................................       16,349
                                                                             ----------
            HOUSEHOLD PRODUCTS -- 2.9%
  242,850   Colgate-Palmolive Company.....................................       10,972
  690,025   Procter & Gamble Company......................................       37,344
                                                                             ----------
                                                                                 48,316
                                                                             ----------
            HOUSING AND FURNISHING -- 1.5%
  174,975   Lennar Corporation, Class A...................................        8,329
  469,600   Masco Corporation.............................................       16,215
                                                                             ----------
                                                                                 24,544
                                                                             ----------
            INSURANCE -- 6.3%
  416,619   ACE Ltd. .....................................................       16,690
  205,700   AFLAC, Inc. ..................................................        8,065
  229,775   American International Group, Inc. ...........................       15,622
  823,675   Genworth Financial Inc., Class A..............................       19,192
  397,975   Hartford Financial Services Group, Inc. ......................       24,647
  453,200   MetLife, Inc. ................................................       17,516
                                                                             ----------
                                                                                101,732
                                                                             ----------
            INTEGRATED OIL -- 6.9%
  478,650   Apache Corporation............................................       23,985
  376,300   BP Amoco plc, ADR.............................................       21,649
  482,618   ChevronTexaco Corporation.....................................       25,888
  843,140   Exxon Mobil Corporation.......................................       40,748
                                                                             ----------
                                                                                112,270
                                                                             ----------
            INVESTMENT SERVICES -- 4.3%
1,402,075   E*TRADE Group, Inc.!!.........................................       16,012
  176,750   Goldman Sachs Group, Inc. ....................................       16,480
  586,238   J.P. Morgan Chase & Company...................................       23,291
  314,236   Merrill Lynch & Company, Inc. ................................       15,624
                                                                             ----------
                                                                                 71,407
                                                                             ----------
            MEDICAL DEVICES AND SUPPLIES -- 4.8%
  429,725   Abbott Laboratories...........................................       18,204
  124,175   Bausch & Lomb Inc. ...........................................        8,251
  223,900   Boston Scientific Corporation!!...............................        8,896
  126,650   Invitrogen Corporation!!......................................        6,964
  302,675   Johnson & Johnson.............................................       17,050
  229,410   Medtronic, Inc. ..............................................       11,906
  236,100   Varian Medical Systems, Inc.!!................................        8,162
                                                                             ----------
                                                                                 79,433
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 122

NATIONS MASTER INVESTMENT TRUST

Nations Strategic Growth Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            METALS AND MINING -- 1.9%
  252,200   Arch Coal, Inc. ..............................................   $    8,951
  585,372   Companhia Vale do Rio Doce, ADR...............................       13,153
  162,200   Peabody Energy Corporation....................................        9,651
                                                                             ----------
                                                                                 31,755
                                                                             ----------
            NATURAL GAS DISTRIBUTION -- 1.0%
  475,700   Sempra Energy.................................................       17,216
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.9%
  614,550   Avaya Inc.!!..................................................        8,567
1,236,625   Cisco Systems, Inc.!!.........................................       22,383
                                                                             ----------
                                                                                 30,950
                                                                             ----------
            PAPER AND FOREST PRODUCTS -- 1.6%
  253,400   Boise Cascade Corporation.....................................        8,433
  546,675   Meadwestvaco Corporation......................................       17,439
                                                                             ----------
                                                                                 25,872
                                                                             ----------
            PHARMACEUTICALS -- 7.6%
  189,975   Allergan, Inc. ...............................................       13,783
  415,525   Caremark Rx, Inc.!!...........................................       13,326
  181,600   Genentech, Inc.!!.............................................        9,519
  465,000   Merck & Company, Inc. ........................................       15,345
1,953,495   Pfizer Inc. ..................................................       59,777
  480,201   Teva Pharmaceutical Industries Ltd., ADR......................       12,461
                                                                             ----------
                                                                                124,211
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 0.8%
  174,800   McGraw-Hill Companies, Inc. ..................................       13,930
                                                                             ----------
            RAILROADS, TRUCKING AND SHIPPING -- 2.1%
  453,425   United Parcel Service, Inc., Class B..........................       34,424
                                                                             ----------
            RESTAURANTS -- 1.6%
  304,875   McDonald's Corporation........................................        8,546
  427,825   Yum! Brands, Inc. ............................................       17,395
                                                                             ----------
                                                                                 25,941
                                                                             ----------
            SEMICONDUCTORS -- 4.3%
  601,100   Agilent Technologies, Inc.!!..................................       12,965
  288,625   Analog Devices, Inc. .........................................       11,193
  595,775   ASML Holding N.V.!!...........................................        7,668
  225,700   KLA-Tencor Corporation!!......................................        9,362
  404,400   Marvell Technology Group Ltd.!!...............................       10,567
  188,300   Maxim Integrated Products, Inc. ..............................        7,963
1,700,000   Taiwan Semiconductor Manufacturing Company Ltd., ADR..........       12,138
                                                                             ----------
                                                                                 71,856
                                                                             ----------
            SOFTWARE -- 6.1%
2,552,005   Microsoft Corporation.........................................       70,563
  386,200   Symantec Corporation!!........................................       21,195
  473,225   VERITAS Software Corporation!!................................        8,423
                                                                             ----------
                                                                                100,181
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            SPECIALTY STORES -- 3.9%
  259,575   Best Buy Company, Inc. .......................................   $   14,079
  570,854   Home Depot, Inc. .............................................       22,378
  668,750   Limited Brands................................................       14,906
  456,275   Staples, Inc. ................................................       13,606
                                                                             ----------
                                                                                 64,969
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 3.9%
  226,300   ALLTEL Corporation............................................       12,426
  462,500   BellSouth Corporation.........................................       12,543
  447,225   CenturyTel, Inc. .............................................       15,313
  960,400   Liberty Media Corporation!!...................................        8,375
  630,250   SBC Communications Inc. ......................................       16,355
                                                                             ----------
                                                                                 65,012
                                                                             ----------
            TOTAL COMMON STOCKS
              (Cost $1,456,829)...........................................    1,614,675
                                                                             ----------
            PREFERRED STOCKS -- 1.0%
            MEDIA -- 1.0%
              (Cost $18,080)
  550,600   The News Corporation Ltd., ADR................................       17,250
                                                                             ----------
 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 0.4%
              (Cost $6,923)
    6,923   Nations Cash Reserves, Capital Class Shares#..................        6,923
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $1,481,832*)................................      99.2%   1,638,848
                                                                             ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET).................................       0.8%      13,482
                                                                             ----------
            NET ASSETS..........................................     100.0%  $1,652,330
                                                                             ==========

---------------

 *Federal Income Tax Information: Net unrealized appreciation of
  $157,016 on investment securities was comprised of gross appreciation of $201,983 and gross depreciation of $44,967 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $1,481,832.

 !!
  Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 6). The portion that represents cash collateral is $252.

(a)
  All or portion of security was on loan September 30, 2004. The aggregate cost and market value of securities on loan September 30, 2004 is $250 and $249, respectively.

ABBREVIATIONS:

ADR  --   American Depository Receipt
LTD  --   Limited

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Marsico Focused Equities Master Portfolio

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            COMMON STOCKS -- 98.2%
            APPAREL AND TEXTILES -- 2.3%
  773,999   Nike, Inc., Class B...........................................   $   60,991
                                                                             ----------
            BEVERAGES -- 0.8%
  444,339   PepsiCo, Inc. ................................................       21,617
                                                                             ----------
            COMMERCIAL BANKING -- 4.3%
2,520,335   Citigroup Inc. ...............................................      111,197
                                                                             ----------
            COMMERCIAL SERVICES -- 3.4%
  976,592   eBay Inc.!!...................................................       89,788
                                                                             ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 3.0%
2,225,263   Dell Inc.!!...................................................       79,219
                                                                             ----------
            CONSUMER CREDIT AND MORTGAGES -- 5.3%
3,536,944   Countrywide Financial Corporation.............................      139,320
                                                                             ----------
            DEPARTMENT AND DISCOUNT STORES -- 1.8%
  900,232   Wal-Mart Stores, Inc. ........................................       47,892
                                                                             ----------
            DIVERSIFIED ELECTRONICS -- 2.3%
  148,140   Samsung Electronics Company, Ltd. ............................       58,922
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 4.6%
3,551,066   General Electric Company......................................      119,245
                                                                             ----------
            FINANCE -- MISCELLANEOUS -- 5.4%
3,167,888   SLM Corporation...............................................      141,288
                                                                             ----------
            FOOD AND DRUG STORES -- 1.0%
  304,712   Whole Foods Market, Inc. .....................................       26,141
                                                                             ----------
            HEALTH SERVICES -- 9.5%
3,317,995   UnitedHealth Group Inc. ......................................      244,670
                                                                             ----------
            HEAVY MACHINERY -- 3.4%
1,095,840   Caterpillar Inc. .............................................       88,160
                                                                             ----------
            HOUSEHOLD PRODUCTS -- 3.4%
1,620,300   Procter & Gamble Company......................................       87,691
                                                                             ----------
            HOUSING AND FURNISHING -- 1.7%
  953,996   Lennar Corporation, Class A...................................       45,410
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            INVESTMENT SERVICES -- 4.0%
  487,946   Goldman Sachs Group, Inc. ....................................   $   45,496
1,171,943   Merrill Lynch & Company, Inc. ................................       58,269
                                                                             ----------
                                                                                103,765
                                                                             ----------
            LODGING AND RECREATION -- 4.1%
  740,564   Four Seasons Hotels Inc. .....................................       47,470
  673,437   Mandalay Resort Group.........................................       46,231
   65,152   MGM Mirage Inc. ..............................................        3,235
  183,266   Wynn Resorts, Ltd.!!..........................................        9,473
                                                                             ----------
                                                                                106,409
                                                                             ----------
            MEDICAL DEVICES AND SUPPLIES -- 8.7%
1,924,415   Boston Scientific Corporation!!...............................       76,457
1,390,306   Medtronic, Inc. ..............................................       72,157
  991,347   Zimmer Holdings, Inc.!!.......................................       78,357
                                                                             ----------
                                                                                226,971
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 7.1%
1,432,357   Motorola, Inc. ...............................................       25,840
4,088,728   QUALCOMM Inc. ................................................      159,624
                                                                             ----------
                                                                                185,464
                                                                             ----------
            PHARMACEUTICALS -- 5.5%
2,754,702   Genentech, Inc.!!.............................................      144,401
                                                                             ----------
            RAILROADS, TRUCKING AND SHIPPING -- 3.4%
1,049,337   FedEx Corporation.............................................       89,918
                                                                             ----------
            RESTAURANTS -- 1.1%
  603,662   Starbucks Corporation!!.......................................       27,442
                                                                             ----------
            SOFTWARE -- 5.5%
1,451,896   Electronic Arts Inc.!!........................................       66,773
2,792,573   Microsoft Corporation.........................................       77,214
                                                                             ----------
                                                                                143,987
                                                                             ----------
            SPECIALTY STORES -- 5.4%
1,949,795   Lowe's Companies, Inc. .......................................      105,971
1,150,929   Tiffany & Company.............................................       35,380
                                                                             ----------
                                                                                141,351
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 1.2%
  804,313   Verizon Communications Inc. ..................................       31,674
                                                                             ----------
            TOTAL COMMON STOCKS
              (Cost $2,029,800)...........................................    2,562,933
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 124

NATIONS MASTER INVESTMENT TRUST

Nations Marsico Focused Equities Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)

 SHARES                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            AFFILIATED INVESTMENT COMPANIES -- 0.7%
              (Cost $18,012)
   18,012   Nations Cash Reserves, Capital Class Shares#..................   $   18,012
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $2,047,812*)................................      98.9%   2,580,945
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............       1.1%      28,367
                                                                             ----------
            NET ASSETS..........................................     100.0%  $2,609,312
                                                                             ==========

---------------

 *Federal income tax information: Net unrealized appreciation of $533,133 on investment securities was comprised of gross appreciation of $574,903 and depreciation of $41,770 for federal income tax purposes. At September 30, 2004, the aggregate cost for federal income tax purposes was $2,047,812.

 !!
  Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

ABBREVIATIONS:

LTD  --   Limited

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Small Company Master Portfolio

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          COMMON STOCKS -- 97.3%
          AEROSPACE AND DEFENSE -- 0.5%
116,107   MTC Technologies, Inc.!!......................................   $    3,208
                                                                           ----------
          AIRLINES -- 0.9%
560,950   AirTran Holdings, Inc.!!......................................        5,587
                                                                           ----------
          APPAREL AND TEXTILES -- 2.3%
283,175   Joseph A. Bank Clothiers, Inc.!!(a)...........................        7,838
224,925   Wolverine World Wide, Inc. ...................................        5,668
                                                                           ----------
                                                                               13,506
                                                                           ----------
          BROADCASTING AND CABLE -- 1.3%
538,000   Radio One, Inc., Class D!!(a).................................        7,656
                                                                           ----------
          CHEMICALS -- BASIC -- 1.0%
342,000   IMC Global, Inc. .............................................        5,947
                                                                           ----------
          CHEMICALS -- SPECIALTY -- 1.2%
241,672   Aceto Corporation.............................................        3,480
152,819   Symyx Technologies Inc.!!.....................................        3,599
                                                                           ----------
                                                                                7,079
                                                                           ----------
          COMMERCIAL BANKING -- 3.2%
139,867   City National Corporation.....................................        9,084
103,414   F.N.B. Corporation(a).........................................        2,289
147,232   First National Bankshares of Florida, Inc. ...................        3,615
136,954   South Financial Group, Inc. ..................................        3,862
                                                                           ----------
                                                                               18,850
                                                                           ----------
          COMMERCIAL SERVICES -- 1.3%
137,575   Heidrick & Struggles International, Inc.!!....................        3,965
102,875   Resources Connection, Inc.!!..................................        3,887
                                                                           ----------
                                                                                7,852
                                                                           ----------
          COMPUTER SERVICES -- 5.0%
166,108   Anteon International Corporation!!............................        6,088
211,918   Cognizant Technology Solutions Corporation!!..................        6,466
457,625   Digitas Inc.!!................................................        3,537
784,250   Harris Interactive, Inc.!!....................................        5,168
424,223   Secure Computing Corporation!!................................        3,220
407,694   Virage Logic Corporation!!....................................        5,027
                                                                           ----------
                                                                               29,506
                                                                           ----------
          COMPUTERS AND OFFICE EQUIPMENT -- 2.3%
201,311   Avocent Corporation!!.........................................        5,239
150,725   Global Imaging Systems, Inc.!!................................        4,685
358,039   Plexus Corporation!!..........................................        3,953
                                                                           ----------
                                                                               13,877
                                                                           ----------
          CONSTRUCTION -- 1.1%
216,053   Chicago Bridge & Iron Company N.V. ...........................        6,479
                                                                           ----------

                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          CONSUMER SERVICES -- 0.3%
105,575   Netflix Inc.!!(a).............................................   $    1,628
                                                                           ----------
          DIVERSIFIED ELECTRONICS -- 5.8%
414,427   Aeroflex, Inc.!!..............................................        4,380
286,745   Anaren Microwave, Inc.!!......................................        3,860
144,351   Applied Films Corporation!!...................................        2,600
218,372   Daktronics, Inc.!!............................................        5,339
131,588   Dionex Corporation!!..........................................        7,198
 98,278   FLIR Systems, Inc.!!..........................................        5,749
257,450   Integrated Circuit Systems, Inc.!!............................        5,535
                                                                           ----------
                                                                               34,661
                                                                           ----------
          DIVERSIFIED MANUFACTURING -- 2.9%
177,792   Actuant Corporation, Class A!!................................        7,327
 89,011   CUNO, Inc.!!..................................................        5,140
221,367   Griffon Corporation!!.........................................        4,671
                                                                           ----------
                                                                               17,138
                                                                           ----------
          EDUCATION -- 1.5%
326,096   Education Management Corporation!!............................        8,687
                                                                           ----------
          EXPLORATION AND PRODUCTION -- 0.8%
477,039   Brigham Exploration Company!!.................................        4,484
                                                                           ----------
          FINANCE -- MISCELLANEOUS -- 1.8%
298,438   Boston Private Financial Holdings, Inc. ......................        7,449
142,600   World Acceptance Corporation!!................................        3,315
                                                                           ----------
                                                                               10,764
                                                                           ----------
          FINANCIAL SERVICES -- 2.0%
220,549   Affiliated Managers Group, Inc.!!(a)..........................       11,808
                                                                           ----------
          FOOD PRODUCTS -- 1.0%
133,049   Corn Products International, Inc. ............................        6,134
                                                                           ----------
          HEALTH SERVICES -- 7.6%
155,287   Centene Corporation!!.........................................        6,612
196,150   Digene Corporation!!..........................................        5,092
439,013   Province Healthcare Company!!.................................        9,184
123,219   Stericycle, Inc.!!............................................        5,656
 90,633   Triad Hospitals, Inc.!!.......................................        3,121
745,446   VCA Antech, Inc.!!............................................       15,379
                                                                           ----------
                                                                               45,044
                                                                           ----------
          HOUSING AND FURNISHING -- 2.8%
 60,150   Beazer Homes USA, Inc.(a).....................................        6,429
 57,256   Ethan Allen Interiors, Inc. ..................................        1,990
270,615   Tuesday Morning Corporation!!.................................        8,367
                                                                           ----------
                                                                               16,786
                                                                           ----------
          INSURANCE -- 1.6%
191,141   Bristol West Holdings, Inc. ..................................        3,276
109,600   Triad Guaranty, Inc.!!........................................        6,081
                                                                           ----------
                                                                                9,357
                                                                           ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 126

NATIONS MASTER INVESTMENT TRUST

Nations Small Company Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          INTEGRATED OIL -- 2.0%
199,850   Oceaneering International Inc.!!..............................   $    7,363
168,284   Remington Oil & Gas Corporation!!.............................        4,417
                                                                           ----------
                                                                               11,780
                                                                           ----------
          LODGING AND RECREATION -- 3.1%
222,825   Boyd Gaming Corporation.......................................        6,272
188,325   Gaylord Entertainment Company!!...............................        5,838
167,342   Shuffle Master, Inc.!!........................................        6,269
                                                                           ----------
                                                                               18,379
                                                                           ----------
          MEDICAL DEVICES AND SUPPLIES -- 7.2%
246,950   Align Technology, Inc.!!......................................        3,773
 87,304   Cooper Companies, Inc. .......................................        5,985
422,250   Kyphon Inc.!!.................................................       10,463
267,894   Merit Medical Systems, Inc.!!.................................        4,048
220,556   Respironics, Inc.!!...........................................       11,787
273,329   Wright Medical Group, Inc.!!..................................        6,866
                                                                           ----------
                                                                               42,922
                                                                           ----------
          METALS AND MINING -- 0.8%
104,120   AMCOL International Corporation...............................        1,991
 78,200   Steel Dynamics, Inc. .........................................        3,020
                                                                           ----------
                                                                                5,011
                                                                           ----------
          NATURAL GAS DISTRIBUTION -- 1.1%
124,310   Energen Corporation(a)........................................        6,408
                                                                           ----------
          NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.7%
377,190   AudioCodes Ltd.!!.............................................        4,749
308,856   C-COR.net Corporation!!.......................................        2,610
179,325   Tekelec!!.....................................................        2,991
                                                                           ----------
                                                                               10,350
                                                                           ----------
          OILFIELD SERVICES -- 1.3%
285,900   Varco International, Inc.!!...................................        7,668
                                                                           ----------
          PHARMACEUTICALS -- 9.3%
230,891   Affymetrix, Inc.!!(a).........................................        7,091
326,600   Angiotech Pharmaceuticals, Inc.!!.............................        6,620
180,025   AtheroGenics, Inc.!!(a).......................................        5,932
207,836   Axcan Pharma, Inc.!!(a).......................................        3,240
272,905   Connetics Corporation!!.......................................        7,374
137,415   Martek Biosciences Corporation!!..............................        6,684
 93,850   OSI Pharmaceuticals, Inc.!!...................................        5,768
312,005   Penwest Pharmaceuticals Company!!.............................        3,523
189,060   Protein Design Labs, Inc.!!...................................        3,702
 98,000   Salix Pharmaceuticals, Inc.!!.................................        2,109
160,825   Telik, Inc.!!.................................................        3,586
                                                                           ----------
                                                                               55,629
                                                                           ----------
          PUBLISHING AND ADVERTISING -- 0.5%
 54,350   R.R. Donnelley Corporation!!..................................        2,683
                                                                           ----------

                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          RAILROADS, TRUCKING AND SHIPPING -- 2.1%
127,416   UTI Worldwide, Inc. ..........................................   $    7,494
189,600   Wabash National Corporation!!.................................        5,208
                                                                           ----------
                                                                               12,702
                                                                           ----------
          RESTAURANTS -- 2.7%
144,575   Panera Bread Company, Class A!!(a)............................        5,427
234,690   RARE Hospitality International, Inc.!!........................        6,255
 96,736   Red Robin Gourmet Burgers, Inc.!!.............................        4,224
                                                                           ----------
                                                                               15,906
                                                                           ----------
          SEMICONDUCTORS -- 6.6%
180,535   Cymer, Inc.!!.................................................        5,174
666,675   Microsemi Corporation!!.......................................        9,401
309,450   OmniVision Technologies, Inc.!!(a)............................        4,379
332,875   Semtech Corporation!!.........................................        6,381
141,925   Silicon Laboratories Inc.!!...................................        4,696
159,300   Varian Semiconductor Equipment Associates, Inc.!!.............        4,922
264,525   Zoran Corporation!!...........................................        4,158
                                                                           ----------
                                                                               39,111
                                                                           ----------
          SOFTWARE -- 7.7%
 75,421   Ansys, Inc.!!.................................................        3,751
223,925   Blackboard, Inc.!!(a).........................................        3,843
496,875   Borland Software Corporation!!................................        4,149
285,027   EPIQ Systems, Inc.!!(a).......................................        4,440
209,286   Hyperion Solutions Corporation!!..............................        7,113
599,800   Lawson Software, Inc.!!.......................................        3,359
116,950   Manhattan Associates, Inc.!!..................................        2,856
357,300   Neoware Systems, Inc.!!(a)....................................        2,966
329,246   OPNET Technologies, Inc.!!....................................        3,378
280,225   Packeteer, Inc.!!.............................................        3,029
300,485   Progress Software Corporation!!...............................        5,979
 86,506   RSA Security Inc.!!...........................................        1,670
                                                                           ----------
                                                                               46,533
                                                                           ----------
          SPECIALTY STORES -- 1.4%
286,337   Hibbet Sporting Goods, Inc.!!.................................        5,867
128,950   Select Comfort Corporation!!..................................        2,347
                                                                           ----------
                                                                                8,214
                                                                           ----------
          TELECOMMUNICATIONS SERVICES -- 1.6%
599,765   Centennial Cellular Corporation!!.............................        3,527
263,186   SpectraLink Corporation.......................................        2,500
137,025   Western Wireless Corporation, Class A!!.......................        3,523
                                                                           ----------
                                                                                9,550
                                                                           ----------
          TOTAL COMMON STOCKS
            (Cost $451,892).............................................      578,884
                                                                           ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Small Company Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)

SHARES                                                                        VALUE
 (000)                                                                        (000)
--------------------------------------------------------------------------------------
          AFFILIATED INVESTMENT COMPANIES -- 9.8%
            (Cost $58,028)
 58,028   Nations Cash Reserves, Capital Class Shares#..................   $   58,028
                                                                           ----------
          TOTAL INVESTMENTS
            (Cost $509,920*)..................................     107.1%     636,912
                                                                           ----------
          TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (7.1)%    (42,312)
                                                                           ----------
          NET ASSETS..........................................     100.0%  $  594,600
                                                                           ==========

---------------

 *Federal income tax information: Net unrealized appreciation of $126,992 on investment securities was comprised of gross appreciation of $159,561 and gross depreciation of $32,569 for federal income tax purposes. At September 30, 2004, the aggregate cost for federal income tax purposes was $509,920.

 !!
  Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 6). The portion that represents cash collateral is $44,222.

(a)
  All or portion of security was on loan September 30, 2004. The aggregate cost and market value of securities on loan September 30, 2004 is $40,548 and $41,994, respectively.

ABBREVIATIONS:

LTD  --   Limited

                       SEE NOTES TO FINANCIAL STATEMENTS.
 128

NATIONS MASTER INVESTMENT TRUST

  STATEMENTS OF ASSETS AND LIABILITIES                           (UNAUDITED)


September 30, 2004

                                                                          STRATEGIC           FOCUSED             SMALL
                                                         GROWTH             GROWTH            EQUITIES           COMPANY
                                                         MASTER             MASTER             MASTER             MASTER
                                                       PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                     -----------------------------------------------------------------------
(IN THOUSANDS)
ASSETS:
Non-affiliated investments, at cost................  $    1,162,248     $    1,474,909     $    2,029,800     $      451,892
Affiliated investments, at cost....................          32,460              6,923             18,012             58,028
                                                     --------------     --------------     --------------     --------------
Non-affiliated investments, at value...............       1,460,276          1,631,925          2,562,933            578,884
Affiliated investments, at value...................          32,460              6,923             18,012             58,028
Receivable for investment securities sold..........          18,292             22,941             32,172              4,548
Dividends receivable...............................             728              1,065              1,207                 60
Interest receivable................................             254                 --                 --                 15
                                                     --------------     --------------     --------------     --------------
    Total assets...................................       1,512,010          1,662,854          2,614,324            641,535
                                                     --------------     --------------     --------------     --------------
LIABILITIES:
Collateral on securities loaned....................              --               (252)                --            (44,222)
Investment advisory fee payable....................            (899)              (888)            (1,597)              (439)
Administration fee payable.........................            (120)               (68)              (213)               (24)
Due to custodian...................................              (3)              (875)               (19)               (38)
Payable for investment securities purchased........          (2,970)            (8,372)            (3,122)            (2,152)
Accrued Trustees' fees and expenses................             (38)               (39)               (38)               (17)
Accrued expenses and other liabilities.............             (24)               (30)               (23)               (43)
                                                     --------------     --------------     --------------     --------------
    Total liabilities..............................          (4,054)           (10,524)            (5,012)           (46,935)
                                                     --------------     --------------     --------------     --------------
NET ASSETS.........................................  $    1,507,956     $    1,652,330     $    2,609,312     $      594,600
                                                     ==============     ==============     ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)


For the six months ended September 30, 2004

                                                                          STRATEGIC           FOCUSED             SMALL
                                                         GROWTH             GROWTH            EQUITIES           COMPANY
                                                         MASTER             MASTER             MASTER             MASTER
                                                       PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                     -----------------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $72,
  $17, $174 and $3, respectively)..................  $        6,477     $       12,089     $       12,080     $        1,098
Dividend income from affiliated funds..............             214                133                386                 91
Interest...........................................             612                 --                 --*                --
Securities lending.................................               5                 56                 --                 65
                                                     --------------     --------------     --------------     --------------
    Total investment income........................           7,308             12,278             12,466              1,254
                                                     --------------     --------------     --------------     --------------
EXPENSES:
Investment advisory fee............................           5,216              5,663              9,776              3,011
Administration fee.................................             696                436              1,303                167
Custodian fees.....................................              61                 62                128                 28
Legal and audit fees...............................              26                 26                 26                 21
Trustees' fees and expenses........................               9                  9                 10                  9
Interest expense...................................              --                  1                 --*                 2
Other..............................................              12                 17                 22                  5
                                                     --------------     --------------     --------------     --------------
    Total expenses.................................           6,020              6,214             11,265              3,243
Fees reduced by credits allowed by the custodian
  (see Note 3).....................................              --*                (2)                --*                (2)
                                                     --------------     --------------     --------------     --------------
    Net expenses...................................           6,020              6,212             11,265              3,241
                                                     --------------     --------------     --------------     --------------
NET INVESTMENT INCOME (LOSS).......................           1,288              6,066              1,201             (1,987)
                                                     --------------     --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions............................         (27,687)           226,965            (85,201)            31,559
  Foreign currency and other net assets............            (350)                --               (615)                --
  Net increase from payments by affiliates and net
    realized gain/(loss) on the disposal of
    investments in violation of restrictions (see
    Note 3)........................................              --                181                 --                 --
                                                     --------------     --------------     --------------     --------------
Net realized gain/(loss) on investments............         (28,037)           227,146            (85,816)            31,559
Change in unrealized appreciation/(depreciation) of
  securities (see Note 7)..........................          45,403           (265,382)            43,168            (74,747)
                                                     --------------     --------------     --------------     --------------
Net realized and unrealized gain/(loss) on
  investments......................................          17,366            (38,236)           (42,648)           (43,188)
                                                     --------------     --------------     --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..................................  $       18,654     $      (32,170)    $      (41,447)    $      (45,175)
                                                     ==============     ==============     ==============     ==============

---------------

 *Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 130

                      [This page intentionally left blank]

 NATIONS MASTER INVESTMENT TRUST


  STATEMENTS OF CHANGES IN NET ASSETS


                                                                  GROWTH                           STRATEGIC GROWTH
                                                             MASTER PORTFOLIO                      MASTER PORTFOLIO
                                                     ---------------------------------     ---------------------------------
                                                       SIX MONTHS                            SIX MONTHS
                                                     ENDED 9/30/04        YEAR ENDED       ENDED 9/30/04        YEAR ENDED
                                                      (UNAUDITED)          3/31/04          (UNAUDITED)          3/31/04
                                                     -----------------------------------------------------------------------
(IN THOUSANDS)
Net investment income (loss).......................  $        1,288     $          641     $        6,066     $       13,753
Net realized gain/(loss) on investments............         (28,037)            51,459            227,146             38,802
Net change in unrealized
  appreciation/(depreciation) of investments.......          45,403            192,452           (265,382)           469,018
                                                     --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets resulting
  from operations..................................          18,654            244,552            (32,170)           521,573
Contributions......................................         340,598            797,051             54,864            325,674
Withdrawals........................................        (203,573)          (279,054)          (229,730)          (692,882)
                                                     --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets..............         155,679            762,549           (207,036)           154,365
NET ASSETS:
Beginning of period................................       1,352,277            589,728          1,859,366          1,705,001
                                                     --------------     --------------     --------------     --------------
End of period......................................  $    1,507,956     $    1,352,277     $    1,652,330     $    1,859,366
                                                     ==============     ==============     ==============     ==============

---------------

(a)Small Company Master Portfolio commenced operations on November 1, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 132

NATIONS MASTER INVESTMENT TRUST


             FOCUSED EQUITIES                                   SMALL COMPANY
             MASTER PORTFOLIO                                  MASTER PORTFOLIO
------------------------------------------          --------------------------------------
      SIX MONTHS                                      SIX MONTHS
    ENDED 9/30/04             YEAR ENDED            ENDED 9/30/04            PERIOD ENDED
     (UNAUDITED)               3/31/04               (UNAUDITED)              3/31/04(A)
------------------------------------------------------------------------------------------

    $        1,201          $         (295)         $       (1,987)         $       (2,084)
           (85,816)                125,132                  31,559                  33,844

            43,168                 440,064                 (74,747)                 30,069
    --------------          --------------          --------------          --------------

           (41,447)                564,901                 (45,175)                 61,829
           323,914               1,146,568                  37,492               1,016,295
          (375,129)               (593,210)               (168,116)               (307,725)
    --------------          --------------          --------------          --------------
           (92,662)              1,118,259                (175,799)                770,399

         2,701,974               1,583,715                 770,399                      --
    --------------          --------------          --------------          --------------
    $    2,609,312          $    2,701,974          $      594,600          $      770,399
    ==============          ==============          ==============          ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

  FINANCIAL HIGHLIGHTS


                                                            RATIO OF                  RATIO OF NET
                                                           OPERATING                   INVESTMENT
                                                            EXPENSES                  INCOME/(LOSS)   PORTFOLIO
                                            TOTAL          TO AVERAGE                  TO AVERAGE     TURNOVER
                                            RETURN         NET ASSETS                  NET ASSETS       RATE
                                            -------------------------------------------------------------------
GROWTH MASTER PORTFOLIO:
Six months ended 9/30/2004 (unaudited)....    1.16%           0.87%+(d)                    0.19%+         23%
Year ended 3/31/2004......................   33.81            0.87(d)(e)                   0.07           94
Year ended 3/31/2003......................  (18.90)           0.87(d)(e)                  (0.05)         107
Year ended 3/31/2002......................   (0.53)           0.87(d)(e)                  (0.13)         114
Year ended 3/31/2001......................      --@           0.86(d)                      0.20          113
Period ended 3/31/2000(a).................      --@           0.86+(d)                    (0.04)+         60
STRATEGIC GROWTH MASTER PORTFOLIO:
Six months ended 9/30/2004 (unaudited)....   (1.58)%          0.71%+(d)(e)                 0.70%+         61%
Year ended 3/31/2004......................   32.80            0.71(b)(d)(e)                0.74           47
Period ended 3/31/2003(f).................  (22.08)           0.71+(d)(e)                  0.96+          77
FOCUSED EQUITIES MASTER PORTFOLIO:
Six months ended 9/30/2004 (unaudited)....   (1.36)%          0.86%+(d)(e)                 0.09%+         34%
Year ended 3/31/2004......................   32.78            0.86(d)(e)                  (0.01)          96
Year ended 3/31/2003......................  (19.02)           0.86(d)(e)                  (0.08)         115
Year ended 3/31/2002......................    3.50            0.86(d)(e)                  (0.08)         129
Year ended 3/31/2001......................      --@           0.86(d)(e)                   0.17          134
Period ended 3/31/2000(c).................      --@           0.84+(d)                    (0.07)+         84
SMALL COMPANY MASTER PORTFOLIO:
Six months ended 9/30/2004 (unaudited)....   (5.81)%          0.97%+(d)(e)                (0.59)%+        22%
Period ended 3/31/2004(g).................   51.50            0.98+(d)                    (0.66)+         26

                                              WITHOUT WAIVERS
                                               AND/OR EXPENSE
                                               REIMBURSEMENTS
                                            --------------------
                                                  RATIO OF
                                                 OPERATING
                                                EXPENSES TO
                                                  AVERAGE
                                                 NET ASSETS
                                            --------------------
GROWTH MASTER PORTFOLIO:
Six months ended 9/30/2004 (unaudited)....          0.87%+(d)
Year ended 3/31/2004......................          0.87(d)(e)
Year ended 3/31/2003......................          0.87(d)(e)
Year ended 3/31/2002......................          0.87(d)(e)
Year ended 3/31/2001......................          0.86(d)
Period ended 3/31/2000(a).................          0.86+(d)
STRATEGIC GROWTH MASTER PORTFOLIO:
Six months ended 9/30/2004 (unaudited)....          0.71%+(d)(e)
Year ended 3/31/2004......................          0.71(d)(e)
Period ended 3/31/2003(f).................          0.71+(d)(e)
FOCUSED EQUITIES MASTER PORTFOLIO:
Six months ended 9/30/2004 (unaudited)....          0.86%+(d)(e)
Year ended 3/31/2004......................          0.86(d)(e)
Year ended 3/31/2003......................          0.86(d)(e)
Year ended 3/31/2002......................          0.86(d)(e)
Year ended 3/31/2001......................          0.86(d)
Period ended 3/31/2000(c).................          0.84+(d)
SMALL COMPANY MASTER PORTFOLIO:
Six months ended 9/30/2004 (unaudited)....          0.97%+(d)(e)
Period ended 3/31/2004(g).................          0.98+(d)

---------------

 +Annualized.

 @Total return not required for periods indicated.

(a)
  Growth Master Portfolio commenced operations on October 8, 1999.

(b)
  The reimbursement from Investment Adviser is included in the ratio of operating expenses to average net assets (with waivers).
  The effect of this reimbursement to the operating expense ratio (with waivers) was less than 0.01%.

(c)
  Focused Equities Master Portfolio commenced operations on October 8, 1999.

(d)
  The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expenses, was less than 0.01%.

(e)
  The effect of interest expense on the operating expense ratio was less than 0.01%.

 (f)
  Strategic Growth Master Portfolio commenced operations on May 13, 2002.

(g)
  Small Company Master Portfolio commenced operations on November 1, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 134

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Master Investment Trust (the "Master Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At September 30, 2004, the Master Trust offered twelve separate portfolios. These financial statements pertain only to Nations Marsico Growth Master Portfolio, Nations Strategic Growth Master Portfolio, Nations Marsico Focused Equities Master Portfolio and Nations Small Company Master Portfolio (each a "Master Portfolio" and collectively, the "Master Portfolios"). Financial statements for the other portfolios of the Master Trust are presented under separate cover.

Certain Master Portfolios invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Master Portfolios to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

The following investors were invested in the Master Portfolios at September 30, 2004:

GROWTH MASTER PORTFOLIO:
Nations Marsico Growth Fund.................................  95.5%
Nations Marsico Growth Fund (Offshore)......................   2.6%
Banc of America Capital Management Funds I -- Growth Fund...   1.9%
STRATEGIC GROWTH MASTER PORTFOLIO:
Nations Strategic Growth Fund...............................  98.6%
Nations Strategic Growth Fund (Offshore)....................   1.4%
FOCUSED EQUITIES MASTER PORTFOLIO:
Nations Marsico Focused Equities Fund.......................  99.0%
Nations Marsico Focused Equities Fund (Offshore)............   0.9%
Banc of America Capital Management Funds I -- Focused
  Equities Fund.............................................   0.1%
SMALL COMPANY MASTER PORTFOLIO:
Nations Small Company Fund..................................  96.9%
Nations Small Company Fund (Offshore).......................   3.1%

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolios in the preparation of their financial statements.

Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

Futures contracts: All Master Portfolios may invest in futures contracts for the purposes of hedging against changes in values of the Portfolios' securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, a Master Portfolio is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Master Portfolio each day, depending on the daily fluctuation of the value of the contract. At September 30, 2004, the Master Portfolios had no open futures contracts.

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Master Portfolios may purchase and write call and put options on securities, futures and swap contracts ("swaptions"). A Master Portfolio may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures, and to seek to enhance return. At September 30, 2004, the Master Portfolios had no open options.

The Master Portfolios may write covered call options and put options on securities in which they are permitted to invest from time to time in seeking to attain each Master Portfolio's objective. Call options written by a Master Portfolio give the holder the right to buy the underlying securities from the Master Portfolio at a stated exercise price; put options give the holder the right to sell the underlying security to the Master Portfolio at a stated price. In the case of put options, a Master Portfolio is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Master Portfolios may also write combinations of covered puts and calls on the same underlying security. When the Master Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Master Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Master Portfolios typically receive a premium from writing a put or call option, which would increase the Master Portfolios' return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Master Portfolio limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Master Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received.

A Master Portfolio may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Master Portfolio will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Master Portfolio.

Foreign currency transactions: The books and records of the Master Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. London time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Master Portfolio and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Forward foreign currency transactions: Generally, each Master Portfolio may enter into forward foreign currency contracts only under two circumstances: (i) when a Master Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Master Portfolio as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset. At September 30, 2004, the Master Portfolios had no open forward foreign currency contracts.

Forward foreign currency contracts will be used primarily to protect the Master Portfolio from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Master Portfolio's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of assets and liabilities. In addition, the Master Portfolios could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each investor in the Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses, realized and unrealized gains and losses of the Portfolio.

Federal income taxes: The Master Portfolios are treated as partnerships for federal income tax purposes and therefore are not subject to federal income tax. Each investor in the Master Portfolios will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

Expenses: General expenses of the Master Trust are allocated to the Master Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Master Portfolio are charged to such Portfolio.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

The Master Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Master Portfolios. Under the terms of the Investment Advisory Agreement, BACAP is entitled to receive an advisory fee,

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


calculated daily and payable monthly, based on the following maximum annual rates multiplied by the average daily net assets of each Master Portfolio:

                                                              ANNUAL
                                                               RATE
                                                              ------
Growth Master Portfolio.....................................   0.75%
Strategic Growth Master Portfolio...........................   0.65%
Focused Equities Master Portfolio...........................   0.75%
Small Company Master Portfolio..............................   0.90%

The Master Trust has, on behalf of the Growth and Focused Equities Master Portfolios, entered into a sub-advisory agreement with BACAP and Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of Bank of America, pursuant to which Marsico is entitled to receive a sub-advisory fee from BACAP at the maximum annual rate of 0.45% of each Master Portfolio's average daily net assets.

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of the Master Trust. Under the administration agreement, BACAP Distributors is currently entitled to receive a fee, computed daily and paid monthly, at the maximum annual rate of 0.05% of the Strategic Growth and Small Company Master Portfolios' average daily net assets and 0.10% of the Growth and Focused Equities Master Portfolios' average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Master Trust pursuant to an agreement with BACAP Distributors. For the six months ended September 30, 2004, BACAP Distributors earned annual rates of 0.10% of the Growth and Focused Equities Master Portfolios' average daily net assets and 0.05% of the Strategic Growth and Small Company Master Portfolios' average daily net assets for its administration services.

BNY serves as the custodian of the Master Trust's assets.

For the six months ended September 30, 2004, Small Company Master Portfolio paid brokerage commissions of $11,325 to certain affiliates of BACAP in connection with the execution of various portfolio transactions.

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from the Master Trust for serving as an Officer of the Master Trust.

The Master Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Master Portfolios' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, a portfolio of Nations Funds Trust, another registered investment company advised by BACAP. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statements of assets and liabilities.

The Master Portfolios have made daily investments of cash balances in Nations Cash Reserves, a portfolio of Nations Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Master Portfolio from such investments is included in its Statement of operations as "Dividend income from affiliated funds". BACAP and BACAP Distributors earn advisory and administration fees on the investments made in the Nations Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Master Portfolios. For the six months ended September 30, 2004, BACAP and BACAP Distributors earned the following fees related to investments in affiliated funds:

                                                                                   ADMINISTRATION FEES
                                                                ADVISORY FEES       (EARNED BY BACAP
                                                              (EARNED BY BACAP)       DISTRIBUTORS)
FUND                                                                (000)                 (000)
------------------------------------------------------------------------------------------------------
Growth Master Portfolio.....................................         $24                   $12
Strategic Growth Master Portfolio...........................          13                     7
Focused Equities Master Portfolio...........................          47                    24
Small Company Master Portfolio..............................          10                     5

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


3.  TOTAL OPERATING EXPENSE LIMITATIONS

For the six months ended September 30, 2004, expenses of the Master Portfolios were reduced by $4,494 under expense offset arrangements with BNY. The Master Portfolios could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

During the six months ended September 30, 2004, BACAP ascertained that it had caused the Portfolio to exceed certain investment restrictions imposed by the 1940 Act and conditions contained in exemptive orders granted to the Portfolios. During the six months ended September 30, 2004, BACAP reimbursed the Portfolio for all losses incurred resulting from the sale of securities required to bring the Funds within their investment limits. The amount of the reimbursements are as follows:

Strategic Growth............................................  $181,227

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2004 were as follows:

                                                              PURCHASES       SALES
                                                                (000)         (000)
                                                              ------------------------
Growth Master Portfolio.....................................  $  503,918    $  312,288
Strategic Growth Master Portfolio...........................   1,044,764     1,206,553
Focused Equities Master Portfolio...........................   1,019,654       851,910
Small Company Master Portfolio..............................     144,737       273,093

5.  LINE OF CREDIT

The Master Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Master Portfolio maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

The Master Portfolios had no borrowings outstanding at September 30, 2004. During the six months ended September 30, 2004, borrowings by the Master Portfolios under the Agreement were as follows:

                                                                AVERAGE
                                                                 AMOUNT       AVERAGE
                                                              OUTSTANDING*    INTEREST
PORTFOLIO                                                        (000)          RATE
--------------------------------------------------------------------------------------
Strategic Growth Master Portfolio...........................      $152          1.59%
Focused Equities Master Portfolio...........................        46          1.93
Small Company Master Portfolio..............................       183          1.81

---------------

 *The average amount outstanding was calculated based on daily balances in the period.

6.  SECURITIES LENDING

Under an agreement with BNY, the Master Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from investment of the collateral. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Master Portfolios. Generally, in the event of counterparty default, the Master Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Master Portfolio in the event the Master Portfolio is delayed or prevented from exercising

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


its right to dispose of the collateral. The Master Portfolio bears the risk of loss with respect to the investment of collateral. The income earned by each Master Portfolio from securities lending is included in its Statement of operations.

At September 30, 2004, the following Master Portfolios had securities on loan:

                                                               MARKET VALUE OF     MARKET VALUE
                                                              LOANED SECURITIES    OF COLLATERAL
                                                                    (000)              (000)
                                                              ----------------------------------
Strategic Growth Master Portfolio...........................       $   249            $   252
Small Company Master Portfolio..............................        41,994             44,222

7.  REORGANIZATIONS

FUND REORGANIZATION

On January 23, 2004, Growth Fund ("Acquiring Fund"), acquired the assets and assumed the liabilities of Capital Growth Fund ("Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The assets received, including the securities received in the transaction, were contributed to the Growth Master Portfolio. Net assets and unrealized appreciation/(depreciation) as of the reorganization date were as follows:

                                                                       TOTAL NET ASSETS         ACQUIRED FUND
                                TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND   UNREALIZED APPRECIATION/
                                OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION        (DEPRECIATION)
ACQUIRING FUND  ACQUIRED FUND        (000)               (000)               (000)                  (000)
-------------------------------------------------------------------------------------------------------------------
Growth          Capital Growth      $160,790          $1,083,815          $1,244,605               $41,595

8.  CONTINGENCIES AND OTHER EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in various mutual funds, including other funds in the Nations Funds family. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and "late trading." The NYAG later announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name the Funds, among others, as defendants (see Civil Litigation below).

The independent Trustees of the Funds have engaged independent legal counsel and, through them, accountants to evaluate the extent of any monetary impact to any Funds from discretionary market timing or from late trading. On September 8, 2003, Bank of America Corporation and the Boards of Trustees of the Funds (the "Boards") jointly announced that: (i) to the extent that the independent counsel and accountants determine that the Funds were adversely affected by any late trading or any discretionary market timing agreement, BACAP would make appropriate restitution; and (ii) BACAP and BACAP Distributors would promptly return to the Funds that were the subject of a market timing agreement all advisory and administration fees they received as a result of such an agreement, irrespective as to whether or not there is an independent determination of any negative impact to any Fund shareholders. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by the Funds in connection with this matter.

Settlements in Principle with Regulators

On March 15, 2004, Bank of America Corporation and FleetBoston Financial Corporation ("Fleet") entered into agreements in principle (each an "Agreement" and together, the "Agreements") with the NYAG and the SEC over matters related to improper late trading and market timing of mutual funds. As noted below, on April 1, 2004, Bank of America Corporation acquired Fleet.

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Under the Agreements, Bank of America Corporation has agreed to pay $250 million in total disgorgement and restitution and a penalty of $125 million and FleetBoston Financial Corporation agreed to pay $70 million in total disgorgement and restitution and a penalty of $70 million. In addition, the Agreement with the NYAG requires an aggregate reduction in mutual fund fees of $32 million per year for five years across selected non-money market funds in the Nations Funds and Fleet mutual fund complexes. The final amount payable as restitution and whether such restitution will be effectuated through a Fund or directly to shareholders, has not yet been determined.

When finalized, the Agreements will conclude the investigation by the NYAG and the SEC of Bank of America Corporation and its affiliates relating to late trading and market timing activities, provided that the NYAG and the SEC have reserved the right to continue their respective investigations of and actions against individuals.

Management believes that the Agreements, and their finalization, will not have a material adverse effect, on any Fund's financial positions or results of operations. However, a review by the accountants engaged to investigate these matters for the Boards remains ongoing. Accordingly, an estimate of the financial impact on any Fund cannot currently be made.

Bank of America Corporation Acquisition of Fleet

On April 1, 2004, Bank of America Corporation acquired Fleet. As a result of this acquisition, Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributor, Inc. ("CFDI") are now indirect wholly-owned subsidiaries of Bank of America Corporation. The SEC and NYAG filed proceedings against both CMA and CFDI on February 24, 2004 alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual funds shares and violated certain New York anti-fraud statutes. In order to settle these matters, as noted above, Fleet entered into the March 15, 2004 Agreements with the NYAG and the SEC. In addition, both Bank of America and Fleet committed to use best efforts to implement certain enhanced governance and compliance procedures with respect to advised mutual funds and agreed to the retention of independent consultants to review compliance, control and other policies and procedures relating to their respective mutual fund advisory businesses.

If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, or if any final settlement includes an injunction against CMA or CFDI prohibiting them from engaging in certain conduct, CMA, CFDI or any company that is an affiliated person of CMA and CFDI could be barred from serving as an investment adviser or distributor for any investment company registered under the Investment Company Act of 1940. As a result of the Fleet acquisition, BACAP and BACAP Distributors are now affiliated persons of CMA and CFDI and, therefore, under these circumstances, could be barred from serving as an investment adviser or distributor for any registered investment company, including the Funds. If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, it is expected that BACAP and BACAP Distributors would seek exemptive relief from the SEC to permit them to continue serving as the investment adviser and distributor of the Funds.

Civil Litigation

In connection with the events described in detail above, various parties have filed suit against certain Funds, their Boards and/or Bank of America Corporation (and affiliated entities). These cases have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland.

These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

THE NATIONS FUNDS
FAMILY OF FUNDS

THE MUTUAL FUND FAMILY OF
BANC OF AMERICA CAPITAL MANAGEMENT

Within each category,
the funds are listed from
aggressive to conservative.


Lower risk/reward potential

MONEY MARKET FUNDS

Nations Cash Reserves
Nations Money Market Reserves
Nations Government Reserves
Nations Treasury Reserves
Nations Tax-Exempt Reserves
Nations Municipal Reserves
Nations California Tax-Exempt Reserves
Nations New York Tax-Exempt Reserves

FIXED INCOME FUNDS

TAXABLE INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Government Securities Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (CA, FL, GA, KS, MD, NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


EQUITY FUNDS

GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth Fund
Nations Strategic Growth Fund

BLEND FUNDS
Nations Asset Allocation Fund

VALUE FUNDS
Nations SmallCap Value Fund
Nations MidCap Value Fund
Nations Value Fund


Higher reward/risk potential

INTERNATIONAL/GLOBAL FUNDS

Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund
Nations Global Value Fund


SPECIALTY FUNDS

INDEX FUNDS
Nations SmallCap Index Fund
Nations MidCap Index Fund
Nations LargeCap Index Fund
Nations LargeCap Enhanced Core Fund

ASSET ALLOCATION PORTFOLIOS
Nations LifeGoal Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Income Portfolio
Nations LifeGoal Income and Growth Portfolio

OTHER SPECIALTY FUNDS
Nations Convertible Securities Fund


STKSAR
(9/04)

                                             Nations Global Value Fund

                                             Nations International
                                             Value Fund

                                             Nations International
                                             Equity Fund
        INTERNATIONAL/GLOBAL
        STOCK FUNDS                          Nations Marsico
        ----------------------------------   International Opportunities
        Semiannual report for the period     Fund
        ended September 30, 2004





                                            [NATIONS FUNDS LOGO]

Guidelines and information about how Nations Funds voted proxies for securities they held during the 12-month period ended June 30, 2004 are available without charge at www.nationsfunds.com and at http://www.sec.gov or by calling 1.800.321.7854.

Beginning with the Funds' fiscal quarter ending December 31, 2004, the Funds will file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds' Forms N-Q will also be available on our website at www.nationsfunds.com.

This report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

BACAP Distributors, LLC and Banc of America Capital Management, LLC are the distributor and investment adviser to Nations Funds, respectively. They and other affiliates of Bank of America provide services to Nations Funds and receive fees for such services. BACAP Distributors, LLC, member NASD, SIPC.


NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

CHAIRMAN'S AND PRESIDENT'S MESSAGE
                           Dear Shareholder:

                           The US economy grew at a healthy pace during the six-month period that ended September 30, 2004. Despite uncertainty about job growth, consumer spending and rising energy prices, gross domestic product growth was comfortably above the long-term historical average of 3.0%. In general, corporate profits continued to rise, which provided companies with the resources to increase spending. Industrial production rose; factories used more of their capacity; and spending on technology, capital equipment and construction all increased.

                           STOCKS FALTER WHILE BONDS EKE OUT A POSITIVE RETURN Although this environment provided a solid foundation for the financial markets, the stock market was unsettled by external events such as the fall presidential election, renewed terror threats and continued fighting in Iraq. As a result, many investors remained on the sidelines. The S&P 500 Index(1) and the Russell 3000 Index(2), two broad measures of US stock market performance, returned negative 0.18% and negative 0.60% respectively, over this six-month reporting period. The broad markets for small- and mid-cap stocks and value stocks did somewhat better. The Russell MidCap Value Index returned 3.50%(3) and the Russell 2000 Value Index returned 1.00%.(4) Energy stocks were the period's strongest performers. They gained more than 19% during the period, as measured by Standard & Poor's.

                           The bond market encountered considerable volatility when job growth picked up in the spring and investors began to anticipate higher short-term interest rates. However, a shaky stock market and some weak economic data gave the bond market a boost in the final months of the period. The Lehman Brothers Aggregate Bond Index eked out a positive return of 0.68% over this six-month reporting period.(5) High-yield bonds, which can be less sensitive to changing interest rates, led the fixed-income markets. The Merrill Lynch US High Yield, Cash Pay Index returned 3.72% over the same period.(6)

                           LOOKING AHEAD
                           Although the soft patch encountered by the economy during the summer months appears to be behind us, a meaningful acceleration of economic activity does not appear to be in the works. In fact, leading economic indicators suggest that growth remains in line with the economy's long-term average. Job growth has become increasingly important to the outlook for consumer income and spending, and there the trend is encouraging. Although monthly data has been volatile over the past year, year-over-year data shows that payroll growth has swung from a decline of 1% to 2% in 2002 to an increase of 1% in 2004.

                           (1)The S&P 500 Index is an unmanaged index of 500 widely held common socks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (2)The Russell 3000 Index is an unmanaged index that tracks the performance of the 3,000 largest US companies based on total market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (3)The Russell MidCap Value Index is an unmanaged index that measures the performance of those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (4)The Russell 2000 Value Index is an unmanaged index that tracks the performance of those Russell 2000 companies with lower price-to book ratios and lower forecasted growth values. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (5)The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues.

                           (6)The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

CHAIRMAN'S AND PRESIDENT'S MESSAGE
CONTINUED...

                           In this environment, we believe that the outlook is slightly better for stocks than for bonds. Although long-term Treasury yields have declined in recent months, we expect them to move higher once the Federal Reserve Board completes its cycle of short-term rate increases. We expect to see short-term rates rise to 3% to 4% and long-term rates go to 5% or higher. Higher long-term rates would be a challenge for the bond market because yields and bond prices move in opposite directions. We expect the outlook for the stock market to improve if and when some of the current uncertainties are resolved. Certainly if the price of oil retreats from its current high level, it would take some pressure off consumers and the market would be one of the likely beneficiaries.

                           STRATEGIC THINKING ABOUT YOUR INVESTMENTS
                           Regardless of the short-term outlook for stocks and bonds, we believe that there are certain basic principles that can help you achieve your long-term financial goals. Think long term. Have a plan for investing, and stick to it. Own a diversified mix of investments. Add to your investments regularly. If you can incorporate these four principles into your investment plan, you will find it easier to ignore the short-term gyrations of the market. If you work with an investment professional, be sure to consult him or her if you have questions or concerns about your investments. An investment professional can be an important ally in helping you keep your financial goals on track.

                           As always, we thank you for investing in Nations Funds and we look forward to serving your financial needs in the years to come.

                           Sincerely,

                           -s- WILLIAM P. CARMICHAEL
                           WILLIAM P. CARMICHAEL
                           CHAIRMAN OF THE BOARD OF TRUSTEES
                           NATIONS FUNDS



                           -s- KEITH T. BANKS
                           KEITH T. BANKS
                           PRESIDENT OF NATIONS FUNDS
                           PRESIDENT OF BANC OF AMERICA
                           CAPITAL MANAGEMENT, LLC

                           September 30, 2004

                           The information and data provided in this analysis are derived from sources that we deem to be reliable and accurate. The opinions expressed here are strictly those of the contributors and are subject to change without notice.

TABLE OF CONTENTS

                                       DISCLOSURE OF FUND EXPENSES AND PORTFOLIO HOLDINGS
                                       Nations Global Value Fund                                      3
                                       Nations International Value Fund                               5
                                       Nations International Equity Fund                              7
                                       Nations Marsico International Opportunities Fund               9
                                       FINANCIAL STATEMENTS
                                       Schedule of investments                                       11
                                       Statements of assets and liabilities                          21
                                       Statements of operations                                      22
                                       Statements of changes in net assets                           24
                                       Schedules of capital stock activity                           26
                                       Financial highlights                                          30
                                       Notes to financial statements                                 38
                                       Nations Master Investment Trust                               48
                                       Schedule of investments -- Nations International Value
                                         Master Portfolio                                            49
                                       Statement of assets and liabilities                           52
                                       Statement of operations                                       53
                                       Statement of changes in net assets                            54
                                       Financial highlights                                          54
                                       Notes to financial statements                                 55

                                  NATIONS FUNDS                         [DALBAR LOGO]
                                  RECOGNIZED FOR
                                  OUTSTANDING                           DALBAR, Inc. is a well-respected
                                  SHAREHOLDER SERVICE                   research firm that measures
                                                                        customer service levels and
                                  IN RECOGNITION OF ITS COMMITMENT      establishes benchmarks in the
                                  TO PROVIDE SHAREHOLDERS WITH THE      financial services industry.
                                  HIGHEST LEVEL OF SERVICE IN THE
                                  MUTUAL FUND INDUSTRY, NATIONS
                                  FUNDS RECEIVED THE DALBAR MUTUAL
                                  FUND SERVICE AWARD IN 2003.


                      [This page intentionally left blank]

NATIONS GLOBAL VALUE FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  981.00              $ 6.31
Hypothetical**..............................................    $1,000.00         $1,018.70              $ 6.43
INVESTOR A
Actual......................................................    $1,000.00         $  980.00              $ 7.54
Hypothetical**..............................................    $1,000.00         $1,017.45              $ 7.69
INVESTOR B
Actual......................................................    $1,000.00         $  976.20              $11.25
Hypothetical**..............................................    $1,000.00         $1,013.69              $11.46
INVESTOR C
Actual......................................................    $1,000.00         $  976.20              $11.25
Hypothetical**..............................................    $1,000.00         $1,013.69              $11.46

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 1.27%, Investor A 1.52%, Investor B 2.27% and Investor C 2.27%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS GLOBAL VALUE FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)

[PIE CHART]

33.1%  United States
12.0%  Japan
11.7%  United Kingdom
10.5%  Netherlands
 8.3%  Germany
 5.0%  Switzerland
 4.6%  Spain
 3.2%  Mexico
 2.7%  Brazil
 2.5%  Italy
 6.4%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Nestle SA (REGD)                        2.9%
                                                                            -------------------------------------------------
                                                                              2  GlaxoSmithKline plc                     2.8%
                                                                            -------------------------------------------------
                                                                              3  Schering-Plough Corporation             2.8%
                                                                            -------------------------------------------------
                                                                              4  BAE Systems plc                         2.7%
                                                                            -------------------------------------------------
                                                                              5  Unilever NV                             2.5%
                                                                            -------------------------------------------------
                                                                              6  Safeway Inc.                            2.4%
                                                                            -------------------------------------------------
                                                                              7  ING Groep NV                            2.3%
                                                                            -------------------------------------------------
                                                                              8  BellSouth Corporation                   2.2%
                                                                            -------------------------------------------------
                                                                              9  Marks & Spencer Group plc               2.2%
                                                                            -------------------------------------------------
                                                                             10  Albertson's, Inc.                       2.2%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS INTERNATIONAL VALUE FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  998.60              $ 5.66
Hypothetical**..............................................    $1,000.00         $1,019.40              $ 5.72
INVESTOR A
Actual......................................................    $1,000.00         $  997.60              $ 6.91
Hypothetical**..............................................    $1,000.00         $1,018.15              $ 6.98
INVESTOR B
Actual......................................................    $1,000.00         $  993.60              $10.65
Hypothetical**..............................................    $1,000.00         $1,014.39              $10.76
INVESTOR C
Actual......................................................    $1,000.00         $  993.60              $10.65
Hypothetical**..............................................    $1,000.00         $1,014.39              $10.76

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 1.13%, Investor A 1.38%, Investor B 2.13% and Investor C 2.13%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS INTERNATIONAL VALUE FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

17.9%  United Kingdom
17.1%  Japan
10.1%  Germany
 8.1%  Netherlands
 6.4%  Spain
 6.2%  Brazil
 6.1%  Switzerland
 5.2%  Singapore
 4.9%  Italy
 3.0%  South Korea
15.0%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  GlaxoSmithKline plc                     3.1%
                                                                            -------------------------------------------------
                                                                              2  Deutsche Telekom AG, ADR                2.8%
                                                                            -------------------------------------------------
                                                                              3  Telefonica SA, ADR                      2.8%
                                                                            -------------------------------------------------
                                                                              4  Telecom Italia SpA, ADR                 2.6%
                                                                            -------------------------------------------------
                                                                              5  Petroleo Brasileiro SA, ADR             2.4%
                                                                            -------------------------------------------------
                                                                              6  Centrais Electricas Brasileiras SA,
                                                                                 ADR                                     2.3%
                                                                            -------------------------------------------------
                                                                              7  Portugal Telecommunications, SGPS,
                                                                                 SA, ADR                                 2.3%
                                                                            -------------------------------------------------
                                                                              8  Nestle SA (REGD)                        2.3%
                                                                            -------------------------------------------------
                                                                              9  Banca Intesa SpA                        2.2%
                                                                            -------------------------------------------------
                                                                             10  Unilever NV                             2.2%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS INTERNATIONAL EQUITY FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  981.90              $ 5.27
Hypothetical**..............................................    $1,000.00         $1,019.75              $ 5.37
INVESTOR A
Actual......................................................    $1,000.00         $  981.70              $ 6.51
Hypothetical**..............................................    $1,000.00         $1,018.50              $ 6.63
INVESTOR B
Actual......................................................    $1,000.00         $  977.90              $10.21
Hypothetical**..............................................    $1,000.00         $1,014.74              $10.40
INVESTOR C
Actual......................................................    $1,000.00         $  977.70              $10.21
Hypothetical**..............................................    $1,000.00         $1,014.74              $10.40

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 1.06%, Investor A 1.31%, Investor B 2.06% and Investor C 2.06%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS INTERNATIONAL EQUITY FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

24.3%  United Kingdom
12.8%  Japan
 9.7%  France
 8.9%  Switzerland
 4.8%  Netherlands
 4.6%  Spain
 3.7%  South Korea
 3.1%  United States
 3.0%  Canada
 2.9%  Germany
22.2%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Samsung Electronics Company, Ltd.       2.7%
                                                                            -------------------------------------------------
                                                                              2  Reed Elsevier plc                       2.2%
                                                                            -------------------------------------------------
                                                                              3  HSBC Holdings plc                       2.0%
                                                                            -------------------------------------------------
                                                                              4  Royal Bank of Scotland plc              1.9%
                                                                            -------------------------------------------------
                                                                              5  UBS AG (REGD)                           1.9%
                                                                            -------------------------------------------------
                                                                              6  Roche Holding AG                        1.9%
                                                                            -------------------------------------------------
                                                                              7  Vodafone Group plc                      1.9%
                                                                            -------------------------------------------------
                                                                              8  Renault SA                              1.9%
                                                                            -------------------------------------------------
                                                                              9  Total SA                                1.9%
                                                                            -------------------------------------------------
                                                                             10  Tyco International Ltd.                 1.5%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS MARSICO INTERNATIONAL

OPPORTUNITIES FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  956.80              $ 5.49
Hypothetical**..............................................    $1,000.00         $1,019.45              $ 5.67
INVESTOR A
Actual......................................................    $1,000.00         $  955.50              $ 6.72
Hypothetical**..............................................    $1,000.00         $1,018.20              $ 6.93
INVESTOR B
Actual......................................................    $1,000.00         $  951.50              $10.37
Hypothetical**..............................................    $1,000.00         $1,014.44              $10.71
INVESTOR C
Actual......................................................    $1,000.00         $  952.40              $10.38
Hypothetical**..............................................    $1,000.00         $1,014.44              $10.71

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 1.12%, Investor A 1.37%, Investor B 2.12% and Investor C 2.12%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS MARSICO INTERNATIONAL
OPPORTUNITIES FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

18.7%  United Kingdom
13.9%  Japan
11.2%  Switzerland
 7.3%  France
 6.2%  United States
 4.3%  Bermuda
 3.9%  Germany
 3.1%  Australia
 2.9%  South Korea
 2.8%  Canada
25.7%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  HSBC Holdings plc                       4.0%
                                                                            -------------------------------------------------
                                                                              2  UBS AG (REGD)                           3.9%
                                                                            -------------------------------------------------
                                                                              3  Renault SA                              3.8%
                                                                            -------------------------------------------------
                                                                              4  Roche Holding AG                        3.8%
                                                                            -------------------------------------------------
                                                                              5  Reed Elsevier plc                       3.1%
                                                                            -------------------------------------------------
                                                                              6  Tyco International Ltd.                 3.0%
                                                                            -------------------------------------------------
                                                                              7  Samsung Electronics Company, Ltd.       2.9%
                                                                            -------------------------------------------------
                                                                              8  InterContinental Hotels Group plc       2.7%
                                                                            -------------------------------------------------
                                                                              9  EMI Group plc                           2.7%
                                                                            -------------------------------------------------
                                                                             10  NTL Incorporated                        2.6%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS FUNDS

Nations Global Value Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            COMMON STOCKS -- 98.7%
            BELGIUM -- 0.5%
   58,346   Interbrew.....................................................   $    1,945
                                                                             ----------
            BRAZIL -- 2.7%
   49,700   Brasil Telecom Participacoes SA, ADR..........................        1,610
  127,400   Petroleo Brasileiro SA, ADR...................................        4,067
  342,100   Tele Norte Leste Participacoes SA, ADR........................        4,526
                                                                             ----------
                                                                                 10,203
                                                                             ----------
            FRANCE -- 1.8%
  587,600   Alcatel SA!!..................................................        6,867
                                                                             ----------
            GERMANY -- 8.3%
  258,100   Bayerische Hypo-und Vereinsbank AG!!@.........................        4,930
  156,800   DaimlerChrysler AG (REGD).....................................        6,456
  426,603   Deutsche Telekom AG!!.........................................        7,895
   53,510   E.On AG.......................................................        3,938
   64,525   Hypo Real Estate Holdings AG!!................................        2,204
  154,700   Volkswagen AG.................................................        5,943
                                                                             ----------
                                                                                 31,366
                                                                             ----------
            ITALY -- 2.5%
  890,178   Banca Intesa SpA..............................................        3,383
1,911,493   Telecom Italia SpA............................................        5,900
                                                                             ----------
                                                                                  9,283
                                                                             ----------
            JAPAN -- 12.0%
  121,000   Fuji Photo Film Company, Ltd. ................................        3,974
1,298,000   Hitachi, Ltd. ................................................        7,843
  350,000   Matsushita Electric Industrial Company Ltd. ..................        4,671
      596   Millea Holdings, Inc. ........................................        7,679
      755   Mitsubishi Tokyo Financial Group Inc. ........................        6,295
    1,363   Nippon Telegraph and Telephone Corporation....................        5,429
  133,500   Sankyo Company, Ltd. .........................................        2,822
    1,144   Sumitomo Mitsui Financial Group, Inc. ........................        6,539
                                                                             ----------
                                                                                 45,252
                                                                             ----------
            MEXICO -- 3.2%
  178,809   Cemex SA de CV, ADR...........................................        5,032
  222,000   Telefonos de Mexico SA de CV 'L', ADR.........................        7,164
                                                                             ----------
                                                                                 12,196
                                                                             ----------
            NETHERLANDS -- 10.5%
  344,479   ABN AMRO Holding NV(a)........................................        7,826
  711,600   Aegon NV......................................................        7,671

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            NETHERLANDS -- (CONTINUED)
   80,800   Akzo Nobel NV.................................................   $    2,853
  347,283   ING Groep NV(a)...............................................        8,765
  374,580   Koninklijke Ahold NV!!........................................        2,391
  136,120   Koninklijke Ahold NV!!@.......................................          869
  162,400   Unilever NV...................................................        9,343
                                                                             ----------
                                                                                 39,718
                                                                             ----------
            RUSSIA -- 1.3%
   40,600   LUKOIL, ADR...................................................        5,034
                                                                             ----------
            SOUTH KOREA -- 1.5%
  317,400   KT Corporation, ADR...........................................        5,735
                                                                             ----------
            SPAIN -- 4.6%
  567,680   Banco Bilbao Vizcaya Argentaria SA............................        7,813
   92,000   Repsol YPF SA.................................................        2,020
  498,341   Telefonica SA.................................................        7,458
                                                                             ----------
                                                                                 17,291
                                                                             ----------
            SWITZERLAND -- 5.0%
   48,300   Nestle SA (REGD)..............................................       11,062
   39,600   Zurich Financial Services AG!!................................        5,645
   15,400   Zurich Financial Services AG!!@...............................        2,195
                                                                             ----------
                                                                                 18,902
                                                                             ----------
            UNITED KINGDOM -- 11.7%
  463,600   Abbey National plc............................................        4,698
2,519,100   BAE Systems plc...............................................       10,245
1,664,893   BT Group plc..................................................        5,415
  491,200   GlaxoSmithKline plc...........................................       10,587
1,079,400   J Sainsbury plc...............................................        4,976
1,359,961   Marks & Spencer Group plc(a)..................................        8,441
                                                                             ----------
                                                                                 44,362
                                                                             ----------
            UNITED STATES -- 33.1%
  345,900   Albertson's, Inc. ............................................        8,277
  120,100   Altria Group, Inc. ...........................................        5,650
  312,800   BellSouth Corporation.........................................        8,484
  274,000   Bristol-Myers Squibb Company..................................        6,486
   78,400   CIT Group Inc. ...............................................        2,931
  479,800   El Paso Corporation...........................................        4,409
  370,700   Ford Motor Company............................................        5,208
  135,100   Goodyear Tire & Rubber Company!!(a)...........................        1,451
   72,700   J.P. Morgan Chase & Company...................................        2,888
  130,200   Loews Corporation.............................................        7,617
  217,900   Merck & Company, Inc. ........................................        7,191
  462,900   Safeway Inc.!!................................................        8,939
  285,500   SBC Communications Inc. ......................................        7,409
  554,900   Schering-Plough Corporation...................................       10,576
  356,400   Sprint Corporation (FON Group)................................        7,174
  509,400   Tenet Healthcare Corporation!!................................        5,496
  443,619   The Kroger Company!!..........................................        6,885
  127,200   Toys R Us, Inc.!!.............................................        2,257

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Global Value Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            UNITED STATES -- (CONTINUED)
  201,500   Unisys Corporation............................................   $    2,079
   43,900   UST Inc. .....................................................        1,767
  156,700   Verizon Communications Inc. ..................................        6,171
  376,000   Xerox Corporation!!...........................................        5,294
                                                                             ----------
                                                                                124,639
                                                                             ----------
            TOTAL COMMON STOCKS
              (Cost $339,791).............................................      372,793
                                                                             ----------
 SHARES
  (000)
---------
            AFFILIATED INVESTMENT
              COMPANIES -- 3.1%
              (Cost $11,888)
   11,888   Nations Cash Reserves, Capital Class Shares#..................       11,888
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $351,679*)..................................     101.8%     384,681
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (1.8)%     (6,676)
                                                                             ----------
            NET ASSETS..........................................             $  378,005
                                                                     100.0%  ==========

---------------

 *Federal income tax information (see Note 9).

 @Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 !!
  Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 8). The portion that represents cash collateral is $6,747.

(a)
  All or a portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004 is $5,191 and $6,377, respectively.

ABBREVIATIONS:

ADR   --   American Depository Receipt
LTD   --   Limited
REGD  --   Registered

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS FUNDS

Nations Global Value Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


At September 30, 2004, sector diversification was as follows:

                                                                % OF NET           VALUE
SECTOR DIVERSIFICATION                                           ASSETS            (000)
---------------------------------------------------------------------------------------------
Common stocks:
Telecommunications services.................................          21.2%   $        80,370
Commercial banking..........................................          11.6             43,688
Pharmaceuticals.............................................          10.0             37,662
Food and drug stores........................................           8.6             32,337
Insurance...................................................           8.1             30,807
Food products...............................................           5.4             20,405
Automotive..................................................           5.0             19,058
Financial services..........................................           3.1             11,696
Oil and gas.................................................           2.9             11,121
Aerospace and defense.......................................           2.7             10,245
Retail -- Specialty.........................................           2.2              8,441
Diversified electronics.....................................           2.1              7,843
Tobacco.....................................................           2.0              7,417
Networking and telecommunications equipment.................           1.8              6,867
Health services.............................................           1.5              5,496
Computers and office equipment..............................           1.4              5,294
Construction................................................           1.3              5,032
Household products..........................................           1.2              4,671
Natural gas distribution....................................           1.2              4,409
Leisure and recreation products.............................           1.1              3,974
Other.......................................................           4.3             15,960
                                                               -----------    ---------------
TOTAL COMMON STOCKS.........................................          98.7            372,793
AFFILIATED INVESTMENT COMPANIES.............................           3.1             11,888
                                                               -----------    ---------------
TOTAL INVESTMENTS...........................................         101.8            384,681
OTHER ASSETS AND LIABILITIES (NET)..........................          (1.8)            (6,676)
                                                               -----------    ---------------
NET ASSETS..................................................         100.0%   $       378,005
                                                               ===========    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations International Value Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
                                                                                (000)
----------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 99.4%
            Investment in Nations Master Investment Trust,
              International Value Master Portfolio*.......................   $3,427,359
                                                                             ----------
            TOTAL INVESTMENTS...................................      99.4%   3,427,359
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............       0.6%      20,107
                                                                             ----------
            NET ASSETS..........................................     100.0%  $3,447,466
                                                                             ==========

---------------

 *
 The financial statements of the International Value Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the International Value Fund's financial statements.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS FUNDS

Nations International Equity Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            COMMON STOCKS -- 93.8%
            AUSTRALIA -- 0.7%
  218,193   The News Corporation Ltd., ADR(a).............................   $    7,172
                                                                             ----------
            AUSTRIA -- 0.5%
  121,734   Erste Bank der osterreichischen Sparkassen AG.................        5,065
                                                                             ----------
            BERMUDA -- 2.2%
  206,500   Esprit Holdings Ltd. .........................................        1,049
  343,400   Golar LNG Ltd.!!..............................................        5,407
  477,438   Tyco International Ltd. ......................................       14,638
                                                                             ----------
                                                                                 21,094
                                                                             ----------
            BRAZIL -- 0.9%
  155,886   Natura Cosmeticos SA@.........................................        3,152
  220,521   Unibanco Holdings, GDR(a).....................................        5,343
                                                                             ----------
                                                                                  8,495
                                                                             ----------
            CANADA -- 3.0%
  481,090   Celestica Inc.!!..............................................        6,101
  211,150   Manulife Financial Corporation................................        9,243
  271,017   Shoppers Drug Mart Corporation................................        7,325
  248,161   Talisman Energy Inc. .........................................        6,430
                                                                             ----------
                                                                                 29,099
                                                                             ----------
            CAYMAN ISLANDS -- 0.5%
1,474,500   ASM Pacific Technology Ltd.(a)................................        4,831
                                                                             ----------
            CHINA -- 1.0%
  149,413   China Telecom Corporation, Ltd., ADR..........................        4,826
   99,625   CNOOC Ltd., ADR(a)............................................        5,240
                                                                             ----------
                                                                                 10,066
                                                                             ----------
            FRANCE -- 9.7%
  441,380   Axa...........................................................        8,930
  127,797   BNP Paribas SA................................................        8,254
  100,420   Carrefour SA..................................................        4,723
  290,760   France Telecom SA@............................................        7,244
  228,782   JC Decaux SA!!................................................        5,200
  222,925   Renault SA....................................................       18,232
  186,876   Sanofi-Synthelabo SA..........................................       13,555
   89,501   Total SA(a)...................................................       18,231
   90,730   Vinci SA......................................................       10,440
                                                                             ----------
                                                                                 94,809
                                                                             ----------
            GERMANY -- 2.9%
  406,520   Depfa Bank plc................................................        5,529
  114,358   Heidelberger Druckmaschinen AG!!@.............................        3,402
   62,459   SAP AG........................................................        9,736
  129,305   Siemens AG (REGD).............................................        9,476
                                                                             ----------
                                                                                 28,143
                                                                             ----------
            HONG KONG -- 0.9%
1,754,000   Henderson Land Development Company, Ltd. .....................        8,390
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            HUNGARY -- 0.5%
  111,383   OTP Bank Rt., ADR@............................................   $    4,984
                                                                             ----------
            INDIA -- 0.6%
  454,982   ICICI Bank Ltd., ADR..........................................        6,279
                                                                             ----------
            IRELAND -- 1.5%
  514,419   Allied Irish Banks plc........................................        8,568
  276,323   CRH plc.......................................................        6,555
                                                                             ----------
                                                                                 15,123
                                                                             ----------
            JAPAN -- 12.8%
   76,180   ACOM COMPANY, LTD. ...........................................        4,714
  308,442   CANON Inc. ...................................................       14,496
  269,900   Honda Motor Company Ltd. .....................................       13,077
    1,960   KDDI Corporation..............................................        9,514
   35,700   KEYENCE CORPORATION...........................................        7,508
  527,500   KONICA MINOLTA HOLDINGS, INC. ................................        7,213
      521   Millea Holdings, Inc. ........................................        6,713
    1,140   Mitsubishi Tokyo Financial Group Inc..........................        9,506
  876,500   Nissan Motor Company, Ltd. ...................................        9,543
  139,950   Promise Company, Ltd. ........................................        9,155
  264,000   Sony Corporation..............................................        9,006
  148,340   TAKEFUJI CORPORATION..........................................        9,489
  220,500   YAMADA DENKI CO., LTD.(a).....................................        7,602
  116,300   Yamanouchi Pharmaceutical Company, Ltd. ......................        3,757
  322,000   YAMATO TRANSPORT CO., LTD. ...................................        4,432
                                                                             ----------
                                                                                125,725
                                                                             ----------
            MEXICO -- 1.1%
  199,391   Grupo Televisa SA, ADR........................................       10,514
                                                                             ----------
            NETHERLANDS -- 4.8%
  276,000   ABN AMRO Holding NV...........................................        6,270
  384,797   ING Groep NV..................................................        9,711
  411,959   Koninklijke (Royal) Philips Electronics NV....................        9,436
   73,840   Royal Dutch Petroleum Company.................................        3,803
  360,198   TPG NV........................................................        8,800
   38,260   Unilever NV...................................................        2,201
  459,870   Vedior NV.....................................................        7,111
                                                                             ----------
                                                                                 47,332
                                                                             ----------
            NEW ZEALAND -- 1.0%
2,487,705   Telecom Corporation of New Zealand Ltd. ......................        9,903
                                                                             ----------
            NORWAY -- 1.0%
1,268,000   Telenor ASA...................................................        9,654
                                                                             ----------
            PORTUGAL -- 0.7%
  641,490   Portugal Telecom, SGPS, SA (REGD).............................        7,067
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations International Equity Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            RUSSIA -- 0.6%
   40,018   Mobile Telesystems, ADR.......................................   $    5,802
                                                                             ----------
            SINGAPORE -- 1.8%
4,625,000   Capitaland Ltd. ..............................................        4,917
7,289,518   Shangri-La Asia Ltd.@(a)......................................        7,852
  574,000   United Overseas Bank..........................................        4,671
                                                                             ----------
                                                                                 17,440
                                                                             ----------
            SOUTH KOREA -- 3.7%
  138,860   KT Corporation................................................        4,492
   65,255   Samsung Electronics Company, Ltd. ............................       25,955
   38,811   SK Telecom Company, Ltd. .....................................        5,915
                                                                             ----------
                                                                                 36,362
                                                                             ----------
            SPAIN -- 4.6%
  220,783   Altadis, SA...................................................        7,513
1,385,933   Amadeus Global Travel Distribution SA.........................       10,965
  587,700   Enagas........................................................        7,029
  245,419   Sogecable, SA!!(a)............................................        9,876
  620,390   Telefonica SA.................................................        9,285
                                                                             ----------
                                                                                 44,668
                                                                             ----------
            SWITZERLAND -- 8.9%
  194,079   Credit Suisse Group...........................................        6,194
    7,488   Geberit AG....................................................        5,817
   41,553   Nestle SA (REGD)..............................................        9,517
  161,970   Novartis AG...................................................        7,549
  179,446   Roche Holding AG..............................................       18,537
  141,788   Syngenta AG...................................................       13,512
  267,624   UBS AG (REGD).................................................       18,839
   47,720   Zurich Financial Services AG..................................        6,802
                                                                             ----------
                                                                                 86,767
                                                                             ----------
            TAIWAN -- 0.5%
  623,649   Taiwan Semiconductor Manufacturing Company Ltd., ADR..........        4,453
                                                                             ----------
            UNITED KINGDOM -- 24.3%
  842,400   Aviva plc.....................................................        8,346
  722,500   BAA plc.......................................................        7,236
1,702,900   BAE Systems plc...............................................        6,926
  398,653   BOC Group plc.................................................        6,377
  387,049   Boots Group plc...............................................        4,496
  964,900   British Airways plc!!.........................................        3,623
  563,107   British American Tobacco plc..................................        8,162
2,159,300   BT Group plc..................................................        7,023
  601,368   Cadbury Schweppes plc.........................................        4,625
  143,912   Carnival plc..................................................        7,075
  714,288   Diageo plc....................................................        8,919
3,214,188   EMI Group plc.................................................       12,839
1,026,295   FirstGroup plc................................................        5,451
  418,010   GlaxoSmithKline plc...........................................        9,009
1,208,374   HSBC Holdings plc.............................................       19,176
1,137,035   InterContinental Hotels Group plc.............................       12,932
1,663,525   Kingfisher plc................................................        9,279
  971,400   Lloyds TSB Group plc..........................................        7,585
2,463,049   Reed Elsevier plc.............................................       21,616
1,075,000   Reuters Group plc.............................................        6,060

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            UNITED KINGDOM -- (CONTINUED)
  654,122   Royal Bank of Scotland plc....................................   $   18,890
1,037,000   Shell Transport and Trading Company plc.......................        7,609
1,062,400   Unilever plc..................................................        8,646
7,636,434   Vodafone Group plc............................................       18,275
  499,100   Wolseley plc..................................................        8,521
                                                                             ----------
                                                                                238,696
                                                                             ----------
            UNITED STATES -- 3.1%
  199,674   NTL Incorporated!!............................................       12,394
  107,400   Synthes, Inc. ................................................       11,697
  122,075   Wynn Resorts, Ltd.!!..........................................        6,310
                                                                             ----------
                                                                                 30,401
                                                                             ----------
            TOTAL COMMON STOCKS
              (Cost $797,231).............................................      918,334
                                                                             ----------
            PREFERRED STOCKS -- 0.8%
            AUSTRALIA -- 0.8%
              (Cost $8,358)
  261,100   The News Corporation Ltd., ADR................................        8,180
                                                                             ----------
 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 7.4%
              (Cost $72,090)
   72,090   Nations Cash Reserves, Capital Class Shares#..................       72,090
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $877,679*)..................................     102.0%     998,604
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (2.0)%    (19,537)
                                                                             ----------
            NET ASSETS..........................................     100.0%  $  979,067
                                                                             ==========

---------------

 *Federal income tax information (see Note 9).

 @Portions of these securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers.

 !!
  Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 8). The portion that represents cash collateral is $34,226.

(a)
  All or a portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004 is $25,486 and $33,136, respectively.

ABBREVIATIONS:

ADR   --   American Depository Receipt
GDR   --   Global Depository Receipt
LTD   --   Limited
REGD  --   Registered

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

NATIONS FUNDS

Nations International Equity Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


At September 30, 2004, sector diversification was as follows:

                                                                % OF NET           VALUE
SECTOR DIVERSIFICATION                                           ASSETS            (000)
---------------------------------------------------------------------------------------------
Common stocks:
Commercial banking..........................................          10.6%   $       104,591
Telecommunications services.................................          10.0             99,000
Pharmaceuticals.............................................           5.4             52,407
Automotive..................................................           4.2             40,852
Insurance...................................................           4.1             40,034
Integrated oil..............................................           3.6             34,883
Lodging and recreation......................................           3.5             34,169
Diversified electronics.....................................           3.3             32,056
Broadcasting and cable......................................           3.1             30,080
Media.......................................................           2.9             28,775
Publishing and advertising..................................           2.7             26,816
Electronics.................................................           2.7             26,044
Investment services.........................................           2.6             25,033
Food products...............................................           2.6             24,989
Railroads, trucking and shipping............................           2.5             24,090
Construction................................................           2.3             22,812
Computers and office equipment..............................           2.2             21,709
Financial services..........................................           1.9             18,866
Commercial services.........................................           1.8             18,076
Diversified manufacturing...................................           1.7             16,984
Other.......................................................          20.1            196,068
                                                               -----------    ---------------
TOTAL COMMON STOCKS.........................................          93.8            918,334
PREFERRED STOCKS............................................           0.8              8,180
AFFILIATED INVESTMENT COMPANIES.............................           7.4             72,090
                                                               -----------    ---------------
TOTAL INVESTMENTS...........................................         102.0            998,604
OTHER ASSETS AND LIABILITIES (NET)..........................          (2.0)           (19,537)
                                                               -----------    ---------------
NET ASSETS..................................................         100.0%   $       979,067
                                                               ===========    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Marsico International Opportunities Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                 VALUE
  SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
             COMMON STOCKS -- 89.7%
             AUSTRALIA -- 1.5%
   318,751   The News Corporation Ltd., ADR(a).............................   $   10,477
                                                                              ----------
             AUSTRIA -- 1.0%
   177,821   Erste Bank der osterreichischen Sparkassen AG.................        7,399
                                                                              ----------
             BERMUDA -- 4.3%
   305,000   Esprit Holdings Ltd. .........................................        1,549
   460,483   Golar LNG Ltd.!!..............................................        7,251
   703,754   Tyco International Ltd. ......................................       21,577
                                                                              ----------
                                                                                  30,377
                                                                              ----------
             BRAZIL -- 1.7%
   214,111   Natura Cosmeticos SA@.........................................        4,329
   316,651   Unibanco Holdings, GDR........................................        7,672
                                                                              ----------
                                                                                  12,001
                                                                              ----------
             CANADA -- 2.8%
   398,481   Shoppers Drug Mart Corporation................................       10,769
   362,233   Talisman Energy Inc. .........................................        9,385
                                                                              ----------
                                                                                  20,154
                                                                              ----------
             CAYMAN ISLANDS -- 1.0%
 2,115,500   ASM Pacific Technology Ltd.(a)................................        6,931
                                                                              ----------
             CHINA -- 2.1%
   218,124   China Telecom Corporation, Ltd., ADR(a).......................        7,045
   145,072   CNOOC Ltd., ADR...............................................        7,631
                                                                              ----------
                                                                                  14,676
                                                                              ----------
             FRANCE -- 7.3%
   337,957   JC Decaux SA!!................................................        7,681
   330,588   Renault SA....................................................       27,038
    86,385   Total SA......................................................       17,595
                                                                              ----------
                                                                                  52,314
                                                                              ----------
             GERMANY -- 3.9%
    90,919   SAP AG........................................................       14,172
   188,509   Siemens AG (REGD).............................................       13,813
                                                                              ----------
                                                                                  27,985
                                                                              ----------
             HUNGARY -- 1.0%
   163,784   OTP Bank Rt., ADR@............................................        7,329
                                                                              ----------
             INDIA -- 1.3%
   662,274   ICICI Bank Ltd., ADR..........................................        9,139
                                                                              ----------

                                                                                 VALUE
  SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
             JAPAN -- 13.9%
   145,000   CANON Inc. ...................................................   $    6,815
     2,890   KDDI Corporation..............................................       14,028
    52,800   KEYENCE CORPORATION...........................................       11,105
       761   Millea Holdings, Inc. ........................................        9,805
     1,681   Mitsubishi Tokyo Financial Group Inc. ........................       14,017
 1,245,000   Nissan Motor Company, Ltd. ...................................       13,555
   385,400   Sony Corporation..............................................       13,148
   325,200   YAMADA DENKI CO., LTD. .......................................       11,212
   459,000   YAMATO TRANSPORT CO., LTD.                                            6,318
                                                                              ----------
                                                                                 100,003
                                                                              ----------
             MEXICO -- 2.2%
   291,045   Grupo Televisa SA, ADR........................................       15,347
                                                                              ----------
             RUSSIA -- 1.2%
    58,130   Mobile Telesystems, ADR.......................................        8,428
                                                                              ----------
             SINGAPORE -- 2.6%
 6,818,000   Capitaland Ltd. ..............................................        7,249
10,483,665   Shangri-La Asia Ltd.@(a)......................................       11,293
                                                                              ----------
                                                                                  18,542
                                                                              ----------
             SOUTH KOREA -- 2.9%
    51,190   Samsung Electronics Company, Ltd. ............................       20,360
                                                                              ----------
             SPAIN -- 2.0%
   360,172   Sogecable, SA!!(a)............................................       14,494
                                                                              ----------
             SWITZERLAND -- 11.2%
    60,982   Nestle SA (REGD)..............................................       13,967
   261,207   Roche Holding AG..............................................       26,985
   118,206   Syngenta AG...................................................       11,265
   390,643   UBS AG (REGD).................................................       27,499
                                                                              ----------
                                                                                  79,716
                                                                              ----------
             TAIWAN -- 0.9%
   912,176   Taiwan Semiconductor Manufacturing Company Ltd., ADR..........        6,513
                                                                              ----------
             UNITED KINGDOM -- 18.7%
   564,965   Boots Group plc...............................................        6,563
   212,130   Carnival plc..................................................       10,429
 4,737,780   EMI Group plc.................................................       18,925
 1,776,871   HSBC Holdings plc.............................................       28,198
 1,676,013   InterContinental Hotels Group plc.............................       19,062
 2,486,776   Reed Elsevier plc.............................................       21,825

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS FUNDS

Nations Marsico International Opportunities Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                 VALUE
  SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
             UNITED KINGDOM -- (CONTINUED)
   493,792   Royal Bank of Scotland plc@...................................   $   14,261
 6,139,227   Vodafone Group plc............................................       14,693
                                                                              ----------
                                                                                 133,956
                                                                              ----------
             UNITED STATES -- 6.2%
   293,332   NTL Incorporated!!............................................       18,207
   158,904   Synthes, Inc. ................................................       17,307
   167,621   Wynn Resorts, Ltd.!!..........................................        8,664
                                                                              ----------
                                                                                  44,178
                                                                              ----------
             TOTAL COMMON STOCKS
               (Cost $566,446).............................................      640,319
                                                                              ----------
             PREFERRED STOCKS -- 1.6%
             AUSTRALIA -- 1.6%
               (Cost $12,007)
   375,000   The News Corporation Ltd., ADR................................       11,749
                                                                              ----------
  SHARES
  (000)
----------
             AFFILIATED INVESTMENT COMPANIES -- 11.1%
               (Cost $79,023)
    79,023   Nations Cash Reserves, Capital Class Shares#..................       79,023
                                                                              ----------
             TOTAL INVESTMENTS
               (Cost $657,476*)..................................     102.4%     731,091
                                                                              ----------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (2.4)%    (17,271)
                                                                              ----------
             NET ASSETS..........................................     100.0%  $  713,820
                                                                              ==========

---------------

 *Federal income tax information (see Note 9).

 @Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 !!
  Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 8). The portion that represents cash collateral is $37,642.

(a)
  All or a portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004 is $31,053 and $36,714, respectively.

ABBREVIATIONS:

ADR   --   American Depository Receipt
GDR   --   Global Depository Receipt
LTD   --   Limited
REGD  --   Registered

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Marsico International Opportunities Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


At September 30, 2004, sector diversification was as follows:

                                                                % OF NET           VALUE
SECTOR DIVERSIFICATION                                           ASSETS            (000)
---------------------------------------------------------------------------------------------
Common stocks:
Commercial banking..........................................          12.2%   $        88,015
Lodging and recreation......................................           6.9             49,448
Telecommunications services.................................           6.2             44,194
Broadcasting and cable......................................           6.2             44,031
Automotive..................................................           5.7             40,593
Media.......................................................           4.7             33,419
Publishing and advertising..................................           4.1             29,506
Investment services.........................................           3.9             27,499
Pharmaceuticals.............................................           3.8             26,985
Integrated oil..............................................           3.5             25,226
Diversified manufacturing...................................           3.5             24,918
Electronics.................................................           3.4             24,360
Conglomerates...............................................           3.0             21,577
Diversified electronics.....................................           2.9             20,360
Food and drug stores........................................           2.4             17,332
Medical devices and supplies................................           2.4             17,307
Software....................................................           2.0             14,172
Food products...............................................           2.0             13,967
Railroads, trucking and shipping............................           1.9             13,569
Semiconductors..............................................           1.9             13,444
Other.......................................................           7.1             50,397
                                                               -----------    ---------------
TOTAL COMMON STOCKS.........................................          89.7            640,319
PREFERRED STOCKS............................................           1.6             11,749
AFFILIATED INVESTMENT COMPANIES.............................          11.1             79,023
                                                               -----------    ---------------
TOTAL INVESTMENTS...........................................         102.4            731,091
OTHER ASSETS AND LIABILITIES (NET)..........................          (2.4)           (17,271)
                                                               -----------    ---------------
NET ASSETS..................................................         100.0%   $       713,820
                                                               ===========    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS FUNDS

  STATEMENTS OF ASSETS AND LIABILITIES                           (UNAUDITED)


September 30, 2004

                                                  GLOBAL             INTERNATIONAL         INTERNATIONAL         INTERNATIONAL
                                                   VALUE                 VALUE                EQUITY             OPPORTUNITIES
                                             -----------------------------------------------------------------------------------
(IN THOUSANDS)
ASSETS:
Non-affiliated investments, at cost........  $         339,791     $       3,120,262     $         805,589     $         578,453
Affiliated investments, at cost............             11,888                    --                72,090                79,023
                                             -----------------     -----------------     -----------------     -----------------
Non-affiliated investments, at value.......            372,793             3,427,359               926,514               652,068
Affiliated investments, at value...........             11,888                    --                72,090                79,023
Cash.......................................                 --                    --                   859                 2,001
Foreign currency (cost $89, $--, $277 and
  $--, respectively).......................                 89                    --                   277                    --
Receivable for investment securities
  sold.....................................                 --                    --                14,925                20,547
Receivable for Fund shares sold............                 --                25,194                     2                    --
Dividends receivable.......................                775                    --                 2,578                 1,859
                                             -----------------     -----------------     -----------------     -----------------
    Total assets...........................            385,545             3,452,553             1,017,245               755,498
                                             -----------------     -----------------     -----------------     -----------------
LIABILITIES:
Collateral on securities loaned............             (6,747)                   --               (34,226)              (37,642)
Investment advisory fee payable............               (283)                   --                  (562)                 (455)
Administration fee payable.................                (69)                 (473)                 (174)                 (125)
Due to custodian...........................               (162)                   --                    --                    --
Shareholder servicing and distribution fees
  payable..................................               (131)                 (398)                  (14)                  (24)
Payable for investment securities
  purchased................................                 --                    --                (2,725)               (3,191)
Payable for Fund shares redeemed...........                 --                (3,571)                   (6)                   --
Accrued Trustees' fees and expenses........                (28)                  (45)                 (141)                  (36)
Accrued expenses and other liabilities.....               (120)                 (600)                 (330)                 (205)
                                             -----------------     -----------------     -----------------     -----------------
    Total liabilities......................             (7,540)               (5,087)              (38,178)              (41,678)
                                             -----------------     -----------------     -----------------     -----------------
NET ASSETS.................................  $         378,005     $       3,447,466     $         979,067     $         713,820
                                             =================     =================     =================     =================
NET ASSETS CONSIST OF:
Undistributed net investment income........  $           2,906     $          39,522     $           9,635     $           2,494
Accumulated net realized gain/(loss) on
  investments..............................             11,825               102,161              (101,961)               (4,261)
Unrealized appreciation/(depreciation) on:
  Investments..............................             33,002               307,097               120,925                73,615
  Foreign currency translations............                  2                    --                     8                    51
Paid-in capital............................            330,270             2,998,686               950,460               641,921
                                             -----------------     -----------------     -----------------     -----------------
NET ASSETS.................................  $         378,005     $       3,447,466     $         979,067     $         713,820
                                             =================     =================     =================     =================
PRIMARY A SHARES:
Net assets.................................  $     128,931,215     $   2,390,812,155     $     942,468,341     $     661,578,393
Number of shares outstanding...............         11,341,228           115,600,601            79,102,037            62,708,813
Net asset value and redemption price per
  share....................................  $           11.37     $           20.68     $           11.91     $           10.55
INVESTOR A SHARES:
Net assets.................................  $     122,064,593     $     792,614,658     $      25,712,543     $      29,042,991
Number of shares outstanding...............         10,804,748            38,496,628             2,183,660             2,782,101
Net asset value and redemption price per
  share....................................  $           11.30     $           20.59     $           11.77     $           10.44
Maximum sales charge.......................              5.75%                 5.75%                 5.75%                 5.75%
Maximum offering price per share...........  $           11.99     $           21.85     $           12.49     $           11.08
INVESTOR B SHARES:
Net assets.................................  $      32,794,350     $     105,596,716     $       8,800,824     $      11,268,008
Number of shares outstanding...............          2,960,158             5,221,662               796,376             1,114,036
Net asset value and redemption price per
  share+...................................  $           11.08     $           20.22     $           11.05     $           10.11
INVESTOR C SHARES:
Net assets.................................  $      94,215,020     $     158,442,507     $       2,085,162     $      11,930,400
Number of shares outstanding...............          8,504,333             7,842,504               190,468             1,179,200
Net asset value and redemption price per
  share+...................................  $           11.08     $           20.20     $           10.95     $           10.12

---------------

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS



  STATEMENTS OF OPERATIONS                                       (UNAUDITED)


For the six months ended September 30, 2004

                                                          GLOBAL         INTERNATIONAL      INTERNATIONAL      INTERNATIONAL
                                                          VALUE              VALUE              EQUITY         OPPORTUNITIES
                                                      -----------------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $526,
  $0, $1,610 and $615, respectively)................  $        6,133     $           --     $       12,108     $        5,819
Dividend income from affiliated funds...............              44                 --                213                258
Interest............................................              --                 --                  2                 --
Securities lending..................................              91                 --                308                321
Allocated from Portfolio:
Dividends (Net of foreign withholding taxes of
  $6,268)+..........................................              --             56,361                 --                 --
Dividend income from affiliated funds+..............              --                358                 --                 --
Securities lending+.................................              --                689                 --                 --
Expenses (Net of waiver of $0, $1,158, $0 and $0,
  respectively)+....................................              --            (15,344)                --                 --
                                                      --------------     --------------     --------------     --------------
    Total investment income.........................           6,268             42,064             12,631              6,398
                                                      --------------     --------------     --------------     --------------
EXPENSES:
Investment advisory fee.............................           1,766                 --              3,768              2,518
Administration fee..................................             431              2,898              1,037                692
Transfer agent fees.................................             114                773                127                 76
Custodian fees......................................              45                 --                230                104
Legal and audit fees................................              54                 48                 56                 55
Registration and filing fees........................              20                 33                 27                 26
Trustees' fees and expenses.........................              12                  5                 12                 12
Interest expense....................................              --                 --                 --*                --
Printing expense....................................              37                104                 35                 29
Other...............................................               8                 15                 50                 13
Non-recurring costs (see Note 10)...................              --                631                175                 --
Cost assumed by Bank of America Corporation (see
  Note 10)..........................................              --               (631)              (175)                --
                                                      --------------     --------------     --------------     --------------
    Subtotal........................................           2,487              3,876              5,342              3,525
Shareholder servicing and distribution fees:
  Investor A Shares.................................             156                952                 32                 30
  Investor B Shares.................................             170                533                 46                 50
  Investor C Shares.................................             490                807                 10                 50
                                                      --------------     --------------     --------------     --------------
    Total expenses..................................           3,303              6,168              5,430              3,655
Fees reduced by credits allowed by the custodian
  (see Note 3)......................................              --*                --                 (3)                (1)
Reimbursement from investment adviser (see Note
  2)................................................              --                 --               (328)                --
                                                      --------------     --------------     --------------     --------------
    Net expenses....................................           3,303              6,168              5,099              3,654
                                                      --------------     --------------     --------------     --------------
NET INVESTMENT INCOME/(LOSS)........................           2,965             35,896              7,532              2,744
                                                      --------------     --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.............................          11,908                 --             74,373             (1,319)
  Security transactions allocated from Portfolio+...              --            141,676                 --                 --
  Foreign currencies and net other assets...........             (85)                --            (15,153)              (368)
  Foreign currencies and net other assets allocated
    from Portfolio+.................................              --               (599)                --                 --
                                                      --------------     --------------     --------------     --------------
Net realized gain/(loss) on investments.............          11,823            141,077             59,220             (1,687)
                                                      --------------     --------------     --------------     --------------
Change in unrealized appreciation/(depreciation) of:
  Securities........................................         (23,568)                --            (82,529)           (25,053)
  Securities allocated from Portfolio+..............              --           (187,835)                --                 --
  Foreign currencies and net other assets...........               7                 --                103                 35
                                                      --------------     --------------     --------------     --------------
Net change in unrealized appreciation/(depreciation)
  of investments....................................         (23,561)          (187,835)           (82,426)           (25,018)
                                                      --------------     --------------     --------------     --------------
Net realized and unrealized gain/(loss) on
  investments.......................................         (11,738)           (46,758)           (23,206)           (26,705)
                                                      --------------     --------------     --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................  $       (8,773)    $      (10,862)    $      (15,674)    $      (23,961)
                                                      ==============     ==============     ==============     ==============

---------------

+ Allocated from Nations International Value Master Portfolio.

 *Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

                      [This page intentionally left blank]

NATIONS FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS


                                                                        GLOBAL VALUE
                                                              ---------------------------------
                                                                SIX MONTHS
                                                              ENDED 9/30/04        YEAR ENDED
                                                               (UNAUDITED)          3/31/04
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................  $        2,965     $          788
Net realized gain/(loss) on investments.....................          11,823             19,822
Net realized gain/(loss) on investments allocated from
  Portfolio+................................................              --                 --
Net change in unrealized appreciation/(depreciation) of
  investments...............................................         (23,561)           113,541
Net change in unrealized appreciation/(depreciation) of
  investments allocated from Portfolio+.....................              --                 --
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................          (8,773)           134,151
Distributions to shareholders from net investment income:
  Primary A Shares..........................................              --               (669)
  Investor A Shares.........................................              --               (401)
  Investor B Shares.........................................              --                 --
  Investor C Shares.........................................              --                 --
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................          (5,638)            (1,081)
  Investor A Shares.........................................          (5,116)              (998)
  Investor B Shares.........................................          (1,421)              (306)
  Investor C Shares.........................................          (4,097)              (848)
Net increase/(decrease) in net assets from Fund share
  transactions..............................................          (5,169)           113,819
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................         (30,214)           243,667
NET ASSETS:
Beginning of period.........................................         408,219            164,552
                                                              --------------     --------------
End of period...............................................  $      378,005     $      408,219
                                                              ==============     ==============
Undistributed net investment income/(loss) or (distributions
  in excess of net investment income) at end of period......  $        2,906     $          (59)
                                                              ==============     ==============

---------------

+ Allocated from Nations International Value Master Portfolio.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS FUNDS

          INTERNATIONAL VALUE              INTERNATIONAL EQUITY           INTERNATIONAL OPPORTUNITIES
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
    ENDED 9/30/04      YEAR ENDED     ENDED 9/30/04      YEAR ENDED     ENDED 9/30/04      YEAR ENDED
     (UNAUDITED)        3/31/04        (UNAUDITED)        3/31/04        (UNAUDITED)        3/31/04
-------------------------------------------------------------------------------------------------------

    $       35,896   $       30,977   $        7,532   $        7,830   $        2,744   $          484
                --               --           59,220           58,090           (1,687)          14,489

           141,077          103,776               --               --               --               --

                --               --          (82,426)         260,782          (25,018)          99,184

          (187,835)       1,577,873               --               --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------

           (10,862)       1,712,626          (15,674)         326,702          (23,961)         114,157

                --          (24,973)              --           (9,144)              --             (202)
                --           (6,417)              --             (231)              --               --
                --             (289)              --              (45)              --               --
                --             (417)              --               (7)              --               --


                --               --               --               --           (5,943)          (2,407)
                --               --               --               --             (243)             (70)
                --               --               --               --             (106)             (48)
                --               --               --               --             (103)             (24)

          (106,730)        (399,295)          38,131           55,529          197,893          333,861
    --------------   --------------   --------------   --------------   --------------   --------------
          (117,592)       1,281,235           22,457          372,804          167,537          445,267

         3,565,058        2,283,823          956,610          583,806          546,283          101,016
    --------------   --------------   --------------   --------------   --------------   --------------
    $    3,447,466   $    3,565,058   $      979,067   $      956,610   $      713,820   $      546,283
    ==============   ==============   ==============   ==============   ==============   ==============

    $       39,522   $        3,626   $        9,635   $        2,103   $        2,494   $         (250)
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY


                                                                             GLOBAL VALUE
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 2004
                                                              -------------------      ------------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     12      $   158        5,511    $ 57,989
  Issued as reinvestment of dividends.......................     98        1,082           25         277
  Redeemed**................................................   (689)      (7,984)      (1,572)    (16,294)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................   (579)     $(6,744)       3,964    $ 41,972
                                                               ====      =======       ======    ========
INVESTOR A SHARES:
  Sold......................................................    522      $ 5,922        5,783    $ 59,599
  Shares issued upon conversion from Investor B shares......      8           94            3          32
  Issued as reinvestment of dividends.......................    282        3,098           82         883
  Redeemed**................................................   (603)      (6,947)      (1,829)    (19,308)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................    209      $ 2,167        4,039    $ 41,206
                                                               ====      =======       ======    ========
INVESTOR B SHARES:
  Sold......................................................     34      $   368        1,051    $ 10,524
  Issued as reinvestment of dividends.......................     95        1,028           21         215
  Shares redeemed upon conversion into Investor A shares....     (9)         (94)          (3)        (32)
  Redeemed**................................................   (139)      (1,585)        (244)     (2,538)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................    (19)     $  (283)         825    $  8,169
                                                               ====      =======       ======    ========
INVESTOR C SHARES:
  Sold......................................................    132      $ 1,431        3,226    $ 32,565
  Issued as reinvestment of dividends.......................    248        2,679           53         548
  Redeemed**................................................   (392)      (4,419)      (1,061)    (10,641)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................    (12)     $  (309)       2,218    $ 22,472
                                                               ====      =======       ======    ========
  Total net increase/(decrease).............................   (401)     $(5,169)      11,046    $113,819
                                                               ====      =======       ======    ========

---------------

 * Amount represents less than 500 shares and/or $500, as applicable.

 **Net of redemption fees of $--* and $1 for Primary A, $3 and $1 for Investor
   A, $-- and $--* for Investor B and $-- and $--* for Investor C for the six months ended September 30, 2004 and the year ended March 31, 2004, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS FUNDS

                                                                           INTERNATIONAL VALUE
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004            YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 2004
                                                              -------------------      --------------------
                                                              SHARES     DOLLARS       SHARES      DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,601    $  31,897        3,534    $  59,636
  Issued as reinvestment of dividends.......................      --           --          526       10,033
  Redeemed**................................................  (6,168)    (124,066)     (22,478)    (380,125)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................  (4,567)   $ (92,169)     (18,418)   $(310,456)
                                                              ======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................   3,781    $  76,698        9,233    $ 156,413
  Shares issued upon conversion from Investor B shares......      16          317           10          191
  Shares issued upon conversion from Investor C shares......      --*           9           --           --
  Issued as reinvestment of dividends.......................      --           --          266        5,055
  Redeemed**................................................  (3,713)     (74,300)     (12,598)    (212,015)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................      84    $   2,724       (3,089)   $ (50,356)
                                                              ======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................       8    $     168           32    $     545
  Issued as reinvestment of dividends.......................      --           --           12          230
  Shares redeemed upon conversion into Investor A shares....     (16)        (317)         (10)        (191)
  Redeemed**................................................    (312)      (6,188)        (879)     (14,689)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................    (320)   $  (6,337)        (845)   $ (14,105)
                                                              ======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      70    $   1,382          194    $   3,250
  Issued as reinvestment of dividends.......................      --           --           14          262
  Shares redeemed upon conversion into Investor A shares....      --*          (9)
  Redeemed**................................................    (622)     (12,321)      (1,724)     (27,890)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................    (552)   $ (10,948)      (1,516)   $ (24,378)
                                                              ======    =========      =======    =========
  Total net increase/(decrease).............................  (5,355)   $(106,730)     (23,868)   $(399,295)
                                                              ======    =========      =======    =========

---------------

 * Amount represents less than 500 shares and/or $500, as applicable.

 **Net of redemption fees of $2 and $7 for Primary A, $17 and $2 for Investor A,
   $-- and $--* for Investor B, and $--* and $--* for Investor C for the six months ended September 30, 2004 and the year ended March 31, 2004, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                          INTERNATIONAL EQUITY
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2004
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   8,557    $100,121       36,951    $ 357,412
  Issued as reinvestment of dividends.......................      --          --          369        4,201
  Redeemed**................................................  (5,111)    (60,174)     (31,162)    (304,519)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................   3,446    $ 39,947        6,158    $  57,094
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................     223    $  2,608        1,713    $  16,621
  Shares issued upon conversion from Investor B shares......      --*          1           --*           2
  Shares issued upon conversion from Investor C shares......       3          35           --           --
  Issued as reinvestment of dividends.......................      --          --           16          183
  Redeemed**................................................    (325)     (3,801)      (1,825)     (17,839)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (99)   $ (1,157)         (96)   $  (1,033)
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      26    $    290           78    $     774
  Issued as reinvestment of dividends.......................      --          --            4           41
  Shares redeemed upon conversion into Investor A shares....      --*         (1)          --*          (2)
  Redeemed**................................................    (111)     (1,203)        (144)      (1,369)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (85)   $   (914)         (62)   $    (556)
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      30    $    328          117    $   1,119
  Issued as reinvestment of dividends.......................      --          --           --*           4
  Shares redeemed upon conversion into Investor A shares....      (3)        (35)          --           --
  Redeemed**................................................      (4)        (38)        (119)      (1,099)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................      23    $    255           (2)   $      24
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................   3,285    $ 38,131        5,998    $  55,529
                                                              ======    ========      =======    =========

---------------

  *Amount represents less than 500 shares and/or $500, as applicable.

 **Net of redemption fees of $1 and $12 for Primary A, $--* and $--* for Investor A, $--* and $--* for Investor B, and $-- and $--* for Investor C for the six months ended September 30, 2004 and the year ended March 31, 2004, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS FUNDS

                                                                     INTERNATIONAL OPPORTUNITIES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2004
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................  19,423    $205,622      35,348    $340,526
  Issued as reinvestment of dividends.......................     113       1,155          56         529
  Redeemed**................................................  (2,500)    (26,328)     (3,357)    (32,239)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  17,036    $180,449      32,047    $308,816
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................   1,151    $ 12,099       1,686    $ 16,791
  Shares issued upon conversion from Investor B shares......      25         256          --*          3
  Issued as reinvestment of dividends.......................      16         159           5          44
  Redeemed**................................................    (201)     (2,102)       (228)     (2,240)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     991    $ 10,412       1,463    $ 14,598
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................     331    $  3,389         508    $  4,880
  Issued as reinvestment of dividends.......................       8          77           3          31
  Shares redeemed upon conversion into Investor A shares....     (26)       (256)         --*         (3)
  Redeemed**................................................     (27)       (280)        (92)       (892)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     286    $  2,930         419    $  4,016
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................     450    $  4,562         680    $  6,730
  Issued as reinvestment of dividends.......................       5          46           1          11
  Redeemed**................................................     (51)       (506)        (34)       (310)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     404    $  4,102         647    $  6,431
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  18,717    $197,893      34,576    $333,861
                                                              ======    ========      ======    ========

---------------

  *Amount represents less than 500 shares and/or $500, as applicable.

 **Net of redemption fees of $--* and $2 for Primary A, $3 and $--* for Investor
   A, $1 and $--* for Investor B, and $1 and $--* for Investor C for the six months ended September 30, 2004 and the year ended March 31, 2004, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS



  FINANCIAL HIGHLIGHTS


For a share outstanding throughout each period.


                                            NET ASSET                   NET REALIZED    NET INCREASE/   DIVIDENDS   DISTRIBUTIONS
                                              VALUE         NET        AND UNREALIZED   (DECREASE) IN    FROM NET     FROM NET
                                            BEGINNING    INVESTMENT    GAIN/(LOSS) ON  NET ASSET VALUE  INVESTMENT    REALIZED
                                            OF PERIOD  INCOME/(LOSS)#   INVESTMENTS    FROM OPERATIONS    INCOME        GAINS
                                            -------------------------------------------------------------------------------------
GLOBAL VALUE
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)....   $12.10        $ 0.11          $(0.35)         $(0.24)        $   --       $(0.49)
Year ended 3/31/2004......................     7.21          0.07            4.99            5.06          (0.06)       (0.11)
Year ended 3/31/2003......................    10.50          0.07           (3.16)          (3.09)         (0.04)       (0.16)
Period ended 3/31/2002*...................    10.00          0.06            0.47            0.53          (0.01)       (0.02)
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)....   $12.04        $ 0.10          $(0.35)         $(0.25)        $   --       $(0.49)
Year ended 3/31/2004......................     7.18          0.05            4.96            5.01          (0.04)       (0.11)
Year ended 3/31/2003......................    10.47          0.05           (3.15)          (3.10)         (0.03)       (0.16)
Period ended 3/31/2002*...................    10.00          0.04            0.45            0.49             --##      (0.02)
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)....   $11.86        $ 0.05          $(0.34)         $(0.29)        $   --       $(0.49)
Year ended 3/31/2004......................     7.11         (0.03)           4.89            4.86             --        (0.11)
Year ended 3/31/2003......................    10.40         (0.01)          (3.12)          (3.13)            --        (0.16)
Period ended 3/31/2002*...................    10.00         (0.03)           0.45            0.42             --        (0.02)
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)....   $11.86        $ 0.05          $(0.34)         $(0.29)        $   --       $(0.49)
Year ended 3/31/2004......................     7.11         (0.03)           4.89            4.86             --        (0.11)
Year ended 3/31/2003......................    10.40         (0.01)          (3.12)          (3.13)            --        (0.16)
Period ended 3/31/2002*...................    10.00         (0.03)           0.45            0.42             --        (0.02)

---------------

 * Global Value Primary A, Investor A, Investor B and Investor C Shares commenced operation on April 16, 2001.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)Reflects overall Fund ratios of investment income and non-class specific expense.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS FUNDS

                                                                                                              WITHOUT WAIVERS
                                                                                                              AND/OR EXPENSE
                                                                                                              REIMBURSEMENTS
                                                                                                              ---------------
                NET INCREASE                                            RATIO OF   RATIO OF NET                  RATIO OF
    TOTAL       IN NET ASSET                              NET ASSETS   OPERATING    INVESTMENT                   OPERATING
  DIVIDENDS      VALUE FROM      NET ASSET                  END OF      EXPENSES   INCOME/(LOSS)  PORTFOLIO     EXPENSES TO
     AND         REDEMPTION        VALUE        TOTAL       PERIOD     TO AVERAGE   TO AVERAGE    TURNOVER      AVERAGE NET
DISTRIBUTIONS       FEES       END OF PERIOD   RETURN++     (000)      NET ASSETS   NET ASSETS      RATE          ASSETS
-----------------------------------------------------------------------------------------------------------------------------


   $(0.49)         $  --##        $11.37         (1.90)%   $128,931     1.27%+(a)      1.95%+         8%          1.27%+(a)
    (0.17)            --##         12.10         70.38      144,242       1.30(a)      0.69          28           1.30(a)
    (0.20)            --            7.21        (29.77)      57,373       1.40         0.87          15           1.40
    (0.03)            --           10.50          5.24       49,246      1.40(a)+      0.66+         19           1.63(a)+

   $(0.49)         $  --##        $11.30         (2.00)%   $122,065     1.52%+(a)      1.70%+(b)      8%          1.52%+(a)
    (0.15)            --##         12.04         70.00      127,609       1.55(a)      0.44          28           1.55(a)
    (0.19)            --            7.18        (29.98)      47,111       1.65         0.62          15           1.65
    (0.02)            --           10.47          4.92       26,172      1.65(a)+      0.41+         19           1.88(a)+

   $(0.49)         $  --          $11.08         (2.38)%   $ 32,794     2.27%+(a)      0.95%+(b)      8%          2.27%+(a)
    (0.11)            --##         11.86         68.56       35,343       2.30(a)     (0.31)         28           2.30(a)
    (0.16)            --            7.11        (30.41)      15,310       2.40        (0.13)         15           2.40
    (0.02)            --           10.40          4.18       11,804      2.40(a)+     (0.34)+        19           2.63(a)+

   $(0.49)         $  --          $11.08         (2.38)%   $ 94,215     2.27%+(a)      0.95%+(b)      8%          2.27%+(a)
    (0.11)            --##         11.86         68.56      101,025       2.30(a)     (0.31)         28           2.30(a)
    (0.16)            --            7.11        (30.41)      44,758       2.40        (0.13)         15           2.40
    (0.02)            --           10.40          4.18       30,914      2.40(a)+     (0.34)+        19           2.63(a)+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.








                                            NET ASSET                   NET REALIZED    NET INCREASE/    DIVIDENDS   DISTRIBUTIONS
                                              VALUE         NET        AND UNREALIZED   (DECREASE) IN     FROM NET     FROM NET
                                            BEGINNING    INVESTMENT    GAIN/(LOSS) ON  NET ASSET VALUE   INVESTMENT    REALIZED
                                            OF PERIOD  INCOME/(LOSS)#   INVESTMENTS    FROM OPERATIONS     INCOME        GAINS
                                            --------------------------------------------------------------------------------------
INTERNATIONAL VALUE*
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)....   $20.71        $0.23           $(0.26)          $(0.03)        $   --       $   --
Year ended 3/31/2004......................    11.65         0.19             9.07             9.26          (0.20)          --
Year ended 3/31/2003......................    16.67         0.16            (4.92)           (4.76)         (0.17)       (0.09)
Year ended 3/31/2002......................    17.30         0.22            (0.29)           (0.07)         (0.20)       (0.36)
Year ended 3/31/2001......................    18.78         0.32            (0.39)           (0.07)         (0.21)       (1.20)
Year ended 3/31/2000......................    14.45         0.37             4.73             5.10          (0.28)       (0.49)
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)....   $20.64        $0.20           $(0.25)          $(0.05)        $   --       $   --
Year ended 3/31/2004......................    11.62         0.15             9.04             9.19          (0.17)          --
Year ended 3/31/2003......................    16.61         0.15            (4.92)           (4.77)         (0.13)       (0.09)
Year ended 3/31/2002......................    17.26         0.18            (0.29)           (0.11)         (0.18)       (0.36)
Year ended 3/31/2001......................    18.77         0.27            (0.39)           (0.12)         (0.19)       (1.20)
Year ended 3/31/2000......................    14.43         0.36             4.72             5.08          (0.25)       (0.49)
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)....   $20.35        $0.12           $(0.25)          $(0.13)        $   --       $   --
Year ended 3/31/2004......................    11.47         0.02             8.91             8.93          (0.05)          --
Year ended 3/31/2003......................    16.39         0.03            (4.84)           (4.81)         (0.02)       (0.09)
Year ended 3/31/2002......................    17.07         0.07            (0.30)           (0.23)         (0.09)       (0.36)
Year ended 3/31/2001......................    18.64         0.16            (0.40)           (0.24)         (0.13)       (1.20)
Year ended 3/31/2000......................    14.40         0.22             4.66             4.88          (0.15)       (0.49)
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)....   $20.33        $0.12           $(0.25)          $(0.13)        $   --       $   --
Year ended 3/31/2004......................    11.46         0.02             8.90             8.92          (0.05)          --
Year ended 3/31/2003......................    16.39         0.02            (4.82)           (4.80)         (0.04)       (0.09)
Year ended 3/31/2002......................    17.07         0.04            (0.27)           (0.23)         (0.09)       (0.36)
Year ended 3/31/2001......................    18.65         0.16            (0.41)           (0.25)         (0.13)       (1.20)
Year ended 3/31/2000......................    14.41         0.21             4.69             4.90          (0.17)       (0.49)

---------------

  * The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of International Value Master Portfolio.

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

### Amount represents results prior to conversion to a master-feeder structure.

 (a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b)The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.17% for Primary A Shares, 1.42% for Investor A Shares and 2.17% each for Investor B and Investor C Shares.

 (c)The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 10) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.20% for Primary A Shares, 1.45% for Investor A Shares and 2.20% each for Investor B and Investor C Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

NATIONS FUNDS

                                                                                                                   WITHOUT WAIVERS
                                                                                                                    AND/OR EXPENSE
                                                                                                                    REIMBURSEMENTS
                                                                                                                   ----------------
               NET INCREASE                                           RATIO OF        RATIO OF NET                     RATIO OF
    TOTAL      IN NET ASSET                           NET ASSETS     OPERATING         INVESTMENT                     OPERATING
  DIVIDENDS     VALUE FROM     NET ASSET                END OF        EXPENSES       INCOME/(LOSS)    PORTFOLIO      EXPENSES TO
     AND        REDEMPTION       VALUE       TOTAL      PERIOD       TO AVERAGE        TO AVERAGE     TURNOVER         AVERAGE
DISTRIBUTIONS      FEES      END OF PERIOD  RETURN++    (000)        NET ASSETS        NET ASSETS       RATE          NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------


   $   --         $  --##       $20.68        (0.14)% $2,390,812        1.13%+           2.24%+             --            1.23%+(c)
    (0.20)           --##        20.71        79.67    2,488,701        1.11             1.14               --            1.20(b)
    (0.26)           --          11.65       (28.81)   1,614,750        1.17             1.16               --            1.23
    (0.56)           --          16.67        (0.18)   2,059,558        1.19             1.36               --            1.23
    (1.41)           --          17.30        (0.50)   1,163,899        1.13             1.89               --            1.23
    (0.77)           --          18.78        36.03      600,589        1.24(a)          2.11               12%###        1.34(a)

   $   --         $  --##       $20.59        (0.24)% $  792,615        1.38%+           1.99%+             --            1.48%+(c)
    (0.17)           --##        20.64        79.17      792,857        1.36             0.89               --            1.45(b)
    (0.22)           --          11.62       (28.97)     482,196        1.42             0.91               --            1.48
    (0.54)           --          16.61        (0.46)     798,587        1.44             1.11               --            1.48
    (1.39)           --          17.26        (0.72)     353,646        1.38             1.64               --            1.48
    (0.74)           --          18.77        35.86      186,649        1.49(a)          1.86               12%###        1.59(a)

   $   --         $  --         $20.22        (0.64)% $  105,597        2.13%+           1.24%+             --            2.23%+(c)
    (0.05)           --##        20.35        77.89      112,798        2.11             0.14               --            2.20(b)
    (0.11)           --          11.47       (29.54)      73,283        2.17             0.16               --            2.23
    (0.45)           --          16.39        (1.16)     116,374        2.19             0.36               --            2.23
    (1.33)           --          17.07        (1.42)      80,655        2.13             0.89               --            2.23
    (0.64)           --          18.64        34.51       50,999        2.24(a)          1.11               12%###        2.34(a)

   $   --         $  --##       $20.20        (0.64)% $  158,442        2.13%+           1.24%+             --            2.23%+(c)
    (0.05)           --##        20.33        77.85      170,702        2.11             0.14               --            2.20(b)
    (0.13)           --          11.46       (29.52)     113,594        2.17             0.16               --            2.23
    (0.45)           --          16.39        (1.16)     149,979        2.19             0.36               --            2.23
    (1.33)           --          17.07        (1.45)      48,784        2.13             0.89               --            2.23
    (0.66)           --          18.65        34.64       13,725        2.24(a)          1.11               12%###        2.34(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.








                                            NET ASSET                    NET REALIZED    NET INCREASE/   DIVIDENDS   DISTRIBUTIONS
                                              VALUE          NET        AND UNREALIZED   (DECREASE) IN    FROM NET     FROM NET
                                            BEGINNING     INVESTMENT    GAIN/(LOSS) ON  NET ASSET VALUE  INVESTMENT    REALIZED
                                            OF PERIOD   INCOME/(LOSS)#   INVESTMENTS    FROM OPERATIONS    INCOME        GAINS
                                            --------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)....    $12.13        $ 0.10          $(0.32)         $(0.22)        $   --       $   --
Year ended 3/31/2004......................      8.01          0.13            4.11            4.24          (0.12)          --
Year ended 3/31/2003*.....................     10.49          0.10           (2.53)          (2.43)         (0.05)          --
Year ended 3/31/2002*.....................     11.12          0.09           (0.72)          (0.63)            --##         --
Year ended 3/31/2001*.....................     16.74          0.12           (4.47)          (4.35)         (0.11)       (1.16)
Year ended 3/31/2000*.....................     14.12          0.10            4.91            5.01          (0.06)       (2.33)
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)....    $12.00        $ 0.08          $(0.31)         $(0.23)        $   --       $   --
Year ended 3/31/2004......................      7.93          0.08            4.09            4.17          (0.10)          --
Year ended 3/31/2003*.....................     10.30          0.08           (2.47)          (2.39)         (0.04)          --
Year ended 3/31/2002*.....................     10.95          0.06           (0.71)          (0.65)            --           --
Year ended 3/31/2001*.....................     16.51          0.07           (4.38)          (4.31)         (0.09)       (1.16)
Year ended 3/31/2000*.....................     13.97          0.06            4.86            4.92          (0.05)       (2.33)
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)....    $11.30        $ 0.03          $(0.28)         $(0.25)        $   --       $   --
Year ended 3/31/2004......................      7.50            --##          3.85            3.85          (0.05)          --
Year ended 3/31/2003*.....................      9.87          0.02           (2.38)          (2.36)         (0.01)          --
Year ended 3/31/2002*.....................     10.56         (0.01)          (0.68)          (0.69)            --           --
Year ended 3/31/2001*.....................     16.06            --           (4.27)          (4.27)         (0.07)       (1.16)
Year ended 3/31/2000*.....................     13.75         (0.05)           4.72            4.67          (0.03)       (2.33)
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)....    $11.20        $ 0.04          $(0.29)         $(0.25)        $   --       $   --
Year ended 3/31/2004......................      7.43            --##          3.82            3.82          (0.05)          --
Year ended 3/31/2003*.....................      9.63          0.01           (2.33)          (2.32)         (0.01)          --
Year ended 3/31/2002*.....................     10.30         (0.01)          (0.66)          (0.67)            --           --
Year ended 3/31/2001*.....................     15.72         (0.02)          (4.17)          (4.19)         (0.07)       (1.16)
Year ended 3/31/2000*.....................     13.52         (0.03)           4.60            4.57          (0.04)       (2.33)

---------------

  * The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of International Equity Master Portfolio.
 +  Annualized.
 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
+++ Rate represents the International Equity Master Portfolio.
 # Per share net investment income/(loss) has been calculated using the monthly average shares method.
 ## Amount represents less than $0.01 per share.
### Amount represents results prior to conversion to a master-feeder structure.
    The portfolio turnover rate for the International Equity Master Portfolio was 48% for the period beginning October 8, 1999 and ended March 31, 2000.
 (a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
 (b)The reimbursement from Investment Adviser is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.
 (c)The effect of interest expense on the operating expense ratio was less than 0.01%.
 (d)The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.13% for Primary A Shares, 1.38% for Investor A Shares and 2.13% each for Investor B and Investor C Shares.
 (e)The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 10) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.13% for Primary A Shares, 1.38% for Investor A Shares and 2.13% each for Investor B and Investor C Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

NATIONS FUNDS

                                                                                                                 WITHOUT WAIVERS
                                                                                                                 AND/OR EXPENSE
                                                                                                                 REIMBURSEMENTS
                                                                                                                 ---------------
               NET INCREASE                                            RATIO OF       RATIO OF NET                  RATIO OF
    TOTAL      IN NET ASSET                            NET ASSETS      OPERATING       INVESTMENT                   OPERATING
  DIVIDENDS     VALUE FROM     NET ASSET                 END OF        EXPENSES      INCOME/(LOSS)    PORTFOLIO    EXPENSES TO
     AND        REDEMPTION       VALUE       TOTAL       PERIOD       TO AVERAGE       TO AVERAGE     TURNOVER       AVERAGE
DISTRIBUTIONS      FEES      END OF PERIOD  RETURN++      (000)       NET ASSETS       NET ASSETS       RATE       NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------


   $   --         $  --##       $11.91        (1.81)%   $942,468     1.06%+(a)(c)         1.62%+          99%     1.17%+(a)(e)
    (0.12)           --##        12.13        53.06      917,391     1.12(a)(b)(c)        0.99            86      1.15(a)(d)
    (0.05)           --##         8.01       (23.19)     556,619     1.18                 1.10           100+++   1.18
       --##          --          10.49        (5.65)     474,738     1.16                 0.88            85+++   1.16
    (1.27)           --          11.12       (27.40)     724,572     1.15                 0.89            92+++   1.16
    (2.39)           --          16.74        39.85      866,731     1.14                 0.69           129###   1.18

   $   --         $  --##       $11.77        (1.83)%   $ 25,713     1.31%+(a)(c)         1.37%+          99%     1.42%+(a)(e)
    (0.10)           --##        12.00        52.71       27,396     1.37(a)(b)(c)        0.74            86      1.40(a)(d)
    (0.04)         0.06           7.93       (22.71)      18,870     1.43                 0.85           100+++   1.43
       --            --          10.30        (5.94)      30,067     1.41                 0.63            85+++   1.41
    (1.25)           --          10.95       (27.54)      46,770     1.40                 0.64            92+++   1.41
    (2.38)           --          16.51        39.54       43,111     1.39                 0.44           129###   1.43

   $   --         $  --##       $11.05        (2.21)%   $  8,801     2.06%+(a)(c)         0.62%+          99%     2.17%+(a)(e)
    (0.05)           --##        11.30        51.39        9,956     2.12(a)(b)(c)       (0.01)           86      2.15(a)(d)
    (0.01)           --##         7.50       (23.96)       7,068     2.18                 0.10           100+++   2.18
       --            --           9.87        (6.53)      14,408     2.16                (0.12)           85+++   2.16
    (1.23)           --          10.56       (28.11)      20,747     2.15                (0.11)           92+++   2.16
    (2.36)           --          16.06        38.14       32,073     2.14                (0.31)          129###   2.18

   $   --         $  --         $10.95        (2.23)%   $  2,085     2.06%+(a)(c)         0.62%+          99%     2.17%+(a)(e)
    (0.05)           --##        11.20        51.43        1,867     2.12(a)(b)(c)       (0.01)           86      2.15(a)(d)
    (0.01)         0.13           7.43       (22.78)       1,249     2.18                 0.10           100+++   2.18
       --            --           9.63        (6.50)       1,245     2.16                (0.12)           85+++   2.16
    (1.23)           --          10.30       (28.22)       1,166     2.15                (0.11)           92+++   2.16
    (2.37)           --          15.72        38.12          987     2.14                (0.31)          129###   2.18

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.








                                            NET ASSET                   NET REALIZED    NET INCREASE/   DIVIDENDS   DISTRIBUTIONS
                                              VALUE         NET        AND UNREALIZED   (DECREASE) IN    FROM NET     FROM NET
                                            BEGINNING    INVESTMENT    GAIN/(LOSS) ON  NET ASSET VALUE  INVESTMENT    REALIZED
                                            OF PERIOD  INCOME/(LOSS)#   INVESTMENTS    FROM OPERATIONS    INCOME        GAINS
                                            -------------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)....   $11.15        $ 0.05          $(0.53)         $(0.48)        $   --       $(0.12)
Year ended 3/31/2004......................     6.98          0.02            4.24            4.26          (0.01)       (0.08)
Year ended 3/31/2003......................     8.36          0.04           (1.42)          (1.38)            --           --
Year ended 3/31/2002......................     8.03         (0.01)           0.34            0.33             --           --
Period ended 3/31/2001*...................    10.00            --##         (1.97)          (1.97)            --           --
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)....   $11.05        $ 0.03          $(0.52)         $(0.49)        $   --       $(0.12)
Year ended 3/31/2004......................     6.93            --##          4.20            4.20             --        (0.08)
Year ended 3/31/2003......................     8.32          0.01           (1.40)          (1.39)            --           --
Year ended 3/31/2002......................     8.01         (0.01)           0.32            0.31             --           --
Period ended 3/31/2001*...................    10.00         (0.01)          (1.98)          (1.99)            --           --
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)....   $10.75        $   --##        $(0.52)         $(0.52)        $   --       $(0.12)
Year ended 3/31/2004......................     6.79         (0.07)           4.11            4.04             --        (0.08)
Year ended 3/31/2003......................     8.22         (0.04)          (1.39)          (1.43)            --           --
Year ended 3/31/2002......................     7.97         (0.07)           0.32            0.25             --           --
Period ended 3/31/2001*...................    10.00         (0.08)          (1.95)          (2.03)            --           --
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)....   $10.75        $   --##        $(0.51)         $(0.51)        $   --       $(0.12)
Year ended 3/31/2004......................     6.80         (0.07)           4.10            4.03             --        (0.08)
Year ended 3/31/2003......................     8.22         (0.05)          (1.37)          (1.42)            --           --
Year ended 3/31/2002......................     7.97         (0.07)           0.32            0.25             --           --
Period ended 3/31/2001*...................    10.00         (0.09)          (1.94)          (2.03)            --           --

---------------

 * International Opportunities Primary A, Investor A, Investor B and Investor C Shares commenced operations on August 1, 2000.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

NATIONS FUNDS

                                                                                                              WITHOUT WAIVERS
                                                                                                              AND/OR EXPENSE
                                                                                                              REIMBURSEMENTS
                    NET                                                                                       ---------------
                INCREASE IN                                            RATIO OF    RATIO OF NET                  RATIO OF
    TOTAL        NET ASSET                               NET ASSETS    OPERATING    INVESTMENT                   OPERATING
  DIVIDENDS     VALUE FROM      NET ASSET                  END OF     EXPENSES TO  INCOME/(LOSS)  PORTFOLIO     EXPENSES TO
     AND        REDEMPTION        VALUE        TOTAL       PERIOD     AVERAGE NET   TO AVERAGE    TURNOVER      AVERAGE NET
DISTRIBUTIONS      FEES       END OF PERIOD   RETURN++     (000)        ASSETS      NET ASSETS      RATE          ASSETS
-----------------------------------------------------------------------------------------------------------------------------


   $(0.12)         $  --##       $10.55         (4.32)%   $661,578      1.12%+(a)      0.91%+         54%         1.12%+(a)
    (0.09)            --##        11.15         61.25      509,262      1.17(a)        0.21          121          1.17(a)
       --             --           6.98        (16.51)      95,093      1.48(a)        0.58          193          1.80(a)
       --             --           8.36          4.11        2,700      1.42(a)(b)    (0.08)         307          4.02(a)
       --             --           8.03        (19.70)       1,477      1.47+          0.12+         442          6.28+

   $(0.12)         $  --##       $10.44         (4.45)%   $ 29,043      1.37%+(a)      0.66%+         54%         1.37%+(a)
    (0.08)            --##        11.05         60.87       19,785      1.42(a)       (0.04)         121          1.42(a)
       --             --           6.93        (16.71)       2,272      1.73(a)        0.33          193          2.05(a)
       --             --           8.32          3.87        1,526      1.67(a)(b)    (0.33)         307          4.27(a)
       --             --           8.01        (19.90)       2,797      1.72+         (0.13)+        442          6.53+

   $(0.12)         $  --##       $10.11         (4.85)%   $ 11,268      2.12%+(a)     (0.09)%+        54%         2.12%+(a)
    (0.08)            --##        10.75         59.77        8,905      2.17(a)       (0.79)         121          2.17(a)
       --             --           6.79        (17.40)       2,782      2.48(a)       (0.42)         193          2.80(a)
       --             --           8.22          3.14        1,951      2.42(a)(b)    (1.08)         307          5.02(a)
       --             --           7.97        (20.30)       2,031      2.47+         (0.88)+        442          7.28+

   $(0.12)         $  --##       $10.12         (4.76)%   $ 11,931      2.12%+(a)     (0.09)%+        54%         2.12%+(a)
    (0.08)            --##        10.75         59.53        8,331      2.17(a)       (0.79)         121          2.17(a)
       --             --           6.80        (17.27)         869      2.48(a)       (0.42)         193          2.80(a)
       --             --           8.22          3.14          869      2.42(a)(b)    (1.08)         307          5.02(a)
       --             --           7.97        (20.30)         974      2.47+         (0.88)+        442          7.28+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2004, Funds Trust offered fifty-six separate portfolios. These financial statements pertain only to the international stock portfolios of Funds
Trust: Global Value Fund, International Value Fund, International Equity Fund and International Opportunities Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of Funds Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Subject to certain limited exceptions, Global Value Fund and International Value Fund are no longer accepting new investments from current or prospective investors. Please see the Fund's current prospectus for more information. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

International Value Fund (the "Feeder Fund") seeks to achieve its investment objective by investing substantially all of its assets in International Value Master Portfolio (the "Master Portfolio"), a series of Nations Master Investment Trust (the "Master Trust"), another open-end management investment company in the Nations Funds family. The Master Portfolio has the same investment objective as that of its corresponding Feeder Fund. The values of the Feeder Fund's investments in the Master Portfolio included in the Statement of net assets reflects the Feeder Fund's proportionate beneficial interests in the net assets of the Master Portfolio (87.0% for International Value Master Portfolio at September 30, 2004). The financial statements of the Master Portfolio, including its schedule of investments, are included elsewhere within this report and should be read in conjunction with the Feeder Fund's financial statements. Another fund not registered under the 1940 Act and managed by Banc of America Capital Management, LLC ("BACAP"), whose financial statements are not presented here, also invests in the Master Portfolio.

International Equity Fund and International Opportunities Fund operate in a master-feeder structure. The Funds seek to achieve their investment objective by investing substantially all of their assets in International Equity Master Portfolio and International Opportunities Master Portfolio of the Master Trust, which has the same investment objective as their corresponding Feeder Fund. Because the value of each Funds' investment in the International Equity Master Portfolio and the International Opportunities Master Portfolio as of and for the six months ended September 30, 2004 represented substantially all of the beneficial interests in the International Equity Master Portfolio and the International Opportunities Master Portfolio, the financial statements for the International Equity Fund and the International Opportunities Fund reflect their consolidation of the International Equity Master Portfolio and the International Opportunities Master Portfolio. Separate financial statements for the International Equity Master Portfolio and the International Opportunities Master Portfolio have not been prepared and references in this report to International Equity Fund and International Opportunities Fund should be read to include references to the corresponding Master Portfolios.

There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities, including futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Debt securities will

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

The valuation of the Feeder Fund's investment in its corresponding Master Portfolio is based on the reported net asset value of that Master Portfolio. The Master Portfolio uses valuation policies consistent with those described above.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Nations Funds has retained an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in international securities.

Futures contracts: All Funds may invest in futures contracts for the purposes of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. At September 30, 2004, the Funds had no open futures contracts.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, and the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Foreign currency transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. London time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, each Fund may enter into forward foreign currency contracts only under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of assets and liabilities. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

The Feeder Fund records its share of the investment income and realized and unrealized gains and losses reported by the Master Portfolio on a daily basis. The investment income and realized and unrealized gains and losses are allocated daily to investors in the Master Portfolio based upon the relative value of their investments in the Master Portfolio.

Dividends and distributions to shareholders: Distributions from net investment income are declared and paid annually. The Funds may, however, declare and pay distributions from net investment income more frequently. Each Fund will distribute net realized capital gains (including net short-term capital gains), at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Expenses: General expenses of Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class. The Feeder Fund records its share of the expenses reported by the Master Portfolio on a daily basis. The expenses are allocated daily to investors in the Master Portfolio based upon the relative value of the Feeder Fund's investments in the Master Portfolio.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Funds Trust and Master Trust have entered into investment advisory agreements (the "Investment Advisory Agreements") with BACAP, a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Funds. Under the terms of

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


the Investment Advisory Agreements, BACAP is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following maximum annual rates multiplied by the average daily net assets of each Fund:

                                                                ANNUAL
                                                                 RATE
                                                                ------
Global Value................................................     0.90%
International Equity........................................     0.80%
International Opportunities.................................     0.80%

The Feeder Fund indirectly pays for investment advisory and sub-advisory services through its investment in its corresponding Master Portfolio (See Note 2 of Notes to financial statements of the Master Portfolio).

Funds Trust has, on behalf of the Global Value Fund, entered into a sub-advisory agreement with BACAP and Brandes Investment Partners, LLC ("Brandes") pursuant to which Brandes is entitled to receive a sub-advisory fee from BACAP at the maximum annual rate of 0.50% of the first $1 billion of the Fund's average daily net assets and 0.45% over $1 billion of the Fund's average daily net assets.

The International Equity Fund is a "multi-manager" fund, which means that it is managed by more than one sub-adviser. Effective May 11, 2004, Causeway Capital Management LLC ("Causeway") became co-investment sub-adviser with Marsico Capital Management, LLC ("Marsico"). Pursuant to the sub-advisory agreement, Causeway and Marsico are each entitled to receive a fee from BACAP at the maximum annual rate of 0.43% and 0.45%, respectively, of the Funds' average daily net assets that they manage. Prior to May 11, 2004, INVESCO Global Asset Management (N.A.), Inc. ("INVESCO"), Putnam Investment Management, LLC ("Putnam") and Marsico Capital Management, LLC ("Marsico") each managed approximately one-third of the assets of the Fund. Pursuant to the sub-advisory agreement, INVESCO, Putnam and Marsico were each entitled to receive a fee from BACAP at the maximum annual rate of 0.65% of the first $60 million, 0.55% of the next $130 million, 0.45% of the next $200 million and 0.40% over $390 million of the Funds' average daily net assets that they managed.

Master Trust has, on behalf of the International Opportunities Fund, entered into a sub-advisory agreement with BACAP and Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of Bank of America, pursuant to which Marsico is entitled to receive a sub-advisory fee from BACAP at the maximum annual rate of 0.45% of the Fund's average daily net assets.

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of Funds Trust. Under the administration agreement, BACAP Distributors is currently entitled to receive a fee, computed daily and paid monthly, at the maximum annual rate of 0.22% of the average daily net assets of Global Value Fund, International Equity Fund and International Opportunities Fund. International Value Fund pays a monthly fee at the maximum annual rate of 0.17% of its average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to an agreement with BACAP Distributors. For the six months ended September 30, 2004, BACAP Distributors earned an annual rate of 0.15% of the Funds' average daily net assets (net of sub-administration fees) for its administration services.

BACAP and/or its affiliates may, from time to time, reduce its fees payable by each Fund. For the period May 11, 2004 through September 30, 2004, BACAP has voluntarily agreed to waive 0.09% of its advisory fee for the International Equity Fund as a percentage of the Fund's average daily net assets. There is no guarantee that this waiver will continue.

BNY serves as the custodian of Funds Trust's assets.

PFPC Inc. serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Funds. Bank of America is entitled to receive from the transfer agent a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Primary A shares of the Funds. For the six months ended September 30, 2004, Bank of America earned the following sub-transfer agent fees from the Funds for providing such services and these amounts are included in "Transfer agent fees" in each Fund's Statements of operations.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                                     SUB-TRANSFER
                                                                      AGENT FEE
FUND                                                                    (000)
--------------------------------------------------------------------------------------
Global Value................................................             $ 2
International Value.........................................              24
International Equity........................................               8
International Opportunities.................................               9

BACAP Distributors serves as distributor of the Funds' shares. For the six months ended September 30, 2004, the Funds were informed that the Distributor received the following:

                                                                 FRONT END
                                                                   SALES                  CONTINGENT DEFERRED
                                                                  CHARGE                      SALES CHARGE
                                                                   (000)                         (000)
                                                              ---------------    --------------------------------------
FUND                                                            INVESTOR A       INVESTOR A    INVESTOR B    INVESTOR C
-----------------------------------------------------------------------------------------------------------------------
Global Value................................................       $  4              $--          $22            $8
International Value.........................................          9              --            70             1
International Equity........................................          9              --             5            --*
International Opportunities.................................        115              --*            5             2

---------------

 *Amount represents less than $500.

The Funds are also entitled to a 2% redemption fee on the proceeds of Fund shares that are purchased after August 1, 2002 and are redeemed (either by selling shares or exchanging into another Fund) within 90 days of their purchase. The redemption fee is designed to offset brokerage commissions and other costs associated with short term trading in and out of Funds. The redemption fees are included as an increase to Paid in capital on the Statements of net assets and as a decrease to shares redeemed in the Schedules of capital stock activity. For the six months ended September 30, 2004, the Funds received the following in redemption fees:

                                                                                REDEMPTION FEE
                                                                                     (000)
                                                              ---------------------------------------------------
FUND                                                          PRIMARY A    INVESTOR A    INVESTOR B    INVESTOR C
-----------------------------------------------------------------------------------------------------------------
Global Value................................................     $--*         $ 3            $--           $--
International Value.........................................      2            17            --            --*
International Equity........................................      1            --*           --*           --
International Opportunities.................................     --*            3             1             1

---------------

 *Amount represents less than $500.

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from Funds Trust for serving as an Officer of Funds Trust.

Funds Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of Funds Trust. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statements of assets and liabilities.

A significant portion of each Fund's Primary Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

The Funds have made daily investments of cash balances in the Nations Cash Reserves, another portfolio of Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included in its Statement of operations as "Dividend income from affiliated funds". BACAP and BACAP Distributors earn advisory and administration fees on the investments made in the Nations Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Funds.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


For the six months ended September 30, 2004, BACAP and BACAP Distributors earned the following fees related to investments in affiliated funds:

                                                                                   ADMINISTRATION FEES
                                                                ADVISORY FEES       (EARNED BY BACAP
                                                              (EARNED BY BACAP)       DISTRIBUTORS)
FUND                                                                (000)                 (000)
------------------------------------------------------------------------------------------------------
Global Value................................................         $ 5                   $ 2
International Equity........................................          23                    12
International Opportunities.................................          27                    14

3.  TOTAL OPERATING EXPENSE LIMITATIONS

BACAP and/or its affiliates may, from time to time, reduce its fees payable by each Fund. During the six months ended September 30, 2004 and until July 31, 2005, BACAP has agreed to reimburse expenses and/or waive fees to the extent that total expenses (excluding interest expense and shareholder servicing and distribution fees) exceed an annual rate of 1.40% of Global Value Fund's average daily net assets and 1.50% of International Opportunities Fund's average daily net assets. There is no guarantee that these expense limitations will continue after this date.

BACAP and/or BACAP Distributors is entitled to recover from Global Value Fund any fees waived or expenses reimbursed by BACAP and/or BACAP Distributors during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the Global Value Fund to exceed the expense limitation in effect at the time of recovery. There is no guarantee that these expense limitations will continue.

At September 30, 2004, the amounts potentially recoverable by BACAP and/or BACAP Distributors pursuant to this arrangement are as follows:

                             POTENTIAL AMOUNT TO    POTENTIAL AMOUNT TO    POTENTIAL AMOUNT TO    POTENTIAL AMOUNT TO
                               RECOVER WITHIN         RECOVER WITHIN         RECOVER WITHIN         RECOVER WITHIN
                                   3 YEARS                3 YEARS                2 YEARS                1 YEAR
                                AS OF 9/30/04          AS OF 3/31/04          AS OF 3/31/04          AS OF 3/31/04
                             ----------------------------------------------------------------------------------------
Global Value...............          $--                    $--                    $--                    $--


                              AMOUNT RECOVERED
                             DURING PERIOD ENDED
                                   9/30/04
                             -------------------
Global Value...............          $--

For the six months ended September 30, 2004, expenses of the Funds were reduced by $3,947 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

4.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Funds Trust has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C Shares of each Fund and a combined distribution and shareholder servicing plan for Investor A Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP Distributors.

For the six months ended September 30, 2004, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                                              CURRENT    PLAN
                                                               RATE      LIMIT
                                                              ----------------
Investor A Combined Shareholder Servicing and Distribution
  Plan......................................................   0.25%     0.25%
Investor B and Investor C Shareholder Servicing Plans.......   0.25%     0.25%
Investor B and Investor C Distribution Plans................   0.75%     0.75%

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


5.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2004 were as follows:

                                                              PURCHASES     SALES
                                                                (000)       (000)
                                                              ---------------------
Global Value................................................  $ 31,253     $ 49,902
International Equity........................................   906,108      900,727
International Opportunities.................................   480,744      313,966

There were no purchases or sales of long-term U.S. government securities for the six months ended September 30, 2004.

6.  SHARES OF BENEFICIAL INTEREST

As of September 30, 2004, an unlimited number of shares of beneficial interest without par value were authorized for Funds Trust. Fund Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Investor B Shares generally convert to Investor A Shares based on the following conditions:

INVESTOR B SHARES PURCHASED:                          WILL CONVERT TO INVESTOR A SHARES AFTER:
----------------------------------------------------------------------------------------------
-- after November 15, 1998                                     Eight years
-- between August 1, 1997 and November 15, 1998
  $0 - $249,999                                                Nine years
  $250,000 - $499,999                                          Six years
  $500,000 - $999,999                                          Five years
-- before August 1, 1997                                       Nine years

See Schedules of capital stock activity.

7.  LINE OF CREDIT

Funds Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

The Funds had no borrowings outstanding at September 30, 2004. During the six months ended September 30, 2004, borrowings by the Funds under the Agreement were as follows:

                                                                AVERAGE
                                                                 AMOUNT       AVERAGE
                                                              OUTSTANDING*    INTEREST
                                                                 (000)          RATE
                                                              ------------------------
International Equity Fund...................................      $61           1.51%

---------------

 *The average amount outstanding was calculated based on daily balances in the period.

8.  SECURITIES LENDING

Under an agreement with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from investment of the collateral. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default,

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral. The income earned by each Fund from securities lending is included in its Statement of operations. At September 30, 2004, the following Funds had securities on loan:

                                                               MARKET VALUE OF     MARKET VALUE OF
                                                              LOANED SECURITIES      COLLATERAL
                            FUND                                    (000)               (000)
--------------------------------------------------------------------------------------------------
Global Value................................................       $ 6,377             $ 6,747
International Equity........................................        33,136              34,226
International Opportunities.................................        36,714              37,642

9.  INCOME TAXES

Information on the tax components of capital as of September 30, 2004 is as follows:

                                                                                                               NET TAX UNREALIZED
                                                                                                                 APPRECIATION/
                                                                                                               (DEPRECIATION) ON
                                                                                         NET TAX UNREALIZED     DERIVATIVES AND
                                                          GROSS TAX       GROSS TAX        APPRECIATION/        FOREIGN CURRENCY
                                  COST OF INVESTMENTS     UNREALIZED      UNREALIZED     (DEPRECIATION) ON       AND NET OTHER
                                   FOR TAX PURPOSES      APPRECIATION    DEPRECIATION       INVESTMENTS              ASSETS
FUND                                     (000)              (000)           (000)              (000)                 (000)
---------------------------------------------------------------------------------------------------------------------------------
Global Value....................       $351,679            $ 49,677        $(16,675)          $ 33,002                $ 2
International Value.............            N/A*                N/A*            N/A*           307,097                 --
International Equity............        877,679             138,516         (17,591)           120,925                  8
International Opportunities.....        657,476              82,922          (9,307)            73,615                 51

---------------

 *See corresponding Master Portfolio for tax basis information.

At March 31, 2004, the following Funds had available for federal income tax purposes unused capital losses as follows:

                                                              EXPIRING IN    EXPIRING IN
                                                                 2010           2011
                            FUND                                 (000)          (000)
----------------------------------------------------------------------------------------
International Value.........................................    $    --        $38,916
International Equity........................................     93,644         51,782

During the year ended March 31, 2004, the following Funds utilized capital losses as follows:

                                                                CAPITAL LOSSES
                                                                   UTILIZED
FUND                                                                (000)
------------------------------------------------------------------------------
International Value.........................................       $36,700
International Equity........................................        34,374
International Opportunities.................................         3,876

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2004, the following Funds elected to defer losses occurring between November 1, 2003 and March 31, 2004 under these rules, as follows:

                                                                CURRENCY LOSSES
                                                                   DEFERRED
FUND                                                                 (000)
-------------------------------------------------------------------------------
Global Value................................................         $  5
International Value.........................................          170
International Equity........................................           --
International Opportunities.................................          142

Such deferred losses will be treated as arising on the first day of the fiscal year ending March 31, 2005.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


10.  CONTINGENCIES AND OTHER EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in various mutual funds including certain Funds. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and "late trading." The NYAG later announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name the Funds, among others, as defendants (see Civil Litigation below).

The independent Trustees of the Funds have engaged independent legal counsel and, through them, accountants to evaluate the extent of any monetary impact to any Funds from discretionary market timing or from late trading. On September 8, 2003, Bank of America Corporation and the Boards of Trustees of the Funds (the "Boards") jointly announced that: (i) to the extent that the independent counsel and accountants determine that the Funds were adversely affected by any late trading or any discretionary market timing agreement, BACAP would make appropriate restitution; and (ii) BACAP and BACAP Distributors would promptly return to the Funds that were the subject of a market timing agreement all advisory and administration fees they received as a result of such an agreement, irrespective as to whether or not there is an independent determination of any negative impact to any Fund shareholders. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by the Funds in connection with this matter.

Assumptions and Reimbursements

For the six months ended September 30, 2004, Bank of America Corporation has assumed $4.5 million of legal, shareholder communications, audit related, transfer agent, consulting and Trustee costs and fees incurred by the Funds impacted in connection with the regulatory and civil litigation matters discussed above. These non-recurring costs were allocated to 19 Funds based on their respective average nets assets for the six months ended September 30, 2004. These non-recurring costs on a per Fund basis are shown in that Fund's respective Statement of operations. Because these costs were borne by Bank of America Corporation and not any Fund, an offsetting waiver of these costs is also presented in each respective Fund's Statement of operations as, "Costs assumed by Bank of America Corporation". The impact to the expense ratio of each impacted Fund is reflected in the Fund's Financial highlights.

Settlements in Principle with Regulators

On March 15, 2004, Bank of America Corporation and FleetBoston Financial Corporation ("Fleet") entered into agreements in principle (each an "Agreement" and together, the "Agreements") with the NYAG and the SEC over matters related to improper late trading and market timing of mutual funds. As noted below, on April 1, 2004, Bank of America Corporation acquired Fleet.

Under the Agreements, Bank of America Corporation has agreed to pay $250 million in total disgorgement and restitution and a penalty of $125 million and FleetBoston Financial Corporation agreed to pay $70 million in total disgorgement and restitution and a penalty of $70 million. In addition, the Agreement with the NYAG requires an aggregate reduction in mutual fund fees of $32 million per year for five years across selected non-money market funds in the Nations Funds and Fleet mutual fund complexes. The final amount payable as restitution and whether such restitution will be effectuated through a Fund or directly to shareholders, has not yet been determined.

When finalized, the Agreements will conclude the investigation by the NYAG and the SEC of Bank of America Corporation and its affiliates relating to late trading and market timing activities, provided that the NYAG and the SEC have reserved the right to continue their respective investigations of and actions against individuals.

Management believes that the Agreements, and their finalization, could have a positive effect, but in no case will they have a material adverse effect, on any Fund's financial positions or results of operations. However, a review by the

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


accountants engaged to investigate these matters for the Boards remains ongoing. Accordingly, an estimate of the financial impact on any Fund cannot currently be made.

Bank of America Corporation Acquisition of Fleet

On April 1, 2004, Bank of America Corporation acquired Fleet. As a result of this acquisition, Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributor, Inc. ("CFDI") are now indirect wholly-owned subsidiaries of Bank of America Corporation. The SEC and NYAG filed proceedings against both CMA and CFDI on February 24, 2004 alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual funds shares and violated certain New York anti-fraud statutes. In order to settle these matters, as noted above, Fleet entered into the March 15, 2004 Agreements with the NYAG and the SEC. In addition, both Bank of America and Fleet committed to use best efforts to implement certain enhanced governance and compliance procedures with respect to advised mutual funds and agreed to the retention of independent consultants to review compliance, control and other policies and procedures relating to their respective mutual fund advisory businesses.

If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, or if any final settlement includes an injunction against CMA or CFDI prohibiting them from engaging in certain conduct, CMA, CFDI or any company that is an affiliated person of CMA and CFDI could be barred from serving as an investment adviser or distributor for any investment company registered under the Investment Company Act of 1940. As a result of the Fleet acquisition, BACAP and BACAP Distributors are now affiliated persons of CMA and CFDI and, therefore, under these circumstances, could be barred from serving as an investment adviser or distributor for any registered investment company, including the Funds. If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, it is expected that BACAP and BACAP Distributors would seek exemptive relief from the SEC to permit them to continue serving as the investment adviser and distributor of the Funds.

Civil Litigation

In connection with the events described in detail above, various parties have filed suit against certain Funds, their Boards and/or Bank of America Corporation (and affiliated entities). These cases have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland.

These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

NATIONS MASTER INVESTMENT TRUST

Nations International Value Master Portfolio Semi-Annual Report

                                     SEPTEMBER 30, 2004 (UNAUDITED)

The following pages should be read in conjunction with Nations International Value Fund's Semi-Annual Report.

NATIONS MASTER INVESTMENT TRUST

Nations International Value Master Portfolio

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                 VALUE
  SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
             COMMON STOCKS -- 98.1%
             BELGIUM -- 1.0%
 1,176,600   Interbrew.....................................................   $   39,222
                                                                              ----------
             BRAZIL -- 5.7%
   241,760   Brasil Telecom Participacoes SA, ADR..........................        7,833
11,414,270   Centrais Electricas Brasileiras SA, ADR (a)...................       91,226
 2,976,529   Petroleo Brasileiro SA, ADR...................................       95,010
    61,418   Tele Celular Sul Participacoes SA, ADR........................          876
   221,067   Tele Centro Oeste Celular Participacoes SA, ADR(a)............        2,255
    13,264   Tele Leste Celular Participacoes SA, ADR!!(a).................          203
 2,164,000   Tele Norte Leste Participacoes SA, ADR(a).....................       28,630
                                                                              ----------
                                                                                 226,033
                                                                              ----------
             CANADA -- 0.8%
13,599,000   Bombardier Inc., Class B......................................       31,269
                                                                              ----------
             FRANCE -- 2.2%
 3,835,200   Alcatel SA, ADR!!(a)..........................................       44,987
   524,962   Renault SA....................................................       42,934
                                                                              ----------
                                                                                  87,921
                                                                              ----------
             GERMANY -- 10.1%
 2,113,700   Bayerische Hypo-und Vereinsbank AG, ADR.......................       40,376
   845,480   Bayerische Hypo-und Vereinsbank AG!!@.........................       16,150
 2,307,756   Commerzbank AG!!..............................................       42,707
 6,010,800   Deutsche Telekom AG, ADR!!(a).................................      112,162
   538,460   E.On AG, ADR(a)...............................................       39,685
 1,226,400   Heidelberger Druckmaschinen AG!!@.............................       36,480
   253,261   Hypo Real Estate Holdings AG, ADR!!...........................        8,650
   556,100   Schering AG...................................................       35,017
 1,781,900   Volkswagen AG.................................................       68,452
                                                                              ----------
                                                                                 399,679
                                                                              ----------
             ITALY -- 4.9%
22,934,050   Banca Intesa SpA..............................................       87,162
 3,391,281   Telecom Italia SpA, ADR(a)....................................      104,316
                                                                              ----------
                                                                                 191,478
                                                                              ----------
             JAPAN -- 17.1%
 1,767,600   Daiichi Pharmaceutical Company, Ltd. .........................       30,424
 1,199,825   Hitachi, Ltd., ADR............................................       72,409
     9,040   Japan Tobacco, Inc. ..........................................       75,623
     1,022   Japan, Tobacco, Inc.@.........................................        8,550
 4,008,310   Matsushita Electric Industrial Company Ltd., ADR..............       53,792
22,180,000   Mitsubishi Heavy Industries, Ltd.!!...........................       62,587
 7,971,641   Mitsubishi Tokyo Financial Group Inc. ........................       66,483

                                                                                 VALUE
  SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
             JAPAN -- (CONTINUED)
 3,200,000   Mitsui Sumitomo Insurance Company, Ltd. ......................   $   26,392
 3,594,400   Nippon Mitsubishi Oil Corporation.............................       22,666
 2,571,180   Nippon Telegraph and Telephone Corporation, ADR(a)............       51,372
 1,125,000   Ono Pharmaceutical Company, Ltd. .............................       49,914
 1,844,200   Sankyo Company, Ltd. .........................................       38,987
     2,986   Sumitomo Mitsui Financial Group, Inc.(a)......................       17,068
10,757,100   Sumitomo Mitsui Financial Group, Inc., ADR....................       61,489
   546,300   TDK Corporation, ADR(a).......................................       36,635
                                                                              ----------
                                                                                 674,391
                                                                              ----------
             MEXICO -- 2.0%
   422,679   Cemex SA de CV, ADR...........................................       11,894
 2,023,850   Telefonos de Mexico SA de CV 'L', ADR.........................       65,310
                                                                              ----------
                                                                                  77,204
                                                                              ----------
             NETHERLANDS -- 8.1%
 3,072,880   ABN AMRO Holding N.V., ADR....................................       69,939
   970,000   Akzo Nobel N.V., ADR..........................................       34,435
 1,884,878   ING Groep NV(a)...............................................       47,569
 7,383,700   Koninklijke Ahold NV!!........................................       47,137
 4,922,466   Koninklijke Ahold NV!!@.......................................       31,424
 1,514,768   Unilever NV...................................................       87,144
                                                                              ----------
                                                                                 317,648
                                                                              ----------
             NEW ZEALAND -- 1.7%
 2,067,200   Telecom Corporation of New Zealand Ltd., ADR(a)...............       65,758
                                                                              ----------
             PORTUGAL -- 2.3%
 8,194,176   Portugal Telecommunications, SGPS, SA, ADR....................       90,136
                                                                              ----------
             RUSSIA -- 2.0%
   636,870   LUKOIL, ADR...................................................       78,972
                                                                              ----------
             SINGAPORE -- 5.2%
   263,453   DBS Group Holdings Ltd., ADR@(a)..............................       10,015
 8,994,000   Development Bank of Singapore.................................       85,474
 3,464,100   Jardine Matheson Holdings Ltd.(a).............................       48,844
 7,142,000   Overseas-Chinese Banking Corporation Ltd. ....................       59,389
                                                                              ----------
                                                                                 203,722
                                                                              ----------
             SOUTH KOREA -- 3.0%
 6,114,300   Korea Electric Power Corporation, ADR(a)......................       64,506
 2,914,300   KT Corporation, ADR(a)........................................       52,661
                                                                              ----------
                                                                                 117,167
                                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations International Value Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                 VALUE
  SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
             SPAIN -- 6.4%
 1,294,000   Banco Bilbao Vizcaya Argentaria SA@...........................   $   17,807
 5,992,233   Banco Bilbao Vizcaya Argentaria SA, ADR(a)....................       82,693
 1,833,930   Repsol YPF SA, ADR............................................       40,200
 2,446,232   Telefonica SA, ADR............................................      110,056
                                                                              ----------
                                                                                 250,756
                                                                              ----------
             SWITZERLAND -- 6.1%
   392,600   Nestle SA (REGD)..............................................       89,920
 2,291,700   Swisscom AG, ADR(a)...........................................       79,568
 3,479,619   Zurich Financial Services AG, ADR.............................       49,602
 1,400,740   Zurich Financial Services AG, ADR@............................       19,967
                                                                              ----------
                                                                                 239,057
                                                                              ----------
             UNITED KINGDOM -- 17.9%
 3,759,000   Abbey National plc............................................       38,092
 4,485,630   BAE Systems plc, ADR..........................................       72,973
 2,196,100   British American Tobacco plc, ADR(a)..........................       64,104
 1,152,030   BT Group plc, ADR(a)..........................................       37,959
 3,804,000   Corus Group plc, ADR!!(a).....................................       35,453
19,500,935   Friends Provident plc.........................................       49,138
 5,733,600   GlaxoSmithKline plc...........................................      123,569
 1,159,620   Imperial Chemical Industries plc, ADR.........................       17,858
18,541,415   Invensys plc, ADR!!(a)........................................        7,550
23,160,268   Invensys plc!!@...............................................        4,715
17,026,100   ITV plc.......................................................       33,197
   366,400   Marks & Spencer Group plc.....................................        2,274
 2,009,480   Marks & Spencer Group plc, ADR................................       74,835
22,958,200   Royal & Sun Alliance Insurance Group plc@.....................       29,704
22,958,200   Royal & Sun Alliance Insurance Group plc......................       29,704
 1,189,400   Unilever plc..................................................        9,680
22,784,965   WM Morrison Supermarkets plc..................................       79,369
                                                                              ----------
                                                                                 710,174
                                                                              ----------
             VENEZUELA -- 1.6%
 2,878,864   Cia Anonima Nacional Telefonos de Venezuela, ADR..............       64,861
                                                                              ----------
             TOTAL COMMON STOCKS
               (Cost $3,490,315)...........................................    3,865,448
                                                                              ----------

                                                                                 VALUE
  SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
             PREFERRED STOCKS -- 0.5%
             BRAZIL -- 0.5%
               (Cost $38,155)
   663,200   Telecomunicacoes Brasileiras SA-Telebras, ADR(a)..............   $   18,238
                                                                              ----------
  SHARES
  (000)
----------
             AFFILIATED INVESTMENT
               COMPANIES -- 7.6%
               (Cost $299,834)
   299,834   Nations Cash Reserves, Capital Class Shares#..................      299,834
                                                                              ----------
             TOTAL INVESTMENTS
               (Cost $3,828,304*)................................     106.2%   4,183,520
                                                                              ----------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (6.2)%   (242,817)
                                                                              ----------
             NET ASSETS..........................................             $3,940,703
                                                                      100.0%  ==========

---------------

 *Federal income tax information: Net unrealized depreciation of $355,216 on investment securities was comprised of gross appreciation of $687,198 and depreciation of $331,982 for federal income tax purposes. At September 30, 2004, the aggregate cost for federal income tax purposes was $3,828,304.

 @Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 !!
  Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 6). The portion that represents cash collateral is $245,439.

(a)
  All or a portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004 is $208,043 and $236,730, respectively.

ABBREVIATIONS:

ADR   --   American Depository Receipt
LTD   --   Limited
REGD  --   Registered

                       SEE NOTES TO FINANCIAL STATEMENTS.
 50

NATIONS MASTER INVESTMENT TRUST

Nations International Value Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                % OF NET           VALUE
SECTOR DIVERSIFICATION                                           ASSETS            (000)
---------------------------------------------------------------------------------------------
Common stocks:
Telecommunications services.................................          22.2%   $       873,956
Commercial banking..........................................          17.9            703,494
Pharmaceuticals.............................................           7.1            277,911
Oil and gas.................................................           6.0            236,848
Insurance...................................................           5.2            204,507
Food products...............................................           4.7            186,744
Food and drug stores........................................           4.0            157,930
Tobacco.....................................................           3.8            148,277
Electric power -- Non nuclear...............................           3.3            130,911
Automotive..................................................           2.8            111,386
Heavy machinery.............................................           2.8            111,332
Electronics.................................................           2.8            109,044
Aerospace and defense.......................................           2.6            104,242
Financial services..........................................           2.4             96,413
Retail -- Specialty.........................................           2.0             77,109
Electric power -- Nuclear...................................           1.6             64,506
Household products..........................................           1.4             53,792
Networking and telecommunications equipment.................           1.1             44,987
Beverages...................................................           1.0             39,222
Metals and mining...........................................           0.9             35,453
Other.......................................................           2.5             97,384
                                                               -----------    ---------------
TOTAL COMMON STOCKS.........................................          98.1          3,865,448
PREFERRED STOCKS............................................           0.5             18,238
AFFILIATED INVESTMENT COMPANIES.............................           7.6            299,834
                                                               -----------    ---------------
TOTAL INVESTMENTS...........................................         106.2          4,183,520
OTHER ASSETS AND LIABILITIES (NET)..........................          (6.2)          (242,817)
                                                               -----------    ---------------
NET ASSETS..................................................         100.0%   $     3,940,703
                                                               ===========    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

  STATEMENT OF ASSETS AND LIABILITIES                            (UNAUDITED)


September 30, 2004

                                                                    NATIONS
                                                                 INTERNATIONAL
                                                                     VALUE
                                                                     MASTER
                                                                   PORTFOLIO
                                                                 --------------
(IN THOUSANDS)
ASSETS:
Non-affiliated investments, at cost.........................     $    3,528,470
Affiliated investments, at cost.............................            299,834
                                                                 --------------
Non-affiliated investments, at value........................          3,883,686
Affiliated investments, at value............................            299,834
Foreign currency (cost $928)................................                928
Receivable for investment securities sold...................             12,009
Dividends receivable........................................             10,804
Interest receivable.........................................                 31
                                                                 --------------
    Total assets............................................          4,207,292
                                                                 --------------
LIABILITIES:
Collateral on securities loaned.............................           (245,439)
Investment advisory fee payable.............................             (2,654)
Administration fee payable..................................               (160)
Due to custodian............................................                (14)
Payable for investment securities purchased.................            (18,210)
Accrued Trustees' fees and expenses.........................                (37)
Accrued expenses and other liabilities......................                (75)
                                                                 --------------
    Total liabilities.......................................           (266,589)
                                                                 --------------
NET ASSETS..................................................     $    3,940,703
                                                                 ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 52

NATIONS MASTER INVESTMENT TRUST

  STATEMENT OF OPERATIONS                                        (UNAUDITED)


For the six months ended September 30, 2004

                                                                    NATIONS
                                                                 INTERNATIONAL
                                                                     VALUE
                                                                     MASTER
                                                                   PORTFOLIO
                                                                 --------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $7,203)......     $       64,872
Dividends income from affiliated funds......................                411
Securities lending..........................................                701
                                                                 --------------
    Total investment income.................................             65,984
                                                                 --------------
EXPENSES:
Investment advisory fee.....................................             17,636
Administration fee..........................................                980
Custodian fees..............................................                272
Legal and audit fees........................................                 31
Trustees' fees and expenses.................................                  9
Other.......................................................                 40
                                                                 --------------
    Total expenses..........................................             18,968
Fees waived by investment adviser (see Note 3)..............             (1,331)
Fees reduced by credits allowed by the custodian (see Note
  3)........................................................                 (1)
                                                                 --------------
    Net expenses............................................             17,636
                                                                 --------------
NET INVESTMENT INCOME.......................................             48,348
                                                                 --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
  Security transactions.....................................            164,188
  Foreign currencies and net other assets...................               (624)
                                                                 --------------
Net realized gain/(loss) on investments.....................            163,564
                                                                 --------------
Change in unrealized appreciation/(depreciation) of:
  Securities................................................           (217,270)
  Foreign currencies and net other assets...................                 34
                                                                 --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................           (217,236)
                                                                 --------------
Net realized and unrealized gain/(loss) on investments......            (53,672)
                                                                 --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................     $       (5,324)
                                                                 ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

  STATEMENT OF CHANGES IN NET ASSETS


                                                                 NATIONS INTERNATIONAL VALUE
                                                                      MASTER PORTFOLIO
                                                              ---------------------------------
                                                                SIX MONTHS
                                                              ENDED 9/30/04        YEAR ENDED
                                                               (UNAUDITED)          3/31/04
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income.......................................  $       48,348     $       49,096
Net realized gain/(loss) on investments.....................         163,564            133,706
Net change in unrealized appreciation/(depreciation) of
  investments...............................................        (217,236)         1,853,832
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................          (5,324)         2,036,634
Contributions...............................................          86,181            220,561
Withdrawals.................................................        (243,648)          (887,216)
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................        (162,791)         1,369,979
NET ASSETS:
Beginning of period.........................................       4,103,494          2,733,515
                                                              --------------     --------------
End of period...............................................  $    3,940,703     $    4,103,494
                                                              ==============     ==============


  FINANCIAL HIGHLIGHTS


                                                                                                              WITHOUT WAIVERS
                                                                    RATIO OF                                  AND/OR EXPENSE
                                                                    OPERATING                                 REIMBURSEMENTS
                                                                    EXPENSES                                  ---------------
                                                      RATIO OF      INCLUDING       RATIO OF                     RATIO OF
                                                      OPERATING     INTEREST     NET INVESTMENT                  OPERATING
                                                     EXPENSES TO   EXPENSE TO    INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
                                            TOTAL    AVERAGE NET   AVERAGE NET   TO AVERAGE NET   TURNOVER        AVERAGE
                                            RETURN     ASSETS        ASSETS          ASSETS         RATE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------

Six months ended 9/30/2004 (unaudited)....    0.09%     0.90%+(c)     0.90%+(c)       2.47%+         12%            0.97%+(c)
Year ended 3/31/2004......................   79.88      0.90(c)       0.90(c)(d)      1.34           15             0.96(c)
Year ended 3/31/2003......................  (28.54)     0.90(c)       0.90(c)(d)      1.45           25             0.96(c)
Year ended 3/31/2002......................    0.08      0.93(c)       0.93(c)(d)      1.61           19             0.96(c)
Year ended 3/31/2001......................      --@     0.87(c)       0.87(c)(d)      2.16           14             0.97(c)
Period ended 3/31/2000(a).................      --@     0.88+         0.88+           2.31+          22             0.98+

---------------

 + Annualized.

 @ Total return not required for period indicated.

(a)International Value Master Portfolio commenced operations on October 18,
   1999.

(c)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(d)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 54

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Master Investment Trust (the "Master Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At September 30, 2004, the Master Trust offered twelve separate portfolios. These financial statements pertain only to the International Value Master Portfolio (the "Master Portfolio"). Financial statements for the other portfolios of the Master Trust are presented under separate cover.

There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

The following investors were invested in the Master Portfolio at September 30, 2004:

INTERNATIONAL VALUE MASTER PORTFOLIO:
Nations International Value Fund............................  87.0%
Nations International Value Fund (Offshore).................   1.3%
Banc of America Capital Management Funds
  VII -- International Value Fund...........................  11.7%

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolio in the preparation of its financial statements.

Securities valuation: Securities, including futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Master Portfolio's net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Nations Funds has retained an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in international securities.

Repurchase agreements: The Master Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Master Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the obligation of the Master Portfolio to resell, the underlying debt obligation at an agreed-upon price and date, thereby determining the yield during the Master Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Master Portfolio's holding period. The value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the Master Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Master Portfolio in the event the Master

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period the Master Portfolio seeks to assert its right. The Master Portfolio's investment adviser, under the oversight of the Board of Trustees, monitors the value of collateral received as well as the creditworthiness of those banks and dealers with which the Master Portfolio enters into repurchase agreements to evaluate potential risks.

Futures contracts: A Master Portfolio may invest in futures contracts for the purposes of hedging against changes in values of the Master Portfolio's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, the Master Portfolio is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Master Portfolio each day, depending on the daily fluctuation of the value of the contract. At September 30, 2004, the Master Portfolio had no open futures contracts.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Foreign currency transactions: The books and records of the Master Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. London time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Master Portfolio and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, the Master Portfolio may enter into forward foreign currency contracts only under two circumstances: (i) when the Master Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Master Portfolio as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset. At September 30, 2004, the Master Portfolio had no open forward foreign currency contracts.

Forward foreign currency contracts will be used primarily to protect the Master Portfolio from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Master Portfolio's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of assets and liabilities. In addition, the Master Portfolio could be exposed to risks if counterparties to the contracts are unable to meet the terms of their

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Master Portfolio is informed of the ex-dividend date. Each investor in the Master Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses, realized and unrealized gains and losses of the Master Portfolio.

Federal income taxes: The Master Portfolio is treated as a partnership for federal income tax purposes and therefore is not subject to federal income tax. Each investor in the Master Portfolio will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

The Master Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Master Portfolio will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which they invest.

Expenses: General expenses of the Master Trust are allocated to the Master Portfolio based upon its relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Master Portfolio are charged to such Master Portfolio.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Master Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Master Portfolio. Under the terms of the Investment Advisory Agreement, BACAP is entitled to receive an advisory fee, calculated daily and payable monthly, at the maximum annual rate of 0.90% of International Value Master Portfolio's average daily net assets.

The Master Trust has, on behalf on the International Value Master Portfolio, entered into a sub-advisory agreement with BACAP and Brandes Investment Partners, LLC ("Brandes"), pursuant to which Brandes is entitled to receive a sub-advisory fee from BACAP at the maximum annual rate of 0.50% of the Master Portfolio's average daily net assets.

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of the Master Trust. Under the administration agreement, BACAP Distributors is currently entitled to receive a fee, computed daily and paid monthly, at the maximum annual rate of 0.05% of the Master Portfolio's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Master Trust pursuant to an agreement with BACAP Distributors.

For the six months ended September 30, 2004, BACAP Distributors earned an annual rate of 0.05% of the Master Portfolio's average daily net assets for its administration services.

BNY serves as the custodian of the Master Trust's assets.

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from the Master Trust for serving as an Officer of the Master Trust.

The Master Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Master Portfolio's assets. Income earned on the plan participant's deferral account is based on the rate

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, a portfolio of Nations Funds Trust, another registered investment company advised by BACAP. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statement of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statements of assets and liabilities.

The Master Portfolio has made daily investments of cash balances in the Nations Cash Reserves, a portfolio of Nations Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by the Master Portfolio from such investments is included in its Statement of operations as "Dividend income from affiliated funds". BACAP and BACAP Distributors earn advisory and administration fees on the investments made in the Nations Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Master Portfolio. For the six months ended September 30, 2004, BACAP and BACAP Distributors earned the following fees related to investments in affiliated funds:

                                                                ADVISORY FEES           ADMINISTRATION FEES
                                                              (EARNED BY BACAP)    (EARNED BY BACAP DISTRIBUTORS)
FUND                                                                (000)                      (000)
-----------------------------------------------------------------------------------------------------------------
International Value Master Portfolio........................         $45                        $23

3.  TOTAL OPERATING EXPENSE LIMITATIONS

For the six months ended September 30, 2004, BACAP voluntarily agreed to limit total annual operating expenses to 0.90% of the International Value Master Portfolio's average daily net assets. There is no guarantee that this limitation will continue.

For the six months ended September 30, 2004, expenses of the Master Portfolio were reduced by $1,189 under expense offset arrangements with BNY. The Master Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2004 were as follows:

                                                              PURCHASES     SALES
                                                                (000)       (000)
                                                              ---------------------
International Value Master Portfolio........................  $472,233     $527,180

There were no purchases and sales of long-term U.S. government securities for the six months ended September 30, 2004.

5.  LINE OF CREDIT

The Master Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. The Master Portfolio maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

The Master Portfolio had no borrowings outstanding at September 30, 2004.

6.  SECURITIES LENDING

Under an agreement with BNY, the Master Portfolio can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


loaned plus accrued income from investment of the collateral. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Master Portfolio. Generally, in the event of counterparty default, the Master Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Master Portfolio in the event the Master Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Master Portfolio bears the risk of loss with respect to the investment of collateral. The income earned by the Master Portfolio from securities lending is included in its Statement of operations.

At September 30, 2004, the Master Portfolio had securities on loan as follows:

                                                               MARKET VALUE OF     MARKET VALUE OF
                                                              LOANED SECURITIES      COLLATERAL
                                                                    (000)               (000)
                                                              ------------------------------------
International Value Master Portfolio........................      $236,730            $245,439

7.  CONTINGENCIES AND OTHER EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in various mutual funds including other funds in the Nations Funds family. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and "late trading." The NYAG later announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name the Funds, among others, as defendants (see Civil Litigation below).

The independent Trustees of the Funds have engaged independent legal counsel and, through them, accountants to evaluate the extent of any monetary impact to any Funds from discretionary market timing or from late trading. On September 8, 2003, Bank of America Corporation and the Boards of Trustees of the Funds (the "Boards") jointly announced that: (i) to the extent that the independent counsel and accountants determine that the Funds were adversely affected by any late trading or any discretionary market timing agreement, BACAP would make appropriate restitution; and (ii) BACAP and BACAP Distributors would promptly return to the Funds that were the subject of a market timing agreement all advisory and administration fees they received as a result of such an agreement, irrespective as to whether or not there is an independent determination of any negative impact to any Fund shareholders. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by the Funds in connection with this matter.

Settlements in Principle with Regulators

On March 15, 2004, Bank of America Corporation and FleetBoston Financial Corporation ("Fleet") entered into agreements in principle (each an "Agreement" and together, the "Agreements") with the NYAG and the SEC over matters related to improper late trading and market timing of mutual funds. As noted below, on April 1, 2004, Bank of America Corporation acquired Fleet.

Under the Agreements, Bank of America Corporation has agreed to pay $250 million in total disgorgement and restitution and a penalty of $125 million and FleetBoston Financial Corporation agreed to pay $70 million in total disgorgement and restitution and a penalty of $70 million. In addition, the Agreement with the NYAG requires an aggregate reduction in mutual fund fees of $32 million per year for five years across selected non-money market funds in the Nations Funds and Fleet mutual fund complexes. The final amount payable as restitution and whether such restitution will be effectuated through a Fund or directly to shareholders, has not yet been determined.

When finalized, the Agreements will conclude the investigation by the NYAG and the SEC of Bank of America Corporation and its affiliates relating to late trading and market timing activities, provided that the NYAG and the SEC have reserved the right to continue their respective investigations of and actions against individuals.

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Management believes that the Agreements, and their finalization, will not have a material adverse effect, on any Fund's financial positions or results of operations. However, a review by the accountants engaged to investigate these matters for the Boards remains ongoing. Accordingly, an estimate of the financial impact on any Fund cannot currently be made.

Bank of America Corporation Acquisition of Fleet

On April 1, 2004, Bank of America Corporation acquired Fleet. As a result of this acquisition, Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributor, Inc. ("CFDI") are now indirect wholly-owned subsidiaries of Bank of America Corporation. The SEC and NYAG filed proceedings against both CMA and CFDI on February 24, 2004 alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual funds shares and violated certain New York anti-fraud statutes. In order to settle these matters, as noted above, Fleet entered into the March 15, 2004 Agreements with the NYAG and the SEC. In addition, both Bank of America and Fleet committed to use best efforts to implement certain enhanced governance and compliance procedures with respect to advised mutual funds and agreed to the retention of independent consultants to review compliance, control and other policies and procedures relating to their respective mutual fund advisory businesses.

If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, or if any final settlement includes an injunction against CMA or CFDI prohibiting them from engaging in certain conduct, CMA, CFDI or any company that is an affiliated person of CMA and CFDI could be barred from serving as an investment adviser or distributor for any investment company registered under the Investment Company Act of 1940. As a result of the Fleet acquisition, BACAP and BACAP Distributors are now affiliated persons of CMA and CFDI and, therefore, under these circumstances, could be barred from serving as an investment adviser or distributor for any registered investment company, including the Funds. If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, it is expected that BACAP and BACAP Distributors would seek exemptive relief from the SEC to permit them to continue serving as the investment adviser and distributor of the Funds.

Civil Litigation

In connection with the events described in detail above, various parties have filed suit against certain Funds, their Boards and/or Bank of America Corporation (and affiliated entities). These cases have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland.

These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

                      [This page intentionally left blank]

THE NATIONS FUNDS
FAMILY OF FUNDS

THE MUTUAL FUND FAMILY OF
BANC OF AMERICA CAPITAL MANAGEMENT

Within each category,
the funds are listed from
aggressive to conservative.


Lower risk/reward potential

MONEY MARKET FUNDS

Nations Cash Reserves
Nations Money Market Reserves
Nations Government Reserves
Nations Treasury Reserves
Nations Tax-Exempt Reserves
Nations Municipal Reserves
Nations California Tax-Exempt Reserves
Nations New York Tax-Exempt Reserves

FIXED INCOME FUNDS

TAXABLE INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Government Securities Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (CA, FL, GA, KS, MD, NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


EQUITY FUNDS

GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth Fund
Nations Strategic Growth Fund

BLEND FUNDS
Nations Asset Allocation Fund

VALUE FUNDS
Nations SmallCap Value Fund
Nations MidCap Value Fund
Nations Value Fund


Higher reward/risk potential

INTERNATIONAL/GLOBAL FUNDS

Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund
Nations Global Value Fund

SPECIALTY FUNDS

INDEX FUNDS
Nations SmallCap Index Fund
Nations MidCap Index Fund
Nations LargeCap Index Fund
Nations LargeCap Enhanced Core Fund

ASSET ALLOCATION PORTFOLIOS
Nations LifeGoal Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Income Portfolio
Nations LifeGoal Income and Growth Portfolio

OTHER SPECIALTY FUNDS
Nations Convertible Securities Fund


INTSTKSAR
(9/04)

                                             Nations Short-Term
                                             Income Fund

                                             Nations
                                             Short-Intermediate
                                             Government Fund

                                             Nations Government
                                             Securities Fund

                                             Nations Intermediate
                                             Bond Fund

         GOVERNMENT & CORPORATE              Nations Bond Fund
         --------------------------------
         Semiannual report for the period    Nations Strategic
         ended September 30, 2004            Income Fund

                                             Nations High Yield
                                             Bond Fund


                                             [NATIONS FUNDS LOGO]

Guidelines and information about how Nations Funds voted proxies for securities they held during the 12-month period ended June 30, 2004 are available without charge at www.nationsfunds.com and at http://www.sec.gov or by calling 1.800.321.7854.

Beginning with the Funds' fiscal quarter ending December 31, 2004, the Funds will file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds' Forms N-Q will also be available on our website at www.nationsfunds.com.

This report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

BACAP Distributors, LLC and Banc of America Capital Management, LLC are the distributor and investment adviser to Nations Funds, respectively. They and other affiliates of Bank of America provide services to Nations Funds and receive fees for such services. BACAP Distributors, LLC, member NASD, SIPC.


NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

CHAIRMAN'S AND PRESIDENT'S MESSAGE
                           Dear Shareholder:

                           The US economy grew at a healthy pace during the six-month period that ended September 30, 2004. Despite uncertainty about job growth, consumer spending and rising energy prices, gross domestic product growth was comfortably above the long-term historical average of 3.0%. In general, corporate profits continued to rise, which provided companies with the resources to increase spending. Industrial production rose; factories used more of their capacity; and spending on technology, capital equipment and construction all increased.

                           STOCKS FALTER WHILE BONDS EKE OUT A POSITIVE RETURN Although this environment provided a solid foundation for the financial markets, the stock market was unsettled by external events such as the fall presidential election, renewed terror threats and continued fighting in Iraq. As a result, many investors remained on the sidelines. The S&P 500 Index(1) and the Russell 3000 Index(2), two broad measures of US stock market performance, returned negative 0.18% and negative 0.60% respectively, over this six-month reporting period. The broad markets for small- and mid-cap stocks and value stocks did somewhat better. The Russell MidCap Value Index returned 3.50%(3) and the Russell 2000 Value Index returned 1.00%.(4) Energy stocks were the period's strongest performers. They gained more than 19% during the period, as measured by Standard & Poor's.

                           The bond market encountered considerable volatility when job growth picked up in the spring and investors began to anticipate higher short-term interest rates. However, a shaky stock market and some weak economic data gave the bond market a boost in the final months of the period. The Lehman Brothers Aggregate Bond Index eked out a positive return of 0.68% over this six-month reporting period.(5) High-yield bonds, which can be less sensitive to changing interest rates, led the fixed-income markets. The Merrill Lynch US High Yield, Cash Pay Index returned 3.72% over the same period.(6)

                           LOOKING AHEAD
                           Although the soft patch encountered by the economy during the summer months appears to be behind us, a meaningful acceleration of economic activity does not appear to be in the works. In fact, leading economic indicators suggest that growth remains in line with the economy's long-term average. Job growth has become increasingly important to the outlook for consumer income and spending, and there the trend is encouraging. Although monthly data has been volatile over the past year, year-over-year data shows that payroll growth has swung from a decline of 1% to 2% in 2002 to an increase of 1% in 2004.

                           (1)The S&P 500 Index is an unmanaged index of 500 widely held common socks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (2)The Russell 3000 Index is an unmanaged index that tracks the performance of the 3,000 largest US companies based on total market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (3)The Russell MidCap Value Index is an unmanaged index that measures the performance of those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (4)The Russell 2000 Value Index is an unmanaged index that tracks the performance of those Russell 2000 companies with lower price-to book ratios and lower forecasted growth values. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

                           (5)The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues.

                           (6)The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

CHAIRMAN'S AND PRESIDENT'S MESSAGE
CONTINUED...

                           In this environment, we believe that the outlook is slightly better for stocks than for bonds. Although long-term Treasury yields have declined in recent months, we expect them to move higher once the Federal Reserve Board completes its cycle of short-term rate increases. We expect to see short-term rates rise to 3% to 4% and long-term rates go to 5% or higher. Higher long-term rates would be a challenge for the bond market because yields and bond prices move in opposite directions. We expect the outlook for the stock market to improve if and when some of the current uncertainties are resolved. Certainly if the price of oil retreats from its current high level, it would take some pressure off consumers and the market would be one of the likely beneficiaries.

                           STRATEGIC THINKING ABOUT YOUR INVESTMENTS
                           Regardless of the short-term outlook for stocks and bonds, we believe that there are certain basic principles that can help you achieve your long-term financial goals. Think long term. Have a plan for investing, and stick to it. Own a diversified mix of investments. Add to your investments regularly. If you can incorporate these four principles into your investment plan, you will find it easier to ignore the short-term gyrations of the market. If you work with an investment professional, be sure to consult him or her if you have questions or concerns about your investments. An investment professional can be an important ally in helping you keep your financial goals on track.

                           As always, we thank you for investing in Nations Funds and we look forward to serving your financial needs in the years to come.

                           Sincerely,

                           -s- William P. Carmichael
                           WILLIAM P. CARMICHAEL
                           CHAIRMAN OF THE BOARD OF TRUSTEES
                           NATIONS FUNDS



                           -s- Keith T. Banks
                           Keith T. Banks
                           President of Nations Funds
                           President of Banc of America
                           Capital Management, LLC

                           September 30, 2004

                           The information and data provided in this analysis are derived from sources that we deem to be reliable and accurate. The opinions expressed here are strictly those of the contributors and are subject to change without notice.

TABLE OF CONTENTS

                                       DISCLOSURE OF FUND EXPENSES AND PORTFOLIO HOLDINGS
                                       Nations Short-Term Income Fund                                 3
                                       Nations Short-Intermediate Government Fund                     5
                                       Nations Government Securities Fund                             7
                                       Nations Intermediate Bond Fund                                 9
                                       Nations Bond Fund                                             11
                                       Nations Strategic Income Fund                                 13
                                       Nations High Yield Bond Fund                                  15
                                       FINANCIAL STATEMENTS
                                       Schedule of investments                                       17
                                       Statements of assets and liabilities                          50
                                       Statements of operations                                      52
                                       Statements of changes in net assets                           54
                                       Schedules of capital stock activity                           58
                                       Financial highlights                                          66
                                       Notes to financial statements                                 80
                                       Schedules of investments -- Nations Master Investment Trust   95
                                         Nations Intermediate Bond Master Portfolio                  95
                                         Nations High Yield Bond Master Portfolio                   103
                                       Statements of assets and liabilities                         112
                                       Statements of operations                                     113
                                       Statements of changes in net assets                          114
                                       Financial highlights                                         114
                                       Notes to financial statements                                115

                                  NATIONS FUNDS                         [DALBAR LOGO]
                                  RECOGNIZED FOR
                                  OUTSTANDING                           DALBAR, Inc. is a well-respected
                                  SHAREHOLDER                           research firm that measures
                                  SERVICE                               customer service levels and
                                                                        establishes benchmarks in the
                                  IN RECOGNITION OF ITS COMMITMENT      financial services industry.
                                  TO PROVIDE SHAREHOLDERS WITH THE
                                  HIGHEST LEVEL OF SERVICE IN THE
                                  MUTUAL FUND INDUSTRY, NATIONS
                                  FUNDS RECEIVED THE DALBAR MUTUAL
                                  FUND SERVICE AWARD IN 2003.


                      [This page intentionally left blank]

NATIONS SHORT-TERM

INCOME FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  999.20              $2.41
Hypothetical**..............................................    $1,000.00         $1,022.66              $2.43
INVESTOR A
Actual......................................................    $1,000.00         $  999.00              $3.66
Hypothetical**..............................................    $1,000.00         $1,021.41              $3.70
INVESTOR B
Actual......................................................    $1,000.00         $  994.20              $7.40
Hypothetical**..............................................    $1,000.00         $1,017.65              $7.49
INVESTOR C
Actual......................................................    $1,000.00         $  994.30              $7.40
Hypothetical**..............................................    $1,000.00         $1,017.65              $7.49

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.48%, Investor A 0.73%, Investor B 1.48% and Investor C 1.48%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS SHORT-TERM

INCOME FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

45.3%  Corporate bonds and notes
26.0%  U.S. government and agency obligations
14.6%  Asset-backed securities
 6.6%  U.S. Treasury obligations
 3.9%  Foreign bonds and notes
 0.6%  Sovereign government bonds and notes
 0.2%  Mortgage-backed securities
 2.8%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Federal Home Loan Mortgage
                                                                                 Corporation (FHLMC), 2.875% 09/15/05    3.0%
                                                                            -------------------------------------------------
                                                                              2  Federal National Mortgage Association
                                                                                 (FNMA), 3.000% 08/15/07                 2.5%
                                                                            -------------------------------------------------
                                                                              3  Federal Home Loan Bank (FHLB), 2.875%
                                                                                 09/15/06                                2.0%
                                                                            -------------------------------------------------
                                                                              4  U.S. Treasury Note, 2.000% 05/15/06     1.9%
                                                                            -------------------------------------------------
                                                                              5  Federal Home Loan Bank (FHLB), 3.500%
                                                                                 05/15/07                                1.7%
                                                                            -------------------------------------------------
                                                                              6  Federal Home Loan Mortgage
                                                                                 Corporation (FHLMC), 3.500% 09/15/07    1.5%
                                                                            -------------------------------------------------
                                                                              7  U.S. Treasury Note, 2.750% 08/15/07     1.5%
                                                                            -------------------------------------------------
                                                                              8  Federal Farm Credit Bank (FFCB),
                                                                                 2.375% 10/02/06                         1.5%
                                                                            -------------------------------------------------
                                                                              9  Wachovia Corporation, 4.950% 11/01/06   1.4%
                                                                            -------------------------------------------------
                                                                             10  Federal Home Loan Bank (FHLB), 3.375%
                                                                                 09/14/07                                1.3%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS SHORT-INTERMEDIATE

GOVERNMENT FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  996.40              $3.10
Hypothetical**..............................................    $1,000.00         $1,021.96              $3.14
INVESTOR A
Actual......................................................    $1,000.00         $  995.10              $4.35
Hypothetical**..............................................    $1,000.00         $1,020.71              $4.41
INVESTOR B
Actual......................................................    $1,000.00         $  991.40              $8.09
Hypothetical**..............................................    $1,000.00         $1,016.95              $8.19
INVESTOR C
Actual......................................................    $1,000.00         $  993.70              $8.10
Hypothetical**..............................................    $1,000.00         $1,016.95              $8.19

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.62%, Investor A 0.87%, Investor B 1.62% and Investor C 1.62%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS SHORT-INTERMEDIATE

GOVERNMENT FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

59.9%  U.S. Treasury obligations
33.9%  U.S. government and agency obligations
 3.6%  Mortgage-backed securities
 0.3%  Asset-backed securities
 2.3%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  U.S. Treasury Strip, 2.667% 11/15/06   16.1%
                                                                            -------------------------------------------------
                                                                              2  U.S. Treasury Strip, 3.263% 11/15/08    9.5%
                                                                            -------------------------------------------------
                                                                              3  Federal National Mortgage Association
                                                                                 (FNMA), 7.000% 07/15/05                 4.4%
                                                                            -------------------------------------------------
                                                                              4  U.S. Treasury Strip, 2.103% 08/15/05    4.0%
                                                                            -------------------------------------------------
                                                                              5  U.S. Treasury Note, 3.250% 01/15/09     3.2%
                                                                            -------------------------------------------------
                                                                              6  Federal National Mortgage Association
                                                                                 (FNMA), 5.000% 01/15/07                 3.0%
                                                                            -------------------------------------------------
                                                                              7  U.S. Treasury Note, 3.250% 08/15/07     2.9%
                                                                            -------------------------------------------------
                                                                              8  Federal National Mortgage Association
                                                                                 (FNMA), 5.250% 01/15/09                 2.8%
                                                                            -------------------------------------------------
                                                                              9  U.S. Treasury Note, 4.750% 05/15/14     2.8%
                                                                            -------------------------------------------------
                                                                             10  U.S. Treasury Note, 4.250% 08/15/14     2.7%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS GOVERNMENT

SECURITIES FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  998.50              $3.66
Hypothetical**..............................................    $1,000.00         $1,021.41              $3.70
INVESTOR A
Actual......................................................    $1,000.00         $  996.40              $4.90
Hypothetical**..............................................    $1,000.00         $1,020.16              $4.96
INVESTOR B
Actual......................................................    $1,000.00         $  993.60              $8.65
Hypothetical**..............................................    $1,000.00         $1,016.39              $8.74
INVESTOR C
Actual......................................................    $1,000.00         $  993.60              $8.65
Hypothetical**..............................................    $1,000.00         $1,016.39              $8.74

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.73%, Investor A 0.98%, Investor B 1.73% and Investor C 1.73%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS GOVERNMENT

SECURITIES FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

60.2%  U.S. Treasury obligations
28.2%  U.S. government and agency obligations
 8.7%  Mortgage-backed securities
 0.8%  Asset-backed securities
 2.1%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  U.S. Treasury Strip, 2.667% 11/15/06   11.7%
                                                                            -------------------------------------------------
                                                                              2  U.S. Treasury Strip, 3.263% 11/15/08   10.5%
                                                                            -------------------------------------------------
                                                                              3  U.S. Treasury Note, 2.625% 11/15/06     8.9%
                                                                            -------------------------------------------------
                                                                              4  U.S. Treasury Note, 4.750% 05/15/14     4.7%
                                                                            -------------------------------------------------
                                                                              5  U.S. Treasury Note, 1.500% 02/28/05     3.4%
                                                                            -------------------------------------------------
                                                                              6  Federal National Mortgage Association
                                                                                 (FNMA), 7.000% 07/15/05                 3.3%
                                                                            -------------------------------------------------
                                                                              7  DUS pool, Pool number 380521, 6.565%
                                                                                 07/01/16                                3.2%
                                                                            -------------------------------------------------
                                                                              8  Federal National Mortgage Association
                                                                                 (FNMA), 5.250% 01/15/09                 3.1%
                                                                            -------------------------------------------------
                                                                              9  U.S. Treasury Strip, 3.354% 02/15/09    2.7%
                                                                            -------------------------------------------------
                                                                             10  Federal Home Loan Bank (FHLB), 1.875%
                                                                                 06/15/06                                2.5%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS INTERMEDIATE

BOND FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $  998.40              $3.26
Hypothetical**..............................................    $1,000.00         $1,021.81              $3.29
INVESTOR A
Actual......................................................    $1,000.00         $  997.00              $4.51
Hypothetical**..............................................    $1,000.00         $1,020.56              $4.56
INVESTOR B
Actual......................................................    $1,000.00         $  993.30              $8.24
Hypothetical**..............................................    $1,000.00         $1,016.80              $8.34
INVESTOR C
Actual......................................................    $1,000.00         $  993.00              $8.24
Hypothetical**..............................................    $1,000.00         $1,016.80              $8.34

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.65%, Investor A 0.90%, Investor B 1.65% and Investor C 1.65%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS INTERMEDIATE

BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

41.1%  Corporate bonds and notes
26.9%  U.S. Treasury obligations
10.9%  Asset-backed securities
 8.6%  U.S. government and agency obligations
 4.4%  Foreign bonds and notes
 2.8%  Mortgage-backed securities
 2.5%  Sovereign government bonds and notes
 2.8%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  U.S. Treasury Note, 1.625% 04/30/05     4.8%
                                                                            -------------------------------------------------
                                                                              2  U.S. Treasury Strip, 3.263% 11/15/08    2.5%
                                                                            -------------------------------------------------
                                                                              3  Federal National Mortgage Association
                                                                                 (FNMA), 5.250% 01/15/09                 2.4%
                                                                            -------------------------------------------------
                                                                              4  U.S. Treasury Note, 2.000% 05/15/06     2.3%
                                                                            -------------------------------------------------
                                                                              5  U.S. Treasury Note, 1.875% 11/30/05     2.2%
                                                                            -------------------------------------------------
                                                                              6  U.S. Treasury Note, 3.500% 08/15/09     1.7%
                                                                            -------------------------------------------------
                                                                              7  U.S. Treasury Note, 1.500% 02/28/05     1.4%
                                                                            -------------------------------------------------
                                                                              8  U.S. Treasury Note, 3.125% 04/15/09     1.4%
                                                                            -------------------------------------------------
                                                                              9  Morgan Stanley Capital, Series
                                                                                 2003-IQ6, Class A4, 4.970% 12/15/41     1.2%
                                                                            -------------------------------------------------
                                                                             10  Volkswagen Auto Loan Enhanced Trust,
                                                                                 Series 2003-2, Class A3, 2.270%
                                                                                 10/22/07                                1.1%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS BOND FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,009.30              $3.02
Hypothetical**..............................................    $1,000.00         $1,022.06              $3.04
INVESTOR A
Actual......................................................    $1,000.00         $1,007.10              $4.28
Hypothetical**..............................................    $1,000.00         $1,020.81              $4.31
INVESTOR B
Actual......................................................    $1,000.00         $1,004.30              $8.04
Hypothetical**..............................................    $1,000.00         $1,017.05              $8.09
INVESTOR C
Actual......................................................    $1,000.00         $1,003.30              $8.04
Hypothetical**..............................................    $1,000.00         $1,017.05              $8.09

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.60%, Investor A 0.85%, Investor B 1.60% and Investor C 1.60%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

 33.8%  Corporate bonds and notes
 31.2%  Mortgage-backed securities
 29.1%  U.S. government and agency obligations
 13.0%  U.S. Treasury obligations
  9.6%  Asset-backed securities
  3.8%  Foreign bonds and notes
  3.0%  Sovereign government bonds and notes
-23.5%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

* DUE TO THE TIMING AND NATURE OF THE
  FUND'S LIABILITIES, TOTAL INVESTMENTS
  MAY EXCEED THE FUND'S TOTAL NET
  ASSETS AT PERIOD END.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Federal National Mortgage Association
                                                                                 (FNMA) Certificates, 5.000% 10/15/19    9.5%
                                                                            -------------------------------------------------
                                                                              2  Federal National Mortgage Association
                                                                                 (FNMA) Certificates, 6.500% 07/12/34    5.8%
                                                                            -------------------------------------------------
                                                                              3  Federal National Mortgage Association
                                                                                 (FNMA) Certificates, 5.000% 07/12/34    5.3%
                                                                            -------------------------------------------------
                                                                              4  Government National Mortgage
                                                                                 Association (GNMA) Certificates,
                                                                                 5.500% 07/19/33                         4.6%
                                                                            -------------------------------------------------
                                                                              5  U.S. Treasury Note, 3.250% 01/15/09     2.0%
                                                                            -------------------------------------------------
                                                                              6  Federal National Mortgage Association
                                                                                 (FNMA) Certificates, 5.500% 05/10/34    1.9%
                                                                            -------------------------------------------------
                                                                              7  Federal National Mortgage Association
                                                                                 (FNMA), 4.375% 07/17/13                 1.8%
                                                                            -------------------------------------------------
                                                                              8  Federal Home Loan Mortgage
                                                                                 Corporation (FHLMC) Certificates,
                                                                                 6.500% 11/01/32                         1.3%
                                                                            -------------------------------------------------
                                                                              9  U.S. Treasury Note, 1.625% 03/31/05     1.2%
                                                                            -------------------------------------------------
                                                                             10  U.S. Treasury Note, 2.000% 05/15/06     0.9%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS STRATEGIC

INCOME FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,018.60              $3.85
Hypothetical**..............................................    $1,000.00         $1,021.26              $3.85
INVESTOR A
Actual......................................................    $1,000.00         $1,017.40              $5.11
Hypothetical**..............................................    $1,000.00         $1,020.00              $5.11
INVESTOR B
Actual......................................................    $1,000.00         $1,013.50              $8.88
Hypothetical**..............................................    $1,000.00         $1,016.24              $8.90
INVESTOR C
Actual......................................................    $1,000.00         $1,013.60              $8.88
Hypothetical**..............................................    $1,000.00         $1,016.24              $8.90

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.76%, Investor A 1.01%, Investor B 1.76% and Investor C 1.76%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS STRATEGIC

INCOME FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

18.2%  Mortgage-backed securities
15.2%  Corporate bonds and notes
12.1%  Sovereign government bonds and notes
 9.3%  U.S. Treasury obligations
 5.4%  Asset-backed securities
 3.6%  U.S. government and agency obligations
 2.6%  Foreign bonds and notes
33.6%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  High Yield Portfolio                   29.9%
                                                                            -------------------------------------------------
                                                                              2  Federal National Mortgage Association
                                                                                 (FNMA) Certificates, 6.500% 07/12/34    4.8%
                                                                            -------------------------------------------------
                                                                              3  Federal National Mortgage Association
                                                                                 (FNMA) Certificates, 5.000% 10/15/19    6.1%
                                                                            -------------------------------------------------
                                                                              4  Federal National Mortgage Association
                                                                                 (FNMA) Certificates, 5.000% 07/12/34    3.0%
                                                                            -------------------------------------------------
                                                                              5  Federal Republic of Brazil, 2.125%
                                                                                 04/15/12                                2.7%
                                                                            -------------------------------------------------
                                                                              6  U.S. Treasury Strip, 3.263% 11/15/08    2.6%
                                                                            -------------------------------------------------
                                                                              7  Russian Federation, 5.000% 03/31/30
                                                                                 7.500% beginning 03/31/07               1.9%
                                                                            -------------------------------------------------
                                                                              8  Government National Mortgage
                                                                                 Association (GNMA) Certificates,
                                                                                 5.500% 07/19/33                         1.9%
                                                                            -------------------------------------------------
                                                                              9  United Mexican States, 11.500%
                                                                                 05/15/26                                1.3%
                                                                            -------------------------------------------------
                                                                             10  Federal National Mortgage Association
                                                                                 (FNMA) Certificates, 5.500% 05/10/34    1.1%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS HIGH YIELD

BOND FUND

   SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a class's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including sales charges (loads) or redemption fees, where applicable. Therefore, the second line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     EXPENSES PAID
                                                                BEGINNING           ENDING           DURING PERIOD*
                                                              ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2004 TO
                                                              APRIL 1, 2004   SEPTEMBER 30, 2004   SEPTEMBER 30, 2004
                                                              -------------------------------------------------------
PRIMARY A
Actual......................................................    $1,000.00         $1,034.50              $4.34
Hypothetical**..............................................    $1,000.00         $1,020.81              $4.31
INVESTOR A
Actual......................................................    $1,000.00         $1,033.40              $5.61
Hypothetical**..............................................    $1,000.00         $1,019.55              $5.57
INVESTOR B
Actual......................................................    $1,000.00         $1,030.80              $9.42
Hypothetical**..............................................    $1,000.00         $1,015.79              $9.35
INVESTOR C
Actual......................................................    $1,000.00         $1,029.80              $9.41
Hypothetical**..............................................    $1,000.00         $1,015.79              $9.35

---------------

 * Expenses are equal to each class's annualized expense ratios (Primary A 0.85%, Investor A 1.10%, Investor B 1.85% and Investor C 1.85%), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 **Assumed 5% return per year before expenses.

NATIONS HIGH YIELD

BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 9/30/04)


[PIE CHART]

65.2%  Corporate bonds and notes
12.7%  Foreign bonds and notes
 2.5%  Convertible bonds and notes
 1.9%  Preferred stocks
 1.9%  Common stocks
 0.8%  Foreign convertible bonds and notes
 0.6%  Asset-backed securities
14.4%  Other

PORTFOLIO HOLDINGS ARE CURRENT
AS OF SEPTEMBER 30, 2004, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.


                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Ono Finance plc, 10.500% 05/15/14       1.2%
                                                                            -------------------------------------------------
                                                                              2  Georgia-Pacific Corporation, 8.875%
                                                                                 05/15/31                                1.2%
                                                                            -------------------------------------------------
                                                                              3  Goodyear Tire & Rubber Company,
                                                                                 11.000% 03/01/11                        1.0%
                                                                            -------------------------------------------------
                                                                              4  El Paso Production Holding Company,
                                                                                 7.750% 06/01/13                         1.0%
                                                                            -------------------------------------------------
                                                                              5  Sovereign REIT, Series A                0.9%
                                                                            -------------------------------------------------
                                                                              6  Calpine Corporation, 8.500% 07/15/10    0.9%
                                                                            -------------------------------------------------
                                                                              7  Terra Capital Inc., 12.875% 10/15/08    0.9%
                                                                            -------------------------------------------------
                                                                              8  Calpine Canada Energy Finance, 8.500%
                                                                                 05/01/08                                0.9%
                                                                            -------------------------------------------------
                                                                              9  Nortel Networks Corporation, 4.250%
                                                                                 09/01/08                                0.8%
                                                                            -------------------------------------------------
                                                                             10  Quintiles Transnational Corporation,
                                                                                 10.000% 10/01/13                        0.8%
                                                                            -------------------------------------------------



                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE SECURITIES IN WHICH THE FUND
                                                                            INVESTS.

NATIONS FUNDS

Nations Short-Term Income Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 14.6%
            ASSET-BACKED -- AUTO LOANS -- 9.8%
 $  1,590   AmeriCredit Automobile Receivables Trust, Series 2001-B, Class
              A4,
              5.370% 06/12/08.............................................   $    1,616
      178   Americredit Automobile Receivables Trust, Series 2003-AM,
              Class A2A,
              1.670% 10/06/06.............................................          178
    8,345   BMW Vehicle Owner Trust, Series 2003-A, Class A3,
              1.940% 02/25/07.............................................        8,328
    2,000   BMW Vehicle Owner Trust, Series 2003-A, Class A4,
              2.530% 02/25/08.............................................        1,991
      373   Capital Auto Receivables Asset Trust, Series 2002-2, Class
              CTFS,
              4.180% 10/15/07.............................................          376
    3,000   Capital Auto Receivables Asset Trust, Series 2003-1, Class
              A2A,
              2.270% 01/17/06.............................................        3,003
    4,000   Capital Auto Receivables Asset Trust, Series 2003-3, Class
              A3A,
              2.960% 01/15/08.............................................        3,998
      737   Capital One Auto Finance Trust, Series 2002-A, Class A3,
              4.030% 08/15/06.............................................          740
    1,070   Chase Manhattan Auto Owner Trust, Series 2002-A, Class A4,
              4.240% 09/15/08.............................................        1,082
    4,000   Chase Manhattan Auto Owner Trust, Series 2003-A, Class A3,
              1.520% 05/15/07.............................................        3,976
    3,953   Chase Manhattan Auto Owner Trust, Series 2003-B, Class A4,
              2.570% 02/16/10.............................................        3,908
    1,500   Chase Manhattan Auto Owner Trust, Series 2003-C, Class A3,
              2.260% 11/15/07.............................................        1,493
   10,000   Chase Manhattan Auto Owner Trust, Series 2004-A, Class A3,
              2.080% 05/15/08.............................................        9,912
    1,393   Daimler Chrysler Auto Trust, Series 2001-C, Class A4,
              4.630% 12/06/06.............................................        1,407
    4,700   Daimler Chrysler Auto Trust, Series 2002-A, Class A4,
              4.490% 10/06/08.............................................        4,766
   10,000   Daimler Chrysler Auto Trust, Series 2003-A, Class A4,
              2.880% 10/08/09.............................................        9,992
    5,000   Daimler Chrysler Auto Trust, Series 2004-A, Class A4,
              2.580% 04/08/09.............................................        4,935
    1,725   Ford Credit Auto Owner Trust, Series 2002-B, Class B,
              5.180% 10/16/06.............................................        1,765
    4,000   Ford Credit Auto Owner Trust, Series 2002-C, Class A4,
              3.790% 09/15/06(a)..........................................        4,037

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED -- AUTO LOANS -- (CONTINUED)
 $  2,000   Ford Credit Auto Owner Trust, Series 2003-B, Class A3B,
              1.810%** 01/15/07...........................................   $    2,001
    1,500   Harley-Davidson Motorcycle Trust, Series 2002-2, Class A2,
              3.090% 06/15/10.............................................        1,508
      690   Honda Auto Receivables Owner Trust, Series 2002-2, Class A3,
              3.830% 02/15/06.............................................          692
    3,000   Honda Auto Receivables Owner Trust, Series 2003-1, Class A3,
              1.920% 11/20/06.............................................        2,995
    4,000   Honda Auto Receivables Owner Trust, Series 2003-4, Class A4,
              2.790% 03/16/09.............................................        3,977
    2,137   Household Automotive Trust, Series 2002-2, Class A3,
              2.850% 03/19/07.............................................        2,142
      155   Mitsubishi Motor Credit America, Inc. Automobile Trust, Series
              2001-1,
              Class A4,
              5.340% 12/15/05.............................................          155
      346   Mitsubishi Motor Credit America, Inc. Automobile Trust, Series
              2001-2,
              Class B,
              5.750% 06/15/07.............................................          348
    3,022   Nissan Auto Receivables Owner Trust, Series 2002-A, Class A4,
              4.280% 10/16/06.............................................        3,048
    3,000   Nissan Auto Receivables Owner Trust, Series 2002-C, Class A4,
              3.330% 01/15/08.............................................        3,026
    1,500   Nissan Auto Receivables Owner Trust, Series 2003-A, Class A4,
              2.610% 07/15/08.............................................        1,494
    3,000   Nissan Auto Receivables Owner Trust, Series 2003-B, Class A3,
              1.510% 08/15/07.............................................        2,982
   10,350   Toyota Auto Receivables Owner Trust, Series 2002-A, Class A4,
              4.000% 07/15/08.............................................       10,424
    4,000   Toyota Auto Receivables Owner Trust, Series 2003-A, Class A4,
              2.200% 03/15/10.............................................        3,966
    1,492   USAA Auto Owner Trust, Series 2001-2, Class A4,
              3.910% 04/16/07.............................................        1,498
    8,200   USAA Auto Owner Trust, Series 2004-1, Class A4,
              2.670% 10/15/10.............................................        8,104
                                                                             ----------
                                                                                115,863
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 3.9%
 $  4,052   American Express Credit Account Master, Series 2003-4, Class
              A,
              1.690% 01/15/09.............................................   $    3,977
    2,000   Capital One Master Trust, Series 2001-7A, Class A,
              3.850% 08/15/07.............................................        2,002
    2,357   Chase Credit Card Master Trust, Series 2000-1, Class C,
              2.490%** 06/15/07...........................................        2,360
    3,216   Chase Credit Card Master Trust, Series 2002-2, Class C,
              2.660%** 07/16/07...........................................        3,225
    1,250   Citibank Credit Card Issuance Trust, Series 2000-A1, Class A1,
              6.900% 10/15/07.............................................        1,306
    5,575   Citibank Credit Card Issuance Trust, Series 2001-A6, Class A6
              5.650% 06/16/08.............................................        5,835
    5,000   Citibank Credit Card Issuance Trust, Series 2001-A8, Class A8,
              4.100% 12/07/06.............................................        5,020
    5,000   Citibank Credit Card Issuance Trust, Series 2003-A5, Class A5,
              2.500% 04/07/08.............................................        4,982
    8,500   Discover Card Master Trust I, Series 2001-6, Class A,
              5.750% 12/15/08.............................................        8,915
    5,000   MBNA Credit Card Master Note Trust, Series 2001-C3, Class C3,
              6.550% 12/15/08.............................................        5,268
    3,000   MBNA Master Credit Card Trust, Series 1995-C, Class A,
              6.450% 02/15/08.............................................        3,086
                                                                             ----------
                                                                                 45,976
                                                                             ----------
            ASSET-BACKED -- HOME EQUITY LOANS -- 0.0%+
      169   First Plus Home Loan Trust, Series 1998-2, Class M1,
              7.720% 05/10/24.............................................          169
                                                                             ----------
            ASSET-BACKED -- OTHER -- 0.9%
    2,000   CIT Equipment Collateral, Series 2002-VT1, Class A4,
              4.670% 12/21/09.............................................        2,029
      407   CIT Equipment Collateral, Series 2002-VT1, Class B,
              3.970% 12/21/09.............................................          408
    1,817   Connecticut RRB Special Purpose Trust CL&P-1, Series 2001-1,
              Class A2,
              5.360% 03/30/07.............................................        1,840

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED -- OTHER -- (CONTINUED)
 $  5,000   John Deere Owner Trust, Series 2004-A, Class A3,
              2.320% 12/17/07.............................................   $    4,987
      789   PSE&G Transition Funding LLC, Series 2001-1, Class A2,
              5.740% 03/15/07.............................................          798
                                                                             ----------
                                                                                 10,062
                                                                             ----------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $173,527).............................................      172,070
                                                                             ----------
            CORPORATE BONDS AND NOTES -- 45.3%
            AEROSPACE AND DEFENSE -- 0.4%
    4,060   Northrop Grumman Corporation,
              7.000% 03/01/06.............................................        4,288
                                                                             ----------
            AUTOMOTIVE -- 0.7%
    1,500   Lear Corporation, Series B,
              7.960% 05/15/05.............................................        1,547
    2,000   Tenneco Automotive Inc., Series B,
              11.625% 10/15/09(a).........................................        2,110
    4,000   Toyota Motor Credit Corporation, MTN,
              2.800% 01/18/06.............................................        4,011
                                                                             ----------
                                                                                  7,668
                                                                             ----------
            BROADCASTING AND CABLE -- 1.8%
    2,510   Comcast Cable Communications, Inc.,
              6.375% 01/30/06.............................................        2,614
    2,760   Echostar DBS Corporation,
              10.375% 10/01/07............................................        2,903
    2,750   Lenfest Communications, Inc.,
              8.375% 11/01/05.............................................        2,906
    2,000   Liberty Media Corporation,
              3.500% 09/25/06.............................................        1,992
    2,141   Time Warner Inc.,
              8.110% 08/15/06.............................................        2,329
    7,500   Viacom Inc., Class B,
              5.625% 05/01/07(a)..........................................        7,934
                                                                             ----------
                                                                                 20,678
                                                                             ----------
            BUILDING MATERIALS -- 0.5%
      750   American Standard Inc.,
              7.375% 04/15/05.............................................          765
    2,234   Atrium Companies, Inc., Series B,
              10.500% 05/01/09............................................        2,346
    2,750   Louisiana-Pacific Corporation,
              8.500% 08/15/05.............................................        2,867
                                                                             ----------
                                                                                  5,978
                                                                             ----------
            CHEMICALS -- BASIC -- 0.2%
    1,772   Lyondell Chemical Company, Series B,
              9.875% 05/01/07.............................................        1,872
                                                                             ----------
            CHEMICALS -- SPECIALTY -- 0.5%
    2,500   Equistar Chemicals, LP,
              6.500% 02/15/06.............................................        2,563
    1,605   FMC Corporation, MTN, Series A,
              6.750% 05/05/05.............................................        1,629

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS FUNDS

Nations Short-Term Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CHEMICALS -- SPECIALTY -- (CONTINUED)
 $  2,000   Geon Company,
              6.875% 12/15/05.............................................   $    2,080
                                                                             ----------
                                                                                  6,272
                                                                             ----------
            COMMERCIAL BANKING -- 8.1%
    8,700   Bank Of New York Company, Inc., MTN, Series E,
              2.200% 05/12/06.............................................        8,614
    9,500   Bank One National Association,
              5.500% 03/26/07.............................................       10,017
    4,000   Citigroup Inc.,
              6.750% 12/01/05.............................................        4,189
    4,000   Citigroup Inc.,
              5.500% 08/09/06.............................................        4,183
    5,191   Fifth Third Bancorp,
              2.700% 01/30/07.............................................        5,148
    1,980   Key Bank N.A.,
              4.100% 06/30/05.............................................        2,007
    5,000   Marshall & Ilsley Corporation, MTN, Series E,
              5.750% 09/01/06.............................................        5,270
    6,000   PNC Funding Corporation,
              6.875% 07/15/07.............................................        6,548
    3,000   Regions Bank,
              2.900% 12/15/06.............................................        2,989
    3,870   U.S. Bancorp, MTN, Series N,
              2.625% 03/15/06.............................................        3,867
   11,000   U.S. Bancorp, MTN, Series N,
              2.750% 03/30/06.............................................       11,004
    3,125   U.S. Bank, N.A.
              5.625% 11/30/05.............................................        3,239
   15,600   Wachovia Corporation,
              4.950% 11/01/06.............................................       16,201
    5,000   Washington Mutual, Inc.,
              7.500% 08/15/06.............................................        5,397
    3,000   Wells Fargo and Company,
              5.900% 05/21/06.............................................        3,151
    4,000   Wells Fargo Financial, Inc.,
              4.875% 06/12/07.............................................        4,169
                                                                             ----------
                                                                                 95,993
                                                                             ----------
            COMMERCIAL SERVICES -- 0.2%
    1,775   Allied Waste North America, Inc., Series B,
              10.000% 08/01/09............................................        1,868
                                                                             ----------
            COMPUTER SERVICES -- 0.4%
    4,775   First Data Corporation,
              4.700% 11/01/06.............................................        4,945
                                                                             ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 1.9%
   10,000   Hewlett-Packard Company,
              5.500% 07/01/07.............................................       10,571
   10,000   International Business Machines Corporation,
              4.875% 10/01/06.............................................       10,381

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            COMPUTERS AND OFFICE EQUIPMENT -- (CONTINUED)
 $  1,500   Unisys Corporation,
              7.875% 04/01/08.............................................   $    1,541
                                                                             ----------
                                                                                 22,493
                                                                             ----------
            CONSTRUCTION -- 0.2%
    2,000   Toll Corporation,
              8.000% 05/01/09.............................................        2,080
                                                                             ----------
            CONSUMER CREDIT AND MORTGAGES -- 2.2%
    4,000   American General Finance Corporation, MTN, Series F,
              5.910% 06/12/06.............................................        4,197
   10,125   American General Finance Corporation, MTN, Series F,
              5.875% 07/14/06.............................................       10,633
    3,000   American General Finance Corporation, MTN, Series H,
              4.500% 11/15/07.............................................        3,087
    7,100   Countrywide Home Loans, Inc., MTN, Series J,
              5.500% 08/01/06.............................................        7,405
                                                                             ----------
                                                                                 25,322
                                                                             ----------
            DEPARTMENT AND DISCOUNT STORES -- 2.2%
   10,000   Target Corporation,
              5.950% 05/15/06.............................................       10,515
    5,000   Wal-Mart Stores, Inc.,
              5.450% 08/01/06.............................................        5,226
   10,000   Wal-Mart Stores, Inc.,
              4.375% 07/12/07.............................................       10,311
                                                                             ----------
                                                                                 26,052
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 2.0%
    2,000   AES Corporation,
              8.500% 11/01/07(a)..........................................        2,050
    2,000   CMS Energy Corporation,
              7.000% 01/15/05.............................................        2,011
    2,000   CMS Energy Corporation,
              9.875% 10/15/07.............................................        2,223
    5,410   FPL Group Capital Inc.,
              7.625% 09/15/06.............................................        5,865
    2,425   Kansas Gas & Electric Company,
              6.500% 08/01/05.............................................        2,500
    3,000   Pepco Holdings, Inc.,
              3.750% 02/15/06.............................................        3,027
    3,562   Virginia Electric and Power Company, Series A,
              5.750% 03/31/06.............................................        3,706
    2,000   Westar Energy, Inc.,
              7.875% 05/01/07.............................................        2,217
                                                                             ----------
                                                                                 23,599
                                                                             ----------
            EXPLORATION AND PRODUCTION -- 0.6%
    2,000   Chesapeake Energy Corporation,
              8.375% 11/01/08.............................................        2,180
    2,000   Evergreen Resources, Inc.,
              5.875% 03/15/12.............................................        2,060

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            EXPLORATION AND PRODUCTION -- (CONTINUED)
 $  2,472   Parker & Parsley Petroleum Company,
              8.875% 04/15/05.............................................   $    2,550
                                                                             ----------
                                                                                  6,790
                                                                             ----------
            FINANCE -- MISCELLANEOUS -- 3.3%
    8,000   CIT Group Inc.,
              5.500% 11/30/07.............................................        8,487
    5,000   General Electric Capital Corporation, MTN, Series A,
              5.000% 02/15/07.............................................        5,212
   11,000   General Electric Capital Corporation, MTN, Series A,
              6.500% 12/10/07.............................................       12,001
    6,000   Household Finance Corporation,
              6.500% 01/24/06.............................................        6,290
    2,000   Household Finance Corporation, MTN,
              3.375% 02/21/06.............................................        2,017
      635   Midland Funding II, Series A,
              11.750% 07/23/05............................................          672
    4,000   National Rural Utilities Cooperative Finance Corporation,
              6.000% 05/15/06.............................................        4,195
                                                                             ----------
                                                                                 38,874
                                                                             ----------
            FOOD PRODUCTS -- 1.5%
    5,410   ConAgra Foods, Inc.,
              6.000% 09/15/06.............................................        5,691
    1,870   Dean Foods Company,
              6.750% 06/15/05(a)..........................................        1,917
    5,710   General Mills, Inc.,
              5.125% 02/15/07.............................................        5,946
    1,900   Kellogg Company, Series B,
              6.000% 04/01/06.............................................        1,987
    2,000   United Agri Products,
              8.250% 12/15/11(@)..........................................        2,160
                                                                             ----------
                                                                                 17,701
                                                                             ----------
            HEAVY MACHINERY -- 0.9%
    2,000   AGCO Corporation,
              9.500% 05/01/08.............................................        2,160
    8,000   Caterpillar Financial Services Corporation,
              5.950% 05/01/06.............................................        8,381
                                                                             ----------
                                                                                 10,541
                                                                             ----------
            HOUSEHOLD PRODUCTS -- 1.3%
    2,306   Hasbro, Inc.,
              5.600% 11/01/05.............................................        2,375
   11,950   Procter & Gamble Company,
              4.750% 06/15/07.............................................       12,449
                                                                             ----------
                                                                                 14,824
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            HOUSING AND FURNISHING -- 0.4%
 $  1,675   D.R. Horton, Inc.,
              10.500% 04/01/05............................................   $    1,744
    1,500   KB Home,
              7.750% 10/15/04.............................................        1,500
    1,500   Ryland Group, Inc.,
              8.000% 08/15/06(a)..........................................        1,626
                                                                             ----------
                                                                                  4,870
                                                                             ----------
            INSURANCE -- 0.6%
    1,500   Allstate Financial Global Funding,
              6.150% 02/01/06(@)..........................................        1,562
    5,000   Prudential Insurance Company of America,
              6.375% 07/23/06(@)..........................................        5,314
      699   The Hartford Financial Services Group, Inc.,
              2.375% 06/01/06.............................................          691
                                                                             ----------
                                                                                  7,567
                                                                             ----------
            INTEGRATED OIL -- 0.5%
    5,550   USX Corporation,
              6.850% 03/01/08.............................................        6,105
                                                                             ----------
            INVESTMENT SERVICES -- 7.9%
    9,500   Bear Stearns Companies Inc.,
              3.000% 03/30/06.............................................        9,525
    5,000   Bear Stearns Companies Inc.,
              4.000% 01/31/08.............................................        5,069
    8,245   Citigroup Global Markets Holdings Inc.,
              7.125% 10/01/06.............................................        8,913
    4,000   Credit Suisse First Boston USA, Inc.,
              5.875% 08/01/06.............................................        4,205
    4,000   Credit Suisse First Boston USA, Inc.,
              5.750% 04/15/07.............................................        4,242
   12,000   Goldman Sachs Group, Inc.,
              4.125% 01/15/08.............................................       12,232
    5,000   J.P. Morgan Chase & Company,
              5.625% 08/15/06.............................................        5,240
   12,000   Lehman Brothers Holdings Inc.,
              4.000% 01/22/08.............................................       12,189
    5,000   Merrill Lynch & Company, Inc., MTN, Series B,
              2.940% 01/30/06.............................................        5,021
    5,000   Merrill Lynch & Company, Inc., MTN, Series B,
              2.470% 03/10/06.............................................        5,001
    5,000   Merrill Lynch & Company, Inc., MTN, Series B,
              2.070% 06/12/06.............................................        4,980
    8,000   Morgan Stanley,
              6.100% 04/15/06.............................................        8,379
    9,000   Morgan Stanley,
              5.800% 04/01/07.............................................        9,551
                                                                             ----------
                                                                                 94,547
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS FUNDS

Nations Short-Term Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            LODGING AND RECREATION -- 1.2%
 $  4,000   Ameristar Casinos, Inc.,
              10.750% 02/15/09............................................   $    4,539
    3,800   Choctaw Resort Development Enterprise,
              9.250% 04/01/09.............................................        4,057
      702   Host Marriott Corporation, Series B,
              7.875% 08/01/08.............................................          722
    1,500   ITT Corporation,
              6.750% 11/15/05.............................................        1,553
    1,500   Mirage Resorts, Inc.,
              7.250% 10/15/06.............................................        1,594
    1,395   Park Place Entertainment Corporation,
              7.875% 12/15/05.............................................        1,468
                                                                             ----------
                                                                                 13,933
                                                                             ----------
            MEDICAL DEVICES AND SUPPLIES -- 0.4%
    5,000   Abbott Laboratories,
              5.625% 07/01/06.............................................        5,234
                                                                             ----------
            NATURAL GAS DISTRIBUTION -- 0.3%
    3,000   Centerpoint Energy Bank Loan,
              (purchased 09/25/03, cost $3,458)
              12.750%** 11/11/05(b)(c)....................................        3,315
                                                                             ----------
            NATURAL GAS PIPELINES -- 0.3%
    1,820   Kinder Morgan, Inc.,
              6.650% 03/01/05.............................................        1,850
    1,500   Transcontinental Gas Pipe Line Corporation,
              6.125% 01/15/05.............................................        1,509
                                                                             ----------
                                                                                  3,359
                                                                             ----------
            OILFIELD SERVICES -- 0.2%
    2,000   BRL Universal Equipment 2001 A., L.P., Series B,
              8.875% 02/15/08.............................................        2,130
                                                                             ----------
            PACKAGING AND CONTAINERS -- 0.2%
    2,000   Owens-Illinois, Inc.,
              7.150% 05/15/05.............................................        2,030
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 0.9%
    9,000   Gannett Company, Inc.,
              5.500% 04/01/07.............................................        9,498
    1,000   Reed Elsevier Capital Inc., MTN,
              7.000% 05/15/05.............................................        1,028
                                                                             ----------
                                                                                 10,526
                                                                             ----------
            REAL ESTATE -- 0.3%
    3,500   EOP Operating LP,
              6.625% 02/15/05.............................................        3,552
                                                                             ----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.1%
      900   Host Marriott LP, Series E,
              8.375% 02/15/06.............................................          950
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            SEMICONDUCTORS -- 0.3%
 $  3,000   Fairchild Semiconductor International, Inc.,
              10.500% 02/01/09............................................   $    3,210
                                                                             ----------
            SPECIALTY STORES -- 0.8%
    9,600   Home Depot, Inc.,
              5.375% 04/01/06.............................................        9,974
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 2.0%
    4,000   New York Telephone Company,
              6.500% 03/01/05.............................................        4,061
    2,000   Nextel Communications, Inc., Class A,
              9.375% 11/15/09(a)..........................................        2,118
    3,000   Pacific Bell,
              6.250% 03/01/05.............................................        3,047
    3,000   SBC Communications Inc.,
              5.750% 05/02/06.............................................        3,132
    5,000   Sprint Capital Corporation,
              7.900% 03/15/05.............................................        5,122
    6,250   Verizon Global Funding Corporation,
              6.750% 12/01/05.............................................        6,544
                                                                             ----------
                                                                                 24,024
                                                                             ----------
            UTILITIES -- MISCELLANEOUS -- 0.0%+
      214   AES Corporation, Bank Loan,
              (purchased 08/02/04, cost $216)
              4.000% 07/25/08(b)(c).......................................          217
      214   AES Corporation, Bank Loan,
              (purchased 08/02/04, cost $216)
              4.250% 07/25/08(b)(c).......................................          217
                                                                             ----------
                                                                                    434
                                                                             ----------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $535,427).............................................      533,598
                                                                             ----------
            FOREIGN BONDS AND NOTES -- 3.9%
            BEVERAGES -- 0.7%
    5,000   Diageo Capital Plc,
              3.500% 11/19/07.............................................        5,012
    3,000   Diageo Finance BV,
              3.000% 12/15/06.............................................        2,996
                                                                             ----------
                                                                                  8,008
                                                                             ----------
            BROADCASTING AND CABLE -- 0.1%
    1,000   Alliance Atlantis Communications Inc.,
              13.000% 12/15/09............................................        1,081
                                                                             ----------
            BUILDING MATERIALS -- 0.1%
    1,313   Hanson Overseas BV,
              6.750% 09/15/05.............................................        1,362
                                                                             ----------
            CHEMICALS -- SPECIALTY -- 0.2%
    2,000   Methanex Corporation,
              7.750% 08/15/05.............................................        2,080
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            COMMERCIAL BANKING -- 0.4%
 $  5,000   Swedish Export Credit,
              2.875% 01/26/07.............................................   $    4,979
                                                                             ----------
            FOOD PRODUCTS -- 0.8%
   10,050   Unilever Capital Corporation,
              6.875% 11/01/05.............................................       10,505
                                                                             ----------
            INTEGRATED OIL -- 0.3%
    3,000   BP Capital Markets plc,
              4.000% 04/29/05.............................................        3,030
      535   Pemex Finance Ltd.,
              6.550% 02/15/08(a)..........................................          560
                                                                             ----------
                                                                                  3,590
                                                                             ----------
            LODGING AND RECREATION -- 0.1%
    1,000   Intrawest Corporation,
              10.500% 02/01/10............................................        1,080
                                                                             ----------
            NATURAL GAS PIPELINES -- 0.1%
    1,566   Gemstone Investors Ltd.,
              7.710% 10/31/04(@)..........................................        1,568
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 0.2%
    2,000   Nortel Networks Ltd.,
              6.125% 02/15/06.............................................        2,040
                                                                             ----------
            PAPER AND FOREST PRODUCTS -- 0.2%
    2,000   Smurfit Capital Funding Plc,
              6.750% 11/20/05.............................................        2,060
                                                                             ----------
            PHARMACEUTICALS -- 0.3%
    3,000   Glaxosmithkline Capital, plc,
              2.375% 04/16/07.............................................        2,949
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 0.4%
    2,000   Deutsche Telekom International Finance BV,
              8.250%** 06/15/05...........................................        2,077
    2,000   Telus Corporation,
              7.500% 06/01/07.............................................        2,193
                                                                             ----------
                                                                                  4,270
                                                                             ----------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $45,459)..............................................       45,572
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES -- 0.2%
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 0.0%+
 $     80     7.500% 11/01/09.............................................   $       82
                                                                             ----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 0.2%
    1,747     3.375%** 04/20/22...........................................        1,762
                                                                             ----------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $1,845)...............................................        1,844
                                                                             ----------
            SOVEREIGN GOVERNMENT BONDS AND NOTES -- 0.6%
    3,368   Quebec (Province of),
              5.500% 04/11/06.............................................        3,508
    4,000   Republic of Italy,
              7.250% 02/07/05(a)..........................................        4,072
                                                                             ----------
            TOTAL SOVEREIGN GOVERNMENT BONDS AND NOTES
              (Cost $7,472)...............................................        7,580
                                                                             ----------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 26.0%
            FEDERAL FARM CREDIT BANK (FFCB) -- 3.3%
      350     3.875% 02/01/05.............................................          352
   10,000     2.625% 12/15/05.............................................       10,017
   11,000     2.500% 03/15/06.............................................       10,983
   17,300     2.375% 10/02/06.............................................       17,132
                                                                             ----------
                                                                                 38,484
                                                                             ----------
            FEDERAL HOME LOAN BANK (FHLB) -- 8.6%
    4,655     4.125% 05/13/05.............................................        4,709
    4,000     1.750% 08/15/05.............................................        3,981
   21,000     1.500% 05/13/05-08/26/05....................................       20,893
    7,000     2.000% 02/13/06.............................................        6,948
    5,000     1.900% 03/08/06.............................................        4,952
    2,500     1.875% 06/15/06.............................................        2,467
   23,000     2.875% 09/15/06.............................................       23,041
   20,000     3.500% 05/15/07.............................................       20,209
   15,000     3.375% 09/14/07.............................................       15,084
                                                                             ----------
                                                                                102,284
                                                                             ----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 8.0%
    7,000     3.875% 02/15/05.............................................        7,051
    7,000     1.500% 08/15/05.............................................        6,952
   35,000     2.875% 09/15/05.............................................       35,177
   10,000     2.125% 11/15/05.............................................        9,967
    6,000     1.750% 01/09/06.............................................        5,944
   11,000     1.875% 01/15/05-02/15/06....................................       10,963
   18,000     3.500% 09/15/07(a)..........................................       18,188
                                                                             ----------
                                                                                 94,242
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

NATIONS FUNDS

Nations Short-Term Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 6.1%
 $ 15,000     2.000% 01/15/06##...........................................   $   14,907
    8,959     5.875% 02/02/06.............................................        9,340
    7,600     2.250% 05/15/06.............................................        7,558
   10,000     2.750% 08/11/06.............................................       10,002
   30,000     3.000% 08/15/07##...........................................       29,872
                                                                             ----------
                                                                                 71,679
                                                                             ----------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $307,637).............................................      306,689
                                                                             ----------
            U.S. TREASURY OBLIGATIONS -- 6.6%
            U.S. TREASURY NOTES -- 6.6%
    2,000     1.625% 02/28/06.............................................        1,980
   23,000     2.000% 05/15/06##...........................................       22,842
    3,000     2.500% 05/31/06.............................................        3,001
   12,000     2.750% 06/30/06##...........................................       12,050
   15,000     2.375% 08/15/06##...........................................       14,952
    5,000     3.125% 05/15/07.............................................        5,042
   18,000     2.750% 08/15/07(a)..........................................       17,951
                                                                             ----------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $78,008)..............................................       77,818
                                                                             ----------

 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 5.5%
              (Cost $64,343)
   64,343   Nations Cash Reserves, Capital Class Shares#..................       64,343
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $1,213,718*)................................     102.7%   1,209,514
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (2.7)%    (32,089)
                                                                             ----------
            NET ASSETS..........................................     100.0%  $1,177,425
                                                                             ==========

---------------

 *Federal income tax information (see Note 12).

 **
  Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2004.

 (@)
  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 +Amount represents less than 0.1%.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $42,189.

##All or a portion of security segregated as collateral for futures contracts.

(a)
  All or portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004, is $41,041 and $40,997, respectively.

(b)
  Loan participation agreement.

(c)
  Restricted and illiquid security.

ABBREVIATIONS:
MTN  --   Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Intermediate Government Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 0.3%
            ASSET-BACKED -- HOME EQUITY LOANS -- 0.3%
 $    902   First Alliance Mortgage Loan Trust, Series 1996-2, Class A3,
              8.225% 09/20/27.............................................   $    902
      368   Oakwood Mortgage Investors Inc., Series 2002-B, Class A1,
              1.990%** 05/15/13...........................................        341
                                                                             --------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $1,281)...............................................      1,243
                                                                             --------
            MORTGAGE-BACKED SECURITIES -- 3.6%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 2.1%
    1,483   Fannie Mae, Series 2002-16, Class PG,
              6.000% 04/25/17.............................................      1,567
    1,590   Fannie Mae, Series 2002-47, Class QE,
              5.500% 08/25/17.............................................      1,645
    1,833   Freddie Mac, Series 2664, Class IO,
              5.500% 05/15/27.............................................        212
    1,829   Freddie Mac, Series 2692, Class IA,
              5.500% 01/15/23.............................................        147
   15,893   Merrill Lynch Mortgage Investors, Inc., Series 1998-C3,
              Interest only,
              1.074%** 12/15/30...........................................        533
    3,394   PNC Mortgage Acceptance Corporation, Series 2001-C1, Class A1,
              5.910% 03/12/34.............................................      3,602
                                                                             --------
                                                                                7,706
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 0.3%
    1,102     9.000% 04/01/16.............................................      1,204
                                                                             --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 1.2%
    4,415     3.375%** 04/20/22-06/20/29..................................      4,459
                                                                             --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $13,357)..............................................     13,369
                                                                             --------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 33.9%
            FEDERAL FARM CREDIT BANK (FFCB) -- 3.8%
    5,500     2.500% 11/15/05-03/15/06....................................      5,499
    8,000     4.900% 03/21/06.............................................      8,262
      700     2.625% 09/17/07.............................................        690
                                                                             --------
                                                                               14,451
                                                                             --------
            FEDERAL HOME LOAN BANK (FHLB) -- 7.6%
    2,000     2.125% 12/15/04.............................................      2,001
    1,500     1.500% 05/13/05.............................................      1,494
    6,000     2.000% 02/13/06.............................................      5,955
    3,000     1.875% 06/15/06.............................................      2,961
    2,250     4.875% 05/15/07.............................................      2,351

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            FEDERAL HOME LOAN BANK (FHLB) -- (CONTINUED)
 $  1,000     2.625% 07/15/08.............................................   $    973
    2,500     3.625% 11/14/08(a)..........................................      2,511
    5,500     4.500% 11/15/12.............................................      5,530
    5,050     3.875% 06/14/13.............................................      4,837
                                                                             --------
                                                                               28,613
                                                                             --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 4.4%
    2,000     3.875% 02/15/05.............................................      2,015
    5,000     2.125% 11/15/05.............................................      4,984
    1,060     7.100% 04/10/07.............................................      1,165
    1,000     2.875% 05/15/07.............................................        996
    6,100     5.750% 03/15/09.............................................      6,628
      750     6.750% 03/15/31.............................................        895
                                                                             --------
                                                                               16,683
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 18.1%
   16,100     7.000% 07/15/05.............................................     16,691
    4,000     2.875% 10/15/05.............................................      4,023
   10,900     5.000% 01/15/07.............................................     11,399
   10,000     5.250% 01/15/09##...........................................     10,651
    6,450     3.250% 02/15/09.............................................      6,353
    4,000     6.625% 11/15/10.............................................      4,550
    2,000     5.375% 11/15/11.............................................      2,135
    3,000     6.125% 03/15/12.............................................      3,342
    4,000     4.625% 10/15/13.............................................      4,023
    3,000     4.125% 04/15/14(a)..........................................      2,890
    1,400     7.250% 05/15/30.............................................      1,756
                                                                             --------
                                                                               67,813
                                                                             --------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $126,584).............................................    127,560
                                                                             --------
            U.S. TREASURY OBLIGATIONS -- 59.9%
            U.S. TREASURY BONDS -- 1.8%
    4,850     6.250% 08/15/23.............................................      5,663
    1,025     6.875% 08/15/25.............................................      1,287
                                                                             --------
                                                                                6,950
                                                                             --------
            U.S. TREASURY NOTES -- 28.4%
    8,000     2.125% 10/31/04##...........................................      8,003
    4,000     1.625% 03/31/05.............................................      3,993
    5,000     1.625% 04/30/05.............................................      4,989
    5,000     1.250% 05/31/05(a)..........................................      4,974
    4,500     2.000% 05/15/06.............................................      4,469
    3,000     4.625% 05/15/06(a)..........................................      3,104
    3,900     7.000% 07/15/06.............................................      4,203
   10,000     2.625% 11/15/06(a)..........................................      9,996
    4,000     4.375% 05/15/07.............................................      4,160
    1,000     2.750% 08/15/07(a)..........................................        997
   10,750     3.250% 08/15/07##...........................................     10,869
    1,000     3.375% 11/15/08(a)..........................................      1,007
   12,000     3.250% 01/15/09.............................................     12,006
    3,000     3.125% 04/15/09(a)..........................................      2,980
    9,000     3.875% 05/15/09.............................................      9,219
    1,000     3.500% 08/15/09.............................................      1,006

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS FUNDS

Nations Short-Intermediate Government Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            U.S. TREASURY NOTES -- (CONTINUED)
 $ 10,000     4.750% 05/15/14##...........................................   $ 10,497
   10,075     4.250% 08/15/14(a)..........................................     10,180
                                                                             --------
                                                                              106,652
                                                                             --------
            U.S. TREASURY STRIPS -- 29.7%
   15,500   Principal only,
              2.103%*** 08/15/05##........................................     15,219
   64,000   Principal only,
              2.667%*** 11/15/06..........................................     60,497
   41,000   Principal only,
              3.263%*** 11/15/08..........................................     35,869
                                                                             --------
                                                                              111,585
                                                                             --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $224,261).............................................    225,187
                                                                             --------
 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 10.2%
              (Cost $38,269)
   38,269   Nations Cash Reserves, Capital Class Shares#..................     38,269
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $403,752*)..................................     107.9%   405,628
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (7.9)%  (29,596)
                                                                             --------
            NET ASSETS..........................................     100.0%  $376,032
                                                                             ========

---------------

 * Federal income tax information (see Note 12).

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2004.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2004.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $30,745.

 ##All or a portion of security segregated as collateral for futures contracts.

 (a)
   All or portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004, is $29,807 and $29,745, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Government Securities Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 0.8%
            ASSET-BACKED -- HOME EQUITY LOANS -- 0.4%
 $    577   First Alliance Mortgage Loan Trust, Series 1996-2, Class A3,
              8.225% 09/20/27.............................................   $    577
      216   Oakwood Mortgage Investors Inc., Series 2002-B, Class A1,
              1.990%** 05/15/13...........................................        200
                                                                             --------
                                                                                  777
                                                                             --------
            ASSET-BACKED -- OTHER -- 0.4%
      585   Export Funding Trust, Series 1995-A, Class A,
              8.210% 12/29/06.............................................        618
                                                                             --------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $1,385)...............................................      1,395
                                                                             --------
            MORTGAGE-BACKED SECURITIES -- 8.7%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 6.3%
    4,945   DUS pool, Pool number 380521,
              6.565% 07/01/16.............................................      5,605
      720   Fannie Mae, Series 2002-16, Class PG,
              6.000% 04/25/17.............................................        761
      773   Fannie Mae, Series 2002-47, Class QE,
              5.500% 08/25/17.............................................        800
      905   Freddie Mac, Series 2664, Class IO,
              5.500% 05/15/27.............................................        104
      908   Freddie Mac, Series 2692, Class IA,
              5.500% 01/15/23.............................................         73
    9,531   Merrill Lynch Mortgage Investors, Inc., Series 1998-C3,
              Interest only,
              1.074%** 12/15/30...........................................        320
    2,791   PNC Mortgage Acceptance Corporation, Series 2001-C1, Class A1,
              5.910% 03/12/34.............................................      2,962
   13,045   Vendee Mortgage Trust, Series 1998-1, Class 2, Interest only,
              (purchased 05/18/98-08/29/03,
              cost $346)
              0.449%** 09/15/27(b)........................................        131
   14,433   Vendee Mortgage Trust, Series 1998-3, Class 1, Interest only,
              (purchased 09/16/98-08/29/03,
              cost $221)
              0.305%** 03/15/29(b)........................................        108
                                                                             --------
                                                                               10,864
                                                                             --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 0.3%
       37     7.500% 08/01/08-06/01/09....................................         38
       92     8.000% 08/01/07-09/01/09....................................         98
       62     9.000% 05/01/09-12/01/16....................................         67
       25     10.000% 05/01/05-09/01/18...................................         26
      263     8.500% 01/01/06-09/01/20....................................        290

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- (CONTINUED)
 $     72     9.500% 04/01/18-01/01/29....................................   $     81
        0++   7.000% 08/01/29.............................................          0++
                                                                             --------
                                                                                  600
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 1.1%
        6     8.250% 04/01/09.............................................          7
       46     8.500% 12/01/11-02/01/17....................................         49
      112     10.000% 10/01/06-04/01/20...................................        124
    1,321     9.500% 01/01/19-08/01/21....................................      1,493
      113     9.000% 12/01/16-09/01/24....................................        125
       33     3.199%** 08/01/36...........................................         33
                                                                             --------
                                                                                1,831
                                                                             --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 1.0%
        6     9.500% 06/15/05-02/15/06....................................          6
        6     9.000% 06/15/07.............................................          7
       91     6.000% 12/15/10.............................................         95
       11     13.000% 02/15/11-04/15/11...................................         15
       34     11.000% 11/15/15-10/20/20...................................         39
       44     10.000% 08/15/05-11/15/20...................................         48
       37     10.500% 01/15/18-04/15/21...................................         42
       33     7.000% 02/15/09-06/15/23....................................         36
      484     7.500% 04/15/22-12/15/25....................................        524
      305     8.500% 10/15/09-02/20/29....................................        339
      603     8.000% 11/15/14-07/15/29....................................        659
                                                                             --------
                                                                                1,810
                                                                             --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $14,499)..............................................     15,105
                                                                             --------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 28.2%
            FEDERAL FARM CREDIT BANK (FFCB) -- 2.0%
    3,500     2.500% 11/15/05-03/15/06....................................      3,496
                                                                             --------
            FEDERAL HOME LOAN BANK (FHLB) -- 5.4%
    1,750     2.125% 12/15/04.............................................      1,751
    1,000     2.000% 02/13/06.............................................        993
    4,500     1.875% 06/15/06##...........................................      4,441
      500     3.625% 11/14/08.............................................        502
    1,750     3.875% 06/14/13.............................................      1,676
                                                                             --------
                                                                                9,363
                                                                             --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 7.6%
    1,300     3.875% 02/15/05.............................................      1,309
    3,000     2.125% 11/15/05.............................................      2,990
    1,000     2.875% 05/15/07.............................................        996
    5,700     5.750% 03/15/09-01/15/12....................................      6,208
    1,400     6.750% 03/15/31.............................................      1,671
                                                                             --------
                                                                               13,174
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS FUNDS

Nations Government Securities Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 13.2%
 $  5,600     7.000% 07/15/05##...........................................   $  5,806
    1,000     2.875% 10/15/05.............................................      1,006
    5,000     5.250% 01/15/09.............................................      5,325
    4,000     4.125% 04/15/14(a)..........................................      3,853
    1,000     7.250% 05/15/30.............................................      1,254
    5,000     6.625% 11/15/10-11/15/30....................................      5,786
                                                                             --------
                                                                               23,030
                                                                             --------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $48,147)..............................................     49,063
                                                                             --------
            U.S. TREASURY OBLIGATIONS -- 60.2%
            U.S. TREASURY BONDS -- 1.3%
      200     6.250% 08/15/23.............................................        234
      300     6.875% 08/15/25.............................................        377
    1,600     5.375% 02/15/31(a)..........................................      1,713
                                                                             --------
                                                                                2,324
                                                                             --------
            U.S. TREASURY NOTES -- 30.1%
    3,500     1.750% 12/31/04.............................................      3,500
    6,000     1.500% 02/28/05##...........................................      5,990
    3,000     1.625% 04/30/05.............................................      2,993
   15,550     2.625% 11/15/06(a)..........................................     15,545
      500     2.750% 08/15/07(a)..........................................        499
    4,000     3.250% 08/15/07.............................................      4,044
    1,000     3.250% 01/15/09(a)..........................................      1,000
    3,500     3.000% 02/15/09(a)..........................................      3,465
      510     3.875% 05/15/09.............................................        522
      500     3.625% 07/15/09(a)..........................................        506
    1,600     3.500% 08/15/09.............................................      1,610
    3,255     4.000% 02/15/14.............................................      3,230
    7,735     4.750% 05/15/14(a)..........................................      8,119
    1,350     4.250% 08/15/14(a)..........................................      1,364
                                                                             --------
                                                                               52,387
                                                                             --------
            U.S. TREASURY STRIPS -- 28.8%
    4,500   Interest only,
              5.239%*** 05/15/23..........................................      1,717
    3,450   Principal only,
              2.103%*** 08/15/05..........................................      3,387
   21,500   Principal only,
              2.667%*** 11/15/06..........................................     20,324
   21,000   Principal only,
              3.263%*** 11/15/08##........................................     18,372

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            U.S. TREASURY STRIPS -- (CONTINUED)
 $  5,500   Principal only,
              3.354%*** 02/15/09..........................................   $  4,754
    3,100   TIGR Receipts,
              4.799%*** 05/15/17..........................................      1,704
                                                                             --------
                                                                               50,258
                                                                             --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $104,467).............................................    104,969
                                                                             --------
 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 22.9%
              (Cost $39,885)
   39,885   Nations Cash Reserves, Capital Class Shares#..................     39,885
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $208,383*)..................................     120.8%   210,417
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............     (20.8)%  (36,206)
                                                                             --------
            NET ASSETS..........................................     100.0%  $174,211
                                                                             ========

---------------

 * Federal income tax information (see Note 12).

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2004.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2004.

 ++Amount represents less than $500.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $36,582.

 ##All or a portion of security segregated as collateral for futures contracts.

 (a)
   All or portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004, is $35,182 and $35,382, respectively.

 (b)
   Restricted and illiquid security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Bond Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                               VALUE
                                                                               (000)
--------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 100.1%
            Investment in Nations Master Investment Trust, Intermediate
              Bond Master Portfolio*......................................   $670,541
                                                                             --------
            TOTAL INVESTMENTS...................................     100.1%   670,541
                                                                             --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET).................................      (0.1)%     (690)
                                                                             --------
            NET ASSETS..........................................     100.0%  $669,851
                                                                             ========

---------------

 *
 The financial statements of the Intermediate Bond Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Intermediate Bond Fund's financial statements.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS FUNDS

Nations Bond Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 9.6%
            ASSET-BACKED -- AUTO LOANS -- 3.8%
$   1,593   AmeriCredit Automobile Receivables Trust, Series 2001-B, Class
              A4,
              5.370% 06/12/08.............................................   $    1,619
      533   Americredit Automobile Receivables Trust, Series 2003-AM,
              Class A2A,
              1.670% 10/06/06.............................................          533
    4,000   Americredit Automobile Receivables Trust, Series 2004-AF,
              Class A2,
              1.490% 05/07/07##...........................................        3,988
    3,709   BMW Vehicle Owner Trust, Series 2003-A, Class A3,
              1.940% 02/25/07.............................................        3,701
    1,345   Capital Auto Receivables Asset Trust, Series 2002-2, Class
              CTFS,
              4.180% 10/15/07.............................................        1,356
    1,722   Capital Auto Receivables Asset Trust, Series 2003-2, Class B,
              2.040%** 01/15/09...........................................        1,725
    3,913   Capital Auto Receivables Asset Trust, Series 2003-3, Class
              A1B,
              1.810%** 01/16/06...........................................        3,914
    2,000   Capital One Prime Auto Receivables Trust, Series 2004-1, Class
              A2,
              1.470% 06/15/06.............................................        1,996
    4,000   Chase Manhattan Auto Owner Trust, Series 2003-A, Class A3,
              1.520% 05/15/07.............................................        3,976
    2,000   Chase Manhattan Auto Owner Trust, Series 2003-A, Class CTFS,
              2.040% 12/15/09.............................................        1,977
    2,000   Chase Manhattan Auto Owner Trust, Series 2003-C, Class A3,
              2.260% 11/15/07.............................................        1,991
    1,500   Chase Manhattan Auto Owner Trust, Series 2003-C, Class CTFS,
              2.780% 06/15/10.............................................        1,493
    1,387   Daimler Chrysler Auto Trust, Series 2003-A, Class A2,
              1.520% 12/08/05.............................................        1,386
    6,610   Ford Credit Auto Owner Trust, Series 2002-B, Class B,
              5.180% 10/16/06##...........................................        6,763
    5,000   Ford Credit Auto Owner Trust, Series 2003-A, Class B1,
              3.160% 08/15/07.............................................        5,007
    8,000   Ford Credit Auto Owner Trust, Series 2003-B, Class A3B,
              1.810%** 01/15/07##.........................................        8,003
    1,054   Harley-Davidson Motorcycle Trust, Series 2003-2, Class A1,
              1.340% 01/15/08.............................................        1,052
      597   Harley-Davidson Motorcycle Trust, Series 2003-2, Class B,
              1.890% 02/15/11.............................................          591
    4,284   Harley-Davidson Motorcycle Trust, Series 2004-2, Class A1,
              2.180% 01/15/09.............................................        4,275

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED -- AUTO LOANS -- (CONTINUED)
$   3,171   Harley-Davidson Motorcycle Trust, Series 2004-2, Class B,
              2.960% 02/15/12.............................................   $    3,173
    1,331   Honda Auto Receivables Owner Trust, Series 2002-3, Class A3,
              3.000% 05/18/06.............................................        1,335
    3,000   Honda Auto Receivables Owner Trust, Series 2003-1, Class A3,
              1.920% 11/20/06.............................................        2,995
    4,000   Honda Auto Receivables Owner Trust, Series 2003-2, Class A3,
              1.690% 02/21/07.............................................        3,980
    2,944   Household Automotive Trust, Series 2003-2, Class A3,
              2.310% 04/17/08.............................................        2,935
       72   Mitsubishi Motor Credit America, Inc. Automobile Trust,
              Series 2001-1, Class A4,
              5.340% 12/15/05.............................................           72
      239   Mitsubishi Motor Credit America, Inc. Automobile Trust,
              Series 2001-2, Class B,
              5.750% 06/15/07.............................................          240
      457   Nissan Auto Receivables Owner Trust, Series 2003-B, Class A2,
              1.200% 11/15/05.............................................          457
    3,960   WFS Financial Owner Trust, Series 2004-1, Class A2,
              1.510% 07/20/07.............................................        3,943
    4,652   WFS Financial Owner Trust, Series 2004-1, Class B,
              2.340% 08/22/11.............................................        4,618
                                                                             ----------
                                                                                 79,094
                                                                             ----------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 2.9%
   15,000   American Express Credit Account Master Trust, Series 2000-3,
              Class B,
              2.110%** 11/15/07##.........................................       15,010
    2,089   Bank One Issuance Trust, Series 2002-A4, Class A4,
              2.940% 06/16/08.............................................        2,098
    4,250   Bank One Issuance Trust, Series 2003-B2, Class B2,
              1.990%** 02/17/09...........................................        4,255
    3,500   Capital One Master Trust, Series 2002-3A, Class B,
              4.550% 02/15/08.............................................        3,526
   10,000   Capital One Multi-Asset Execution Trust, Series 2002-B1, Class
              B1,
              2.440% 07/15/08##...........................................       10,041
    2,630   Chase Credit Card Master Trust, Series 2002-2, Class C,
              2.660%** 07/16/07...........................................        2,637
    4,100   Citibank Credit Card Issuance Trust, Series 2002-A3, Class A3,
              4.400% 05/15/07.............................................        4,153

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- (CONTINUED)
$  12,920   MBNA Credit Card Master Note Trust, Series 2002-A4, Class A4,
              1.870% 08/17/09##...........................................   $   12,948
    7,000   MBNA Master Credit Card Trust, Series 1998-F, Class A,
              1.980%** 02/15/08...........................................        7,007
                                                                             ----------
                                                                                 61,675
                                                                             ----------
            ASSET-BACKED -- HOME EQUITY LOANS -- 1.6%
    1,602   Ameriquest Finance NIM Trust, Series 2003-N10A,
              2.100%** 08/25/08(@)........................................        1,603
      969   ARGENT NIM Trust, Series 2004-WN2, Class A,
              4.550% 04/25/34(@)..........................................          968
      201   Bombardier Capital Mortgage Securitization, Series 1998-A,
              Class A3,
              6.230% 04/15/28.............................................          201
    2,699   CDC Mortgage Capital trust, Series 2003-HE4, Class A2,
              2.070%** 03/25/34...........................................        2,701
    4,001   Chase Funding Mortgage Loan Asset-Backed, Series 2003-6, Class
              2A1,
              2.010%** 05/25/21...........................................        4,002
    3,813   Chase Funding Mortgage Loan Asset-Backed, Series 2004-1, Class
              1A1,
              1.950%** 11/25/18...........................................        3,813
      560   Chase Funding Net Interest Margin, Series 2003-6A, Class Note,
              5.000% 01/27/35(@)..........................................          563
      618   Contimortgage Home Equity Loan Trust, Series 1996-4, Class A9,
              6.880% 01/15/28.............................................          620
    2,101   Countrywide Asset-Backed Certificates, Series 2003-5, Class
              AF1B,
              2.020%** 08/25/22...........................................        2,101
    2,509   First Alliance Mortgage Loan Trust, Series 1994-2, Class A1,
              7.625% 07/25/25.............................................        2,506
      594   First Plus Home Loan Trust, Series 1998-2, Class M1,
              7.720% 05/10/24.............................................          594
    5,000   GMAC Mortgage Corporation Loan Trust, Series 2004-HE1, Class
              A1,
              1.920%** 06/25/34...........................................        5,000
      193   Indymac NIM Trust SPMD, Series 2002-B, Class Note,
              2.220%** 11/25/32(@)........................................          193
      349   Merrill Lynch Mortgage Investors, Inc., Series 2002-HE1N,
              Class N1,
              2.440%** 11/25/09(@)........................................          348
    1,894   Oakwood Mortgage Investors Inc., Series 2002-B, Class A1,
              1.990%** 05/15/13...........................................        1,755

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED -- HOME EQUITY LOANS -- (CONTINUED)
$   1,202   Residential Asset Securities Corporation, Series 2003-KS7,
              Class AI1,
              1.960%** 03/25/19...........................................   $    1,202
    4,128   Securitized Asset Backed Receivables, Series 2004-OP1, Class
              A2,
              2.090%** 02/25/34...........................................        4,128
    1,026   Structured Asset Investment Loan Trust, Series 2003-BC7, Class
              1A1,
              1.970%** 07/25/33...........................................        1,026
                                                                             ----------
                                                                                 33,324
                                                                             ----------
            ASSET-BACKED -- OTHER -- 1.3%
   14,880   CIT Equipment Collateral, Series 2002-VT1, Class A4,
              4.670% 12/21/09##...........................................       15,094
    1,165   Connecticut RRB Special Purpose Trust CL&P-1, Series 2001-1,
              Class A2,
              5.360% 03/30/07.............................................        1,179
    3,500   Gracechurch Card Funding Plc, Series 6, Class B,
              1.950%** 02/17/09...........................................        3,495
    7,811   Oncor Electric Delivery Transition Bond Company, Series
              2003-1, Class A1,
              2.260% 02/15/09.............................................        7,775
                                                                             ----------
                                                                                 27,543
                                                                             ----------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $201,859).............................................      201,636
                                                                             ----------
            CORPORATE BONDS AND NOTES -- 33.8%
            AEROSPACE AND DEFENSE -- 0.4%
      487   Boeing Company,
              5.125% 02/15/13.............................................          503
      290   General Dynamics Corporation,
              4.500% 08/15/10.............................................          296
    1,524   Goodrich (BF) Corporation,
              7.625% 12/15/12.............................................        1,790
    3,782   Northrop Grumman Corporation,
              7.125% 02/15/11.............................................        4,348
    2,200   Raytheon Company,
              5.375% 04/01/13.............................................        2,287
                                                                             ----------
                                                                                  9,224
                                                                             ----------
            AUTOMOTIVE -- 1.3%
    6,697   DaimlerChrysler NA Holdings Corporation,
              4.050% 06/04/08.............................................        6,757
    7,734   Ford Motor Company,
              7.450% 07/16/31.............................................        7,584
    4,263   General Motors Acceptance Corporation,
              6.150% 04/05/07.............................................        4,480
    2,782   General Motors Acceptance Corporation,
              6.875% 09/15/11.............................................        2,918

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS FUNDS

Nations Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            AUTOMOTIVE -- (CONTINUED)
$   3,628   General Motors Acceptance Corporation,
              8.000% 11/01/31.............................................   $    3,755
      875   General Motors Corporation,
              8.250% 07/15/23.............................................          920
                                                                             ----------
                                                                                 26,414
                                                                             ----------
            BEVERAGES -- 0.4%
    2,856   Anheuser-Busch Companies, Inc.,
              5.950% 01/15/33.............................................        3,014
    5,772   Cadbury Schweppes plc,
              5.125% 10/01/13(@)..........................................        5,861
                                                                             ----------
                                                                                  8,875
                                                                             ----------
            BROADCASTING AND CABLE -- 1.4%
    1,829   Clear Channel Communications, Inc.,
              6.000% 11/01/06.............................................        1,921
      128   Comcast Cable Communications, Inc.,
              6.375% 01/30/06.............................................          133
    1,550   Comcast Cable Communications, Inc.,
              7.125% 06/15/13.............................................        1,753
    6,456   Liberty Media Corporation,
              3.500% 09/25/06.............................................        6,430
    2,159   Tele-Communications, Inc., Class A,
              9.875% 06/15/22.............................................        2,938
    2,179   The Walt Disney Company, MTN,
              5.500% 12/29/06.............................................        2,277
    1,200   Time Warner Entertainment Company LP,
              7.250% 09/01/08.............................................        1,332
    1,740   Time Warner Inc.,
              8.110% 08/15/06.............................................        1,893
    2,472   Time Warner Inc.,
              9.125% 01/15/13.............................................        3,095
    5,525   Time Warner Inc.,
              7.625% 04/15/31.............................................        6,359
    1,852   Viacom Inc., Class B,
              5.625% 05/01/07(a)..........................................        1,959
                                                                             ----------
                                                                                 30,090
                                                                             ----------
            CHEMICALS -- BASIC -- 0.2%
    1,994   The Dow Chemical Company,
              6.125% 02/01/11(a)..........................................        2,176
    1,375   The Dow Chemical Company,
              7.375% 11/01/29.............................................        1,597
                                                                             ----------
                                                                                  3,773
                                                                             ----------
            CHEMICALS -- SPECIALTY -- 0.5%
    2,108   E.I. du Pont de Nemours and Company,
              3.375% 11/15/07.............................................        2,119
    1,218   Eastman Chemical Company,
              3.250% 06/15/08.............................................        1,191
    2,428   Eastman Chemical Company,
              6.300% 11/15/18.............................................        2,600
      569   Monsanto Company,
              4.000% 05/15/08.............................................          573

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CHEMICALS -- SPECIALTY -- (CONTINUED)
$   1,989   Praxair, Inc.,
              4.750% 07/15/07(a)..........................................   $    2,060
    2,325   Praxair, Inc.,
              6.500% 03/01/08.............................................        2,545
                                                                             ----------
                                                                                 11,088
                                                                             ----------
            COMMERCIAL BANKING -- 5.7%
    3,823   AmSouth Bank N.A.,
              4.850% 04/01/13.............................................        3,844
   10,455   Bank One Corporation,
              6.000% 08/01/08##...........................................       11,313
    2,415   Capital One Bank,
              5.000% 06/15/09.............................................        2,501
    2,760   Citigroup Inc.,
              6.000% 02/21/12.............................................        3,036
   12,269   Citigroup Inc.,
              5.000% 09/15/14(@)..........................................       12,284
    1,988   City National Corporation,
              5.125% 02/15/13.............................................        2,001
    7,489   First Union National Bank,
              5.800% 12/01/08.............................................        8,049
    4,151   Golden West Financial Corporation,
              4.750% 10/01/12.............................................        4,187
    7,008   J.P. Morgan Chase & Company,
              7.250% 06/01/07.............................................        7,738
    2,805   Key Bank N.A.,
              7.000% 02/01/11.............................................        3,143
    2,861   Mellon Funding Corporation,
              4.875% 06/15/07.............................................        2,980
    2,167   Mellon Funding Corporation,
              6.700% 03/01/08.............................................        2,419
    7,096   National City Bank,
              4.625% 05/01/13.............................................        6,998
    5,628   PNC Funding Corporation,
              5.750% 08/01/06.............................................        5,896
    5,292   Popular North America Inc., MTN, Series E,
              6.125% 10/15/06.............................................        5,589
      193   Regions Financial Corporation,
              6.375% 05/15/12.............................................          214
    2,174   Regions Financial Corporation,
              7.750% 09/15/24.............................................        2,674
    1,561   SouthTrust Bank N.A.,
              4.750% 03/01/13.............................................        1,558
        4   State Street Corporation,
              7.650% 06/15/10.............................................            5
       18   SunTrust Banks, Inc.,
              5.050% 07/01/07.............................................           19
    2,100   The Bank of New York, Inc., MTN, Series E,
              3.900% 09/01/07.............................................        2,131
    6,846   Union Planters Corporation,
              4.375% 12/01/10.............................................        6,873
    3,654   US Bank N.A., Minnesota,
              2.850% 11/15/06.............................................        3,647
    6,752   US Bank N.A., Minnesota,
              6.375% 08/01/11.............................................        7,544
    1,855   Washington Mutual, Inc.,
              2.400% 11/03/05.............................................        1,851

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            COMMERCIAL BANKING -- (CONTINUED)
$   6,302   Washington Mutual, Inc.,
              5.625% 01/15/07.............................................   $    6,624
    6,200   Washington Mutual, Inc.,
              4.625% 04/01/14.............................................        5,927
      175   Wells Fargo and Company,
              3.500% 04/04/08(a)..........................................          175
                                                                             ----------
                                                                                121,220
                                                                             ----------
            COMMERCIAL SERVICES -- 0.3%
    5,056   Waste Management, Inc.,
              7.375% 08/01/10.............................................        5,836
                                                                             ----------
            COMPUTER SERVICES -- 0.1%
    1,726   Sungard Data Systems Inc.,
              4.875% 01/15/14.............................................        1,695
                                                                             ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 0.6%
    6,394   Hewlett-Packard Company,
              5.750% 12/15/06.............................................        6,745
    3,173   International Business Machines Corporation,
              4.875% 10/01/06.............................................        3,294
        7   International Business Machines Corporation,
              4.750% 11/29/12.............................................            7
    2,037   International Business Machines Corporation,
              6.500% 01/15/28.............................................        2,262
      756   International Business Machines Corporation,
              5.875% 11/29/32.............................................          783
                                                                             ----------
                                                                                 13,091
                                                                             ----------
            CONGLOMERATES -- 0.1%
    2,108   General Electric Company,
              5.000% 02/01/13.............................................        2,168
                                                                             ----------
            CONSTRUCTION -- 0.8%
    5,018   D. R. Horton, Inc.,
              7.875% 08/15/11.............................................        5,802
    1,820   K. Hovnanian Enterprises Inc.,
              6.500% 01/15/14.............................................        1,861
    5,455   KB HOME,
              5.750% 02/01/14.............................................        5,428
    3,102   Toll Brothers Inc.,
              4.950% 03/15/14(a)..........................................        3,029
                                                                             ----------
                                                                                 16,120
                                                                             ----------
            CONSUMER CREDIT AND MORTGAGES -- 1.0%
    4,535   American Express Company,
              5.500% 09/12/06.............................................        4,750
    1,887   American Express Company,
              3.750% 11/20/07.............................................        1,906
    2,746   American Express Company,
              4.750% 06/17/09.............................................        2,850

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CONSUMER CREDIT AND MORTGAGES -- (CONTINUED)
$   2,090   American General Finance Corporation, MTN, Series H,
              2.750% 06/15/08.............................................   $    2,019
   10,093   Countrywide Home Loans, Inc., MTN, Series J,
              5.500% 08/01/06.............................................       10,527
                                                                             ----------
                                                                                 22,052
                                                                             ----------
            DEPARTMENT AND DISCOUNT STORES -- 0.7%
    2,876   Target Corporation,
              5.400% 10/01/08.............................................        3,058
    1,320   Target Corporation,
              5.375% 06/15/09.............................................        1,406
    3,112   Target Corporation,
              5.875% 03/01/12.............................................        3,388
    4,057   Wal-Mart Stores, Inc.,
              5.450% 08/01/06.............................................        4,241
       80   Wal-Mart Stores, Inc.,
              4.375% 07/12/07.............................................           82
    2,600   Wal-Mart Stores, Inc.,
              4.550% 05/01/13.............................................        2,618
                                                                             ----------
                                                                                 14,793
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 0.1%
    1,926   Fortune Brands, Inc.,
              2.875% 12/01/06.............................................        1,919
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 2.2%
    1,804   Appalachian Power Company, Series G,
              3.600% 05/15/08.............................................        1,792
    2,980   Consolidated Edison Company of New York,
              4.700% 06/15/09.............................................        3,090
    3,280   Consolidated Edison Company of New York, Series 2000-C,
              6.625% 12/15/05.............................................        3,433
      912   Dominion Resources, Inc.,
              5.000% 03/15/13.............................................          911
    2,125   Exelon Generation Company, LLC,
              5.350% 01/15/14.............................................        2,170
      553   New York State Electric & Gas,
              5.750% 05/01/23.............................................          551
      727   Ohio Edison Company,
              4.000% 05/01/08.............................................          728
      976   Pacific Gas and Electric Company,
              4.200% 03/01/11.............................................          965
    1,377   Pacific Gas and Electric Company,
              6.050% 03/01/34.............................................        1,402
    1,416   Pepco Holdings, Inc.,
              5.500% 08/15/07.............................................        1,483
    5,000   PG&E Corporation,
              6.875% 07/15/08.............................................        5,413
    7,344   Progress Energy, Inc.,
              6.050% 04/15/07##...........................................        7,769

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

NATIONS FUNDS

Nations Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ELECTRIC POWER -- NON NUCLEAR -- (CONTINUED)
$   1,205   PSEG Power LLC,
              5.500% 12/01/15.............................................   $    1,205
    1,701   Public Service Electric & Gas Company, MTN, Series C,
              4.000% 11/01/08.............................................        1,713
    6,330   TXU Energy Company,
              7.000% 03/15/13.............................................        7,147
    3,021   Westar Energy Inc.,
              9.750% 05/01/07.............................................        3,442
    2,703   Westar Energy, Inc.,
              7.875% 05/01/07.............................................        2,996
                                                                             ----------
                                                                                 46,210
                                                                             ----------
            ELECTRIC POWER -- NUCLEAR -- 1.4%
    4,400   American Electric Power Company, Inc.,
              5.250% 06/01/15.............................................        4,418
    2,999   CenterPoint Energy Resources Corporation, Series B,
              7.875% 04/01/13.............................................        3,535
    1,118   Duquesne Light Company, Series O,
              6.700% 04/15/12.............................................        1,261
      365   Energy East Corporation,
              6.750% 06/15/12.............................................          405
    2,626   FirstEnergy Corporation, Series B,
              6.450% 11/15/11.............................................        2,865
    1,341   FirstEnergy Corporation, Series C,
              7.375% 11/15/31.............................................        1,506
    4,302   MidAmerican Energy Holdings, Series D,
              5.000% 02/15/14.............................................        4,251
    1,710   Southern California Edison Company,
              5.000% 01/15/14.............................................        1,739
    1,140   Southern California Edison Company,
              6.000% 01/15/34.............................................        1,185
    3,248   Southern Company Capital Funding, Series A,
              5.300% 02/01/07.............................................        3,432
    1,753   Southern Power Company, Series B,
              6.250% 07/15/12.............................................        1,908
    3,516   Virginia Electric and Power Company, Series A,
              5.375% 02/01/07.............................................        3,678
                                                                             ----------
                                                                                 30,183
                                                                             ----------
            EXPLORATION AND PRODUCTION -- 0.7%
      962   Devon Energy Corporation,
              7.950% 04/15/32.............................................        1,193
    6,526   Pioneer Natural Resources Company,
              6.500% 01/15/08.............................................        7,074
    5,520   XTO Energy, Inc.,
              7.500% 04/15/12.............................................        6,485
                                                                             ----------
                                                                                 14,752
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FINANCE -- MISCELLANEOUS -- 2.3%
$   3,808   Associates Corporation of North America,
              6.950% 11/01/18.............................................   $    4,444
    2,752   CIT Group Inc.,
              7.375% 04/02/07.............................................        3,018
      840   General Electric Capital Corporation, MTN, Series A,
              5.875% 02/15/12.............................................          912
   10,539   General Electric Capital Corporation, MTN, Series A,
              6.750% 03/15/32##...........................................       12,130
    3,546   Household Finance Corporation,
              7.200% 07/15/06.............................................        3,801
    4,336   Household Finance Corporation,
              5.875% 02/01/09.............................................        4,674
    1,907   Household Finance Corporation,
              6.375% 11/27/12.............................................        2,113
    2,133   Household Finance Corporation,
              7.350% 11/27/32.............................................        2,542
    1,743   International Lease Finance Corporation,
              4.500% 05/01/08.............................................        1,800
    6,760   International Lease Finance Corporation,
              3.500% 04/01/09.............................................        6,617
    2,226   National Rural Utilities Cooperative Finance Corporation,
              3.250% 10/01/07##...........................................        2,205
    2,700   National Rural Utilities Cooperative Finance Corporation,
              5.750% 08/28/09.............................................        2,892
    2,025   National Rural Utilities Cooperative Finance Corporation, MTN,
              Series C,
              8.000% 03/01/32##...........................................        2,615
                                                                             ----------
                                                                                 49,763
                                                                             ----------
            FOOD AND DRUG STORES -- 0.4%
    6,630   Fred Meyer, Inc.,
              7.450% 03/01/08##...........................................        7,405
      663   The Kroger Company,
              6.800% 04/01/11.............................................          743
      804   The Kroger Company,
              6.750% 04/15/12.............................................          899
                                                                             ----------
                                                                                  9,047
                                                                             ----------
            HEALTH SERVICES -- 0.4%
    6,769   Wellpoint Health Networks Inc.,
              6.375% 06/15/06##...........................................        7,139
    1,213   Wellpoint Health Networks Inc.,
              6.375% 01/15/12.............................................        1,339
                                                                             ----------
                                                                                  8,478
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            HEAVY MACHINERY -- 0.8%
$   4,968   Caterpillar Financial Services Corporation,
              5.950% 05/01/06##...........................................   $    5,205
    4,105   Caterpillar Financial Services Corporation,
              4.500% 06/15/09.............................................        4,216
    3,142   Caterpillar Financial Services Corporation, MTN, Series F,
              2.350% 09/15/06.............................................        3,102
    4,098   John Deere Capital Corporation, MTN, Series D,
              3.125% 12/15/05##...........................................        4,115
                                                                             ----------
                                                                                 16,638
                                                                             ----------
            HOUSEHOLD PRODUCTS -- 0.1%
    1,926   Procter & Gamble Company,
              4.750% 06/15/07.............................................        2,006
                                                                             ----------
            HOUSING AND FURNISHING -- 0.2%
    3,662   Beazer Homes USA, Inc.,
              6.500% 11/15/13.............................................        3,735
                                                                             ----------
            INSURANCE -- 1.3%
      162   Allstate Financial Global Funding,
              7.125% 09/26/05(@)..........................................          169
    1,168   Hartford Life, Inc.,
              7.375% 03/01/31.............................................        1,402
      990   Marsh & McLennan Companies, Inc.,
              5.875% 08/01/33.............................................          985
    2,213   Mass Mutual Global Funding II,
              2.550% 07/15/08(@)..........................................        2,145
      938   MetLife, Inc.,
              5.375% 12/15/12.............................................          973
    1,796   MetLife, Inc.,
              6.500% 12/15/32.............................................        1,931
      934   Nationwide Financial Services, Inc., Class A,
              5.900% 07/01/12.............................................        1,001
    4,754   Principal Life Global,
              6.250% 02/15/12(@)..........................................        5,248
    1,557   Progressive Corporation,
              6.250% 12/01/32(a)..........................................        1,642
    6,773   Prudential Funding LLC, MTN,
              6.600% 05/15/08(@)..........................................        7,528
    1,605   The Hartford Financial Services Group, Inc.,
              2.375% 06/01/06.............................................        1,587
    1,095   The Hartford Financial Services Group, Inc.,
              4.625% 07/15/13.............................................        1,075
    1,219   Unitrin Inc.,
              4.875% 11/01/10.............................................        1,210
                                                                             ----------
                                                                                 26,896
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            INTEGRATED OIL -- 0.8%
$   3,495   Conoco Funding Company,
              5.450% 10/15/06##...........................................   $    3,664
    4,830   Conoco Funding Company,
              6.350% 10/15/11.............................................        5,387
    7,032   USX Corporation,
              6.650% 02/01/06##...........................................        7,375
                                                                             ----------
                                                                                 16,426
                                                                             ----------
            INVESTMENT SERVICES -- 3.1%
    1,944   Bear Stearns Companies Inc.,
              5.700% 01/15/07.............................................        2,051
    6,256   Bear Stearns Companies Inc.,
              4.500% 10/28/10(a)..........................................        6,307
    2,557   Citigroup Global Markets Holdings Inc.,
              6.500% 02/15/08.............................................        2,797
      704   Credit Suisse First Boston USA, Inc.,
              5.875% 08/01/06.............................................          740
    3,452   Credit Suisse First Boston USA, Inc.,
              6.125% 11/15/11##...........................................        3,761
    1,200   Goldman Sachs Group, Inc.,
              4.125% 01/15/08.............................................        1,223
    5,858   Goldman Sachs Group, Inc.,
              6.600% 01/15/12##...........................................        6,543
      808   Goldman Sachs Group, Inc.,
              5.700% 09/01/12.............................................          854
    4,971   Goldman Sachs Group, Inc.,
              4.750% 07/15/13##...........................................        4,877
    4,997   Lehman Brothers Holdings Inc.,
              4.000% 01/22/08##...........................................        5,076
    4,530   Lehman Brothers Holdings Inc.,
              7.000% 02/01/08##...........................................        4,999
    1,351   Lehman Brothers Holdings Inc.,
              7.875% 08/15/10.............................................        1,599
    5,640   Merrill Lynch & Company, Inc.,
              6.000% 02/17/09##...........................................        6,106
    2,538   Merrill Lynch & Company, Inc., MTN, Series B,
              2.070% 06/12/06.............................................        2,528
    2,717   Merrill Lynch & Company, Inc., MTN, Series B,
              3.700% 04/21/08.............................................        2,723
    9,009   Morgan Stanley,
              6.750% 04/15/11##...........................................       10,096
    4,203   Morgan Stanley,
              6.600% 04/01/12##...........................................        4,687
       51   Morgan Stanley,
              5.300% 03/01/13.............................................           52
                                                                             ----------
                                                                                 67,019
                                                                             ----------
            MEDICAL DEVICES AND SUPPLIES -- 0.1%
    1,819   Bristol-Myers Squibb Company,
              4.750% 10/01/06.............................................        1,879
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

NATIONS FUNDS

Nations Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            METALS AND MINING -- 0.2%
$   3,385   Alcoa Inc.,
              7.375% 08/01/10.............................................   $    3,947
                                                                             ----------
            NATURAL GAS DISTRIBUTION -- 0.3%
    3,631   NiSource Finance Corporation,
              5.400% 07/15/14##...........................................        3,719
    1,594   Southern California Gas Company, Series HH,
              5.450% 04/15/18.............................................        1,645
                                                                             ----------
                                                                                  5,364
                                                                             ----------
            NATURAL GAS PIPELINES -- 1.0%
    3,144   Consolidated Natural Gas Company, Series B,
              5.375% 11/01/06##...........................................        3,271
    4,046   Duke Capital LLC,
              4.370% 03/01/09(a)..........................................        4,079
    8,333   Kinder Morgan, Inc.,
              6.650% 03/01/05##...........................................        8,468
    3,991   Teppco Partners, LP,
              7.625% 02/15/12##...........................................        4,630
                                                                             ----------
                                                                                 20,448
                                                                             ----------
            OIL REFINING AND MARKETING -- 0.2%
    2,846   Valero Energy Corporation,
              6.875% 04/15/12.............................................        3,204
                                                                             ----------
            PAPER AND FOREST PRODUCTS -- 0.6%
    2,246   Champion International Corporation,
              7.350% 11/01/25##...........................................        2,516
    2,317   International Paper Company,
              4.250% 01/15/09.............................................        2,325
    1,993   International Paper Company,
              5.850%** 10/30/12##.........................................        2,106
    1,705   MeadWestvaco Corporation,
              6.850% 04/01/12.............................................        1,899
    2,710   MeadWestvaco Corporation,
              8.200% 01/15/30##...........................................        3,247
                                                                             ----------
                                                                                 12,093
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 0.5%
    2,485   Knight-Ridder, Inc.,
              7.125% 06/01/11##...........................................        2,855
      166   News America Holdings Inc.,
              6.625% 01/09/08.............................................          181
      647   News America Holdings Inc.,
              9.250% 02/01/13.............................................          831
      840   News America Holdings Inc.,
              6.550% 03/15/33.............................................          890
    3,650   News America Holdings Inc.,
              8.150% 10/17/36##...........................................        4,538
      464   R. R. Donnelley & Sons Company,
              4.950% 04/01/14.............................................          460
                                                                             ----------
                                                                                  9,755
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            RAILROADS, TRUCKING AND SHIPPING -- 0.2%
$   4,184   Burlington Northern Santa Fe Corporation,
              6.750% 07/15/11.............................................   $    4,699
                                                                             ----------
            REAL ESTATE -- 0.4%
    3,136   EOP Operating LP,
              7.000% 07/15/11##...........................................        3,523
    3,822   EOP Operating LP,
              4.750% 03/15/14##...........................................        3,688
      567   ERP Operating LP,
              5.200% 04/01/13.............................................          577
                                                                             ----------
                                                                                  7,788
                                                                             ----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.9%
    5,483   Camden Property Trust,
              5.375% 12/15/13##...........................................        5,531
    2,311   Health Care Property Investors, Inc.,
              6.450% 06/25/12##...........................................        2,509
    5,439   iStar Financial Inc., Series B,
              4.875% 01/15/09##...........................................        5,450
    5,283   Simon Property Group, LP
              3.750% 01/30/09##...........................................        5,196
                                                                             ----------
                                                                                 18,686
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 2.1%
    1,330   AT&T Wireless Services Inc.,
              8.125% 05/01/12.............................................        1,607
    1,232   AT&T Wireless Services Inc.,
              8.750% 03/01/31.............................................        1,618
    3,803   BellSouth Corporation,
              5.000% 10/15/06##...........................................        3,947
    1,137   BellSouth Telecommunications Inc.,
              6.375% 06/01/28.............................................        1,163
    7,197   SBC Communications Inc.,
              5.750% 05/02/06##...........................................        7,514
    1,009   Sprint Capital Corporation,
              6.125% 11/15/08.............................................        1,089
    5,223   Sprint Capital Corporation,
              8.375% 03/15/12##...........................................        6,326
    3,977   Sprint Capital Corporation,
              8.750% 03/15/32##...........................................        5,048
      238   Verizon Florida Inc., Series F,
              6.125% 01/15/13.............................................          254
      159   Verizon Global Funding Corporation,
              7.750% 12/01/30.............................................          190
    5,537   Verizon New England Inc.,
              6.500% 09/15/11##...........................................        6,108
    9,157   Verizon Pennsylvania Inc., Series A,
              5.650% 11/15/11##...........................................        9,666
                                                                             ----------
                                                                                 44,530
                                                                             ----------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $683,867).............................................      711,904
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FOREIGN BONDS AND NOTES -- 3.8%
            BROADCASTING AND CABLE -- 0.0%+
$     532   Rogers Cable Inc.,
              6.250% 06/15/13.............................................   $      521
                                                                             ----------
            BUILDING MATERIALS -- 0.1%
    2,287   Hanson Overseas BV,
              6.750% 09/15/05.............................................        2,372
                                                                             ----------
            CHEMICALS -- SPECIALTY -- 0.0%+
      754   Potash Corporation of Saskatchewan Inc.,
              4.875% 03/01/13.............................................          756
                                                                             ----------
            COMMERCIAL BANKING -- 0.2%
    4,170(d) African Development Bank,
              14.000% 11/04/04............................................          647
    3,657   Scotland International Finance,
              4.250% 05/23/13(@)..........................................        3,506
                                                                             ----------
                                                                                  4,153
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 0.2%
    3,471   Tyco International Group SA,
              6.375% 10/15/11.............................................        3,839
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 0.1%
    1,769   Transalta Corporation,
              5.750% 12/15/13.............................................        1,817
                                                                             ----------
            FINANCE -- MISCELLANEOUS -- 0.1%
   13,670(d) KFW International Finance, Inc.,
              14.000% 11/04/04............................................        2,121
                                                                             ----------
            FOOD PRODUCTS -- 0.1%
    2,435   Unilever Capital Corporation,
              6.875% 11/01/05.............................................        2,545
                                                                             ----------
            INTEGRATED OIL -- 0.7%
    4,089   BP Capital Markets,
              2.750% 12/29/06##...........................................        4,075
    2,075   Pemex Project Funding Master Trust,
              7.375% 12/15/14##...........................................        2,262
    5,747   Pemex Project Funding Master Trust,
              8.625%** 02/01/22##.........................................        6,534
    1,087   Suncor Energy, Inc.,
              5.950% 12/01/34.............................................        1,118
                                                                             ----------
                                                                                 13,989
                                                                             ----------
            METALS AND MINING -- 0.5%
    1,144   Alcan Inc.,
              6.450% 03/15/11.............................................        1,281
    1,448   Alcan Inc.,
              7.250% 03/15/31.............................................        1,723
    1,593   BHP Finance USA Ltd.,
              4.800% 04/15/13.............................................        1,613
    2,183   Codelco Inc.,
              5.500% 10/15/13(@)..........................................        2,274

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            METALS AND MINING -- (CONTINUED)
$   1,145   Placer Dome Inc.,
              6.450% 10/15/35.............................................   $    1,205
    1,451   Rio Tinto Finance (USA) Ltd.,
              2.625% 09/30/08.............................................        1,394
                                                                             ----------
                                                                                  9,490
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 0.2%
    3,371   Thomson Corporation,
              5.250% 08/15/13.............................................        3,482
                                                                             ----------
            RAILROADS, TRUCKING AND SHIPPING -- 0.2%
    3,339   Canadian National Railway Company,
              6.900% 07/15/28##...........................................        3,776
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 1.4%
    1,726   British Telecommunications, plc,
              8.375% 12/15/10.............................................        2,081
      774   British Telecommunications, plc,
              8.875% 12/15/30.............................................        1,017
    7,508   Deutsche Telekom International Finance BV,
              5.250% 07/22/13##...........................................        7,683
    3,285   Deutsche Telekom International Finance BV,
              8.750% 06/15/30##...........................................        4,246
    3,522   France Telecom SA,
              9.250%** 03/01/31##.........................................        4,670
    3,735   Telefonos de Mexico, SA,
              4.500% 11/19/08##...........................................        3,746
    7,873   Telus Corporation,
              7.500% 06/01/07##...........................................        8,634
                                                                             ----------
                                                                                 32,077
                                                                             ----------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $78,741)..............................................       80,938
                                                                             ----------
            MORTGAGE-BACKED SECURITIES -- 31.2%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 1.6%
    8,178   Fannie Mae, Series 2002-16, Class PG,
              6.000% 04/25/17##...........................................        8,642
    8,781   Fannie Mae, Series 2002-47, Class QE,
              5.500% 08/25/17##...........................................        9,084
       38   FNR, Series 1991-20, Class G,
              8.250% 03/25/06.............................................           39
      151   Freddie Mac, Series 2360, Class CH,
              6.500% 08/15/30.............................................          151
   10,044   Freddie Mac, Series 2664, Class IO,
              5.500% 05/15/27.............................................        1,159
   10,143   Freddie Mac, Series 2692, Class IA,
              5.500% 01/15/23.............................................          818

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

NATIONS FUNDS

Nations Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- (CONTINUED)
$  54,631   GMAC Commercial Mortgage Securities Inc., Series 1997-C1,
              Class X, Interest Only,
              1.637%** 07/15/29##.........................................   $    2,516
   80,779   Merrill Lynch Mortgage Investors, Inc., Series 1998-C3,
              Interest only,
              1.074%** 12/15/30##.........................................        2,709
    9,437   Residential Asset Mortgage Products, Inc., Series 2004-RS7,
              Class Al1,
              2.010% 08/25/22##...........................................        9,438
                                                                             ----------
                                                                                 34,556
                                                                             ----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 1.3%
        1     9.000% 01/01/05.............................................            1
       66     8.000% 11/01/09-04/01/10....................................           71
      325     8.500% 11/01/26.............................................          357
   25,376     6.500% 11/01/32##...........................................       26,642
                                                                             ----------
                                                                                 27,071
                                                                             ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 23.4%
      893     8.000% 12/01/09.............................................          927
       15     13.000% 01/15/11-02/15/11...................................           17
      418     7.000% 10/01/11.............................................          444
      251     6.000% 09/01/16.............................................          263
      124     10.000% 09/01/18............................................          139
  196,376     5.000% 10/15/19(b)..........................................      199,444
   15,215     6.500% 05/01/32-05/01/33....................................       15,971
   39,000     5.500% 05/10/34(b)..........................................       39,512
  112,610     5.000% 07/12/34(b)..........................................      111,414
  117,000     6.500% 07/12/34(b)..........................................      122,704
       78     3.199%** 08/01/36...........................................           79
                                                                             ----------
                                                                                490,914
                                                                             ----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 4.9%
       13     9.500% 06/15/09-09/15/09....................................           14
       47     8.000% 11/15/07-05/15/17....................................           50
      243     8.500% 12/15/05-02/15/25....................................          268
    3,509     7.500% 12/15/23-07/20/28....................................        3,788
    2,978     7.000% 01/15/30##...........................................        3,180
   94,559     5.500% 07/19/33(b)..........................................       96,155
                                                                             ----------
                                                                                103,455
                                                                             ----------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $658,954).............................................      655,996
                                                                             ----------
            SOVEREIGN GOVERNMENT BONDS AND NOTES -- 3.0%
    2,353   Federal Republic of Brazil,
              2.125%** 04/15/12...........................................        2,180
    5,494   Hellenic Republic,
              6.950% 03/04/08##...........................................        6,140
      479   Korea Development Bank,
              7.250% 05/15/06.............................................          512

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            SOVEREIGN GOVERNMENT BONDS AND NOTES -- (CONTINUED)
$      66   Ontario (Province of),
              7.000% 08/04/05.............................................   $       69
    5,926   Quebec (Province of),
              7.500% 09/15/29##...........................................        7,678
    3,649   Region of Lombardy,
              5.804% 10/25/32##...........................................        3,849
    1,649   Republic of Chile,
              5.500% 01/15/13.............................................        1,718
    3,662   Republic of Italy,
              2.750% 12/15/06.............................................        3,659
    9,453   Republic of Italy,
              3.750% 12/14/07##...........................................        9,565
    5,780   Republic of Poland,
              5.250% 01/15/14##...........................................        5,977
    2,768   Republic of South Africa,
              6.500% 06/02/14.............................................        2,955
    6,750   United Mexican States,
              8.375% 01/14/11##...........................................        7,914
    3,056   United Mexican States,
              6.375% 01/16/13##...........................................        3,218
    6,591   United Mexican States,
              7.500% 04/08/33##...........................................        6,927
                                                                             ----------
            TOTAL SOVEREIGN GOVERNMENT BONDS AND NOTES
              (Cost $59,328)..............................................       62,361
                                                                             ----------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 29.1%
            FEDERAL FARM CREDIT BANK (FFCB) -- 0.6%
   10,000     2.375% 10/01/04##...........................................       10,000
    2,655     2.500% 03/15/06.............................................        2,651
                                                                             ----------
                                                                                 12,651
                                                                             ----------
            FEDERAL HOME LOAN BANK (FHLB) -- 9.7%
    2,300     3.625% 11/14/08.............................................        2,310
    2,500     3.875% 06/14/13.............................................        2,395
  100,000     Discount note 10/12/04......................................       99,947
  100,000     Discount note 10/13/04......................................       99,942
                                                                             ----------
                                                                                204,594
                                                                             ----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 1.8%
    5,000     2.125% 11/15/05##...........................................        4,984
    4,000     5.500% 07/15/06##...........................................        4,191
    4,000     2.875% 05/15/07##...........................................        3,985
    3,634     5.750% 03/15/09##...........................................        3,949
    5,250     6.000% 06/15/11##...........................................        5,810
    4,078     4.500% 01/15/13##...........................................        4,097
    7,510     4.875% 11/15/13##...........................................        7,693
    2,000     6.750% 03/15/31##...........................................        2,387
                                                                             ----------
                                                                                 37,096
                                                                             ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 17.0%
  100,000     Discount note 10/08/04......................................       99,965
  100,000     Discount note 10/12/04......................................       99,947

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Bond Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- (CONTINUED)
$ 100,000     Discount note 10/14/04......................................   $   99,937
    5,249     5.250% 01/15/09##...........................................        5,591
    4,000     3.250% 02/15/09##...........................................        3,940
   40,000     4.375% 07/17/13##...........................................       38,772
    7,000     4.125% 04/15/14(a)..........................................        6,743
    2,567     7.250% 05/15/30.............................................        3,220
                                                                             ----------
                                                                                358,115
                                                                             ----------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $611,123).............................................      612,456
                                                                             ----------
            U.S. TREASURY OBLIGATIONS -- 13.0%
            U.S. TREASURY BONDS -- 0.5%
    9,100     6.250% 08/15/23.............................................       10,626
                                                                             ----------
            U.S. TREASURY NOTES -- 10.7%
    9,000     1.625% 01/31/05(a)..........................................        8,994
    9,750     1.500% 02/28/05##...........................................        9,734
   26,000     1.625% 03/31/05##...........................................       25,953
   15,000     1.625% 04/30/05##...........................................       14,966
    5,000     1.875% 11/30/05.............................................        4,978
   15,000     1.875% 12/31/05(a)..........................................       14,923
   14,000     1.875% 01/31/06##...........................................       13,917
    5,000     1.625% 02/28/06(a)..........................................        4,949
   19,525     2.000% 05/15/06##...........................................       19,392
    4,000     3.125% 05/15/07.............................................        4,034
    2,000     2.750% 08/15/07(a)..........................................        1,995
   13,500     3.250% 08/15/07##...........................................       13,649
    3,000     3.000% 11/15/07(a)..........................................        3,009
   41,000     3.250% 01/15/09(a)..........................................       41,018
    9,000     3.000% 02/15/09(a)..........................................        8,910
    5,550     3.875% 05/15/09.............................................        5,685
    5,000     4.000% 06/15/09(a)..........................................        5,146
    6,800     3.625% 07/15/09(a)..........................................        6,882
    6,000     3.500% 08/15/09.............................................        6,036
    3,330     4.250% 08/15/13.............................................        3,380
    2,000     4.000% 02/15/14.............................................        1,985
      600     4.750% 05/15/14(a)..........................................          630
    3,800     4.250% 08/15/14(a)..........................................        3,840
                                                                             ----------
                                                                                224,005
                                                                             ----------
            U.S. TREASURY STRIPS -- 1.8%
   20,650   Interest only,
              4.319%*** 11/15/13##........................................       13,983
   50,000   Interest only,
              5.239%*** 05/15/23##........................................       19,083
    5,000   Principal only,
              2.737%*** 02/15/07..........................................        4,687
                                                                             ----------
                                                                                 37,753
                                                                             ----------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $270,877).............................................      272,384
                                                                             ----------
                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            WARRANTS -- 0.0%+
              (Cost $0)
    2,898   Solutia Inc.,
              Expire 07/15/09!!(c)........................................            0++
                                                                             ----------
 SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES -- 7.3%
      795   High Yield Portfolio(@)(@)##..................................        7,846
  145,471   Nations Cash Reserves, Capital Class Shares#..................      145,471
                                                                             ----------
            TOTAL AFFILIATED INVESTMENT COMPANIES
              (Cost $152,735).............................................      153,317
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $2,717,484*)................................     130.8%   2,750,992
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............     (30.8)%   (648,441)
                                                                             ----------
            NET ASSETS..........................................     100.0%  $2,102,551
                                                                             ==========

---------------

 * Federal income tax information (see Note 12).

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2004.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2004.

 !!Non-income producing security.

 (@)
   Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 (@)(@)
   Mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

 + Amount represents less than 0.1%.

 ++Amount represents less than $500.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $88,176.

 ##All or a portion of security segregated as collateral for futures contracts and To Be Announced (TBA).

 (a)
   All or portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004, is $85,978 and $85,546, respectively.

 (b)
   TBA -- Securities purchased on a forward commitment basis.

 (c)
   Fair valued security.

 (d)
   Principal amount denominated in South African Rand.

ABBREVIATIONS:
MTN -- Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

NATIONS FUNDS

Nations Strategic Income Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 5.4%
            ASSET-BACKED -- AUTO LOANS -- 4.5%
 $    477   AmeriCredit Automobile Receivables Trust, Series 2001-B, Class
              A4,
              5.370% 06/12/08.............................................   $    485
      940   AmeriCredit Automobile Receivables Trust, Series 2004-BM,
              Class A3,
              2.070% 08/06/08.............................................        928
      623   Bank One Auto Securitization Trust, Series 2003-1, Class A3,
              1.820% 09/20/07.............................................        618
    1,126   BMW Vehicle Owner Trust, Series 2004-A, Class A4,
              3.320% 02/25/09.............................................      1,130
       41   Capital Auto Receivables Asset Trust, Series 2002-2, Class
              CTFS,
              4.180% 10/15/07.............................................         42
      338   Capital Auto Receivables Asset Trust, Series 2002-3, Class
              A2A,
              3.050% 09/15/05.............................................        338
      200   Ford Credit Auto Owner Trust, Series 2002-B, Class B,
              5.180% 10/16/06.............................................        205
      485   Ford Credit Auto Owner Trust, Series 2003-A, Class A4A,
              2.700% 06/15/07.............................................        485
    2,503   Ford Credit Auto Owner Trust, Series 2004-A, Class A4,
              3.540% 11/15/08.............................................      2,520
    1,403   Honda Auto Receivables Owner Trust, Series 2004-1, Class A4,
              3.060% 10/21/09.............................................      1,398
    1,391   Household Automotive Trust, Series 2003-2, Class A3,
              2.310% 04/17/08.............................................      1,386
       41   Mitsubishi Motor Credit America, Inc. Automobile Trust, Series
              2001-1,
              Class A4,
              5.340% 12/15/05.............................................         41
      563   Nissan Auto Receivables Owner Trust, Series 2003-C, Class A4,
              2.700% 12/17/07.............................................        562
      800   Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A3,
              2.270% 10/22/07.............................................        797
                                                                             --------
                                                                               10,935
                                                                             --------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 0.7%
      226   American Express Credit Account Master, Series 2003-4, Class
              A,
              1.690% 01/15/09.............................................        222
    1,130   Citibank Credit Card Issuance Trust, Series 2003-A5, Class A5,
              2.500% 04/07/08.............................................      1,126

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- (CONTINUED)
 $    212   Discover Card Master Trust I, Series 2001-6, Class A,
              5.750% 12/15/08.............................................   $    222
                                                                             --------
                                                                                1,570
                                                                             --------
            ASSET-BACKED -- HOME EQUITY LOANS -- 0.0%+
       18   First Plus Home Loan Trust, Series 1998-2, Class M1,
              7.720% 05/10/24.............................................         18
                                                                             --------
            ASSET-BACKED -- OTHER -- 0.2%
      420   CIT Equipment Collateral, Series 2002-VT1, Class A4,
              4.670% 12/21/09.............................................        426
                                                                             --------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $12,962)..............................................     12,949
                                                                             --------
            CORPORATE BONDS AND NOTES -- 15.2%
            AEROSPACE AND DEFENSE -- 0.3%
      108   Boeing Company,
              5.125% 02/15/13.............................................        112
       19   General Dynamics Corporation,
              4.500% 08/15/10.............................................         19
       91   Goodrich (BF) Corporation,
              7.625% 12/15/12.............................................        107
      204   Northrop Grumman Corporation,
              7.125% 02/15/11.............................................        234
      125   Raytheon Company,
              5.375% 04/01/13.............................................        130
                                                                             --------
                                                                                  602
                                                                             --------
            AUTOMOTIVE -- 0.7%
      443   DaimlerChrysler NA Holdings Corporation,
              4.050% 06/04/08.............................................        447
      485   Ford Motor Company,
              7.450% 07/16/31.............................................        475
      256   General Motors Acceptance Corporation,
              6.150% 04/05/07.............................................        269
      166   General Motors Acceptance Corporation,
              6.875% 09/15/11.............................................        174
      304   General Motors Acceptance Corporation,
              8.000% 11/01/31.............................................        315
                                                                             --------
                                                                                1,680
                                                                             --------
            BEVERAGES -- 0.2%
      176   Anheuser-Busch Companies, Inc.,
              5.950% 01/15/33.............................................        186
      349   Cadbury Schweppes plc,
              5.125% 10/01/13(@)..........................................        354
                                                                             --------
                                                                                  540
                                                                             --------
            BROADCASTING AND CABLE -- 0.7%
      110   Clear Channel Communications, Inc.,
              6.000% 11/01/06.............................................        116
       18   Comcast Cable Communications, Inc.,
              6.375% 01/30/06.............................................         19

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Strategic Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            BROADCASTING AND CABLE -- (CONTINUED)
 $     94   Comcast Cable Communications, Inc.,
              7.125% 06/15/13.............................................   $    106
      385   Liberty Media Corporation,
              3.500% 09/25/06.............................................        383
      135   Tele-Communications, Inc., Class A,
              9.875% 06/15/22.............................................        184
      129   The Walt Disney Company, MTN,
              5.500% 12/29/06.............................................        135
      181   Time Warner Entertainment Company LP,
              7.250% 09/01/08.............................................        201
       11   Time Warner Inc.,
              8.110% 08/15/06.............................................         12
       45   Time Warner Inc.,
              9.125% 01/15/13.............................................         56
      366   Time Warner Inc.,
              7.625% 04/15/31.............................................        421
      110   Viacom Inc., Class B,
              5.625% 05/01/07(a)..........................................        116
                                                                             --------
                                                                                1,749
                                                                             --------
            CHEMICALS -- BASIC -- 0.1%
       92   The Dow Chemical Company,
              6.125% 02/01/11.............................................        100
       68   The Dow Chemical Company,
              7.375% 11/01/29.............................................         79
                                                                             --------
                                                                                  179
                                                                             --------
            CHEMICALS -- SPECIALTY -- 0.3%
      115   E.I. du Pont de Nemours and Company,
              3.375% 11/15/07.............................................        116
       69   Eastman Chemical Company,
              3.250% 06/15/08.............................................         67
      145   Eastman Chemical Company,
              6.300% 11/15/18.............................................        155
       30   Monsanto Company,
              4.000% 05/15/08.............................................         30
      283   Praxair, Inc.,
              6.900% 11/01/06.............................................        306
      101   Praxair, Inc.,
              4.750% 07/15/07.............................................        105
       32   Praxair, Inc.,
              6.500% 03/01/08.............................................         35
                                                                             --------
                                                                                  814
                                                                             --------
            COMMERCIAL BANKING -- 2.7%
      223   AmSouth Bank N.A.,
              4.850% 04/01/13.............................................        224
      623   Bank One Corporation,
              6.000% 08/01/08.............................................        673
      151   Capital One Bank,
              5.000% 06/15/09.............................................        156
      151   Citigroup Inc.,
              6.000% 02/21/12.............................................        166
      655   Citigroup Inc.,
              5.000% 09/15/14(@)..........................................        656

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            COMMERCIAL BANKING -- (CONTINUED)
 $    106   City National Corporation,
              5.125% 02/15/13.............................................   $    107
      382   First Union National Bank,
              5.800% 12/01/08.............................................        411
      223   Golden West Financial Corporation,
              4.750% 10/01/12.............................................        225
      345   J.P. Morgan Chase & Company,
              7.250% 06/01/07.............................................        381
      122   Key Bank N.A.,
              7.000% 02/01/11.............................................        137
       70   Mellon Funding Corporation,
              4.875% 06/15/07.............................................         73
       40   Mellon Funding Corporation,
              6.700% 03/01/08.............................................         45
      418   National City Bank,
              4.625% 05/01/13.............................................        412
      156   PNC Funding Corporation,
              5.750% 08/01/06.............................................        163
      125   Popular North America Inc.,
              4.250% 04/01/08.............................................        127
      114   Popular North America Inc., MTN, Series E,
              6.125% 10/15/06.............................................        120
       70   Regions Financial Corporation,
              7.750% 09/15/24.............................................         86
       86   SouthTrust Bank N.A.,
              4.750% 03/01/13.............................................         86
      125   The Bank of New York, Inc., MTN, Series E,
              3.900% 09/01/07.............................................        127
      187   U.S. Bancorp, MTN, Series N,
              5.100% 07/15/07.............................................        196
      418   Union Planters Corporation,
              4.375% 12/01/10.............................................        420
      181   US Bank N.A., Minnesota,
              2.850% 11/15/06.............................................        181
      358   US Bank N.A., Minnesota,
              6.375% 08/01/11.............................................        400
      116   Washington Mutual, Inc.,
              2.400% 11/03/05.............................................        116
      210   Washington Mutual, Inc.,
              5.625% 01/15/07.............................................        221
      402   Washington Mutual, Inc.,
              4.625% 04/01/14.............................................        384
                                                                             --------
                                                                                6,293
                                                                             --------
            COMMERCIAL SERVICES -- 0.1%
      139   Waste Management, Inc.,
              7.375% 08/01/10.............................................        160
                                                                             --------
            COMPUTER SERVICES -- 0.0%+
      105   Sungard Data Systems Inc.,
              4.875% 01/15/14.............................................        103
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

NATIONS FUNDS

Nations Strategic Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            COMPUTERS AND OFFICE EQUIPMENT -- 0.3%
 $    383   Hewlett-Packard Company,
              5.750% 12/15/06.............................................   $    404
      188   International Business Machines Corporation,
              4.875% 10/01/06.............................................        195
      167   International Business Machines Corporation,
              5.875% 11/29/32.............................................        173
                                                                             --------
                                                                                  772
                                                                             --------
            CONGLOMERATES -- 0.1%
      129   General Electric Company,
              5.000% 02/01/13.............................................        133
                                                                             --------
            CONSUMER CREDIT AND MORTGAGES -- 0.5%
      325   American Express Company,
              5.500% 09/12/06.............................................        340
      102   American Express Company,
              3.750% 11/20/07.............................................        103
      162   American Express Company,
              4.750% 06/17/09.............................................        168
      118   American General Finance Corporation, MTN, Series H,
              2.750% 06/15/08.............................................        114
      541   Countrywide Home Loans, Inc., MTN, Series J,
              5.500% 08/01/06.............................................        565
                                                                             --------
                                                                                1,290
                                                                             --------
            DEPARTMENT AND DISCOUNT STORES -- 0.3%
      145   Target Corporation,
              5.400% 10/01/08.............................................        154
       40   Target Corporation,
              5.375% 06/15/09.............................................         43
      135   Target Corporation,
              5.875% 03/01/12.............................................        147
      166   Wal-Mart Stores, Inc.,
              5.450% 08/01/06.............................................        173
      142   Wal-Mart Stores, Inc.,
              4.550% 05/01/13.............................................        143
                                                                             --------
                                                                                  660
                                                                             --------
            DIVERSIFIED MANUFACTURING -- 0.0%+
      114   Fortune Brands, Inc.,
              2.875% 12/01/06.............................................        114
                                                                             --------
            ELECTRIC POWER -- NON NUCLEAR -- 0.8%
       95   Appalachian Power Company, Series G,
              3.600% 05/15/08.............................................         94
      210   Consolidated Edison Company of New York,
              4.700% 06/15/09.............................................        218
      195   Consolidated Edison Company of New York, Series 2000-C,
              6.625% 12/15/05.............................................        204

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ELECTRIC POWER -- NON NUCLEAR --(CONTINUED)
 $     55   Dominion Resources, Inc.,
              5.000% 03/15/13.............................................   $     55
       29   New York State Electric & Gas,
              5.750% 05/01/23.............................................         29
       38   Ohio Edison Company,
              4.000% 05/01/08.............................................         38
       63   Pacific Gas and Electric Company,
              4.200% 03/01/11.............................................         62
       89   Pacific Gas and Electric Company,
              6.050% 03/01/34.............................................         91
      106   Pepco Holdings, Inc.,
              3.750% 02/15/06.............................................        107
        9   Pepco Holdings, Inc.,
              5.500% 08/15/07.............................................          9
      374   Progress Energy, Inc.,
              6.050% 04/15/07.............................................        396
       72   PSEG Power LLC,
              5.500% 12/01/15.............................................         72
      101   Public Service Electric & Gas Company, MTN, Series C,
              4.000% 11/01/08.............................................        102
      373   TXU Energy Company,
              7.000% 03/15/13.............................................        421
                                                                             --------
                                                                                1,898
                                                                             --------
            ELECTRIC POWER -- NUCLEAR -- 0.7%
      260   American Electric Power Company, Inc.,
              5.250% 06/01/15.............................................        261
      189   CenterPoint Energy Resources Corporation, Series B,
              7.875% 04/01/13.............................................        223
       68   Duquesne Light Company, Series O,
              6.700% 04/15/12.............................................         77
       23   Energy East Corporation,
              6.750% 06/15/12.............................................         26
      147   FirstEnergy Corporation, Series B,
              6.450% 11/15/11.............................................        160
       92   FirstEnergy Corporation, Series C,
              7.375% 11/15/31.............................................        103
      305   MidAmerican Energy Holdings, Series D,
              5.000% 02/15/14.............................................        301
      102   Southern California Edison Company,
              5.000% 01/15/14.............................................        104
       68   Southern California Edison Company,
              6.000% 01/15/34.............................................         71
      190   Southern Company Capital Funding, Series A,
              5.300% 02/01/07.............................................        201
       58   Southern Power Company, Series B,
              6.250% 07/15/12.............................................         63
       90   Virginia Electric and Power Company, Series A,
              5.375% 02/01/07.............................................         94
                                                                             --------
                                                                                1,684
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Strategic Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            EXPLORATION AND PRODUCTION -- 0.2%
 $     63   Devon Energy Corporation,
              7.950% 04/15/32.............................................   $     78
      340   XTO Energy, Inc.,
              7.500% 04/15/12.............................................        400
                                                                             --------
                                                                                  478
                                                                             --------
            FINANCE -- MISCELLANEOUS -- 1.3%
      228   Associates Corporation of North America,
              6.950% 11/01/18.............................................        266
      155   CIT Group Inc.,
              7.375% 04/02/07.............................................        170
       49   General Electric Capital Corporation, MTN, Series A,
              5.875% 02/15/12.............................................         53
      589   General Electric Capital Corporation, MTN, Series A,
              6.750% 03/15/32.............................................        678
      211   Household Finance Corporation,
              7.200% 07/15/06.............................................        226
      193   Household Finance Corporation,
              5.875% 02/01/09.............................................        208
       95   Household Finance Corporation,
              6.375% 11/27/12.............................................        105
       90   Household Finance Corporation,
              7.350% 11/27/32.............................................        107
       89   International Lease Finance Corporation,
              4.500% 05/01/08.............................................         92
      438   International Lease Finance Corporation,
              3.500% 04/01/09.............................................        429
      136   National Rural Utilities Cooperative Finance Corporation,
              3.250% 10/01/07.............................................        135
      140   National Rural Utilities Cooperative Finance Corporation,
              5.750% 08/28/09.............................................        150
      122   National Rural Utilities Cooperative Finance Corporation, MTN,
              Series C,
              8.000% 03/01/32.............................................        158
                                                                             --------
                                                                                2,777
                                                                             --------
            FOOD AND DRUG STORES -- 0.2%
      335   Fred Meyer, Inc.,
              7.450% 03/01/08.............................................        374
       33   The Kroger Company,
              6.800% 04/01/11.............................................         37
       40   The Kroger Company,
              6.750% 04/15/12.............................................         45
                                                                             --------
                                                                                  456
                                                                             --------
            HEALTH SERVICES -- 0.2%
      330   Wellpoint Health Networks Inc.,
              6.375% 06/15/06.............................................        348
       42   Wellpoint Health Networks Inc.,
              6.375% 01/15/12.............................................         46
                                                                             --------
                                                                                  394
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            HEAVY MACHINERY -- 0.4%
 $    239   Caterpillar Financial Services Corporation,
              5.950% 05/01/06.............................................   $    250
      289   Caterpillar Financial Services Corporation,
              4.500% 06/15/09.............................................        297
      186   Caterpillar Financial Services Corporation, MTN, Series F,
              2.350% 09/15/06.............................................        184
      244   John Deere Capital Corporation, MTN, Series D,
              3.125% 12/15/05.............................................        245
                                                                             --------
                                                                                  976
                                                                             --------
            HOUSEHOLD PRODUCTS -- 0.0%+
       63   Procter & Gamble Company,
              4.750% 06/15/07.............................................         66
                                                                             --------
            INSURANCE -- 0.6%
       73   Hartford Life, Inc.,
              7.375% 03/01/31.............................................         88
       59   Marsh & McLennan Companies, Inc.,
              5.875% 08/01/33.............................................         59
      127   Mass Mutual Global Funding II,
              2.550% 07/15/08(@)..........................................        123
       99   MetLife, Inc.,
              5.375% 12/15/12.............................................        103
      101   MetLife, Inc.,
              6.500% 12/15/32.............................................        109
       44   Nationwide Financial Services, Inc., Class A,
              5.900% 07/01/12.............................................         47
      244   Principal Life Global,
              6.250% 02/15/12(@)..........................................        269
       81   Progressive Corporation,
              6.250% 12/01/32.............................................         85
      388   Prudential Funding LLC, MTN,
              6.600% 05/15/08(@)..........................................        431
       78   The Hartford Financial Services Group, Inc.,
              2.375% 06/01/06.............................................         77
       68   The Hartford Financial Services Group, Inc.,
              4.625% 07/15/13.............................................         67
       72   Unitrin Inc.,
              4.875% 11/01/10.............................................         71
                                                                             --------
                                                                                1,529
                                                                             --------
            INTEGRATED OIL -- 0.3%
      209   Conoco Funding Company,
              5.450% 10/15/06.............................................        219
      259   Conoco Funding Company,
              6.350% 10/15/11.............................................        289
      246   USX Corporation,
              6.650% 02/01/06.............................................        258
                                                                             --------
                                                                                  766
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 42

NATIONS FUNDS

Nations Strategic Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            INVESTMENT SERVICES -- 1.5%
 $    115   Bear Stearns Companies Inc.,
              5.700% 01/15/07.............................................   $    121
      388   Bear Stearns Companies Inc.,
              4.500% 10/28/10.............................................        391
      138   Citigroup Global Markets Holdings Inc.,
              6.500% 02/15/08.............................................        151
       42   Credit Suisse First Boston USA, Inc.,
              5.875% 08/01/06.............................................         44
      201   Credit Suisse First Boston USA, Inc.,
              6.125% 11/15/11.............................................        219
       86   Goldman Sachs Group, Inc.,
              4.125% 01/15/08.............................................         88
      568   Goldman Sachs Group, Inc.,
              5.700% 09/01/12.............................................        600
      323   Lehman Brothers Holdings Inc.,
              4.000% 01/22/08.............................................        328
      248   Lehman Brothers Holdings Inc.,
              7.000% 02/01/08.............................................        274
       77   Lehman Brothers Holdings Inc.,
              7.875% 08/15/10.............................................         91
      245   Merrill Lynch & Company, Inc.,
              6.000% 02/17/09.............................................        265
      154   Merrill Lynch & Company, Inc., MTN, Series B,
              3.700% 04/21/08.............................................        154
      701   Morgan Stanley,
              5.300% 03/01/13.............................................        719
                                                                             --------
                                                                                3,445
                                                                             --------
            MEDICAL DEVICES AND SUPPLIES -- 0.0%+
      113   Bristol-Myers Squibb Company,
              4.750% 10/01/06.............................................        117
                                                                             --------
            METALS AND MINING -- 0.1%
      181   Alcoa Inc.,
              7.375% 08/01/10.............................................        211
                                                                             --------
            NATURAL GAS DISTRIBUTION -- 0.1%
      223   NiSource Finance Corporation,
              5.400% 07/15/14.............................................        229
       96   Southern California Gas Company, Series HH,
              5.450% 04/15/18.............................................         99
                                                                             --------
                                                                                  328
                                                                             --------
            NATURAL GAS PIPELINES -- 0.4%
      201   Consolidated Natural Gas Company, Series B,
              5.375% 11/01/06.............................................        209
      276   Duke Capital LLC,
              4.370% 03/01/09(a)..........................................        278
      169   Kinder Morgan, Inc.,
              6.650% 03/01/05.............................................        172
      244   Teppco Partners, LP,
              7.625% 02/15/12.............................................        283
                                                                             --------
                                                                                  942
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            OIL REFINING AND MARKETING -- 0.1%
 $    164   Valero Energy Corporation,
              6.875% 04/15/12.............................................   $    185
                                                                             --------
            PAPER AND FOREST PRODUCTS -- 0.3%
      132   Champion International Corporation,
              7.350% 11/01/25.............................................        148
      132   International Paper Company,
              4.250% 01/15/09.............................................        132
      118   International Paper Company,
              5.850%** 10/30/12...........................................        125
      100   MeadWestvaco Corporation,
              6.850% 04/01/12.............................................        111
      174   MeadWestvaco Corporation,
              8.200% 01/15/30.............................................        209
                                                                             --------
                                                                                  725
                                                                             --------
            PUBLISHING AND ADVERTISING -- 0.2%
       80   Knight-Ridder, Inc.,
              7.125% 06/01/11.............................................         92
       49   News America Holdings Inc.,
              9.250% 02/01/13.............................................         63
       64   News America Holdings Inc.,
              6.550% 03/15/33.............................................         68
      204   News America Holdings Inc.,
              8.150% 10/17/36.............................................        253
       30   R. R. Donnelley & Sons Company,
              4.950% 04/01/14.............................................         30
                                                                             --------
                                                                                  506
                                                                             --------
            RAILROADS, TRUCKING AND SHIPPING -- 0.1%
      212   Burlington Northern Santa Fe Corporation,
              6.750% 07/15/11.............................................        238
                                                                             --------
            REAL ESTATE -- 0.2%
      180   EOP Operating LP,
              7.000% 07/15/11.............................................        202
      268   EOP Operating LP,
              4.750% 03/15/14.............................................        259
       27   ERP Operating LP,
              5.200% 04/01/13.............................................         27
                                                                             --------
                                                                                  488
                                                                             --------
            REAL ESTATE INVESTMENT TRUSTS
              (REITS) -- 0.2%
      326   Camden Property Trust,
              5.375% 12/15/13.............................................        329
      120   Health Care Property Investors, Inc.,
              6.450% 06/25/12.............................................        130
                                                                             --------
                                                                                  459
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 1.0%
       69   AT&T Wireless Services Inc.,
              8.125% 05/01/12.............................................         83
       80   AT&T Wireless Services Inc.,
              8.750% 03/01/31.............................................        105
      223   BellSouth Corporation,
              5.000% 10/15/06.............................................        231

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Strategic Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
 $     76   BellSouth Telecommunications Inc.,
              6.375% 06/01/28.............................................   $     78
      430   SBC Communications Inc.,
              5.750% 05/02/06.............................................        449
       51   Sprint Capital Corporation,
              6.125% 11/15/08.............................................         55
      268   Sprint Capital Corporation,
              8.375% 03/15/12.............................................        325
      237   Sprint Capital Corporation,
              8.750% 03/15/32.............................................        301
       55   Verizon Global Funding Corporation,
              7.750% 12/01/30.............................................         66
      478   Verizon New England Inc.,
              6.500% 09/15/11.............................................        528
      241   Verizon Pennsylvania Inc., Series A,
              5.650% 11/15/11.............................................        254
                                                                             --------
                                                                                2,475
                                                                             --------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $35,327)..............................................     36,232
                                                                             --------
            FOREIGN BONDS AND NOTES -- 2.6%
            BROADCASTING AND CABLE -- 0.0%+
       30   Rogers Cable Inc.,
              6.250% 06/15/13.............................................         29
                                                                             --------
            BUILDING MATERIALS -- 0.1%
      137   Hanson Overseas BV,
              6.750% 09/15/05.............................................        142
                                                                             --------
            CHEMICALS -- SPECIALTY -- 0.0%+
       15   Potash Corporation of Saskatchewan Inc.,
              4.875% 03/01/13.............................................         15
                                                                             --------
            COMMERCIAL BANKING -- 0.7%
   10,150(d) African Development Bank,
              14.000% 11/04/04............................................      1,575
      203   Scotland International Finance,
              4.250% 05/23/13(@)..........................................        195
                                                                             --------
                                                                                1,770
                                                                             --------
            DIVERSIFIED MANUFACTURING -- 0.1%
      225   Tyco International Group SA,
              6.375% 10/15/11.............................................        249
                                                                             --------
            ELECTRIC POWER -- NON NUCLEAR -- 0.0%+
      104   Transalta Corporation,
              5.750% 12/15/13.............................................        107
                                                                             --------
            FINANCE -- MISCELLANEOUS -- 0.1%
      845(d) KFW International Finance Inc.,
              14.000% 11/04/04............................................        131
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            FOOD PRODUCTS -- 0.0%+
 $     66   Unilever Capital Corporation,
              6.875% 11/01/05.............................................   $     69
                                                                             --------
            INTEGRATED OIL -- 0.4%
      243   BP Capital Markets,
              2.750% 12/29/06.............................................        242
      123   Pemex Project Funding Master Trust,
              7.375% 12/15/14.............................................        134
      359   Pemex Project Funding Master Trust,
              8.625%** 02/01/22...........................................        408
       64   Suncor Energy, Inc.,
              5.950% 12/01/34.............................................         66
                                                                             --------
                                                                                  850
                                                                             --------
            METALS AND MINING -- 0.2%
       87   Alcan Inc.,
              6.450% 03/15/11.............................................         97
       82   Alcan Inc.,
              7.250% 03/15/31.............................................         98
       84   BHP Finance USA Ltd.,
              4.800% 04/15/13.............................................         85
      132   Codelco Inc.,
              5.500% 10/15/13(@)..........................................        137
       68   Placer Dome Inc.,
              6.450% 10/15/35.............................................         72
       87   Rio Tinto Finance (USA) Ltd.,
              2.625% 09/30/08.............................................         84
                                                                             --------
                                                                                  573
                                                                             --------
            PUBLISHING AND ADVERTISING -- 0.1%
      204   Thomson Corporation,
              5.250% 08/15/13.............................................        211
                                                                             --------
            RAILROADS, TRUCKING AND SHIPPING -- 0.1%
      192   Canadian National Railway Company,
              6.900% 07/15/28.............................................        217
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 0.8%
       91   British Telecommunications, plc,
              8.375% 12/15/10.............................................        110
       43   British Telecommunications, plc,
              8.875% 12/15/30.............................................         56
      397   Deutsche Telekom International Finance BV,
              5.250% 07/22/13.............................................        406
      249   Deutsche Telekom International Finance BV,
              8.750% 06/15/30.............................................        322
      190   France Telecom SA,
              9.250%** 03/01/31...........................................        252

                       SEE NOTES TO FINANCIAL STATEMENTS.
 44

NATIONS FUNDS

Nations Strategic Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
 $    200   Telefonos de Mexico, SA,
              4.500% 11/19/08.............................................   $    201
      486   Telus Corporation,
              7.500% 06/01/07.............................................        533
                                                                             --------
                                                                                1,880
                                                                             --------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $6,163)...............................................      6,243
                                                                             --------
            MORTGAGE-BACKED SECURITIES -- 18.2%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.6%
      521   Fannie Mae, Series 2002-16, Class PG,
              6.000% 04/25/17.............................................        551
      558   Fannie Mae, Series 2002-47, Class QE,
              5.500% 08/25/17.............................................        577
      613   Freddie Mac, Series 2664, Class IO,
              5.500% 05/15/27.............................................         71
      599   Freddie Mac, Series 2692, Class IA,
              5.500% 01/15/23.............................................         48
    2,458   Merrill Lynch Mortgage Investors, Inc., Series 1998-C3,
              Interest only,
              1.074%** 12/15/30...........................................         82
                                                                             --------
                                                                                1,329
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 15.1%
   10,070     5.000% 10/15/19(c)..........................................     10,227
    4,117     5.000% 10/15/19(c)..........................................      4,181
      398     6.500% 12/01/31-05/01/33....................................        419
    2,529     5.500% 05/10/34(c)..........................................      2,562
    7,180     5.000% 07/12/34(c)..........................................      7,104
   10,982     6.500% 07/12/34(c)..........................................     11,516
                                                                             --------
                                                                               36,009
                                                                             --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 2.5%
    1,325     5.500% 07/19/33(c)..........................................      1,347
    4,483     5.500% 07/19/33(c)..........................................      4,559
                                                                             --------
                                                                                5,906
                                                                             --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $43,330)..............................................     43,244
                                                                             --------
            SOVEREIGN GOVERNMENT BONDS AND NOTES -- 12.1%
    6,847   Federal Republic of Brazil,
              2.125%** 04/15/12...........................................      6,341
    1,250   Federal Republic of Brazil,
              12.750% 01/15/20............................................      1,584
      314   Hellenic Republic,
              6.950% 03/04/08.............................................        351
      400   Malaysia,
              7.500% 07/15/11.............................................        469
      342   Quebec (Province of),
              7.500% 09/15/29.............................................        443

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            SOVEREIGN GOVERNMENT BONDS AND NOTES -- (CONTINUED)
 $    216   Region of Lombardy,
              5.804% 10/25/32.............................................   $    228
    1,749   Republic of Argentina, Series 2031,
              .000%** 06/19/31(b).........................................        513
      300   Republic of Bulgaria,
              8.250% 01/15/15(@)..........................................        370
       46   Republic of Chile,
              5.500% 01/15/13.............................................         48
      792   Republic of Colombia,
              9.750% 04/09/11.............................................        895
      300   Republic of Colombia,
              10.750% 01/15/13............................................        344
      300   Republic of Columbia,
              11.750% 02/25/20............................................        367
      100   Republic of Ecuador,
              12.000% 11/15/12(@).........................................         99
      550   Republic of Ecuador,
              (7.000%) due 08/15/30
              8.000% beginning 08/15/04(@)................................        446
      218   Republic of Italy,
              2.750% 12/15/06.............................................        218
      602   Republic of Italy,
              3.750% 12/14/07.............................................        609
      200   Republic of Panama,
              9.375% 07/23/12.............................................        227
      704   Republic of Peru,
              5.000%** 03/07/17...........................................        648
    1,200   Republic of Philippines,
              8.875% 04/15/08.............................................      1,317
      200   Republic of Philippines,
              10.625% 03/16/25............................................        214
      342   Republic of Poland,
              5.250% 01/15/14.............................................        354
      500   Republic of South Africa,
              7.375% 04/25/12.............................................        564
      176   Republic of South Africa,
              6.500% 06/02/14.............................................        188
      500   Republic of Turkey,
              12.375% 06/15/09............................................        623
      750   Republic of Turkey,
              11.500% 01/23/12............................................        934
      667   Republic of Venezuela,
              2.750%** 12/18/07...........................................        663
      250   Republic of Venezuela,
              9.250% 09/15/27.............................................        246
    4,800   Russian Federation,
              (5.000%) due 03/31/30
              7.500% beginning 03/31/07(@)................................      4,616
      400   United Mexican States,
              8.375% 01/14/11.............................................        469
      181   United Mexican States,
              6.375% 01/16/13.............................................        191
    2,050   United Mexican States,
              11.500% 05/15/26##..........................................      3,085

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Strategic Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            SOVEREIGN GOVERNMENT BONDS AND NOTES -- (CONTINUED)
 $    391   United Mexican States,
              7.500% 04/08/33.............................................   $    411
      550   United Mexican States, Series A,
              9.875% 02/01/10.............................................        678
                                                                             --------
            TOTAL SOVEREIGN GOVERNMENT BONDS
              AND NOTES
              (Cost $25,918)..............................................     28,753
                                                                             --------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 3.6%
            FEDERAL FARM CREDIT BANK (FFCB) -- 0.1%
      280     2.500% 03/15/06.............................................        280
                                                                             --------
            FEDERAL HOME LOAN BANK (FHLB) -- 0.3%
      300     2.000% 02/13/06.............................................        298
      300     3.625% 11/14/08.............................................        301
                                                                             --------
                                                                                  599
                                                                             --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 1.7%
      750     4.250% 06/15/05.............................................        761
    1,000     1.875% 02/15/06.............................................        991
      680     5.125% 10/15/08.............................................        721
      550     5.750% 03/15/09.............................................        598
      546     4.875% 03/15/07-11/15/13....................................        565
      406     6.750% 03/15/31.............................................        485
                                                                             --------
                                                                                4,121
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 1.5%
      394     2.625% 11/15/06.............................................        392
      490     4.375% 09/15/12(a)..........................................        489
    2,728     4.375% 03/15/13-07/17/13....................................      2,653
                                                                             --------
                                                                                3,534
                                                                             --------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $8,431)...............................................      8,534
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            U.S. TREASURY OBLIGATIONS -- 9.3%
            U.S. TREASURY BONDS -- 0.9%
 $  1,810     6.250% 08/15/23.............................................   $  2,113
       50     6.875% 08/15/25.............................................         63
                                                                             --------
                                                                                2,176
                                                                             --------
            U.S. TREASURY NOTES -- 4.5%
      300     2.500% 05/31/06.............................................        300
    2,000     2.750% 06/30/06.............................................      2,009
      250     2.375% 08/15/06.............................................        249
      500     2.625% 03/15/09.............................................        487
    1,800     3.125% 04/15/09.............................................      1,789
      900     3.875% 05/15/09.............................................        922
      450     4.000% 06/15/09.............................................        463
      190     3.625% 07/15/09(a)..........................................        192
      900     3.500% 08/15/09.............................................        905
    1,290     4.250% 08/15/13.............................................      1,309
       96     4.000% 02/15/14.............................................         95
      715     4.750% 05/15/14(a)..........................................        751
    1,070     4.250% 08/15/14(a)..........................................      1,081
                                                                             --------
                                                                               10,552
                                                                             --------
            U.S. TREASURY STRIPS -- 3.9%
    2,250   Interest only,
              4.319%*** 11/15/13..........................................      1,524
    4,550   Interest only,
              5.239%*** 05/15/23..........................................      1,737
    7,000   Principal only,
              3.263%*** 11/15/08##........................................      6,123
                                                                             --------
                                                                                9,384
                                                                             --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $21,643)..............................................     22,112
                                                                             --------
            SHORT TERM INVESTMENTS -- 0.0%+
            U.S. TREASURY BILLS -- 0.0%+
              (Cost $50)
       50     1.883%*** 02/10/05..........................................         50
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 46

NATIONS FUNDS

Nations Strategic Income Fund

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)

 SHARES                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            AFFILIATED INVESTMENT COMPANIES -- 51.7%
    7,199   High Yield Portfolio(@)(@)##..................................   $ 71,073
   51,829   Nations Cash Reserves, Capital Class Shares#..................     51,829
                                                                             --------
            TOTAL AFFILIATED INVESTMENT COMPANIES
              (Cost $122,467).............................................    122,902
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $276,291*)..................................     118.1%   281,019
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............     (18.1)%  (43,065)
                                                                             --------
            NET ASSETS..........................................     100.0%  $237,954
                                                                             ========

---------------

 * Federal income tax information (see Note 12).

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2004.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2004.

 (@)
   Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 (@)(@)
   Mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

 + Amount represents less than 0.1%.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $2,706.

 ##All or a portion of security segregated as collateral for futures contracts and To Be Announced (TBA).

 (a)
   All or portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004, is $2,570 and $2,615, respectively.

 (c)
   TBA -- Securities purchased on a forward commitment basis.

 (d)
   Principal amount denominated in South African Rand.

ABBREVIATIONS:

MTN  --   Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations High Yield Bond Fund

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
                                                                                (000)
----------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 100.1%
            Investment in Nations Master Investment Trust, High Yield Bond
              Master Portfolio*...........................................   $1,079,045
                                                                             ----------
            TOTAL INVESTMENTS...................................     100.1%   1,079,045
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (0.1)%     (1,229)
                                                                             ----------
            NET ASSETS..........................................     100.0%  $1,077,816
                                                                             ==========

---------------

 *The financial statements of the High Yield Bond Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the High Yield Bond Fund's financial statements.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 48

                      [This page intentionally left blank]

NATIONS FUNDS

  STATEMENTS OF ASSETS AND LIABILITIES        SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                      SHORT-
                                                                SHORT-TERM         INTERMEDIATE
                                                                  INCOME            GOVERNMENT
                                                              -----------------------------------
(IN THOUSANDS)
ASSETS:
Non-affiliated investments, at cost.........................  $    1,149,375      $      365,483
Affiliated investments, at cost.............................          64,343              38,269
                                                              --------------      --------------
Non-affiliated investments, at value........................       1,145,171             367,359
Affiliated investments, at value............................          64,343              38,269
Cash........................................................             958                  --
Unrealized appreciation on forward foreign exchange
  contracts.................................................              --                  --
Receivable for investment securities sold...................           6,957                  --
Receivable for Fund shares sold.............................             485                 168
Dividends receivable........................................              26                   6
Interest receivable.........................................          12,094               2,462
Receivable for variation margin.............................              23                  38
                                                              --------------      --------------
    Total assets............................................       1,230,057             408,302
                                                              --------------      --------------
LIABILITIES:
Collateral on securities loaned.............................         (42,189)            (30,745)
Shareholder servicing and distribution fees payable.........             (45)                (30)
Investment advisory fee payable.............................            (194)                (93)
Administration fee payable..................................            (214)                (68)
Variation margin/due to broker..............................              --                 (29)
Unrealized depreciation on forward foreign exchange
  contracts.................................................              --                  --
Payable for investment securities purchased.................          (6,549)                 --
Income distribution payable.................................          (1,568)               (697)
Payable for Fund shares redeemed............................          (1,535)               (400)
Accrued Trustees' fees and expenses.........................             (66)                (85)
Accrued expenses and other liabilities......................            (272)               (123)
                                                              --------------      --------------
    Total liabilities.......................................         (52,632)            (32,270)
                                                              --------------      --------------
NET ASSETS..................................................  $    1,177,425      $      376,032
                                                              ==============      ==============
NET ASSETS CONSIST OF:
Undistributed net investment income/(distributions in excess
  of net investment income).................................  $        1,148      $          (13)
Accumulated net realized gain/(loss) on investments sold,
  future contracts, swaps, options and currency contracts...          (2,264)             (1,058)
Net unrealized appreciation/(depreciation) on:
  Investments...............................................          (4,204)              1,876
  Future contracts..........................................              (6)                 29
  Currency contracts........................................              --                  --
Paid-in capital.............................................       1,182,751             375,198
                                                              --------------      --------------
NET ASSETS..................................................  $    1,177,425      $      376,032
                                                              ==============      ==============
PRIMARY A SHARES:
Net assets..................................................  $1,037,439,545      $  313,288,970
Number of shares outstanding................................     104,552,618          74,542,983
Net asset value and redemption price per share..............  $         9.92      $         4.20
INVESTOR A SHARES:
Net assets..................................................  $  114,486,391      $   34,943,839
Number of shares outstanding................................      11,520,581           8,320,642
Net asset value and redemption price per share..............  $         9.94      $         4.20
Maximum sales charge........................................           1.00%               3.25%
Maximum offering price per share............................  $        10.04      $         4.34
INVESTOR B SHARES:
Net assets..................................................  $    1,567,494      $   22,631,668
Number of shares outstanding................................         157,865           5,384,541
Net asset value and redemption price per share+.............  $         9.93      $         4.20
INVESTOR C SHARES:
Net assets..................................................  $   23,931,899      $    5,167,242
Number of shares outstanding................................       2,409,650           1,231,421
Net asset value and redemption price per share+.............  $         9.93      $         4.20

---------------

 +The redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 50

NATIONS FUNDS

  STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED) SEPTEMBER 30, 2004(UNAUDITED)



      GOVERNMENT       INTERMEDIATE                          STRATEGIC        HIGH YIELD
      SECURITIES           BOND              BOND             INCOME             BOND
-------------------------------------------------------------------------------------------


    $      168,498    $      660,536    $    2,564,749    $      153,824    $    1,017,446
            39,885                --           152,735           122,467                --
    --------------    --------------    --------------    --------------    --------------
           170,532           670,541         2,597,675           158,117         1,079,045
            39,885                --           153,317           122,902                --
                --                --               867               120                --

                --                --                --                12                --
                18                --                --                --                --
                86               377             1,439               202             1,443
                 5                --               614               575                --
             1,109                --            17,411             1,548                --
                --                --                29                 1                --
    --------------    --------------    --------------    --------------    --------------
           211,635           670,918         2,771,352           283,477         1,080,488
    --------------    --------------    --------------    --------------    --------------

           (36,582)               --           (88,176)           (2,706)               --
               (41)              (17)              (18)              (34)             (190)
               (57)               --              (577)              (78)               --
               (24)              (94)             (383)              (43)             (158)
               (56)               --              (160)               (4)               --

                --                --              (228)              (30)               --
                --                --          (569,580)          (41,522)               --
              (249)               --            (4,507)             (721)               --
              (244)             (768)           (3,367)             (141)           (2,101)
               (80)              (46)             (103)              (67)              (31)
               (91)             (142)           (1,702)             (177)             (192)
    --------------    --------------    --------------    --------------    --------------
           (37,424)           (1,067)         (668,801)          (45,523)           (2,672)
    --------------    --------------    --------------    --------------    --------------
    $      174,211    $      669,851    $    2,102,551    $      237,954    $    1,077,816
    ==============    ==============    ==============    ==============    ==============

    $         (407)   $            3    $       11,509    $          728    $           92

            (1,443)           (2,251)            3,033           (14,089)           25,359

             2,034            10,005            33,508             4,728            61,599

               314                --               869                43                --
                --                --              (219)              (19)               --
           173,713           662,094         2,053,851           246,563           990,766
    --------------    --------------    --------------    --------------    --------------
    $      174,211    $      669,851    $    2,102,551    $      237,954    $    1,077,816
    ==============    ==============    ==============    ==============    ==============

    $   92,186,738    $  631,881,900    $2,056,061,191    $  173,677,523    $  724,986,824
         8,706,814        65,279,576       205,390,009        17,010,176        75,976,608
    $        10.59    $         9.68    $        10.01    $        10.21    $         9.54

    $   42,822,212    $   24,037,966    $   33,671,552    $   29,939,273    $  162,288,446
         4,050,109         2,475,263         3,366,081         2,935,239        17,126,246
    $        10.57    $         9.71    $        10.00    $        10.20    $         9.48
             4.75%             3.25%             3.25%             4.75%             4.75%
    $        11.10    $        10.04    $        10.34    $        10.71    $         9.95

    $   37,973,076    $   10,072,028    $   11,230,881    $   31,331,521    $  136,160,438
         3,586,355         1,042,323         1,122,296         3,069,812        14,393,923
    $        10.59    $         9.66    $        10.01    $        10.21    $         9.46

    $    1,229,356    $    3,859,560    $    1,587,389    $    3,005,495    $   54,380,508
           116,446           357,223           158,696           294,649         5,770,867
    $        10.56    $        10.80    $        10.00    $        10.20    $         9.42

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)


For the six months ended September 30, 2004

                                                                                     SHORT-
                                                                SHORT-TERM        INTERMEDIATE
                                                                  INCOME           GOVERNMENT
                                                              ---------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................  $       16,189     $        6,078
Dividends (Net of foreign withholding taxes of $0, $0, $0,
  $0, $0, $0 and $0, respectively)..........................              --                 --
Dividend income from affiliated funds.......................             175                 33
Securities lending..........................................              21                 23
Allocated from portfolio:
Interest+...................................................              --                 --
Dividends (Net of foreign withholding taxes of $0, $0, $0,
  $0, $0, $0 and $1, respectively)+.........................              --                 --
Dividend income from affiliated funds+......................              --                 --
Securities lending+.........................................              --                 --
Expenses+...................................................              --                 --
                                                              --------------     --------------
    Total investment income.................................          16,385              6,134
                                                              --------------     --------------
EXPENSES:
Investment advisory fee.....................................           1,807                581
Administration fee..........................................           1,326                426
Transfer agent fees.........................................             174                 66
Custodian fees..............................................              45                 18
Legal and audit fees........................................              45                 43
Registration and filing fees................................              27                 24
Trustees' fees and expenses.................................              12                 12
Printing expense............................................              27                 15
Other.......................................................              27                  9
Non-recurring costs (see Note 13)...........................             223                 72
Costs assumed by Bank of America Corporation (see Note
  13).......................................................            (223)               (72)
                                                              --------------     --------------
    Subtotal................................................           3,490              1,194
Shareholder servicing and distribution fees:
  Investor A Shares.........................................             148                 45
  Investor B Shares.........................................               8                121
  Investor C Shares.........................................             138                 29
                                                              --------------     --------------
    Total expenses..........................................           3,784              1,389
Fees waived by investment advisor, administrator and/or
  distributor (see Note 3)..................................            (602)                --
Fees reduced by credits allowed by the custodian (see Note
  3)........................................................              (9)                --*
                                                              --------------     --------------
    Net expenses............................................           3,173              1,389
                                                              --------------     --------------
NET INVESTMENT INCOME/(LOSS)................................          13,212              4,745
                                                              --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................           4,445               (620)
  Swap contracts............................................          (5,802)                94
  Written options...........................................              --                (43)
  Futures contracts.........................................             213                 65
  Foreign currency and net other assets.....................            (920)                --
  Allocated from Portfolio:
  Security transactions+....................................              --                 --
  Foreign currency and net other assets+....................              --                 --
                                                              --------------     --------------
Net realized gain/(loss) on investments.....................          (2,064)              (504)
                                                              --------------     --------------
Change in unrealized appreciation/(depreciation) of:
  Securities................................................         (13,141)            (6,448)
  Swap contracts............................................             250                835
  Written options...........................................              --                 --
  Futures contracts.........................................            (206)              (180)
  Foreign currency and net other assets.....................             421               (661)
  Securities allocated from Portfolio+......................              --                 --
                                                              --------------     --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................         (12,676)            (6,454)
                                                              --------------     --------------
Net realized and unrealized gain/(loss) on investments......         (14,740)            (6,958)
                                                              --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $       (1,528)    $       (2,213)
                                                              ==============     ==============

---------------

 *Amount represents less than $500.

+ Allocated from Intermediate Bond Master Portfolio and High Yield Bond Master
  Portfolio, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 52

NATIONS FUNDS

  STATEMENTS OF OPERATIONS (CONTINUED)                           (UNAUDITED)





         GOVERNMENT            INTERMEDIATE                                   STRATEGIC              HIGH YIELD
         SECURITIES                BOND                   BOND                  INCOME                  BOND
--------------------------------------------------------------------------------------------------------------------


       $        3,201         $           --         $       34,623         $        2,932         $           --

                   --                     --                  2,553                  3,085                     --
                   22                     --                  2,836                    266                     --
                   14                     --                     36                      4                     --

                   --                 12,441                     --                     --                 43,207

                   --                     --                     --                     --                    142
                   --                     86                     --                     --                    403
                   --                     27                     --                     --                    155
                   --                 (1,604)                    --                     --                 (3,297)
       --------------         --------------         --------------         --------------         --------------
                3,237                 10,950                 40,048                  6,287                 40,610
       --------------         --------------         --------------         --------------         --------------

                  456                     --                  4,306                    586                     --
                  201                    580                  2,376                    258                    961
                   32                    112                    339                     35                    180
                   13                     --                     82                     13                     --
                   43                     38                     49                     44                     39
                   22                     21                     24                     22                     36
                   12                      5                     12                     12                      5
                   15                     12                     34                     23                     27
                   12                      5                     66                     13                      7
                   34                     --                    400                     --                     --

                  (34)                    --                   (400)                    --                     --
       --------------         --------------         --------------         --------------         --------------
                  806                    773                  7,288                  1,006                  1,255

                   56                     32                     43                     38                    203
                  196                     53                     60                    160                    684
                    7                     22                      8                     16                    277
       --------------         --------------         --------------         --------------         --------------
                1,065                    880                  7,399                  1,220                  2,419

                 (137)                  (171)                  (817)                  (117)                    --

                   --*                    --                     (6)                    --*                    --
       --------------         --------------         --------------         --------------         --------------
                  928                    709                  6,576                  1,103                  2,419
       --------------         --------------         --------------         --------------         --------------
                2,309                 10,241                 33,472                  5,184                 38,191
       --------------         --------------         --------------         --------------         --------------


                 (597)                    --                 31,827                  2,481                     --
                   76                     --                (19,390)                (2,216)                    --
                  (21)                    --                   (240)                   (15)                    --
                   98                     --                    437                      7                     --
                   --                     --                 (2,217)                  (613)                    --

                   --                 (1,646)                    --                     --                 27,701
                   --                     56                     --                     --                     93
       --------------         --------------         --------------         --------------         --------------
                 (444)                (1,590)                10,417                   (356)                27,794
       --------------         --------------         --------------         --------------         --------------

               (3,330)                    --                (32,111)                (1,338)                    --
                  409                     --                  6,031                     73                     --
                   --                     --                     --                     --                     --
                  132                     --                   (932)                   (24)                    --
                 (336)                    --                 (2,494)                   372                     --
                   --                (10,749)                    --                     --                (32,775)
       --------------         --------------         --------------         --------------         --------------

               (3,125)               (10,749)               (29,506)                  (917)               (32,775)
       --------------         --------------         --------------         --------------         --------------
               (3,569)               (12,339)               (19,089)                (1,273)                (4,981)
       --------------         --------------         --------------         --------------         --------------

       $       (1,260)        $       (2,098)        $       14,383         $        3,911         $       33,210
       ==============         ==============         ==============         ==============         ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SHORT-TERM INCOME
                                                              ---------------------------------
                                                                SIX MONTHS
                                                                  ENDED
                                                                 9/30/04           YEAR ENDED
                                                               (UNAUDITED)          3/31/04
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................  $       13,212     $       23,506
Net realized gain/(loss) on investments.....................          (2,064)             4,336
Net change in unrealized appreciation/(depreciation) of
  investments...............................................         (12,676)            (1,216)
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................          (1,528)            26,626
Distributions to shareholders from net investment income:
  Primary A Shares..........................................         (12,025)           (20,742)
  Primary B Shares..........................................              --                 --
  Investor A Shares.........................................          (1,195)            (2,668)
  Investor B Shares.........................................             (10)               (24)
  Investor C Shares.........................................            (178)              (561)
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................          (1,918)            (3,843)
  Primary B Shares..........................................              --                 --
  Investor A Shares.........................................            (215)              (643)
  Investor B Shares.........................................              (3)               (10)
  Investor C Shares.........................................             (54)              (250)
Net increase/(decrease) in net assets from Fund share
  transactions..............................................         (60,824)           278,953
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................         (77,950)           276,838
NET ASSETS:
Beginning of period.........................................       1,255,375            978,537
                                                              --------------     --------------
End of period...............................................  $    1,177,425     $    1,255,375
                                                              ==============     ==============
Undistributed net investment income/(distributions in excess
  of net investment income) at end of period................  $        1,148     $        1,344
                                                              ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 54

NATIONS FUNDS

             SHORT-INTERMEDIATE GOVERNMENT                                 GOVERNMENT SECURITIES
    -----------------------------------------------   ---------------------------------------------------------------
      SIX MONTHS                                                SIX MONTHS
        ENDED                                                     ENDED
       9/30/04                 YEAR ENDED                        9/30/04                         YEAR ENDED
     (UNAUDITED)                3/31/04                        (UNAUDITED)                        3/31/04
---------------------------------------------------------------------------------------------------------------------

    $        4,745           $       10,357                   $        2,309                   $        5,482
              (504)                   4,469                             (444)                           1,516

            (6,454)                  (3,399)                          (3,125)                          (1,039)
    --------------           --------------                   --------------                   --------------

            (2,213)                  11,427                           (1,260)                           5,959

            (4,169)                  (9,343)                          (1,403)                          (3,495)
                --                       (1)                              --                               --
              (428)                    (997)                            (592)                          (1,477)
              (194)                    (495)                            (372)                          (1,013)
               (47)                    (150)                             (14)                             (45)


            (1,477)                  (7,311)                              --                               --
                --                       (2)                              --                               --
              (166)                    (854)                              --                               --
              (111)                    (664)                              --                               --
               (28)                    (220)                              --                               --

           (31,957)                 (86,028)                         (23,003)                         (55,916)
    --------------           --------------                   --------------                   --------------
           (40,790)                 (94,638)                         (26,644)                         (55,987)

           416,822                  511,460                          200,855                          256,842
    --------------           --------------                   --------------                   --------------
    $      376,032           $      416,822                   $      174,211                   $      200,855
    ==============           ==============                   ==============                   ==============

    $          (13)          $           80                   $         (407)                  $         (335)
    ==============           ==============                   ==============                   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                      INTERMEDIATE BOND
                                                              ---------------------------------
                                                                SIX MONTHS
                                                                  ENDED
                                                                 9/30/04           YEAR ENDED
                                                               (UNAUDITED)          3/31/04
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................  $       10,241     $       20,882
Net realized gain/(loss) on investments.....................              --                 --
Net realized gain/(loss) on investments allocated from
  Portfolio+................................................          (1,590)            15,588
Net change in unrealized appreciation/(depreciation) of
  investments...............................................              --                 --
Net change in unrealized appreciation/(depreciation) of
  investments allocated from Portfolio+.....................         (10,749)            (5,461)
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................          (2,098)            31,009
Distributions to shareholders from net investment income:
  Primary A Shares..........................................          (9,809)           (20,528)
  Investor A Shares.........................................            (350)              (854)
  Investor B Shares.........................................            (108)              (268)
  Investor C Shares.........................................             (39)              (108)
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................          (6,029)            (8,162)
  Investor A Shares.........................................            (244)              (374)
  Investor B Shares.........................................            (103)              (158)
  Investor C Shares.........................................             (37)               (66)
Net increase/(decrease) in net assets from Fund share
  transactions..............................................         (36,903)           (22,073)
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................         (55,720)           (21,582)
NET ASSETS:
Beginning of period.........................................         725,571            747,153
                                                              --------------     --------------
End of period...............................................  $      669,851     $      725,571
                                                              ==============     ==============
Undistributed net investment income/(distributions in excess
  of net investment income) at end of period................  $            3     $           68
                                                              ==============     ==============

---------------

+ Allocated from Intermediate Bond Master Portfolio and High Yield Bond Master
  Portfolio, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 56

NATIONS FUNDS

                 BOND                        STRATEGIC INCOME                   HIGH YIELD BOND
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/04         YEAR ENDED        9/30/04         YEAR ENDED        9/30/04         YEAR ENDED
     (UNAUDITED)        3/31/04        (UNAUDITED)        3/31/04        (UNAUDITED)        3/31/04
-------------------------------------------------------------------------------------------------------

    $       33,472   $       87,084   $        5,184   $        9,669   $       38,191   $       79,407
            10,417           36,442             (356)           2,582               --               --

                --               --               --               --           27,794           42,845

           (29,506)          20,000             (917)           8,193               --               --

                --               --               --               --          (32,775)         101,158
    --------------   --------------   --------------   --------------   --------------   --------------

            14,383          143,526            3,911           20,444           33,210          223,410

           (33,856)         (84,977)          (3,924)          (7,952)         (26,302)         (55,841)
              (514)          (1,386)            (678)          (1,619)          (5,783)         (12,118)
              (132)            (420)            (588)          (1,506)          (4,402)          (9,050)
               (19)             (65)             (61)            (149)          (1,778)          (3,894)


           (19,136)         (15,339)              --               --          (20,392)          (7,019)
              (304)            (268)              --               --           (3,852)          (1,557)
              (109)            (113)              --               --           (4,043)          (1,281)
               (15)             (18)              --               --           (1,624)            (543)

          (171,721)        (274,629)          (4,337)          25,148          (57,299)         352,618
    --------------   --------------   --------------   --------------   --------------   --------------
          (211,423)        (233,689)          (5,677)          34,366          (92,265)         484,725

         2,313,974        2,547,663          243,631          209,265        1,170,081          685,356
    --------------   --------------   --------------   --------------   --------------   --------------
    $    2,102,551   $    2,313,974   $      237,954   $      243,631   $    1,077,816   $    1,170,081
    ==============   ==============   ==============   ==============   ==============   ==============

    $       11,509   $       12,558   $          728   $          795   $           92   $          166
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY


                                                                            SHORT-TERM INCOME
                                                              ----------------------------------------------
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2004            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2004
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   17,247    $ 171,144       65,685    $ 659,056
  Issued as reinvestment of dividends.......................      357        3,536          401        4,014
  Redeemed..................................................  (22,323)    (221,384)     (35,361)    (354,471)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   (4,719)   $ (46,704)      30,725    $ 308,599
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    1,235    $  12,282        6,738    $  67,710
  Issued as reinvestment of dividends.......................      103        1,022          234        2,349
  Redeemed..................................................   (1,948)     (19,353)      (7,719)     (77,467)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (610)   $  (6,049)        (747)   $  (7,408)
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................       --    $      --           --    $      --
  Issued as reinvestment of dividends.......................        1           12            3           30
  Redeemed..................................................      (19)        (196)         (42)        (418)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (18)   $    (184)         (39)   $    (388)
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      139    $   1,378          749    $   7,518
  Issued as reinvestment of dividends.......................       16          155           55          553
  Redeemed..................................................     (950)      (9,420)      (2,984)     (29,921)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (795)   $  (7,887)      (2,180)   $ (21,850)
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   (6,142)   $ (60,824)      27,759    $ 278,953
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 58

NATIONS FUNDS

                                                                     SHORT-INTERMEDIATE GOVERNMENT
                                                              --------------------------------------------
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2004
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   4,200    $ 17,547       11,185    $  47,894
  Issued as reinvestment of dividends.......................      74         307          376        1,628
  Redeemed..................................................  (9,871)    (41,158)     (26,101)    (111,957)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................  (5,597)   $(23,304)     (14,540)   $ (62,435)
                                                              ======    ========      =======    =========
PRIMARY B SHARES:
  Issued as reinvestment of dividends.......................      --    $     --            1    $       3
  Redeemed..................................................      --          --          (38)        (161)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................      --    $     --          (37)   $    (158)
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................     568    $  2,373        3,139    $  13,477
  Shares issued upon conversion from Investor B shares......      26         108           61          261
  Issued as reinvestment of dividends.......................     109         455          334        1,437
  Redeemed..................................................  (1,509)     (6,292)      (5,300)     (22,624)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (806)   $ (3,356)      (1,766)   $  (7,449)
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................     321    $  1,341        1,207    $   5,207
  Issued as reinvestment of dividends.......................      57         235          213          919
  Shares redeemed upon conversion into Investor A shares....     (26)       (108)         (61)        (261)
  Redeemed..................................................  (1,273)     (5,315)      (3,718)     (15,901)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (921)   $ (3,847)      (2,359)   $ (10,036)
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      42    $    175          451    $   1,947
  Issued as reinvestment of dividends                             12          49           64          273
  Redeemed..................................................    (403)     (1,674)      (1,913)      (8,170)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (349)   $ (1,450)      (1,398)   $  (5,950)
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................  (7,673)   $(31,957)     (20,100)   $ (86,028)
                                                              ======    ========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                        GOVERNMENT SECURITIES
                                                              ------------------------------------------
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2004
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     164    $  1,723         777    $  8,212
  Issued as reinvestment of dividends.......................       2          17           5          50
  Redeemed..................................................  (1,359)    (14,149)     (3,174)    (33,843)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (1,193)   $(12,409)     (2,392)   $(25,581)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................      86    $    901       1,107    $ 11,828
  Shares issued upon conversion from Investor B shares......      10         102          49         532
  Shares issued upon conversion from Investor C shares......      --*          2          32         338
  Issued as reinvestment of dividends.......................      42         441         102       1,090
  Redeemed..................................................    (683)     (7,125)     (2,213)    (23,499)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (545)   $ (5,679)       (923)   $ (9,711)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      93    $    964         359    $  3,850
  Issued as reinvestment of dividends.......................      29         303          76         814
  Shares redeemed upon conversion into Investor A shares....     (10)       (102)        (49)       (532)
  Redeemed..................................................    (563)     (5,861)     (2,144)    (22,804)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (451)   $ (4,696)     (1,758)   $(18,672)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      19    $    192          50    $    535
  Shares redeemed upon conversion into Investor A shares....      --*         (2)        (32)       (338)
  Issued as reinvestment of dividends.......................       1           8           3          29
  Redeemed..................................................     (41)       (417)       (205)     (2,178)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (21)   $   (219)       (184)   $ (1,952)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (2,210)   $(23,003)     (5,257)   $(55,916)
                                                              ======    ========      ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 60

NATIONS FUNDS

                                                                           INTERMEDIATE BOND
                                                              --------------------------------------------
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2004
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   4,554    $ 43,865       14,503    $ 143,638
  Issued as reinvestment of dividends.......................     242       2,296          342        3,356
  Redeemed..................................................  (7,963)    (76,724)     (16,479)    (163,401)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................  (3,167)   $(30,563)      (1,634)   $ (16,407)
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................     290    $  2,794        1,140    $  11,368
  Shares issued upon conversion from Investor B shares......       5          51            6           63
  Issued as reinvestment of dividends.......................      53         511          105        1,035
  Redeemed..................................................    (723)     (6,979)      (1,605)     (15,909)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (375)   $ (3,623)        (354)   $  (3,443)
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      33    $    322          211    $   2,098
  Issued as reinvestment of dividends.......................      18         167           34          331
  Shares redeemed upon conversion into Investor A shares....      (5)        (51)          (6)         (63)
  Redeemed..................................................    (202)     (1,929)        (427)      (4,208)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (156)   $ (1,491)        (188)   $  (1,842)
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      23    $    242          193    $   2,140
  Issued as reinvestment of dividends.......................       2          21            5           54
  Redeemed..................................................    (140)     (1,489)        (234)      (2,575)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (115)   $ (1,226)         (36)   $    (381)
                                                              ======    ========      =======    =========
                                                              (3,813)   $(36,903)      (2,212)   $ (22,073)
                                                              ======    ========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                   BOND
                                                              ----------------------------------------------
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2004            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2004
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    6,623    $  65,332       31,886    $ 319,377
  Issued as reinvestment of dividends.......................      997        9,726        1,520       15,288
  Redeemed..................................................  (24,413)    (240,760)     (59,490)    (596,534)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................  (16,793)   $(165,702)     (26,084)   $(261,869)
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................      781    $   7,665        3,272    $  32,682
  Shares issued upon conversion from Investor B Shares......       11          106           53          529
  Shares issued upon conversion from Investor C Shares......       --           --            3           34
  Issued as reinvestment of dividends.......................       56          546           96          963
  Redeemed..................................................   (1,231)     (12,095)      (4,062)     (40,483)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (383)   $  (3,778)        (638)   $  (6,275)
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................       27    $     270          223    $   2,240
  Issued as reinvestment of dividends.......................       20          195           43          428
  Shares redeemed upon conversion into Investor A Shares....      (11)        (106)         (53)        (529)
  Redeemed..................................................     (243)      (2,397)        (763)      (7,593)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (207)   $  (2,038)        (550)   $  (5,454)
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................        9    $      84           31    $     313
  Shares redeemed upon conversion into Investor A Shares....       --           --           (3)         (34)
  Issued as reinvestment of dividends.......................        2           20            5           49
  Redeemed..................................................      (31)        (307)        (136)      (1,359)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (20)   $    (203)        (103)   $  (1,031)
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................  (17,403)   $(171,721)     (27,375)   $(274,629)
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 62

NATIONS FUNDS

                                                                           STRATEGIC INCOME
                                                              ------------------------------------------
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2004          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2004
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,143    $ 21,481       7,114    $ 71,908
  Issued as reinvestment of dividends.......................      10          99          24         237
  Redeemed..................................................  (1,996)    (19,972)     (4,177)    (42,064)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     157    $  1,608       2,961    $ 30,081
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     176    $  1,759         773    $  7,769
  Shares issued upon conversion from Investor B Shares......      27         274           5          55
  Issued as reinvestment of dividends.......................      41         415          94         944
  Redeemed..................................................    (478)     (4,790)       (989)     (9,957)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (234)   $ (2,342)       (117)   $ (1,189)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      69    $    696         444    $  4,458
  Issued as reinvestment of dividends.......................      39         394          99         996
  Shares redeemed upon conversion into Investor A Shares....     (27)       (274)         (5)        (55)
  Redeemed..................................................    (378)     (3,777)       (907)     (9,127)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (297)   $ (2,961)       (369)   $ (3,728)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      10    $     98         163    $  1,638
  Issued as reinvestment of dividends.......................       3          33           8          82
  Redeemed..................................................     (77)       (773)       (172)     (1,736)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (64)   $   (642)         (1)   $    (16)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................    (438)   $ (4,337)      2,474    $ 25,148
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                             HIGH YIELD BOND
                                                              ----------------------------------------------
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2004            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2004
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   12,312    $ 117,094       64,383    $ 603,900
  Issued as reinvestment of dividends.......................      673        6,293        1,006        9,559
  Redeemed..................................................  (18,020)    (172,511)     (38,114)    (363,681)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   (5,035)   $ (49,124)      27,275    $ 249,778
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    7,694    $  71,506       33,590    $ 309,598
  Shares issued upon conversion from Investor B Shares......       19          184            6           60
  Issued as reinvestment of dividends.......................      699        6,497          808        7,636
  Redeemed..................................................   (8,030)     (75,716)     (29,066)    (271,166)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      382    $   2,471        5,338    $  46,128
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      712    $   6,710        5,309    $  48,924
  Issued as reinvestment of dividends.......................      543        5,029          631        5,950
  Shares redeemed upon conversion into Investor A Shares....      (19)        (184)          (6)         (60)
  Redeemed..................................................   (1,654)     (15,551)      (2,304)     (21,948)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (418)   $  (3,996)       3,630    $  32,866
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      717    $   6,699        4,655    $  42,641
  Issued as reinvestment of dividends.......................      199        1,835          252        2,352
  Redeemed..................................................   (1,616)     (15,184)      (2,265)     (21,147)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (700)   $  (6,650)       2,642    $  23,846
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   (5,771)   $ (57,299)      38,885    $ 352,618
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 64

                      [This page intentionally left blank]

NATIONS FUNDS

  FINANCIAL HIGHLIGHTS


For a share outstanding throughout each period.





                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
SHORT-TERM INCOME
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)...   $10.06         $0.11           $(0.12)          $(0.01)         $(0.11)
Year ended 3/31/2004#.....................    10.08          0.22             0.04             0.26           (0.23)
Year ended 3/31/2003#.....................     9.82          0.31             0.29             0.60           (0.31)
Year ended 3/31/2002#.....................     9.80          0.48             0.02             0.50           (0.48)
Year ended 3/31/2001......................     9.51          0.58             0.29             0.87           (0.58)
Year ended 3/31/2000......................     9.79          0.56            (0.28)            0.28           (0.56)
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)...   $10.07         $0.10           $(0.11)          $(0.01)         $(0.10)
Year ended 3/31/2004#.....................    10.10          0.20             0.02             0.22           (0.20)
Year ended 3/31/2003#.....................     9.83          0.28             0.30             0.58           (0.28)
Year ended 3/31/2002#.....................     9.81          0.45             0.02             0.47           (0.45)
Year ended 3/31/2001......................     9.51          0.56             0.30             0.86           (0.56)
Year ended 3/31/2000......................     9.79          0.54            (0.28)            0.26           (0.54)
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)...   $10.07         $0.06           $(0.12)          $(0.06)         $(0.06)
Year ended 3/31/2004#.....................    10.09          0.13             0.03             0.16           (0.13)
Year ended 3/31/2003#.....................     9.83          0.21             0.29             0.50           (0.21)
Year ended 3/31/2002#.....................     9.80          0.38             0.03             0.41           (0.38)
Year ended 3/31/2001......................     9.51          0.48             0.29             0.77           (0.48)
Year ended 3/31/2000......................     9.79          0.51            (0.28)            0.23           (0.51)
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)...   $10.07         $0.06           $(0.12)          $(0.06)         $(0.06)
Year ended 3/31/2004#.....................    10.09          0.13             0.03             0.16           (0.13)
Year ended 3/31/2003#.....................     9.83          0.21             0.29             0.50           (0.21)
Year ended 3/31/2002#.....................     9.80          0.38             0.03             0.41           (0.38)
Year ended 3/31/2001......................     9.51          0.48             0.29             0.77           (0.48)
Year ended 3/31/2000......................     9.79          0.47            (0.28)            0.19           (0.47)


                                            DISTRIBUTIONS
                                               FROM NET
                                            REALIZED GAINS
                                            --------------
SHORT-TERM INCOME
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)...      $(0.02)
Year ended 3/31/2004#.....................       (0.05)
Year ended 3/31/2003#.....................       (0.03)
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001......................          --
Year ended 3/31/2000......................          --
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)...      $(0.02)
Year ended 3/31/2004#.....................       (0.05)
Year ended 3/31/2003#.....................       (0.03)
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001......................          --
Year ended 3/31/2000......................          --
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)...      $(0.02)
Year ended 3/31/2004#.....................       (0.05)
Year ended 3/31/2003#.....................       (0.03)
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001......................          --
Year ended 3/31/2000......................          --
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)...      $(0.02)
Year ended 3/31/2004#.....................       (0.05)
Year ended 3/31/2003#.....................       (0.03)
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001......................          --
Year ended 3/31/2000......................          --

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The Reimbursement from Investment Adviser is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

(d)The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.57% for Primary A Shares, 0.82% for Investor A Shares and 1.57% each for Investor B and Investor C Shares.

(e)The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 13) is included in the ratio of operating expenses to average net assets without the waivers and/or expense reimbursements. Absent these non-recurring cost, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.58% for Primary A, 0.83% for Investor A Shares and 1.58% each for Investor B and Investor C Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 66

NATIONS FUNDS

                                                                                                 WITHOUT WAIVERS
                                                                                                 AND/OR EXPENSE
                                                                                                 REIMBURSEMENTS
                                                                                                 ---------------
                                                       RATIO OF      RATIO OF NET                   RATIO OF
    TOTAL       NET ASSET              NET ASSETS     OPERATING       INVESTMENT                    OPERATING
  DIVIDENDS       VALUE                  END OF        EXPENSES      INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD       TO AVERAGE      TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)        NET ASSETS      NET ASSETS       RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------


   $(0.13)       $ 9.92      (0.08)%   $1,037,440     0.48%(a)+          2.24%+          36%          0.62%(a)(e)+
    (0.28)        10.06       2.60      1,099,131     0.47(a)(b)         2.24           164           0.60(a)(d)
    (0.34)        10.08       6.18        791,981     0.50(a)            2.99            54           0.60(a)
    (0.48)         9.82       5.19        493,457     0.52(a)            4.79            80           0.62(a)
    (0.58)         9.80       9.44        358,812     0.51(a)            6.04            42           0.61(a)
    (0.56)         9.51       3.00        398,620     0.50(a)            5.86            62           0.63(a)

   $(0.12)       $ 9.94      (0.10)%   $  114,486     0.73%(a)+          1.99%+          36%          0.87%(a)(e)+
    (0.25)        10.07       2.23        122,202     0.72(a)(b)         1.99           164           0.85(a)(d)
    (0.31)        10.10       6.01        130,036     0.75(a)            2.74            54           0.85(a)
    (0.45)         9.83       4.91         99,453     0.77(a)            4.54            80           0.87(a)
    (0.56)         9.81       9.28          7,658     0.76(a)            5.79            42           0.86(a)
    (0.54)         9.51       2.76         11,831     0.73(a)            5.63            62           0.88(a)

   $(0.08)       $ 9.93      (0.58)%   $    1,567     1.48%(a)+          1.24%+          36%          1.62%(a)(e)+
    (0.18)        10.07       1.58          1,775     1.47(a)(b)         1.24           164           1.60(a)(d)
    (0.24)        10.09       5.12          2,170     1.50(a)            1.99            54           1.60(a)
    (0.38)         9.83       4.25          2,511     1.52(a)            3.79            80           1.62(a)
    (0.48)         9.80       8.36          2,515     1.51(a)            5.04            42           1.61(a)
    (0.51)         9.51       2.40          2,914     1.05(a)            5.31            62           1.63(a)

   $(0.08)       $ 9.93      (0.57)%   $   23,932     1.48%(a)+          1.24%+          36%          1.62%(a)(e)+
    (0.18)        10.07       1.58         32,267     1.47(a)(b)         1.24           164           1.60(a)(d)
    (0.24)        10.09       5.12         54,350     1.50(a)            1.99            54           1.60(a)
    (0.38)         9.83       4.23         39,515     1.52(a)            3.79            80           1.62(a)
    (0.48)         9.80       8.37            833     1.51(a)            5.04            42           1.61(a)
    (0.47)         9.51       1.97            987     1.50(a)            4.86            62           1.63(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.




                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
SHORT-INTERMEDIATE GOVERNMENT
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)...    $4.29         $0.05           $(0.07)          $(0.02)         $(0.05)
Year ended 3/31/2004#.....................     4.36          0.10             0.02             0.12           (0.11)
Year ended 3/31/2003#.....................     4.16          0.12             0.32             0.44           (0.13)
Year ended 3/31/2002#.....................     4.15          0.18             0.01             0.19           (0.18)
Year ended 3/31/2001......................     3.94          0.23             0.21             0.44           (0.23)
Year ended 3/31/2000......................     4.10          0.22            (0.16)            0.06           (0.22)
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)...    $4.29         $0.05           $(0.07)          $(0.02)         $(0.05)
Year ended 3/31/2004#.....................     4.36          0.09             0.02             0.11           (0.10)
Year ended 3/31/2003#.....................     4.16          0.11             0.32             0.43           (0.12)
Year ended 3/31/2002#.....................     4.15          0.17             0.01             0.18           (0.17)
Year ended 3/31/2001......................     3.94          0.22             0.21             0.43           (0.22)
Year ended 3/31/2000......................     4.10          0.22            (0.16)            0.06           (0.22)
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)...    $4.29         $0.03           $(0.07)          $(0.04)         $(0.03)
Year ended 3/31/2004#.....................     4.36          0.06             0.02             0.08           (0.07)
Year ended 3/31/2003#.....................     4.16          0.07             0.32             0.39           (0.08)
Year ended 3/31/2002#.....................     4.15          0.13             0.01             0.14           (0.13)
Year ended 3/31/2001......................     3.94          0.19             0.21             0.40           (0.19)
Year ended 3/31/2000......................     4.10          0.19            (0.16)            0.03           (0.19)
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)...    $4.28         $0.03           $(0.06)          $(0.03)         $(0.03)
Year ended 3/31/2004#.....................     4.36          0.06             0.01             0.07           (0.07)
Year ended 3/31/2003#.....................     4.15          0.07             0.33             0.40           (0.08)
Year ended 3/31/2002#.....................     4.14          0.12             0.01             0.13           (0.12)
Year ended 3/31/2001......................     3.93          0.19             0.21             0.40           (0.19)
Year ended 3/31/2000......................     4.09          0.19            (0.16)            0.03           (0.19)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
SHORT-INTERMEDIATE GOVERNMENT
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)...     $(0.02)
Year ended 3/31/2004#.....................      (0.08)
Year ended 3/31/2003#.....................      (0.11)
Year ended 3/31/2002#.....................         --
Year ended 3/31/2001......................         --
Year ended 3/31/2000......................         --
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)...     $(0.02)
Year ended 3/31/2004#.....................      (0.08)
Year ended 3/31/2003#.....................      (0.11)
Year ended 3/31/2002#.....................         --
Year ended 3/31/2001......................         --
Year ended 3/31/2000......................         --
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)...     $(0.02)
Year ended 3/31/2004#.....................      (0.08)
Year ended 3/31/2003#.....................      (0.11)
Year ended 3/31/2002#.....................         --
Year ended 3/31/2001......................         --
Year ended 3/31/2000......................         --
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)...     $(0.02)
Year ended 3/31/2004#.....................      (0.08)
Year ended 3/31/2003#.....................      (0.11)
Year ended 3/31/2002#.....................         --
Year ended 3/31/2001......................         --
Year ended 3/31/2000......................         --

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The Reimbursement from Investment Adviser is included in the ratio of operating expenses to average net assets (with waivers). Absent this reimbursement, the ratios of operating expenses to average net assets would have been 0.57% for Primary A Shares, 0.82% for Investor A Shares, 1.57% each for Investor B and Investor C Shares.

(d)The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.57% for Primary A Shares, 0.82% for Investor A Shares and 1.57% each for Investor B and Investor C Shares.

(e)The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 13) is included in the ratio of operating expenses to average net assets without the waivers and/or expense reimbursements. Absent these non-recurring cost, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.62% for Primary A, 0.87% for Investor A Shares and 1.62% each for Investor B and Investor C Shares.

 (f)
   Reflects overall Fund ratios of investment income and non-class specific expense.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 68

NATIONS FUNDS

                                                                                             WITHOUT WAIVERS
                                                                                             AND/OR EXPENSE
                                                                                             REIMBURSEMENTS
                                                                                             ---------------
                                                     RATIO OF    RATIO OF NET                   RATIO OF
    TOTAL       NET ASSET              NET ASSETS   OPERATING     INVESTMENT                    OPERATING
  DIVIDENDS       VALUE                  END OF      EXPENSES    INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     TO AVERAGE    TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS    NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------


   $(0.07)        $4.20      (0.36)%    $313,289       0.62%(a)+     2.55%+          14%          0.65%(a)(e)+
    (0.19)         4.29       2.80       343,859       0.56(a)(b)    2.38           206           0.60(a)(d)
    (0.24)         4.36      10.74       413,039       0.62(a)       2.71           180           0.62(a)
    (0.18)         4.16       4.68       390,543       0.62(a)       4.24           486           0.62(a)
    (0.23)         4.15      11.56       496,821       0.59(a)       5.77           108           0.59(a)
    (0.22)         3.94       1.63       497,392       0.60(a)       5.59           177           0.65(a)

   $(0.07)        $4.20      (0.49)%    $ 34,944       0.87%(a)+     2.30%+          14%          0.90%(a)(e)+
    (0.18)         4.29       2.55        39,133       0.81(a)(b)    2.13           206           0.85(a)(d)
    (0.23)         4.36      10.46        47,480       0.87(a)       2.46           180           0.87(a)
    (0.17)         4.16       4.42        41,926       0.87(a)       3.99           486           0.87(a)
    (0.22)         4.15      11.31        44,244       0.82(a)       5.54           108           0.84(a)
    (0.22)         3.94       1.43        45,341       0.80(a)       5.39           177           0.90(a)

   $(0.05)        $4.20      (0.86)%    $ 22,632       1.62%(a)+     1.55%+          14%          1.65%(a)(e)+
    (0.15)         4.29       1.78        27,060       1.56(a)(b)    1.38           206           1.60(a)(d)
    (0.19)         4.36       9.64        37,804       1.62(a)       1.71           180           1.62(a)
    (0.13)         4.16       3.64        17,474       1.62(a)       3.24           486           1.62(a)
    (0.19)         4.15      10.46         8,199       1.59(a)       4.77           108           1.59(a)
    (0.19)         3.94       0.70         8,400       1.51(a)       4.68           177           1.65(a)

   $(0.05)        $4.20      (0.63)%    $  5,167       1.62%(a)+     1.55%(f)+       14%          1.65%(a)(e)+
    (0.15)         4.28       1.56         6,770       1.56(a)(b)    1.38           206           1.60(a)(d)
    (0.19)         4.36       9.91        12,975       1.62(a)       1.71           180           1.62(a)
    (0.12)         4.15       3.63         6,820       1.62(a)       3.24           486           1.62(a)
    (0.19)         4.14      10.49         1,079       1.59(a)       4.77           108           1.59(a)
    (0.19)         3.93       0.74           661       1.54(a)       4.65           177           1.65(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.






                                               NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS
                                                 VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET
                                               BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                               OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME
                                               -----------------------------------------------------------------------------
GOVERNMENT SECURITIES
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)......   $10.76          $0.15            $(0.17)           $(0.02)          $(0.15)
Year ended 3/31/2004#........................    10.74           0.29              0.05              0.34            (0.32)
Year ended 3/31/2003#........................     9.79           0.28              0.98              1.26            (0.31)
Year ended 3/31/2002#........................     9.87           0.43             (0.07)             0.36            (0.44)
Year ended 3/31/2001.........................     9.38           0.60              0.48              1.08            (0.59)
Year ended 3/31/2000.........................     9.86           0.58             (0.48)             0.10            (0.58)
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)......   $10.75          $0.14            $(0.18)           $(0.04)          $(0.14)
Year ended 3/31/2004#........................    10.72           0.26              0.06              0.32            (0.29)
Year ended 3/31/2003#........................     9.78           0.26              0.97              1.23            (0.29)
Year ended 3/31/2002#........................     9.86           0.41             (0.07)             0.34            (0.42)
Year ended 3/31/2001.........................     9.37           0.57              0.49              1.06            (0.57)
Year ended 3/31/2000.........................     9.86           0.57             (0.50)             0.07            (0.56)
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)......   $10.76          $0.10            $(0.17)           $(0.07)          $(0.10)
Year ended 3/31/2004#........................    10.74           0.19              0.04              0.23            (0.21)
Year ended 3/31/2003#........................     9.79           0.19              0.97              1.16            (0.21)
Year ended 3/31/2002#........................     9.87           0.33             (0.07)             0.26            (0.34)
Year ended 3/31/2001.........................     9.38           0.50              0.49              0.99            (0.50)
Year ended 3/31/2000.........................     9.86           0.49             (0.48)             0.01            (0.49)
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)......   $10.73          $0.10            $(0.17)           $(0.07)          $(0.10)
Year ended 3/31/2004#........................    10.71           0.18              0.05              0.23            (0.21)
Year ended 3/31/2003#........................     9.76           0.19              0.97              1.16            (0.21)
Year ended 3/31/2002#........................     9.84           0.33             (0.07)             0.26            (0.34)
Year ended 3/31/2001.........................     9.34           0.52              0.48              1.00            (0.50)
Year ended 3/31/2000.........................     9.86           0.49             (0.52)            (0.03)           (0.49)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

(c)The Reimbursement from Investment Adviser is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

(e)The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.80% for Primary A Shares, 1.05% for Investor A Shares and 1.80% each for Investor B and Investor C Shares.

 (f)
   The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 13) is included in the ratio of operating expenses to average net assets without the waivers and/or expense reimbursements. Absent these non-recurring cost, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.88% for Primary A, 1.13% for Investor A Shares and 1.88% each for Investor B and Investor C Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 70

NATIONS FUNDS

                                                                                   WITHOUT WAIVERS
                                                                                    AND/OR EXPENSE
                                                                                    REIMBURSEMENTS
                                                                                   ----------------
                                        RATIO OF       RATIO OF NET                    RATIO OF
NET ASSET              NET ASSETS      OPERATING        INVESTMENT                    OPERATING
  VALUE                  END OF         EXPENSES      INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
 END OF      TOTAL       PERIOD        TO AVERAGE       TO AVERAGE     TURNOVER        AVERAGE
 PERIOD     RETURN++     (000)         NET ASSETS       NET ASSETS       RATE         NET ASSETS
---------------------------------------------------------------------------------------------------


 $10.59      (0.15)%    $ 92,187          0.73%(a)+        2.81%+          15%         0.92%(a)(f)+
  10.76       3.20       106,547          0.66(a)(c)       2.68           244          0.83(a)(e)
  10.74      13.02       132,009          0.71(a)          2.72           196          0.84(a)
   9.79       3.70       168,621          0.73(a)          4.31           522          0.86(a)
   9.87      11.97       153,799          0.75(a)          6.21           183          0.86(a)
   9.38       1.12       108,798          0.78(b)          6.17           348          0.90

 $10.57      (0.36)%    $ 42,822          0.98%(a)+        2.56%+          15%         1.17%(a)(f)+
  10.75       3.04        49,385          0.91(a)(c)       2.43           244          1.08(a)(e)
  10.72      12.65        59,171          0.96(a)          2.47           196          1.09(a)
   9.78       3.45        54,167          0.98(a)          4.06           522          1.11(a)
   9.86      11.70        57,641          1.00(a)          5.96           183          1.11(a)
   9.37       0.80        57,485          1.03(b)          5.92           348          1.15

 $10.59      (0.64)%    $ 37,973          1.73%(a)+        1.81%+          15%         1.92%(a)(f)+
  10.76       2.18        43,451          1.66(a)(c)       1.68           244          1.83(a)(e)
  10.74      11.91        62,227          1.71(a)          1.72           196          1.84(a)
   9.79       2.67        49,611          1.73(a)          3.31           522          1.86(a)
   9.87      10.86        27,544          1.75(a)          5.21           183          1.86(a)
   9.38       0.22        26,988          1.72(b)          5.23           348          1.90

 $10.56      (0.64)%    $  1,229          1.73%(a)+        1.81%+          15%         1.92%(a)(f)+
  10.73       2.19         1,472          1.66(a)(c)       1.68           244          1.83(a)(e)
  10.71      11.95         3,435          1.71(a)          1.72           196          1.84(a)
   9.76       2.68         2,200          1.73(a)          3.31           522          1.86(a)
   9.84      11.03         1,213          1.75(a)          5.21           183          1.86(a)
   9.34      (0.22)          238          1.78(b)          5.17           348          1.90

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.






                                               NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS
                                                 VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET
                                               BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                               OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME
                                               -----------------------------------------------------------------------------
INTERMEDIATE BOND+++
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)......   $ 9.94          $0.15            $(0.17)           $(0.02)          $(0.15)
Year ended 3/31/2004#........................     9.93           0.29              0.14              0.43            (0.30)
Year ended 3/31/2003#........................     9.41           0.34              0.64              0.98            (0.34)
Year ended 3/31/2002#........................     9.52           0.49             (0.11)             0.38            (0.49)
Year ended 3/31/2001#........................     9.13           0.58              0.39              0.97            (0.58)
Period ended 3/31/2000**.....................     9.52           0.49             (0.37)             0.12            (0.51)
INVESTOR A SHARES*
Six months ended 9/30/2004# (unaudited)......   $ 9.97          $0.14            $(0.17)           $(0.03)          $(0.14)
Year ended 3/31/2004#........................     9.96           0.26              0.15              0.41            (0.28)
Year ended 3/31/2003#........................     9.43           0.32              0.65              0.97            (0.32)
Year ended 3/31/2002#........................     9.55           0.47             (0.12)             0.35            (0.47)
Year ended 3/31/2001#........................     9.15           0.56              0.40              0.96            (0.56)
Period ended 3/31/2000.......................     9.50           0.46             (0.34)             0.12            (0.47)
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)......   $ 9.92          $0.10            $(0.17)           $(0.07)          $(0.10)
Year ended 3/31/2004#........................     9.91           0.19              0.14              0.33            (0.20)
Year ended 3/31/2003#........................     9.39           0.25              0.64              0.89            (0.25)
Year ended 3/31/2002#........................     9.51           0.40             (0.12)             0.28            (0.40)
Year ended 3/31/2001#........................     9.13           0.47              0.42              0.89            (0.51)
Period ended 3/31/2000**.....................     9.52           0.22             (0.36)            (0.14)           (0.25)
INVESTOR C SHARES*
Six months ended 9/30/2004# (unaudited)......   $11.07          $0.10            $(0.18)           $(0.08)          $(0.10)
Year ended 3/31/2004#........................    11.02           0.20              0.17              0.37            (0.20)
Year ended 3/31/2003#........................    10.39           0.23              0.75              0.98            (0.23)
Year ended 3/31/2002#........................    10.47           0.39             (0.08)             0.31            (0.39)
Year ended 3/31/2001#........................     9.32           0.47              1.09              1.56            (0.41)
Period ended 3/31/2000.......................     9.56           0.34             (0.23)             0.11            (0.35)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

+++ The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Intermediate Bond Master Portfolio.

  * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon Intermediate Bond Fund A, and K Shares, which were reorganized into the Intermediate Bond Investor A and Investor C Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC and its investment sub-adviser became Banc of America Capital Management, LLC.

 ** Intermediate Bond Primary A and Investor B Shares commenced operations on
    May 21, 1999 and October 20, 1999.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 72

NATIONS FUNDS

                                                                                                  WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                                       RATIO OF    RATIO OF NET       RATIO OF
                     TOTAL       NET ASSET               NET ASSETS   OPERATING     INVESTMENT        OPERATING
DISTRIBUTIONS      DIVIDENDS       VALUE                   END OF      EXPENSES    INCOME/(LOSS)     EXPENSES TO
   FROM NET           AND          END OF      TOTAL       PERIOD     TO AVERAGE    TO AVERAGE         AVERAGE
REALIZED GAINS   DISTRIBUTIONS     PERIOD     RETURN++     (000)      NET ASSETS    NET ASSETS       NET ASSETS
------------------------------------------------------------------------------------------------------------------


   $(0.09)          $(0.24)        $ 9.68       (0.16)%   $631,882       0.65%+        3.04%+           0.70%+
    (0.12)           (0.42)          9.94        4.44      680,063       0.68          2.94             0.69
    (0.12)           (0.46)          9.93       10.62      695,894       0.70          3.46             0.70
        --           (0.49)          9.41        4.04      261,018       0.78          4.80             0.86
        --           (0.58)          9.52       11.04       51,178       0.78          6.31             0.81
        --           (0.51)          9.13        1.29       18,365       0.81+         6.08+            1.05+

   $(0.09)          $(0.23)        $ 9.71       (0.30)%   $ 24,038       0.90%+        2.79%+           0.95%+
    (0.12)           (0.40)          9.97        4.17       28,403       0.93          2.69             0.94
    (0.12)           (0.44)          9.96       10.43       31,915       0.95          3.21             0.95
        --           (0.47)          9.43        3.66       58,167       1.03          4.55             1.11
        --           (0.56)          9.55       10.88       62,617       1.03          6.06             1.06
        --           (0.47)          9.15        1.34       45,207       1.06+         5.83+            1.30+

   $(0.09)          $(0.19)        $ 9.66       (0.67)%   $ 10,072       1.65%+        2.04%+           1.70%+
    (0.12)           (0.32)          9.92        3.41       11,883       1.68          1.94             1.69
    (0.12)           (0.37)          9.91        9.59       13,739       1.70          2.46             1.70
        --           (0.40)          9.39        2.94        7,003       1.78          3.80             1.86
        --           (0.51)          9.51        9.99        1,290       1.78          5.31             1.81
        --           (0.25)          9.13        1.33          256       1.81+         5.08+            2.05+

   $(0.09)          $(0.19)        $10.80       (0.70)%   $  3,859       1.65%+        2.04%+           1.70%+
    (0.12)           (0.32)         11.07        3.42        5,222       1.68          1.94             1.69
    (0.12)           (0.35)         11.02        9.59        5,605       1.70          2.46             1.70
        --           (0.39)         10.39        2.94        2,586       1.78          3.80             1.86
        --           (0.41)         10.47       17.06          797       1.78          5.31             1.81
        --           (0.35)          9.32        1.18           15       1.81+         5.08+            2.05+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.





                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
BOND
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)...   $10.17         $0.16           $(0.07)          $ 0.09          $(0.16)
Year ended 3/31/2004#.....................    10.00          0.36             0.23             0.59           (0.36)
Year ended 3/31/2003#.....................     9.66          0.35             0.53             0.88           (0.37)
Year ended 3/31/2002#.....................     9.78          0.53            (0.11)            0.42           (0.54)
Year ended 3/31/2001......................     9.37          0.62             0.41             1.03           (0.62)
Year ended 3/31/2000......................     9.93          0.59            (0.52)            0.07           (0.59)
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)...   $10.17         $0.15           $(0.08)          $ 0.07          $(0.15)
Year ended 3/31/2004#.....................     9.99          0.34             0.24             0.58           (0.34)
Year ended 3/31/2003#.....................     9.65          0.33             0.53             0.86           (0.35)
Year ended 3/31/2002#.....................     9.78          0.50            (0.12)            0.38           (0.51)
Year ended 3/31/2001......................     9.37          0.60             0.41             1.01           (0.60)
Year ended 3/31/2000......................     9.93          0.57            (0.52)            0.05           (0.57)
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)...   $10.17         $0.11           $(0.07)          $ 0.04          $(0.11)
Year ended 3/31/2004#.....................     9.99          0.26             0.24             0.50           (0.26)
Year ended 3/31/2003#.....................     9.66          0.25             0.52             0.77           (0.27)
Year ended 3/31/2002#.....................     9.78          0.43            (0.11)            0.32           (0.44)
Year ended 3/31/2001......................     9.37          0.52             0.41             0.93           (0.52)
Year ended 3/31/2000......................     9.93          0.50            (0.52)           (0.02)          (0.50)
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)...   $10.17         $0.11           $(0.08)          $ 0.03          $(0.11)
Year ended 3/31/2004#.....................     9.99          0.26             0.24             0.50           (0.26)
Year ended 3/31/2003#.....................     9.65          0.25             0.53             0.78           (0.27)
Year ended 3/31/2002#.....................     9.78          0.43            (0.12)            0.31           (0.44)
Year ended 3/31/2001......................     9.37          0.52             0.41             0.93           (0.52)
Year ended 3/31/2000......................     9.93          0.48            (0.52)           (0.04)          (0.48)


                                            DISTRIBUTIONS
                                               FROM NET
                                            REALIZED GAINS
                                            --------------
BOND
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)...      $(0.09)
Year ended 3/31/2004#.....................       (0.06)
Year ended 3/31/2003#.....................       (0.17)
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001......................          --
Year ended 3/31/2000......................       (0.04)
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)...      $(0.09)
Year ended 3/31/2004#.....................       (0.06)
Year ended 3/31/2003#.....................       (0.17)
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001......................          --
Year ended 3/31/2000......................       (0.04)
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)...      $(0.09)
Year ended 3/31/2004#.....................       (0.06)
Year ended 3/31/2003#.....................       (0.17)
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001......................          --
Year ended 3/31/2000......................       (0.04)
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)...      $(0.09)
Year ended 3/31/2004#.....................       (0.06)
Year ended 3/31/2003#.....................       (0.17)
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001......................          --
Year ended 3/31/2000......................       (0.04)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

(d)The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.66% for Primary A Shares, 0.91% for Investor A Shares and 1.66% each for Investor B and Investor C Shares.

(e)The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 13) is included in the ratio of operating expenses to average net assets without the waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.68% for Primary A, 0.93% for Investor A Shares and 1.68% each for Investor B and Investor C Shares.

 (f)
   Reflects overall Fund ratios of investment income and non-class specific expense.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 74

NATIONS FUNDS

                                                                                                            WITHOUT WAIVERS
                                                                                                            AND/OR EXPENSE
                                                                                                            REIMBURSEMENTS
                                                                                                           -----------------
                                                                RATIO OF         RATIO OF                      RATIO OF
        TOTAL                                  NET ASSETS      OPERATING      NET INVESTMENT                   OPERATING
      DIVIDENDS       NET ASSET                  END OF         EXPENSES      INCOME/(LOSS)    PORTFOLIO      EXPENSES TO
         AND            VALUE        TOTAL       PERIOD        TO AVERAGE       TO AVERAGE     TURNOVER         AVERAGE
    DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)         NET ASSETS       NET ASSETS       RATE         NET ASSETS
----------------------------------------------------------------------------------------------------------------------------


       $(0.25)         $10.01         0.93%    $2,056,061         0.60%(a)+         3.11%+        162%          0.71%(a)(e)+
        (0.42)          10.17         6.07      2,260,519         0.65(a)           3.61          398           0.68(a)(d)
        (0.54)          10.00         9.32      2,482,229         0.67(a)           3.50          488           0.67(a)
        (0.54)           9.66         4.33      2,256,647         0.68(a)(b)        5.28          314           0.68(a)
        (0.62)           9.78        11.39      2,333,703         0.67(a)           6.53          120           0.67(a)
        (0.63)           9.37         0.97      1,793,913         0.67              6.20           63           0.69

       $(0.24)         $10.00         0.71%    $   33,672         0.85%(a)+         2.86%(f)+     162%          0.96%(a)(e)+
        (0.40)          10.17         5.92         38,114         0.90(a)           3.36          398           0.93(a)(d)
        (0.52)           9.99         9.05         43,828         0.92(a)           3.25          488           0.92(a)
        (0.51)           9.65         3.96         40,902         0.93(a)(b)        5.03          314           0.93(a)
        (0.60)           9.78        11.11         27,220         0.92(a)           6.28          120           0.92(a)
        (0.61)           9.37         0.74         23,420         0.90              5.97           63           0.94

       $(0.20)         $10.01         0.43%    $   11,231         1.60%(a)+         2.11%+        162%          1.71%(a)(e)+
        (0.32)          10.17         5.13         13,518         1.65(a)           2.61          398           1.68(a)(d)
        (0.44)           9.99         8.13         18,783         1.67(a)           2.50          488           1.67(a)
        (0.44)           9.66         3.29         16,877         1.68(a)(b)        4.28          314           1.68(a)
        (0.52)           9.78        10.29          6,994         1.67(a)           5.53          120           1.67(a)
        (0.54)           9.37         0.05          5,637         1.59              5.28           63           1.69

       $(0.20)         $10.00         0.33%    $    1,587         1.60%(a)+         2.11%+        162%          1.71%(a)(e)+
        (0.32)          10.17         5.13          1,823         1.65(a)           2.61          398           1.68(a)(d)
        (0.44)           9.99         8.24          2,823         1.67(a)           2.50          488           1.67(a)
        (0.44)           9.65         3.18          2,387         1.68(a)(b)        4.28          314           1.68(a)
        (0.52)           9.78        10.28          1,321         1.67(a)           5.53          120           1.67(a)
        (0.52)           9.37        (0.24)           934         1.67              5.20           63           1.69

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.





                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
STRATEGIC INCOME
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)...   $10.26         $0.23           $(0.05)          $ 0.18          $(0.23)
Year ended 3/31/2004#.....................     9.84          0.44             0.49             0.93           (0.51)
Year ended 3/31/2003#.....................     9.61          0.46             0.23             0.69           (0.46)
Year ended 3/31/2002#.....................     9.89          0.58            (0.26)            0.32           (0.60)
Year ended 3/31/2001#.....................     9.53          0.66             0.35             1.01           (0.65)
Year ended 3/31/2000......................    10.31          0.68            (0.78)           (0.10)          (0.68)
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)...   $10.25         $0.22           $(0.05)          $ 0.17          $(0.22)
Year ended 3/31/2004#.....................     9.83          0.42             0.49             0.91           (0.49)
Year ended 3/31/2003#.....................     9.60          0.45             0.23             0.68           (0.45)
Year ended 3/31/2002#.....................     9.88          0.55            (0.26)            0.29           (0.57)
Year ended 3/31/2001#.....................     9.52          0.63             0.36             0.99           (0.63)
Year ended 3/31/2000......................    10.31          0.65            (0.79)           (0.14)          (0.65)
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)...   $10.26         $0.18           $(0.05)          $ 0.13          $(0.18)
Year ended 3/31/2004#.....................     9.84          0.34             0.49             0.83           (0.41)
Year ended 3/31/2003#.....................     9.61          0.37             0.23             0.60           (0.37)
Year ended 3/31/2002#.....................     9.89          0.48            (0.26)            0.22           (0.50)
Year ended 3/31/2001#.....................     9.52          0.56             0.37             0.93           (0.56)
Year ended 3/31/2000......................    10.31          0.59            (0.79)           (0.20)          (0.59)
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)...   $10.25         $0.18           $(0.05)          $ 0.13          $(0.18)
Year ended 3/31/2004#.....................     9.83          0.34             0.49             0.83           (0.41)
Year ended 3/31/2003#.....................     9.60          0.37             0.23             0.60           (0.37)
Year ended 3/31/2002#.....................     9.88          0.48            (0.26)            0.22           (0.50)
Year ended 3/31/2001#.....................     9.52          0.56             0.36             0.92           (0.56)
Year ended 3/31/2000......................    10.31          0.58            (0.79)           (0.21)          (0.58)


                                            DISTRIBUTIONS
                                               FROM NET
                                            REALIZED GAINS
                                            --------------
STRATEGIC INCOME
PRIMARY A SHARES
Six months ended 9/30/2004# (unaudited)...      $   --
Year ended 3/31/2004#.....................          --
Year ended 3/31/2003#.....................          --
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001#.....................          --
Year ended 3/31/2000......................       (0.00)##
INVESTOR A SHARES
Six months ended 9/30/2004# (unaudited)...      $   --
Year ended 3/31/2004#.....................          --
Year ended 3/31/2003#.....................          --
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001#.....................          --
Year ended 3/31/2000......................       (0.00)##
INVESTOR B SHARES
Six months ended 9/30/2004# (unaudited)...      $   --
Year ended 3/31/2004#.....................          --
Year ended 3/31/2003#.....................          --
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001#.....................          --
Year ended 3/31/2000......................       (0.00)##
INVESTOR C SHARES
Six months ended 9/30/2004# (unaudited)...      $   --
Year ended 3/31/2004#.....................          --
Year ended 3/31/2003#.....................          --
Year ended 3/31/2002#.....................          --
Year ended 3/31/2001#.....................          --
Year ended 3/31/2000......................       (0.00)##

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 3) on the operating expenses ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(c)Reflects overall Fund ratios of investment income and non-class specific expense.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 76

NATIONS FUNDS

                                                                                                         WITHOUT WAIVERS
                                                                                                         AND/OR EXPENSE
                                                                                                         REIMBURSEMENTS
                                                                                                         ---------------
                                                                RATIO           RATIO                       RATIO OF
        TOTAL                                  NET ASSETS     OPERATING     NET INVESTMENT                  OPERATING
      DIVIDENDS       NET ASSET                  END OF        EXPENSES     INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
         AND            VALUE        TOTAL       PERIOD       TO AVERAGE      TO AVERAGE     TURNOVER        AVERAGE
    DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        NET ASSETS      NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------------


       $(0.23)         $10.21           1.86%   $173,678         0.76%(a)+        4.61%+       174%           0.86%(a)+
        (0.51)          10.26           9.68     172,932         0.71(a)          4.40          411           0.81(a)
        (0.46)           9.84           7.39     136,688         0.78(a)          4.78          255           0.88(a)
        (0.60)           9.61           3.30     143,283         0.81(a)          5.52          199           0.91(a)
        (0.65)           9.89          11.06     177,877         0.72             6.76          238           0.84
        (0.68)           9.53          (0.95)    118,458         0.71(a)          6.80          107           0.90(a)

       $(0.22)         $10.20           1.74%   $ 29,939         1.01%(a)+        4.36%+       174%           1.11%(a)+
        (0.49)          10.25           9.42      32,481         0.96(a)          4.15          411           1.06(a)
        (0.45)           9.83           7.14      32,300         1.03(a)          4.53          255           1.13(a)
        (0.57)           9.60           3.05      26,543         1.06(a)          5.27          199           1.16(a)
        (0.63)           9.88          10.80      29,102         0.97             6.51          238           1.09
        (0.65)           9.52          (1.30)     30,870         0.96(a)          6.55          107           1.15(a)

       $(0.18)         $10.21           1.35%   $ 31,332         1.76%(a)+        3.61%+       174%           1.86%(a)+
        (0.41)          10.26           8.60      34,537         1.71(a)          3.40          411           1.81(a)
        (0.37)           9.84           6.33      36,736         1.78(a)          3.78          255           1.88(a)
        (0.50)           9.61           2.28      45,960         1.81(a)          4.52          199           1.91(a)
        (0.56)           9.89          10.08      50,251         1.72             5.76          238           1.84
        (0.59)           9.52          (1.98)     55,946         1.65(a)          5.86          107           1.90(a)

       $(0.18)         $10.20           1.36%   $  3,005         1.76%(a)+        3.61%(c)+    174%           1.86%(a)+
        (0.41)          10.25           8.61       3,681         1.71(a)          3.40          411           1.81(a)
        (0.37)           9.83           6.33       3,541         1.78(a)          3.78          255           1.88(a)
        (0.50)           9.60           2.28       1,997         1.81(a)          4.52          199           1.91(a)
        (0.56)           9.88           9.98       1,527         1.72             5.76          238           1.84
        (0.58)           9.52          (2.04)      1,202         1.71(a)          5.80          107           1.90(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.





                                            NET ASSET                     NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET         AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING     INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)#    INVESTMENTS     FROM OPERATIONS     INCOME
                                            --------------------------------------------------------------------------
HIGH YIELD BOND+++
PRIMARY A SHARES
Six months ended 9/30/2004 (unaudited)....   $ 9.86         $0.35            $(0.04)          $ 0.31          $(0.35)
Year ended 3/31/2004......................     8.57          0.73              1.38             2.11           (0.73)
Year ended 3/31/2003......................     8.86          0.77             (0.29)            0.48           (0.77)
Year ended 3/31/2002......................     9.27          0.86             (0.34)            0.52           (0.88)
Year ended 3/31/2001......................     9.90          0.96             (0.54)            0.42           (1.05)
Period ended 3/31/2000*...................    10.00          0.09             (0.11)           (0.02)          (0.08)
INVESTOR A SHARES
Six months ended 9/30/2004 (unaudited)....   $ 9.79         $0.34            $(0.03)          $ 0.31          $(0.34)
Year ended 3/31/2004......................     8.52          0.70              1.36             2.06           (0.70)
Year ended 3/31/2003......................     8.80          0.75             (0.28)            0.47           (0.75)
Year ended 3/31/2002......................     9.22          0.80             (0.32)            0.48           (0.85)
Year ended 3/31/2001......................     9.88          0.96             (0.58)            0.38           (1.04)
Period ended 3/31/2000*...................    10.00          0.08             (0.12)           (0.04)          (0.08)
INVESTOR B SHARES
Six months ended 9/30/2004 (unaudited)....   $ 9.77         $0.30            $(0.03)          $ 0.27          $(0.30)
Year ended 3/31/2004......................     8.51          0.64              1.35             1.99           (0.64)
Year ended 3/31/2003......................     8.80          0.69             (0.29)            0.40           (0.69)
Year ended 3/31/2002......................     9.21          0.76             (0.33)            0.43           (0.79)
Year ended 3/31/2001......................     9.88          0.92             (0.62)            0.30           (0.97)
Period ended 3/31/2000**..................    10.00          0.07             (0.12)           (0.05)          (0.07)
INVESTOR C SHARES
Six months ended 9/30/2004 (unaudited)....   $ 9.74         $0.30            $(0.04)          $ 0.26          $(0.30)
Year ended 3/31/2004......................     8.47          0.64              1.36             2.00           (0.64)
Year ended 3/31/2003......................     8.77          0.69             (0.30)            0.39           (0.69)
Year ended 3/31/2002......................     9.19          0.76             (0.34)            0.42           (0.79)
Year ended 3/31/2001......................     9.87          0.90             (0.61)            0.29           (0.97)
Period ended 3/31/2000***.................    10.02          0.04             (0.12)           (0.08)          (0.07)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

+++ The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the High Yield Bond Master Portfolio.

  * High Yield Bond Primary A and Investor A Shares commenced operations on February 14, 2000.

 ** High Yield Bond Investor B Shares commenced operations on February 17, 2000.

 ***High Yield Bond Investor C Shares commenced operations on March 8, 2000.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a)Reflects overall Fund ratios of investment income and non-class specific expense.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 78

NATIONS FUNDS

                                                                                                              WITHOUT WAIVERS
                                                                                                              AND/OR EXPENSE
                                                                                                              REIMBURSEMENTS
                                                                                                              ---------------
                                                                                 RATIO OF       RATIO OF         RATIO OF
                         TOTAL                                   NET ASSETS     OPERATING    NET INVESTMENT      OPERATING
    DISTRIBUTIONS      DIVIDENDS       NET ASSET                   END OF        EXPENSES    INCOME/(LOSS)      EXPENSES TO
       FROM NET           AND            VALUE        TOTAL        PERIOD       TO AVERAGE     TO AVERAGE         AVERAGE
    REALIZED GAINS   DISTRIBUTIONS   END OF PERIOD   RETURN++       (000)       NET ASSETS     NET ASSETS       NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------


        $(0.28)         $(0.63)          $9.54         3.45%      $724,987         0.85%+         7.35%+            0.85%+
         (0.09)          (0.82)           9.86        25.30        798,398         0.84           7.62              0.84
            --           (0.77)           8.57         6.19        460,639         0.90           9.47              0.90
         (0.05)          (0.93)           8.86         6.05        194,867         0.93           9.75              1.00
            --           (1.05)           9.27         4.51         61,181         0.93          10.97              1.45
            --           (0.08)           9.90        (0.12)         9,394         0.93+          7.03+            12.66+

        $(0.28)         $(0.62)          $9.48         3.34%      $162,288         1.10%+         7.10%(a)+         1.10%+
         (0.09)          (0.79)           9.79        24.88        163,916         1.09           7.37              1.09
            --           (0.75)           8.52         6.07         97,154         1.15           9.22              1.15
         (0.05)          (0.90)           8.80         5.69         31,551         1.18           9.50              1.25
            --           (1.04)           9.22         3.99          8,344         1.18          10.72              1.70
            --           (0.08)           9.88        (0.33)           371         1.18+          6.78+            12.91+

        $(0.28)         $(0.58)          $9.46         3.08%      $136,160         1.85%+         6.35%(a)+         1.85%+
         (0.09)          (0.73)           9.77        23.91        144,762         1.84           6.62              1.84
            --           (0.69)           8.51         5.20         95,110         1.90           8.47              1.90
         (0.05)          (0.84)           8.80         5.06         64,091         1.93           8.75              2.00
            --           (0.97)           9.21         3.29         22,106         1.93           9.97              2.45
            --           (0.07)           9.88        (0.47)         3,426         1.93+          6.03+            13.66+

        $(0.28)         $(0.58)          $9.42         2.98%      $ 54,381         1.85%+         6.35%(a)+         1.85%+
         (0.09)          (0.73)           9.74        24.15         63,005         1.84           6.62              1.84
            --           (0.69)           8.47         5.09         32,453         1.90           8.47              1.90
         (0.05)          (0.84)           8.77         4.96         15,213         1.93           8.75              2.00
            --           (0.97)           9.19         3.20          1,891         1.93           9.97              2.45
            --           (0.07)           9.87        (0.76)            59         1.93+          6.03+            13.66+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2004, Funds Trust offered fifty-six separate portfolios. These financial statements pertain only to the following U.S. government and corporate bond portfolios of Funds Trust: Short-Term Income Fund, Short-Intermediate Government Fund, Government Securities Fund, Intermediate Bond Fund, Bond Fund, Strategic Income Fund and High Yield Bond Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of Funds Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

Intermediate Bond Fund and High Yield Bond Fund (the "Feeder Funds") seek to achieve their investment objectives by investing substantially all of their assets in Intermediate Bond Master Portfolio and High Yield Bond Master Portfolio, respectively (the "Master Portfolios"), each a series of Nations Master Investment Trust (the "Master Trust"), another open-end management investment company in the Nations Funds family. The Master Portfolios each have the same investment objective as that of its corresponding Feeder Fund. The values of the Feeder Funds' investments in the respective Master Portfolios included in the Statements of net assets reflect the Feeder Funds' proportionate beneficial interests in the net assets of the respective Master Portfolios (96.8% for Intermediate Bond Master Portfolio and 94.2% for High Yield Bond Master Portfolio at September 30, 2004). The financial statements of the Master Portfolios, including their schedules of investments, are included elsewhere within this report and should be read in conjunction with the Feeder Funds' financial statements. Other funds not registered under the 1940 Act and managed by Banc of America Capital Management, LLC ("BACAP"), whose financial statements are not presented here, also invest in the Master Portfolios.

Certain Funds invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

The valuation of each Feeder Fund's investment in its corresponding Master Portfolio is based on the reported net asset value of that Master Portfolio. The Master Portfolios use valuation policies consistent with those described above.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Futures contracts: The Short-Term Income, Short-Intermediate Government, Government Securities, Bond and Strategic Income Funds may invest in futures contracts for the purposes of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates or to enhance the portfolio's return. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the changes in market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Funds may purchase and write call and put options on securities, futures and swap contracts ("swaptions"). A Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures, and to seek to enhance return.

The Funds may write covered call options and put options on securities in which they are permitted to invest from time to time in seeking to attain each Fund's objective. Call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price. In the case of put options, a Fund is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Funds may also write combinations of covered puts and calls on the same underlying security. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Funds typically receive a premium from writing a put or call option, which would increase the Funds' return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

Foreign currency transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. London time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, each Fund may enter into forward currency exchange contracts only under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of assets and liabilities. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Swaps: The Funds may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of assets and liabilities. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund's basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

Stripped securities: Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest-only security. The market value of these securities consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Dollar rolls: The Funds may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund's policy is to record the component of dollar rolls using "to be announced" mortgage-backed securities ("TBA Dollar Rolls") as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. Bond and Strategic Income Funds had dollar rolls outstanding as of September 30, 2004, which are included in Payable for investment securities purchased on each Statements of assets and liabilities. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar roll commitments.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

The Feeder Funds record their share of the investment income and realized and unrealized gains and losses reported by the Master Portfolios on a daily basis. The investment income and realized and unrealized gains and losses are allocated daily to investors in the Master Portfolios based upon the relative value of their investments in the Master Portfolios.

Dividends and distributions to shareholders: It is the policy of each Fund (except Intermediate Bond and High Yield Bond) to declare dividends from net investment income daily and to pay such dividends monthly. Intermediate Bond and High Yield Bond Funds declare and pay dividends monthly. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class. The Feeder Funds record their share of the expenses reported by the Master Portfolios on a daily basis. The expenses are allocated daily to investors in the Master Portfolios based upon the relative value of the Feeder Funds' investments in the Master Portfolios.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Funds Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with BACAP, a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreement, BACAP is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following maximum annual rates multiplied by the average daily net assets of each Fund:

                                                              ANNUAL RATE
                                                              -----------
Short-Term Income, Short-Intermediate Government............     0.30%
Bond........................................................     0.40%
Strategic Income............................................     0.50%

                                                                   FEES ON AVERAGE DAILY
                                              FEES ON AVERAGE           NET ASSETS          FEES ON AVERAGE DAILY
                                              DAILY NET ASSETS       BETWEEN $200 AND             NET ASSETS
                                             UP TO $200 MILLION        $250 MILLION         EXCEEDING $250 MILLION
                                             ---------------------------------------------------------------------
Government Securities......................        0.50%                   0.45%                    0.40%

The Feeder Funds indirectly pay for investment advisory services through their investments in their corresponding Master Portfolios (see Note 2 of Notes to financial statements of the Master Portfolios).

The High Yield Bond Feeder Fund indirectly pays for sub-advisory services through its investments in its corresponding Master Portfolio (See Note 2 of Notes to financial statements of the Master Portfolios).

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of Funds Trust. Under the administration agreement, BACAP Distributors is currently entitled to receive a fee, computed daily and paid monthly, at the maximum annual rate of 0.22% of the average daily net assets of all Funds except for Intermediate Bond Fund, which pays a monthly fee at the maximum annual rate of 0.17% of its average daily net assets and High Yield Bond Fund, which pays a monthly fee at the maximum annual rate of 0.18% of its average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to an agreement with BACAP Distributors. For the six months ended September 30, 2004, BACAP Distributors earned an annual rate of 0.17% of the Funds' average daily net assets (net of waivers and sub-administration fees) for its administration services.

BNY serves as the custodian of Funds Trust's assets.

PFPC Inc. serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Funds. Bank of America is entitled to receive from the transfer agent a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Primary A shares of the Funds. For the six months ended September 30, 2004, Bank of America earned the following sub-transfer agent fees from the Funds for providing such services and these amounts are included in "Transfer agent fees" in each Fund's Statements of operations.

                                                              SUB-TRANSFER AGENT FEE
FUND                                                                  (000)
------------------------------------------------------------------------------------
Short-Term Income...........................................           $13
Short-Intermediate Government...............................             5
Government Securities.......................................             2
Intermediate Bond...........................................            11
Bond........................................................            31
Strategic Income............................................             3
High Yield Bond.............................................            10

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


BACAP Distributors serves as distributor of the Funds' shares. For the six months ended September 30, 2004, the Funds were informed that the distributor received the following:

                                                               FRONT END               CONTINGENT DEFERRED
                                                              SALES CHARGE                 SALES CHARGE
                                                                 (000)                        (000)
                                                              ------------    --------------------------------------
FUND                                                           INVESTOR A     INVESTOR A    INVESTOR B    INVESTOR C
--------------------------------------------------------------------------------------------------------------------
Short-Term Income...........................................      $  4            $2           $ --          $ 2
Short-Intermediate Government...............................         6             1             40           --*
Government Securities.......................................        14            --             30           --
Intermediate Bond...........................................         7            --             11           --*
Bond........................................................         5            --             15           --*
Strategic Income............................................        14            --             16           --*
High Yield Bond.............................................       135             8            129           19

---------------

 *Amount represents less than $500.

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from Funds Trust for serving as an Officer of Funds Trust.

Funds Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of Funds Trust. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statements of assets and liabilities.

Certain Funds have made daily investments of cash balances in the Nations Cash Reserves, another portfolio of Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included in its Statement of operations as "Dividend income from affiliated funds". BACAP and BACAP Distributors earn advisory and administration fees on the investments made in the Nations Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Funds. For the six months ended September 30, 2004, BACAP and BACAP Distributors earned the following fees related to investments in affiliated funds:

                                                             ADVISORY FEES           ADMINISTRATION FEES
                                                           (EARNED BY BACAP)    (EARNED BY BACAP DISTRIBUTORS)
FUND                                                             (000)                      (000)
--------------------------------------------------------------------------------------------------------------
Short-Term Income........................................        $ 18                        $  9
Short-Intermediate Government............................           3                           2
Government Securities....................................           2                           1
Bond.....................................................         306                         157
Strategic Income.........................................          29                          15

Certain Funds have invested in portfolios contained within the various Nations Trusts, pursuant to an exemptive order received from the Securities and Exchange Commission. Bond Fund has invested in Convertible Securities Fund, a portfolio of Funds Trust. Strategic Income Fund and Bond Fund have invested in High Yield Portfolio, a portfolio of Master Trust. The income earned from such investments is included in their Statements of operations as "Dividend income from affiliated funds". BACAP has agreed to waive advisory fees on Bond Fund's investment in Convertible Securities Fund and this waiver is included in Bond Fund's Statement of operations as "Fees waived by investment advisor, administrator and/or distributor".

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


3.  TOTAL OPERATING EXPENSE LIMITATIONS

During the six months ended September 30, 2004 and until July 31, 2005, BACAP Distributors has agreed to waive 0.05% of its administration fees for Government Securities Fund.

BACAP and/or its affiliates may, from time to time, reduce its fees payable by each Fund. During the six months ended September 30, 2004 and until July 31, 2005, BACAP has agreed to waive its advisory fees for the Funds set forth below (as a percentage of the Funds' average daily net assets):

Short-Term Income...........................................  0.10%
Government Securities.......................................  0.10%*
Strategic Income............................................  0.10%

---------------

 *Contractual advisory fees are based on asset breakpoints causing this percentage to fluctuate, as the advisory waiver is subject to change in order to maintain a net advisory fee of 0.40% of Government Securities' average daily net assets. The advisory fee waiver presented reflects the maximum advisory fee waiver.

In addition, during the six months ended September 30, 2004 and until July 31, 2005, BACAP and/or BACAP Distributors has agreed to reimburse expenses and/or waive their fees to the extent that the total expenses (excluding interest expense and shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

FUND                                                          ANNUAL RATE
-------------------------------------------------------------------------
Intermediate Bond Fund......................................     0.81%
Bond........................................................     0.60%
High Yield Bond Fund........................................     0.93%

BACAP and/or BACAP Distributors is entitled to recover from Intermediate Bond Fund and Bond Fund any fees waived or expenses reimbursed by BACAP and/or BACAP Distributors during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue. At September 30, 2004, for Intermediate Bond Fund no fees were recoverable by BACAP and/or BACAP Distributors pursuant to this arrangement. At September 30, 2004, for Bond Fund, $816,540 was recoverable.

For the six months ended September 30, 2004, expenses of the Funds were reduced by $16,221 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

4.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Funds Trust has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C Shares of each Fund and a combined distribution and shareholder servicing plan for the Investor A Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the applicable classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP Distributors.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                               CURRENT
                                                                 RATE
                                                              (AFTER FEE    PLAN
                                                               WAIVERS)     LIMIT
                                                              -------------------
Investor A Combined Distribution and Shareholder Servicing
  Plan......................................................    0.25%*      0.25%
Investor B and Investor C Shareholder Servicing Plans.......    0.25%       0.25%
Investor B and Investor C Distribution Plans................    0.75%       0.75%

---------------

 *Short-Term Income Fund pays its shareholder servicing fees, at the rates shown above, under a separate servicing plan.

5.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2004 were as follows:

                                                              PURCHASES     SALES
                                                                (000)       (000)
                                                              ---------------------
Short-Term Income...........................................  $169,894     $177,066
Short-Intermediate Government...............................        20          305
Government Securities.......................................        10          153
Bond........................................................   100,986      104,699
Strategic Income............................................    11,600        8,936

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 2004 were as follows:

                                                              PURCHASES       SALES
                                                                (000)         (000)
                                                              ------------------------
Short-Term Income...........................................  $  243,696    $  263,141
Short-Intermediate Government...............................      54,679        76,443
Government Securities.......................................      26,578        43,650
Bond........................................................   3,355,004     3,369,087
Strategic Income............................................     262,104       274,538

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


6.  FUTURES CONTRACTS

At September 30, 2004, the following Funds had futures contracts open:

                                                                                                                  UNREALIZED
                                                                          VALUE OF CONTRACT   MARKET VALUE OF   APPRECIATION/
                                                              NUMBER OF      WHEN OPENED         CONTRACTS      (DEPRECIATION)
DESCRIPTION                                                   CONTRACTS         (000)              (000)            (000)
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INCOME FUND:
U.S. 2 year Treasury Note Futures (long position) expiring
  December 2004(a)..........................................     250          $ 52,832           $ 52,808           $ (24)
U.S. 5 year Treasury Note Futures (short position) expiring
  December 2004(a)..........................................      90             9,949              9,967              18
                                                                                                                    -----
  Total net unrealized appreciation.........................                                                        $  (6)
                                                                                                                    =====
SHORT-INTERMEDIATE GOVERNMENT FUND:
U.S. 5 year Treasury Note Futures (long position) expiring
  December 2004(a)..........................................      55             6,061              6,091           $  30
U.S. 10 year Treasury Note Futures (long position) expiring
  December 2004(a)..........................................     183            20,404             20,610             206
U.S. 20 year Treasury Bond Futures (short position) expiring
  December 2004(a)..........................................     (94)          (10,342)           (10,549)           (207)
                                                                                                                    -----
  Total net unrealized appreciation.........................                                                        $  29
                                                                                                                    =====
GOVERNMENT SECURITIES FUND:
U.S. 20 year Treasury Bond Futures (long position) expiring
  December 2004(a)..........................................     122            13,404             13,691           $ 287
U.S. 10 year Treasury Note Futures (long position) expiring
  December 2004(a)..........................................      30             3,345              3,379              34
U.S. 5 year Treasury Note Futures (short position) expiring
  December 2004(a)..........................................     (10)           (1,101)            (1,108)             (7)
U.S. 2 year Treasury Note Futures (short position) expiring
  December 2004(a)..........................................     (15)           (3,168)            (3,168)             --
                                                                                                                    -----
  Total net unrealized appreciation.........................                                                        $ 314
                                                                                                                    =====
BOND FUND:
U.S. 5 year Treasury Note Futures (long position) expiring
  December 2004(a)..........................................     132          $ 14,547           $ 14,619           $  72
U.S. 2 year Treasury Note Futures (long position) expiring
  December 2004(a)..........................................      95            20,076             20,067              (9)
U.S. 20 year Treasury Bond Futures (long position) expiring
  December 2004(a)..........................................     395            43,397             44,326             929
U.S. 10 year Treasury Note Futures (short position) expiring
  December 2004(a)..........................................    (124)          (13,842)           (13,965)           (123)
                                                                                                                    -----
  Total net unrealized appreciation.........................                                                        $ 869
                                                                                                                    =====
STRATEGIC INCOME FUND:
U.S. 20 year Treasury Bond Futures (long position) expiring
  December 2004(a)..........................................      11             1,208              1,234           $  26
U.S. 5 year Treasury Note Futures (long position) expiring
  December 2004(a)..........................................      43             4,741              4,762              21
U.S. 10 year Treasury Note Futures (short position) expiring
  December 2004(a)..........................................      (7)             (784)              (788)             (4)
                                                                                                                    -----
  Total net unrealized appreciation.........................                                                        $  43
                                                                                                                    =====

---------------

(a)Securities have been segregated as collateral for the Fund's open futures contracts.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


7.  WRITTEN OPTIONS

Written options for the six months ended September 30, 2004 aggregated the following:

                                                                NUMBER      PREMIUM
                                                                  OF        RECEIVED
SUMMARY OF WRITTEN OPTIONS (FUND)                             CONTRACTS*     (000)
------------------------------------------------------------------------------------
SHORT-INTERMEDIATE GOVERNMENT:
Outstanding at March 31, 2004...............................       --         $ --
Contracts opened............................................     0.64            4
Contracts closed............................................       --           --
Contracts expired...........................................    (0.64)          (4)
                                                                -----         ----
Outstanding at September 30, 2004...........................       --         $ --
                                                                =====         ====
GOVERNMENT SECURITIES:
Outstanding at March 31, 2004...............................       --         $ --
Contracts opened............................................     0.30            2
Contracts closed............................................       --           --
Contracts expired...........................................    (0.30)          (2)
                                                                -----         ----
Outstanding at September 30, 2004...........................       --         $ --
                                                                =====         ====
BOND:
Outstanding at March 31, 2004...............................       --         $ --
Contracts opened............................................     3.48           23
Contracts closed............................................       --           --
Contracts expired...........................................    (3.48)         (23)
                                                                -----         ----
Outstanding at September 30, 2004...........................       --         $ --
                                                                =====         ====
STRATEGIC INCOME:
Outstanding at March 31, 2004...............................       --         $ --
Contracts opened............................................     0.22            1
Contracts closed............................................       --           --
Contracts expired...........................................    (0.22)          (1)
                                                                -----         ----
Outstanding at September 30, 2004...........................       --         $ --
                                                                =====         ====

---------------

 *1 contract = $1,000,000 notional amount.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


8.  FORWARD FOREIGN CURRENCY CONTRACTS

At September 30, 2004, the following Funds had forward foreign currency contracts outstanding:

                                                                  VALUE OF          VALUE OF                         UNREALIZED
                                                                  CONTRACT        CONTRACT WHEN    MARKET VALUE    APPRECIATION/
                                                                WHEN OPENED          OPENED        OF CONTRACT     (DEPRECIATION)
                                                 LOCAL        (LOCAL CURRENCY)    (US DOLLARS)     (US DOLLARS)     (US DOLLARS)
DESCRIPTION                                    CURRENCY            (000)              (000)           (000)            (000)
---------------------------------------------------------------------------------------------------------------------------------
BOND:
CONTRACTS TO SELL
                                             South African
Expiring November 5, 2004..................      Rand              (7,643)           $(1,062)        $(1,174)          $(112)
                                             South African
Expiring November 5, 2004..................      Rand              (7,205)             (1029)         (1,107)            (78)
                                             South African
Expiring November 5, 2004..................      Rand              (2,193)              (318)           (336)            (18)
                                             South African
Expiring November 5, 2004..................      Rand              (2,192)              (318)           (336)            (18)
                                             South African
Expiring November 5, 2004..................      Rand                (285)               (42)            (44)             (2)
                                                                                                                       -----
  Total net unrealized depreciation........                                                                            $(228)
                                                                                                                       =====
STRATEGIC INCOME FUND:
CONTRACTS TO SELL:
                                             South African
Expiring November 5, 2004..................      Rand             (10,762)            (1,623)         (1,653)            (30)
                                             South African
Expiring November 5, 2004..................      Rand              (1,383)              (224)           (212)             12
                                                                                                                       -----
  Total net unrealized depreciation........                                                                            $ (18)
                                                                                                                       =====

---------------

 *Amount represents less than $500.

9.  SHARES OF BENEFICIAL INTEREST

As of September 30, 2004, an unlimited number of shares of beneficial interest without par value were authorized for Funds Trust. Funds Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Investor B Shares generally convert to Investor A Shares based on the following conditions:

              SHORT-INTERMEDIATE GOVERNMENT/INTERMEDIATE BOND/BOND

INVESTOR B SHARES PURCHASED:                          WILL CONVERT TO INVESTOR A SHARES AFTER:
----------------------------------------------------------------------------------------------
-- after November 15, 1998                                     Eight years
-- between August 1, 1998 and November 15, 1998
  $0 - $249,999                                                Six years
  $250,000 - $499,999                                          Six years
  $500,000 - $999,999                                          Five years

             GOVERNMENT SECURITIES/STRATEGIC INCOME/HIGH YIELD BOND

INVESTOR B SHARES PURCHASED:                          WILL CONVERT TO INVESTOR A SHARES AFTER:
----------------------------------------------------------------------------------------------
-- after November 15, 1998                                     Eight years
-- between August 1, 1997 and November 15, 1998
  $0 - $249,999                                                Nine years
  $250,000 - $499,999                                          Six years
  $500,000 - $999,999                                          Five years
-- before August 1, 1997                                       Eight Years

See Schedules of capital stock activity.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


10.  LINE OF CREDIT

Funds Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

The Funds had no borrowings outstanding at September 30, 2004. During the six months ended September 30, 2004, there were no borrowings by the Funds under the Agreement.

11.  SECURITIES LENDING

Under an agreement with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from investment of the collateral. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral. The income earned by each Fund from securities lending is included in its Statement of operations.

At September 30, 2004, the following Funds had securities on loan:

                                                                                      MARKET
                                                               MARKET VALUE OF         VALUE
                                                              LOANED SECURITIES    OF COLLATERAL
FUND                                                                (000)              (000)
------------------------------------------------------------------------------------------------
Short-Term Income...........................................       $40,997            $42,189
Short-Intermediate Government...............................        29,745             30,745
Government Securities.......................................        35,382             36,582
Bond........................................................        85,546             88,176
Strategic Income............................................         2,615              2,706

12.  INCOME TAXES

Information on the tax components of capital as of September 30, 2004 is as follows:

                                                                                                                      NET TAX
                                                                                                                     UNREALIZED
                                                                                                                   APPRECIATION/
                                                                                                                   (DEPRECIATION)
                                                                                                    NET TAX        ON DERIVATIVES
                                                    COST OF                                        UNREALIZED       AND FOREIGN
                                                  INVESTMENTS     GROSS TAX       GROSS TAX      APPRECIATION/      CURRENCY AND
                                                    FOR TAX       UNREALIZED      UNREALIZED     (DEPRECIATION)      NET OTHER
                                                   PURPOSES      APPRECIATION    DEPRECIATION    ON INVESTMENTS        ASSETS
FUND                                                 (000)          (000)           (000)            (000)             (000)
---------------------------------------------------------------------------------------------------------------------------------
Short-Term Income...............................  $1,213,718       $ 2,289         $(6,493)         $(4,204)            $ (6)
Short-Intermediate Government...................     403,752         3,224          (1,348)           1,876               29
Government Securities...........................     208,383         2,962            (928)           2,034              314
Intermediate Bond...............................         N/A*          N/A*            N/A*          10,005               --
Bond............................................   2,717,484        41,214          (7,706)          33,508              650
Strategic Income................................     276,291         5,056            (328)           4,728               24
High Yield......................................         N/A*          N/A*            N/A*          61,599               --

---------------

 *See corresponding Master Portfolio for tax basis information.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


At March 31, 2004, the following Funds had available for federal income tax purposes unused capital losses as follows:

                                                            EXPIRING    EXPIRING    EXPIRING    EXPIRING
                                                            IN 2008     IN 2009     IN 2010     IN 2011
FUND                                                         (000)       (000)       (000)       (000)
--------------------------------------------------------------------------------------------------------
Government Securities.....................................   $  571      $   --      $   --      $   --
Strategic Income..........................................    5,691       3,544       1,929       3,212

The future years utilization of the capital loss carryforward for the Government Securities Fund is subject to certain limitations.

During the year ended March 31, 2004, the following Funds utilized capital losses as follows:

                                                                  CAPITAL
                                                              LOSSES UTILIZED
FUND                                                               (000)
-----------------------------------------------------------------------------
Government Securities.......................................      $1,246
Strategic Income............................................       5,664

13.  CONTINGENCIES AND OTHER EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in various mutual funds including certain Funds. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and "late trading." The NYAG later announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name the Funds, among others, as defendants (see Civil Litigation below).

The independent Trustees of the Funds have engaged independent legal counsel and, through them, accountants to evaluate the extent of any monetary impact to any Funds from discretionary market timing or from late trading. On September 8, 2003, Bank of America Corporation and the Boards of Trustees of the Funds (the "Boards") jointly announced that: (i) to the extent that the independent counsel and accountants determine that the Funds were adversely affected by any late trading or any discretionary market timing agreement, BACAP would make appropriate restitution; and (ii) BACAP and BACAP Distributors would promptly return to the Funds that were the subject of a market timing agreement all advisory and administration fees they received as a result of such an agreement, irrespective as to whether or not there is an independent determination of any negative impact to any Fund shareholders. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by the Funds in connection with this matter.

Assumptions and Reimbursements

For the six months ended September 30, 2004, Bank of America Corporation has assumed $4.5 million of legal, shareholder communications, audit related, transfer agent, consulting and Trustee costs and fees incurred by the Funds impacted in connection with the regulatory and civil litigation matters discussed above. These non-recurring costs were allocated to 19 Funds based on their respective average nets assets for the six months ended September 30, 2004. These non-recurring costs on a per Fund basis are shown in that Fund's respective Statement of operations. Because these costs were borne by Bank of America Corporation and not any Fund, an offsetting waiver of these costs is also presented in each respective Fund's Statement of operations as, "Costs assumed by Bank of America Corporation". The impact to the expense ratio of each impacted Fund is reflected in the Fund's Financial highlights.

Settlements in Principle with Regulators

On March 15, 2004, Bank of America Corporation and FleetBoston Financial Corporation ("Fleet") entered into agreements in principle (each an "Agreement" and together, the "Agreements") with the NYAG and the SEC over

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


matters related to improper late trading and market timing of mutual funds. As noted below, on April 1, 2004, Bank of America Corporation acquired Fleet.

Under the Agreements, Bank of America Corporation has agreed to pay $250 million in total disgorgement and restitution and a penalty of $125 million and FleetBoston Financial Corporation agreed to pay $70 million in total disgorgement and restitution and a penalty of $70 million. In addition, the Agreement with the NYAG requires an aggregate reduction in mutual fund fees of $32 million per year for five years across selected non-money market funds in the Nations Funds and Fleet mutual fund complexes. The final amount payable as restitution and whether such restitution will be effectuated through a Fund or directly to shareholders, has not yet been determined.

When finalized, the Agreements will conclude the investigation by the NYAG and the SEC of Bank of America Corporation and its affiliates relating to late trading and market timing activities, provided that the NYAG and the SEC have reserved the right to continue their respective investigations of and actions against individuals.

Management believes that the Agreements, and their finalization, could have a positive effect, but in no case will they have a material adverse effect, on any Fund's financial positions or results of operations. However, a review by the accountants engaged to investigate these matters for the Boards remains ongoing. Accordingly, an estimate of the financial impact on any Fund cannot currently be made.

Bank of America Corporation Acquisition of Fleet

On April 1, 2004, Bank of America Corporation acquired Fleet. As a result of this acquisition, Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributor, Inc. ("CFDI") are now indirect wholly-owned subsidiaries of Bank of America Corporation. The SEC and NYAG filed proceedings against both CMA and CFDI on February 24, 2004 alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual funds shares and violated certain New York anti-fraud statutes. In order to settle these matters, as noted above, Fleet entered into the March 15, 2004 Agreements with the NYAG and the SEC. In addition, both Bank of America and Fleet committed to use best efforts to implement certain enhanced governance and compliance procedures with respect to advised mutual funds and agreed to the retention of independent consultants to review compliance, control and other policies and procedures relating to their respective mutual fund advisory businesses.

If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, or if any final settlement includes an injunction against CMA or CFDI prohibiting them from engaging in certain conduct, CMA, CFDI or any company that is an affiliated person of CMA and CFDI could be barred from serving as an investment adviser or distributor for any investment company registered under the Investment Company Act of 1940. As a result of the Fleet acquisition, BACAP and BACAP Distributors are now affiliated persons of CMA and CFDI and, therefore, under these circumstances, could be barred from serving as an investment adviser or distributor for any registered investment company, including the Funds. If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, it is expected that BACAP and BACAP Distributors would seek exemptive relief from the SEC to permit them to continue serving as the investment adviser and distributor of the Funds.

Civil Litigation

In connection with the events described in detail above, various parties have filed suit against certain Funds, their Boards and/or Bank of America Corporation (and affiliated entities). These cases have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland.

These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio and
Nations High Yield Bond Master Portfolio Semi-Annual Report

                                     SEPTEMBER 30, 2004 (UNAUDITED)

The following pages should be read in conjunction with Nations Intermediate Bond and Nations High Yield Bond Funds' Semi-Annual Report.

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 10.9%
            ASSET-BACKED -- AUTO LOANS -- 6.2%
 $  2,544   AmeriCredit Automobile Receivables Trust, Series 2001-B, Class
              A4,
              5.370% 06/12/08.............................................   $  2,585
    3,068   Bank One Auto Securitization Trust, Series 2003-1, Class A3,
              1.820% 09/20/07.............................................      3,043
    5,811   BMW Vehicle Owner Trust, Series 2004-A, Class A4,
              3.320% 02/25/09.............................................      5,830
      209   Capital Auto Receivables Asset Trust, Series 2002-2, Class
              CTFS,
              4.180% 10/15/07.............................................        211
    1,698   Capital Auto Receivables Asset Trust, Series 2002-3, Class
              A2A,
              3.050% 09/15/05.............................................      1,700
    2,000   Chase Manhattan Auto Owner Trust, Series 2003-C, Class A3,
              2.260% 11/15/07.............................................      1,991
    1,015   Ford Credit Auto Owner Trust, Series 2002-B, Class B,
              5.180% 10/16/06.............................................      1,038
    5,116   Ford Credit Auto Owner Trust, Series 2003-A, Class A4A,
              2.700% 06/15/07.............................................      5,121
    6,444   Honda Auto Receivables Owner Trust, Series 2004-1, Class A4,
              3.060% 10/21/09.............................................      6,421
    4,016   Household Automotive Trust, Series 2003-2, Class A3,
              2.310% 04/17/08.............................................      4,003
      289   Mitsubishi Motor Credit America, Inc. Automobile Trust, Series
              2001-1,
              Class A4,
              5.340% 12/15/05.............................................        290
    3,220   Nissan Auto Receivables Owner Trust, Series 2003-C, Class A4,
              2.700% 12/17/07.............................................      3,213
    7,512   Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A3,
              2.270% 10/22/07.............................................      7,485
                                                                             --------
                                                                               42,931
                                                                             --------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 4.3%
    6,860   Bank One Issuance Trust, Series 2002-A4, Class A4,
              2.940% 06/16/08.............................................      6,888
    3,552   Chase Credit Card Master Trust, Series 2002-2, Class C,
              2.660%** 07/16/07...........................................      3,562
    4,500   Citibank Credit Card Issuance Trust, Series 2001-A6, Class A6
              5.650% 06/16/08.............................................      4,710
    6,401   Citibank Credit Card Issuance Trust, Series 2003-A5, Class A5,
              2.500% 04/07/08.............................................      6,377

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- (CONTINUED)
 $  5,000   Discover Card Master Trust I, Series 2001-6, Class A,
              5.750% 12/15/08.............................................   $  5,245
    3,000   MBNA Master Credit Card Trust, Series 1998-F, Class A,
              1.980%** 02/15/08...........................................      3,003
                                                                             --------
                                                                               29,785
                                                                             --------
            ASSET-BACKED -- HOME EQUITY LOANS -- 0.0%+
        5   Bombardier Capital Mortgage Securitization, Series 1998-A,
              Class A3,
              6.230% 04/15/28.............................................          5
       91   First Plus Home Loan Trust, Series 1998-2, Class M1,
              7.720% 05/10/24.............................................         91
                                                                             --------
                                                                                   96
                                                                             --------
            ASSET-BACKED -- OTHER -- 0.4%
    2,400   CIT Equipment Collateral, Series 2002-VT1, Class A4,
              4.670% 12/21/09.............................................      2,435
                                                                             --------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $75,528)..............................................     75,247
                                                                             --------
            CORPORATE BONDS AND NOTES -- 41.1%
            AEROSPACE AND DEFENSE -- 0.5%
      317   Boeing Company,
              5.125% 02/15/13.............................................        327
      252   General Dynamics Corporation,
              4.500% 08/15/10.............................................        257
      483   Goodrich (BF) Corporation,
              7.625% 12/15/12.............................................        567
    1,106   Northrop Grumman Corporation,
              7.125% 02/15/11.............................................      1,272
      700   Raytheon Company,
              5.375% 04/01/13.............................................        728
                                                                             --------
                                                                                3,151
                                                                             --------
            AUTOMOTIVE -- 2.7%
    3,842   DaimlerChrysler NA Holdings Corporation,
              4.050% 06/04/08.............................................      3,876
    6,242   Ford Motor Credit Company,
              7.375% 10/28/09.............................................      6,838
      988   General Motors Acceptance Corporation,
              6.150% 04/05/07.............................................      1,038
    4,081   General Motors Acceptance Corporation,
              6.875% 09/15/11.............................................      4,281
    2,674   Toyota Motor Credit Corporation, MTN,
              2.700% 01/30/07.............................................      2,651
                                                                             --------
                                                                               18,684
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            BEVERAGES -- 0.5%
 $  1,142   Anheuser-Busch Companies, Inc.,
              6.000% 04/15/11.............................................   $  1,255
    2,016   Cadbury Schweppes plc,
              5.125% 10/01/13(@)..........................................      2,048
        3   Coca-Cola Company,
              5.750% 03/15/11.............................................          3
                                                                             --------
                                                                                3,306
                                                                             --------
            BROADCASTING AND CABLE -- 1.9%
    1,607   Clear Channel Communications, Inc.,
              6.000% 11/01/06.............................................      1,687
    1,104   Comcast Cable Communications, Inc.,
              6.375% 01/30/06.............................................      1,150
    1,620   Comcast Cable Communications, Inc.,
              7.125% 06/15/13.............................................      1,832
    2,269   Liberty Media Corporation,
              3.500% 09/25/06.............................................      2,260
      336   The Walt Disney Company, MTN,
              5.500% 12/29/06.............................................        351
    1,073   The Walt Disney Company, Series B,
              6.750% 03/30/06.............................................      1,131
    1,785   Time Warner Entertainment
              Company LP,
              7.250% 09/01/08.............................................      1,981
       10   Time Warner Inc.,
              8.110% 08/15/06.............................................         11
    1,727   Time Warner Inc.,
              9.125% 01/15/13.............................................      2,162
      584   Viacom Inc., Class B,
              5.625% 05/01/07(a)..........................................        618
       12   Viacom Inc., Class B,
              7.700% 07/30/10.............................................         14
                                                                             --------
                                                                               13,197
                                                                             --------
            CHEMICALS -- BASIC -- 0.3%
    1,622   The Dow Chemical Company,
              6.125% 02/01/11(a)..........................................      1,770
                                                                             --------
            CHEMICALS -- SPECIALTY -- 0.9%
    1,298   E.I. du Pont de Nemours and Company,
              3.375% 11/15/07(a)..........................................      1,305
      409   Eastman Chemical Company,
              3.250% 06/15/08.............................................        400
      328   Monsanto Company,
              4.000% 05/15/08.............................................        331
      489   Praxair, Inc.,
              6.900% 11/01/06.............................................        528
      705   Praxair, Inc.,
              4.750% 07/15/07.............................................        730
    1,394   Praxair, Inc.,
              6.625% 10/15/07.............................................      1,522
    1,192   Praxair, Inc.,
              6.500% 03/01/08.............................................      1,305
                                                                             --------
                                                                                6,121
                                                                             --------
            COMMERCIAL BANKING -- 8.9%
    1,712   AmSouth Bank N.A.,
              4.850% 04/01/13.............................................      1,721
    5,471   Bank One Corporation,
              6.000% 08/01/08.............................................      5,919

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            COMMERCIAL BANKING -- (CONTINUED)
 $  1,031   Capital One Bank,
              5.000% 06/15/09.............................................   $  1,068
    3,073   Citigroup Inc.,
              6.000% 02/21/12.............................................      3,380
    4,320   Citigroup Inc.,
              5.000% 09/15/14(@)..........................................      4,325
      597   City National Corporation,
              5.125% 02/15/13.............................................        601
        6   Deutsche Bank Financial Inc.,
              6.700% 12/13/06.............................................          6
    2,194   Fifth Third Bancorp,
              2.700% 01/30/07.............................................      2,176
      406   Golden West Financial Corporation,
              4.125% 08/15/07.............................................        415
    1,283   Golden West Financial Corporation,
              4.750% 10/01/12.............................................      1,294
      923   Huntington National Bank,
              2.750% 10/16/06.............................................        923
    3,382   J.P. Morgan Chase & Company,
              5.250% 05/30/07.............................................      3,554
    3,836   J.P. Morgan Chase & Company,
              7.250% 06/01/07.............................................      4,236
      964   Key Bank N.A.,
              7.000% 02/01/11.............................................      1,080
    1,028   Mellon Funding Corporation,
              4.875% 06/15/07.............................................      1,071
      900   Mellon Funding Corporation,
              6.700% 03/01/08.............................................      1,005
        8   Mellon Funding Corporation,
              6.400% 05/14/11(a)..........................................          9
    1,159   National City Bank of Indiana,
              4.875% 07/20/07.............................................      1,204
    1,968   National City Bank,
              4.625% 05/01/13.............................................      1,941
    1,892   PNC Funding Corporation,
              5.750% 08/01/06.............................................      1,982
    3,286   Popular North America Inc., MTN, Series E,
              6.125% 10/15/06.............................................      3,471
    1,223   Regions Financial Corporation,
              6.375% 05/15/12.............................................      1,355
      738   SouthTrust Bank N.A.,
              4.750% 03/01/13(a)..........................................        736
      660   The Bank of New York, Inc., MTN, Series E,
              3.900% 09/01/07.............................................        670
    2,366   Union Planters Corporation,
              4.375% 12/01/10.............................................      2,375
      502   US Bank N.A., Minnesota,
              2.850% 11/15/06.............................................        501
    3,308   US Bank N.A., Minnesota,
              6.375% 08/01/11.............................................      3,696
    2,116   Wachovia Corporation,
              4.850% 07/30/07.............................................      2,205

                       SEE NOTES TO FINANCIAL STATEMENTS.
 96

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            COMMERCIAL BANKING -- (CONTINUED)
 $  3,609   Wachovia Corporation,
              3.500% 08/15/08(a)..........................................   $  3,598
      611   Washington Mutual, Inc.,
              2.400% 11/03/05.............................................        610
    2,348   Washington Mutual, Inc.,
              5.625% 01/15/07.............................................      2,468
    2,008   Washington Mutual, Inc.,
              4.625% 04/01/14(a)..........................................      1,919
                                                                             --------
                                                                               61,514
                                                                             --------
            COMMERCIAL SERVICES -- 0.2%
    1,195   Waste Management, Inc.,
              7.375% 08/01/10.............................................      1,379
                                                                             --------
            COMPUTERS AND OFFICE
              EQUIPMENT -- 0.6%
    1,942   Hewlett-Packard Company,
              5.750% 12/15/06.............................................      2,049
    1,010   International Business Machines Corporation,
              4.875% 10/01/06.............................................      1,048
      900   International Business Machines Corporation,
              4.750% 11/29/12.............................................        913
                                                                             --------
                                                                                4,010
                                                                             --------
            CONGLOMERATES -- 0.0%+
        7   General Electric Company,
              5.000% 02/01/13.............................................          7
                                                                             --------
            CONSUMER CREDIT AND
              MORTGAGES -- 1.3%
    1,286   American Express Company,
              5.500% 09/12/06.............................................      1,347
    1,120   American Express Company,
              3.750% 11/20/07.............................................      1,132
      907   American Express Company,
              4.750% 06/17/09.............................................        941
    1,022   American General Finance Corporation, MTN, Series H,
              2.750% 06/15/08.............................................        987
    4,692   Countrywide Home Loans, Inc., MTN, Series J,
              5.500% 08/01/06.............................................      4,894
                                                                             --------
                                                                                9,301
                                                                             --------
            DEPARTMENT AND DISCOUNT
              STORES -- 0.8%
        4   Costco Wholesale Corporation,
              5.500% 03/15/07.............................................          4
       10   Target Corporation,
              3.375% 03/01/08(a)..........................................         10
      957   Target Corporation,
              5.400% 10/01/08.............................................      1,018
      802   Target Corporation,
              5.375% 06/15/09.............................................        854
      802   Target Corporation,
              5.875% 03/01/12.............................................        873

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            DEPARTMENT AND DISCOUNT STORES -- (CONTINUED)
 $  2,095   Wal-Mart Stores, Inc.,
              5.450% 08/01/06.............................................   $  2,190
       40   Wal-Mart Stores, Inc.,
              4.375% 07/12/07.............................................         41
      850   Wal-Mart Stores, Inc.,
              4.550% 05/01/13.............................................        856
                                                                             --------
                                                                                5,846
                                                                             --------
            DIVERSIFIED MANUFACTURING -- 0.1%
        3   Avery Dennison Corporation,
              4.875% 01/15/13.............................................          3
      621   Fortune Brands, Inc.,
              2.875% 12/01/06.............................................        619
                                                                             --------
                                                                                  622
                                                                             --------
            ELECTRIC POWER -- NON NUCLEAR -- 2.1%
      780   Appalachian Power Company, Series G,
              3.600% 05/15/08.............................................        775
    1,223   Consolidated Edison Company of
              New York,
              4.700% 06/15/09.............................................      1,268
    1,034   Consolidated Edison Company of
              New York, Series 2000-C,
              6.625% 12/15/05.............................................      1,082
      571   Dominion Resources, Inc.,
              5.000% 03/15/13.............................................        570
      348   Ohio Edison Company,
              4.000% 05/01/08.............................................        349
      908   Pacific Gas and Electric Company,
              4.200% 03/01/11.............................................        898
      571   Pepco Holdings, Inc.,
              5.500% 08/15/07.............................................        598
    3,330   Progress Energy, Inc.,
              6.050% 04/15/07.............................................      3,523
      629   Public Service Electric & Gas Company, MTN, Series C,
              4.000% 11/01/08.............................................        633
    2,620   Southern California Edison Company,
              8.000% 02/15/07.............................................      2,900
    1,973   TXU Energy Company,
              7.000% 03/15/13.............................................      2,228
                                                                             --------
                                                                               14,824
                                                                             --------
            ELECTRIC POWER -- NUCLEAR -- 1.6%
    1,219   CenterPoint Energy Resources Corporation, Series B,
              7.875% 04/01/13.............................................      1,437
      525   Duquesne Light Company, Series O,
              6.700% 04/15/12.............................................        592
      241   Energy East Corporation,
              6.750% 06/15/12.............................................        268
    3,782   FirstEnergy Corporation, Series B,
              6.450% 11/15/11.............................................      4,125
        4   Florida Power & Light Company,
              4.850% 02/01/13.............................................          4
    1,483   MidAmerican Energy Holdings, Series D,
              5.000% 02/15/14.............................................      1,466

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ELECTRIC POWER -- NUCLEAR -- (CONTINUED)
 $  1,078   Southern Company Capital Funding, Series A,
              5.300% 02/01/07.............................................   $  1,139
      635   Southern Power Company, Series B,
              6.250% 07/15/12.............................................        691
    1,032   Virginia Electric and Power Company, Series A,
              5.375% 02/01/07.............................................      1,080
                                                                             --------
                                                                               10,802
                                                                             --------
            EXPLORATION AND PRODUCTION -- 0.1%
      530   Devon Financing Corporation ULC,
              6.875% 09/30/11.............................................        598
                                                                             --------
            FINANCE -- MISCELLANEOUS -- 2.9%
    1,845   CIT Group Inc.,
              7.375% 04/02/07.............................................      2,023
    1,076   General Electric Capital Corporation, MTN, Series A,
              4.250% 01/15/08.............................................      1,104
       30   General Electric Capital Corporation, MTN, Series A,
              6.875% 11/15/10.............................................         34
    3,343   General Electric Capital Corporation, MTN, Series A,
              5.875% 02/15/12.............................................      3,630
    1,118   Household Finance Corporation,
              7.200% 07/15/06.............................................      1,198
    2,176   Household Finance Corporation,
              5.750% 01/30/07.............................................      2,300
    1,548   Household Finance Corporation,
              5.875% 02/01/09.............................................      1,669
    3,072   Household Finance Corporation,
              6.375% 11/27/12.............................................      3,404
      847   International Lease Finance Corporation,
              4.500% 05/01/08.............................................        875
    1,023   National Rural Utilities Cooperative Finance Corporation,
              3.250% 10/01/07.............................................      1,013
    2,784   National Rural Utilities Cooperative Finance Corporation,
              5.750% 08/28/09.............................................      2,982
                                                                             --------
                                                                               20,232
                                                                             --------
            FOOD AND DRUG STORES -- 0.5%
    2,444   Fred Meyer, Inc.,
              7.450% 03/01/08.............................................      2,730
      633   The Kroger Company,
              6.750% 04/15/12.............................................        708
                                                                             --------
                                                                                3,438
                                                                             --------
            FOOD PRODUCTS -- 0.6%
    2,357   Campbell Soup Company,
              5.500% 03/15/07.............................................      2,477
    1,919   General Mills, Inc.,
              2.625% 10/24/06.............................................      1,891
                                                                             --------
                                                                                4,368
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            HEALTH SERVICES -- 0.5%
 $  1,728   Wellpoint Health Networks Inc.,
              6.375% 06/15/06.............................................   $  1,822
    1,258   Wellpoint Health Networks Inc.,
              6.375% 01/15/12.............................................      1,389
                                                                             --------
                                                                                3,211
                                                                             --------
            HEAVY MACHINERY -- 1.1%
    1,898   Caterpillar Financial Services Corporation,
              5.950% 05/01/06.............................................      1,988
      582   Caterpillar Financial Services Corporation,
              4.500% 06/15/09.............................................        598
    1,001   Caterpillar Financial Services Corporation, MTN, Series F,
              2.350% 09/15/06.............................................        988
      806   Caterpillar Financial Services Corporation, MTN, Series F,
              2.625% 01/30/07.............................................        796
        7   Caterpillar Inc.,
              6.550% 05/01/11(a)..........................................          8
    1,403   John Deere Capital Corporation, MTN, Series D,
              3.125% 12/15/05.............................................      1,409
    2,074   John Deere Capital Corporation, MTN, Series D,
              3.625% 05/25/07.............................................      2,088
                                                                             --------
                                                                                7,875
                                                                             --------
            HOUSEHOLD PRODUCTS -- 0.3%
    1,847   Procter & Gamble Company,
              4.750% 06/15/07.............................................      1,924
                                                                             --------
            INSURANCE -- 1.9%
      645   AIG Sunamerica Global Financial,
              5.850% 08/01/08(@)..........................................        695
       16   Allstate Corporation,
              6.125% 02/15/12.............................................         18
    2,086   American International Group, Inc., MTN, Series F,
              2.850% 12/01/05.............................................      2,097
      510   Marsh & McLennan Companies, Inc.,
              3.625% 02/15/08.............................................        511
    1,020   Mass Mutual Global Funding II,
              2.550% 07/15/08(@)..........................................        989
    1,524   MetLife, Inc.,
              5.375% 12/15/12.............................................      1,580
      256   Nationwide Financial Services, Inc., Class A,
              5.900% 07/01/12.............................................        274
    1,853   Principal Life Global,
              6.250% 02/15/12(@)..........................................      2,046
    2,860   Prudential Funding LLC, MTN,
              6.600% 05/15/08(@)..........................................      3,178
      590   The Hartford Financial Services
              Group, Inc.,
              2.375% 06/01/06.............................................        584

                       SEE NOTES TO FINANCIAL STATEMENTS.
 98

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            INSURANCE -- (CONTINUED)
 $  1,120   The Hartford Financial Services
              Group, Inc.,
              4.625% 07/15/13.............................................   $  1,100
      398   Unitrin Inc.,
              4.875% 11/01/10.............................................        395
                                                                             --------
                                                                               13,467
                                                                             --------
            INTEGRATED OIL -- 0.7%
    1,062   Conoco Funding Company,
              5.450% 10/15/06.............................................      1,113
    1,427   Conoco Funding Company,
              6.350% 10/15/11.............................................      1,591
    2,237   USX Corporation,
              6.650% 02/01/06.............................................      2,347
                                                                             --------
                                                                                5,051
                                                                             --------
            INVESTMENT SERVICES -- 3.6%
      910   Bear Stearns Companies Inc.,
              5.700% 01/15/07.............................................        960
    1,829   Bear Stearns Companies Inc.,
              4.500% 10/28/10(a)..........................................      1,844
    1,889   Citigroup Global Markets Holdings Inc.,
              6.500% 02/15/08.............................................      2,066
    1,210   Credit Suisse First Boston USA, Inc.,
              5.875% 08/01/06.............................................      1,272
    1,597   Credit Suisse First Boston USA, Inc.,
              6.125% 11/15/11.............................................      1,740
      315   Goldman Sachs Group, Inc.,
              4.125% 01/15/08.............................................        321
    2,503   Goldman Sachs Group, Inc.,
              6.600% 01/15/12.............................................      2,795
      347   Goldman Sachs Group, Inc.,
              5.700% 09/01/12.............................................        367
      742   Lehman Brothers Holdings Inc.,
              4.000% 01/22/08.............................................        754
    4,513   Lehman Brothers Holdings Inc.,
              7.000% 02/01/08##...........................................      4,979
      336   Lehman Brothers Holdings Inc.,
              7.875% 08/15/10.............................................        398
    2,596   Merrill Lynch & Company, Inc.,
              6.000% 02/17/09.............................................      2,811
    1,591   Merrill Lynch & Company, Inc., MTN, Series B,
              2.070% 06/12/06.............................................      1,585
    1,360   Merrill Lynch & Company, Inc., MTN, Series B,
              3.700% 04/21/08.............................................      1,363
    1,050   Morgan Stanley,
              6.600% 04/01/12.............................................      1,171
      295   Morgan Stanley,
              5.300% 03/01/13.............................................        302
                                                                             --------
                                                                               24,728
                                                                             --------
            MEDICAL DEVICES AND SUPPLIES -- 0.2%
       12   Abbott Laboratories,
              5.625% 07/01/06.............................................         13
    1,445   Bristol-Myers Squibb Company,
              4.750% 10/01/06.............................................      1,493
                                                                             --------
                                                                                1,506
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            METALS AND MINING -- 0.3%
 $  1,570   Alcoa Inc.,
              7.375% 08/01/10.............................................   $  1,831
                                                                             --------
            NATURAL GAS DISTRIBUTION -- 0.1%
      491   NiSource Finance Corporation,
              5.400% 07/15/14.............................................        503
                                                                             --------
            NATURAL GAS PIPELINES -- 0.9%
    1,065   Consolidated Natural Gas Company, Series B,
              5.375% 11/01/06.............................................      1,108
    1,415   Duke Capital LLC,
              4.370% 03/01/09(a)..........................................      1,427
    1,829   Kinder Morgan, Inc.,
              6.650% 03/01/05.............................................      1,858
    1,311   Teppco Partners, LP,
              7.625% 02/15/12.............................................      1,521
                                                                             --------
                                                                                5,914
                                                                             --------
            OIL REFINING AND MARKETING -- 0.1%
      827   Valero Energy Corporation,
              6.875% 04/15/12.............................................        931
                                                                             --------
            PAPER AND FOREST PRODUCTS -- 0.6%
      577   International Paper Company,
              4.250% 01/15/09.............................................        579
    1,973   International Paper Company,
              5.850%** 10/30/12...........................................      2,085
    1,501   MeadWestvaco Corporation,
              6.850% 04/01/12.............................................      1,672
                                                                             --------
                                                                                4,336
                                                                             --------
            PUBLISHING AND ADVERTISING -- 0.9%
    3,094   Gannett Company, Inc.,
              5.500% 04/01/07##...........................................      3,265
    1,247   News America Holdings Inc.,
              6.625% 01/09/08(a)..........................................      1,360
      967   News America Holdings Inc.,
              9.250% 02/01/13.............................................      1,242
      147   R. R. Donnelley & Sons Company,
              4.950% 04/01/14.............................................        146
                                                                             --------
                                                                                6,013
                                                                             --------
            RAILROADS, TRUCKING AND
              SHIPPING -- 0.2%
    1,139   Burlington Northern Santa Fe Corporation,
              6.750% 07/15/11.............................................      1,279
                                                                             --------
            REAL ESTATE -- 0.4%
    1,550   EOP Operating LP,
              7.000% 07/15/11##...........................................      1,741
      978   EOP Operating LP,
              4.750% 03/15/14.............................................        944
      356   ERP Operating LP,
              5.200% 04/01/13.............................................        362
                                                                             --------
                                                                                3,047
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS
              (REITS) -- 0.3%
 $  1,744   Camden Property Trust,
              5.375% 12/15/13.............................................   $  1,760
      612   Health Care Property Investors, Inc.,
              6.450% 06/25/12.............................................        664
                                                                             --------
                                                                                2,424
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 2.5%
    2,016   360 Communications Company,
              7.500% 03/01/06.............................................      2,146
      636   AT&T Wireless Services Inc.,
              8.125% 05/01/12.............................................        768
    1,398   BellSouth Corporation,
              5.000% 10/15/06.............................................      1,451
       25   GTE California, Inc., Series H,
              7.650% 03/15/07.............................................         27
    2,587   SBC Communications Inc.,
              5.750% 05/02/06.............................................      2,701
      697   Sprint Capital Corporation,
              6.125% 11/15/08.............................................        752
    3,121   Sprint Capital Corporation,
              8.375% 03/15/12##...........................................      3,781
      331   Verizon Florida Inc., Series F,
              6.125% 01/15/13.............................................        353
    2,577   Verizon New England Inc.,
              6.500% 09/15/11.............................................      2,843
    2,533   Verizon Pennsylvania Inc., Series A,
              5.650% 11/15/11.............................................      2,674
                                                                             --------
                                                                               17,496
                                                                             --------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $275,844).............................................    284,706
                                                                             --------
            FOREIGN BONDS AND NOTES -- 4.4%
            BEVERAGES -- 0.4%
    2,439   Diageo Finance BV,
              3.000% 12/15/06.............................................      2,436
                                                                             --------
            BROADCASTING AND
              CABLE -- 0.0%+
      274   Rogers Cable Inc.,
              6.250% 06/15/13(a)..........................................        269
                                                                             --------
            BUILDING MATERIALS -- 0.2%
    1,151   Hanson Overseas BV,
              6.750% 09/15/05.............................................      1,194
                                                                             --------
            CHEMICALS -- SPECIALTY -- 0.1%
      435   Potash Corporation of Saskatchewan Inc.,
              4.875% 03/01/13.............................................        436
                                                                             --------
            COMMERCIAL BANKING -- 0.2%
        2   Barclays Bank plc,
              7.400% 12/15/09.............................................          2
    1,700   Scotland International Finance,
              4.250% 05/23/13(@)..........................................      1,630
                                                                             --------
                                                                                1,632
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ELECTRIC POWER -- NON NUCLEAR -- 0.1%
 $    589   Transalta Corporation,
              5.750% 12/15/13.............................................   $    605
                                                                             --------
            FOOD PRODUCTS -- 0.1%
      745   Unilever Capital Corporation,
              6.875% 11/01/05.............................................        779
                                                                             --------
            INTEGRATED OIL -- 0.4%
    1,293   BP Capital Markets,
              2.750% 12/29/06.............................................      1,289
    1,939   Pemex Project Funding Master Trust,
              7.875%** 02/01/09...........................................      2,162
                                                                             --------
                                                                                3,451
                                                                             --------
            METALS AND MINING -- 0.3%
       29   Alcan Inc.,
              6.450% 03/15/11.............................................         32
      641   BHP Finance USA Ltd.,
              4.800% 04/15/13.............................................        649
      701   Codelco Inc.,
              5.500% 10/15/13(@)..........................................        730
      769   Rio Tinto Finance (USA) Ltd.,
              2.625% 09/30/08.............................................        739
                                                                             --------
                                                                                2,150
                                                                             --------
            OIL REFINING AND MARKETING -- 0.4%
    2,421   Burlington Resources Finance,
              5.600% 12/01/06.............................................      2,539
                                                                             --------
            PHARMACEUTICALS -- 0.3%
    2,112   Glaxosmithkline Capital, plc,
              2.375% 04/16/07.............................................      2,076
                                                                             --------
            PUBLISHING AND ADVERTISING -- 0.2%
    1,159   Thomson Corporation,
              5.250% 08/15/13.............................................      1,197
                                                                             --------
            RAILROADS, TRUCKING AND
              SHIPPING -- 0.1%
      397   Canadian National Railway Company,
              6.375% 10/15/11.............................................        441
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 1.6%
      943   British Telecommunications, plc,
              8.375% 12/15/10.............................................      1,137
    3,980   Deutsche Telekom International
              Finance BV,
              5.250% 07/22/13.............................................      4,073
    1,941   France Telecom SA,
              8.500%** 03/01/11...........................................      2,324

                       SEE NOTES TO FINANCIAL STATEMENTS.
 100

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
 $     11   Telefonos de Mexico, SA,
              4.500% 11/19/08.............................................   $     11
    3,625   Telus Corporation,
              7.500% 06/01/07.............................................      3,975
                                                                             --------
                                                                               11,520
                                                                             --------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $30,292)..............................................     30,725
                                                                             --------
            MORTGAGE-BACKED SECURITIES -- 2.8%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 2.7%
    3,730   Bear Stearns Commercial Mortgage Securities, Series 2003-T12,
              Class A4,(a)
              4.680% 08/13/39.............................................      3,739
    2,624   Fannie Mae, Series 2002-16, Class PG,
              6.000% 04/25/17.............................................      2,773
    2,818   Fannie Mae, Series 2002-47, Class QE,
              5.500% 08/25/17.............................................      2,916
    3,218   Freddie Mac, Series 2664, Class IO,
              5.500% 05/15/27.............................................        371
    3,131   Freddie Mac, Series 2692, Class IA,
              5.500% 01/15/23.............................................        252
   12,351   Merrill Lynch Mortgage Investors, Inc., Series 1998-C3,
              Interest only,
              1.074%** 12/15/30...........................................        414
    7,949   Morgan Stanley Capital, Series 2003-IQ6, Class A4,
              4.970% 12/15/41##...........................................      8,079
   15,141   Vendee Mortgage Trust, Series 1998-1, Class 2, Interest only,
              (purchased 02/26/98, cost $412)
              0.449%** 09/15/27(f)........................................        152
   17,927   Vendee Mortgage Trust, Series 1998-3, Class 1, Interest only,
              (purchased 09/17/98, cost $225)
              0.305%** 03/15/29(f)........................................        134
                                                                             --------
                                                                               18,830
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 0.0%+
      260     3.199% 08/01/36.............................................        265
                                                                             --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 0.1%
      181     7.000% 05/15/12.............................................        193
       74     11.500% 06/15/13............................................         85
       50     10.000% 05/15/16-08/15/18...................................         56
       29     9.500% 09/15/16-12/15/20....................................         33
                                                                             --------
                                                                                  367
                                                                             --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $19,946)..............................................     19,462
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            SOVEREIGN GOVERNMENT BONDS AND NOTES -- 2.5%
 $  2,023   Hellenic Republic,
              6.950% 03/04/08.............................................   $  2,261
    1,225   Korea Development Bank,
              7.250% 05/15/06.............................................      1,309
        5   Korea Development Bank,
              5.250% 11/16/06.............................................          5
      404   Ontario (Province of),
              7.000% 08/04/05.............................................        420
    3,188   Quebec (Province of),
              6.125% 01/22/11.............................................      3,535
      872   Republic of Chile,
              5.500% 01/15/13.............................................        909
    1,163   Republic of Italy,
              2.750% 12/15/06.............................................      1,162
      969   Republic of South Africa,
              6.500% 06/02/14.............................................      1,034
    3,001   United Mexican States,
              8.375% 01/14/11.............................................      3,519
    2,926   United Mexican States,
              6.375% 01/16/13.............................................      3,081
                                                                             --------
            TOTAL SOVEREIGN GOVERNMENT BONDS
              AND NOTES
              (Cost $16,494)..............................................     17,235
                                                                             --------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 8.6%
            FEDERAL FARM CREDIT BANK
              (FFCB) -- 1.1%
    3,791     2.375% 10/01/04##...........................................      3,791
    3,624     2.500% 03/15/06##...........................................      3,619
                                                                             --------
                                                                                7,410
                                                                             --------
            FEDERAL HOME LOAN BANK
              (FHLB) -- 1.5%
    5,500     3.250% 08/15/05##...........................................      5,545
    1,800     3.625% 11/14/08.............................................      1,808
    3,500     3.875% 06/14/13.............................................      3,352
                                                                             --------
                                                                               10,705
                                                                             --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 1.5%
    3,749     3.875% 02/15/05.............................................      3,776
    1,437     2.375% 04/15/06.............................................      1,432
    1,750     5.750% 03/15/09.............................................      1,902
    2,136     6.625% 09/15/09.............................................      2,409
      700     4.500% 01/15/13.............................................        703
                                                                             --------
                                                                               10,222
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 4.5%
    3,949     2.875% 10/15/05.............................................      3,972
    2,082     2.625% 11/15/06.............................................      2,072
   20,775     5.250% 06/15/06-01/15/09....................................     22,006

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- (CONTINUED)
 $  2,095     4.375% 09/15/12(a)..........................................   $  2,091
    1,500     4.125% 04/15/14(a)..........................................      1,445
                                                                             --------
                                                                               31,586
                                                                             --------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $59,577)..............................................     59,923
                                                                             --------
            U.S. TREASURY OBLIGATIONS -- 26.9%
            U.S. TREASURY NOTES -- 22.5%
    2,500     1.625% 01/31/05.............................................      2,498
   10,000     1.500% 02/28/05.............................................      9,984
   33,000     1.625% 04/30/05.............................................     32,926
    6,000     1.250% 05/31/05.............................................      5,969
   15,000     1.875% 11/30/05##...........................................     14,934
   16,000     2.000% 05/15/06##...........................................     15,891
    7,000     4.625% 05/15/06.............................................      7,242
    2,000     2.750% 06/30/06.............................................      2,008
    2,500     2.375% 08/15/06(a)..........................................      2,492
    1,000     3.125% 05/15/07.............................................      1,008
      600     2.750% 08/15/07(a)..........................................        598
    5,100     3.250% 01/15/09(a)..........................................      5,102
    5,500     3.000% 02/15/09(a)..........................................      5,445
   10,000     3.125% 04/15/09.............................................      9,932
    5,200     3.875% 05/15/09.............................................      5,326
   11,500     3.500% 08/15/09.............................................     11,570
    7,000     4.250% 08/15/13.............................................      7,105
    5,200     4.000% 02/15/14.............................................      5,160
    4,000     4.750% 05/15/14(a)..........................................      4,199
    5,895     4.250% 08/15/14(a)..........................................      5,957
                                                                             --------
                                                                              155,346
                                                                             --------
            U.S. TREASURY STRIPS -- 4.4%
    4,000   Interest only,
              2.426%*** 05/15/06..........................................      3,846
    7,000   Principal only,
              1.943%*** 05/15/05..........................................      6,916
   20,000   Principal only,
              3.263%*** 11/15/08..........................................     17,497
    3,500   TIGR Receipts,
              4.209%*** 02/15/13..........................................      2,469
                                                                             --------
                                                                               30,728
                                                                             --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $185,573).............................................    186,074
                                                                             --------
 SHARES                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            AFFILIATED INVESTMENT COMPANIES -- 7.1%
              (Cost $49,032)
   49,032   Nations Cash Reserves, Capital Class Shares#..................   $ 49,032
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $712,286*)..................................     104.3%   722,404
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............      (4.3)%  (29,476)
                                                                             --------
            NET ASSETS..........................................     100.0%  $692,928
                                                                             ========

---------------

 * Federal income tax information: Net unrealized appreciation of $10,118 on investment securities was comprised of gross appreciation of $12,669 and depreciation of $2,551 for federal income tax purposes. At September 30, 2004, the aggregate cost for federal income tax purposes was $712,286.

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2004.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2004.

 (+)
   Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 + Amount represents less than 0.1%.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 9). The portion that represents cash collateral is $35,781.

 ##All or a portion of security segregated as collateral for futures contracts and TBA.

 (a)
   All or portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004, is $34,488 and $34,676 respectively.

 (f)
   Restricted and illiquid security.

ABBREVIATIONS:

MTN -- Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.
 102

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  SCHEDULE OF INVESTMENTS                     SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 0.6%
            ASSET-BACKED -- OTHER -- 0.6%
              (Cost $6,982)
$   6,964   Gilroy Asset Receivable Loan,
              10.000% 09/30/14@...........................................   $    6,964
                                                                             ----------
 SHARES
---------
            COMMON STOCKS -- 1.9%
            AUTOMOTIVE -- 0.4%
  397,400   Goodyear Tire & Rubber Company!!(a)...........................        4,268
                                                                             ----------
            BROADCASTING AND CABLE -- 0.6%
  129,900   Comcast Corporation, Class A!!................................        3,668
  631,273   UnitedGlobalCom, Inc., Class A!!..............................        4,716
                                                                             ----------
                                                                                  8,384
                                                                             ----------
            CHEMICALS -- BASIC -- 0.0%+
      122   General Chemical Industrial Products Inc.!!(a)(e)(f)..........           17
                                                                             ----------
            HEALTH SERVICES -- 0.1%
      139   Fountain View Inc.!!(e)(f)....................................            2
  474,443   QuadraMed Corporation!!(f)....................................        1,300
                                                                             ----------
                                                                                  1,302
                                                                             ----------
            METALS AND MINING -- 0.2%
  711,489   ACP Holding Company!!@........................................        1,049
  158,250   Thermadyne Holdings Corporation!!(f)..........................        1,741
                                                                             ----------
                                                                                  2,790
                                                                             ----------
            PACKAGING AND CONTAINERS -- 0.3%
  187,915   Owens-Illinois, Inc.!!........................................        3,007
                                                                             ----------
            PAPER AND FOREST PRODUCTS -- 0.1%
  115,300   Abitibi-Consolidated Inc. ....................................          728
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 0.2%
   88,991   Globix Corporation!!@.........................................          289
    6,617   ICO Global Communications Holdings LTD.!!(f)..................            1
  275,617   Neon Communications, Inc.!!(a)(e)(f)..........................          345
    7,934   Remote Dynamics Inc.!!........................................            8
  427,622   US Unwired Inc.!!.............................................        1,146
                                                                             ----------
                                                                                  1,789
                                                                             ----------
            TOTAL COMMON STOCKS
              (Cost $19,394)..............................................       22,285
                                                                             ----------
PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CONVERTIBLE BONDS AND NOTES -- 2.5%
            AIRLINES -- 0.1%
$   2,885   Delta Air Lines, Inc.,
              8.000% 06/03/23@(a).........................................   $      847
                                                                             ----------
            BROADCASTING AND CABLE -- 0.0%+
    1,125   Adelphia Communications Corporation, Class A,
              6.000% 02/15/06(a)(b).......................................          304
                                                                             ----------
            COMPUTER SERVICES -- 0.1%
    1,480   Electronic Data Systems Corporation,
              3.875% 07/15/23.............................................        1,474
                                                                             ----------
            FINANCE -- MISCELLANEOUS -- 0.3%
    3,510   Providian Financial Corporation,
              3.250% 08/15/05.............................................        3,457
                                                                             ----------
            HEALTH SERVICES -- 1.0%
    8,605   Laboratory Corporation of America Holdings,
              1.760%*** 09/11/21..........................................        6,346
    3,500   Lincare Holdings Inc.,
              3.000% 06/15/33(a)..........................................        3,426
    1,420   Lincare Holdings Inc.,
              3.000% 06/15/33.............................................        1,390
                                                                             ----------
                                                                                 11,162
                                                                             ----------
            INSURANCE -- 0.1%
      900   Loews Corporation,
              3.125% 09/15/07.............................................          881
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 0.8%
    8,335   CIENA Corporation,
              3.750% 02/01/08(a)..........................................        7,105
    2,565   Riverstone Networks, Inc.,
              3.750% 12/01/06@(b).........................................        2,309
                                                                             ----------
                                                                                  9,414
                                                                             ----------
            SEMICONDUCTORS -- 0.1%
      790   LSI Logic Corporation,
              4.000% 11/01/06.............................................          776
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 0.0%+
    3,897   At Home Corporation,
              Series A,
              4.750% 12/15/06(b)..........................................          507
                                                                             ----------
            TOTAL CONVERTIBLE BONDS AND NOTES
              (Cost $30,506)..............................................       28,822
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CORPORATE BONDS AND NOTES -- 65.2%
            AEROSPACE AND DEFENSE -- 1.4%
$     520   BE Aerospace, Inc.,
              8.500% 10/01/10.............................................   $      567
      980   BE Aerospace, Inc.,
              Series B,
              8.000% 03/01/08.............................................          968
    7,360   BE Aerospace, Inc.,
              Series B,
              8.875% 05/01/11(a)..........................................        7,451
      760   K & F Industries, Inc.,
              Series B,
              9.625% 12/15/10.............................................          846
    2,635   Sequa Corporation,
              Class A,
              9.000% 08/01/09.............................................        2,899
    3,115   Sequa Corporation,
              Series B,
              8.875% 04/01/08.............................................        3,379
                                                                             ----------
                                                                                 16,110
                                                                             ----------
            AIRLINES -- 2.0%
      846   American Airlines, Inc.,
              Series 2001-1,
              7.377% 05/23/19.............................................          508
    7,032   Continental Airlines, Inc.,
              Class B,
              7.875% 07/02/18(a)..........................................        6,622
    2,200   Delta Air Lines, Inc.,
              10.000% 08/15/08............................................          660
    4,295   Delta Air Lines, Inc.,
              10.375% 02/01/11(a).........................................        1,203
    2,165   Delta Air Lines, Inc.,
              9.750% 05/15/21(a)..........................................          530
      715   Delta Air Lines, Inc.,
              9.250% 03/15/22(a)..........................................          172
    2,635   Delta Air Lines, Inc.,
              10.375% 12/15/22(a).........................................          646
   10,549   Delta Air Lines, Inc.,
              8.300% 12/15/29(a)..........................................        2,479
    3,535   Northwest Airlines Inc.,
              8.875% 06/01/06(a)..........................................        2,969
    2,800   Northwest Airlines Inc.,
              9.875% 03/15/07(a)..........................................        2,114
    7,010   Northwest Airlines Inc.,
              10.000% 02/01/09(a).........................................        4,837
      277   Northwest Airlines Inc.,
              Series 1996-1,
              8.970% 01/02/15.............................................          175
                                                                             ----------
                                                                                 22,915
                                                                             ----------
            AUTOMOTIVE -- 3.6%
    4,310   ArvinMeritor, Inc.,
              8.750% 03/01/12.............................................        4,773
    5,425   Collins & Aikman Corporation,
              12.875% 08/24/12@(a)........................................        5,005
    3,720   Dana Corporation,
              7.000% 03/01/29.............................................        3,739
    4,300   Goodyear Tire & Rubber Company Credit Revolver,
              6.430%** 03/31/06(f)(g).....................................        4,344

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            AUTOMOTIVE -- (CONTINUED)
$   1,905   Goodyear Tire & Rubber Company,
              6.625% 12/01/06(a)..........................................   $    1,981
      982   Goodyear Tire & Rubber Company,
              6.375% 03/15/08(a)..........................................          948
   10,570   Goodyear Tire & Rubber Company,
              11.000% 03/01/11@(a)........................................       11,943
    7,165   Mark IV Industries, Inc.,
              7.500% 09/01/07.............................................        6,771
    1,970   Tenneco Automotive Inc.,
              Series B,
              10.250% 07/15/13............................................        2,246
                                                                             ----------
                                                                                 41,750
                                                                             ----------
            BROADCASTING AND CABLE -- 3.2%
    1,755   Adelphia Communications Corporation, Class A,
              10.250% 11/01/06(b).........................................        1,580
    3,595   Adelphia Communications Corporation, Class A,
              9.375% 11/15/09(a)(b).......................................        3,307
    8,685   Adelphia Communications Corporation, Class A,
              10.250% 06/15/11(a)(b)......................................        8,185
      205   Adelphia Communications Corporation, Series B,
              9.250% 10/01/05(b)..........................................          180
    4,900   Frontiervision Operating Partners LP,
              11.000% 10/15/06(b).........................................        6,101
    3,460   Frontiervision Operating Partners LP,
              11.875% 09/15/07(b).........................................        4,334
    1,135   Frontiervision Operating Partners LP, Series B,
              11.875% 09/15/07(b).........................................        1,422
    8,905   Paxson Communications Corporation,
              (0.000)% due 01/15/09
              12.250% beginning 01/15/06..................................        7,635
    2,410   Spanish Broadcasting System, Inc., Class A,
              9.625% 11/01/09.............................................        2,531
    1,355   Young Broadcasting Inc., Class A,
              8.500% 12/15/08.............................................        1,440
                                                                             ----------
                                                                                 36,715
                                                                             ----------
            BUILDING MATERIALS -- 0.2%
    1,960   MMI Products, Inc.,
              Series B,
              11.250% 04/15/07(a).........................................        1,980
                                                                             ----------
            CHEMICALS -- BASIC -- 2.9%
    4,060   Equistar Chemicals, LP,
              7.550% 02/15/26.............................................        3,735
    4,115   Lyondell Chemical Company,
              9.500% 12/15/08.............................................        4,490
    1,830   Lyondell Chemical Company,
              10.500% 06/01/13(a).........................................        2,114
    1,980   Millennium America Inc.,
              7.000% 11/15/06.............................................        2,054
    3,525   Millennium America Inc.,
              7.625% 11/15/26.............................................        3,243

                       SEE NOTES TO FINANCIAL STATEMENTS.
 104

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CHEMICALS -- BASIC -- (CONTINUED)
$   4,000(h) Rockwood Specialties Group, Inc., Bank Loan,
              9.095%** 02/11/11(f)(g).....................................   $    4,968
    2,305   Rockwood Specialties Group, Inc., Bank Loan,
              9.710%** 02/11/11(f)(g).....................................        2,305
    8,140   Terra Capital Inc.,
              12.875% 10/15/08............................................       10,094
                                                                             ----------
                                                                                 33,003
                                                                             ----------
            CHEMICALS -- SPECIALTY -- 1.1%
    4,530   Equistar Chemicals, LP,
              10.625% 05/01/11............................................        5,164
    1,735   FMC Corporation,
              10.250% 11/01/09............................................        2,026
    2,330   Foamex LP,
              10.750% 04/01/09(a).........................................        2,190
    2,790   Sovereign Specialty Chemicals, Inc.,
              11.875% 03/15/10............................................        2,943
                                                                             ----------
                                                                                 12,323
                                                                             ----------
            COMMERCIAL SERVICES -- 2.5%
    2,633   CB Richard Ellis Services Inc.,
              9.750% 05/15/10.............................................        2,982
    2,730   CB Richard Ellis Services Inc.,
              11.250% 06/15/11............................................        3,187
    4,630   Chemed Corporation,
              8.750% 02/24/11.............................................        4,769
    2,140   Dollar Financial Group Inc.,
              9.750% 11/15/11.............................................        2,268
    3,675   Geo Sub Corporation,
              11.000% 05/15/12@...........................................        3,473
      860   Great Lakes Dredge & Dock Company,
              7.750% 12/15/13.............................................          744
    3,580   Interline Brands Inc.,
              11.500% 05/15/11............................................        3,974
    4,745   Language Line Inc.,
              11.125% 06/15/12@...........................................        4,864
    2,380   MemberWorks Inc.,
              9.250% 04/01/14@............................................        2,338
                                                                             ----------
                                                                                 28,599
                                                                             ----------
            COMPUTER SERVICES -- 0.3%
    1,210   Electronic Data Systems Corporation,
              7.125% 10/15/09(a)..........................................        1,299
    1,065   Electronic Data Systems Corporation,
              7.450% 10/15/29.............................................        1,066
      525   Electronic Data Systems Corporation, Series B,
              6.500% 08/01/13.............................................          530
                                                                             ----------
                                                                                  2,895
                                                                             ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 0.1%
    1,785   Stratus Technologies Inc.,
              10.375% 12/01/08(a).........................................        1,615
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CONGLOMERATES -- 0.1%
$   1,485   Warner Music Group,
              7.375% 04/15/14@............................................   $    1,537
                                                                             ----------
            CONSTRUCTION -- 1.3%
    4,465   Dayton Superior Corporation,
              10.750% 09/15/08............................................        4,778
    5,850   The Shaw Group Inc.,
              10.750% 03/15/10(a).........................................        6,142
    2,398   URS Corporation,
              11.500% 09/15/09............................................        2,758
    1,219   URS Corporation, Series B,
              12.250% 05/01/09(a).........................................        1,298
                                                                             ----------
                                                                                 14,976
                                                                             ----------
            CONSUMER SERVICES -- 1.4%
    4,600   Jafra Cosmetics,
              10.750% 05/15/11............................................        5,210
    7,010   Protection One, Inc.,
              7.375% 08/15/05.............................................        6,948
    3,760   Protection One, Inc.,
              Series B,
              8.125% 01/15/09.............................................        3,328
                                                                             ----------
                                                                                 15,486
                                                                             ----------
            DEPARTMENT AND DISCOUNT STORES -- 0.0%+
      585   Kmart Corporation,
              Series 1995K-3,
              8.540% 01/02/15(b)..........................................          190
                                                                             ----------
            DIVERSIFIED ELECTRONICS -- 0.4%
    2,175   Knowles Electronics Holdings, Inc.,
              13.125%** 10/15/09..........................................        2,289
    2,705   Viasystems Term Loan B,
              7.150%** 09/30/08(f)(g).....................................        2,723
                                                                             ----------
                                                                                  5,012
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 0.6%
    3,340   Invista,
              9.250% 05/01/12@............................................        3,565
    3,305   Mueller Group Inc.,
              10.000% 05/01/12@...........................................        3,570
                                                                             ----------
                                                                                  7,135
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 7.1%
    4,975   AES Corporation,
              7.750% 03/01/14.............................................        5,137
    6,930   AES Corporation,
              9.000% 05/15/15@(a).........................................        7,814
    4,763   AES Eastern Energy LP,
              Series 1999-A,
              9.000% 01/02/17.............................................        5,358
    1,175   AES Eastern Energy LP,
              Series 1999-B,
              9.670% 01/02/29.............................................        1,375
    1,599   Caithness Coso Funding Corporation,
              Series B,
              9.050% 12/15/09.............................................        1,759

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ELECTRIC POWER -- NON NUCLEAR -- (CONTINUED)
$     760   Calpine Corporation,
              7.625% 04/15/06(a)..........................................   $      703
    1,890   Calpine Corporation,
              8.750% 07/15/07(a)..........................................        1,498
    1,370   Calpine Corporation,
              7.750% 04/15/09(a)..........................................          877
   13,717   Calpine Corporation,
              8.500% 07/15/10@(a).........................................       10,494
    2,393   Cedar Brakes I LLC,
              Series B,
              8.500% 02/15/14.............................................        2,453
    5,594   Cedar Brakes II LLC,
              9.875% 09/01/13.............................................        6,181
    1,090   Consumers Energy Company,
              6.250% 09/15/06.............................................        1,149
      422   ESI Tractebel Acquisition Corporation, Series B,
              7.990% 12/30/11.............................................          436
    2,185   Mirant Americas Generation LLC,
              8.300% 05/01/11(b)..........................................        1,923
    1,670   Mirant Americas Generation LLC,
              8.500% 10/01/21(b)..........................................        1,461
    2,390   Mirant Americas Generation LLC,
              9.125% 05/01/31(a)(b).......................................        2,091
    1,400   Mirant Revolving Credit Facility (Citigroup),
              0.000% 01/15/05(b)(c)(f)(g).................................          855
    2,162   Mirant Revolving Credit Facility
              (J.P. Morgan Chase & Company),
              0.000% 07/17/05(b)(c)(f)(g).................................        1,421
      833   NRG Energy, Inc., (Credit Suisse First Boston)
              5.559%** 06/23/10(f)(g).....................................          855
    1,471   NRG Energy, Inc.,
              5.930%** 06/23/10(f)(g) (Credit Suisse First Boston)........        1,510
    7,870   NRG Energy, Inc.,
              8.000% 12/15/13@............................................        8,431
    5,375   PG&E Transmission Northwest,
              7.100% 06/01/05.............................................        5,496
    1,645   Reliant Energy Inc.,
              9.250% 07/15/10.............................................        1,766
      137   Salton Sea Funding, Series B,
              7.370% 05/30/05(f)..........................................          141
    4,390   Southern California Edison Company,
              8.000% 02/15/07.............................................        4,859
    3,224   Tiverton/Rumford Power Association,
              9.000% 07/15/18@............................................        2,353
    1,770   Westar Energy, Inc.,
              7.875% 05/01/07.............................................        1,962
      375   Westar Energy, Inc.,
              7.125% 08/01/09.............................................          414
                                                                             ----------
                                                                                 80,772
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            EXPLORATION AND PRODUCTION -- 2.4%
$  11,830   El Paso Production Holding Company,
              7.750% 06/01/13.............................................   $   11,859
    1,381   Energy Corporation of America,
              Series A,
              9.500% 05/15/07.............................................        1,326
    3,350   Forest Oil Corporation,
              8.000% 12/15/11(a)..........................................        3,760
      390   Newfield Exploration Company,
              7.625% 03/01/11.............................................          437
      390   Newfield Exploration Company,
              8.375% 08/15/12(a)..........................................          439
    1,960   Plains Exploration and Production Company, Series B,
              8.750% 07/01/12.............................................        2,200
    1,030   Stone Energy Corporation,
              8.250% 12/15/11.............................................        1,110
    1,695   Vintage Petroleum, Inc.,
              7.875% 05/15/11.............................................        1,814
    4,435   Vintage Petroleum, Inc.,
              8.250% 05/01/12.............................................        4,934
                                                                             ----------
                                                                                 27,879
                                                                             ----------
            FINANCE -- MISCELLANEOUS -- 1.6%
    6,475   American Real Estate Partners LP,
              8.125% 06/01/12@............................................        6,815
    3,965   Fremont General Corporation,
              Series B,
              7.875% 03/17/09.............................................        3,886
    2,290   LaBranche & Company Inc.,
              9.500% 05/15/09@(a).........................................        2,290
    4,670   LaBranche & Company Inc.,
              11.000% 05/15/12@...........................................        4,798
                                                                             ----------
                                                                                 17,789
                                                                             ----------
            FOOD PRODUCTS -- 1.5%
    1,425   Herbalife International, Inc., Class A,
              11.750% 07/15/10............................................        1,632
    3,465   National Beef Packing Company LLC,
              10.500% 08/01/11............................................        3,552
    1,290   Seminis, Inc.,
              10.250% 10/01/13............................................        1,438
    3,340   Swift & Company,
              10.125% 10/01/09............................................        3,666
    6,610   Swift & Company,
              12.500% 01/01/10............................................        7,303
                                                                             ----------
                                                                                 17,591
                                                                             ----------
            HEALTH SERVICES -- 2.4%
    6,000   AmeriPath, Inc.,
              10.500% 04/01/13............................................        6,120
    4,075   HCA Inc.,
              8.360% 04/15/24.............................................        4,543
    4,260   HCA Inc.,
              7.500% 11/15/95.............................................        4,117
       90   HCA Inc., MTN,
              7.750% 07/15/36.............................................           94

                       SEE NOTES TO FINANCIAL STATEMENTS.
 106

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            HEALTH SERVICES -- (CONTINUED)
$   8,560   Quintiles Transnational Corporation,
              10.000% 10/01/13............................................   $    9,074
    3,965   Vanguard Health Systems,
              9.000% 10/01/14@............................................        3,975
                                                                             ----------
                                                                                 27,923
                                                                             ----------
            HEAVY MACHINERY -- 0.4%
    4,365   JLG Industries, Inc.,
              8.250% 05/01/08.............................................        4,649
                                                                             ----------
            HOUSEHOLD PRODUCTS -- 0.2%
    2,400   Fedders North America Inc.,
              9.875% 03/01/14.............................................        1,998
                                                                             ----------
            INSURANCE -- 0.6%
    5,775   Crum & Forster Holdings Corporation,
              10.375% 06/15/13............................................        6,164
    9,865   Lumbermens Mutual Casualty,
              9.150% 07/01/26@(b).........................................          247
      180   Lumbermens Mutual Casualty,
              8.300% 12/01/37@(b).........................................            5
    4,600   Lumbermens Mutual Casualty,
              8.450% 12/01/97@(b).........................................          115
                                                                             ----------
                                                                                  6,531
                                                                             ----------
            LODGING AND RECREATION -- 2.3%
    1,460   Gaylord Entertainment Company,
              8.000% 11/15/13.............................................        1,537
    3,230   ITT Corporation,
              7.375% 11/15/15.............................................        3,521
    1,015   ITT Corporation,
              7.750% 11/15/25.............................................        1,040
    2,627   Jacobs Entertainment, Inc.,
              11.875% 02/01/09............................................        2,969
    2,080   LCE Acquisition Corporation,
              9.000% 08/01/14@............................................        2,148
      720   Mandalay Resort Group,
              9.500% 08/01/08.............................................          828
    1,420   Prime Hospitality Corporation,
              Series B,
              8.375% 05/01/12.............................................        1,608
    1,210   Six Flags, Inc.,
              9.750% 04/15/13(a)..........................................        1,143
    2,655   Six Flags, Inc.,
              9.625% 06/01/14(a)..........................................        2,482
    7,910   Trump Atlantic City Associates,
              11.250% 05/01/06(a).........................................        6,823
      435   United Artists Theatre Circuit Inc.,
              Series 1995-A,
              9.300% 07/01/15(f)..........................................          444
    1,438   Venetian Casino Resort, LLC,
              11.000% 06/15/10............................................        1,664
                                                                             ----------
                                                                                 26,207
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MEDICAL DEVICES AND SUPPLIES -- 0.4%
$   2,275   Fisher Scientific International Inc.,
              8.125% 05/01/12.............................................   $    2,536
    1,905   National Nephrology Associates, Inc.,
              9.000% 11/01/11@............................................        2,203
                                                                             ----------
                                                                                  4,739
                                                                             ----------
            METALS AND MINING -- 1.6%
    7,625   Allegheny Ludlum Corporation,
              6.950% 12/15/25.............................................        7,244
    5,490   Allegheny Technologies, Inc.,
              8.375% 12/15/11.............................................        5,847
    2,160   Commonwealth Industries, Inc.,
              10.750% 10/01/06............................................        2,165
    2,725   Thermadyne Holdings Corporation,
              9.250% 02/01/14.............................................        2,650
                                                                             ----------
                                                                                 17,906
                                                                             ----------
            NATURAL GAS PIPELINES -- 4.2%
    7,140   ANR Pipeline, Inc.,
              9.625% 11/01/21.............................................        8,497
      765   ANR Pipeline, Inc.,
              7.000% 06/01/25.............................................          782
    5,450   Dynegy Holdings Inc.,
              9.875% 07/15/10@............................................        6,159
    2,025   El Paso Corporation,
              7.000% 05/15/11(a)..........................................        1,954
      590   El Paso Corporation,
              7.500% 11/15/26.............................................          583
    2,660   El Paso Corporation,
              8.375%** 06/15/32...........................................        2,806
    1,280   El Paso Corporation, MTN,
              6.950% 12/15/07(a)..........................................        1,286
    1,600   El Paso Corporation, MTN,
              7.800% 08/01/31.............................................        1,404
    4,160   El Paso Corporation,
              Series A,
              7.625% 08/01/10.............................................        4,451
    4,089   El Paso Energy Partners,
              Series B,
              8.500% 06/01/11.............................................        4,595
      211   GulfTerra Energy Partners, L.P.,
              Series B,
              8.500% 06/01/10.............................................          246
    1,020   GulfTerra Energy Partners, LP,
              10.625% 12/01/12............................................        1,280
    5,370   Northwest Pipelines Corporation,
              7.125% 12/01/25.............................................        5,477
    1,315   Southern Natural Gas Company,
              7.350% 02/15/31.............................................        1,299
    3,410   Tennessee Gas Pipeline Company,
              7.000% 10/15/28.............................................        3,240
    1,105   Tennessee Gas Pipeline Company,
              8.375% 06/15/32.............................................        1,182

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NATURAL GAS PIPELINES -- (CONTINUED)
$     230   Tennessee Gas Pipeline Company,
              7.625% 04/01/37.............................................   $      229
    2,740   Transcontinental Gas Pipe Line Corporation,
              7.250% 12/01/26.............................................        2,856
                                                                             ----------
                                                                                 48,326
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.5%
    6,995   IPC Acquisition Corporation,
              11.500% 12/15/09............................................        7,695
    4,390   Lucent Technologies Inc.,
              5.500% 11/15/08(a)..........................................        4,390
      805   Lucent Technologies Inc.,
              6.500% 01/15/28.............................................          652
    5,945   Lucent Technologies Inc.,
              6.450% 03/15/29.............................................        4,815
                                                                             ----------
                                                                                 17,552
                                                                             ----------
            OILFIELD SERVICES -- 0.9%
    1,640   Grant Prideco, Inc.,
              Series B,
              9.625% 12/01/07(a)..........................................        1,849
    5,155   Parker Drilling Company,
              9.625% 10/01/13(a)..........................................        5,748
      343   Parker Drilling Company,
              Series B,
              10.125% 11/15/09............................................          364
    2,485   Pride International, Inc.,
              7.375% 07/15/14@............................................        2,758
       55   Trico Marine Services, Inc.,
              8.875% 05/15/12(a)(b).......................................           24
                                                                             ----------
                                                                                 10,743
                                                                             ----------
            PACKAGING AND CONTAINERS -- 2.4%
    3,675   Owens-Brockway Glass Containers, Inc.,
              8.875% 02/15/09.............................................        3,997
    2,080   Owens-Brockway Glass Containers, Inc.,
              7.750% 05/15/11.............................................        2,215
    5,440   Owens-Brockway Glass Containers, Inc.,
              8.750% 11/15/12.............................................        6,038
    4,160   Owens-Brockway Glass Containers, Inc.,
              8.250% 05/15/13.............................................        4,430
    6,480   Owens-Illinois, Inc.,
              8.100% 05/15/07(a)..........................................        6,804
    2,605   Owens-Illinois, Inc.,
              7.800% 05/15/18.............................................        2,527
    2,020   Tekni-Plex, Inc.,
              8.750% 11/15/13@(a).........................................        1,919
                                                                             ----------
                                                                                 27,930
                                                                             ----------
            PAPER AND FOREST PRODUCTS -- 2.8%
    1,515   Bowater Inc.,
              9.000% 08/01/09.............................................        1,669
    3,245   Georgia-Pacific Corporation,
              8.875% 02/01/10.............................................        3,797

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            PAPER AND FOREST PRODUCTS -- (CONTINUED)
$   1,190   Georgia-Pacific Corporation,
              9.375% 02/01/13.............................................   $    1,401
    4,060   Georgia-Pacific Corporation,
              8.000% 01/15/24.............................................        4,618
      740   Georgia-Pacific Corporation,
              7.250% 06/01/28.............................................          766
    3,184   Georgia-Pacific Corporation,
              7.750% 11/15/29.............................................        3,423
   11,020   Georgia-Pacific Corporation,
              8.875% 05/15/31.............................................       13,361
    1,170   Pope and Talbot, Inc.,
              8.375% 06/01/13.............................................        1,223
    1,395   Pope and Talbot, Inc.,
              8.375% 06/01/13.............................................        1,458
                                                                             ----------
                                                                                 31,716
                                                                             ----------
            PHARMACEUTICALS -- 0.4%
    7,340   Pharma Intermediate,
              (0.000)% due 04/01/14
              11.500% beginning 04/01/09@.................................        4,624
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 2.6%
    2,570   American Color Graphics,
              10.000% 06/15/10............................................        1,979
      516   Dex Media East LLC,
              12.125% 11/15/12(a).........................................          642
    4,369   Hollinger Participation Trust,
              12.125% 11/15/10@(d)........................................        4,991
    4,490   Houghton Mifflin Company,
              7.200% 03/15/11.............................................        4,675
    1,780   Medianews Group Inc.,
              6.875% 10/01/13.............................................        1,838
    5,605   Morris Publishing Group LLC,
              7.000% 08/01/13.............................................        5,641
    4,299   Phoenix Color Corporation,
              10.375% 02/01/09............................................        4,127
    4,120   Vertis Inc.,
              9.750% 04/01/09.............................................        4,429
    1,461   Ziff Davis Media Inc., Series B,
              13.000% 08/12/09............................................        1,417
                                                                             ----------
                                                                                 29,739
                                                                             ----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.8%
    4,470   Crescent Real Estate Equities LP,
              9.250% 04/15/09.............................................        4,817
    4,475   Omega Healthcare Investors, Inc.,
              7.000% 04/01/14@............................................        4,542
                                                                             ----------
                                                                                  9,359
                                                                             ----------
            SEMICONDUCTORS -- 0.1%
      390   Amkor Technology, Inc.,
              7.125% 03/15/11.............................................          320
      485   Amkor Technology, Inc.,
              7.750% 05/15/13(a)..........................................          398
      390   ON Semiconductor Corporation,
              12.000% 03/15/10............................................          448
                                                                             ----------
                                                                                  1,166
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 108

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            SOFTWARE -- 0.2%
$   2,155   UGS Corporation,
              10.000% 06/01/12@...........................................   $    2,349
                                                                             ----------
            STEEL -- 0.9%
    1,930   AK Steel Corporation,
              7.750% 06/15/12(a)..........................................        1,887
    4,005   UCAR Finance Inc.,
              10.250% 02/15/12............................................        4,585
    3,200   United States Steel LLC,
              10.750% 08/01/08............................................        3,776
                                                                             ----------
                                                                                 10,248
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 5.8%
    3,334   Alamosa Delaware Inc.,
              11.000% 07/31/10(a).........................................        3,776
    2,150   Alamosa Delaware Inc.,
              (0.000)% due 07/31/09
              12.000% beginning 07/31/05(a)...............................        2,215
    1,060   American Tower Escrow,
              7.980%*** 08/01/08..........................................          790
    1,145   COLO.COM,
              13.875% 03/15/10@(b)(e).....................................            0++
      525   Dobson Communications Corporation, Class A,
              10.875% 07/01/10............................................          378
    2,985   Dobson Communications Corporation, Class A,
              8.875% 10/01/13(a)..........................................        1,925
      555   Globix Corporation,
              11.000% 05/01/08@(d)........................................          510
      583   GT Telecom Racers Notes Trust,
              Series A,
              0.000%** 06/30/08(b)(c)(e)..................................            0++
      417   GT Telecom Racers Notes Trust, Series B,
              0.000%** 06/30/08(b)(c)(e)..................................            0++
    1,164   Loral Cyberstar Inc.,
              10.000% 07/15/06(b).........................................          920
    3,510   PanAmSat Corporation,
              9.000% 08/15/14@............................................        3,650
      665   Qwest Capital Funding, Inc.,
              7.750% 08/15/06.............................................          667
    2,050   Qwest Communications International Inc.,
              7.250% 02/15/11@(a).........................................        1,942
    4,435   Qwest Communications International Inc.,
              Series B,
              7.500% 11/01/08.............................................        3,969
    6,500   Qwest Communications Term B (Credit Suisse First Boston),
              6.950%** 06/30/10(f)(g).....................................        6,407
      165   Qwest Corporation,
              5.625% 11/15/08.............................................          162
    1,130   Qwest Corporation,
              9.125% 03/15/12@............................................        1,243
    1,410   Qwest Corporation,
              7.250% 09/15/25.............................................        1,269

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
$   6,055   Qwest Corporation,
              8.875% 06/01/31.............................................   $    5,979
    2,950   Qwest Corporation,
              7.125% 11/15/43.............................................        2,449
    3,379   Qwest Services Corporation,
              13.500%** 12/15/07@(a)......................................        3,844
    6,787   Qwest Services Corporation,
              14.000%** 12/15/10@.........................................        7,923
    6,279   Qwest Services Corporation,
              14.500%** 12/15/14@.........................................        7,598
    1,495   Syniverse Technologies Inc.,
              Series B,
              12.750% 02/01/09............................................        1,674
    3,535   Triton PCS Holdings Inc.,
              8.500% 06/01/13.............................................        3,208
    2,600   US Unwired Inc.,
              Series B,
              10.000% 06/15/12............................................        2,698
                                                                             ----------
                                                                                 65,196
                                                                             ----------
            TOBACCO -- 0.9%
    6,135   Commonwealth Brands, Inc.,
              9.750% 04/15/08@............................................        6,381
    3,685   Commonwealth Brands, Inc.,
              10.625% 09/01/08@(a)........................................        3,832
                                                                             ----------
                                                                                 10,213
                                                                             ----------
            UTILITIES -- MISCELLANEOUS -- 0.1%
      880   Sensus Metering Systems,
              8.625% 12/15/13.............................................          898
                                                                             ----------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $700,430).............................................      746,284
                                                                             ----------
            FOREIGN BONDS AND NOTES -- 12.7%
            BROADCASTING AND CABLE -- 3.5%
    8,260   CanWest Media Inc., Series B,
              7.625% 04/15/13.............................................        8,880
   11,205(h) Ono Finance plc,
              10.500% 05/15/14@...........................................       13,918
    1,750   Quebecor Media Inc.,
              11.125% 07/15/11............................................        2,021
    2,620   Quebecor Media Inc.,
              (0.000)% due 07/15/11
              13.750% beginning 07/15/06..................................        2,528
    2,595   Rogers Cable Inc.,
              11.000% 12/01/15............................................        2,906
    6,060(i) Shaw Communications Inc., Class B,
              7.500% 11/20/13.............................................        4,929
    2,310(h) Telenet Communication NV,
              9.000% 12/15/13@............................................        3,020
    4,310   Telenet Group Holdings, NV,
              (0.000)% due 06/15/14
              11.50% beginning 12/15/08@(a)...............................        3,168
                                                                             ----------
                                                                                 41,370
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CHEMICALS -- SPECIALTY -- 0.3%
$   2,620   Acetex Corporation,
              10.875% 08/01/09............................................   $    2,882
       65   Marsulex Inc.,
              9.625% 07/01/08.............................................           64
                                                                             ----------
                                                                                  2,946
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 0.9%
   14,565   Calpine Canada Energy Finance,
              8.500% 05/01/08(a)..........................................       10,050
                                                                             ----------
            FOOD PRODUCTS -- 0.6%
    3,430   Burns Philp Capital Property Ltd.,
              10.750% 02/15/11............................................        3,790
    1,855   Burns Philp Capital Property Ltd.,
              9.500% 11/15/10.............................................        2,013
    7,895(h) Parmalat Finance Corporation, BV,
              6.250% 02/07/05(b)..........................................        1,471
                                                                             ----------
                                                                                  7,274
                                                                             ----------
            INSURANCE -- 0.2%
    3,125   Fairfax Financial Holdings Limited,
              7.750% 07/15/37.............................................        2,422
                                                                             ----------
            NATURAL GAS PIPELINES -- 0.2%
    1,865   Gemstone Investors Ltd.,
              7.710% 10/31/04@............................................        1,867
                                                                             ----------
            OILFIELD SERVICES -- 1.3%
    4,525   J. Ray McDermott, S.A.,
              11.000% 12/15/13@(a)........................................        4,921
    3,546   Petroleum Geo-Services ASA,
              8.000% 11/05/06.............................................        3,625
    5,370   Petroleum Geo-Services ASA,
              10.000% 11/05/10............................................        6,082
                                                                             ----------
                                                                                 14,628
                                                                             ----------
            PACKAGING AND CONTAINERS -- 1.2%
    6,750   Crown Euro Holdings S.A.,
              9.500% 03/01/11.............................................        7,526
    5,285   Crown Euro Holdings S.A.,
              10.875% 03/01/13(a).........................................        6,144
                                                                             ----------
                                                                                 13,670
                                                                             ----------
            PAPER AND FOREST PRODUCTS -- 1.5%
      995   Abitibi-Consolidated Inc.,
              8.850% 08/01/30.............................................          985
    6,670   Norske Skog Canada Ltd., Series D,
              8.625% 06/15/11.............................................        7,236
    6,390   Tembec Industries, Inc.,
              8.625% 06/30/09.............................................        6,550
    1,145   Tembec Industries, Inc.,
              8.500% 02/01/11.............................................        1,197
    1,620   Tembec Industries, Inc.,
              7.750% 03/15/12.............................................        1,628
                                                                             ----------
                                                                                 17,596
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            PUBLISHING AND ADVERTISING -- 0.8%
$     930   Hollinger Inc.,
              11.875% 03/01/11@...........................................   $      930
    3,945   Hollinger Inc.,
              12.875%** 03/01/11@.........................................        4,497
    3,800   Sun Media Corporation,
              7.625% 02/15/13.............................................        4,066
                                                                             ----------
                                                                                  9,493
                                                                             ----------
            RAILROADS, TRUCKING AND SHIPPING -- 0.6%
    1,315   Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.,
              11.750% 06/15/09............................................        1,328
    2,770   Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.,
              12.500% 06/15/12............................................        3,075
      230   Sea Containers Ltd., Series B,
              10.750% 10/15/06(a).........................................          236
      505   Sea Containers Ltd., Series B,
              7.875% 02/15/08(a)..........................................          495
    1,225   Stena AB,
              9.625% 12/01/12.............................................        1,367
                                                                             ----------
                                                                                  6,501
                                                                             ----------
            STEEL -- 0.5%
    4,666   Algoma Steel Inc.,
              11.000%** 12/31/09(f).......................................        5,179
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 1.1%
    4,340   Millicom International Cellular S.A.,
              10.000% 12/01/13@...........................................        4,362
    4,930   Mobifon Holdings BV
              12.500% 07/31/10............................................        5,767
    1,735   Rogers Cantel Inc.,
              9.750% 06/01/16.............................................        1,937
                                                                             ----------
                                                                                 12,066
                                                                             ----------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $132,314).............................................      145,062
                                                                             ----------
            FOREIGN CONVERTIBLE BONDS AND NOTES -- 0.8%
            TELECOMMUNICATIONS SERVICES -- 0.8%
              (Cost $7,343)
    9,840   Nortel Networks Corporation,
              4.250% 09/01/08(a)..........................................        9,496
                                                                             ----------
 SHARES
---------
            PREFERRED STOCKS -- 1.9%
            BROADCASTING AND CABLE -- 0.1%
    9,700   Paxson Communications Corporation(d)..........................          730
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 110

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  SCHEDULE OF INVESTMENTS (CONTINUED)         SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            HEALTH SERVICES -- 0.5%
  216,900   QuadraMed Corporation@........................................   $    5,206
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 0.4%
   98,000   Haights Cross Communications Inc.!!(f)........................        4,925
      328   Ziff Davis Holdings Inc., Series E-1!!........................          171
                                                                             ----------
                                                                                  5,096
                                                                             ----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.9%
   73,060   Sovereign REIT, Series A@.....................................       10,757
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 0.0%+
   30,035   NEON Communications, Inc.!!(e)(f).............................          338
                                                                             ----------
            TOTAL PREFERRED STOCKS
              (Cost $20,691)..............................................       22,127
                                                                             ----------
            WARRANTS -- 0.1%
  730,353   ACP Holding Company
              Expire 10/07/13!!@..........................................        1,076
    1,145   COLO.COM
              Expire 03/15/10!!@..........................................            0++
       52   General Chemical Industrial Products Inc., Class A
              Expire 03/31/11!!(a)(e)(f)..................................            1
       71   General Chemical Industrial Products Inc., Class B
              Expire 03/31/11!!(a)(e)(f)..................................            3
       98   Haights Cross Communications Inc.
              Expire 12/10/11!!(e)(f).....................................            0++
   93,550   Haights Cross Communications Inc.
              Expire 12/10/11!!(e)(f).....................................            1
    1,663   ICO Global Communications
              Expire 5/16/06!!............................................            0++
  275,617   NEON Communications, Inc.
              Expire 12/02/12!!(a)(e)(f)..................................            3
  180,266   NEON Communications, Inc., Preferred
              Expire 12/02/12!!(e)(f).....................................            2
  150,231   NEON Communications, Inc., Class A
              Expire 12/02/12!!(e)(f).....................................          188
    1,365   Ono Finance plc
              Expire 03/16/11!!@(e).......................................            0++
      220   Thermadyne Holdings Corporation
              Expire 05/23/06!!(e)(f).....................................            0++
      180   UbiquiTel Inc.
              Expire 04/15/10!!@..........................................            0++
   60,280   Ziff Davis Holdings Inc.
              Expire 08/12/12!!@..........................................           30
                                                                             ----------
            TOTAL WARRANTS
              (Cost $500).................................................        1,304
                                                                             ----------
 SHARES                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            AFFILIATED INVESTMENT COMPANIES -- 25.0%
              (Cost $285,642)
  285,642   Nations Cash Reserves, Capital Class Shares#..................   $  285,642
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $1,203,802*)................................     110.7%   1,267,986
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)............     (10.7)%   (122,253)
                                                                             ----------
            NET ASSETS..........................................     100.0%  $1,145,733
                                                                             ==========

---------------

 * Federal income tax information: Net unrealized appreciation of $64,184 on investment securities was comprised of gross appreciation of $90,544 and depreciation of $26,360 for federal income tax purposes. At September 30, 2004, the aggregate cost for federal income tax purposes was $1,203,802.

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2004.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2004.

 !!Non-income producing security.

  @Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 + Amount represents less than 0.1%.

 ++Amount represents less than $500.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 9). The portion that represents cash collateral is $168,225.

 (a)
   All or portion of security was on loan at September 30, 2004. The aggregate cost and market value of securities on loan at September 30, 2004, is $159,578 and $158,931, respectively.

 (b)
   Issuer in default.

 (c)
   Issuer in bankruptcy.

 (d)
   Payment in Kind ("PIK"). Interest or dividend payment is made with additional securities.

 (e)
   Fair valued security.

 (f)
   Restricted and illiquid security.

 (g)
   Loan participation agreement

 (h)
   Principal amount denominated in Euro.

 (i)
   Principal amount denominated in Canadian dollar.

ABBREVIATIONS:

MTN  --   Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST



  STATEMENTS OF ASSETS AND LIABILITIES                           (UNAUDITED)


September 30, 2004

                                                                INTERMEDIATE       HIGH YIELD
                                                                BOND MASTER        BOND MASTER
                                                                 PORTFOLIO          PORTFOLIO
------------------------------------------------------------------------------------------------
(IN THOUSANDS)
ASSETS:
Non-affiliated investments, at cost.........................   $      663,254    $       918,160
Affiliated investments, at cost.............................           49,032            285,642
                                                               --------------    ---------------
Non-affiliated investments, at value........................          673,372            982,344
Affiliated investments, at value............................           49,032            285,642
Receivable for investment securities sold...................               --             25,051
Dividends receivable........................................               15                120
Interest receivable.........................................            6,614             22,592
                                                               --------------    ---------------
Total assets................................................          729,033          1,315,749
                                                               --------------    ---------------
LIABILITIES:
Collateral on securities loaned.............................          (35,781)          (168,225)
Variation margin/due to broker..............................               (4)                --
Investment advisory fee payable.............................             (229)              (513)
Administration fee payable..................................               --                (47)
Due to custodian............................................              (18)              (516)
Payable for investment securities purchased.................               --               (618)
Accrued Trustees' fees and expenses.........................              (37)               (39)
Accrued expenses and other liabilities......................              (36)               (58)
                                                               --------------    ---------------
Total liabilities...........................................          (36,105)          (170,016)
                                                               --------------    ---------------
NET ASSETS..................................................   $      692,928    $     1,145,733
                                                               ==============    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 112

NATIONS MASTER INVESTMENT TRUST



  STATEMENTS OF OPERATIONS                                       (UNAUDITED)


For the six months ended September 30, 2004

                                                               INTERMEDIATE        HIGH YIELD
                                                                   BOND               BOND
                                                                  MASTER             MASTER
                                                                PORTFOLIO          PORTFOLIO
-----------------------------------------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................  $       12,844     $       45,833
Dividends (Net of foreign withholding taxes of $0 and $1,
  respectively).............................................              --                151
Dividend income from affiliated funds.......................              89                427
Securities lending..........................................              28                166
                                                              --------------     --------------
    Total investment income.................................          12,961             46,577
                                                              --------------     --------------
EXPENSES:
Investment advisory fee.....................................           1,410              3,120
Administration fee..........................................             176                284
Custodian fees..............................................              29                 49
Legal and audit fees........................................              24                 24
Trustees' fees and expenses.................................               9                  9
Interest expense............................................              --                  1
Other.......................................................               9                 13
                                                              --------------     --------------
    Total expenses..........................................           1,657              3,500
Fees reduced by credits allowed by the custodian (see Note
  3)........................................................              --*                (3)
Fees waived by administrator (see Note 3)...................            (176)                --
                                                              --------------     --------------
    Net expenses............................................           1,481              3,497
                                                              --------------     --------------
NET INVESTMENT INCOME.......................................          11,480             43,080
                                                              --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................          (1,223)            29,414
  Swap contracts............................................              69                 --
  Futures...................................................            (320)                --
  Written options...........................................             (78)                --
  Foreign currency and other net assets.....................              --                 99
                                                              --------------     --------------
Net realized gain/(loss) on investments.....................          (1,552)            29,513
                                                              --------------     --------------
Change in unrealized appreciation/(depreciation) of:
  Securities................................................         (10,754)           (34,886)
  Swap contracts............................................             (67)                --
  Futures...................................................            (354)                --
  Foreign currency and other net assets.....................               8                 17
                                                              --------------     --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................         (11,167)           (34,869)
                                                              --------------     --------------
Net realized and unrealized gain/(loss) on investments......         (12,719)            (5,356)
                                                              --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $       (1,239)    $       37,724
                                                              ==============     ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

  STATEMENTS OF CHANGES IN NET ASSETS


                                                                INTERMEDIATE BOND                  HIGH YIELD BOND
                                                                MASTER PORTFOLIO                  MASTER PORTFOLIO
                                                         -------------------------------   -------------------------------
                                                           SIX MONTHS                        SIX MONTHS
                                                             ENDED                             ENDED
                                                            9/30/04         YEAR ENDED        9/30/04         YEAR ENDED
                                                          (UNAUDITED)        3/31/04        (UNAUDITED)        3/31/04
                                                         -----------------------------------------------------------------
(IN THOUSANDS)
Net investment income..................................  $       11,480   $       23,684   $       43,080   $       89,077
Net realized gain/(loss) on investments................          (1,552)          16,276           29,513           45,456
Net change in unrealized appreciation/(depreciation) of
  investments..........................................         (11,167)          (5,781)         (34,869)         106,780
                                                         --------------   --------------   --------------   --------------
Net increase/(decrease) in net assets resulting from
  operations...........................................          (1,239)          34,179           37,724          241,313
Contributions..........................................          47,974          162,098          251,029        1,083,816
Withdrawals............................................        (103,039)        (232,258)        (391,383)        (772,416)
                                                         --------------   --------------   --------------   --------------
Net increase/(decrease) in net assets..................         (56,304)         (35,981)        (102,630)         552,713
NET ASSETS:
Beginning of period....................................         749,232          785,213        1,248,363          695,650
                                                         --------------   --------------   --------------   --------------
End of period..........................................  $      692,928   $      749,232   $    1,145,733   $    1,248,363
                                                         ==============   ==============   ==============   ==============


  FINANCIAL HIGHLIGHTS


                                                                                                            WITHOUT WAIVERS
                                                                                                            AND/OR EXPENSE
                                                                                                            REIMBURSEMENTS
                                                                                                            ---------------
                                                              RATIO OF         RATIO OF                        RATIO OF
                                                             OPERATING      NET INVESTMENT                     OPERATING
                                                              EXPENSES     INCOME/(LOSS) TO    PORTFOLIO      EXPENSES TO
                                                 TOTAL       TO AVERAGE      AVERAGE NET       TURNOVER         AVERAGE
                                                RETURN       NET ASSETS         ASSETS           RATE         NET ASSETS
                                              -----------------------------------------------------------------------------
INTERMEDIATE BOND MASTER PORTFOLIO:
Six months ended 9/30/2004# (unaudited).....      0.07%         0.42%(c)+        3.26%+            19%           0.47%(c)+
Year ended 3/31/2004........................      4.66          0.46(c)(d)       3.10             200            0.47(c)
Year ended 3/31/2003........................     10.85          0.47(c)(d)       3.70             122            0.47(c)
Year ended 3/31/2002........................      4.33          0.49(c)(d)       5.24             228            0.49(c)
Year ended 3/31/2001........................        --@         0.45(c)          6.61             118            0.46(c)
Period ended 3/31/2000......................        --@         0.54+            6.10+             90            0.55+
HIGH YIELD BOND MASTER PORTFOLIO:
Six months ended 9/30/2004# (unaudited).....      3.68%         0.62%(c)+        7.60%+            16%           0.62%(c)+
Year ended 3/31/2004........................     25.53          0.61(c)          7.85              51            0.61(c)
Year ended 3/31/2003........................      6.47          0.62(c)          9.76              50            0.62(c)
Year ended 3/31/2002........................      6.33          0.65(c)(d)       9.93              64            0.65(c)
Year ended 3/31/2001........................        --@         0.71            11.14              63            0.72
Period ended 3/31/2000(b)...................        --@         2.82+            5.16+             26            2.86+

---------------

 + Annualized.

(a)Represents financial information for the Pacific Horizon Intermediate Bond Portfolio, which was reorganized into Intermediate Bond Master Portfolio on May 21, 1999.

(b)High Yield Bond Master Portfolio commenced operations on February 14, 2000.

(c)The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and / or expense reimbursements, was less than 0.01%.

(d)The effect of interest expense on the operating expense ratio was less than 0.01%.

 @ Total return not required for periods indicated.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 114

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Master Investment Trust (the "Master Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At September 30, 2004, the Master Trust offered twelve separate portfolios. These financial statements pertain only to Intermediate Bond Master Portfolio and High Yield Bond Master Portfolio (each a "Master Portfolio" and collectively, the "Master Portfolios"). Financial statements for the other portfolios of the Master Trust are presented under separate cover.

Certain Funds invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

The High Yield Bond Master Portfolio principally invests in high yield securities (sometimes called "junk bonds"), which are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities can also be subject to greater price volatility.

The following investors were invested in the Master Portfolios at September 30, 2004:

INTERMEDIATE BOND MASTER PORTFOLIO:
Nations Intermediate Bond Fund..............................  96.8%
Nations Intermediate Bond Fund (Offshore)...................   3.2%
HIGH YIELD BOND MASTER PORTFOLIO:
Nations High Yield Bond Fund................................  94.2%
Nations High Yield Bond Fund (Offshore).....................   5.8%

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolios in the preparation of their financial statements.

Securities valuation: Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

Futures contracts: The Intermediate Bond Master Portfolio and High Yield Bond Master Portfolio may invest in futures contracts for the purposes of hedging against changes in values of the Portfolio's securities or changes in the prevailing levels of interest rates or currency exchange rates or to enhance the portfolio's return. Upon entering into a futures contract, a Master Portfolio is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Master Portfolio each day, depending on the daily fluctuation of the value of the contract.

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Intermediate Bond Master Portfolio may purchase and write call and put options on securities, futures and swap contracts ("swaptions"). A Master Portfolio may use such options on futures contracts in connection with its hedging strategies and for the purpose of yield enhancement in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures.

The Master Portfolio may write covered call options and put options on securities in which it is permitted to invest from time to time in seeking to attain the Master Portfolio's objective. Call options written by a Master Portfolio give the holder the right to buy the underlying securities from the Master Portfolio at a stated exercise price; put options give the holder the right to sell the underlying security to the Master Portfolio at a stated price. In the case of put options, a Master Portfolio is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Master Portfolio may also write combinations of covered puts and calls on the same underlying security. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Master Portfolio typically receives a premium from writing a put or call option, which would increase the Master Portfolio's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Master Portfolio limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Master Portfolio assumes the risk that it may be required to purchase the underlying security.

The Master Portfolio may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Master Portfolio will realize a profit or loss from such transaction in which it purchases an option having the same terms as the option written. The Master Portfolio will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Master Portfolio.

Foreign currency transactions: The books and records of the Master Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. London time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Master Portfolio and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, a Master Portfolio may enter into forward currency exchange contracts only under two circumstances: (i) when a Master Portfolio enters into a contract for the purchase or sale of a

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


security denominated in a foreign currency to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Master Portfolio as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset. At September 30, 2004, the Master Portfolios had no open forward foreign currency contracts.

Forward foreign currency contracts will be used primarily to protect the Master Portfolios from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Master Portfolio's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of assets and liabilities. In addition, the Master Portfolios could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Swaps: The Master Portfolios may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Master Portfolios had invested directly in the asset that yielded the desired return. Swaps involve the exchange by the Master Portfolios with another party of their respective commitments to pay or receive interest, effective return, or total return throughout the lives of the agreements. The interest to be paid or received on swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of net assets. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Master Portfolio's basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, a Master Portfolio will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Master Portfolio will succeed in pursuing contractual remedies. A Master Portfolio thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Master Portfolio enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

Loan Participations and Commitments: The High Yield Bond Master Portfolio may invest in Loan Participations. When the Master Portfolio purchases a Loan Participation, the Master Portfolio typically enters into a contractual relationship with the lender or third party selling such Participations ("Selling Participant"), but not the Borrower. As a result, the Master Portfolio assumes the credit risk of the Borrower, the Selling Participant and any other persons interpositioned

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  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


between the Master Portfolio and the Borrower ("Intermediate Participants"). The Master Portfolio may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Loan Participation.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each investor in the portfolio is treated as an owner of its proportionate share of the net assets, income, expenses, realized and unrealized gains and losses of the portfolio.

Federal income taxes: The Master Portfolios are treated as partnerships for federal income tax purposes and therefore are not subject to federal income tax. Each investor in the Master Portfolios will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

Expenses: General expenses of the Master Trust are allocated to the Master Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Master Portfolio are charged to such Master Portfolio.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

The Master Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Master Portfolios. Under the terms of the Investment Advisory Agreement, BACAP is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following maximum annual rates multiplied by the average daily net assets of each Master Portfolio:

                                                              ANNUAL RATE
                                                              -----------
Intermediate Bond Master Portfolio..........................     0.40%
High Yield Bond Master Portfolio............................     0.55%

The Master Trust has, on behalf of the High Yield Bond Master Portfolio, entered into a sub-advisory agreement with BACAP and MacKay Shields LLC ("MacKay Shields") pursuant to which MacKay Shields is entitled to receive a sub-advisory fee from BACAP at the maximum annual rate of 0.40% of the Master Portfolio's average daily net assets up to and including $100 million; 0.375% of the Master Portfolio's average daily net assets over $100 million and up to and including $200 million and 0.35% of the Master Portfolio's average daily net assets over $200 million.

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of the Master Trust. Under the administration agreement, BACAP Distributors is currently entitled to receive a fee, computed daily and paid monthly, at the maximum annual rate of 0.05% of each Master Portfolio's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Master Trust pursuant to an agreement with BACAP Distributors. For the six months ended September 30, 2004, BACAP Distributors earned annual rates of 0.00% of Intermediate Bond and 0.05% of High Yield Bond Master Portfolios' average daily net assets (net of waivers) for its administration services.

BNY serves as the custodian of the Master Trust's assets.

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from the Master Trust for serving as an Officer of the Master Trust.

The Master Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Master Portfolios' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, a portfolio of Nations Funds Trust, another registered investment company advised by

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


BACAP. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statements of assets and liabilities.

The Master Portfolios have made daily investments of cash balances in the Nations Cash Reserves, a portfolio of Nations Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Master Portfolio from such investments is included in its Statement of operations as "Dividend income from affiliated funds". BACAP and BACAP Distributors earn advisory and administration fees on the investments made in the Nations Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Master Portfolios. For the six months ended September 30, 2004, BACAP and BACAP Distributors earned the following fees related to investments in affiliated funds:

                                                                                      ADMINISTRATION FEES
                                                               ADVISORY FEES            (EARNED BY BACAP
                                                             (EARNED BY BACAP)           DISTRIBUTORS)
                                                                   (000)                     (000)
                                                             --------------------------------------------------
Intermediate Bond Master Portfolio.........................         $10                       $ 5
High Yield Bond Master Portfolio...........................          44                        23

3.  TOTAL OPERATING EXPENSE LIMITATIONS

For the six months ended September 30, 2004 and until July 31, 2005, BACAP Distributors has agreed to waive 0.05% of it administration fees for the Intermediate Bond Master Portfolio.

For the six months ended September 30, 2004, expenses of the Master Portfolios were reduced by $3,034 under expense offset arrangements with BNY. The Master Portfolios could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2004 were as follows:

                                                              PURCHASES     SALES
                                                                (000)       (000)
                                                              ---------------------
Intermediate Bond Master Portfolio..........................  $ 43,736     $ 45,805
High Yield Bond Master Portfolio............................   166,540      324,466

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 2004 were as follows:

                                                              PURCHASES     SALES
                                                                (000)       (000)
                                                              --------------------
Intermediate Bond Master Portfolio..........................   $86,892     $95,651
High Yield Master Portfolio.................................        --          --

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  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


5.  FUTURES CONTRACTS

At September 30, 2004, the Intermediate Bond Master Portfolio had the following futures contracts open:

                                                                                                                     UNREALIZED
                                                                           VALUE OF CONTRACT    MARKET VALUE OF    APPRECIATION/
                                                              NUMBER OF       WHEN OPENED          CONTRACTS       (DEPRECIATION)
DESCRIPTION                                                   CONTRACTS          (000)               (000)             (000)
---------------------------------------------------------------------------------------------------------------------------------
U.S. 5 year Treasury Note Futures (long position) expiring
  December 2004(a)..........................................     457            $50,363             $50,613             $250
U.S. 10 year Treasury Note Futures (short position) expiring
  December 2004(a)..........................................      27              3,046               3,041               (5)
                                                                                                                        ----
  Total net unrealized appreciation.........................                                                            $245
                                                                                                                        ====

---------------

(a)Securities have been segregated as collateral for the Master Portfolio's open futures contracts.

6.  WRITTEN OPTIONS

Written options for the Intermediate Bond Master Portfolio for the six months ended September 30, 2004 aggregated the following:

                                                                            PREMIUM
                                                              NUMBER OF     RECEIVED
SUMMARY OF WRITTEN OPTIONS                                    CONTRACTS*     (000)
------------------------------------------------------------------------------------
Outstanding at March 31, 2004...............................       --        $  --
Contracts opened............................................     1.12            7
Contracts closed............................................       --           --
Contracts expired...........................................    (1.12)          (7)
                                                                -----        -----
Outstanding at September 30, 2004...........................       --        $  --
                                                                =====        =====

---------------

 *1 contract = $1,000,000 notional amount.

7.  SWAP CONTRACTS

At September 30, 2004, the Intermediate Bond Master Portfolio had the following swap contracts outstanding:

                                                                                                            UNREALIZED
                                                              NOTIONAL      PAYMENTS        PAYMENTS      APPRECIATION/
                                                               AMOUNT         MADE         RECEIVED BY    (DEPRECIATION)
DESCRIPTION                                                    (000)       BY THE FUND      THE FUND          (000)
------------------------------------------------------------------------------------------------------------------------
Contract with
  Citigroup, effective April 18, 2003, expiring June 20,
    2008(a).................................................   $3,000          (b)           (b)               $10
Contract with
  Citigroup, effective April 23, 2003, expiring June 20,
    2008(a).................................................    3,000     3-month LIBOR       3.380%            57
                                                                                                               ---
Total unrealized appreciation...............................                                                   $67
                                                                                                               ===

---------------

(a)Fair value.

(b)Wells Fargo Credit Default Swap -- The Fund assumes risk on Wells Fargo Credit rating. The Fund receives 0.30% of the notional amount of the contract.

8.  LINE OF CREDIT

The Master Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Master Portfolio maintains a ratio of net assets

 120
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  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


(not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

The Master Portfolios had no borrowings outstanding at September 30, 2004. During the six months ended September 30, 2004, borrowings by the Master Portfolios under the Agreement were as follows:

                                                                AVERAGE
                                                                 AMOUNT       AVERAGE
                                                              OUTSTANDING*    INTEREST
PORTFOLIO                                                        (000)          RATE
--------------------------------------------------------------------------------------
High Yield Bond Master Portfolio............................      $144         1.49%

---------------

 *The average amount outstanding was based on daily balances in the period.

9.  SECURITIES LENDING

Under an agreement with BNY, the Master Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from investment of the collateral. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Master Portfolios. Generally, in the event of counterparty default, the Master Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Master Portfolio in the event the Master Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Master Portfolio bears the risk of loss with respect to the investment of collateral. The income earned by each Master Portfolio from securities lending is included in its Statement of operations.

At September 30, 2004, the following Master Portfolios had securities on loan:

                                                                                      MARKET
                                                               MARKET VALUE OF         VALUE
                                                              LOANED SECURITIES    OF COLLATERAL
                                                                    (000)              (000)
                                                              ----------------------------------
Intermediate Bond Master Portfolio..........................      $ 34,676           $ 35,781
High Yield Bond Master Portfolio............................       158,931            168,225

10.  RESTRICTED SECURITIES

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. The Master Portfolios do not have the right to demand that such securities be registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

The following securities are considered restricted as to resale at September 30, 2004 for the High Yield Bond Master Portfolio.

                                                                                                 MARKET
                                                                                  ACQUISITION     VALUE     PERCENTAGE
                                                                ACQUISITION          COST        9/30/04      OF NET
SECURITY                                                           DATE              (000)        (000)       ASSETS
----------------------------------------------------------------------------------------------------------------------
Algoma Steel Inc.,
  11.000% due 12/31/09.....................................  03/12/01-06/20/01      $ 3,223      $ 5,179       0.1%
Fountain View, Inc. .......................................      09/03/03                --**          2       0.0*
General Chemical Industrial Products Inc.:
  Common Stock.............................................      05/24/04               210           17       0.0*
  Warrants, Class A, expires 03/31/11......................      05/24/04                 9            1       0.0*
  Warrants, Class B, expires 03/31/11......................      05/24/04                33            3       0.0*
Goodyear Tire & Rubber Company Credit Revolver,
  5.610% due 03/31/2006....................................      02/18/04             4,300        3,739       0.3

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  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                                                                 MARKET
                                                                                  ACQUISITION     VALUE     PERCENTAGE
                                                                ACQUISITION          COST        9/30/04      OF NET
SECURITY                                                           DATE              (000)        (000)       ASSETS
----------------------------------------------------------------------------------------------------------------------
Haights Cross Communications Inc.:
  Preferred Stock..........................................      01/15/04           $ 4,561      $ 4,925       0.4%
  Warrants, expires 12/10/11...............................      01/15/04                --**         --**     0.0*
  Warrants, expires 12/10/11...............................      01/15/04                --            1       0.0*
ICO Global Communications Holdings LTD., Common Stock......      01/11/02                61            1       0.0*
Mirant Revolver Credit Facility:
  0.000% due 01/15/05......................................      04/11/03             1,400          855       0.1
  0.000% due 07/17/05......................................  12/19/03-09/24/04        1,736        1,421       0.1
NEON Communications, Inc.:
  Common Stock.............................................      07/01/03               244          345       0.0*
  Preferred Stock..........................................      12/04/02               338          338       0.0*
  Preferred Warrants, expires 12/02/12.....................      01/03/03                --            2       0.0*
  Warrants, expires 12/02/12...............................      07/01/03               244            3       0.0*
  Warrants, Class A, expires 12/02/12......................      12/04/02                --          188       0.0*
NRG Energy, Inc., Credit Agreement:
  5.559% due 06/23/10......................................      12/19/03               829          855       0.1
  7.000% due 06/23/10......................................      12/19/03             1,464        1,510       0.1
QuadraMed Corporation, Common Stock........................      04/26/04               541        1,300       0.1
Qwest Communications Term B,
  6.950% due 06/30/10......................................  05/23/03-06/12/03        6,393        6,407       0.6
Rockwood Specialities Group, Inc.,
  Bank Loan:
  9.095% due 02/11/11......................................      07/28/04             4,900        4,968       0.4
  9.710% due 02/11/11......................................      07/28/04             2,293        2,305       0.2
Salton Sea Funding, Series B,
  7.370% due 05/30/05......................................      01/22/01               135          141       0.0*
Thermadyne Holding Corporation:
  Common Stock.............................................      09/25/03             1,822        1,741       0.2
  Warrants, expires 5/23/06................................      06/18/03                --           --**     0.0*
United Artists Theatre Circuit Inc.,
  Series 1995-A
  9.300% due 07/01/15......................................  11/28/00-07/21/03          321          444       0.0*
Viasystems Term Loan B,
  7.150% due 09/30/08......................................  01/12/04-01/14/04        2,734        2,723       0.2
                                                                                    -------      -------       ---
TOTALS.....................................................                         $37,791      $39,414       2.9%
                                                                                    =======      =======       ===

---------------

 * Amount represents less than 0.1%.

 **Amount represents less than $500.

11.  COMMITMENTS AND CONTINGENCIES

As of September 30, 2004, the High Yield Bond Master Portfolio had unfunded loan commitments pursuant to the following loan agreements:

                                                              UNFUNDED COMMITMENT
BORROWER:                                                            (000)
---------------------------------------------------------------------------------
Mirant Revolving Credit Facility............................        $1,276
NRG Energy, Inc. ...........................................         1,300

12.  CONTINGENCIES AND OTHER EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in various mutual funds, including other funds in the

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Nations Funds family. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and "late trading." The NYAG later announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name the Funds, among others, as defendants (see Civil Litigation below).

The independent Trustees of the Funds have engaged independent legal counsel and, through them, accountants to evaluate the extent of any monetary impact to any Funds from discretionary market timing or from late trading. On September 8, 2003, Bank of America Corporation and the Boards of Trustees of the Funds (the "Boards") jointly announced that: (i) to the extent that the independent counsel and accountants determine that the Funds were adversely affected by any late trading or any discretionary market timing agreement, BACAP would make appropriate restitution; and (ii) BACAP and BACAP Distributors would promptly return to the Funds that were the subject of a market timing agreement all advisory and administration fees they received as a result of such an agreement, irrespective as to whether or not there is an independent determination of any negative impact to any Fund shareholders. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by the Funds in connection with this matter.

Settlements in Principle with Regulators

On March 15, 2004, Bank of America Corporation and FleetBoston Financial Corporation ("Fleet") entered into agreements in principle (each an "Agreement" and together, the "Agreements") with the NYAG and the SEC over matters related to improper late trading and market timing of mutual funds. As noted below, on April 1, 2004, Bank of America Corporation acquired Fleet.

Under the Agreements, Bank of America Corporation has agreed to pay $250 million in total disgorgement and restitution and a penalty of $125 million and FleetBoston Financial Corporation agreed to pay $70 million in total disgorgement and restitution and a penalty of $70 million. In addition, the Agreement with the NYAG requires an aggregate reduction in mutual fund fees of $32 million per year for five years across selected non-money market funds in the Nations Funds and Fleet mutual fund complexes. The final amount payable as restitution and whether such restitution will be effectuated through a Fund or directly to shareholders, has not yet been determined.

When finalized, the Agreements will conclude the investigation by the NYAG and the SEC of Bank of America Corporation and its affiliates relating to late trading and market timing activities, provided that the NYAG and the SEC have reserved the right to continue their respective investigations of and actions against individuals.

Management believes that the Agreements, and their finalization, will not have a material adverse effect, on any Fund's financial positions or results of operations. However, a review by the accountants engaged to investigate these matters for the Boards remains ongoing. Accordingly, an estimate of the financial impact on any Fund cannot currently be made.

Bank of America Corporation Acquisition of Fleet

On April 1, 2004, Bank of America Corporation acquired Fleet. As a result of this acquisition, Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributor, Inc. ("CFDI") are now indirect wholly-owned subsidiaries of Bank of America Corporation. The SEC and NYAG filed proceedings against both CMA and CFDI on February 24, 2004 alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual funds shares and violated certain New York anti-fraud statutes. In order to settle these matters, as noted above, Fleet entered into the March 15, 2004 Agreements with the NYAG and the SEC. In addition, both Bank of America and Fleet committed to use best efforts to implement certain enhanced governance and compliance procedures with respect to advised mutual funds and agreed to the retention of independent consultants to review compliance, control and other policies and procedures relating to their respective mutual fund advisory businesses.

If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, or if any final settlement includes an injunction against CMA or CFDI prohibiting them

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


from engaging in certain conduct, CMA, CFDI or any company that is an affiliated person of CMA and CFDI could be barred from serving as an investment adviser or distributor for any investment company registered under the Investment Company Act of 1940. As a result of the Fleet acquisition, BACAP and BACAP Distributors are now affiliated persons of CMA and CFDI and, therefore, under these circumstances, could be barred from serving as an investment adviser or distributor for any registered investment company, including the Funds. If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, it is expected that BACAP and BACAP Distributors would seek exemptive relief from the SEC to permit them to continue serving as the investment adviser and distributor of the Funds.

Civil Litigation

In connection with the events described in detail above, various parties have filed suit against certain Funds, their Boards and/or Bank of America Corporation (and affiliated entities). These cases have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland.

These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

                      [This page intentionally left blank]

                      [This page intentionally left blank]

THE NATIONS FUNDS
FAMILY OF FUNDS

THE MUTUAL FUND FAMILY OF
BANC OF AMERICA CAPITAL MANAGEMENT

Within each category,
the funds are listed from
aggressive to conservative.


Lower risk/reward potential

MONEY MARKET FUNDS

Nations Cash Reserves
Nations Money Market Reserves
Nations Government Reserves
Nations Treasury Reserves
Nations Tax-Exempt Reserves
Nations Municipal Reserves
Nations California Tax-Exempt Reserves
Nations New York Tax-Exempt Reserves

FIXED INCOME FUNDS

TAXABLE INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Government Securities Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (CA, FL, GA, KS, MD, NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


EQUITY FUNDS

GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth Fund
Nations Strategic Growth Fund

BLEND FUNDS
Nations Asset Allocation Fund

VALUE FUNDS
Nations SmallCap Value Fund
Nations MidCap Value Fund
Nations Value Fund


Higher reward/risk potential

INTERNATIONAL/GLOBAL FUNDS

Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund
Nations Global Value Fund


SPECIALTY FUNDS

INDEX FUNDS
Nations SmallCap Index Fund
Nations MidCap Index Fund
Nations LargeCap Index Fund
Nations LargeCap Enhanced Core Fund

ASSET ALLOCATION PORTFOLIOS
Nations LifeGoal Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Income Portfolio
Nations LifeGoal Income and Growth Portfolio

OTHER SPECIALTY FUNDS
Nations Convertible Securities Fund


FIXEDSAR
(9/04)

                              HIGH YIELD PORTFOLIO



           Semi-Annual report for the period ended September 30, 2004

HIGH YIELD PORTFOLIO

--------------------------------------------------------------------------------
Shareholder expense example
--------------------------------------------------------------------------------

As a shareholder of the Portfolio, you incur two types of costs: (1) transactions costs, including sales charges (loads) and redemption fees, where applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below for the Portfolio provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account valued divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for the Portfolio under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for the Portfolio provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactions costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                              EXPENSES PAID
                      BEGINNING             ENDING            DURING PERIOD*
                    ACCOUNT VALUE        ACCOUNT VALUE       APRIL 1, 2004 TO
                    APRIL 1, 2004     SEPTEMBER 30, 2004    SEPTEMBER 30, 2004
                  --------------------------------------------------------------

Actual                $1,000.00            $1,045.50               $0.51
Hypothetical**        $1,000.00            $1,024.57               $0.51

* Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** Assumed 5% return per year before expenses.

Nations Master Investment Trust
High Yield Portfolio

--------------------------------------------------------------------------------
Portfolio breakdown (as a % of net assets as of 9/30/04)
--------------------------------------------------------------------------------

[PIE CHART]

Corporate bonds and notes      70.8%
Foreign bonds and notes        12.7%
Mortgage-backed securities      4.4%
Other                          12.1%

Portfolio holdings are current as of
September 30, 2004, are subject to
change and may not be representative
of current holdings.



                          TOP 10 HOLDINGS

                          1. Atrium Companies, Inc., Series B,              7.9%
                              10.500% 05/01/09
                          2. Tenneco Automotive Inc., Series B,             4.8%
                              11.625% 10/15/09
                          3. Ryland Group, Inc.,                            4.6%
                              8.000% 08/15/06
                          4. Ryerson Tull, Inc., Class A,                   4.5%
                              9.125% 07/15/06
                          5. Qwest Bank Loan Tranche,                       4.4%
                              6.500% 06/30/07
                          6. United Agri Products,                          4.3%
                              8.250% 12/15/11
                          7. Lyondell Chemical Company, Series B,           4.2%
                              9.875% 05/01/07
                          8. Fairchild Semiconductor International, Inc.,   4.0%
                              10.500% 02/01/09
                          9. Echostar DBS Corporation,                      4.0%
                              10.375% 10/01/07
                          10. Methanex Corporation,                         4.0%
                               7.750% 08/15/05

                          The top 10 holdings are presented to illustrate examples of the securities in which the Portfolio invests.

NATIONS MASTER INVESTMENT TRUST
HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------
Schedule of investments                           September 30, 2004 (unaudited)
--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
--------------------------------------------------------------------------------
            CORPORATE BONDS AND NOTES - 70.8%
            AUTOMOTIVE - 4.8%
$  3,780    Tenneco Automotive Inc., Series B,
              11.625% 10/15/09                                          $  3,988
                                                                           -----
            BROADCASTING AND CABLE - 4.0%
   3,128    Echostar DBS Corporation,
              10.375% 10/01/07                                             3,290
                                                                           -----
            BUILDING MATERIALS - 9.8%
   6,261    Atrium Companies, Inc., Series B,
              10.500% 05/01/09                                             6,574
   1,500    Building Materials Corporation of America, Series B,
              7.750% 07/15/05                                              1,526
                                                                           -----
                                                                           8,100
                                                                           -----
            CHEMICALS - BASIC - 4.2%
   3,313    Lyondell Chemical Company, Series B,
              9.875% 05/01/07                                              3,499
                                                                           -----
            COMMERCIAL SERVICES - 4.2%
   1,587    Allied Waste North America, Inc., Series B,
              10.000% 08/01/09                                             1,670
   1,818    Browning-Ferris Industries, Inc.,
              7.875% 03/15/05                                              1,823
                                                                           -----
                                                                           3,493
                                                                           -----
            COMPUTERS AND OFFICE EQUIPMENT - 1.4%
   1,112    Unisys Corporation,
              7.875% 04/01/08                                              1,143
                                                                           -----
            CONSTRUCTION - 2.5%
   1,959    Toll Corporation,
              8.000% 05/01/09                                              2,037
                                                                           -----
            ELECTRIC POWER - NON NUCLEAR - 7.1%
   2,595    AES Corporation,
              8.500% 11/01/07                                              2,660
   3,222    CMS Energy Corporation,
              7.000% 01/15/05                                              3,240
                                                                           -----
                                                                           5,900
                                                                           -----
            EXPLORATION AND PRODUCTION - 4.0%
   1,000    Chesapeake Energy Corporation,
              8.375% 11/01/08                                              1,090
   2,178    Evergreen Resources, Inc.,
              5.875% 03/15/12                                              2,243
                                                                           -----
                                                                           3,333
                                                                           -----
            FINANCE - MISCELLANEOUS - 1.3%
   1,021    Midland Funding II, Series A,
              11.750% 07/23/05                                             1,081
                                                                           -----
            FOOD PRODUCTS - 4.3%
   3,322    United Agri Products,
              8.250% 12/15/11@                                             3,588
                                                                           -----
            HEAVY MACHINERY - 2.9%
   2,265    AGCO Corporation,
              9.500% 05/01/08                                              2,446
                                                                           -----
            HOUSING AND FURNISHING - 7.0%
   1,927    D.R. Horton, Inc.,
              10.500% 04/01/05                                             2,006
   3,529    Ryland Group, Inc.,
              8.000% 08/15/06                                              3,825
                                                                           -----
                                                                           5,831
                                                                           -----
            LODGING AND RECREATION - 1.9%
   1,522    Host Marriott Corporation, Series B,
              7.875% 08/01/08                                              1,566
                                                                           -----

                       See notes to financial statements.

NATIONS MASTER INVESTMENT TRUST
HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------
Schedule of investments (continued)               September 30, 2004 (unaudited)
--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
--------------------------------------------------------------------------------
            METALS AND MINING - 4.5%
#  3,537    Ryerson Tull, Inc., Class A,
              9.125% 07/15/06                                           $  3,732
                                                                           -----
            NATURAL GAS DISTRIBUTION - 0.9%
     783    Aquila, Inc.,
              6.875% 10/01/04                                                783
                                                                             ---
            PAPER AND FOREST PRODUCTS - 0.9%
     891    Scotia Pacific Company LLC, Series B,
              7.110% 01/20/14                                                784
                                                                             ---
            SEMICONDUCTORS - 4.0%
   3,098    Fairchild Semiconductor International, Inc.,
              10.500% 02/01/09                                             3,315
                                                                           -----
            UTILITIES - MISCELLANEOUS - 1.1%
     443    AES Corporation, Bank Term Loan,
              (purchased 8/16/04, cost $446)
              4.000% 07/25/08(a)                                             449
     443    AES Corporation, Bank Term Loan,
              (purchased 8/16/04, cost $446)
              4.250% 07/25/08(a)                                             449
                                                                             ---
                                                                             898
                                                                             ---
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $57,970)                                              58,807
                                                                          ------

            FOREIGN BONDS AND NOTES - 12.7%
            BROADCASTING AND CABLE - 5.9%
   2,000    Alliance Atlantis Communications Inc.,
              13.000% 12/15/09                                             2,163
   2,675    Rogers Cablesystems Inc., Series B,
              10.000% 03/15/05                                             2,752
                                                                           -----
                                                                           4,915
                                                                           -----
            CHEMICALS - SPECIALTY - 4.0%
   3,161    Methanex Corporation,
              7.750% 08/15/05                                              3,287
                                                                           -----
            NATURAL GAS PIPELINES - 2.8%
   2,320    Gemstone Investors Ltd.,
              7.710% 10/31/04@                                             2,323
                                                                           -----
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $10,509)                                              10,525
                                                                          ------

            MORTGAGE-BACKED SECURITIES - 4.4%
              (Cost $3,520)
            FINANCE - MISCELLANEOUS - 4.4%
   3,545    Qwest Bank Loan Tranche,
              (purchased 06/05/03, cost $3,510)
              6.500% 06/30/07(a)(b)                                        3,678
                                                                           -----

                       See notes to financial statements.

NATIONS MASTER INVESTMENT TRUST
HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------
Schedule of investments (continued)               September 30, 2004 (unaudited)
--------------------------------------------------------------------------------
 SHARES                                                                   VALUE
 (000)                                                                    (000)
--------------------------------------------------------------------------------
            WARRANTS - 0.0%+
              (Cost $0++)
      2     Solutia Inc.,
              Expires 07/15/09=@(c)                                     $    0++
                                                                             ---

            AFFILIATED INVESTMENT COMPANIES - 9.8%
              (Cost $8,133)
  8,133     Nations Cash Reserves, Capital Class Shares#                   8,133
                                                                           -----


            TOTAL INVESTMENTS
              (Cost $80,132)                                 97.7%        81,143
                                                                          ------

            OTHER ASSETS AND LIABILITIES (NET)                2.3%         1,919
                                                                           -----

            NET ASSETS                                      100.0%      $ 83,062
                                                                          ======



= Non-income producing security.
@ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
+ Amount represents less than 0.1%.
++ Amount represents less than $500.
# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.
(a) Loan participation agreement.
(b) Restricted and illiquid security.
(c) Fair valued security (see Note 1).




                       See notes to financial statements.
                                        6

NATIONS MASTER INVESTMENT TRUST
HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------
Statement of assets and liabilities               September 30, 2004 (unaudited)
--------------------------------------------------------------------------------

(IN THOUSANDS)
ASSETS:
Investments, at value (cost $80,132)                                  $  81,143
Unrealized appreciation on swap contracts                                   393
Receivable from administrator                                                -*
Dividends receivable from affiliated funds                                    7
Interest receivable                                                       2,194
                                                                      ----------
  Total assets                                                           83,737
                                                                      ----------

LIABILITIES:
Income distribution payable                                                (605)
Due to custodian                                                             (3)
Accrued Trustees' fees and expenses                                         (20)
Accrued expenses and other liabilities                                      (47)
                                                                      ----------
  Total liabilities                                                        (675)
                                                                      ----------

NET ASSETS                                                            $  83,062
                                                                      ==========

NET ASSETS CONSIST OF:
Distributions in excess of net investment income                      $  (4,748)

Accumulated net realized gain on investments and swap contracts sold     13,437
Net unrealized appreciation/(depreciation) on:
  Investments                                                             1,011
  Swap contracts                                                            393
Paid-in capital                                                          72,969
                                                                      ----------
NET ASSETS                                                            $  83,062
                                                                      ==========

Net asset value per unit of beneficial interest
  ($83,062,214 / 8,412,828 units outstanding)                         $    9.87
                                                                      ==========

--------------------------------------------------------------------
* Amount represents less than $500.



                       See notes to financial statements.
                                       7

NATIONS MASTER INVESTMENT TRUST
HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------
Statement of operations                                              (unaudited)
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004

(IN THOUSANDS)
INVESTMENT INCOME:
Interest                                                              $   3,940

Dividends                                                                    62

Dividend income from affiliated funds                                        38

  Total investment income                                                 4,040
                                                                      ----------
EXPENSES:
Administration fee                                                           39
Custodian fees                                                               13
Legal and audit fees                                                         28
Trustees' fees and expenses                                                  11
Interest expense                                                             -*
Other                                                                         6
                                                                      ----------
  Total expenses                                                             97

Fees waived and/or reimbursed by the administrator (see Note 3)             (26)
Fees reduced by credits allowed by the custodian (see Note 3)                (6)
                                                                      ----------

  Net expenses                                                               65
                                                                      ----------

NET INVESTMENT INCOME                                                     3,975
                                                                      ----------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions                                                   1,734
  Swap contracts                                                          1,215
Net realized gain/(loss) on investments                                   2,949
                                                                      ----------

Change in unrealized appreciation/(depreciation) of:
  Security transactions                                                  (2,560)
  Swap contracts                                                            393
                                                                      ----------
Net change in unrealized appreciation/(depreciation) of investments      (2,167)
                                                                      ----------

Net realized and unrealized gain/(loss) on investments                      782
                                                                      ----------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $   4,757
                                                                      ==========

-------------------------------------------------------------------
* Amount represents less than $500.

                       See notes to financial statements.
                                       8

NATIONS MASTER INVESTMENT TRUST
HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------
Statement of changes in net assets
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED    YEAR ENDED
                                                 9/30/04 (UNAUDITED)    3/31/04
                                                 -------------------------------
(IN THOUSANDS)
Net investment income                               $    3,975        $  14,849

Net realized gain/(loss) on investments                  2,949           14,284

Net change in unrealized appreciation/
 (depreciation) of investments                          (2,167)           1,624
                                                 -------------------  ----------

Net increase/(decrease) in net assets
  resulting from operations                              4,757           30,757
                                                 -------------------  ----------

Distributions to interestholders from net
  investment income                                     (5,817)         (17,755)
                                                 -------------------  ----------

Interestholder transactions:
Units of beneficial interest sold (0 and
  2,386 units, respectively)                                 -           23,000
Units of beneficial interest issued as
  reinvestment of dividends (627 and 1,930
  units, respectively)                                   6,117           18,401
Units of beneficial interest redeemed
  (9,022 and 12,287 units, respectively)               (87,930)        (116,501)
                                                 -------------------  ----------
Net increase/(decrease) in net assets from
  interestholder transactions                          (81,813)         (75,100)
                                                 -------------------  ----------


Net increase/(decrease) in net assets                  (82,873)         (62,098)
                                                 -------------------  ----------

NET ASSETS:
Beginning of period                                    165,935           228,033
                                                 -------------------  ----------
End of period                                      $    83,062        $  165,935
                                                 ===================  ==========

Undistributed net investment income/
  (distributions in excess of net investment
  income) at end of period                         $    (4,748)       $  (2,906)
                                                 ===================  ==========

--------------------------------------------

                       See notes to financial statements.
                                       9

NATIONS MASTER INVESTMENT TRUST
HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------
Financial highlights
--------------------------------------------------------------------------------
FOR A UNIT OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                     SIX MONTHS           YEAR            YEAR          PERIOD
                                                                   ENDED 9/30/04         ENDED           ENDED          ENDED
                                                                    (UNAUDITED)         3/31/04         3/31/03        3/31/02*
                                                                   -------------       ---------       ---------       --------
OPERATING PERFORMANCE:

Net asset value, beginning of period                                  $  9.87          $    9.20       $    9.63       $  10.00
                                                                   -------------       ---------       ---------       --------
Income from investment operations:
Net investment income #                                                  0.30               0.68            0.69           0.77
Net realized and unrealized gain/(loss) on investments                   0.14               0.81           (0.27)         (0.30)
                                                                   -------------       ---------       ---------       --------
Net increase/(decrease) in net assets resulting from investment
  operations                                                             0.44               1.49            0.42           0.47

Dividends from net investment income                                    (0.44)             (0.82)          (0.85)         (0.84)
                                                                   -------------       ---------       ---------       --------


Net asset value, end of period                                        $  9.87          $    9.87       $    9.20       $   9.63
                                                                   =============       =========       =========       ========

Total return ++                                                         4.55%             16.53%           5.22%          4.98%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 83,062         $ 165,935       $ 228,033       $ 71,732
Ratio of operating expenses to average net assets                        0.10%+(a)(b)      0.10%(a)(b)     0.10%(a)(b)    0.10%+(a)
Ratio of operating expenses to average net assets without waivers
  and/or expense reimbursements                                          0.15%+(a)(b)      0.10%(a)(b)     0.12%(a)(b)    0.17%+(a)
Ratio of net investment income to average net assets                     6.12%+            7.12%           7.66%          8.21%+
Portfolio turnover rate                                                    39%              219%            146%           165%

----------------------------------------------------------------------------
* Portfolio commenced operations on April 17, 2001.
+ Annualized.
++ Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.
# Per share net investment income has been calculated using the monthly average shares method.
(a) The effect of the custodial expense offset ( see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       See notes to financial statements.
                                       10

NATIONS MASTER INVESTMENT TRUST

--------------------------------------------------------------------------------
Notes to financial statements                                        (unaudited)
--------------------------------------------------------------------------------

Nations Master Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At September 30, 2004, the Trust offered twelve separate portfolios. These financial statements pertain only to the High Yield Portfolio (the "Portfolio"). Financial statements for the other portfolios of the Trust are presented under separate cover.

There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

The High Yield Portfolio principally invests in high yield securities (sometimes called "junk bonds"), which are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay a premium - a high interest rate or yield - because of the increased risk of loss. These securities can also be subject to greater price volatility.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

Futures contracts: The Portfolio may invest in futures contracts for the purposes of hedging against changes in values of the Portfolio's securities or changes in the prevailing levels of interest rates or currency exchange rates or to enhance the Portfolio's return. Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. At September 30, 2004, the Portfolio had no open futures contracts.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the market value of the contract. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

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NATIONS MASTER INVESTMENT TRUST

--------------------------------------------------------------------------------
Notes to financial statements                                        (unaudited)
--------------------------------------------------------------------------------

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Portfolio may purchase and write call and put options on securities, futures and swaps contracts ("swaptions"). The Portfolio may use such options on futures contracts in connection with its hedging strategies and in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures, and to seek to enhance return.

The Portfolio may write covered call options and covered put options on securities in which it is permitted to invest from time to time in seeking to attain the Portfolio's objective. Call options written by the Portfolio gives the holder the right to buy the underlying securities from the Portfolio at a stated exercise price; put options give the holder the right to sell the underlying security to the Portfolio at a stated price. In the case of put options, the Portfolio is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Portfolio may also write combinations of covered puts and calls on the same underlying security. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Portfolio typically receives a premium from writing a put or call option, which would increase the Portfolio's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, the Portfolio limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in potential capital loss if the purchase price exceeds the market value plus the amount of the premium received, unless the security subsequently appreciates in value.

The Portfolio may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Portfolio will realize a profit or loss from such transaction in which it purchases an option having the same terms as the option written. The Portfolio will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Portfolio.

Foreign currency transactions: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. London time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Portfolio and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities. At September 30, 2004, the Portfolio had no open forward foreign currency contracts.

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NATIONS MASTER INVESTMENT TRUST

--------------------------------------------------------------------------------
Notes to financial statements                                        (unaudited)
--------------------------------------------------------------------------------

Forward foreign currency transactions: Generally, the Portfolio may enter into forward currency exchange contracts only under two circumstances: (i) when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset. At September 30, 2004, the Portfolio had no open forward foreign currency contracts.

Forward foreign currency contracts will be used primarily to protect the Portfolio from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Portfolio's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statement of assets and liabilities. In addition, the Portfolio could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Swaps: The Portfolio may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with its investment objective and policies to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in realized gain /(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement assets and liabilities. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Portfolio's basis in the swap and the proceeds from (or cost of ) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, the Portfolio will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, the Portfolio will succeed in pursuing contractual remedies. The Portfolio thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of assets and liabilities.

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NATIONS MASTER INVESTMENT TRUST

--------------------------------------------------------------------------------
Notes to financial statements                                        (unaudited)
--------------------------------------------------------------------------------

Repurchase agreements: The Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the obligation of the Portfolio to resell, the underlying debt obligation at an agreed-upon price and date, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period the Portfolio seeks to assert its right. The Portfolio's investment adviser and sub-adviser, under the oversight of the Board of Trustees, monitor the value of collateral received as well as the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time the Portfolio enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

Loan Participations and Commitments: The Portfolio may invest in Loan Participations. When the Portfolio purchases a Loan Participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such Participations ("Selling Participant"), but not the Borrower. As a result, the Portfolio assumes the credit risk of the Borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the Borrower ("Intermediate Participants"). The Portfolio may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Loan Participation.

Restricted securities: A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. The Portfolios does not have the right to demand that such securities be registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date.

Federal income taxes: The Portfolio is treated as a partnership for federal income tax purposes and therefore is not subject to federal income tax. Each investor in the Portfolio will be subject to taxation on its allocated share of the Portfolio's ordinary income and capital gains.

Expenses: General expenses of the Trust are allocated to the Portfolio based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Portfolio are charged to such Portfolio.

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NATIONS MASTER INVESTMENT TRUST

--------------------------------------------------------------------------------
Notes to financial statements                                        (unaudited)
--------------------------------------------------------------------------------

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

The Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Portfolio. BACAP did not receive an annual fee for its investment advisory services to the Portfolio.

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of the Trust. BACAP Distributors coordinates the payment of other service providers by the Portfolio. BACAP Distributors has agreed to limit total annual operating expenses to 0.10% of the Portfolio's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Trust pursuant to agreements with BACAP Distributors. For the six months ended September 30, 2004, BACAP Distributors received no compensation for its services as administrator to the Portfolio.

BNY serves as the custodian of the Portfolio's assets.

The Portfolio has made daily investments of cash balances in Nations Cash Reserves, a portfolio of Nations Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by the Portfolio from such investments is included in its Statement of operations as "Dividend income from affiliated funds". BACAP and BACAP Distributors earn advisory and administration fees on the investments made in the Nations Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Portfolio. For the six months ended September 30, 2004, BACAP and BACAP Distributors earned the following fees related to investments in affiliated funds:

                            ADVISORY FEES               ADMINISTRATION FEES
                          (EARNED BY BACAP)       (EARNED BY BACAP DISTRIBUTORS)
                                (000)                          (000)
                                -----                          -----
                                  $4                             $2

3. TOTAL OPERATING EXPENSE LIMITATIONS

BACAP and/or BACAP Distributors are entitled to recover from the Portfolio any fees waived or expenses reimbursed by BACAP and/or BACAP Distributors during the three year period following such waiver or reimbursement, to the extent that such recovery would not cause the Portfolio to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue.

At September 30, 2004, the amounts potentially recoverable from the Portfolio by BACAP and/or BACAP Distributors pursuant to this arrangement are as follows:

 POTENTIAL AMOUNT TO      POTENTIAL AMOUNT TO      POTENTIAL AMOUNT TO      POTENTIAL AMOUNT TO     AMOUNT RECOVERED
RECOVER WITHIN 3 YEARS   RECOVER WITHIN 3 YEARS   RECOVER WITHIN 2 YEARS   RECOVER WITHIN 1 YEAR   DURING PERIOD ENDED
    AS OF 9/30/04            AS OF 3/31/04            AS OF 3/31/04            AS OF 3/31/04             3/31/04
    -------------            -------------            -------------            -------------             -------
       $26,456                  $12,902                  $17,715                  $21,173                $14,824

For the six months ended September 30, 2004, expenses of the Portfolio were reduced by $5,850 under expense offset arrangements with BNY. The Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

NATIONS MASTER INVESTMENT TRUST

--------------------------------------------------------------------------------
Notes to financial statements                                        (unaudited)
--------------------------------------------------------------------------------

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2004 were $44,543,640 and $118,487,955, respectively.

5. SWAP CONTRACTS

At September 30, 2004, the Portfolio had swap contracts outstanding:

                             NOTIONAL   PAYMENTS       PAYMENTS      UNREALIZED
                              AMOUNT     MADE BY      RECEIVED BY   APPRECIATION
        DESCRIPTION           (000)   THE PORTFOLIO  THE PORTFOLIO      (000)
--------------------------------------------------------------------------------
Contract with Bear Stearns,
effective March 22, 2004,                            Lehman Brothers
expiring September 30,                1-month LIBOR  U.S. High Yield
2004(a)                      $ 47,767    +0.40%           Index         $393
                                                                        ====
--------------------------------------------------------------------------------
(a) Fair value.

6.  SHARES OF BENEFICIAL INTEREST

As of September 30, 2004, an unlimited number of beneficial interests without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to designate such beneficial interests into one or more series. The beneficial interests are being offered and sold only to "accredited investors" within the meaning of Regulation D under the Securities Act of 1933. From time to time the Portfolio may have a concentration of beneficial interestholders which may include only affiliates of the investment adviser. Investment actions of interestholders may have a material impact on the Portfolio. At September 30, 2004, the Portfolio had three interestholders, two of which owned 85.6% and 9.4%, respectively, of the Portfolio's outstanding units.

7.  LINE OF CREDIT

The Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. The Portfolio maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

The Portfolio had no borrowings outstanding at September 30, 2004. During the six months ended September 30, 2004, borrowings by the Portfolio under the Agreement were as follows:

                                     AVERAGE
                                     AMOUNT              AVERAGE
                                  OUTSTANDING *          INTEREST
                                      (000)               RATE
                                      -----               ----
                                       $6                 1.52%
-----------
* The average amount outstanding was calculated based on daily balances in the period.

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NATIONS MASTER INVESTMENT TRUST

--------------------------------------------------------------------------------
Notes to financial statements                                        (unaudited)
--------------------------------------------------------------------------------

8.  SECURITIES LENDING

Under an agreement with BNY, the Portfolio can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from investment of the collateral. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. The income earned by the Portfolio from securities lending is included in its Statement of operations. At September 30, 2004, the Portfolio had no securities on loan.

9.  CONTINGENCIES AND OTHER EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in various mutual funds including other funds in the Nations Funds family. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and "late trading." The NYAG later announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name the Funds, among others, as defendants (see Civil Litigation below).

The independent Trustees of the Funds have engaged independent legal counsel and, through them, accountants to evaluate the extent of any monetary impact to any Funds from discretionary market timing or from late trading. On September 8, 2003, Bank of America Corporation and the Boards of Trustees of the Funds (the "Boards") jointly announced that: (i) to the extent that the independent counsel and accountants determine that the Funds were adversely affected by any late trading or any discretionary market timing agreement, BACAP would make appropriate restitution; and (ii) BACAP and BACAP Distributors would promptly return to the Funds that were the subject of a market timing agreement all advisory and administration fees they received as a result of such an agreement, irrespective as to whether or not there is an independent determination of any negative impact to any Fund shareholders. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by the Funds in connection with this matter.

Settlements in Principle with Regulators

On March 15, 2004, Bank of America Corporation and FleetBoston Financial Corporation ("Fleet') entered into agreements in principle (each an "Agreement" and together, the "Agreements") with the NYAG and the SEC over matters related to improper late trading and market timing of mutual funds. As noted below, on April 1, 2004, Bank of America Corporation acquired Fleet.

Under the Agreements, Bank of America Corporation has agreed to pay $250 million in total disgorgement and restitution and a penalty of $125 million and FleetBoston Financial Corporation agreed to pay $70 million in total disgorgement and restitution and a penalty of $70 million. In addition, the Agreement with the NYAG requires an aggregate reduction in mutual fund fees of $32 million per year for five years across selected non-money market funds in the Nations Funds and Fleet mutual fund complexes. The final amount payable as restitution and whether such restitution will be effectuated through a Fund or directly to shareholders, has not yet been determined.

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NATIONS MASTER INVESTMENT TRUST

--------------------------------------------------------------------------------
Notes to financial statements                                        (unaudited)
--------------------------------------------------------------------------------

When finalized, the Agreements will conclude the investigation by the NYAG and the SEC of Bank of America Corporation and its affiliates relating to late trading and market timing activities, provided that the NYAG and the SEC have reserved the right to continue their respective investigations of and actions against individuals.

Management believes that the Agreements, and their finalization, could have a positive effect, but in no case will they have a material adverse effect, on any Fund's financial positions or results of operations. However, a review by the accountants engaged to investigate these matters for the Boards remains ongoing. Accordingly, an estimate of the financial impact on any Fund cannot currently be made.

Bank of America Corporation Acquisition of Fleet

On April 1, 2004, Bank of America Corporation acquired Fleet. As a result of this acquisition, Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributor, Inc. ("CFDI") are now indirect wholly-owned subsidiaries of Bank of America Corporation. The SEC and NYAG filed proceedings against both CMA and CFDI on February 24, 2004 alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual funds shares and violated certain New York anti-fraud statutes. In order to settle these matters, as noted above, Fleet entered into the March 15, 2004 Agreements with the NYAG and the SEC. In addition, both Bank of America and Fleet committed to use best efforts to implement certain enhanced governance and compliance procedures with respect to advised mutual funds and agreed to the retention of independent consultants to review compliance, control and other policies and procedures relating to their respective mutual fund advisory businesses.

If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, or if any final settlement includes an injunction against CMA or CFDI prohibiting them from engaging in certain conduct, CMA, CFDI or any company that is an affiliated person of CMA and CFDI could be barred from serving as an investment adviser or distributor for any investment company registered under the Investment Company Act of 1940. As a result of the Fleet acquisition, BACAP and BACAP Distributors are now affiliated persons of CMA and CFDI and, therefore, under these circumstances, could be barred from serving as an investment adviser or distributor for any registered investment company, including the Funds or Portfolios. If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, it is expected that BACAP and BACAP Distributors would seek exemptive relief from the SEC to permit them to continue serving as the investment adviser and distributor of the Funds.

Civil Litigation

In connection with the events described in detail above, various parties have filed suit against certain Funds, their Boards and/or Bank of America Corporation (and affiliated entities). These cases have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland.

These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

ITEM 2.  CODE OF ETHICS.

         Not Applicable for this semi-annual filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable for this semi-annual filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable for this semi-annual filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

         Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not Applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

         Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

              The following material changes have been made to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

              The registrant does not presently hold annual meetings of shareholders for the election of Trustees and other business unless otherwise required by the Investment Company Act of 1940. However, the Board of Trustees' Governance Committee will consider Trustee candidates submitted by shareholders or from other sources as it deems appropriate. Any recommendation should be submitted to Nations Funds, c/o Secretary, at the principal address shown on its most current registration statement. Any submission should include at a minimum the following information: as to each individual proposed for election as a Trustee, the name, age, business address, residence address and principal occupation or employment of such individual, the class, series and number of shares of stock of any Nations Fund that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition, whether such stockholder believes such individual would or would not qualify as an Independent Trustee, and information regarding such individual that is sufficient, in the discretion of the Governance Committee, to make such determination, and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of Trustees in an election contest (even if an election contest is not involved) or is otherwise required, in each case pursuant to Regulation 14A (or any successor provision) under the Securities Exchange Act of 1934, and the rules thereunder (including such individual's written consent to being named in the proxy statement as a nominee and to serving as a Trustee (if elected)).

              Shareholder submissions will be considered for inclusion in the proxy statement only if submitted by a date not earlier than the 365th calendar day before, and not later than the 60th calendar day before, the date on which the Board has set a meeting date for the shareholder meeting at which the election of Trustees is to be considered. Because the registrant does not hold regular shareholder meetings, no anticipated date of the next meeting can be provided. The submission of a proposal does not guarantee its inclusion in a proxy statement and is subject to the limitations of the federal securities laws.


ITEM 10. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
                  15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                  Nations Funds has adopted enhanced procedures for the classification in the Funds' tax returns of distributions from Reits constituting returns of capital.



ITEM 11.  EXHIBITS.

          EX-99.CERT
               A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

          EX-99.906CERT
               Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nations Master Investment Trust
            ---------------------------------------------------
By:  /s/ Keith T. Banks
     Keith T. Banks
     President and Chief Executive Officer

Date:  December 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Keith T. Banks
     Keith T. Banks
     President and Chief Executive Officer

Date:  December 9, 2004

By:  /s/ Gerald Murphy
     Gerald Murphy
     Chief Financial Officer and Treasurer

Date:  December 9, 2004

* Print the name and title of each signing officer under his or her signature.